================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2015 - April 30, 2016

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   8
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  11
          U.S. Large Cap Equity Portfolio...............................  14
          U.S. Large Cap Value Portfolio................................  17
          U.S. Targeted Value Portfolio.................................  18
          U.S. Small Cap Value Portfolio................................  21
          U.S. Core Equity 1 Portfolio..................................  24
          U.S. Core Equity 2 Portfolio..................................  27
          U.S. Vector Equity Portfolio..................................  30
          U.S. Small Cap Portfolio......................................  33
          U.S. Micro Cap Portfolio......................................  36
          DFA Real Estate Securities Portfolio..........................  39
          Large Cap International Portfolio.............................  41
          International Core Equity Portfolio...........................  45
          International Small Company Portfolio.........................  50
          Japanese Small Company Portfolio..............................  51
          Asia Pacific Small Company Portfolio..........................  51
          United Kingdom Small Company Portfolio........................  52
          Continental Small Company Portfolio...........................  52
          DFA International Real Estate Securities Portfolio............  53
          DFA Global Real Estate Securities Portfolio...................  56
          DFA International Small Cap Value Portfolio...................  59
          International Vector Equity Portfolio.........................  63
          World ex U.S. Value Portfolio.................................  67
          World ex U.S. Targeted Value Portfolio........................  68
          World ex U.S. Core Equity Portfolio...........................  73
          World Core Equity Portfolio...................................  79
          Selectively Hedged Global Equity Portfolio....................  80
          Emerging Markets Portfolio....................................  81
          Emerging Markets Small Cap Portfolio..........................  81
          Emerging Markets Value Portfolio..............................  81
          Emerging Markets Core Equity Portfolio........................  82
      Statements of Assets and Liabilities..............................  86
      Statements of Operations..........................................  93
      Statements of Changes in Net Assets............................... 100
      Financial Highlights.............................................. 110
      Notes to Financial Statements..................................... 129

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 164
    Consolidated Disclosure of Portfolio Holdings........................ 165
    Consolidated Schedule of Investments................................. 166
    Consolidated Statement of Assets and Liabilities..................... 171
    Consolidated Statement of Operations................................. 172
    Consolidated Statements of Changes in Net Assets..................... 173
    Consolidated Financial Highlights.................................... 174
    Consolidated Notes to Financial Statements........................... 175
 Dimensional Investment Group Inc.
    Disclosure of Fund Expenses.......................................... 188
    Disclosure of Portfolio Holdings..................................... 190
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 191
        U.S. Large Company Portfolio..................................... 192
    Statements of Assets and Liabilities................................. 195
    Statements of Operations............................................. 196
    Statements of Changes in Net Assets.................................. 197
    Financial Highlights................................................. 198
    Notes to Financial Statements........................................ 200
 The DFA Investment Trust Company
    Disclosure of Fund Expenses.......................................... 209
    Disclosure of Portfolio Holdings..................................... 211
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 213
        The DFA International Value Series............................... 216
        The Japanese Small Company Series................................ 220
        The Asia Pacific Small Company Series............................ 223
        The United Kingdom Small Company Series.......................... 225
        The Continental Small Company Series............................. 228
        The Canadian Small Company Series................................ 232
        The Emerging Markets Series...................................... 235
        The Emerging Markets Small Cap Series............................ 239
    Statements of Assets and Liabilities................................. 243
    Statements of Operations............................................. 245
    Statements of Changes in Net Assets.................................. 247
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 255

TABLE OF CONTENTS
CONTINUED

                                                                PAGE
                                                                ----
            DIMENSIONAL EMERGING MARKETS VALUE FUND
               Disclosure of Fund Expenses..................... 268
               Disclosure of Portfolio Holdings................ 269
               Summary Schedule of Portfolio Holdings.......... 270
               Statement of Assets and Liabilities............. 274
               Statement of Operations......................... 275
               Statements of Changes in Net Assets............. 276
               Financial Highlights............................ 277
               Notes to Financial Statements................... 278
            VOTING PROXIES ON FUND PORTFOLIO SECURITIES........ 286
            BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS. 287

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.10    0.23%    $1.15
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  996.50    0.18%    $0.89
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.97    0.18%    $0.91

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  999.80    0.27%    $1.34
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.52    0.27%    $1.36

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,005.70    0.47%    $2.34
    Class R2 Shares................. $1,000.00 $1,005.10    0.62%    $3.09
    Institutional Class Shares...... $1,000.00 $1,006.00    0.37%    $1.85
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.53    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.78    0.62%    $3.12
    Institutional Class Shares...... $1,000.00 $1,023.02    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,006.20    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.28    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  998.10    0.19%    $0.94
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.92    0.19%    $0.96

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  995.50    0.22%    $1.09
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.77    0.22%    $1.11

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  994.40    0.32%    $1.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.27    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/15  04/30/16    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.30    0.37%    $1.84
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.02    0.37%    $1.86

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.40    0.52%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.60    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.97    0.18%    $0.91

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  976.30    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.47    0.28%    $1.41

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.20    0.38%    $1.89
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.97    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,029.70    0.53%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,006.10    0.54%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.18    0.54%    $2.72

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,091.90    0.55%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.13    0.55%    $2.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/15  04/30/16    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  950.00    0.59%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.93    0.59%    $2.97

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,040.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.54%    $2.72

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,076.10    0.28%    $1.45
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.47    0.28%    $1.41

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.40    0.24%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.67    0.24%    $1.21

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,013.90    0.68%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.48    0.68%    $3.42

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,005.80    0.49%    $2.44
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  984.20    0.53%    $2.61
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.53%    $2.66

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,032.50    0.73%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.23    0.73%    $3.67

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  999.40    0.47%    $2.34
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.53    0.47%    $2.36

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,000.30    0.35%    $1.74
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.12    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.50    0.34%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.17    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,017.00    0.57%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,045.90    0.73%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.23    0.73%    $3.67

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,041.20    0.82%    $4.16
 Institutional Class Shares................... $1,000.00 $1,042.30    0.57%    $2.89
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.79    0.82%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/15  04/30/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,024.50    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,021.83    0.61%    $3.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

****The Portfolio is invested into other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   9.4%
              Energy.......................................   6.3%
              Financials...................................  12.8%
              Health Care..................................  13.4%
              Industrials..................................  12.8%
              Information Technology.......................  19.2%
              Materials....................................   4.2%
              Telecommunication Services...................   3.3%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   3.5%
              Energy.......................................   8.2%
              Financials...................................  26.3%
              Health Care..................................   5.3%
              Industrials..................................  20.8%
              Information Technology.......................  13.5%
              Materials....................................   7.3%
              Telecommunication Services...................   1.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.1%
              Energy.......................................  10.2%
              Financials...................................  25.5%
              Health Care..................................   5.4%
              Industrials..................................  18.8%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.6%
              Financials...................................  14.6%
              Health Care..................................  11.7%
              Industrials..................................  13.6%
              Information Technology.......................  18.0%
              Materials....................................   4.6%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.5%
              Energy.......................................   8.1%
              Financials...................................  16.7%
              Health Care..................................  11.1%
              Industrials..................................  14.5%
              Information Technology.......................  16.9%
              Materials....................................   4.9%
              Telecommunication Services...................   2.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   8.6%
              Financials...................................  24.0%
              Health Care..................................   8.1%
              Industrials..................................  16.1%
              Information Technology.......................  13.9%
              Materials....................................   5.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   3.9%
              Financials...................................  19.4%
              Health Care..................................   9.0%
              Industrials..................................  17.9%
              Information Technology.......................  17.1%
              Materials....................................   5.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.7%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   2.0%
              Financials...................................  20.2%
              Health Care..................................  10.6%
              Industrials..................................  21.6%
              Information Technology.......................  15.2%
              Materials....................................   5.4%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................  11.4%
              Energy.......................................   6.8%
              Financials...................................  21.9%
              Health Care..................................  10.1%
              Industrials..................................  13.2%
              Information Technology.......................   4.8%
              Materials....................................   9.2%
              Telecommunication Services...................   5.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   8.3%
              Energy.......................................   7.4%
              Financials...................................  19.4%
              Health Care..................................   6.2%
              Industrials..................................  17.8%
              Information Technology.......................   6.0%
              Materials....................................  12.4%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  72.4%
              Common Stocks................................  27.6%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   6.2%
              Financials...................................  20.5%
              Health Care..................................   1.6%
              Industrials..................................  24.6%
              Information Technology.......................   4.8%
              Materials....................................  20.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.2%
              Energy.......................................   7.5%
              Financials...................................  20.5%
              Health Care..................................   5.0%
              Industrials..................................  18.9%
              Information Technology.......................   6.5%
              Materials....................................  14.4%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.3%
              Energy.......................................   5.5%
              Financials...................................  22.3%
              Health Care..................................   1.9%
              Industrials..................................  20.6%
              Information Technology.......................   6.7%
              Materials....................................  21.3%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  21.2%
              Health Care..................................   5.2%
              Industrials..................................  16.6%
              Information Technology.......................   8.1%
              Materials....................................  12.1%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   9.1%
              Energy.......................................   6.0%
              Financials...................................  23.2%
              Health Care..................................   3.9%
              Industrials..................................  10.3%
              Information Technology.......................  16.3%
              Materials....................................  10.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   4.1%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (61.9%)
AUSTRALIA -- (4.1%)
Australia & New Zealand Banking Group, Ltd.
    1.500%, 01/16/18.............................   1,500 $ 1,505,997
BHP Billiton Finance USA, Ltd.
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   3,250   3,274,635
Westpac Banking Corp.
    1.500%, 12/01/17.............................   2,500   2,510,735
                                                          -----------
TOTAL AUSTRALIA..................................           8,327,685
                                                          -----------

CANADA -- (4.0%)
Royal Bank of Canada
    1.250%, 06/16/17.............................   2,000   2,000,340
    1.500%, 01/16/18.............................   2,000   2,009,498
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,619
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   1,500   1,511,302
Other Securities.................................           1,591,045
                                                          -----------
TOTAL CANADA.....................................           8,133,804
                                                          -----------

DENMARK -- (0.8%)
Kommunekredit
    1.125%, 01/16/18.............................   1,500   1,503,489
                                                          -----------

FINLAND -- (1.5%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................   3,000   3,001,581
                                                          -----------

FRANCE -- (2.4%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,802,664
Societe Generale SA
    2.750%, 10/12/17.............................   1,980   2,016,036
Other Securities.................................           1,001,310
                                                          -----------
TOTAL FRANCE.....................................           4,820,010
                                                          -----------

GERMANY -- (6.1%)
Erste Abwicklungsanstalt
    1.000%, 10/13/17.............................   1,800   1,796,427
    1.125%, 02/12/18.............................   2,000   1,997,302
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,013,450
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   3,003,855
Other Securities.................................             527,988
                                                          -----------
TOTAL GERMANY....................................          12,339,022
                                                          -----------

JAPAN -- (0.9%)
Other Securities.................................           1,899,154
                                                          -----------

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (3.9%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000 $5,006,150
Other Securities.................................          2,851,752
                                                          ----------
TOTAL NETHERLANDS................................          7,857,902
                                                          ----------

NEW ZEALAND -- (0.8%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................   1,600  1,604,237
                                                          ----------

NORWAY -- (2.9%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000  5,002,455
Other Securities.................................            748,986
                                                          ----------
TOTAL NORWAY.....................................          5,751,441
                                                          ----------

SPAIN -- (0.3%)
Other Securities.................................            587,937
                                                          ----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.0%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000  4,013,760
                                                          ----------

SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000  2,997,300
Other Securities.................................          1,004,467
                                                          ----------
TOTAL SWEDEN.....................................          4,001,767
                                                          ----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,400  1,400,167
Other Securities.................................            698,165
                                                          ----------
TOTAL SWITZERLAND................................          2,098,332
                                                          ----------

UNITED KINGDOM -- (2.0%)
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500  1,508,497
Other Securities.................................          2,521,047
                                                          ----------
TOTAL UNITED KINGDOM.............................          4,029,544
                                                          ----------

UNITED STATES -- (27.2%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................  $1,750  1,759,936
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200  1,203,425
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500  1,511,724
AT&T, Inc.
    2.400%, 03/15/17.............................   1,500  1,515,451

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.450%, 05/15/17.............................  $1,310 $  1,312,424
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492    1,535,365
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500    1,510,316
Caterpillar Financial Services Corp.
    1.500%, 02/23/18.............................   1,500    1,512,688
Chevron Corp.
    1.344%, 11/09/17.............................   3,200    3,215,370
eBay, Inc.
    1.350%, 07/15/17.............................   1,068    1,067,438
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000    1,061,846
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,125    1,124,754
International Business Machines Corp.
    1.250%, 02/08/18.............................   1,060    1,064,295
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,097    1,104,032
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715    1,725,082
Morgan Stanley
    5.450%, 01/09/17.............................   1,000    1,028,883
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800    1,800,862
NYSE Euronext
    2.000%, 10/05/17.............................   1,500    1,513,410
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100    1,137,937
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141    1,167,655
Stryker Corp.
    2.000%, 09/30/16.............................   1,453    1,459,913
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000    5,043,650
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500    1,581,705
Wells Fargo Bank NA
    1.650%, 01/22/18.............................   1,500    1,512,298
Other Securities.................................           16,278,670
                                                          ------------
TOTAL UNITED STATES..............................           54,749,129
                                                          ------------
TOTAL BONDS......................................          124,718,794
                                                          ------------

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
U.S. TREASURY OBLIGATIONS -- (38.1%)
U.S. Treasury Notes
    0.750%, 10/31/17.............................  28,000 $ 28,017,500
^^  0.875%, 11/15/17.............................  45,000   45,108,990
    2.250%, 11/30/17.............................   3,000    3,071,601
Other Securities.................................              502,149
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           76,700,240
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          201,419,034
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $201,037,091)............................          $201,419,034
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1     Level 2    Level 3    Total
                                    ----------- ------------ ------- ------------
Bonds
 Australia.........................          -- $  8,327,685   --    $  8,327,685
 Canada............................          --    8,133,804   --       8,133,804
 Denmark...........................          --    1,503,489   --       1,503,489
 Finland...........................          --    3,001,581   --       3,001,581
 France............................          --    4,820,010   --       4,820,010
 Germany...........................          --   12,339,022   --      12,339,022
 Japan.............................          --    1,899,154   --       1,899,154
 Netherlands.......................          --    7,857,902   --       7,857,902
 New Zealand.......................          --    1,604,237   --       1,604,237
 Norway............................          --    5,751,441   --       5,751,441
 Spain.............................          --      587,937   --         587,937
 Supranational Organization
   Obligations.....................          --    4,013,760   --       4,013,760
 Sweden............................          --    4,001,767   --       4,001,767
 Switzerland.......................          --    2,098,332   --       2,098,332
 United Kingdom....................          --    4,029,544   --       4,029,544
 United States.....................          --   54,749,129   --      54,749,129
U.S. Treasury Obligations..........          --   76,700,240   --      76,700,240
Futures Contracts**................ $18,023,161           --   --      18,023,161
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,023,161 $201,419,034   --    $219,442,195
                                    =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (15.1%)
 *   Amazon.com, Inc......................  15,447 $ 10,188,687            1.4%
     Comcast Corp. Class A................ 126,603    7,692,398            1.0%
     Home Depot, Inc. (The)...............  48,803    6,534,234            0.9%
     McDonald's Corp......................  34,541    4,369,091            0.6%
     Starbucks Corp.......................  55,525    3,122,171            0.4%
     Walt Disney Co. (The)................  66,252    6,841,182            0.9%
     Other Securities.....................           79,676,042           10.5%
                                                   ------------          ------
 Total Consumer Discretionary.............          118,423,805           15.7%
                                                   ------------          ------
 Consumer Staples -- (9.0%)
     Altria Group, Inc....................  70,557    4,424,629            0.6%
     Coca-Cola Co. (The).................. 139,102    6,231,770            0.8%
     CVS Health Corp......................  47,810    4,804,905            0.6%
     Mondelez International, Inc. Class A.  66,278    2,847,303            0.4%
     PepsiCo, Inc.........................  49,312    5,077,164            0.7%
     Philip Morris International, Inc.....  45,731    4,487,126            0.6%
     Procter & Gamble Co. (The)...........  82,566    6,615,188            0.9%
     Wal-Mart Stores, Inc.................  82,943    5,546,398            0.7%
     Other Securities.....................           30,908,541            4.1%
                                                   ------------          ------
 Total Consumer Staples...................           70,943,024            9.4%
                                                   ------------          ------
 Energy -- (6.0%)
     Chevron Corp.........................  55,723    5,693,776            0.8%
     Exxon Mobil Corp..................... 155,810   13,773,604            1.8%
     Schlumberger, Ltd....................  51,832    4,164,183            0.6%
     Other Securities.....................           23,547,075            3.0%
                                                   ------------          ------
 Total Energy.............................           47,178,638            6.2%
                                                   ------------          ------
 Financials -- (12.2%)
     American Express Co..................  43,590    2,852,094            0.4%
     Bank of America Corp................. 247,461    3,603,032            0.5%
 *   Berkshire Hathaway, Inc. Class B.....  55,365    8,054,500            1.1%
     Citigroup, Inc.......................  65,833    3,046,751            0.4%
     JPMorgan Chase & Co.................. 123,315    7,793,508            1.0%
     Wells Fargo & Co..................... 180,115    9,002,148            1.2%
     Other Securities.....................           61,804,899            8.1%
                                                   ------------          ------
 Total Financials.........................           96,156,932           12.7%
                                                   ------------          ------
 Health Care -- (12.8%)
     AbbVie, Inc..........................  54,530    3,326,330            0.4%
     Amgen, Inc...........................  26,545    4,202,074            0.6%
     Gilead Sciences, Inc.................  54,053    4,768,015            0.6%
     Johnson & Johnson....................  95,307   10,682,009            1.4%
     Merck & Co., Inc..................... 119,713    6,565,061            0.9%
     Pfizer, Inc.......................... 218,743    7,155,084            1.0%
     UnitedHealth Group, Inc..............  36,225    4,770,108            0.6%
     Other Securities.....................           59,228,026            7.8%
                                                   ------------          ------
 Total Health Care........................          100,696,707           13.3%
                                                   ------------          ------
 Industrials -- (12.3%)
     3M Co................................  22,746    3,807,225            0.5%
     Boeing Co. (The).....................  23,780    3,205,544            0.4%
     General Electric Co.................. 272,616    8,382,942            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    27,882 $  3,186,076            0.4%
      Union Pacific Corp.................................    36,430    3,177,789            0.4%
      United Parcel Service, Inc. Class B................    26,016    2,733,501            0.4%
      United Technologies Corp...........................    35,870    3,743,752            0.5%
      Other Securities...................................             68,197,008            9.1%
                                                                    ------------          ------
Total Industrials........................................             96,433,837           12.8%
                                                                    ------------          ------
Information Technology -- (18.4%)
*     Alphabet, Inc. Class A.............................     7,958    5,633,309            0.8%
*     Alphabet, Inc. Class C.............................     8,474    5,872,567            0.8%
      Apple, Inc.........................................   268,150   25,136,381            3.3%
      Cisco Systems, Inc.................................   176,939    4,864,053            0.6%
*     Facebook, Inc. Class A.............................    54,857    6,450,086            0.9%
      Intel Corp.........................................   237,043    7,177,662            1.0%
      International Business Machines Corp...............    34,461    5,029,238            0.7%
      MasterCard, Inc. Class A...........................    37,017    3,590,279            0.5%
      Microsoft Corp.....................................   256,995   12,816,341            1.7%
      Oracle Corp........................................   121,109    4,827,405            0.6%
#     Visa, Inc. Class A.................................    54,357    4,198,535            0.6%
      Other Securities...................................             59,170,932            7.7%
                                                                    ------------          ------
Total Information Technology.............................            144,766,788           19.2%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             31,626,818            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 59,618            0.0%
                                                                    ------------          ------
Telecommunication Services -- (3.1%)
      AT&T, Inc..........................................   277,504   10,772,705            1.4%
      Verizon Communications, Inc........................   198,982   10,136,143            1.3%
      Other Securities...................................              3,818,962            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................             24,727,810            3.3%
                                                                    ------------          ------
Utilities -- (2.7%)
      Other Securities...................................             21,564,607            2.8%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            752,578,584           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,330            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            752,585,914
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.455%. 4,721,127    4,721,127            0.6%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..................... 2,584,529   29,903,001            4.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $753,882,803)..................................             $787,210,042          104.2%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $118,423,805          --   --    $118,423,805
   Consumer Staples..............   70,943,024          --   --      70,943,024
   Energy........................   47,178,638          --   --      47,178,638
   Financials....................   96,156,932          --   --      96,156,932
   Health Care...................  100,696,707          --   --     100,696,707
   Industrials...................   96,433,837          --   --      96,433,837
   Information Technology........  144,766,788          --   --     144,766,788
   Materials.....................   31,626,818          --   --      31,626,818
   Real Estate Investment Trusts.       59,618          --   --          59,618
   Telecommunication Services....   24,727,810          --   --      24,727,810
   Utilities.....................   21,564,607          --   --      21,564,607
 Rights/Warrants.................           -- $     7,330   --           7,330
 Temporary Cash Investments......    4,721,127          --   --       4,721,127
 Securities Lending Collateral...           --  29,903,001   --      29,903,001
                                  ------------ -----------   --    ------------
 TOTAL........................... $757,299,711 $29,910,331   --    $787,210,042
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $16,424,431,750
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $12,160,340,183)............................ $16,424,431,750
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (11.1%)
#   PulteGroup, Inc........................ 3,243,691 $   59,651,478            0.8%
#*  Toll Brothers, Inc..................... 1,615,831     44,112,186            0.6%
#   Wendy's Co. (The)...................... 2,548,979     27,681,912            0.4%
    Other Securities.......................              834,046,405           10.7%
                                                      --------------          ------
Total Consumer Discretionary...............              965,491,981           12.5%
                                                      --------------          ------
Consumer Staples -- (3.1%)
    Ingredion, Inc.........................   354,037     40,746,118            0.5%
    Pinnacle Foods, Inc....................   721,573     30,731,794            0.4%
#*  Post Holdings, Inc.....................   755,073     54,244,444            0.7%
    Other Securities.......................              143,585,061            1.9%
                                                      --------------          ------
Total Consumer Staples.....................              269,307,417            3.5%
                                                      --------------          ------
Energy -- (7.2%)
#   Helmerich & Payne, Inc.................   885,440     58,545,293            0.8%
*   Newfield Exploration Co................   809,365     29,339,481            0.4%
#   Patterson-UTI Energy, Inc.............. 1,467,463     28,982,394            0.4%
    Other Securities.......................              512,232,589            6.6%
                                                      --------------          ------
Total Energy...............................              629,099,757            8.2%
                                                      --------------          ------
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   787,105     28,005,196            0.4%
    American Financial Group, Inc..........   567,382     39,211,770            0.5%
    Assurant, Inc..........................   715,633     60,521,083            0.8%
    Assured Guaranty, Ltd.................. 1,174,815     30,392,464            0.4%
    Axis Capital Holdings, Ltd.............   720,075     38,358,395            0.5%
    Endurance Specialty Holdings, Ltd......   520,270     33,286,875            0.4%
#   Hanover Insurance Group, Inc. (The)....   293,477     25,168,588            0.3%
    Investors Bancorp, Inc................. 2,927,525     33,812,914            0.4%
    Old Republic International Corp........ 1,795,740     33,203,233            0.4%
#   PacWest Bancorp........................   759,885     30,380,202            0.4%
#   People's United Financial, Inc......... 2,975,454     46,119,537            0.6%
#   Prosperity Bancshares, Inc.............   504,558     26,625,526            0.4%
    Reinsurance Group of America, Inc......   491,494     46,800,059            0.6%
#   RenaissanceRe Holdings, Ltd............   350,778     38,904,788            0.5%
#   Umpqua Holdings Corp................... 1,961,372     31,048,519            0.4%
    Validus Holdings, Ltd..................   638,880     29,445,979            0.4%
#   WR Berkley Corp........................   546,312     30,593,472            0.4%
    Zions Bancorporation................... 1,832,160     50,421,043            0.7%
    Other Securities.......................            1,358,429,741           17.6%
                                                      --------------          ------
Total Financials...........................            2,010,729,384           26.1%
                                                      --------------          ------
Health Care -- (4.6%)
*   LifePoint Health, Inc..................   435,950     29,452,782            0.4%
    Other Securities.......................              371,945,194            4.8%
                                                      --------------          ------
Total Health Care..........................              401,397,976            5.2%
                                                      --------------          ------
Industrials -- (18.3%)
    ADT Corp. (The)........................ 1,312,983     55,119,026            0.7%
#*  AECOM.................................. 1,409,709     45,801,445            0.6%
#   AGCO Corp..............................   856,026     45,771,710            0.6%
    AMERCO.................................    78,430     27,607,360            0.4%
    Chicago Bridge & Iron Co. NV...........   654,400     26,339,600            0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
  Industrials -- (Continued)
  *    Jacobs Engineering Group, Inc.. 1,268,043 $   56,529,357            0.7%
  #*   Kirby Corp.....................   434,489     27,729,088            0.4%
       Owens Corning..................   744,538     34,300,866            0.4%
  #*   Quanta Services, Inc........... 1,241,879     29,457,370            0.4%
       Ryder System, Inc..............   400,103     27,575,099            0.4%
  #    Trinity Industries, Inc........ 1,554,911     30,336,314            0.4%
  #    Waste Connections, Inc.........   640,339     43,082,008            0.6%
       Other Securities...............            1,142,585,091           14.7%
                                                 --------------           -----
  Total Industrials...................            1,592,234,334           20.6%
                                                 --------------           -----
  Information Technology -- (11.8%)
  *    Arrow Electronics, Inc.........   803,639     49,905,982            0.7%
       Avnet, Inc..................... 1,231,625     50,644,420            0.7%
  *    First Solar, Inc...............   695,904     38,859,279            0.5%
       Ingram Micro, Inc. Class A..... 1,355,507     47,374,970            0.6%
       Other Securities...............              841,201,924           10.8%
                                                 --------------           -----
  Total Information Technology........            1,027,986,575           13.3%
                                                 --------------           -----
  Materials -- (6.4%)
       Airgas, Inc....................   324,745     46,256,678            0.6%
  #    Albemarle Corp.................   453,652     30,013,616            0.4%
       Reliance Steel & Aluminum Co...   690,878     51,104,246            0.7%
       Steel Dynamics, Inc............ 1,843,712     46,479,980            0.6%
       Other Securities...............              381,817,233            4.9%
                                                 --------------           -----
  Total Materials.....................              555,671,753            7.2%
                                                 --------------           -----
  Other -- (0.0%)
       Other Securities...............                       --            0.0%
                                                 --------------           -----
  Telecommunication Services -- (1.3%)
  #    Frontier Communications Corp... 9,001,366     50,047,595            0.7%
       Other Securities...............               67,191,335            0.8%
                                                 --------------           -----
  Total Telecommunication Services....              117,238,930            1.5%
                                                 --------------           -----
  Utilities -- (0.9%)
  #    UGI Corp.......................   668,383     26,895,732            0.4%
       Other Securities...............               47,284,546            0.6%
                                                 --------------           -----
  Total Utilities.....................               74,180,278            1.0%
                                                 --------------           -----
  TOTAL COMMON STOCKS.................            7,643,338,385           99.1%
                                                 --------------           -----

  RIGHTS/WARRANTS -- (0.0%)
       Other Securities...............                      927            0.0%
                                                 --------------           -----

                                         Face
                                        Amount
                                        ------         -               -
                                        (000)

  BONDS -- (0.0%)
  Health Care -- (0.0%)
       Other Securities...............                   34,382            0.0%
                                                 --------------           -----
  TOTAL INVESTMENT SECURITIES.........            7,643,373,694
                                                 --------------


U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 90,311,754 $   90,311,754            1.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund..................... 84,218,990    974,413,712           12.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,924,272,349)...................................            $8,708,099,160          112.9%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  965,491,981           --   --    $  965,491,981
  Consumer Staples............    269,307,417           --   --       269,307,417
  Energy......................    629,099,757           --   --       629,099,757
  Financials..................  2,010,729,384           --   --     2,010,729,384
  Health Care.................    401,397,976           --   --       401,397,976
  Industrials.................  1,592,234,334           --   --     1,592,234,334
  Information Technology......  1,027,986,575           --   --     1,027,986,575
  Materials...................    555,671,753           --   --       555,671,753
  Other.......................             --           --   --                --
  Telecommunication Services..    117,238,930           --   --       117,238,930
  Utilities...................     74,180,278           --   --        74,180,278
Rights/Warrants...............             -- $        927   --               927
Bonds
  Health Care.................             --       34,382   --            34,382
Temporary Cash Investments....     90,311,754           --   --        90,311,754
Securities Lending Collateral.             --  974,413,712   --       974,413,712
Futures Contracts**...........      2,420,645           --   --         2,420,645
                               -------------- ------------   --    --------------
TOTAL......................... $7,736,070,784 $974,449,021   --    $8,710,519,805
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.9%)
Consumer Discretionary -- (12.6%)
#   Aaron's, Inc............................ 1,997,415 $   52,352,247            0.4%
#   Group 1 Automotive, Inc.................   849,486     55,930,158            0.5%
#*  Helen of Troy, Ltd......................   725,897     72,248,528            0.6%
#   Wendy's Co. (The)....................... 5,573,089     60,523,746            0.5%
    Other Securities........................            1,552,932,296           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,793,986,975           14.4%
                                                       --------------          ------
Consumer Staples -- (3.5%)
#*  Darling Ingredients, Inc................ 3,696,918     53,568,342            0.4%
#   Fresh Del Monte Produce, Inc............ 1,819,097     78,694,136            0.6%
#*  Post Holdings, Inc...................... 1,084,458     77,907,463            0.6%
#*  Seaboard Corp...........................    18,550     55,705,650            0.5%
    Other Securities........................              232,929,424            1.9%
                                                       --------------          ------
Total Consumer Staples......................              498,805,015            4.0%
                                                       --------------          ------
Energy -- (8.8%)
#   Patterson-UTI Energy, Inc............... 5,206,407    102,826,538            0.8%
#   PBF Energy, Inc. Class A................ 1,699,824     54,700,336            0.4%
#*  PDC Energy, Inc......................... 1,594,850    100,140,631            0.8%
#   Rowan Cos. P.L.C. Class A............... 4,871,649     91,635,718            0.7%
#*  RSP Permian, Inc........................ 2,076,424     63,559,339            0.5%
    Other Securities........................              840,691,673            6.9%
                                                       --------------          ------
Total Energy................................            1,253,554,235           10.1%
                                                       --------------          ------
Financials -- (21.9%)
    Argo Group International Holdings, Ltd.. 1,097,999     60,357,005            0.5%
    Aspen Insurance Holdings, Ltd........... 2,052,573     95,136,759            0.8%
#   Associated Banc-Corp.................... 4,118,530     75,121,987            0.6%
#   CNO Financial Group, Inc................ 5,989,232    110,022,192            0.9%
    Endurance Specialty Holdings, Ltd....... 1,966,733    125,831,577            1.0%
#   First American Financial Corp........... 1,864,289     67,151,690            0.6%
#   Fulton Financial Corp................... 5,128,492     71,747,603            0.6%
#   Hanover Insurance Group, Inc. (The)..... 1,233,815    105,811,974            0.9%
#   Iberiabank Corp.........................   877,982     51,792,158            0.4%
#   Kemper Corp............................. 1,728,535     53,515,444            0.4%
#   MB Financial, Inc....................... 1,956,826     68,019,272            0.6%
#   Selective Insurance Group, Inc.......... 1,864,419     64,713,983            0.5%
#   Washington Federal, Inc................. 3,026,177     73,505,839            0.6%
#   Webster Financial Corp.................. 2,464,150     90,286,456            0.7%
#   Wintrust Financial Corp................. 1,612,369     83,875,435            0.7%
    Other Securities........................            1,929,627,233           15.3%
                                                       --------------          ------
Total Financials............................            3,126,516,607           25.1%
                                                       --------------          ------
Health Care -- (4.7%)
#*  Amsurg Corp.............................   844,604     68,396,032            0.5%
#*  LifePoint Health, Inc................... 1,329,027     89,789,064            0.7%
#*  Magellan Health, Inc....................   842,493     59,362,057            0.5%
#*  Prestige Brands Holdings, Inc........... 1,178,287     66,903,136            0.5%
    Other Securities........................              381,413,827            3.1%
                                                       --------------          ------
Total Health Care...........................              665,864,116            5.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.2%)
      AMERCO.............................................     324,342 $   114,168,384            0.9%
#     Covanta Holding Corp...............................   3,314,703      53,897,071            0.4%
#*    Esterline Technologies Corp........................   1,098,116      75,396,645            0.6%
#*    FTI Consulting, Inc................................   1,290,918      52,023,995            0.4%
#     GATX Corp..........................................   1,696,443      77,934,591            0.6%
#     Terex Corp.........................................   2,193,999      52,414,636            0.4%
      Other Securities...................................               1,879,731,201           15.2%
                                                                      ---------------          ------
Total Industrials........................................               2,305,566,523           18.5%
                                                                      ---------------          ------
Information Technology -- (12.1%)
#*    CACI International, Inc. Class A...................     858,360      82,531,314            0.7%
#     Convergys Corp.....................................   3,834,500     101,614,250            0.8%
*     Fairchild Semiconductor International, Inc.........   4,389,401      87,788,020            0.7%
#     MKS Instruments, Inc...............................   1,722,360      61,763,830            0.5%
*     Sanmina Corp.......................................   2,983,940      70,570,181            0.6%
#     SYNNEX Corp........................................   1,223,979     101,063,946            0.8%
#*    Tech Data Corp.....................................   1,052,415      72,290,386            0.6%
#     Vishay Intertechnology, Inc........................   5,014,564      60,977,098            0.5%
      Other Securities...................................               1,081,985,521            8.6%
                                                                      ---------------          ------
Total Information Technology.............................               1,720,584,546           13.8%
                                                                      ---------------          ------
Materials -- (5.3%)
#     Commercial Metals Co...............................   4,284,225      76,773,312            0.6%
      Domtar Corp........................................   1,761,459      68,062,776            0.6%
#*    Louisiana-Pacific Corp.............................   3,104,436      52,775,412            0.4%
#     Olin Corp..........................................   2,483,191      54,108,732            0.4%
      Other Securities...................................                 499,141,593            4.0%
                                                                      ---------------          ------
Total Materials..........................................                 750,861,825            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                 104,667,330            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  23,234,419            0.2%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,243,641,591           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         468            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              12,243,642,059
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.6%)
      State Street Institutional Liquid Reserves, 0.455%. 232,692,172     232,692,172            1.9%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 153,989,923   1,781,663,404           14.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,211,751,656)...............................               $14,257,997,635          114.4%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,793,986,975             --   --    $ 1,793,986,975
  Consumer Staples............     498,805,015             --   --        498,805,015
  Energy......................   1,253,554,235             --   --      1,253,554,235
  Financials..................   3,126,516,607             --   --      3,126,516,607
  Health Care.................     665,864,116             --   --        665,864,116
  Industrials.................   2,305,566,523             --   --      2,305,566,523
  Information Technology......   1,720,584,546             --   --      1,720,584,546
  Materials...................     750,861,825             --   --        750,861,825
  Other.......................              --             --   --                 --
  Telecommunication Services..     104,667,330             --   --        104,667,330
  Utilities...................      23,234,419             --   --         23,234,419
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              -- $          468   --                468
Temporary Cash Investments....     232,692,172             --   --        232,692,172
Securities Lending Collateral.              --  1,781,663,404   --      1,781,663,404
Futures Contracts**...........       7,853,405             --   --          7,853,405
                               --------------- --------------   --    ---------------
TOTAL......................... $12,484,187,168 $1,781,663,872   --    $14,265,851,040
                               =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   240,307 $  158,504,094            1.2%
    Comcast Corp. Class A............. 1,773,630    107,765,759            0.8%
    Home Depot, Inc. (The)............   756,178    101,244,672            0.7%
    Lowe's Cos., Inc..................   538,551     40,940,647            0.3%
    McDonald's Corp...................   530,776     67,137,856            0.5%
    Starbucks Corp....................   870,072     48,924,149            0.4%
    Walt Disney Co. (The).............   795,874     82,181,949            0.6%
    Other Securities..................            1,629,789,080           11.6%
                                                 --------------          ------
Total Consumer Discretionary..........            2,236,488,206           16.1%
                                                 --------------          ------
Consumer Staples -- (7.8%)
    Altria Group, Inc................. 1,091,456     68,445,206            0.5%
    Coca-Cola Co. (The)............... 2,038,454     91,322,739            0.7%
    CVS Health Corp...................   645,326     64,855,263            0.5%
    PepsiCo, Inc......................   803,748     82,753,894            0.6%
    Philip Morris International, Inc..   646,971     63,480,794            0.5%
    Procter & Gamble Co. (The)........ 1,072,417     85,922,050            0.6%
    Wal-Mart Stores, Inc.............. 1,111,725     74,341,051            0.5%
    Other Securities..................              653,778,733            4.6%
                                                 --------------          ------
Total Consumer Staples................            1,184,899,730            8.5%
                                                 --------------          ------
Energy -- (6.0%)
    Chevron Corp......................   901,839     92,149,909            0.7%
    Exxon Mobil Corp.................. 2,361,075    208,719,030            1.5%
    Schlumberger, Ltd.................   780,118     62,674,680            0.5%
    Other Securities..................              549,563,143            3.9%
                                                 --------------          ------
Total Energy..........................              913,106,762            6.6%
                                                 --------------          ------
Financials -- (13.1%)
    Bank of America Corp.............. 4,894,970     71,270,763            0.5%
*   Berkshire Hathaway, Inc. Class B..   771,527    112,241,748            0.8%
    Citigroup, Inc.................... 1,387,489     64,212,991            0.5%
    JPMorgan Chase & Co............... 1,895,254    119,780,053            0.9%
    Wells Fargo & Co.................. 2,490,425    124,471,441            0.9%
    Other Securities..................            1,512,248,536           10.8%
                                                 --------------          ------
Total Financials......................            2,004,225,532           14.4%
                                                 --------------          ------
Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     55,790,966            0.4%
    Amgen, Inc........................   294,780     46,663,674            0.3%
    Gilead Sciences, Inc..............   809,650     71,419,226            0.5%
    Johnson & Johnson................. 1,140,308    127,805,721            0.9%
    Merck & Co., Inc.................. 1,168,919     64,103,518            0.5%
    Pfizer, Inc....................... 2,719,755     88,963,186            0.7%
    UnitedHealth Group, Inc...........   463,186     60,992,332            0.5%
    Other Securities..................            1,099,732,934            7.8%
                                                 --------------          ------
Total Health Care.....................            1,615,471,557           11.6%
                                                 --------------          ------
Industrials -- (12.2%)
    3M Co.............................   353,746     59,210,005            0.4%
#   Boeing Co. (The)..................   368,258     49,641,178            0.4%
    General Electric Co............... 2,398,826     73,763,899            0.5%
    Honeywell International, Inc......   364,099     41,605,593            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (Continued)
    Union Pacific Corp....................   487,836 $    42,553,934            0.3%
    United Parcel Service, Inc. Class B...   403,892      42,436,932            0.3%
    United Technologies Corp..............   474,079      49,479,625            0.4%
    Other Securities......................             1,511,160,426           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,869,851,592           13.5%
                                                     ---------------          ------
Information Technology -- (16.2%)
    Accenture P.L.C. Class A..............   360,274      40,682,140            0.3%
*   Alphabet, Inc. Class A................    89,302      63,215,100            0.5%
*   Alphabet, Inc. Class C................    94,832      65,719,524            0.5%
    Apple, Inc............................ 3,423,733     320,940,731            2.3%
    Cisco Systems, Inc.................... 2,715,644      74,653,054            0.5%
*   Facebook, Inc. Class A................   668,990      78,659,844            0.6%
    Intel Corp............................ 3,474,801     105,216,974            0.8%
    International Business Machines Corp..   533,338      77,835,348            0.6%
    MasterCard, Inc. Class A..............   568,036      55,093,812            0.4%
    Microsoft Corp........................ 3,823,147     190,660,341            1.4%
    Oracle Corp........................... 1,433,762      57,149,753            0.4%
#   Visa, Inc. Class A....................   737,983      57,001,807            0.4%
    Other Securities......................             1,287,040,287            9.1%
                                                     ---------------          ------
Total Information Technology..............             2,473,868,715           17.8%
                                                     ---------------          ------
Materials -- (4.1%)
    Other Securities......................               630,003,819            4.5%
                                                     ---------------          ------
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 2,988,544            0.0%
                                                     ---------------          ------
Telecommunication Services -- (2.3%)
    AT&T, Inc............................. 3,704,290     143,800,538            1.0%
    Verizon Communications, Inc........... 2,493,148     127,000,959            0.9%
    Other Securities......................                82,117,892            0.6%
                                                     ---------------          ------
Total Telecommunication Services..........               352,919,389            2.5%
                                                     ---------------          ------
Utilities -- (3.1%)
    Other Securities......................               466,051,539            3.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,749,875,385           98.9%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   288,597            0.0%
                                                     ---------------          ------

                                             Face
                                            Amount
                                            ------         -                -
                                            (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       468            0.0%
                                                     ---------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Face                       Percentage
                                                            Amount        Value+      of Net Assets**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $         1,684            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                       2,152            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              13,750,166,134
                                                                      ---------------

                                                            Shares
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 145,442,452     145,442,452            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund..................... 117,912,148   1,364,243,558            9.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,152,312,348)..................................             $15,259,852,144          109.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,236,434,663 $       53,543   --    $ 2,236,488,206
  Consumer Staples..............   1,184,899,730             --   --      1,184,899,730
  Energy........................     913,106,762             --   --        913,106,762
  Financials....................   2,004,225,532             --   --      2,004,225,532
  Health Care...................   1,615,471,557             --   --      1,615,471,557
  Industrials...................   1,869,851,592             --   --      1,869,851,592
  Information Technology........   2,473,868,715             --   --      2,473,868,715
  Materials.....................     630,003,819             --   --        630,003,819
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,988,544             --   --          2,988,544
  Telecommunication Services....     352,919,389             --   --        352,919,389
  Utilities.....................     466,051,539             --   --        466,051,539
Preferred Stocks
  Other.........................              --             --   --                 --
  Rights/Warrants...............              --        288,597   --            288,597
Bonds
  Financials....................              --            468   --                468
  Health Care...................              --          1,684   --              1,684
Temporary Cash Investments......     145,442,452             --   --        145,442,452
Securities Lending Collateral...              --  1,364,243,558   --      1,364,243,558
Futures Contracts**.............       3,531,760             --   --          3,531,760
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,898,796,054 $1,364,587,850   --    $15,263,383,904
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
COMMON STOCKS -- (89.4%)
Consumer Discretionary -- (13.4%)
*   Amazon.com, Inc......................    79,998 $   52,765,881            0.3%
    Comcast Corp. Class A................ 2,576,504    156,548,383            1.0%
    Ford Motor Co........................ 3,747,421     50,815,029            0.3%
    Time Warner Cable, Inc...............   205,377     43,562,515            0.3%
    Time Warner, Inc.....................   819,384     61,568,514            0.4%
    Walt Disney Co. (The)................   788,924     81,464,292            0.5%
    Other Securities.....................            1,898,115,394           12.1%
                                                    --------------          ------
Total Consumer Discretionary.............            2,344,840,008           14.9%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The).................. 1,076,563     48,230,022            0.3%
    CVS Health Corp......................   926,557     93,118,979            0.6%
    Mondelez International, Inc. Class A. 1,251,565     53,767,232            0.3%
    PepsiCo, Inc.........................   441,915     45,499,568            0.3%
    Procter & Gamble Co. (The)........... 1,622,423    129,988,531            0.8%
    Wal-Mart Stores, Inc................. 1,521,016    101,710,340            0.7%
    Walgreens Boots Alliance, Inc........   544,530     43,170,338            0.3%
    Other Securities.....................              654,880,650            4.1%
                                                    --------------          ------
Total Consumer Staples...................            1,170,365,660            7.4%
                                                    --------------          ------
Energy -- (7.3%)
    Chevron Corp.........................   886,815     90,614,757            0.6%
    EOG Resources, Inc...................   483,369     39,935,947            0.3%
    Exxon Mobil Corp..................... 3,452,202    305,174,657            1.9%
    Schlumberger, Ltd.................... 1,176,167     94,493,257            0.6%
    Other Securities.....................              734,809,245            4.6%
                                                    --------------          ------
Total Energy.............................            1,265,027,863            8.0%
                                                    --------------          ------
Financials -- (14.9%)
    American Express Co..................   820,191     53,665,097            0.3%
    Bank of America Corp................. 4,318,089     62,871,376            0.4%
*   Berkshire Hathaway, Inc. Class B.....   385,401     56,068,137            0.4%
    Citigroup, Inc....................... 1,299,154     60,124,847            0.4%
    JPMorgan Chase & Co.................. 2,517,017    159,075,474            1.0%
*   Synchrony Financial.................. 1,327,569     40,583,784            0.3%
    U.S. Bancorp......................... 1,047,909     44,735,235            0.3%
    Wells Fargo & Co..................... 3,311,925    165,530,011            1.1%
    Other Securities.....................            1,960,949,825           12.3%
                                                    --------------          ------
Total Financials.........................            2,603,603,786           16.5%
                                                    --------------          ------
Health Care -- (9.9%)
*   Allergan P.L.C.......................   178,521     38,660,508            0.3%
    Amgen, Inc...........................   270,507     42,821,258            0.3%
*   Express Scripts Holding Co...........   551,540     40,665,044            0.3%
    Johnson & Johnson.................... 1,171,060    131,252,405            0.8%
    Medtronic P.L.C......................   592,143     46,868,118            0.3%
    Merck & Co., Inc..................... 1,166,009     63,943,934            0.4%
    Pfizer, Inc.......................... 3,930,794    128,576,272            0.8%
    UnitedHealth Group, Inc..............   576,403     75,900,747            0.5%
    Other Securities.....................            1,159,090,619            7.2%
                                                    --------------          ------
Total Health Care........................            1,727,778,905           10.9%
                                                    --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value+      of Net Assets**
                                     ------       ------      ---------------
  Industrials -- (13.0%)
  #   Caterpillar, Inc.............   543,284 $    42,224,032            0.3%
      FedEx Corp...................   251,048      41,450,535            0.3%
      General Electric Co.......... 3,748,360     115,262,070            0.7%
      Union Pacific Corp...........   692,103      60,372,145            0.4%
      United Technologies Corp.....   628,226      65,567,948            0.4%
      Other Securities.............             1,946,051,448           12.3%
                                              ---------------          ------
  Total Industrials................             2,270,928,178           14.4%
                                              ---------------          ------
  Information Technology -- (15.1%)
  *   Alphabet, Inc. Class A.......    81,193      57,474,901            0.4%
  *   Alphabet, Inc. Class C.......    86,171      59,717,365            0.4%
      Apple, Inc................... 3,294,240     308,802,058            2.0%
      Cisco Systems, Inc........... 3,743,259     102,902,190            0.7%
      Intel Corp................... 5,001,878     151,456,866            1.0%
      Microsoft Corp............... 3,539,615     176,520,600            1.1%
      Oracle Corp.................. 1,315,382      52,431,127            0.3%
      QUALCOMM, Inc................   929,225      46,944,447            0.3%
  #   Visa, Inc. Class A...........   547,188      42,264,801            0.3%
      Other Securities.............             1,638,714,164           10.2%
                                              ---------------          ------
  Total Information Technology.....             2,637,228,519           16.7%
                                              ---------------          ------
  Materials -- (4.4%)
      Dow Chemical Co. (The).......   878,752      46,231,143            0.3%
      Other Securities.............               715,783,970            4.5%
                                              ---------------          ------
  Total Materials..................               762,015,113            4.8%
                                              ---------------          ------
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities.............                 4,018,165            0.0%
                                              ---------------          ------
  Telecommunication Services -- (2.6%)
      AT&T, Inc.................... 5,603,692     217,535,323            1.4%
      Verizon Communications, Inc.. 2,410,985     122,815,576            0.8%
      Other Securities.............               113,512,339            0.7%
                                              ---------------          ------
  Total Telecommunication Services.               453,863,238            2.9%
                                              ---------------          ------
  Utilities -- (2.1%)
      Other Securities.............               373,926,450            2.4%
                                              ---------------          ------
  TOTAL COMMON STOCKS..............            15,613,595,885           98.9%
                                              ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............                   316,396            0.0%
                                              ---------------          ------

                                      Face
                                     Amount
                                     ------         -                -
                                     (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities.............                     1,092            0.0%
                                              ---------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Face                       Percentage
                                                            Amount        Value+      of Net Assets**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $        15,560            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                      16,652            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              15,613,928,933
                                                                      ---------------

                                                            Shares
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 176,554,693     176,554,693            1.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 144,426,688   1,671,016,782           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,620,512,518)...............................               $17,461,500,408          110.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,344,722,913 $      117,095   --    $ 2,344,840,008
  Consumer Staples..............   1,170,365,660             --   --      1,170,365,660
  Energy........................   1,265,027,863             --   --      1,265,027,863
  Financials....................   2,603,603,786             --   --      2,603,603,786
  Health Care...................   1,727,778,905             --   --      1,727,778,905
  Industrials...................   2,270,928,178             --   --      2,270,928,178
  Information Technology........   2,637,228,519             --   --      2,637,228,519
  Materials.....................     762,015,113             --   --        762,015,113
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       4,018,165             --   --          4,018,165
  Telecommunication Services....     453,863,238             --   --        453,863,238
  Utilities.....................     373,926,450             --   --        373,926,450
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        316,396   --            316,396
Bonds
  Financials....................              --          1,092   --              1,092
  Health Care...................              --         15,560   --             15,560
Temporary Cash Investments......     176,554,693             --   --        176,554,693
Securities Lending Collateral...              --  1,671,016,782   --      1,671,016,782
Futures Contracts**.............       3,968,270             --   --          3,968,270
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,794,001,753 $1,671,466,925   --    $17,465,468,678
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (88.1%)
 Consumer Discretionary -- (12.8%)
     Comcast Corp. Class A..............   492,620 $ 29,931,591            0.8%
     General Motors Co..................   301,169    9,577,174            0.3%
     Kohl's Corp........................   151,862    6,727,487            0.2%
     Time Warner, Inc...................    94,912    7,131,688            0.2%
     Walt Disney Co. (The)..............   118,253   12,210,805            0.3%
     Other Securities...................            465,089,879           12.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            530,668,624           14.4%
                                                   ------------          ------
 Consumer Staples -- (4.4%)
     CVS Health Corp....................   102,304   10,281,552            0.3%
     JM Smucker Co. (The)...............    60,483    7,680,131            0.2%
     Procter & Gamble Co. (The).........   117,650    9,426,118            0.3%
     Tyson Foods, Inc. Class A..........   134,859    8,876,419            0.3%
     Wal-Mart Stores, Inc...............   157,202   10,512,098            0.3%
     Other Securities...................            135,316,627            3.5%
                                                   ------------          ------
 Total Consumer Staples.................            182,092,945            4.9%
                                                   ------------          ------
 Energy -- (7.6%)
     Chevron Corp.......................   234,198   23,930,352            0.7%
     ConocoPhillips.....................   160,246    7,658,156            0.2%
     Exxon Mobil Corp...................   602,772   53,285,045            1.5%
     Phillips 66........................    85,158    6,992,323            0.2%
     Schlumberger, Ltd..................   118,930    9,554,836            0.3%
     Tesoro Corp........................   117,828    9,389,713            0.3%
     Valero Energy Corp.................   125,201    7,370,583            0.2%
     Other Securities...................            196,919,494            5.1%
                                                   ------------          ------
 Total Energy...........................            315,100,502            8.5%
                                                   ------------          ------
 Financials -- (21.1%)
     American International Group, Inc..   128,798    7,189,504            0.2%
     Bank of America Corp............... 1,204,998   17,544,771            0.5%
     Chubb, Ltd.........................    58,676    6,915,553            0.2%
     Citigroup, Inc.....................   374,753   17,343,569            0.5%
     Fifth Third Bancorp................   403,189    7,382,391            0.2%
     Goldman Sachs Group, Inc. (The)....    49,450    8,115,239            0.2%
     JPMorgan Chase & Co................   536,613   33,913,942            0.9%
     Travelers Cos., Inc. (The).........    66,684    7,328,572            0.2%
     Wells Fargo & Co...................   700,957   35,033,831            1.0%
     Other Securities...................            738,232,916           19.9%
                                                   ------------          ------
 Total Financials.......................            879,000,288           23.8%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459    8,328,681            0.2%
     Anthem, Inc........................    51,610    7,265,140            0.2%
     Johnson & Johnson..................    96,154   10,776,940            0.3%
     Merck & Co., Inc...................   149,737    8,211,577            0.2%
     Pfizer, Inc........................   459,005   15,014,054            0.4%
     UnitedHealth Group, Inc............    73,435    9,669,921            0.3%
     Other Securities...................            237,035,013            6.4%
                                                   ------------          ------
 Total Health Care......................            296,301,326            8.0%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                      Shares       Value+     of Net Assets**
                                      ------       ------     ---------------
  Industrials -- (14.2%)
      ADT Corp. (The)...............   242,523 $   10,181,116            0.3%
      General Electric Co...........   493,793     15,184,135            0.4%
      Union Pacific Corp............    83,333      7,269,138            0.2%
  *   United Rentals, Inc...........   128,450      8,597,158            0.2%
      United Technologies Corp......    68,756      7,176,064            0.2%
      Other Securities..............              540,244,050           14.6%
                                               --------------          ------
  Total Industrials.................              588,651,661           15.9%
                                               --------------          ------
  Information Technology -- (12.2%)
      Apple, Inc....................   324,073     30,378,603            0.8%
      Cisco Systems, Inc............   438,509     12,054,612            0.3%
      Intel Corp....................   578,019     17,502,415            0.5%
      Microsoft Corp................   278,222     13,874,931            0.4%
  #   Visa, Inc. Class A............   116,012      8,960,767            0.3%
      Other Securities..............              425,310,985           11.5%
                                               --------------          ------
  Total Information Technology......              508,082,313           13.8%
                                               --------------          ------
  Materials -- (5.0%)
  #   Alcoa, Inc....................   604,988      6,757,716            0.2%
      Newmont Mining Corp...........   252,066      8,814,748            0.2%
      Nucor Corp....................   158,273      7,878,830            0.2%
      Reliance Steel & Aluminum Co..    95,563      7,068,795            0.2%
      Other Securities..............              177,487,180            4.8%
                                               --------------          ------
  Total Materials...................              208,007,269            5.6%
                                               --------------          ------
  Other -- (0.0%)
      Other Securities..............                       --            0.0%
                                               --------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities..............                  885,642            0.0%
                                               --------------          ------
  Telecommunication Services -- (2.4%)
      AT&T, Inc..................... 1,197,322     46,480,040            1.3%
      CenturyLink, Inc..............   378,513     11,714,977            0.3%
      Verizon Communications, Inc...   259,639     13,226,011            0.4%
      Other Securities..............               29,480,899            0.8%
                                               --------------          ------
  Total Telecommunication Services..              100,901,927            2.8%
                                               --------------          ------
  Utilities -- (1.3%)
      UGI Corp......................   221,969      8,932,033            0.3%
      Other Securities..............               43,876,721            1.1%
                                               --------------          ------
  Total Utilities...................               52,808,754            1.4%
                                               --------------          ------
  TOTAL COMMON STOCKS...............            3,662,501,251           99.1%
                                               --------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............                   61,999            0.0%
                                               --------------          ------

                                       Face
                                      Amount
                                      ------         -               -
                                      (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities..............                      240            0.0%
                                               --------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Face                     Percentage
                                                            Amount       Value+     of Net Assets**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       22,832            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    23,072            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,662,586,322
                                                                     --------------

                                                            Shares
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 38,305,931     38,305,931            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund..................... 39,313,122    454,852,818           12.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $3,314,303,726)..............................            $4,155,745,071          112.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  530,648,307 $     20,317   --    $  530,668,624
  Consumer Staples..............    182,092,945           --   --       182,092,945
  Energy........................    315,100,502           --   --       315,100,502
  Financials....................    879,000,288           --   --       879,000,288
  Health Care...................    296,301,326           --   --       296,301,326
  Industrials...................    588,651,661           --   --       588,651,661
  Information Technology........    508,082,313           --   --       508,082,313
  Materials.....................    208,007,269           --   --       208,007,269
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        885,642           --   --           885,642
  Telecommunication Services....    100,901,927           --   --       100,901,927
  Utilities.....................     52,808,754           --   --        52,808,754
Rights/Warrants.................             --       61,999   --            61,999
Bonds
  Financials....................             --          240   --               240
  Health Care...................             --       22,832   --            22,832
Temporary Cash Investments......     38,305,931           --   --        38,305,931
Securities Lending Collateral...             --  454,852,818   --       454,852,818
Futures Contracts**.............        912,702           --   --           912,702
                                 -------------- ------------   --    --------------
TOTAL........................... $3,701,699,567 $454,958,206   --    $4,156,657,773
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (14.7%)
#   Cracker Barrel Old Country Store, Inc..........   208,527 $   30,530,438            0.3%
#   CST Brands, Inc................................   734,964     27,759,590            0.2%
#*  Helen of Troy, Ltd.............................   283,241     28,190,977            0.2%
#   Pool Corp......................................   361,310     31,582,107            0.3%
#*  Tenneco, Inc...................................   514,186     27,406,114            0.2%
#   Texas Roadhouse, Inc...........................   670,715     27,311,515            0.2%
#   Thor Industries, Inc...........................   471,347     30,175,635            0.3%
#   Tupperware Brands Corp.........................   479,155     27,824,531            0.2%
#   Vail Resorts, Inc..............................   229,928     29,807,866            0.3%
#   Wendy's Co. (The).............................. 2,658,346     28,869,638            0.3%
    Other Securities...............................            1,789,137,516           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            2,078,595,927           17.5%
                                                              --------------          ------
Consumer Staples -- (3.5%)
#   Lancaster Colony Corp..........................   253,716     29,557,914            0.3%
#*  Post Holdings, Inc.............................   381,461     27,404,158            0.2%
    Other Securities...............................              443,204,667            3.7%
                                                              --------------          ------
Total Consumer Staples.............................              500,166,739            4.2%
                                                              --------------          ------
Energy -- (3.2%)
#   Patterson-UTI Energy, Inc...................... 1,368,035     27,018,691            0.2%
    Other Securities...............................              427,579,110            3.6%
                                                              --------------          ------
Total Energy.......................................              454,597,801            3.8%
                                                              --------------          ------
Financials -- (16.2%)
#   Bank of Hawaii Corp............................   414,146     28,331,728            0.2%
#   First Horizon National Corp.................... 1,943,918     27,370,365            0.2%
    FNB Corp....................................... 2,065,648     27,307,867            0.2%
    Hanover Insurance Group, Inc. (The)............   334,899     28,720,938            0.3%
#   Home BancShares, Inc...........................   671,250     28,857,037            0.3%
#   MarketAxess Holdings, Inc......................   284,264     34,896,249            0.3%
#   PrivateBancorp, Inc............................   716,638     29,819,307            0.3%
#   RLI Corp.......................................   430,322     26,757,422            0.2%
#   UMB Financial Corp.............................   476,901     26,587,231            0.2%
*   Western Alliance Bancorp.......................   785,132     28,720,129            0.3%
    Other Securities...............................            1,997,657,057           16.8%
                                                              --------------          ------
Total Financials...................................            2,285,025,330           19.3%
                                                              --------------          ------
Health Care -- (7.5%)
#   Cantel Medical Corp............................   397,773     26,646,813            0.2%
*   Charles River Laboratories International, Inc..   351,864     27,892,259            0.2%
*   LifePoint Health, Inc..........................   404,620     27,336,127            0.2%
#*  Prestige Brands Holdings, Inc..................   528,257     29,994,432            0.3%
    Other Securities...............................              946,889,051            8.0%
                                                              --------------          ------
Total Health Care..................................            1,058,758,682            8.9%
                                                              --------------          ------
Industrials -- (14.9%)
#   CLARCOR, Inc...................................   466,037     27,388,994            0.2%
#   Deluxe Corp....................................   463,334     29,088,109            0.3%
    EMCOR Group, Inc...............................   588,832     28,546,575            0.2%
#   Valmont Industries, Inc........................   222,670     31,258,415            0.3%
    Other Securities...............................            1,994,524,597           16.8%
                                                              --------------          ------
Total Industrials..................................            2,110,806,690           17.8%
                                                              --------------          ------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value+      of Net Assets**
                                          ------      ------      ---------------
  Information Technology -- (14.2%)
  #     Blackbaud, Inc................... 454,126 $    28,051,363            0.2%
  #*    Cimpress NV...................... 308,264      27,087,158            0.2%
  #*    EPAM Systems, Inc................ 409,203      29,843,175            0.3%
  #*    Euronet Worldwide, Inc........... 420,188      32,396,495            0.3%
  #     Fair Isaac Corp.................. 256,448      27,365,566            0.2%
  #     j2 Global, Inc................... 432,468      27,470,367            0.2%
  #*    ViaSat, Inc...................... 383,558      29,418,899            0.3%
        Other Securities.................           1,808,910,384           15.2%
                                                  ---------------          ------
  Total Information Technology...........           2,010,543,407           16.9%
                                                  ---------------          ------
  Materials -- (4.2%)
  #     PolyOne Corp..................... 793,039      28,533,543            0.2%
        Sensient Technologies Corp....... 431,359      29,008,893            0.3%
        Other Securities.................             540,244,334            4.5%
                                                  ---------------          ------
  Total Materials........................             597,786,770            5.0%
                                                  ---------------          ------
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
        Other Securities.................               2,935,761            0.0%
                                                  ---------------          ------
  Telecommunication Services -- (0.8%)
        Other Securities.................             116,626,424            1.0%
                                                  ---------------          ------
  Utilities -- (3.9%)
  #     Black Hills Corp................. 493,078      29,875,596            0.3%
  #     IDACORP, Inc..................... 394,859      28,718,095            0.3%
  #     New Jersey Resources Corp........ 789,721      28,177,245            0.2%
  #     NorthWestern Corp................ 471,107      26,777,722            0.2%
  #     ONE Gas, Inc..................... 480,605      28,100,974            0.2%
        Piedmont Natural Gas Co., Inc.... 492,406      29,445,879            0.3%
        Portland General Electric Co..... 690,542      27,428,328            0.2%
        Southwest Gas Corp............... 436,198      28,313,612            0.2%
  #     Spire, Inc....................... 428,728      27,421,443            0.2%
  #     WGL Holdings, Inc................ 427,325      29,011,094            0.3%
        Other Securities.................             264,617,172            2.2%
                                                  ---------------          ------
  Total Utilities........................             547,887,160            4.6%
                                                  ---------------          ------
  TOTAL COMMON STOCKS....................          11,763,730,691           99.0%
                                                  ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
        Other Securities.................                   5,257            0.0%
                                                  ---------------          ------

                                           Face
                                          Amount
                                          ------        -                -
                                          (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
        Other Securities.................                   2,027            0.0%
                                                  ---------------          ------
  Health Care -- (0.0%)
        Other Securities.................                  48,071            0.0%
                                                  ---------------          ------
  TOTAL BONDS............................                  50,098            0.0%
                                                  ---------------          ------
  TOTAL INVESTMENT SECURITIES............          11,763,786,046
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 147,100,614 $   147,100,614            1.2%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund..................... 194,586,049   2,251,360,585           19.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,292,426,878)...............................               $14,162,247,245          119.2%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
Consumer Discretionary.......... $ 2,078,586,323 $        9,604   --    $ 2,078,595,927
  Consumer Staples..............     500,166,739             --   --        500,166,739
  Energy........................     454,584,173         13,628   --        454,597,801
  Financials....................   2,285,025,330             --   --      2,285,025,330
  Health Care...................   1,058,758,682             --   --      1,058,758,682
  Industrials...................   2,110,806,690             --   --      2,110,806,690
  Information Technology........   2,010,543,407             --   --      2,010,543,407
  Materials.....................     597,786,770             --   --        597,786,770
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,935,761             --   --          2,935,761
  Telecommunication Services....     116,626,424             --   --        116,626,424
  Utilities.....................     547,887,160             --   --        547,887,160
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --          5,257   --              5,257
Bonds
  Financials....................              --          2,027   --              2,027
  Health Care...................              --         48,071   --             48,071
Temporary Cash Investments......     147,100,614             --   --        147,100,614
Securities Lending Collateral...              --  2,251,360,585   --      2,251,360,585
Futures Contracts**.............       5,063,656             --   --          5,063,656
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,915,871,729 $2,251,439,172   --    $14,167,310,901
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                              Shares     Value+    of Net Assets**
                                              ------     ------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (14.5%)
#*  BJ's Restaurants, Inc.................... 296,368 $ 13,218,013            0.3%
#   Children's Place, Inc. (The)............. 251,866   19,622,880            0.4%
#   Core-Mark Holding Co., Inc............... 213,399   17,426,162            0.4%
    Drew Industries, Inc..................... 254,564   16,503,384            0.3%
#*  Gentherm, Inc............................ 375,676   13,802,336            0.3%
#*  Helen of Troy, Ltd....................... 162,124   16,136,202            0.3%
#*  Krispy Kreme Doughnuts, Inc.............. 750,994   13,074,806            0.3%
    La-Z-Boy, Inc............................ 582,277   15,063,506            0.3%
#   Nexstar Broadcasting Group, Inc. Class A. 288,613   14,814,505            0.3%
#*  Popeyes Louisiana Kitchen, Inc........... 268,854   14,453,591            0.3%
#   Sonic Corp............................... 598,492   20,570,170            0.4%
    Other Securities.........................          651,364,989           13.1%
                                                      ------------           -----
Total Consumer Discretionary.................          826,050,544           16.7%
                                                      ------------           -----
Consumer Staples -- (3.2%)
#*  National Beverage Corp................... 396,141   18,515,630            0.4%
#*  USANA Health Sciences, Inc............... 129,318   15,316,424            0.3%
#   WD-40 Co................................. 167,039   17,088,090            0.4%
    Other Securities.........................          134,225,677            2.6%
                                                      ------------           -----
Total Consumer Staples.......................          185,145,821            3.7%
                                                      ------------           -----
Energy -- (1.7%)
    Other Securities.........................           95,681,499            1.9%
                                                      ------------           -----
Financials -- (17.4%)
#   BBCN Bancorp, Inc........................ 851,644   13,302,679            0.3%
#*  BofI Holding, Inc........................ 689,616   14,047,478            0.3%
#   Community Bank System, Inc............... 328,690   13,006,263            0.3%
#   FBL Financial Group, Inc. Class A........ 266,223   16,098,505            0.3%
    First Midwest Bancorp, Inc............... 726,841   13,432,022            0.3%
    Horace Mann Educators Corp............... 408,077   12,691,195            0.3%
    Other Securities.........................          905,952,591           18.2%
                                                      ------------           -----
Total Financials.............................          988,530,733           20.0%
                                                      ------------           -----
Health Care -- (9.1%)
#*  AMN Healthcare Services, Inc............. 494,764   17,569,070            0.4%
#*  Cambrex Corp............................. 360,586   17,394,669            0.4%
#   Cantel Medical Corp...................... 278,932   18,685,655            0.4%
#*  Cynosure, Inc. Class A................... 258,990   12,674,971            0.3%
#*  Emergent Biosolutions, Inc............... 415,388   16,000,746            0.3%
*   ICU Medical, Inc......................... 178,732   17,755,237            0.4%
    Other Securities.........................          419,736,478            8.3%
                                                      ------------           -----
Total Health Care............................          519,816,826           10.5%
                                                      ------------           -----
Industrials -- (18.6%)
#   AAON, Inc................................ 612,931   16,254,930            0.3%
#*  American Woodmark Corp................... 186,252   13,566,596            0.3%
#   Apogee Enterprises, Inc.................. 334,904   13,878,422            0.3%
    AZZ, Inc................................. 286,343   15,725,958            0.3%
#   EnPro Industries, Inc.................... 223,751   13,107,334            0.3%
#   Exponent, Inc............................ 288,685   14,388,060            0.3%
#   Forward Air Corp......................... 310,472   14,151,314            0.3%
    G&K Services, Inc. Class A............... 216,109   15,268,101            0.3%
#*  Hawaiian Holdings, Inc................... 590,692   24,850,412            0.5%
    Insperity, Inc........................... 269,097   14,200,249            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (Continued)
#   John Bean Technologies Corp..........   302,609 $   15,778,033            0.3%
    Mueller Water Products, Inc. Class A. 1,715,790     18,444,742            0.4%
#*  RBC Bearings, Inc....................   176,597     12,944,560            0.3%
#*  Trex Co., Inc........................   296,139     14,051,796            0.3%
    Other Securities.....................              840,205,398           16.9%
                                                    --------------           -----
Total Industrials........................            1,056,815,905           21.4%
                                                    --------------           -----
Information Technology -- (13.1%)
#   CSG Systems International, Inc.......   364,785     16,189,158            0.3%
*   ExlService Holdings, Inc.............   342,470     16,572,123            0.3%
    Methode Electronics, Inc.............   456,176     13,562,112            0.3%
    Other Securities.....................              699,131,328           14.2%
                                                    --------------           -----
Total Information Technology.............              745,454,721           15.1%
                                                    --------------           -----
Materials -- (4.7%)
#*  Headwaters, Inc......................   788,676     15,781,407            0.3%
    Kaiser Aluminum Corp.................   168,635     15,991,657            0.3%
    Other Securities.....................              234,009,565            4.8%
                                                    --------------           -----
Total Materials..........................              265,782,629            5.4%
                                                    --------------           -----
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.....   492,068     14,117,431            0.3%
    Other Securities.....................               72,664,631            1.5%
                                                    --------------           -----
Total Telecommunication Services.........               86,782,062            1.8%
                                                    --------------           -----
Utilities -- (2.2%)
#   American States Water Co.............   401,996     16,759,213            0.3%
#   California Water Service Group.......   496,702     13,872,887            0.3%
    Empire District Electric Co. (The)...   450,028     15,152,443            0.3%
#   MGE Energy, Inc......................   298,791     14,894,731            0.3%
    Other Securities.....................               63,380,754            1.3%
                                                    --------------           -----
Total Utilities..........................              124,060,028            2.5%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,894,120,768           99.0%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                    4,238            0.0%
                                                    --------------           -----

                                            Face
                                           Amount
                                           ------         -               -
                                           (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    8,610            0.0%
                                                    --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Face                     Percentage
                                                            Amount       Value+     of Net Assets**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       69,457            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    78,067            0.0%
                                                                     --------------          ------

TOTAL INVESTMENT SECURITIES..............................             4,894,203,073
                                                                     --------------

                                                            Shares
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,101,252     51,101,252            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund..................... 64,462,614    745,832,439           15.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,502,906,340)................................              $5,691,136,764          115.1%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  825,968,899 $     81,645   --    $  826,050,544
  Consumer Staples............    185,145,821           --   --       185,145,821
  Energy......................     95,631,209       50,290   --        95,681,499
  Financials..................    988,530,733           --   --       988,530,733
  Health Care.................    519,816,826           --   --       519,816,826
  Industrials.................  1,056,815,905           --   --     1,056,815,905
  Information Technology......    745,454,721           --   --       745,454,721
  Materials...................    265,782,629           --   --       265,782,629
  Other.......................             --           --   --                --
  Telecommunication Services..     86,782,062           --   --        86,782,062
  Utilities...................    124,060,028           --   --       124,060,028
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --        4,238   --             4,238
Bonds
  Financials..................             --        8,610   --             8,610
  Health Care.................             --       69,457   --            69,457
Temporary Cash Investments....     51,101,252           --   --        51,101,252
Securities Lending Collateral.             --  745,832,439   --       745,832,439
Futures Contracts**...........      2,178,128           --   --         2,178,128
                               -------------- ------------   --    --------------
TOTAL......................... $4,947,268,213 $746,046,679   --    $5,693,314,892
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (96.0%)
Real Estate Investment Trusts -- (96.0%)
    Alexandria Real Estate Equities, Inc..........   702,724 $ 65,318,196            0.9%
    American Campus Communities, Inc.............. 1,179,109   52,765,128            0.8%
    Apartment Investment & Management Co. Class A. 1,497,552   59,991,933            0.9%
    AvalonBay Communities, Inc.................... 1,310,424  231,669,859            3.3%
    Boston Properties, Inc........................ 1,490,533  192,070,082            2.8%
    Camden Property Trust.........................   829,122   66,935,019            1.0%
    CubeSmart..................................... 1,651,728   48,907,666            0.7%
    DCT Industrial Trust, Inc.....................   887,128   35,813,357            0.5%
    DDR Corp...................................... 2,946,522   51,564,135            0.7%
#   Digital Realty Trust, Inc..................... 1,401,049  123,264,291            1.8%
#   Douglas Emmett, Inc........................... 1,353,312   43,914,974            0.6%
    Duke Realty Corp.............................. 3,318,928   72,584,955            1.0%
#   EPR Properties................................   582,095   38,348,419            0.6%
#   Equinix, Inc..................................   275,588   91,040,496            1.3%
    Equity Lifestyle Properties, Inc..............   770,003   52,737,505            0.8%
    Equity Residential............................ 3,487,338  237,383,098            3.4%
    Essex Property Trust, Inc.....................   632,202  139,368,931            2.0%
    Extra Space Storage, Inc...................... 1,122,838   95,385,088            1.4%
    Federal Realty Investment Trust...............   664,638  101,078,147            1.5%
    General Growth Properties, Inc................ 5,481,482  153,645,940            2.2%
    HCP, Inc...................................... 4,457,515  150,797,732            2.2%
    Highwoods Properties, Inc.....................   912,626   42,647,013            0.6%
    Hospitality Properties Trust.................. 1,450,871   37,127,789            0.5%
    Host Hotels & Resorts, Inc.................... 7,483,191  118,384,082            1.7%
#   Iron Mountain, Inc............................ 1,864,868   68,123,628            1.0%
    Kilroy Realty Corp............................   880,276   57,050,688            0.8%
    Kimco Realty Corp............................. 3,956,919  111,268,562            1.6%
    Liberty Property Trust........................ 1,445,173   50,436,538            0.7%
    Macerich Co. (The)............................ 1,535,271  116,803,418            1.7%
    Mid-America Apartment Communities, Inc........   721,659   69,069,983            1.0%
    National Retail Properties, Inc............... 1,303,569   57,044,179            0.8%
    Omega Healthcare Investors, Inc............... 1,723,275   58,194,997            0.8%
    Prologis, Inc................................. 5,017,086  227,825,875            3.3%
    Public Storage................................ 1,418,576  347,281,591            5.0%
#   Realty Income Corp............................ 2,392,365  141,628,008            2.0%
    Regency Centers Corp..........................   901,482   66,439,223            1.0%
    Retail Properties of America, Inc. Class A.... 2,271,531   36,321,781            0.5%
    Senior Housing Properties Trust............... 2,266,752   39,849,500            0.6%
    Simon Property Group, Inc..................... 2,965,302  596,529,803            8.6%
    SL Green Realty Corp..........................   954,980  100,349,298            1.4%
    Sovran Self Storage, Inc......................   360,894   38,334,161            0.6%
#   Spirit Realty Capital, Inc.................... 4,225,788   48,300,757            0.7%
    Taubman Centers, Inc..........................   609,676   42,341,998            0.6%
    UDR, Inc...................................... 2,508,462   87,595,493            1.3%
#   Ventas, Inc................................... 3,187,881  198,031,168            2.9%
    VEREIT, Inc................................... 8,663,845   76,934,944            1.1%
    Vornado Realty Trust.......................... 1,650,859  158,036,732            2.3%
    Weingarten Realty Investors................... 1,153,006   42,568,981            0.6%
    Welltower, Inc................................ 3,387,943  235,191,003            3.4%
#   WP Carey, Inc.................................   949,550   58,008,009            0.8%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Real Estate Investment Trusts -- (Continued)
      Other Securities...................................            $1,436,224,029           20.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,868,528,182           98.9%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             6,868,528,182
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 73,285,966     73,285,966            1.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund..................... 18,537,272    214,476,243            3.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,034,398,446)................................              $7,156,290,391          103.0%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,868,528,182           --   --    $6,868,528,182
Temporary Cash Investments....     73,285,966           --   --        73,285,966
Securities Lending Collateral.             -- $214,476,243   --       214,476,243
Futures Contracts**...........      1,535,152           --   --         1,535,152
                               -------------- ------------   --    --------------
TOTAL......................... $6,943,349,300 $214,476,243   --    $7,157,825,543
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (91.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd..   631,042 $ 11,566,951            0.4%
    BHP Billiton, Ltd...........................   722,701   11,286,377            0.3%
#   Commonwealth Bank of Australia..............   377,833   21,093,287            0.6%
    National Australia Bank, Ltd................   525,578   10,782,772            0.3%
    Westpac Banking Corp........................   670,087   15,729,312            0.5%
    Other Securities............................            125,135,900            3.9%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            195,594,599            6.0%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................              5,055,466            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   147,197   18,260,358            0.5%
    Other Securities............................             23,728,619            0.8%
                                                           ------------            ----
TOTAL BELGIUM...................................             41,988,977            1.3%
                                                           ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................   246,120   15,284,666            0.5%
    Toronto-Dominion Bank (The).................   270,619   12,045,964            0.4%
    Other Securities............................            249,852,134            7.6%
                                                           ------------            ----
TOTAL CANADA....................................            277,182,764            8.5%
                                                           ------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   411,533   22,977,678            0.7%
    Other Securities............................             40,248,208            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................             63,225,886            1.9%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities............................             31,948,259            1.0%
                                                           ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA..............................   204,500   10,830,103            0.3%
#   L'Oreal SA..................................    55,745   10,125,839            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........    66,560   11,089,663            0.3%
#   Sanofi......................................   222,328   18,325,735            0.6%
    Total SA....................................   451,039   22,795,871            0.7%
    Other Securities............................            206,892,457            6.4%
                                                           ------------            ----
TOTAL FRANCE....................................            280,059,668            8.6%
                                                           ------------            ----

GERMANY -- (6.9%)
    Allianz SE..................................    70,352   11,968,835            0.4%
    BASF SE.....................................   233,002   19,276,442            0.6%
    Bayer AG....................................   162,181   18,742,750            0.6%
    Daimler AG..................................   270,445   18,843,699            0.6%
    Deutsche Telekom AG.........................   692,240   12,151,185            0.4%
    E.ON SE..................................... 1,021,940   10,591,561            0.3%
    SAP SE......................................   170,191   13,353,358            0.4%
    Siemens AG..................................   137,308   14,369,039            0.4%
    Other Securities............................            125,795,063            3.8%
                                                           ------------            ----
TOTAL GERMANY...................................            245,091,932            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,743,800 $ 16,385,385            0.5%
    Other Securities...................................             76,074,801            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             92,460,186            2.8%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             18,096,151            0.5%
                                                                  ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   179,025    9,747,911            0.3%
    Other Securities...................................              9,040,041            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,787,952            0.6%
                                                                  ------------           -----

ITALY -- (1.7%)
    Other Securities...................................             60,848,359            1.9%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Japan Tobacco, Inc.................................   268,100   10,954,008            0.3%
    KDDI Corp..........................................   427,700   12,320,212            0.4%
    SoftBank Group Corp................................   235,560   12,666,178            0.4%
    Toyota Motor Corp..................................   453,200   22,972,574            0.7%
    Toyota Motor Corp. Sponsored ADR...................    96,721    9,836,526            0.3%
    Other Securities...................................            627,425,841           19.2%
                                                                  ------------           -----
TOTAL JAPAN............................................            696,175,339           21.3%
                                                                  ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV........................................   256,547   11,175,010            0.3%
    Other Securities...................................             81,534,652            2.5%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             92,709,662            2.8%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              4,153,310            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             22,463,384            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.2%)
    Other Securities...................................              4,874,526            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................             38,501,682            1.2%
                                                                  ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA................................. 2,309,901   11,730,414            0.4%
    Other Securities...................................             81,343,723            2.4%
                                                                  ------------           -----

TOTAL SPAIN............................................             93,074,137            2.8%
                                                                  ------------           -----

SWEDEN -- (2.6%)
    Other Securities...................................             90,298,974            2.8%
                                                                  ------------           -----

SWITZERLAND -- (7.5%)
    Nestle SA..........................................   692,983   51,724,008            1.6%
    Novartis AG........................................   388,810   29,589,299            0.9%
    Roche Holding AG...................................   166,430   42,108,317            1.3%
    Other Securities...................................            141,054,585            4.3%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            264,476,209            8.1%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                       ------      -------     ---------------
UNITED KINGDOM -- (16.5%)
    BP P.L.C. Sponsored ADR.........................    769,178 $   25,828,980            0.8%
    British American Tobacco P.L.C..................    322,533     19,665,513            0.6%
    BT Group P.L.C..................................  2,107,623     13,661,757            0.4%
    Diageo P.L.C. Sponsored ADR.....................     97,095     10,518,301            0.3%
    GlaxoSmithKline P.L.C...........................    566,003     12,096,881            0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR............    315,368     13,532,441            0.4%
    HSBC Holdings P.L.C.............................  1,758,504     11,653,386            0.4%
    HSBC Holdings P.L.C. Sponsored ADR..............    462,508     15,415,391            0.5%
    Imperial Brands P.L.C...........................    194,041     10,550,632            0.3%
    Reckitt Benckiser Group P.L.C...................    141,876     13,821,410            0.4%
    Royal Dutch Shell P.L.C. Class A................    433,207     11,347,078            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    318,521     16,846,578            0.5%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    281,511     15,018,612            0.5%
    SABMiller P.L.C.................................    167,523     10,260,118            0.3%
    Unilever P.L.C. Sponsored ADR...................    219,410      9,842,733            0.3%
    Vodafone Group P.L.C............................  3,596,570     11,587,564            0.4%
    Other Securities................................               360,917,491           11.0%
                                                                --------------          ------
TOTAL UNITED KINGDOM................................               582,564,866           17.8%
                                                                --------------          ------
TOTAL COMMON STOCKS.................................             3,219,632,288           98.5%
                                                                --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities................................                14,557,698            0.4%
                                                                --------------          ------
TOTAL PREFERRED STOCKS..............................                14,557,698            0.4%
                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................             3,234,189,986
                                                                --------------

                                                                   Value+
                                                         -         ------             -
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund................. 26,011,167    300,949,208            9.2%
                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,233,264,010)...........................              $3,535,139,194          108.1%
                                                                ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  4,611,562 $  190,983,037   --    $  195,594,599
  Austria.....................           --      5,055,466   --         5,055,466
  Belgium.....................    4,452,138     37,536,839   --        41,988,977
  Canada......................  277,154,864         27,900   --       277,182,764
  Denmark.....................    5,174,020     58,051,866   --        63,225,886
  Finland.....................    1,667,362     30,280,897   --        31,948,259
  France......................   12,412,322    267,647,346   --       280,059,668
  Germany.....................   16,655,694    228,436,238   --       245,091,932
  Hong Kong...................      505,213     91,954,973   --        92,460,186
  Ireland.....................    3,457,831     14,638,320   --        18,096,151
  Israel......................   10,538,091      8,249,861   --        18,787,952
  Italy.......................    3,959,676     56,888,683   --        60,848,359
  Japan.......................   33,923,086    662,252,253   --       696,175,339
  Netherlands.................   16,303,795     76,405,867   --        92,709,662
  New Zealand.................           --      4,153,310   --         4,153,310
  Norway......................      831,015     21,632,369   --        22,463,384
  Portugal....................           --      4,874,526   --         4,874,526
  Singapore...................           --     38,501,682   --        38,501,682
  Spain.......................   13,228,979     79,845,158   --        93,074,137
  Sweden......................           --     90,298,974   --        90,298,974
  Switzerland.................   16,720,969    247,755,240   --       264,476,209
  United Kingdom..............  176,419,694    406,145,172   --       582,564,866
Preferred Stocks
  Germany.....................           --     14,557,698   --        14,557,698
Securities Lending Collateral.           --    300,949,208   --       300,949,208
Futures Contracts**...........      742,253             --   --           742,253
                               ------------ --------------   --    --------------
TOTAL......................... $598,758,564 $2,937,122,883   --    $3,535,881,447
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.2%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 1,813,928 $   33,249,160            0.2%
    BHP Billiton, Ltd........................... 2,349,520     36,692,310            0.3%
#   Commonwealth Bank of Australia..............   536,081     29,927,799            0.2%
    National Australia Bank, Ltd................ 1,764,921     36,209,165            0.2%
#   Westpac Banking Corp........................ 1,801,605     42,290,042            0.3%
    Woodside Petroleum, Ltd..................... 1,409,032     30,167,370            0.2%
    Other Securities............................              777,100,404            4.9%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              985,636,250            6.3%
                                                           --------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................               85,289,644            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   393,517     48,817,308            0.3%
    Other Securities............................              205,432,796            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              254,250,104            1.6%
                                                           --------------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The).................   680,144     30,275,000            0.2%
    Other Securities............................            1,308,225,125            8.3%
                                                           --------------            ----
TOTAL CANADA....................................            1,338,500,125            8.5%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,238,895            0.0%
                                                           --------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   600,030     33,502,286            0.2%
    Novo Nordisk A.S. Sponsored ADR.............   595,283     33,210,839            0.2%
    Other Securities............................              250,303,376            1.6%
                                                           --------------            ----
TOTAL DENMARK...................................              317,016,501            2.0%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,572,202     30,095,200            0.2%
    Other Securities............................              245,026,404            1.5%
                                                           --------------            ----
TOTAL FINLAND...................................              275,121,604            1.7%
                                                           --------------            ----

FRANCE -- (6.5%)
    Cie de Saint-Gobain.........................   768,958     35,235,603            0.2%
    Cie Generale des Etablissements Michelin....   314,958     32,897,376            0.2%
    Engie SA.................................... 2,052,295     33,849,406            0.2%
    Orange SA................................... 2,005,464     33,318,621            0.2%
    Total SA.................................... 1,874,712     94,749,439            0.6%
#   Total SA Sponsored ADR......................   583,465     29,610,867            0.2%
    Other Securities............................              850,700,041            5.4%
                                                           --------------            ----
TOTAL FRANCE....................................            1,110,361,353            7.0%
                                                           --------------            ----

GERMANY -- (6.4%)
    BASF SE.....................................   707,050     58,494,812            0.4%
    Bayerische Motoren Werke AG.................   446,398     41,297,866            0.3%
    Daimler AG.................................. 1,081,794     75,375,771            0.5%
    Deutsche Telekom AG......................... 2,550,534     44,770,615            0.3%
    E.ON SE..................................... 3,520,643     36,488,545            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
GERMANY-- (Continued)
    Fresenius SE & Co. KGaA............................   594,150 $   43,324,348            0.3%
    Other Securities...................................              789,864,791            4.9%
                                                                  --------------           -----
TOTAL GERMANY..........................................            1,089,616,748            6.9%
                                                                  --------------           -----

GREECE -- (0.0%)
    Other Securities...................................                       --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.5%)
    AIA Group, Ltd..................................... 6,136,600     36,646,459            0.3%
    Other Securities...................................              398,343,893            2.5%
                                                                  --------------           -----
TOTAL HONG KONG........................................              434,990,352            2.8%
                                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................               85,277,265            0.5%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   570,084     31,041,074            0.2%
    Other Securities...................................               69,792,323            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................              100,833,397            0.6%
                                                                  --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA......................... 2,428,511     37,130,940            0.3%
    Eni SpA............................................ 2,230,601     36,441,177            0.2%
    Other Securities...................................              370,488,474            2.3%
                                                                  --------------           -----
TOTAL ITALY............................................              444,060,591            2.8%
                                                                  --------------           -----

JAPAN -- (20.2%)
    Honda Motor Co., Ltd............................... 1,287,400     34,741,479            0.2%
    Mitsubishi UFJ Financial Group, Inc................ 6,194,700     28,587,377            0.2%
    NTT DOCOMO, Inc.................................... 1,305,900     31,320,677            0.2%
    Toyota Motor Corp.................................. 1,311,386     66,473,767            0.4%
    Toyota Motor Corp. Sponsored ADR...................   384,641     39,117,990            0.3%
    Other Securities...................................            3,262,495,314           20.7%
                                                                  --------------           -----
TOTAL JAPAN............................................            3,462,736,604           22.0%
                                                                  --------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................              410,793,325            2.6%
                                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................               68,471,162            0.4%
                                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................              136,579,444            0.9%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               46,979,738            0.3%
                                                                  --------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................              184,354,316            1.2%
                                                                  --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA................................. 6,424,415     32,625,227            0.2%
    Iberdrola SA....................................... 6,047,752     43,052,370            0.3%
    Other Securities...................................              314,019,289            2.0%
                                                                  --------------           -----
TOTAL SPAIN............................................              389,696,886            2.5%
                                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                       Shares       Value++     of Net Assets**
                                                       ------       -------     ---------------
SWEDEN -- (2.8%)
    Other Securities................................            $   477,834,950            3.0%
                                                                ---------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd........................................  1,450,592      30,709,417            0.2%
    Nestle SA.......................................  2,417,067     180,409,034            1.2%
    Novartis AG Sponsored ADR.......................    794,013      60,321,168            0.4%
    Roche Holding AG................................    153,905      38,939,377            0.3%
    Swiss Re AG.....................................    383,737      34,105,983            0.2%
    Syngenta AG.....................................     92,858      37,251,372            0.3%
    Other Securities................................                702,644,913            4.3%
                                                                ---------------           -----
TOTAL SWITZERLAND...................................              1,084,381,264            6.9%
                                                                ---------------           -----

UNITED KINGDOM -- (15.6%)
    Aviva P.L.C.....................................  5,302,684      33,595,114            0.2%
    BP P.L.C. Sponsored ADR.........................  2,497,898      83,879,423            0.5%
    HSBC Holdings P.L.C. Sponsored ADR..............  1,913,051      63,761,990            0.4%
    Lloyds Banking Group P.L.C...................... 47,561,951      46,682,559            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..................    929,561      31,289,023            0.2%
#   Royal Dutch Shell P.L.C. Class A................  1,302,276      34,110,775            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,228,120      64,955,244            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,354,884      72,283,061            0.5%
    SSE P.L.C.......................................  1,436,654      31,740,802            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............  1,397,631      45,758,430            0.3%
    Other Securities................................              2,164,994,430           13.8%
                                                                ---------------           -----
TOTAL UNITED KINGDOM................................              2,673,050,851           17.0%
                                                                ---------------           -----
TOTAL COMMON STOCKS.................................             15,457,071,369           98.0%
                                                                ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                 58,019,805            0.4%
                                                                ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      7,555            0.0%
                                                                ---------------           -----
TOTAL PREFERRED STOCKS..............................                 58,027,360            0.4%
                                                                ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                         50            0.0%
                                                                ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

FRANCE -- (0.0%)
    Other Securities................................                      3,064            0.0%
                                                                ---------------           -----

GERMANY -- (0.0%)
    Other Securities................................                      7,014            0.0%
                                                                ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                     15,696            0.0%
                                                                ---------------           -----

NORWAY -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                    126,514            0.0%
                                                                ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $        74,933            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     227,271            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,515,326,000
                                                    ---------------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 139,982,243   1,619,594,557           10.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $16,776,905,112)................             $17,134,920,557          108.7%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                       ----------------------------------------------------
                          Level 1        Level 2     Level 3     Total
                       -------------- -------------- ------- --------------
     Common Stocks
       Australia...... $   33,220,552 $  952,415,698   --    $  985,636,250
       Austria........         52,899     85,236,745   --        85,289,644
       Belgium........     21,018,646    233,231,458   --       254,250,104
       Canada.........  1,338,316,757        183,368   --     1,338,500,125
       China..........             --      1,238,895   --         1,238,895
       Denmark........     33,275,296    283,741,205   --       317,016,501
       Finland........      7,000,930    268,120,674   --       275,121,604
       France.........     73,074,470  1,037,286,883   --     1,110,361,353
       Germany........     68,946,254  1,020,670,494   --     1,089,616,748
       Greece.........             --             --   --                --
       Hong Kong......      1,688,746    433,301,606   --       434,990,352
       Ireland........     14,960,007     70,317,258   --        85,277,265
       Israel.........     34,270,859     66,562,538   --       100,833,397
       Italy..........     11,660,996    432,399,595   --       444,060,591
       Japan..........    105,480,092  3,357,256,512   --     3,462,736,604
       Netherlands....     53,802,336    356,990,989   --       410,793,325
       New Zealand....        143,672     68,327,490   --        68,471,162
       Norway.........     13,270,904    123,308,540   --       136,579,444
       Portugal.......        256,103     46,723,635   --        46,979,738
       Singapore......             --    184,354,316   --       184,354,316
       Spain..........     25,956,274    363,740,612   --       389,696,886
       Sweden.........      4,494,345    473,340,605   --       477,834,950
       Switzerland....    103,322,153    981,059,111   --     1,084,381,264
       United Kingdom.    607,654,068  2,065,396,783   --     2,673,050,851
     Preferred Stocks
       Germany........             --     58,019,805   --        58,019,805
       United Kingdom.             --          7,555   --             7,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Rights/Warrants
  Australia...................             --              50   --                 50
  Austria.....................             --              --   --                 --
  France......................             --           3,064   --              3,064
  Germany.....................             --           7,014   --              7,014
  Hong Kong...................             --          15,696   --             15,696
  Norway......................             --              --   --                 --
  Singapore...................             --         126,514   --            126,514
  Sweden......................             --          74,933   --             74,933
Securities Lending Collateral.             --   1,619,594,557   --      1,619,594,557
Futures Contracts**...........      1,194,215              --   --          1,194,215
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,553,060,574 $14,583,054,198   --    $17,136,114,772
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,705,934,034
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,188,913,143
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,744,103,035
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,154,035,558
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    742,464,736
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,717,704,490)...............................  9,535,450,506
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,717,704,490)............................... $9,535,450,506
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,535,450,506   --      --    $9,535,450,506
 Futures Contracts**.............      3,477,895   --      --         3,477,895
                                  --------------   --      --    --------------
 TOTAL........................... $9,538,928,401   --      --    $9,538,928,401
                                  ==============   ==      ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $426,614,587
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $396,037,684)............................... $426,614,587
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $229,006,722
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,963,879)............................... $229,006,722
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $30,493,383
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,712,197).................................. $30,493,383
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $311,842,891
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $270,992,367)............................... $311,842,891
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (96.3%)
AUSTRALIA -- (19.5%)
    Dexus Property Group..................  9,591,650 $ 61,158,014            1.5%
    Goodman Group......................... 17,302,709   90,144,699            2.2%
    GPT Group (The)....................... 17,423,461   66,357,261            1.7%
    Scentre Group......................... 48,606,788  172,530,731            4.3%
    Stockland............................. 23,295,853   77,050,891            1.9%
    Vicinity Centres...................... 32,841,525   82,550,045            2.1%
    Westfield Corp........................ 19,343,832  147,740,520            3.7%
    Other Securities......................             103,103,628            2.6%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             800,635,789           20.0%
                                                      ------------           -----

BELGIUM -- (1.7%)
    Cofinimmo SA..........................    209,642   26,059,763            0.6%
    Other Securities......................              42,129,167            1.1%
                                                      ------------           -----
TOTAL BELGIUM.............................              68,188,930            1.7%
                                                      ------------           -----

CANADA -- (5.1%)
    H&R REIT..............................  1,411,332   24,656,414            0.6%
    RioCan REIT...........................  1,638,027   35,614,391            0.9%
    Other Securities......................             147,363,295            3.7%
                                                      ------------           -----
TOTAL CANADA..............................             207,634,100            5.2%
                                                      ------------           -----

CHINA -- (0.2%)
    Other Securities......................               8,700,270            0.2%
                                                      ------------           -----

FRANCE -- (5.3%)
#   Fonciere Des Regions..................    313,125   29,623,460            0.7%
    Gecina SA.............................    321,929   46,521,806            1.2%
    ICADE.................................    380,277   29,917,717            0.8%
#   Klepierre.............................  2,012,004   94,629,509            2.4%
    Other Securities......................              18,771,071            0.4%
                                                      ------------           -----
TOTAL FRANCE..............................             219,463,563            5.5%
                                                      ------------           -----

GERMANY -- (0.5%)
    Other Securities......................              22,166,073            0.6%
                                                      ------------           -----

GREECE -- (0.0%)
    Other Securities......................                 831,369            0.0%
                                                      ------------           -----

HONG KONG -- (4.3%)
    Link REIT (The)....................... 22,642,305  137,222,468            3.4%
    Other Securities......................              38,731,386            1.0%
                                                      ------------           -----
TOTAL HONG KONG...........................             175,953,854            4.4%
                                                      ------------           -----

ITALY -- (0.3%)
    Other Securities......................              13,153,104            0.3%
                                                      ------------           -----

JAPAN -- (21.2%)
    Advance Residence Investment Corp.....     12,713   34,240,938            0.9%
#   Daiwa Office Investment Corp..........      3,479   22,354,340            0.6%
    Frontier Real Estate Investment Corp..      4,979   24,974,344            0.6%
#   GLP J-Reit............................     18,118   22,008,053            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Japan Hotel REIT Investment Corp......     35,628 $ 32,138,711            0.8%
#   Japan Logistics Fund, Inc.............      9,191   20,405,287            0.5%
    Japan Prime Realty Investment Corp....      8,086   35,642,117            0.9%
    Japan Real Estate Investment Corp.....     12,715   79,176,464            2.0%
    Japan Retail Fund Investment Corp.....     24,541   60,293,968            1.5%
#   Kenedix Office Investment Corp........      4,726   27,671,033            0.7%
#   Mori Hills REIT Investment Corp.......     16,198   24,306,428            0.6%
    Mori Trust Sogo Reit, Inc.............     12,289   24,132,903            0.6%
#   Nippon Building Fund, Inc.............     13,713   86,871,906            2.2%
    Nomura Real Estate Master Fund, Inc...     29,746   46,663,998            1.2%
    Orix JREIT, Inc.......................     22,757   37,904,035            0.9%
#   United Urban Investment Corp..........     26,406   45,576,876            1.1%
    Other Securities......................             246,943,715            6.1%
                                                      ------------           -----
TOTAL JAPAN...............................             871,305,116           21.7%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              23,245,493            0.6%
                                                      ------------           -----

MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V.. 21,560,405   51,217,186            1.3%
    Other Securities......................              24,744,969            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              75,962,155            1.9%
                                                      ------------           -----

NETHERLANDS -- (7.6%)
    Unibail-Rodamco SE....................    941,798  252,444,451            6.3%
    Wereldhave NV.........................    467,416   24,092,441            0.6%
    Other Securities......................              33,833,747            0.8%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             310,370,639            7.7%
                                                      ------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................              31,496,919            0.8%
                                                      ------------           -----

SINGAPORE -- (6.9%)
    Ascendas REIT......................... 21,886,800   39,945,294            1.0%
    CapitaLand Commercial Trust, Ltd...... 26,622,700   28,244,490            0.7%
    CapitaLand Mall Trust................. 24,659,100   37,855,427            0.9%
    Suntec REIT........................... 23,856,700   29,807,225            0.7%
    Other Securities......................             149,242,119            3.8%
                                                      ------------           -----
TOTAL SINGAPORE...........................             285,094,555            7.1%
                                                      ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd........... 24,304,567   43,010,768            1.1%
    Redefine Properties, Ltd.............. 42,429,793   36,624,975            0.9%
    Resilient REIT, Ltd...................  2,560,526   24,463,554            0.6%
    Other Securities......................              57,634,902            1.4%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             161,734,199            4.0%
                                                      ------------           -----

SPAIN -- (0.8%)
    Merlin Properties Socimi SA...........  2,779,202   32,348,965            0.8%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              12,279,290            0.3%
                                                      ------------           -----

TURKEY -- (0.8%)
    Other Securities......................              31,221,027            0.8%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
UNITED KINGDOM -- (14.6%)
       British Land Co. P.L.C. (The)...  9,998,511 $  105,199,181            2.6%
       Derwent London P.L.C............  1,063,081     51,093,980            1.3%
       Great Portland Estates P.L.C....  3,477,045     38,554,224            1.0%
       Hammerson P.L.C.................  8,252,744     70,626,299            1.8%
       Intu Properties P.L.C...........  9,711,955     43,248,974            1.1%
       Land Securities Group P.L.C.....  8,069,924    133,665,386            3.3%
       Segro P.L.C.....................  7,525,583     45,980,310            1.1%
       Shaftesbury P.L.C...............  2,688,177     35,756,746            0.9%
       Other Securities................                76,574,198            1.9%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               600,699,298           15.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,952,484,708           98.6%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,952,484,708
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@   DFA Short Term Investment Fund.. 13,007,981    150,502,338            3.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,638,218,291)..............              $4,102,987,046          102.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------  ------- --------------
Common Stocks
  Australia...................           -- $  800,635,789    --    $  800,635,789
  Belgium.....................           --     68,188,930    --        68,188,930
  Canada...................... $207,634,100             --    --       207,634,100
  China.......................           --      8,700,270    --         8,700,270
  France......................           --    219,463,563    --       219,463,563
  Germany.....................           --     22,166,073    --        22,166,073
  Greece......................           --        831,369    --           831,369
  Hong Kong...................           --    175,953,854    --       175,953,854
  Italy.......................           --     13,153,104    --        13,153,104
  Japan.......................           --    871,305,116    --       871,305,116
  Malaysia....................           --     23,245,493    --        23,245,493
  Mexico......................   75,962,155             --    --        75,962,155
  Netherlands.................           --    310,370,639    --       310,370,639
  New Zealand.................           --     31,496,919    --        31,496,919
  Singapore...................           --    285,094,555    --       285,094,555
  South Africa................           --    161,734,199    --       161,734,199
  Spain.......................           --     32,348,965    --        32,348,965
  Taiwan......................           --     12,279,290    --        12,279,290
  Turkey......................           --     31,221,027    --        31,221,027
  United Kingdom..............           --    600,699,298    --       600,699,298
Securities Lending Collateral.           --    150,502,338    --       150,502,338
Futures Contracts**...........      658,924             --    --           658,924
Forward Currency Contracts**..           --            (31)   --               (31)
                               ------------ --------------    --    --------------
TOTAL......................... $284,255,179 $3,819,390,760    --    $4,103,645,939
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------
COMMON STOCKS -- (27.4%)
AUSTRALIA -- (0.1%)
    Other Securities..............................         $ 5,136,936            0.1%
                                                           -----------            ----

BELGIUM -- (0.0%)
    Other Securities..............................              51,749            0.0%
                                                           -----------            ----

CANADA -- (0.0%)
    Other Securities..............................             594,613            0.0%
                                                           -----------            ----

HONG KONG -- (0.0%)
    Other Securities..............................             778,767            0.0%
                                                           -----------            ----

JAPAN -- (0.0%)
    Other Securities..............................             734,860            0.0%
                                                           -----------            ----

MEXICO -- (0.0%)
    Other Securities..............................              75,865            0.0%
                                                           -----------            ----

NETHERLANDS -- (0.1%)
    Other Securities..............................           2,313,715            0.1%
                                                           -----------            ----

SOUTH AFRICA -- (0.0%)
    Other Securities..............................             176,274            0.0%
                                                           -----------            ----

TAIWAN -- (0.0%)
    Other Securities..............................              12,151            0.0%
                                                           -----------            ----

TURKEY -- (0.0%)
    Other Securities..............................              35,993            0.0%
                                                           -----------            ----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................              12,509            0.0%
                                                           -----------            ----

UNITED STATES -- (27.2%)
    Alexandria Real Estate Equities, Inc.......... 127,935  11,891,558            0.3%
    American Campus Communities, Inc.............. 225,772  10,103,297            0.2%
    Apartment Investment & Management Co. Class A. 273,038  10,937,902            0.2%
    AvalonBay Communities, Inc.................... 222,272  39,295,467            0.9%
    Boston Properties, Inc........................ 242,586  31,259,632            0.7%
    Camden Property Trust......................... 151,525  12,232,613            0.3%
#   CubeSmart..................................... 306,376   9,071,793            0.2%
    DDR Corp...................................... 517,304   9,052,820            0.2%
    Digital Realty Trust, Inc..................... 245,968  21,640,265            0.5%
    Douglas Emmett, Inc........................... 268,352   8,708,022            0.2%
    Duke Realty Corp.............................. 603,002  13,187,654            0.3%
#   EPR Properties................................ 114,007   7,510,781            0.2%
    Equinix, Inc..................................  22,541   7,446,419            0.2%
    Equity Lifestyle Properties, Inc.............. 140,089   9,594,696            0.2%
    Equity Residential............................ 588,940  40,089,146            0.9%
    Essex Property Trust, Inc..................... 114,045  25,141,220            0.6%
    Extra Space Storage, Inc...................... 197,505  16,778,050            0.4%
    Federal Realty Investment Trust............... 116,621  17,735,722            0.4%
    General Growth Properties, Inc................ 905,899  25,392,349            0.6%
    HCP, Inc...................................... 811,698  27,459,743            0.6%
    Healthcare Trust of America, Inc. Class A..... 299,242   8,645,101            0.2%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
UNITED STATES -- (Continued)
#     Highwoods Properties, Inc.................................     180,655 $    8,442,008            0.2%
#     Host Hotels & Resorts, Inc................................   1,311,617     20,749,781            0.5%
#     Iron Mountain, Inc........................................     395,199     14,436,619            0.3%
      Kilroy Realty Corp........................................     160,900     10,427,929            0.2%
      Kimco Realty Corp.........................................     721,340     20,284,081            0.5%
      Liberty Property Trust....................................     285,282      9,956,342            0.2%
      Macerich Co. (The)........................................     226,137     17,204,503            0.4%
      Mid-America Apartment Communities, Inc....................     131,527     12,588,449            0.3%
      National Retail Properties, Inc...........................     245,970     10,763,647            0.2%
      Omega Healthcare Investors, Inc...........................     328,019     11,077,202            0.2%
      Prologis, Inc.............................................     861,707     39,130,115            0.9%
      Public Storage............................................     240,944     58,985,501            1.3%
      Realty Income Corp........................................     436,847     25,861,342            0.6%
      Regency Centers Corp......................................     170,217     12,544,993            0.3%
      Senior Housing Properties Trust...........................     448,993      7,893,297            0.2%
      Simon Property Group, Inc.................................     540,094    108,650,710            2.4%
      SL Green Realty Corp......................................     174,499     18,336,355            0.4%
      Sovran Self Storage, Inc..................................      73,571      7,814,712            0.2%
      Spirit Realty Capital, Inc................................     898,408     10,268,803            0.2%
      Taubman Centers, Inc......................................     114,953      7,983,486            0.2%
      UDR, Inc..................................................     446,056     15,576,276            0.3%
      Ventas, Inc...............................................     548,212     34,054,929            0.8%
      VEREIT, Inc...............................................   1,577,576     14,008,875            0.3%
      Vornado Realty Trust......................................     268,043     25,659,756            0.6%
      Weingarten Realty Investors...............................     215,370      7,951,460            0.2%
      Welltower, Inc............................................     603,375     41,886,293            0.9%
      WP Carey, Inc.............................................     176,193     10,763,630            0.2%
      Other Securities..........................................                275,121,037            6.0%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              1,221,596,381           27.3%
                                                                             --------------          ------
TOTAL COMMON STOCKS.............................................              1,231,519,813           27.5%
                                                                             --------------          ------

AFFILIATED INVESTMENT COMPANIES -- (71.8%)
UNITED STATES -- (71.8%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 287,730,253  1,602,657,507           35.8%
      DFA Real Estate Securities Portfolio DFA Investment
       Dimensions Group Inc.....................................  48,028,299  1,632,481,897           36.5%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,466,659,217
                                                                             --------------

SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund............................   3,139,358     36,322,371            0.8%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)...................................
  (Cost $3,701,762,863).......................................               $4,502,981,588          100.6%
                                                                             ==============          ======

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  Australia.....................             -- $ 5,136,936   --    $    5,136,936
  Belgium.......................             --      51,749   --            51,749
  Canada........................ $      594,613          --   --           594,613
  Hong Kong.....................             --     778,767   --           778,767
  Japan.........................             --     734,860   --           734,860
  Mexico........................         75,865          --   --            75,865
  Netherlands...................             --   2,313,715   --         2,313,715
  South Africa..................             --     176,274   --           176,274
  Taiwan........................             --      12,151   --            12,151
  Turkey........................             --      35,993   --            35,993
  United Kingdom................             --      12,509   --            12,509
  United States.................  1,221,596,381          --   --     1,221,596,381
Affiliated Investment Companies
  United States.................  3,235,139,404          --   --     3,235,139,404
Securities Lending Collateral...             --  36,322,371   --        36,322,371
                                 -------------- -----------   --    --------------
TOTAL........................... $4,457,406,263 $45,575,325   --    $4,502,981,588
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (90.4%)
   AUSTRALIA -- (6.6%)
       BlueScope Steel, Ltd........ 13,979,123 $   68,250,911            0.5%
       Treasury Wine Estates, Ltd..  5,703,502     40,159,778            0.3%
       Other Securities............               812,284,584            6.4%
                                               --------------            ----
   TOTAL AUSTRALIA.................               920,695,273            7.2%
                                               --------------            ----

   AUSTRIA -- (1.0%)
       Wienerberger AG.............  2,705,234     53,432,915            0.4%
       Other Securities............                85,832,556            0.7%
                                               --------------            ----
   TOTAL AUSTRIA...................               139,265,471            1.1%
                                               --------------            ----

   BELGIUM -- (1.2%)
       Other Securities............               173,769,800            1.3%
                                               --------------            ----

   CANADA -- (7.9%)
   *   New Gold, Inc...............  8,344,810     39,239,961            0.3%
   #   Precision Drilling Corp.....  9,215,142     47,812,684            0.4%
       RONA, Inc...................  2,992,633     56,957,102            0.5%
       Other Securities............               959,467,405            7.4%
                                               --------------            ----
   TOTAL CANADA....................             1,103,477,152            8.6%
                                               --------------            ----

   CHINA -- (0.0%)
       Other Securities............                 1,860,319            0.0%
                                               --------------            ----

   DENMARK -- (1.5%)
       Sydbank A.S.................  1,319,462     37,320,928            0.3%
       Other Securities............               170,611,641            1.3%
                                               --------------            ----
   TOTAL DENMARK...................               207,932,569            1.6%
                                               --------------            ----

   FINLAND -- (2.5%)
   #   Huhtamaki Oyj...............  1,164,372     45,800,624            0.4%
   #   Kesko Oyj Class B...........  1,468,229     58,726,912            0.5%
       Neste Oyj...................  1,254,581     40,202,465            0.3%
       Other Securities............               197,561,569            1.5%
                                               --------------            ----
   TOTAL FINLAND...................               342,291,570            2.7%
                                               --------------            ----

   FRANCE -- (4.3%)
       Arkema SA...................  1,008,246     80,474,640            0.6%
   *   Nexans SA...................    866,187     40,296,430            0.3%
       Rexel SA....................  3,309,555     50,181,373            0.4%
       Other Securities............               428,467,073            3.4%
                                               --------------            ----
   TOTAL FRANCE....................               599,419,516            4.7%
                                               --------------            ----

   GERMANY -- (6.6%)
       Aareal Bank AG..............  1,784,257     63,519,777            0.5%
       Aurubis AG..................  1,319,350     71,701,614            0.6%
   #   Bilfinger SE................    854,798     37,314,001            0.3%
       DMG Mori AG.................  1,252,749     60,056,008            0.5%
       Lanxess AG..................  1,559,962     81,694,612            0.6%
       Osram Licht AG..............  1,020,295     53,278,697            0.4%
       Rheinmetall AG..............  1,098,284     86,047,463            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
GERMANY-- (Continued)
#   Salzgitter AG.........................   1,341,069 $   45,458,158            0.4%
    Other Securities......................                428,521,889            3.2%
                                                       --------------           -----
TOTAL GERMANY.............................                927,592,219            7.2%
                                                       --------------           -----

GREECE -- (0.0%)
    Other Securities......................                      1,967            0.0%
                                                       --------------           -----

HONG KONG -- (2.7%)
    Other Securities......................                379,871,260            2.9%
                                                       --------------           -----

IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,403,675     37,258,397            0.3%
    Other Securities......................                 17,794,896            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 55,053,293            0.4%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 81,041,593            0.6%
                                                       --------------           -----

ITALY -- (3.8%)
    Banca Popolare dell'Emilia Romagna SC.  13,881,994     81,398,005            0.6%
    Banca Popolare di Milano Scarl........ 138,471,503    105,380,530            0.8%
#   Italcementi SpA.......................   3,958,034     46,967,470            0.4%
    Unipol Gruppo Finanziario SpA.........  12,426,970     53,353,095            0.4%
    Other Securities......................                246,264,355            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                533,363,455            4.1%
                                                       --------------           -----

JAPAN -- (21.9%)
    Other Securities......................              3,062,570,517           23.8%
                                                       --------------           -----

NETHERLANDS -- (2.5%)
#   APERAM SA.............................   1,781,789     70,144,486            0.5%
#   SBM Offshore NV.......................   4,637,830     62,121,030            0.5%
    Other Securities......................                213,093,393            1.7%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                345,358,909            2.7%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 74,910,799            0.6%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                 90,946,238            0.7%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 38,743,109            0.3%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                188,858,413            1.5%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     645,432     51,796,874            0.4%
    Gamesa Corp. Tecnologica SA...........   3,555,091     70,205,768            0.6%
    Other Securities......................                234,347,197            1.8%
                                                       --------------           -----
TOTAL SPAIN...............................                356,349,839            2.8%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   2,623,293     40,795,656            0.3%
    Holmen AB Class B.....................   1,365,261     47,077,595            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                               Percentage
                                    Shares       Value++     of Net Assets**
                                    ------       -------     ---------------
    SWEDEN -- (Continued)
        Saab AB Class B..........  1,160,690 $    39,756,280            0.3%
        Other Securities.........                303,665,024            2.4%
                                             ---------------           -----
    TOTAL SWEDEN.................                431,294,555            3.4%
                                             ---------------           -----

    SWITZERLAND -- (4.2%)
        Baloise Holding AG.......    422,896      52,420,679            0.4%
        Helvetia Holding AG......    179,222      96,527,152            0.8%
        Other Securities.........                438,886,273            3.4%
                                             ---------------           -----
    TOTAL SWITZERLAND............                587,834,104            4.6%
                                             ---------------           -----

    UNITED KINGDOM -- (14.1%)
        Beazley P.L.C............ 13,185,017      62,843,812            0.5%
        Bellway P.L.C............  3,313,114     118,633,480            0.9%
        Bodycote P.L.C...........  5,105,659      44,570,730            0.4%
        Bovis Homes Group P.L.C..  3,964,970      50,603,237            0.4%
    #   Carillion P.L.C..........  9,049,319      38,949,681            0.3%
        Centamin P.L.C........... 20,804,556      36,790,691            0.3%
        DS Smith P.L.C...........  8,524,227      47,542,090            0.4%
        Greene King P.L.C........  6,891,783      82,480,955            0.6%
        Hiscox, Ltd..............  7,439,820      98,062,344            0.8%
        Home Retail Group P.L.C.. 17,574,564      43,867,693            0.3%
        Inchcape P.L.C...........  7,454,059      73,936,863            0.6%
        John Wood Group P.L.C....  5,984,911      54,750,403            0.4%
        Man Group P.L.C.......... 26,341,969      56,977,144            0.5%
        Persimmon P.L.C..........  2,092,699      60,868,415            0.5%
        Taylor Wimpey P.L.C...... 21,266,727      57,368,195            0.5%
        Other Securities.........              1,045,519,277            8.0%
                                             ---------------           -----
    TOTAL UNITED KINGDOM.........              1,973,765,010           15.4%
                                             ---------------           -----

    UNITED STATES -- (0.0%)
        Other Securities.........                     89,418            0.0%
                                             ---------------           -----
    TOTAL COMMON STOCKS..........             12,616,356,368           98.2%
                                             ---------------           -----

    PREFERRED STOCKS -- (0.1%)
    GERMANY -- (0.1%)
        Other Securities.........                  5,511,315            0.0%
                                             ---------------           -----
    TOTAL PREFERRED STOCKS.......                  5,511,315            0.0%
                                             ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    AUSTRIA -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----

    GERMANY -- (0.0%)
        Other Securities.........                     31,085            0.0%
                                             ---------------           -----

    HONG KONG -- (0.0%)
        Other Securities.........                     45,228            0.0%
                                             ---------------           -----

    NORWAY -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----
    SINGAPORE -- (0.0%)
        Other Securities.........                    472,996            0.0%
                                             ---------------           -----
    TOTAL RIGHTS/WARRANTS........                    549,309            0.0%
                                             ---------------           -----
    TOTAL INVESTMENT SECURITIES..             12,622,416,992
                                             ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 114,916,154 $ 1,329,579,905           10.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,925,033,172).............               $13,951,996,897          108.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                  Level 1         Level 2      Level 3      Total
                               -------------- ---------------  ------- ---------------
Common Stocks
  Australia...................             -- $   920,695,273    --    $   920,695,273
  Austria.....................             --     139,265,471    --        139,265,471
  Belgium.....................             --     173,769,800    --        173,769,800
  Canada...................... $1,102,859,801         617,351    --      1,103,477,152
  China.......................             --       1,860,319    --          1,860,319
  Denmark.....................             --     207,932,569    --        207,932,569
  Finland.....................             --     342,291,570    --        342,291,570
  France......................             --     599,419,516    --        599,419,516
  Germany.....................             --     927,592,219    --        927,592,219
  Greece......................             --           1,967    --              1,967
  Hong Kong...................      2,406,667     377,464,593    --        379,871,260
  Ireland.....................             --      55,053,293    --         55,053,293
  Israel......................             --      81,041,593    --         81,041,593
  Italy.......................             --     533,363,455    --        533,363,455
  Japan.......................     15,694,545   3,046,875,972    --      3,062,570,517
  Netherlands.................             --     345,358,909    --        345,358,909
  New Zealand.................             --      74,910,799    --         74,910,799
  Norway......................             --      90,946,238    --         90,946,238
  Portugal....................             --      38,743,109    --         38,743,109
  Singapore...................             --     188,858,413    --        188,858,413
  Spain.......................        181,646     356,168,193    --        356,349,839
  Sweden......................             --     431,294,555    --        431,294,555
  Switzerland.................        574,291     587,259,813    --        587,834,104
  United Kingdom..............             --   1,973,765,010    --      1,973,765,010
  United States...............         89,418              --    --             89,418
Preferred Stocks
  Germany.....................             --       5,511,315    --          5,511,315
Rights/Warrants
  Austria.....................             --              --    --                 --
  Germany.....................             --          31,085    --             31,085
  Hong Kong...................             --          45,228    --             45,228
  Norway......................             --              --    --                 --
  Singapore...................             --         472,996    --            472,996
Securities Lending Collateral.             --   1,329,579,905    --      1,329,579,905
Futures Contracts**...........      5,699,896              --    --          5,699,896
Forward Currency Contracts**..             --          (1,201)   --             (1,201)
                               -------------- ---------------    --    ---------------
TOTAL......................... $1,127,506,264 $12,830,189,328    --    $13,957,695,592
                               ============== ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $  3,927,369            0.2%
    BHP Billiton, Ltd........................... 314,531    4,912,011            0.3%
    Macquarie Group, Ltd........................  83,903    4,019,372            0.2%
    Woodside Petroleum, Ltd..................... 226,867    4,857,222            0.3%
    Other Securities............................           98,704,796            5.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          116,420,770            6.6%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................           11,208,001            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  83,970    3,299,740            0.2%
    Anheuser-Busch InBev NV.....................  27,589    3,422,522            0.2%
    Delhaize Group..............................  43,074    4,526,415            0.3%
#   Umicore SA..................................  56,575    2,824,199            0.2%
    Other Securities............................           21,692,128            1.1%
                                                         ------------            ----
TOTAL BELGIUM...................................           35,765,004            2.0%
                                                         ------------            ----

CANADA -- (7.9%)
*   Kinross Gold Corp........................... 601,124    3,425,549            0.2%
    Suncor Energy, Inc.......................... 139,453    4,093,441            0.3%
    Other Securities............................          145,373,036            8.2%
                                                         ------------            ----
TOTAL CANADA....................................          152,892,026            8.7%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              360,059            0.0%
                                                         ------------            ----

DENMARK -- (1.8%)
    Novo Nordisk A.S. Class B...................  52,427    2,927,228            0.2%
    Other Securities............................           31,430,502            1.8%
                                                         ------------            ----
TOTAL DENMARK...................................           34,357,730            2.0%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 273,652    5,238,266            0.3%
    Other Securities............................           31,782,870            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           37,021,136            2.1%
                                                         ------------            ----

FRANCE -- (5.9%)
#   AXA SA...................................... 110,215    2,782,885            0.2%
    BNP Paribas SA..............................  73,561    3,895,712            0.2%
    Cie de Saint-Gobain......................... 110,562    5,066,231            0.3%
    Sanofi......................................  34,442    2,838,936            0.2%
#   Technip SA..................................  50,974    2,987,590            0.2%
    Total SA.................................... 240,139   12,136,816            0.7%
    Other Securities............................           84,649,422            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          114,357,592            6.5%
                                                         ------------            ----

GERMANY -- (5.5%)
    Allianz SE..................................  25,753    4,381,303            0.3%
    BASF SE.....................................  38,075    3,149,975            0.2%
    Bayerische Motoren Werke AG.................  33,040    3,056,648            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
 GERMANY -- (Continued)
     Daimler AG...........................  89,896 $  6,263,651            0.4%
     E.ON SE.............................. 393,681    4,080,177            0.2%
     Other Securities.....................           86,068,552            4.8%
                                                   ------------           -----
 TOTAL GERMANY............................          107,000,306            6.1%
                                                   ------------           -----

 HONG KONG -- (2.7%)
     Other Securities.....................           52,371,165            3.0%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities.....................           10,489,734            0.6%
                                                   ------------           -----

 ISRAEL -- (0.7%)
     Other Securities.....................           13,106,771            0.7%
                                                   ------------           -----

 ITALY -- (2.7%)
     Assicurazioni Generali SpA........... 290,493    4,441,519            0.3%
     Eni SpA.............................. 211,731    3,459,035            0.2%
     Other Securities.....................           43,555,555            2.4%
                                                   ------------           -----
 TOTAL ITALY..............................           51,456,109            2.9%
                                                   ------------           -----

 JAPAN -- (20.9%)
     Aeon Co., Ltd........................ 193,419    2,898,461            0.2%
     Honda Motor Co., Ltd................. 108,123    2,917,782            0.2%
     Mitsubishi UFJ Financial Group, Inc.. 817,300    3,771,686            0.2%
     Toyota Motor Corp. Sponsored ADR.....  36,827    3,745,306            0.2%
     Other Securities.....................          392,945,517           22.3%
                                                   ------------           -----
 TOTAL JAPAN..............................          406,278,752           23.1%
                                                   ------------           -----

 NETHERLANDS -- (2.7%)
     ING Groep NV......................... 227,723    2,790,385            0.2%
     Koninklijke DSM NV...................  71,745    4,403,461            0.3%
     Other Securities.....................           44,776,969            2.5%
                                                   ------------           -----
 TOTAL NETHERLANDS........................           51,970,815            3.0%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities.....................            9,520,443            0.5%
                                                   ------------           -----

 NORWAY -- (0.8%)
     Other Securities.....................           16,158,737            0.9%
                                                   ------------           -----

 PORTUGAL -- (0.3%)
     Other Securities.....................            5,648,473            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities.....................           21,756,485            1.2%
                                                   ------------           -----

 SPAIN -- (2.2%)
     Banco Santander SA................... 853,014    4,331,877            0.3%
     Other Securities.....................           38,003,601            2.1%
                                                   ------------           -----
 TOTAL SPAIN..............................           42,335,478            2.4%
                                                   ------------           -----

 SWEDEN -- (2.7%)
     Other Securities.....................           51,922,528            3.0%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
SWITZERLAND -- (6.2%)
    Baloise Holding AG..............................    24,834 $    3,078,334            0.2%
    Clariant AG.....................................   182,599      3,459,625            0.2%
    Flughafen Zuerich AG............................     3,315      3,045,379            0.2%
    Lonza Group AG..................................    20,074      3,348,107            0.2%
    Nestle SA.......................................   110,012      8,211,257            0.5%
    Novartis AG.....................................    52,784      4,016,979            0.2%
    Novartis AG Sponsored ADR.......................    73,269      5,566,246            0.3%
    Swiss Life Holding AG...........................    12,759      3,226,963            0.2%
    Swiss Re AG.....................................    45,227      4,019,710            0.2%
    Other Securities................................               83,165,711            4.7%
                                                               --------------           -----
TOTAL SWITZERLAND...................................              121,138,311            6.9%
                                                               --------------           -----

UNITED KINGDOM -- (14.3%)
    Barratt Developments P.L.C......................   426,314      3,319,876            0.2%
    BP P.L.C. Sponsored ADR.........................   289,506      9,721,617            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..............   225,279      7,508,549            0.4%
    J Sainsbury P.L.C...............................   683,557      2,892,001            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   142,317      7,527,151            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   113,939      6,078,646            0.4%
    Vodafone Group P.L.C............................   935,888      3,015,279            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............   142,624      4,669,516            0.3%
#   WM Morrison Supermarkets P.L.C.................. 1,327,157      3,713,504            0.2%
    Other Securities................................              228,878,663           12.8%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              277,324,802           15.7%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            1,740,861,227           98.8%
                                                               --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                6,400,476            0.4%
                                                               --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      791            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................                6,401,267            0.4%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                        5            0.0%
                                                               --------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

GERMANY -- (0.0%)
    Other Securities................................                    1,106            0.0%
                                                               --------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                    3,424            0.0%
                                                               --------------           -----

NORWAY -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                   25,005            0.0%
                                                               --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................            $        4,448            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                    33,988            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,747,296,482
                                                    --------------

                                                       Value+
                                             -         ------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 16,695,254    193,164,090           11.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,019,904)                              $1,940,460,572          110.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,616,470 $  113,804,300   --    $  116,420,770
  Austria.....................           --     11,208,001   --        11,208,001
  Belgium.....................    1,559,858     34,205,146   --        35,765,004
  Canada......................  152,856,522         35,504   --       152,892,026
  China.......................           --        360,059   --           360,059
  Denmark.....................          716     34,357,014   --        34,357,730
  Finland.....................           --     37,021,136   --        37,021,136
  France......................      478,208    113,879,384   --       114,357,592
  Germany.....................    3,107,345    103,892,961   --       107,000,306
  Hong Kong...................      346,043     52,025,122   --        52,371,165
  Ireland.....................    2,005,795      8,483,939   --        10,489,734
  Israel......................    2,542,040     10,564,731   --        13,106,771
  Italy.......................      571,572     50,884,537   --        51,456,109
  Japan.......................    8,545,691    397,733,061   --       406,278,752
  Netherlands.................    4,903,846     47,066,969   --        51,970,815
  New Zealand.................        6,329      9,514,114   --         9,520,443
  Norway......................      716,257     15,442,480   --        16,158,737
  Portugal....................           --      5,648,473   --         5,648,473
  Singapore...................        4,343     21,752,142   --        21,756,485
  Spain.......................    2,556,694     39,778,784   --        42,335,478
  Sweden......................      273,054     51,649,474   --        51,922,528
  Switzerland.................   10,062,622    111,075,689   --       121,138,311
  United Kingdom..............   52,256,035    225,068,767   --       277,324,802
Preferred Stocks
  Germany.....................           --      6,400,476   --         6,400,476
  United Kingdom..............           --            791   --               791
Rights/Warrants
  Australia...................           --              5   --                 5
  Austria.....................           --             --   --                --
  Germany.....................           --          1,106   --             1,106
  Hong Kong...................           --          3,424   --             3,424
  Norway......................           --             --   --                --
  Singapore...................           --         25,005   --            25,005
  Sweden......................           --          4,448   --             4,448
Securities Lending Collateral.           --    193,164,090   --       193,164,090
                               ------------ --------------   --    --------------
TOTAL......................... $245,409,440 $1,695,051,132   --    $1,940,460,572
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                            Shares      Value+
                                                           --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company........................           $120,762,084
Investment in Dimensional Emerging Markets Value Fund.....             42,158,597
Investment in DFA International Small Cap Value Portfolio
  DFA Investment Dimensions Group Inc..................... 1,120,881   21,386,406
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $190,686,820)..................................            184,307,087
                                                                     ============

Summary of the portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $184,307,087   --      --    $184,307,087
                                    ------------   --      --    ------------
   TOTAL........................... $184,307,087   --      --    $184,307,087
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     COMMON STOCKS -- (97.3%)
     AUSTRALIA -- (5.5%)
         Incitec Pivot, Ltd........... 229,347 $   557,343            0.2%
         Santos, Ltd.................. 204,830     737,899            0.3%
         Other Securities.............          12,427,121            5.0%
                                               -----------            ----
     TOTAL AUSTRALIA..................          13,722,363            5.5%
                                               -----------            ----

     AUSTRIA -- (0.8%)
         OMV AG.......................  23,148     696,524            0.3%
         Other Securities.............           1,237,066            0.5%
                                               -----------            ----
     TOTAL AUSTRIA....................           1,933,590            0.8%
                                               -----------            ----

     BELGIUM -- (1.1%)
         Ageas........................  28,003   1,100,427            0.4%
         Solvay SA....................   6,658     674,526            0.3%
         Other Securities.............           1,065,259            0.4%
                                               -----------            ----
     TOTAL BELGIUM....................           2,840,212            1.1%
                                               -----------            ----

     BRAZIL -- (1.1%)
         Kroton Educacional SA........ 178,300     663,587            0.3%
         Other Securities.............           1,981,364            0.8%
                                               -----------            ----
     TOTAL BRAZIL.....................           2,644,951            1.1%
                                               -----------            ----

     CANADA -- (6.6%)
     *   Kinross Gold Corp............ 119,643     681,794            0.3%
         Teck Resources, Ltd. Class B.  48,198     590,039            0.2%
         Yamana Gold, Inc............. 140,071     694,382            0.3%
         Other Securities.............          14,594,386            5.9%
                                               -----------            ----
     TOTAL CANADA.....................          16,560,601            6.7%
                                               -----------            ----

     CHILE -- (0.2%)
         Other Securities.............             527,229            0.2%
                                               -----------            ----

     CHINA -- (5.7%)
         Other Securities.............          14,358,061            5.8%
                                               -----------            ----

     COLOMBIA -- (0.0%)
         Other Securities.............             125,227            0.1%
                                               -----------            ----

     DENMARK -- (1.3%)
         Other Securities.............           3,238,837            1.3%
                                               -----------            ----

     FINLAND -- (1.9%)
         Neste Oyj....................  17,647     565,490            0.2%
         Stora Enso Oyj Class R.......  70,796     618,976            0.3%
         UPM-Kymmene Oyj..............  72,885   1,395,170            0.6%
         Other Securities.............           2,192,234            0.8%
                                               -----------            ----
     TOTAL FINLAND....................           4,771,870            1.9%
                                               -----------            ----

     FRANCE -- (4.1%)
         Arkema SA....................   9,229     736,626            0.3%
         SCOR SE......................  23,193     790,085            0.3%
         Technip SA...................  14,725     863,033            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 FRANCE -- (Continued)
     Other Securities......................         $ 7,801,483            3.1%
                                                    -----------           -----
 TOTAL FRANCE..............................          10,191,227            4.1%
                                                    -----------           -----

 GERMANY -- (4.8%)
     Lanxess AG............................  11,884     622,360            0.3%
     Osram Licht AG........................  10,639     555,557            0.2%
     Rheinmetall AG........................   8,438     661,094            0.3%
 *   RWE AG................................  39,393     590,209            0.3%
     ThyssenKrupp AG.......................  24,717     575,951            0.2%
     Other Securities......................           9,036,196            3.5%
                                                    -----------           -----
 TOTAL GERMANY.............................          12,041,367            4.8%
                                                    -----------           -----

 HONG KONG -- (2.0%)
     Other Securities......................           5,109,809            2.1%
                                                    -----------           -----

 INDIA -- (2.4%)
     Other Securities......................           5,979,674            2.4%
                                                    -----------           -----

 INDONESIA -- (0.6%)
     Other Securities......................           1,570,865            0.6%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     911,556            0.4%
     Other Securities......................             290,531            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,202,087            0.5%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           1,347,339            0.5%
                                                    -----------           -----

 ITALY -- (2.6%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     581,490            0.3%
     Banca Popolare di Milano Scarl........ 961,134     731,449            0.3%
     Unione di Banche Italiane SpA......... 148,196     629,922            0.3%
     Other Securities......................           4,486,531            1.7%
                                                    -----------           -----
 TOTAL ITALY...............................           6,429,392            2.6%
                                                    -----------           -----

 JAPAN -- (16.5%)
     Other Securities......................          41,470,577           16.7%
                                                    -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities......................           2,288,089            0.9%
                                                    -----------           -----

 MEXICO -- (1.1%)
 *   Cemex S.A.B. de C.V................... 905,937     672,950            0.3%
     Other Securities......................           2,076,737            0.8%
                                                    -----------           -----
 TOTAL MEXICO..............................           2,749,687            1.1%
                                                    -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA.............................  14,890     586,181            0.2%
     Koninklijke DSM NV....................  11,507     706,260            0.3%
     Other Securities......................           2,084,049            0.9%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           3,376,490            1.4%
                                                    -----------           -----

 NEW ZEALAND -- (0.7%)
     Other Securities......................           1,688,650            0.7%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 NORWAY -- (0.8%)
     Other Securities......................         $ 1,912,139            0.8%
                                                    -----------            ----

 PHILIPPINES -- (0.2%)
     Other Securities......................             594,111            0.2%
                                                    -----------            ----

 POLAND -- (0.3%)
     Other Securities......................             762,815            0.3%
                                                    -----------            ----

 PORTUGAL -- (0.3%)
     Other Securities......................             684,938            0.3%
                                                    -----------            ----

 SINGAPORE -- (0.8%)
     Other Securities......................           2,025,503            0.8%
                                                    -----------            ----

 SOUTH AFRICA -- (2.0%)
 *   AngloGold Ashanti, Ltd. Sponsored ADR.  47,956     788,876            0.3%
     Other Securities......................           4,341,721            1.8%
                                                    -----------            ----
 TOTAL SOUTH AFRICA........................           5,130,597            2.1%
                                                    -----------            ----

 SOUTH KOREA -- (5.8%)
     Other Securities......................          14,594,159            5.9%
                                                    -----------            ----

 SPAIN -- (1.6%)
     Banco de Sabadell SA.................. 368,761     706,578            0.3%
     Other Securities......................           3,407,941            1.4%
                                                    -----------            ----
 TOTAL SPAIN...............................           4,114,519            1.7%
                                                    -----------            ----

 SWEDEN -- (2.0%)
     Other Securities......................           5,054,997            2.0%
                                                    -----------            ----

 SWITZERLAND -- (3.7%)
     Baloise Holding AG....................   6,236     772,992            0.3%
 *   Dufry AG..............................   4,813     634,439            0.3%
     Helvetia Holding AG...................   1,207     650,078            0.3%
     Swiss Life Holding AG.................   4,696   1,187,697            0.5%
     Other Securities......................           5,948,071            2.3%
                                                    -----------            ----
 TOTAL SWITZERLAND.........................           9,193,277            3.7%
                                                    -----------            ----

 TAIWAN -- (4.0%)
     Other Securities......................          10,094,682            4.1%
                                                    -----------            ----

 THAILAND -- (0.7%)
     Other Securities......................           1,678,671            0.7%
                                                    -----------            ----

 TURKEY -- (0.4%)
     Other Securities......................           1,049,361            0.4%
                                                    -----------            ----

 UNITED KINGDOM -- (12.5%)
     Barratt Developments P.L.C............  91,018     708,793            0.3%
     Bellway P.L.C.........................  25,648     918,384            0.4%
     Berkeley Group Holdings P.L.C.........  15,152     663,968            0.3%
     Direct Line Insurance Group P.L.C..... 174,812     926,087            0.4%
     GKN P.L.C............................. 171,282     698,988            0.3%
     Greene King P.L.C.....................  51,273     613,636            0.3%
     Hiscox, Ltd...........................  55,044     725,521            0.3%
     Inchcape P.L.C........................  64,830     643,049            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
         Investec P.L.C..................  76,209 $    583,609            0.2%
         J Sainsbury P.L.C............... 179,895      761,102            0.3%
         Johnson Matthey P.L.C...........  24,288    1,026,537            0.4%
         Randgold Resources, Ltd.........  11,902    1,188,870            0.5%
         Royal Mail P.L.C................ 123,358      878,625            0.4%
         RSA Insurance Group P.L.C....... 129,305      868,577            0.4%
         Smiths Group P.L.C..............  49,987      811,208            0.3%
         Travis Perkins P.L.C............  34,083      922,114            0.4%
         WM Morrison Supermarkets P.L.C.. 241,087      674,583            0.3%
         Other Securities................           17,710,024            6.8%
                                                  ------------          ------
  TOTAL UNITED KINGDOM...................           31,323,675           12.6%
                                                  ------------          ------
  TOTAL COMMON STOCKS....................          244,381,638           98.5%
                                                  ------------          ------

  PREFERRED STOCKS -- (0.5%)
  BRAZIL -- (0.3%)
         Other Securities................              707,150            0.3%
                                                  ------------          ------

  CHILE -- (0.0%)
         Other Securities................               24,345            0.0%
                                                  ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................               42,206            0.0%
                                                  ------------          ------

  GERMANY -- (0.2%)
         Other Securities................              450,943            0.2%
                                                  ------------          ------
  TOTAL PREFERRED STOCKS.................            1,224,644            0.5%
                                                  ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  BRAZIL -- (0.0%)
         Other Securities................                  493            0.0%
                                                  ------------          ------

  GERMANY -- (0.0%)
         Other Securities................                  292            0.0%
                                                  ------------          ------

  HONG KONG -- (0.0%)
         Other Securities................                  673            0.0%
                                                  ------------          ------

  NORWAY -- (0.0%)
         Other Securities................                   --            0.0%
                                                  ------------          ------

  SINGAPORE -- (0.0%)
         Other Securities................                4,097            0.0%
                                                  ------------          ------

  THAILAND -- (0.0%)
         Other Securities................               26,261            0.0%
                                                  ------------          ------
  TOTAL RIGHTS/WARRANTS..................               31,816            0.0%
                                                  ------------          ------
  TOTAL INVESTMENT SECURITIES............          245,638,098
                                                  ------------

                                                    Value+
                                                    ------
  SECURITIES LENDING COLLATERAL -- (2.2%)
  (S)@   DFA Short Term Investment Fund.. 484,106 $  5,601,103            2.3%
                                                  ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $239,178,634)................           $251,239,201          101.3%
                                                  ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 13,722,363   --    $ 13,722,363
    Austria.....................          --    1,933,590   --       1,933,590
    Belgium.....................          --    2,840,212   --       2,840,212
    Brazil...................... $ 2,644,951           --   --       2,644,951
    Canada......................  16,560,601           --   --      16,560,601
    Chile.......................     155,985      371,244   --         527,229
    China.......................          --   14,358,061   --      14,358,061
    Colombia....................     125,227           --   --         125,227
    Denmark.....................          --    3,238,837   --       3,238,837
    Finland.....................          --    4,771,870   --       4,771,870
    France......................          --   10,191,227   --      10,191,227
    Germany.....................          --   12,041,367   --      12,041,367
    Hong Kong...................      30,568    5,079,241   --       5,109,809
    India.......................          --    5,979,674   --       5,979,674
    Indonesia...................          --    1,570,865   --       1,570,865
    Ireland.....................          --    1,202,087   --       1,202,087
    Israel......................          --    1,347,339   --       1,347,339
    Italy.......................          --    6,429,392   --       6,429,392
    Japan.......................      65,134   41,405,443   --      41,470,577
    Malaysia....................          --    2,288,089   --       2,288,089
    Mexico......................   2,749,687           --   --       2,749,687
    Netherlands.................          --    3,376,490   --       3,376,490
    New Zealand.................          --    1,688,650   --       1,688,650
    Norway......................          --    1,912,139   --       1,912,139
    Philippines.................          --      594,111   --         594,111
    Poland......................          --      762,815   --         762,815
    Portugal....................          --      684,938   --         684,938
    Singapore...................          --    2,025,503   --       2,025,503
    South Africa................   1,434,666    3,695,931   --       5,130,597
    South Korea.................          --   14,594,159   --      14,594,159
    Spain.......................      14,111    4,100,408   --       4,114,519
    Sweden......................          --    5,054,997   --       5,054,997
    Switzerland.................      86,163    9,107,114   --       9,193,277
    Taiwan......................          --   10,094,682   --      10,094,682
    Thailand....................   1,678,671           --   --       1,678,671
    Turkey......................          --    1,049,361   --       1,049,361
    United Kingdom..............          --   31,323,675   --      31,323,675
  Preferred Stocks
    Brazil......................     707,150           --   --         707,150
    Chile.......................          --       24,345   --          24,345
    Colombia....................      42,206           --   --          42,206
    Germany.....................          --      450,943   --         450,943
  Rights/Warrants
    Brazil......................          --          493   --             493
    Germany.....................          --          292   --             292
    Hong Kong...................          --          673   --             673
    Norway......................          --           --   --              --
    Singapore...................          --        4,097   --           4,097
    Thailand....................          --       26,261   --          26,261
  Securities Lending Collateral.          --    5,601,103   --       5,601,103
  Forward Currency Contracts**..          --            9   --               9
                                 ----------- ------------   --    ------------
  TOTAL......................... $26,295,120 $224,944,090   --    $251,239,210
                                 =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.6%)
    Australia & New Zealand Banking Group, Ltd..........   155,652 $ 2,853,089            0.2%
    BHP Billiton, Ltd...................................   207,411   3,239,125            0.2%
    Commonwealth Bank of Australia......................    42,958   2,398,217            0.2%
    National Australia Bank, Ltd........................   157,323   3,227,643            0.2%
#   Westpac Banking Corp................................   191,634   4,498,328            0.3%
    Other Securities....................................            56,252,441            3.8%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            72,468,843            4.9%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             7,037,381            0.5%
                                                                   -----------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.............................    39,170   4,859,190            0.3%
    Other Securities....................................            13,385,834            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            18,245,024            1.2%
                                                                   -----------            ----

BRAZIL -- (1.3%)
    Other Securities....................................            19,849,306            1.4%
                                                                   -----------            ----

CANADA -- (5.8%)
    Canadian Natural Resources, Ltd.....................    71,701   2,152,464            0.2%
    Royal Bank of Canada................................    64,900   4,031,588            0.3%
    Other Securities....................................            86,419,197            5.8%
                                                                   -----------            ----
TOTAL CANADA............................................            92,603,249            6.3%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             3,784,738            0.3%
                                                                   -----------            ----

CHINA -- (4.5%)
    China Construction Bank Corp. Class H............... 6,088,000   3,866,653            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,263,815            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   2,538,871            0.2%
    Other Securities....................................            63,004,471            4.2%
                                                                   -----------            ----
TOTAL CHINA.............................................            71,673,810            4.9%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................             1,212,413            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               292,472            0.0%
                                                                   -----------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B...........................    52,084   2,908,076            0.2%
    Other Securities....................................            18,648,196            1.3%
                                                                   -----------            ----
TOTAL DENMARK...........................................            21,556,272            1.5%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               117,060            0.0%
                                                                   -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj.................................... 130,315 $ 2,494,499            0.2%
    Other Securities...................................          16,433,755            1.1%
                                                                -----------            ----
TOTAL FINLAND..........................................          18,928,254            1.3%
                                                                -----------            ----

FRANCE -- (5.0%)
    Cie de Saint-Gobain................................  49,612   2,273,348            0.2%
    Cie Generale des Etablissements Michelin...........  23,605   2,465,543            0.2%
#   Sanofi.............................................  35,579   2,932,655            0.2%
    Total SA........................................... 185,779   9,389,419            0.6%
    Other Securities...................................          62,784,584            4.2%
                                                                -----------            ----
TOTAL FRANCE...........................................          79,845,549            5.4%
                                                                -----------            ----

GERMANY -- (4.9%)
    Allianz SE.........................................  15,044   2,559,404            0.2%
    BASF SE............................................  63,703   5,270,200            0.4%
    Bayerische Motoren Werke AG........................  37,367   3,456,954            0.2%
    Daimler AG.........................................  84,976   5,920,842            0.4%
    Deutsche Telekom AG................................ 206,421   3,623,396            0.3%
    E.ON SE............................................ 312,916   3,243,115            0.2%
    Other Securities...................................          54,132,557            3.6%
                                                                -----------            ----
TOTAL GERMANY..........................................          78,206,468            5.3%
                                                                -----------            ----

GREECE -- (0.0%)
    Other Securities...................................             413,575            0.0%
                                                                -----------            ----

HONG KONG -- (2.1%)
    AIA Group, Ltd..................................... 557,400   3,328,673            0.2%
    Other Securities...................................          29,612,084            2.0%
                                                                -----------            ----
TOTAL HONG KONG........................................          32,940,757            2.2%
                                                                -----------            ----

HUNGARY -- (0.1%)
    Other Securities...................................             985,664            0.1%
                                                                -----------            ----

INDIA -- (2.0%)
    Other Securities...................................          30,986,814            2.1%
                                                                -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................           8,001,945            0.5%
                                                                -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................           6,366,244            0.4%
                                                                -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  43,337   2,359,700            0.2%
    Other Securities...................................           4,853,172            0.3%
                                                                -----------            ----
TOTAL ISRAEL...........................................           7,212,872            0.5%
                                                                -----------            ----

ITALY -- (2.0%)
    Assicurazioni Generali SpA......................... 164,855   2,520,566            0.2%
    Eni SpA............................................ 205,577   3,358,498            0.2%
    Other Securities...................................          25,248,498            1.7%
                                                                -----------            ----
TOTAL ITALY............................................          31,127,562            2.1%
                                                                -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
  JAPAN -- (16.0%)
      Hitachi, Ltd....................... 480,000 $  2,199,468            0.2%
      Honda Motor Co., Ltd............... 104,700    2,825,410            0.2%
      Nissan Motor Co., Ltd.............. 257,500    2,285,061            0.2%
      Toyota Motor Corp.................. 144,900    7,344,938            0.5%
      Other Securities...................          239,955,065           16.2%
                                                  ------------           -----
  TOTAL JAPAN............................          254,609,942           17.3%
                                                  ------------           -----

  MALAYSIA -- (0.7%)
      Other Securities...................           10,306,200            0.7%
                                                  ------------           -----

  MEXICO -- (1.0%)
      Other Securities...................           15,229,451            1.0%
                                                  ------------           -----

  NETHERLANDS -- (1.9%)
      Akzo Nobel NV......................  33,291    2,365,212            0.2%
      Koninklijke DSM NV.................  39,424    2,419,709            0.2%
      Other Securities...................           26,065,370            1.7%
                                                  ------------           -----
  TOTAL NETHERLANDS......................           30,850,291            2.1%
                                                  ------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities...................            6,520,871            0.4%
                                                  ------------           -----

  NORWAY -- (0.6%)
      Other Securities...................            9,450,928            0.6%
                                                  ------------           -----

  PERU -- (0.0%)
      Other Securities...................              197,442            0.0%
                                                  ------------           -----

  PHILIPPINES -- (0.3%)
      Other Securities...................            4,783,606            0.3%
                                                  ------------           -----

  POLAND -- (0.3%)
      Other Securities...................            4,579,048            0.3%
                                                  ------------           -----

  PORTUGAL -- (0.2%)
      Other Securities...................            3,849,511            0.3%
                                                  ------------           -----

  RUSSIA -- (0.3%)
      Other Securities...................            4,072,793            0.3%
                                                  ------------           -----

  SINGAPORE -- (0.8%)
      Other Securities...................           12,812,884            0.9%
                                                  ------------           -----

  SOUTH AFRICA -- (1.7%)
      Other Securities...................           27,638,548            1.9%
                                                  ------------           -----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd.......   7,245    7,895,823            0.6%
      Other Securities...................           55,585,172            3.7%
                                                  ------------           -----
  TOTAL SOUTH KOREA......................           63,480,995            4.3%
                                                  ------------           -----

  SPAIN -- (1.9%)
      Banco Bilbao Vizcaya Argentaria SA. 412,856    2,837,066            0.2%
      Banco Santander SA................. 590,578    2,999,146            0.2%
      Iberdrola SA....................... 336,198    2,393,306            0.2%
      Other Securities...................           22,208,023            1.5%
                                                  ------------           -----
  TOTAL SPAIN............................           30,437,541            2.1%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWEDEN -- (2.1%)
    Other Securities.......................................           $   33,483,071            2.3%
                                                                      --------------           -----

SWITZERLAND -- (4.9%)
    ABB, Ltd...............................................   127,841      2,706,428            0.2%
    Cie Financiere Richemont SA............................    43,082      2,872,717            0.2%
    Nestle SA..............................................   188,507     14,070,096            1.0%
    Novartis AG............................................    46,381      3,529,696            0.3%
    Roche Holding AG.......................................    11,852      2,998,665            0.2%
    Syngenta AG............................................     8,330      3,341,704            0.2%
    Other Securities.......................................               48,954,124            3.2%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................               78,473,430            5.3%
                                                                      --------------           -----

TAIWAN -- (3.0%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   103,887      2,450,694            0.2%
    Other Securities.......................................               45,088,263            3.0%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               47,538,957            3.2%
                                                                      --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................                8,346,194            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                5,352,375            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (12.1%)
    BP P.L.C. Sponsored ADR................................   265,854      8,927,373            0.6%
    HSBC Holdings P.L.C. Sponsored ADR.....................   143,062      4,768,256            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   108,253      5,725,526            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........    67,335      3,592,322            0.3%
    SSE P.L.C..............................................   122,363      2,703,434            0.2%
    Vodafone Group P.L.C................................... 1,177,738      3,794,481            0.3%
    Other Securities.......................................              162,598,773           11.0%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              192,110,165           13.1%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                   47,390            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            1,448,027,905           98.4%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.5%)
    Other Securities.......................................                6,928,936            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  131,925            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  159,976            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................                4,975,263            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,092            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               12,197,192            0.8%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................            $        1,483            0.0%
                                                   --------------          ------

GERMANY -- (0.0%)
       Other Securities................                       616            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     7,833            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                     6,231            0.0%
                                                   --------------          ------

SWEDEN -- (0.0%)
       Other Securities................                     7,320            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    33,526            0.0%
                                                   --------------          ------

TOTAL RIGHTS/WARRANTS..................                    57,009            0.0%
                                                   --------------          ------

TOTAL INVESTMENT SECURITIES............             1,460,282,106
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 10,940,211    126,578,247            8.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,632,847,885)                             $1,586,860,353          107.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $   798,326 $71,670,517   --    $72,468,843
           Austria........          --   7,037,381   --      7,037,381
           Belgium........     550,595  17,694,429   --     18,245,024
           Brazil.........  19,849,306          --   --     19,849,306
           Canada.........  92,592,071      11,178   --     92,603,249
           Chile..........     934,057   2,850,681   --      3,784,738
           China..........   4,553,162  67,120,648   --     71,673,810
           Colombia.......   1,210,611       1,802   --      1,212,413
           Czech Republic.          --     292,472   --        292,472
           Denmark........     298,142  21,258,130   --     21,556,272
           Egypt..........          --     117,060   --        117,060
           Finland........     182,349  18,745,905   --     18,928,254
           France.........   1,729,487  78,116,062   --     79,845,549
           Germany........   2,522,140  75,684,328   --     78,206,468
           Greece.........          --     413,575   --        413,575
           Hong Kong......     114,214  32,826,543   --     32,940,757
           Hungary........          --     985,664   --        985,664
           India..........     894,021  30,092,793   --     30,986,814
           Indonesia......     160,110   7,841,835   --      8,001,945
           Ireland........   1,290,883   5,075,361   --      6,366,244

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------  ------- --------------
  Israel...................... $  2,583,641 $    4,629,231    --    $    7,212,872
  Italy.......................      163,079     30,964,483    --        31,127,562
  Japan.......................    3,090,533    251,519,409    --       254,609,942
  Malaysia....................           --     10,306,200    --        10,306,200
  Mexico......................   15,229,451             --    --        15,229,451
  Netherlands.................    2,824,020     28,026,271    --        30,850,291
  New Zealand.................           --      6,520,871    --         6,520,871
  Norway......................      332,056      9,118,872    --         9,450,928
  Peru........................      197,442             --    --           197,442
  Philippines.................       33,210      4,750,396    --         4,783,606
  Poland......................           --      4,579,048    --         4,579,048
  Portugal....................           --      3,849,511    --         3,849,511
  Russia......................      219,950      3,852,843    --         4,072,793
  Singapore...................           --     12,812,884    --        12,812,884
  South Africa................    4,339,746     23,298,802    --        27,638,548
  South Korea.................    1,074,981     62,406,014    --        63,480,995
  Spain.......................      808,834     29,628,707    --        30,437,541
  Sweden......................       90,745     33,392,326    --        33,483,071
  Switzerland.................    3,348,763     75,124,667    --        78,473,430
  Taiwan......................    2,644,437     44,894,520    --        47,538,957
  Thailand....................    8,346,194             --    --         8,346,194
  Turkey......................       25,920      5,326,455    --         5,352,375
  United Kingdom..............   43,971,608    148,138,557    --       192,110,165
  United States...............       47,390             --    --            47,390
Preferred Stocks
  Brazil......................    6,928,936             --    --         6,928,936
  Chile.......................           --        131,925    --           131,925
  Colombia....................      159,976             --    --           159,976
  Germany.....................           --      4,975,263    --         4,975,263
  United Kingdom..............           --          1,092    --             1,092
Rights/Warrants
  Brazil......................           --          1,483    --             1,483
  Germany.....................           --            616    --               616
  Singapore...................           --          7,833    --             7,833
  South Korea.................           --          6,231    --             6,231
  Sweden......................           --          7,320    --             7,320
  Thailand....................           --         33,526    --            33,526
Securities Lending Collateral.           --    126,578,247    --       126,578,247
Forward Currency Contracts**..           --            (15)   --               (15)
                               ------------ --------------    --    --------------
TOTAL......................... $224,140,386 $1,362,719,952    --    $1,586,860,338
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc.................... 6,861,385 $119,868,403
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 7,660,147   88,551,305
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 1,419,854   24,208,516
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $239,238,498).................................            232,628,224
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $416,634)........................................   416,634      416,634
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $239,655,132).................................           $233,044,858
                                                                    ============

Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $232,628,224   --      --    $232,628,224
   Temporary Cash Investments......      416,634   --      --         416,634
                                    ------------   --      --    ------------
   TOTAL........................... $233,044,858   --      --    $233,044,858
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc.................... 7,263,744 $121,086,608
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 8,632,268   99,789,015
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 2,546,190   43,412,540
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $258,819,215).................................            264,288,163
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $258,819,215).................................           $264,288,163
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3     Total
                                 ------------ -----------  ------- ------------
Affiliated Investment Companies. $264,288,163          --    --    $264,288,163
Futures Contracts**.............      351,323          --    --         351,323
Forward Currency Contracts**....           -- $(1,430,675)   --      (1,430,675)
                                 ------------ -----------    --    ------------
TOTAL........................... $264,639,486 $(1,430,675)   --    $263,208,811
                                 ============ ===========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2016

                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO


                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,465,869,637
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,862,556,096)............................. $4,465,869,637
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $5,082,100,585
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,227,167,181)............................. $5,082,100,585
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $15,603,940,830
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $17,951,231,812)............................ $15,603,940,830
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        3,499            0.0%
                                                                     --------------           -----

BRAZIL -- (6.2%)
    AMBEV SA ADR........................................  12,546,714     70,136,131            0.4%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  13,220,623     66,040,649            0.4%
    Ultrapar Participacoes SA...........................   2,067,950     43,544,650            0.3%
    Other Securities....................................                891,727,313            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,071,448,743            6.5%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                252,754,709            1.5%
                                                                     --------------           -----

CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 140,558,702     56,911,425            0.4%
    China Construction Bank Corp. Class H............... 226,793,302    144,042,560            0.9%
    China Mobile, Ltd...................................   3,556,500     40,831,337            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    106,187,154            0.7%
    CNOOC, Ltd..........................................  31,188,000     38,527,169            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725     92,201,236            0.6%
    Ping An Insurance Group Co. of China, Ltd. Class H..  11,581,000     54,350,553            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    186,303,037            1.2%
    Other Securities....................................              1,571,420,224            9.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,290,774,695           14.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 72,646,357            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,042,611            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,279,560            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 48,471,454            0.3%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    300,894            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 54,488,209            0.3%
                                                                     --------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................   5,610,260     39,750,263            0.3%
    HDFC Bank, Ltd......................................   2,994,559     50,620,379            0.3%
    Infosys, Ltd........................................   2,560,765     46,511,670            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     69,710,475            0.4%
    ITC, Ltd............................................   8,357,996     41,000,030            0.3%
    Reliance Industries, Ltd............................   3,320,225     48,994,520            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,541,560            0.4%
    Other Securities....................................              1,667,771,072           10.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,022,899,969           12.3%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Rakyat Indonesia Persero Tbk PT................ 49,181,400 $   38,434,548            0.2%
    Other Securities....................................               469,672,574            2.9%
                                                                    --------------            ----
TOTAL INDONESIA.........................................               508,107,122            3.1%
                                                                    --------------            ----

MALAYSIA -- (4.1%)
    Malayan Banking Bhd................................. 16,693,109     38,110,571            0.3%
    Public Bank Bhd.....................................  8,524,711     40,777,421            0.3%
    Other Securities....................................               632,292,100            3.7%
                                                                    --------------            ----
TOTAL MALAYSIA..........................................               711,180,092            4.3%
                                                                    --------------            ----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A......................... 19,913,602     37,455,232            0.2%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     44,379,535            0.3%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669     51,938,935            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     58,469,235            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,581,116     48,789,413            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 19,299,353     49,087,874            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391     56,191,489            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     40,461,021            0.3%
    Other Securities....................................               446,729,340            2.6%
                                                                    --------------            ----
TOTAL MEXICO............................................               833,502,074            5.1%
                                                                    --------------            ----

PERU -- (0.1%)
    Other Securities....................................                23,545,845            0.2%
                                                                    --------------            ----

PHILIPPINES -- (1.6%)
    Other Securities....................................               273,999,298            1.7%
                                                                    --------------            ----

POLAND -- (1.6%)
    Other Securities....................................               283,780,785            1.7%
                                                                    --------------            ----

RUSSIA -- (1.4%)
    Gazprom PAO Sponsored ADR...........................  9,916,642     51,526,664            0.3%
    Other Securities....................................               186,109,944            1.2%
                                                                    --------------            ----
TOTAL RUSSIA............................................               237,636,608            1.5%
                                                                    --------------            ----

SOUTH AFRICA -- (8.3%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     68,288,819            0.4%
    Bidvest Group, Ltd. (The)...........................  1,904,950     48,398,033            0.3%
    FirstRand, Ltd...................................... 17,937,935     57,654,497            0.4%
    MTN Group, Ltd......................................  9,901,001    103,648,613            0.6%
    Naspers, Ltd. Class N...............................    587,379     80,829,985            0.5%
    Sanlam, Ltd.........................................  8,202,959     39,836,570            0.3%
    Sasol, Ltd..........................................  1,457,316     47,669,025            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,144,917     37,541,828            0.2%
    Standard Bank Group, Ltd............................  5,266,378     47,293,861            0.3%
    Steinhoff International Holdings NV.................  8,846,810     55,341,494            0.3%
    Woolworths Holdings, Ltd............................  5,724,006     36,858,560            0.2%
    Other Securities....................................               808,294,524            4.9%
                                                                    --------------            ----
TOTAL SOUTH AFRICA......................................             1,431,655,809            8.7%
                                                                    --------------            ----

SOUTH KOREA -- (13.8%)
    Hyundai Motor Co....................................    364,834     45,776,294            0.3%
    Samsung Electronics Co., Ltd........................    373,807    407,386,290            2.5%
    SK Hynix, Inc.......................................  1,652,748     40,538,282            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SOUTH KOREA -- (Continued)
    Other Securities.......................................            $ 1,893,827,466           11.5%
                                                                       ---------------           -----
TOTAL SOUTH KOREA..........................................              2,387,528,332           14.6%
                                                                       ---------------           -----

TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,864,095     121,161,489            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     189,047,454            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,912,051     115,875,283            0.7%
    Other Securities.......................................              1,805,033,032           10.9%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,231,117,258           13.6%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  5,046,680      43,921,864            0.3%
    Other Securities.......................................                492,816,082            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                536,737,946            3.3%
                                                                       ---------------           -----

TURKEY -- (2.2%)
    Other Securities.......................................                372,991,943            2.3%
                                                                       ---------------           -----

UNITED KINGDOM -- (0.1%)
    Other Securities.......................................                 16,364,772            0.1%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,707,258,584           95.8%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Itau Unibanco Holding SA...............................  9,694,322      92,651,701            0.6%
    Itau Unibanco Holding SA ADR...........................  5,918,551      56,403,790            0.4%
    Other Securities.......................................                265,526,449            1.6%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                414,581,940            2.6%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,067,883            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,164,385            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                432,814,208            2.7%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     79,571            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                     14,569            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    399,536            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                  1,933,163            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                  2,426,839            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             16,142,499,631
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@    DFA Short Term Investment Fund. 100,943,640 $ 1,167,917,912            7.1%
                                                    ---------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,859,828,890)...............             $17,310,417,543          105.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         3,499   --    $         3,499
  Brazil...................... $1,071,448,743              --   --      1,071,448,743
  Chile.......................     88,133,502     164,621,207   --        252,754,709
  China.......................    212,048,199   2,078,726,496   --      2,290,774,695
  Colombia....................     72,614,846          31,511   --         72,646,357
  Czech Republic..............             --      32,042,611   --         32,042,611
  Egypt.......................             --      13,279,560   --         13,279,560
  Greece......................             --      48,471,454   --         48,471,454
  Hong Kong...................             --         300,894   --            300,894
  Hungary.....................        304,855      54,183,354   --         54,488,209
  India.......................    118,815,605   1,904,084,364   --      2,022,899,969
  Indonesia...................     23,601,174     484,505,948   --        508,107,122
  Malaysia....................             --     711,180,092   --        711,180,092
  Mexico......................    833,213,479         288,595   --        833,502,074
  Peru........................     23,545,845              --   --         23,545,845
  Philippines.................      5,837,100     268,162,198   --        273,999,298
  Poland......................             --     283,780,785   --        283,780,785
  Russia......................      7,474,026     230,162,582   --        237,636,608
  South Africa................    167,797,802   1,263,858,007   --      1,431,655,809
  South Korea.................     79,351,412   2,308,176,920   --      2,387,528,332
  Taiwan......................    139,285,761   2,091,831,497   --      2,231,117,258
  Thailand....................    536,399,675         338,271   --        536,737,946
  Turkey......................      3,148,492     369,843,451   --        372,991,943
  United Kingdom..............     16,364,772              --   --         16,364,772
Preferred Stocks
  Brazil......................    414,581,940              --   --        414,581,940
  Chile.......................             --       3,067,883   --          3,067,883
  Colombia....................     15,164,385              --   --         15,164,385
Rights/Warrants
  Brazil......................             --          79,571   --             79,571
  Malaysia....................             --          14,569   --             14,569
  Poland......................             --              --   --                 --
  South Korea.................             --         399,536   --            399,536
  Thailand....................             --       1,933,163   --          1,933,163
Securities Lending Collateral.             --   1,167,917,912   --      1,167,917,912
Futures Contracts**...........      6,522,042              --   --          6,522,042
Forward Currency Contracts**..             --             318   --                318
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,835,653,655 $13,481,286,248   --    $17,316,939,903
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
                                                                 ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   16,424,432              --
Investments at Value (including $0, $35,364, $0 and $1,273,216
 of securities on loan, respectively)........................... $    201,419   $    752,586              --    $  7,643,374
Temporary Cash Investments at Value & Cost......................           --          4,721              --          90,312
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --         29,903              --         974,414
Segregated Cash for Futures Contracts...........................           --             --              --           2,745
Cash............................................................          395             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --            710              --          12,069
  Dividends, Interest and Tax Reclaims..........................          927            745              --           2,357
  Securities Lending Income.....................................           --             14              --             610
  Fund Shares Sold..............................................          106          1,358           9,949           7,278
Prepaid Expenses and Other Assets...............................           17             29             129             102
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      202,864        790,066      16,434,510       8,733,261
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             --              --             558
  Upon Return of Securities Loaned..............................           --         29,903              --         974,414
  Investment Securities/Affiliated Investment Company
   Purchased....................................................           --          4,636              --          34,568
  Fund Shares Redeemed..........................................          110            276          11,611           9,197
  Due to Advisor................................................           34             92           1,984           2,169
  Futures Margin Variation......................................        1,300             --              --             406
Accrued Expenses and Other Liabilities..........................           17             29             545             342
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................        1,461         34,936          14,140       1,021,654
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $33,422 and shares outstanding of 0; 0; 0 and 1,620,971,
 respectively...................................................          N/A            N/A             N/A    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $151,938 and shares outstanding of 0; 0; 0 and 7,401,925,
 respectively...................................................          N/A            N/A             N/A    $      20.53
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $201,403;
 $755,130; $16,420,370 and $7,526,247 and shares
 outstanding of 17,089,339; 59,573,201; 521,093,197 and
 364,994,287, respectively...................................... $      11.79   $      12.68  $        31.51    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   12,160,340    $         --
                                                                 ============   ============  ==============    ============
Investments at Cost............................................. $    201,037   $    719,259  $           --    $  6,859,547
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    201,146   $    732,505  $   12,026,448    $  6,740,979
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................          149            961          28,147           4,275
Accumulated Net Realized Gain (Loss)............................      (18,289)       (11,663)        101,683         180,105
Net Unrealized Appreciation (Depreciation)......................       18,397         33,327       4,264,092         786,248
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                        U.S. Core      U.S. Core
                                                                      U.S. Small Cap     Equity 1       Equity 2
                                                                     Value Portfolio*   Portfolio*     Portfolio*
                                                                     ---------------- -------------- --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)......................................................  $   12,243,642  $   13,750,166 $   15,613,929
Temporary Cash Investments at Value & Cost..........................         232,692         145,442        176,555
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,781,663       1,364,244      1,671,017
Segregated Cash for Futures Contracts...............................           9,300           4,005          4,500
Cash................................................................               5              --             --
Receivables:
  Investment Securities Sold........................................          42,887             181            182
  Dividends and Interest............................................           3,916          12,385         14,170
  Securities Lending Income.........................................             762             846          1,095
  Fund Shares Sold..................................................           8,940          11,368         15,605
Prepaid Expenses and Other Assets...................................             165             228            165
                                                                      --------------  -------------- --------------
    Total Assets....................................................      14,323,972      15,288,865     17,497,218
                                                                      --------------  -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................              --              --             --
  Upon Return of Securities Loaned..................................       1,781,663       1,364,244      1,671,017
  Investment Securities Purchased...................................          66,067          14,353         25,467
  Fund Shares Redeemed..............................................           5,180           6,597         10,228
  Due to Advisor....................................................           5,034           1,931          2,572
  Futures Margin Variation..........................................           1,588             592            665
Accrued Expenses and Other Liabilities..............................             680             488            636
                                                                      --------------  -------------- --------------
    Total Liabilities...............................................       1,860,212       1,388,205      1,710,585
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively......................................  $        31.63  $        17.47 $        16.67
                                                                      ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000   1,500,000,000  2,300,000,000
                                                                      ==============  ============== ==============
Investments at Cost.................................................  $   10,197,396  $   10,642,626 $   11,772,941
                                                                      ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $   10,143,520  $   10,743,404 $   11,889,198
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         (15,311)         15,501         19,716
Accumulated Net Realized Gain (Loss)................................         281,452          30,683         32,763
Net Unrealized Appreciation (Depreciation)..........................       2,054,099       3,111,072      3,844,956
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============

                                                                      U.S. Vector
                                                                        Equity
                                                                      Portfolio*
                                                                     --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)...................................................... $    3,662,586
Temporary Cash Investments at Value & Cost..........................         38,306
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        454,853
Segregated Cash for Futures Contracts...............................          1,035
Cash................................................................             --
Receivables:
  Investment Securities Sold........................................             66
  Dividends and Interest............................................          2,580
  Securities Lending Income.........................................            316
  Fund Shares Sold..................................................          2,417
Prepaid Expenses and Other Assets...................................             47
                                                                     --------------
    Total Assets....................................................      4,162,206
                                                                     --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            210
  Upon Return of Securities Loaned..................................        454,853
  Investment Securities Purchased...................................          4,296
  Fund Shares Redeemed..............................................          3,447
  Due to Advisor....................................................            899
  Futures Margin Variation..........................................            153
Accrued Expenses and Other Liabilities..............................            203
                                                                     --------------
    Total Liabilities...............................................        464,061
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively...................................... $        15.45
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments at Cost................................................. $    2,821,145
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,809,935
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          3,632
Accumulated Net Realized Gain (Loss)................................         42,224
Net Unrealized Appreciation (Depreciation)..........................        842,354
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                      DFA Real
                                                                                                       Estate       Large Cap
                                                                     U.S. Small Cap U.S. Micro Cap   Securities   International
                                                                       Portfolio*     Portfolio*     Portfolio*    Portfolio*
                                                                     -------------- --------------  ------------  -------------
ASSETS:
Investments at Value (including $2,458,643, $809,545, $360,069 and
 $269,577 of securities on loan, respectively)...................... $   11,763,785 $    4,894,204  $  6,868,528  $  3,234,190
Temporary Cash Investments at Value & Cost..........................        147,101         51,101        73,286            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      2,251,361        745,832       214,476       300,949
Segregated Cash for Futures Contracts...............................          4,925          1,998         2,903         1,043
Foreign Currencies at Value.........................................             --             --            --         3,209
Cash................................................................              1             --            --        27,272
Receivables:
  Investment Securities Sold........................................         10,913          4,072            --           241
  Dividends, Interest and Tax Reclaims..............................          4,544          1,786         6,409        17,112
  Securities Lending Income.........................................          1,596            509            44           494
  Fund Shares Sold..................................................         10,068          2,630         4,489         3,303
Unrealized Gain on Foreign Currency Contracts.......................             --             --            --            30
Prepaid Expenses and Other Assets...................................            136             56            72            44
                                                                     -------------- --------------  ------------  ------------
    Total Assets....................................................     14,194,430      5,702,188     7,170,207     3,587,887
                                                                     -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................             --            475           590            --
  Upon Return of Securities Loaned..................................      2,251,361        745,832       214,476       300,949
  Investment Securities Purchased...................................         46,981          8,813         3,162         1,216
  Fund Shares Redeemed..............................................         12,796          1,678         3,882        15,758
  Due to Advisor....................................................          3,364          2,007           924           663
  Futures Margin Variation..........................................            994            451           429           136
Accrued Expenses and Other Liabilities..............................            489            318           357           260
                                                                     -------------- --------------  ------------  ------------
    Total Liabilities...............................................      2,315,985        759,574       223,820       318,982
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $11,878,445;
 $4,942,614; $6,946,387 and $3,268,905 and shares outstanding of
 408,479,865; 277,382,197; 204,347,960 and 166,392,451,
 respectively....................................................... $        29.08 $        17.82  $      33.99  $      19.65
                                                                     ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000  1,500,000,000   700,000,000   500,000,000
                                                                     ============== ==============  ============  ============
Investments at Cost................................................. $    9,893,965 $    3,705,973  $  4,746,636  $  2,932,315
                                                                     ============== ==============  ============  ============
Foreign Currencies at Cost.......................................... $           -- $           --  $         --  $      3,193
                                                                     ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,852,504 $    3,605,218  $  4,883,966  $  3,251,552
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          4,582         (1,645)       28,195        17,008
Accumulated Net Realized Gain (Loss)................................        146,475        148,632       (89,201)     (302,776)
Net Unrealized Foreign Exchange Gain (Loss).........................             --             --            --           488
Net Unrealized Appreciation (Depreciation)..........................      1,874,884      1,190,409     2,123,427       302,633
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                      International                 Asia Pacific
                                                                      International       Small      Japanese Small    Small
                                                                       Core Equity       Company        Company       Company
                                                                       Portfolio*       Portfolio      Portfolio     Portfolio
                                                                     --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --  $    9,535,451   $    426,615  $    229,007
Investments at Value (including $1,531,223, $0, $0 and $0 of
 securities on loan, respectively).................................. $   15,515,326              --             --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,619,595              --             --            --
Segregated Cash for Futures Contracts...............................          5,711           3,780             --            --
Foreign Currencies at Value.........................................         13,917              --             --            --
Cash................................................................        159,339          95,899             --            --
Receivables:
  Investment Securities Sold........................................          7,776              --             --            --
  Dividends, Interest and Tax Reclaims..............................         77,533              --             --            --
  Securities Lending Income.........................................          3,595              --             --            --
  Fund Shares Sold..................................................         18,076           9,694            183            --
Unrealized Gain on Foreign Currency Contracts.......................              1              --             --            --
Prepaid Expenses and Other Assets...................................            323              71             12            10
                                                                     --------------  --------------   ------------  ------------
    Total Assets....................................................     17,421,192       9,644,895        426,810       229,017
                                                                     --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,619,595              --             --            --
  Investment Securities Purchased...................................         16,986              --             --            --
  Fund Shares Redeemed..............................................         11,087           7,390             13            --
  Due to Advisor....................................................          4,411           3,097            139            74
  Futures Margin Variation..........................................            844             854             --            --
  Unrealized Loss on Foreign Currency Contracts.....................              2              --             --            --
Accrued Expenses and Other Liabilities..............................            971             375             14            12
                                                                     --------------  --------------   ------------  ------------
    Total Liabilities...............................................      1,653,896          11,716            166            86
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $15,767,296;
 $9,633,179; $426,644 and $228,931 and shares outstanding of
 1,364,426,670; 547,196,445; 21,018,767 and 11,450,523,
 respectively....................................................... $        11.56  $        17.60   $      20.30  $      19.99
                                                                     ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                                     ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at Cost.............. $           --  $    8,717,704   $    396,038  $    246,964
                                                                     ==============  ==============   ============  ============
Investments at Cost................................................. $   15,157,311  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
Foreign Currencies at Cost.......................................... $       13,866  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $   15,659,083  $    8,740,392   $    446,571  $    289,802
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         93,136            (997)        (1,096)       (4,640)
Accumulated Net Realized Gain (Loss)................................       (346,707)         71,042        (49,635)      (38,272)
Net Unrealized Foreign Exchange Gain (Loss).........................          2,524           1,517            227            (2)
Net Unrealized Appreciation (Depreciation)..........................        359,260         821,225         30,577       (17,957)
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                             United      Continental   International    DFA Global
                                                          Kingdom Small     Small       Real Estate     Real Estate
                                                             Company       Company      Securities      Securities
                                                            Portfolio     Portfolio      Portfolio       Portfolio
                                                          ------------- ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $     30,493  $    311,843              --  $    3,235,140
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................           --            --  $    3,952,485  $    1,231,520
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --            --         150,502          36,322
Segregated Cash for Futures Contracts....................           --            --           1,215              --
Foreign Currencies at Value..............................           --            --          22,514             105
Cash.....................................................           --            --          23,364          13,909
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................           --            --              35              --
  Dividends, Interest and Tax Reclaims...................           --            --          14,483           1,214
  Securities Lending Income..............................           --            --             248               5
  Fund Shares Sold.......................................           --            29           2,953           3,300
Unrealized Gain on Foreign Currency Contracts............           --            --              99              --
Prepaid Expenses and Other Assets........................           11            18              39              66
                                                          ------------  ------------  --------------  --------------
    Total Assets.........................................       30,504       311,890       4,167,937       4,521,581
                                                          ------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --            --         150,502          36,322
  Investment Securities/Affiliated Investment Company
   Purchased.............................................           --            --           6,019           6,425
  Fund Shares Redeemed...................................           --            --           1,688           3,085
  Due to Advisor.........................................            9           100             802             202
  Futures Margin Variation...............................           --            --             180              --
  Unrealized Loss on Forward Currency Contracts..........           --            --              --              --
Unrealized Loss on Foreign Currency Contracts............           --            --              --              --
Accrued Expenses and Other Liabilities...................            3            10             232             120
                                                          ------------  ------------  --------------  --------------
    Total Liabilities....................................           12           110         159,423          46,154
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively............................... $      31.21  $      21.49  $         5.57  $        10.95
                                                          ============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000   100,000,000   1,200,000,000   1,500,000,000
                                                          ============  ============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.................................................... $     23,712  $    270,992  $           --  $    2,507,233
                                                          ============  ============  ==============  ==============
Investments at Cost...................................... $         --  $         --  $    3,487,716  $    1,158,207
                                                          ============  ============  ==============  ==============
Foreign Currencies at Cost............................... $         --  $         --  $       21,528  $          105
                                                          ============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $     22,434  $    285,187  $    4,010,479  $    3,674,370
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (55)        1,906        (213,899)         36,367
Accumulated Net Realized Gain (Loss).....................        1,325       (16,294)       (254,947)        (36,530)
Net Unrealized Foreign Exchange Gain (Loss)..............            7           130             467              --
Net Unrealized Appreciation (Depreciation)...............        6,781        40,851         466,414         801,220
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============

                                                                DFA
                                                           International
                                                             Small Cap
                                                          Value Portfolio*
                                                          ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................  $   12,622,417
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,329,580
Segregated Cash for Futures Contracts....................           6,086
Foreign Currencies at Value..............................          58,485
Cash.....................................................         103,967
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................          42,798
  Dividends, Interest and Tax Reclaims...................          67,986
  Securities Lending Income..............................           2,769
  Fund Shares Sold.......................................           4,673
Unrealized Gain on Foreign Currency Contracts............              --
Prepaid Expenses and Other Assets........................             141
                                                           --------------
    Total Assets.........................................      14,238,902
                                                           --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,329,580
  Investment Securities/Affiliated Investment Company
   Purchased.............................................          49,151
  Fund Shares Redeemed...................................           6,659
  Due to Advisor.........................................           6,662
  Futures Margin Variation...............................           1,322
  Unrealized Loss on Forward Currency Contracts..........               1
Unrealized Loss on Foreign Currency Contracts............              14
Accrued Expenses and Other Liabilities...................           1,171
                                                           --------------
    Total Liabilities....................................       1,394,560
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively...............................  $        19.08
                                                           ==============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000
                                                           ==============
Investments in Affiliated Investment Companies at
 Cost....................................................  $           --
                                                           ==============
Investments at Cost......................................  $   11,595,453
                                                           ==============
Foreign Currencies at Cost...............................  $       57,541
                                                           ==============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $   11,523,426
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (17,792)
Accumulated Net Realized Gain (Loss).....................         302,445
Net Unrealized Foreign Exchange Gain (Loss)..............           2,655
Net Unrealized Appreciation (Depreciation)...............       1,033,608
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                   International                 World ex U.S.  World ex U.S.  World Core
                                                   Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                    Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                   ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................           --   $    184,307              --            --  $    232,628
Investments at Value (including $184,757, $0,
 $6,085, $125,386 and $0 of securities on loan,
 respectively).................................... $  1,747,297             --    $    245,638  $  1,460,282            --
Temporary Cash Investments at Value & Cost........           --             --              --            --           417
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost........................      193,164             --           5,601       126,578            --
Foreign Currencies at Value.......................        2,813             --           1,479         1,839            --
Cash..............................................        2,341             47             834         5,887            --
Receivables:
  Investment Securities Sold......................        1,340             --              25           316            --
  Dividends, Interest and Tax Reclaims............        9,007             --           1,065         6,164            --
  Securities Lending Income.......................          448             --              17           295            --
  Fund Shares Sold................................        1,233             --              24         1,486           127
Unrealized Gain on Foreign Currency
 Contracts........................................           --             --               2            13            --
Prepaid Expenses and Other Assets.................           47             10              33            54            34
                                                   ------------   ------------    ------------  ------------  ------------
    Total Assets..................................    1,957,690        184,364         254,718     1,602,914       233,206
                                                   ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................      193,164             --           5,601       126,578            --
  Investment Securities Purchased.................        1,220             --             910         3,744           370
  Fund Shares Redeemed............................        1,244             --             134           415             1
  Due to Advisor..................................          636             50             117           479             3
Unrealized Loss on Foreign Currency
 Contracts........................................           --             --               1             2            --
Accrued Expenses and Other Liabilities............          145              3              19           165             2
                                                   ------------   ------------    ------------  ------------  ------------
    Total Liabilities.............................      196,409             53           6,782       131,383           376
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $1,761,281; $184,311; $247,936; $1,471,531
 and $232,830 and shares outstanding of
 164,879,464; 18,452,164; 21,127,009;
 151,102,638 and 18,168,715, respectively......... $      10.68   $       9.99    $      11.74  $       9.74  $      12.81
                                                   ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                   ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost............................................. $         --   $    190,687    $         --  $         --  $    239,239
                                                   ============   ============    ============  ============  ============
Investments at Cost............................... $  1,675,856   $         --    $    233,578  $  1,506,270  $         --
                                                   ============   ============    ============  ============  ============
Foreign Currencies at Cost........................ $      2,807   $         --    $      1,440  $      1,827  $         --
                                                   ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $  1,676,547   $    193,442    $    246,575  $  1,520,956  $    241,474
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................       10,258            678           1,022         8,000           (14)
Accumulated Net Realized Gain (Loss)..............        2,719         (3,416)        (11,795)      (11,639)       (2,019)
Net Unrealized Foreign Exchange Gain (Loss).......          310            (13)             35           190            --
Net Unrealized Appreciation (Depreciation)........       71,447         (6,380)         12,099       (45,976)       (6,611)
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    264,288  $  4,465,870  $  5,082,101  $   15,603,941
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          545            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,479            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................          156         3,247         2,003           4,207
  From Advisor..............................................           45            --            --              --
Unrealized Gain on Forward Currency Contracts...............            1            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           14           105            57             166
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      277,528     4,469,222     5,084,161      15,608,314
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................          154         2,517         3,311          40,594
  Due to Advisor............................................           --         1,454         1,849           5,010
  Futures Margin Variation..................................           76            --            --              --
Unrealized Loss on Forward Currency Contracts...............        1,432            --            --              --
Accrued Expenses and Other Liabilities......................            6           192           148             658
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................        1,668         4,163         5,308          46,262
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................          N/A           N/A           N/A  $        22.64
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $      12.94  $      22.32  $      18.89  $        22.76
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    258,819  $  3,862,556  $  5,227,167  $   17,951,232
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    272,053  $  4,069,400  $  5,140,446  $   19,150,276
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        1,004        (9,695)      (19,674)       (125,399)
Accumulated Net Realized Gain (Loss)........................       (1,586)     (198,005)      103,039      (1,115,844)
Net Unrealized Foreign Exchange Gain (Loss).................       (1,431)           45           108             310
Net Unrealized Appreciation (Depreciation)..................        5,820       603,314      (145,066)     (2,347,291)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............ $   16,142,500
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,167,918
Segregated Cash for Futures Contracts.......................          5,866
Foreign Currencies at Value.................................         23,467
Cash........................................................        202,989
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,536
  Dividends, Interest and Tax Reclaims......................         19,421
  Securities Lending Income.................................          4,718
  Fund Shares Sold..........................................         46,301
  From Advisor..............................................             --
Unrealized Gain on Forward Currency Contracts...............              1
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................            263
                                                             --------------
    Total Assets............................................     17,615,981
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,167,918
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         31,238
  Fund Shares Redeemed......................................          7,844
  Due to Advisor............................................          7,261
  Futures Margin Variation..................................            326
Unrealized Loss on Forward Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................          2,684
                                                             --------------
    Total Liabilities.......................................      1,217,271
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $        17.05
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --
                                                             ==============
Investments at Cost......................................... $   16,691,911
                                                             ==============
Foreign Currencies at Cost.................................. $       23,093
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   17,672,619
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        (18,725)
Accumulated Net Realized Gain (Loss)........................       (712,853)
Net Unrealized Foreign Exchange Gain (Loss).................            184
Net Unrealized Appreciation (Depreciation)..................       (542,515)
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           Enhanced
                                                                          U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                           Company   Cap Equity Cap Value      Value
                                                                          Portfolio  Portfolio  Portfolio*   Portfolio
                                                                          ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $0, $4 and $0,
     respectively).......................................................        --         --  $ 201,938           --
    Interest.............................................................        --         --        223           --
    Income from Securities Lending.......................................        --         --      1,862           --
    Expenses Allocated from Affiliated Investment Company................        --         --     (8,481)          --
                                                                           --------   --------  ---------    ---------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................        --         --    195,542           --
                                                                           --------   --------  ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $28,
   respectively).........................................................        --   $  7,730         --    $  56,601
  Interest...............................................................  $    994         --         --           --
  Income from Securities Lending.........................................        --         95         --        3,996
                                                                           --------   --------  ---------    ---------
     Total Investment Income.............................................       994      7,825         --       60,597
                                                                           --------   --------  ---------    ---------
Fund Expenses
  Investment Management Fees.............................................       201        523     18,955       12,243
  Accounting & Transfer Agent Fees.......................................         7         21         46          200
  S&P 500(R) Fees........................................................         4         --         --           --
  Custodian Fees.........................................................         3          9         --           56
  Shareholder Servicing Fees --
  Class R1 Shares........................................................        --         --         --           17
  Class R2 Shares........................................................        --         --         --          174
  Filing Fees............................................................        11         18        107           71
  Shareholders' Reports..................................................         3          7        199          110
  Directors'/Trustees' Fees & Expenses...................................         1          3         64           29
  Professional Fees......................................................         2          6         17           58
  Other..................................................................         4         12         50          105
                                                                           --------   --------  ---------    ---------
     Total Expenses......................................................       236        599     19,438       13,063
                                                                           --------   --------  ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................        --         28     (7,582)          --
  Fees Paid Indirectly (Note C)..........................................        (1)        --         --           --
                                                                           --------   --------  ---------    ---------
  Net Expenses...........................................................       235        627     11,856       13,063
                                                                           --------   --------  ---------    ---------
  Net Investment Income (Loss)...........................................       759      7,198    183,686       47,534
                                                                           --------   --------  ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      (217)   (10,091)    94,446      179,003
    Futures..............................................................   (17,276)        --      7,533        1,705
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       484      2,036   (238,408)    (139,185)
    Futures..............................................................    17,228         --      3,166        2,421
                                                                           --------   --------  ---------    ---------
  Net Realized and Unrealized Gain (Loss)................................       219     (8,055)  (133,263)      43,944
                                                                           --------   --------  ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $    978   $   (857) $  50,423    $  91,478
                                                                           ========   ========  =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                      Cap Value  Equity 1   Equity 2     Equity
                                                                      Portfolio  Portfolio  Portfolio   Portfolio
                                                                      ---------- ---------  ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $35, $18, $24 and $8,
   respectively)..................................................... $  88,986  $ 137,208  $ 156,188   $ 34,972
  Income from Securities Lending.....................................     4,751      4,525      6,154      1,861
                                                                      ---------  ---------  ---------   --------
     Total Investment Income.........................................    93,737    141,733    162,342     36,833
                                                                      ---------  ---------  ---------   --------
Expenses
  Investment Management Fees.........................................    28,480     11,086     14,775      5,230
  Accounting & Transfer Agent Fees...................................       323        368        417        100
  Custodian Fees.....................................................        76         77         86         28
  Filing Fees........................................................        95        130        170         47
  Shareholders' Reports..............................................       149        104        129         56
  Directors'/Trustees' Fees & Expenses...............................        48         55         62         15
  Professional Fees..................................................        98        108        124         31
  Other..............................................................       182        196        225         60
                                                                      ---------  ---------  ---------   --------
     Total Expenses..................................................    29,451     12,124     15,988      5,567
                                                                      ---------  ---------  ---------   --------
  Net Investment Income (Loss).......................................    64,286    129,609    146,354     31,266
                                                                      ---------  ---------  ---------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   263,736     27,339     31,128     41,600
    Futures..........................................................    22,223      3,994      4,534      1,179
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................  (205,889)  (169,214)  (208,977)   (90,441)
    Futures..........................................................     7,853      3,532      3,968        913
                                                                      ---------  ---------  ---------   --------
  Net Realized and Unrealized Gain (Loss)............................    87,923   (134,349)  (169,347)   (46,749)
                                                                      ---------  ---------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations...... $ 152,209  $  (4,740) $ (22,993)  $(15,483)
                                                                      =========  =========  =========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $18, $5, $0 and
   $4,503, respectively).......................................   $  79,050     $  32,522    $170,012    $  46,912
  Income from Securities Lending...............................       8,501         3,110         269        1,470
                                                                  ---------     ---------    --------    ---------
     Total Investment Income...................................      87,551        35,632     170,281       48,382
                                                                  ---------     ---------    --------    ---------
Expenses
  Investment Management Fees...................................      18,642        11,861       5,584        3,821
  Accounting & Transfer Agent Fees.............................         300           136         186           93
  Custodian Fees...............................................          72            38          35          146
  Filing Fees..................................................          65            38          59           35
  Shareholders' Reports........................................         135            68         113           68
  Directors'/Trustees' Fees & Expenses.........................          44            20          27           13
  Professional Fees............................................          88            42          56           40
  Other........................................................         156            80         107           70
                                                                  ---------     ---------    --------    ---------
     Total Expenses............................................      19,502        12,283       6,167        4,286
                                                                  ---------     ---------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................          --            --        (254)          --
  Fees Paid Indirectly (Note C)................................          --            --          --          (10)
                                                                  ---------     ---------    --------    ---------
  Net Expenses.................................................      19,502        12,283       5,913        4,276
                                                                  ---------     ---------    --------    ---------
  Net Investment Income (Loss).................................      68,049        23,349     164,368       44,106
                                                                  ---------     ---------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................     159,673       154,845      11,374      (13,530)
    Futures....................................................       3,279        (1,164)      2,614        1,001
    Foreign Currency Transactions..............................          --            --          --          152
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................    (207,290)     (191,278)    150,494      (94,577)
    Futures....................................................       5,064         2,178       1,535          742
    Translation of Foreign Currency Denominated Amounts........          --            --          --          536
                                                                  ---------     ---------    --------    ---------
  Net Realized and Unrealized Gain (Loss)......................     (39,274)      (35,419)    166,017     (105,676)
                                                                  ---------     ---------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $  28,775     $ (12,070)   $330,385    $ (61,570)
                                                                  =========     =========    ========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            International  Japanese  Asia Pacific
                                                                              International     Small       Small       Small
                                                                               Core Equity     Company     Company     Company
                                                                                Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                              ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $9,818, $519 and $92,
     respectively)...........................................................          --     $127,132     $ 4,682     $ 3,183
    Income from Securities Lending...........................................          --       13,208         414         417
    Expenses Allocated from Affiliated Investment Companies..................          --       (5,569)       (272)       (133)
                                                                                ---------     --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..............................................................          --      134,771       4,824       3,467
                                                                                ---------     --------     -------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $19,578, $0, $0 and $0,
   respectively).............................................................   $ 213,337           --          --          --
  Interest...................................................................          --           60          --          --
  Income from Securities Lending.............................................      12,772           --          --          --
                                                                                ---------     --------     -------     -------
     Total Investment Income.................................................     226,109           60          --          --
                                                                                ---------     --------     -------     -------
Fund Expenses
  Investment Management Fees.................................................      24,915       18,046       1,079         516
  Accounting & Transfer Agent Fees...........................................         406           28           3           2
  Custodian Fees.............................................................         731            1          --          --
  Filing Fees................................................................         212           53           9           9
  Shareholders' Reports......................................................         175          135           3           3
  Directors'/Trustees' Fees & Expenses.......................................          60           38           2           1
  Professional Fees..........................................................         126           27           1          --
  Other......................................................................         296           38           2           2
                                                                                ---------     --------     -------     -------
     Total Expenses..........................................................      26,921       18,366       1,099         533
                                                                                ---------     --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................          --           --        (216)       (103)
  Fees Paid Indirectly (Note C)..............................................         (45)          --          --          --
                                                                                ---------     --------     -------     -------
  Net Expenses...............................................................      26,876       18,366         883         430
                                                                                ---------     --------     -------     -------
  Net Investment Income (Loss)...............................................     199,233      116,465       3,941       3,037
                                                                                ---------     --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     (54,465)      73,364       4,562      (4,251)
    Futures..................................................................      10,009        6,570          --          --
    Foreign Currency Transactions............................................        (646)          68          11          82
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................    (124,486)      85,173      (6,674)     20,913
    Futures..................................................................       1,194        3,496           1          --
    Translation of Foreign Currency Denominated Amounts......................       2,802        1,762         283           2
                                                                                ---------     --------     -------     -------
  Net Realized and Unrealized Gain (Loss)....................................    (165,592)     170,433      (1,817)     16,746
                                                                                ---------     --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..............   $  33,641     $286,898     $ 2,124     $19,783
                                                                                =========     ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA
                                                                      Kingdom   Continental International DFA Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................  $   791     $ 3,025           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $ 57,136
    Income from Securities Lending..................................       18         561           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (179)          --           --
                                                                      -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      790       3,407           --       57,136
                                                                      -------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................       --          --     $ 72,140       27,875
  Interest..........................................................       --          --           --           22
  Income from Securities Lending....................................       --          --        1,043          101
                                                                      -------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       73,183       27,998
                                                                      -------     -------     --------     --------
Fund Expenses
  Investment Management Fees........................................       81         714        4,437        4,099
  Accounting & Transfer Agent Fees..................................        1           2          106           39
  Custodian Fees....................................................       --          --          177            9
  Filing Fees.......................................................        8          11           31           59
  Shareholders' Reports.............................................        1           3           55           88
  Directors'/Trustees' Fees & Expenses..............................       --           1           15           17
  Professional Fees.................................................        1          --           39           12
  Other.............................................................        1           3           59            9
                                                                      -------     -------     --------     --------
     Total Expenses.................................................       93         734        4,919        4,332
                                                                      -------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................      (17)       (143)          --       (2,805)
  Fees Paid Indirectly (Note C).....................................       --          --          (11)          --
                                                                      -------     -------     --------     --------
  Net Expenses......................................................       76         591        4,908        1,527
                                                                      -------     -------     --------     --------
  Net Investment Income (Loss)......................................      714       2,816       68,275       83,607
                                                                      -------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,509         824         (300)       2,003
    Affiliated Investment Companies Shares Sold.....................       --          --           --         (524)
    Futures.........................................................       --          50        1,792           --
    Foreign Currency Transactions...................................       (6)         (7)         215            6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................   (4,013)      8,945      215,380       30,278
    Affiliated Investment Companies Shares..........................       --          --           --      135,571
    Futures.........................................................       --           2          659           --
    Translation of Foreign Currency Denominated Amounts.............        3          14          464           --
                                                                      -------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................   (2,507)      9,828      218,210      167,334
                                                                      -------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................  $(1,793)    $12,644     $286,485     $250,941
                                                                      =======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................          --
    Income Distributions Received from Affiliated Investment
     Companies......................................................          --
    Income from Securities Lending..................................          --
    Expenses Allocated from Affiliated Investment Company...........          --
                                                                       ---------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................          --
                                                                       ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................   $ 176,074
  Interest..........................................................          --
  Income from Securities Lending....................................      12,842
                                                                       ---------
     Total Fund Investment Income...................................     188,916
                                                                       ---------
Fund Expenses
  Investment Management Fees........................................      38,979
  Accounting & Transfer Agent Fees..................................         345
  Custodian Fees....................................................         936
  Filing Fees.......................................................          94
  Shareholders' Reports.............................................         179
  Directors'/Trustees' Fees & Expenses..............................          51
  Professional Fees.................................................         110
  Other.............................................................         265
                                                                       ---------
     Total Expenses.................................................      40,959
                                                                       ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................          --
  Fees Paid Indirectly (Note C).....................................         (11)
                                                                       ---------
  Net Expenses......................................................      40,948
                                                                       ---------
  Net Investment Income (Loss)......................................     147,968
                                                                       ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     300,489
    Affiliated Investment Companies Shares Sold.....................          --
    Futures.........................................................      14,562
    Foreign Currency Transactions...................................       4,711
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (287,797)
    Affiliated Investment Companies Shares..........................          --
    Futures.........................................................       5,700
    Translation of Foreign Currency Denominated Amounts.............       2,392
                                                                       ---------
  Net Realized and Unrealized Gain (Loss)...........................      40,057
                                                                       ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $ 188,025
                                                                       =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          World ex U.S.
                                                                 International  World ex    Targeted    World ex U.S. World Core
                                                                 Vector Equity U.S. Value     Value      Core Equity    Equity
                                                                   Portfolio   Portfolio*  Portfolio*     Portfolio   Portfolio*
                                                                 ------------- ---------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $199,
     $0, $0 and $0, respectively)...............................         --     $ 2,089          --             --          --
    Income Distributions Received from Affiliated Investment
     Companies..................................................         --         307          --             --     $ 2,039
    Income from Securities Lending..............................         --         103          --             --          --
    Expenses Allocated from Affiliated Investment
     Companies..................................................         --        (141)         --             --          --
                                                                    -------     -------      ------        -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies......................................         --       2,358          --             --       2,039
                                                                    -------     -------      ------        -------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,173, $0,
   $247, $1,679 and $0, respectively)...........................    $24,179          --      $3,077        $17,280           1
  Interest......................................................         --          --          --              2          --
  Income from Securities Lending................................      1,690          --         152          1,124          --
                                                                    -------     -------      ------        -------     -------
     Total Investment Income....................................     25,869          --       3,229         18,406           1
                                                                    -------     -------      ------        -------     -------
Fund Expenses
  Investment Management Fees....................................      3,629         363         637          2,503         312
  Accounting & Transfer Agent Fees..............................         52           2           9             39           2
  Custodian Fees................................................        117           4         116            235          --
  Filing Fees...................................................         40          11          25             33          16
  Shareholders' Reports.........................................         37           2           3             21           1
  Directors'/Trustees' Fees & Expenses..........................          7           1           1              5           1
  Professional Fees.............................................         14           3           4             16           1
  Other.........................................................         42           1           9             27           2
                                                                    -------     -------      ------        -------     -------
     Total Expenses.............................................      3,938         387         804          2,879         335
                                                                    -------     -------      ------        -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --        (177)         --             63        (290)
  Fees Paid Indirectly (Note C).................................         (6)         --          --             (7)         --
                                                                    -------     -------      ------        -------     -------
  Net Expenses..................................................      3,932         210         804          2,935          45
                                                                    -------     -------      ------        -------     -------
  Net Investment Income (Loss)..................................     21,937       2,148       2,425         15,471       1,995
                                                                    -------     -------      ------        -------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................         --         256          --             --       1,313
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................      3,292          --         894         (1,582)         --
    Affiliated Investment Companies Shares Sold.................         --      (3,128)         --             --      (2,462)
    Futures.....................................................        182          68          --           (629)         --
    Foreign Currency Transactions...............................          5          33           5             12          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     (4,913)      7,295       3,450         10,477          --
    Affiliated Investment Companies Shares......................         --      (6,409)         --             --          (4)
    Futures.....................................................         --          18          --             --          --
    Translation of Foreign Currency Denominated
     Amounts....................................................        329          24          37            203          --
                                                                    -------     -------      ------        -------     -------
  Net Realized and Unrealized Gain (Loss).......................     (1,105)     (1,843)      4,386          8,481      (1,153)
                                                                    -------     -------      ------        -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................    $20,832     $   305      $6,811        $23,952     $   842
                                                                    =======     =======      ======        =======     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING    EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS   MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE       EQUITY
                                                                     PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*  PORTFOLIO
                                                                   ------------- ---------- ---------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $4,671,
     $3,463, $14,773 and $0, respectively)........................         --     $ 35,908   $ 41,469  $ 113,511          --
    Income Distributions Received from Affiliated Investment
     Companies....................................................    $ 2,292           --         --         --          --
    Interest......................................................         --           10         --         --          --
    Income from Securities Lending................................         --        3,434     18,287     15,897          --
    Expenses Allocated from Affiliated Investment Companies.......         --       (3,379)    (6,325)   (11,118)         --
                                                                      -------     --------   --------  ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................      2,292       35,973     53,431    118,290          --
                                                                      -------     --------   --------  ---------   ---------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $15,472, respectively).........................................         --           --         --         --   $ 126,521
  Interest........................................................         16           --         --         --          25
  Income from Securities Lending..................................         --           --         --         --      24,552
                                                                      -------     --------   --------  ---------   ---------
     Total Fund Investment Income.................................         16           --         --         --     151,098
                                                                      -------     --------   --------  ---------   ---------
FUND EXPENSES
  Investment Management Fees......................................        369       10,419     15,128     34,755      39,526
  Accounting & Transfer Agent Fees................................          2           14         15         45         411
  Custodian Fees..................................................          1           --         --         --       3,121
  Shareholder Servicing Fees --
    Class R2 Shares...............................................         --           --         --         87          --
  Filing Fees.....................................................         14           55         41         95         183
  Shareholders' Reports...........................................          3           86         58        153         238
  Directors'/Trustees' Fees & Expenses............................          1           18         20         59          60
  Professional Fees...............................................          1            5          6         18         252
  Other...........................................................          2           19         21         53         345
                                                                      -------     --------   --------  ---------   ---------
     Total Expenses...............................................        393       10,616     15,289     35,265      44,136
                                                                      -------     --------   --------  ---------   ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (364)      (2,084)    (4,655)    (6,951)         --
  Fees Paid Indirectly (Note C)...................................         --           --         --         --         (61)
                                                                      -------     --------   --------  ---------   ---------
  Net Expenses....................................................         29        8,532     10,634     28,314      44,075
                                                                      -------     --------   --------  ---------   ---------
  NET INVESTMENT INCOME (LOSS)....................................      2,279       27,441     42,797     89,976     107,023
                                                                      -------     --------   --------  ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................      2,164           --         --         --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................         (2)     (77,243)   111,354   (154,950)   (229,453)
    Affiliated Investment Companies Shares Sold...................       (827)          --         --         --          --
    Futures.......................................................        457          841      2,692      3,540      10,672
    Foreign Currency Transactions.................................     (1,889)         857        488        385      (1,273)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................         --      127,702     59,663    693,722     621,227
    Affiliated Investment Companies Shares........................     (1,585)          --         --         --          --
    Futures.......................................................       (401)       1,109        737      1,999       6,522
    Translation of Foreign Currency Denominated Amounts...........     (1,539)         189        573        144         744
                                                                      -------     --------   --------  ---------   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (3,622)      53,455    175,507    544,840     408,439
                                                                      -------     --------   --------  ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $(1,343)    $ 80,896   $218,304  $ 634,816   $ 515,462
                                                                      =======     ========   ========  =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large  U.S. Large Cap Equity    U.S. Large Cap Value
                                                  Company Portfolio         Portfolio                Portfolio
                                                --------------------  ---------------------  ------------------------
                                                Six Months    Year    Six Months     Year    Six Months       Year
                                                   Ended     Ended       Ended      Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,   April 30,     Oct. 31,
                                                   2016       2015       2016        2015       2016          2015
                                                ----------- --------  ----------- ---------  -----------  -----------
                                                (Unaudited)           (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    759   $  1,130   $   7,198  $   9,255  $   183,686  $   317,704
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................      (217)     4,580     (10,091)    (1,560)      94,446      681,400
   Futures.....................................   (17,276)    15,372          --        (12)       7,533          (35)
   Foreign Currency Transactions...............        --        629          --         --           --           --
   In-Kind Redemptions.........................        --         --          --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................       484     (4,379)      2,036     (4,105)    (238,408)    (815,432)
   Futures.....................................    17,228     (6,271)         --         --        3,166            4
   Translation of Foreign Currency
    Denominated Amounts........................        --       (191)         --         --           --           --
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................       978     10,870        (857)    13,602       50,423      183,641
                                                 --------   --------   ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (658)      (799)     (7,578)    (8,112)    (185,461)    (302,945)
  Net Short-Term Gains:
   Institutional Class Shares..................    (3,529)   (10,591)         --       (285)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................    (9,801)   (16,610)         --       (266)    (643,970)     (86,223)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Distributions.......................   (13,988)   (28,000)     (7,578)    (8,663)    (829,431)    (389,168)
                                                 --------   --------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    30,520     39,673     182,068    595,263    2,234,302    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................    12,337     24,405       7,488      8,492      775,568      359,045
  Shares Redeemed..............................   (32,085)   (60,026)   (125,135)  (184,505)  (1,618,427)  (3,209,154)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    10,772      4,052      64,421    419,250    1,391,443      866,481
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (2,238)   (13,078)     55,986    424,189      612,435      660,954
Net Assets
  Beginning of Period..........................   203,641    216,719     699,144    274,955   15,807,935   15,146,981
                                                 --------   --------   ---------  ---------  -----------  -----------
  End of Period................................  $201,403   $203,641   $ 755,130  $ 699,144  $16,420,370  $15,807,935
                                                 ========   ========   =========  =========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     2,596      3,122      14,860     46,215       74,094      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................     1,056      2,085         590        675       24,897       10,996
  Shares Redeemed..............................    (2,797)    (4,848)    (10,260)   (14,242)     (53,048)     (95,477)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       855        359       5,190     32,648       45,943       26,304
                                                 ========   ========   =========  =========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $    149   $     48   $     961  $   1,341  $    28,147  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value      U.S. Small Cap Value
                                                       Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                                -----------------------  ------------------------  ---------------------------
                                                Six Months      Year     Six Months       Year     Six Months         Year
                                                   Ended       Ended        Ended        Ended        Ended          Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2016         2015        2016          2015        2016            2015
                                                ----------- -----------  -----------  -----------  -----------    -----------
                                                (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   47,534  $    81,463  $    64,286  $   140,359  $   129,609    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    179,003      315,026      263,736      522,294       27,339        164,919
   Futures.....................................      1,705         (296)      22,223       (2,510)       3,994             --
   In-Kind Redemptions.........................         --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................   (139,185)    (527,329)    (205,889)  (1,025,518)    (169,214)       (56,468)
   Futures.....................................      2,421           --        7,853           --        3,532             --
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     91,478     (131,136)     152,209     (352,745)      (4,740)       366,896
                                                ----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (281)        (374)          --           --           --             --
   Class R2 Shares.............................     (1,191)      (1,058)          --           --           --             --
   Institutional Class Shares..................    (49,831)     (74,793)     (85,785)    (130,190)    (135,733)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares.............................        (54)         (49)          --           --           --             --
   Class R2 Shares.............................       (202)        (144)          --           --           --             --
   Institutional Class Shares..................     (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,571)      (1,235)          --           --           --             --
   Class R2 Shares.............................     (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares..................   (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (347,752)    (323,484)    (573,133)    (557,305)    (295,885)      (249,767)
                                                ----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,193,991    2,861,668    1,811,886    2,562,626    2,209,508      4,137,187
  Shares Issued in Lieu of Cash
   Distributions...............................    323,417      306,474      514,241      501,839      283,130        236,854
  Shares Redeemed..............................   (712,994)  (1,140,962)  (1,121,705)  (1,986,459)  (1,567,127)    (1,996,226)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    804,414    2,027,180    1,204,422    1,078,006      925,511      2,377,815
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    548,140    1,572,560      783,498      167,956      624,886      2,494,944
Net Assets
  Beginning of Period..........................  7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                ----------  -----------  -----------  -----------   -----------   -----------
  End of Period................................ $7,711,607  $ 7,163,467  $12,463,760  $11,680,262  $13,900,660    $13,275,774
                                                ==========  ===========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     61,626      127,780       61,708       73,971      131,198        230,659
  Shares Issued in Lieu of Cash
   Distributions...............................     16,185       14,559       16,670       15,227       16,459         13,516
  Shares Redeemed..............................    (36,136)     (51,364)     (37,394)     (57,511)     (93,368)      (111,260)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     41,675       90,975       40,984       31,688       54,289        132,915
                                                ==========  ===========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    4,275  $     8,044  $   (15,311) $     6,188  $    15,501    $    21,625

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2016            2015         2016           2015          2016          2015
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   146,354    $   239,037   $   31,266     $   54,509    $    68,049  $   112,326
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      31,128        305,920       41,600        127,309        159,673      532,485
   Futures................................       4,534          1,793        1,179           (811)         3,279           --
   In-Kind Redemptions....................          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (208,977)      (307,072)     (90,441)      (193,154)      (207,290)    (457,527)
   Futures................................       3,968             --          913             --          5,064           --
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     (22,993)       239,678      (15,483)       (12,147)        28,775      215,538
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (152,072)      (228,075)     (32,088)       (51,799)       (71,234)    (105,110)
  Net Short-Term Gains:
   Institutional Class Shares.............          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
   Institutional Class Shares.............    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (448,133)      (317,932)    (151,676)      (160,844)      (576,361)    (373,422)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,140,378      4,082,819      499,449        848,464      2,232,612    2,815,856
  Shares Issued in Lieu of Cash
   Distributions..........................     442,025        313,194      150,672        159,804        542,920      351,264
  Shares Redeemed.........................  (1,525,208)    (2,036,371)    (436,346)      (685,067)      (966,043)  (1,640,410)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,057,195      2,359,642      213,775        323,201      1,809,489    1,526,710
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................     586,069      2,281,388       46,616        150,210      1,261,903    1,368,826
Net Assets
  Beginning of Period.....................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $15,786,633    $15,200,564   $3,698,145     $3,651,529    $11,878,445  $10,616,542
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     134,290        234,298       33,888         51,015         79,363       90,041
  Shares Issued in Lieu of Cash
   Distributions..........................      26,988         18,413        9,872         10,033         18,896       11,800
  Shares Redeemed.........................     (95,136)      (116,908)     (29,409)       (41,495)       (34,064)     (52,277)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,142        135,803       14,351         19,553         64,195       49,563
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    19,716    $    25,434   $    3,632     $    4,454    $     4,582  $     7,767

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        DFA Real Estate Securities Large Cap International
                                               U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                               ----------------------   -------------------------  ----------------------
                                               Six Months      Year     Six Months       Year      Six Months     Year
                                                  Ended       Ended        Ended        Ended         Ended      Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                  2016         2015        2016          2015         2016        2015
                                               -----------  ----------  -----------  -----------   ----------- ----------
                                               (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   23,349   $   41,868  $  164,368   $   187,615   $   44,106  $   86,418
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    154,845      283,555      11,374       119,527      (13,530)    (50,887)
   Futures....................................     (1,164)      (2,258)      2,614            --        1,001         769
   Foreign Currency Transactions..............         --           --          --            --          152        (528)
   In-Kind Redemptions........................         --       12,861          --       258,319           --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (191,278)    (281,159)    150,494      (219,248)     (94,577)   (155,643)
   Futures....................................      2,178           --       1,535            --          742          --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --          --            --          536         142
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    (12,070)      54,867     330,385       346,213      (61,570)    (86,530)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (27,839)     (39,933)   (136,053)     (220,092)     (35,640)    (85,101)
  Net Long-Term Gains:
   Institutional Class Shares.................   (267,818)    (278,652)         --            --           --          --
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions......................   (295,657)    (318,585)   (136,053)     (220,092)     (35,640)    (85,101)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...............................    448,101      657,708     573,816     1,268,079      632,296   1,019,845
  Shares Issued in Lieu of Cash
   Distributions..............................    274,006      296,069     132,798       216,090       31,591      76,483
  Shares Redeemed.............................   (478,857)    (711,995)   (507,751)   (1,664,857)    (448,106)   (902,210)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    243,250      241,782     198,863      (180,688)     215,781     194,118
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..................................    (64,477)     (21,936)    393,195       (54,567)     118,571      22,487
Net Assets
  Beginning of Period.........................  5,007,091    5,029,027   6,553,192     6,607,759    3,150,334   3,127,847
                                               ----------   ----------  ----------   -----------   ----------  ----------
  End of Period............................... $4,942,614   $5,007,091  $6,946,387   $ 6,553,192   $3,268,905  $3,150,334
                                               ==========   ==========  ==========   ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     26,503       33,975      17,478        38,538       33,489      48,288
  Shares Issued in Lieu of Cash
   Distributions..............................     15,457       16,153       3,962         6,758        1,638       3,639
  Shares Redeemed.............................    (28,044)     (36,869)    (15,438)      (51,930)     (23,479)    (42,081)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     13,916       13,259       6,002        (6,634)      11,648       9,846
                                               ==========   ==========  ==========   ===========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   (1,645)  $    2,845  $   28,195   $      (120)  $   17,008  $    8,542

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           International Core Equity   International Small    Japanese Small Company
                                                   Portfolio            Company Portfolio           Portfolio
                                           ------------------------  -----------------------  ---------------------
                                           Six Months       Year     Six Months      Year     Six Months     Year
                                              Ended        Ended        Ended       Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2016          2015        2016         2015        2016        2015
                                           -----------  -----------  ----------- -----------  ----------- ---------
                                           (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   199,233  $   354,330  $  116,465  $   208,124   $  3,941   $   6,024
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............     (54,465)       4,776      73,364      376,613      4,562      12,888
   Futures................................      10,009           --       6,570       (4,583)        --          --
   Foreign Currency Transactions..........        (646)      (2,904)         68       (2,876)        11        (355)
   In-Kind Redemptions....................          --      163,544          --           --         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    (124,486)    (679,030)     85,173     (293,604)    (6,674)     20,984
   Futures................................       1,194           --       3,496          (22)         1          --
   Translation of Foreign Currency
    Denominated Amounts...................       2,802          330       1,762          344        283          68
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      33,641     (158,954)    286,898      283,996      2,124      39,609
                                           -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (123,398)    (367,607)   (152,110)    (208,535)    (6,534)     (7,758)
  Net Short-Term Gains:
   Institutional Class Shares.............          --           --          --      (27,069)        --          --
  Net Long-Term Gains:
   Institutional Class Shares.............          --           --    (207,859)    (250,320)        --          --
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Distributions..................    (123,398)    (367,607)   (359,969)    (485,924)    (6,534)     (7,758)
                                           -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................   3,391,637    5,383,645     921,008    1,961,417     15,541      20,159
  Shares Issued in Lieu of Cash
   Distributions..........................     116,649      349,000     347,693      472,853      6,058       7,251
  Shares Redeemed.........................  (2,071,801)  (3,080,058)   (885,943)  (1,753,367)   (54,542)   (103,454)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,436,485    2,652,587     382,758      680,903    (32,943)    (76,044)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................   1,346,728    2,126,026     309,687      478,975    (37,353)    (44,193)
Net Assets
  Beginning of Period.....................  14,420,568   12,294,542   9,323,492    8,844,517    463,997     508,190
                                           -----------  -----------  ----------  -----------   --------   ---------
  End of Period........................... $15,767,296  $14,420,568  $9,633,179  $ 9,323,492   $426,644   $ 463,997
                                           ===========  ===========  ==========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     309,216      449,331      55,466      110,551        771       1,017
  Shares Issued in Lieu of Cash
   Distributions..........................      10,363       29,177      20,392       28,178        298         406
  Shares Redeemed.........................    (188,568)    (256,979)    (53,153)     (99,058)    (2,730)     (5,278)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     131,011      221,528      22,705       39,671     (1,661)     (3,855)
                                           ===========  ===========  ==========  ===========   ========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    93,136  $    17,301  $     (997) $    34,648   $ (1,096)  $   1,497

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2016          2015         2016       2015      2016         2015
                                                -----------    ---------   ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  3,037     $   9,355      $   714   $ 1,058   $  2,816     $  4,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    (4,251)       (2,042)       1,509     2,661        824        7,314
   Futures.....................................        --            --           --        --         50         (267)
   Foreign Currency Transactions...............        82          (202)          (6)        3         (7)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    20,913       (43,082)      (4,013)     (569)     8,945        7,186
   Futures.....................................        --            --           --        --          2            3
   Translation of Foreign Currency
    Denominated Amounts........................         2            (3)           3         1         14           (4)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    19,783       (35,974)      (1,793)    3,154     12,644       19,048
                                                 --------      ---------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (7,760)      (16,487)        (977)   (1,011)    (1,158)      (4,771)
  Net Short-Term Gains:
   Institutional Class Shares..................        --            --           --       (57)        --           --
  Net Long-Term Gains:
   Institutional Class Shares..................        --            --       (1,632)   (2,151)        --           --
                                                 --------      ---------     -------   -------   --------      --------
     Total Distributions.......................    (7,760)      (16,487)      (2,609)   (3,219)    (1,158)      (4,771)
                                                 --------      ---------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    17,508        13,081        1,285     4,028     30,396      112,313
  Shares Issued in Lieu of Cash
   Distributions...............................     6,990        15,524        2,125     2,521        877        4,167
  Shares Redeemed..............................    (7,860)     (139,991)      (4,153)   (5,897)    (9,003)     (21,694)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    16,638      (111,386)        (743)      652     22,270       94,786
                                                 --------      ---------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    28,661      (163,847)      (5,145)      587     33,756      109,063
Net Assets
  Beginning of Period..........................   200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------      ---------     -------   -------   --------      --------
  End of Period................................  $228,931     $ 200,270      $30,492   $35,637   $311,780     $278,024
                                                 ========      =========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................       976           643           40       117      1,505        5,532
  Shares Issued in Lieu of Cash
   Distributions...............................       387           792           65        78         42          199
  Shares Redeemed..............................      (422)       (6,841)        (132)     (167)      (443)      (1,061)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       941        (5,406)         (27)       28      1,104        4,670
                                                 ========      =========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $ (4,640)    $      83      $   (55)  $   207   $  1,906     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2016          2015          2016        2015        2016          2015
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   68,275    $  119,980    $   83,607  $  154,237  $   147,968  $   239,388
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............       (300)      (17,379)        2,003      (1,163)     300,489      203,049
   Affiliated Investment Companies
    Shares Sold...........................         --            --          (524)         --           --           --
   Futures................................      1,792            --            --          --       14,562       (5,555)
   Foreign Currency Transactions..........        215        (1,791)            6          --        4,711       (4,926)
   In-Kind Redemptions....................         --            --            --          --           --      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    215,380      (116,739)       30,278     (35,941)    (287,797)    (244,703)
   Affiliated Investment Companies
    Shares................................         --            --       135,571          --           --           --
   Futures................................        659            --            --          --        5,700           --
   Translation of Foreign Currency
    Denominated Amounts...................        464           284            --          --        2,392        1,015
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    286,485       (15,645)      250,941     117,133      188,025      381,815
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (60,576)     (182,724)      (97,767)   (124,281)    (210,523)    (224,376)
  Net Long-Term Gains:
   Institutional Class Shares.............         --            --            --          --     (182,540)    (207,080)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................    (60,576)     (182,724)      (97,767)   (124,281)    (393,063)    (431,456)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    428,823       886,775       591,784   1,347,820    1,184,366    2,629,814
  Shares Issued in Lieu of Cash
   Distributions..........................     60,055       181,249        93,708     121,908      355,562      392,052
  Shares Redeemed.........................   (246,365)     (417,939)     (423,155)   (708,136)  (1,068,123)  (2,079,421)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    242,513       650,085       262,337     761,592      471,805      942,445
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    468,422       451,716       415,511     754,444      266,767      892,804
Net Assets
  Beginning of Period.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $4,008,514    $3,540,092    $4,475,427  $4,059,916  $12,844,342  $12,577,575
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     85,359       166,717        57,372     127,842       66,117      135,446
  Shares Issued in Lieu of Cash
   Distributions..........................     12,306        34,991         9,151      11,884       19,385       21,362
  Shares Redeemed.........................    (48,881)      (79,211)      (41,141)    (67,340)     (59,324)    (107,415)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     48,784       122,497        25,382      72,386       26,178       49,393
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $ (213,899)   $ (221,598)   $   36,367  $   50,527  $   (17,792) $    44,763

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                               Portfolio                  Portfolio          Value Portfolio
                                                        --------------------------  --------------------  ---------------------
                                                        Six Months       Year       Six Months    Year    Six Months     Year
                                                           Ended        Ended          Ended     Ended       Ended      Ended
                                                         April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2016          2015          2016       2015       2016        2015
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   21,937    $   37,987     $  2,148   $  3,484   $   2,425  $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          256        169          --      1,932
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      3,292         5,992           --         --         894       (356)
   Affiliated Investment Companies Shares
    Sold...............................................         --            --       (3,128)     1,061          --    (13,958)
   Futures.............................................        182            --           68         --          --       (347)
   Foreign Currency Transactions.......................          5          (490)          33        (65)          5       (169)
   In-Kind Redemptions.................................         --        10,623           --         --          --         --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........     (4,913)      (79,483)       7,295    (16,458)      3,450      8,649
   Affiliated Investment Companies Shares..............         --            --       (6,409)        --          --     (6,911)
   Futures.............................................         --            --           18         --          --         --
   Translation of Foreign Currency Denominated
    Amounts............................................        329            54           24          7          37         (2)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     20,832       (25,317)         305    (11,802)      6,811     (7,202)
                                                        ----------     ----------    --------   --------   ---------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,568)      (36,861)      (1,987)    (3,283)     (1,413)    (3,896)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --        (1,236)          --         --          --         --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (5,716)      (10,949)          --         --          --       (408)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Distributions................................    (21,284)      (49,046)      (1,987)    (3,283)     (1,413)    (4,304)
                                                        ----------     ----------    --------   --------   ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................    492,438       757,055       43,610     65,656     120,103    204,717
  Shares Issued in Lieu of Cash Distributions..........     21,106        48,618        1,985      3,281       1,411      4,301
  Shares Redeemed......................................   (346,725)     (441,949)     (14,903)   (12,502)   (106,707)  (120,877)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    166,819       363,724       30,692     56,435      14,807     88,141
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Increase (Decrease) in Net Assets............    166,367       289,361       29,010     41,350      20,205     76,635
Net Assets
  Beginning of Period..................................  1,594,914     1,305,553      155,301    113,951     227,731    151,096
                                                        ----------     ----------    --------   --------   ---------  ---------
  End of Period........................................ $1,761,281    $1,594,914     $184,311   $155,301   $ 247,936  $ 227,731
                                                        ==========     ==========    ========   ========   =========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     49,424        68,272        4,713      6,010      11,384     17,665
  Shares Issued in Lieu of Cash Distributions..........      2,045         4,463          205        303         126        377
  Shares Redeemed......................................    (34,852)      (40,404)      (1,580)    (1,167)    (10,291)   (10,646)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     16,617        32,331        3,338      5,146       1,219      7,396
                                                        ==========     ==========    ========   ========   =========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   10,258    $    3,889     $    678   $    517   $   1,022  $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                     WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                            PORTFOLIO          WORLD CORE EQUITY PORTFOLIO   EQUITY PORTFOLIO
                                     ------------------------  --------------------------  ------------------------
                                     SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                        ENDED       ENDED         ENDED        ENDED          ENDED       ENDED
                                      APRIL 30,    OCT. 31,     APRIL 30,     OCT. 31,      APRIL 30,    OCT. 31,
                                        2016         2015         2016          2015          2016         2015
                                     -----------  ----------   -----------    --------     -----------   --------
                                     (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   15,471   $   19,993    $  1,995      $  2,788      $  2,279     $  3,745
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --           --       1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (1,582)         534          --            --            (2)          --
   Affiliated Investment
    Companies Shares Sold...........         --       (9,894)     (2,462)         (905)         (827)        (251)
   Futures..........................       (629)         171          --            --           457         (402)
   Foreign Currency
    Transactions....................         12         (238)         --            --        (1,889)       3,159
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................     10,477      (56,453)         --        (4,000)           --           --
   Affiliated Investment
    Companies Shares................         --        2,100          (4)           --        (1,585)      (9,320)
   Futures..........................         --           --          --            --          (401)         701
   Translation of Foreign
    Currency Denominated
    Amounts.........................        203          (13)         --            --        (1,539)        (530)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     23,952      (43,800)        842        (1,946)       (1,343)      (2,429)
                                     ----------   ----------    --------       --------     --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (10,922)     (15,824)     (2,130)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares.......         --           --          --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares.......         --           --        (132)         (232)         (620)      (1,915)
                                     ----------   ----------    --------       --------     --------      --------
    Total Distributions.............    (10,922)     (15,824)     (2,262)       (2,911)       (7,068)      (6,883)
                                     ----------   ----------    --------       --------     --------      --------
Capital Share Transactions (1):
  Shares Issued.....................    493,082      946,814      54,396       143,661        61,211      130,229
  Shares Issued in Lieu of Cash
   Distributions....................     10,680       15,654       2,151         2,860         7,066        6,883
  Shares Redeemed...................   (216,089)    (138,664)    (24,952)      (14,716)      (29,112)     (29,970)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    287,673      823,804      31,595       131,805        39,165      107,142
                                     ----------   ----------    --------       --------     --------      --------
    Total Increase (Decrease) in
     Net Assets.....................    300,703      764,180      30,175       126,948        30,754       97,830
NET ASSETS
  Beginning of Period...............  1,170,828      406,648     202,655        75,707       245,106      147,276
                                     ----------   ----------    --------       --------     --------      --------
  End of Period..................... $1,471,531   $1,170,828    $232,830      $202,655      $275,860     $245,106
                                     ==========   ==========    ========       ========     ========      ========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     54,344       92,639       4,407        10,926         4,897        9,466
  Shares Issued in Lieu of Cash
   Distributions....................      1,124        1,533         170           220           552          532
  Shares Redeemed...................    (23,439)     (13,850)     (2,067)       (1,167)       (2,281)      (2,213)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     32,029       80,322       2,510         9,979         3,168        7,785
                                     ==========   ==========    ========       ========     ========      ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $    8,000   $    3,451    $   (14)      $    121      $  1,004     $  5,058

                                     EMERGING MARKETS PORTFOLIO
                                     -------------------------
                                     SIX MONTHS       YEAR
                                        ENDED        ENDED
                                      APRIL 30,     OCT. 31,
                                        2016          2015
                                     -----------  -----------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   27,441   $    82,136
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......    (77,243)      (98,317)
   Affiliated Investment
    Companies Shares Sold...........         --            --
   Futures..........................        841         2,417
   Foreign Currency
    Transactions....................        857        (2,155)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    127,702      (669,787)
   Affiliated Investment
    Companies Shares................         --            --
   Futures..........................      1,109             4
   Translation of Foreign
    Currency Denominated
    Amounts.........................        189           (93)
                                     ----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     80,896      (685,795)
                                     ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (42,898)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares.......         --            --
  Net Long-Term Gains:
   Institutional Class Shares.......         --            --
                                     ----------   -----------
    Total Distributions.............    (42,898)      (73,891)
                                     ----------   -----------
Capital Share Transactions (1):
  Shares Issued.....................  1,018,927     2,348,904
  Shares Issued in Lieu of Cash
   Distributions....................     40,120        68,708
  Shares Redeemed...................   (953,516)   (1,410,094)
                                     ----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    105,531     1,007,518
                                     ----------   -----------
    Total Increase (Decrease) in
     Net Assets.....................    143,529       247,832
NET ASSETS
  Beginning of Period...............  4,321,530     4,073,698
                                     ----------   -----------
  End of Period..................... $4,465,059   $ 4,321,530
                                     ==========   ===========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     49,803        98,569
  Shares Issued in Lieu of Cash
   Distributions....................      1,892         3,055
  Shares Redeemed...................    (46,556)      (59,625)
                                     ----------   -----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      5,139        41,999
                                     ==========   ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $   (9,695)  $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                Cap Portfolio              Portfolio             Equity Portfolio
                                           ----------------------  ------------------------  ------------------------
                                           Six Months     Year     Six Months       Year     Six Months       Year
                                              Ended      Ended        Ended        Ended        Ended        Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                              2016        2015        2016          2015        2016          2015
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   42,797  $  109,144  $    89,976  $   362,517  $   107,023  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*............    111,354      46,152     (154,950)    (409,296)    (229,453)    (327,586)
   Futures................................      2,692          --        3,540           --       10,672           --
   Foreign Currency Transactions..........        488      (4,493)         385       (7,810)      (1,273)      (8,472)
   In-Kind Redemptions....................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................     59,663    (681,504)     693,722   (3,279,764)     621,227   (2,517,402)
   Futures................................        737          --        1,999           --        6,522           --
   Translation of Foreign Currency
    Denominated Amounts...................        573        (237)         144          107          744         (300)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    218,304    (530,938)     634,816   (3,334,246)     515,462   (2,499,253)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares........................         --          --       (1,372)      (1,822)          --           --
   Institutional Class Shares.............    (76,615)    (99,603)    (238,505)    (349,391)    (143,500)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.............         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.............    (36,697)    (88,636)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (113,312)   (191,603)    (239,877)    (351,213)    (143,500)    (304,141)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    500,081   1,309,981    1,870,181    3,635,785    4,166,557    6,175,578
  Shares Issued in Lieu of Cash
   Distributions..........................    106,334     180,085      227,709      332,144      134,498      282,610
  Shares Redeemed.........................   (477,728)   (782,954)  (1,839,741)  (4,119,848)  (3,131,185)  (4,525,463)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    128,687     707,112      258,149     (151,919)   1,169,870    1,932,725
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    233,679     (15,429)     653,088   (3,837,378)   1,541,832     (870,669)
Net Assets
  Beginning of Period.....................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $5,078,853  $4,845,174  $15,562,052  $14,908,964  $16,398,710  $14,856,878
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     28,574      65,569       91,031      147,429      269,452      339,318
  Shares Issued in Lieu of Cash
   Distributions..........................      6,119       9,583       11,047       14,339        8,430       16,465
  Shares Redeemed.........................    (27,555)    (40,423)     (89,381)    (164,669)    (200,135)    (255,411)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      7,138      34,729       12,697       (2,901)      77,747      100,372
                                           ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $  (19,674) $   14,068  $  (125,399) $    24,502  $   (18,725) $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Enhanced U.S. Large Company Portfolio
                                                                   -----------------------------------------------------

                                                                   Six Months      Year      Year      Year      Year
                                                                      Ended       Ended     Ended     Ended     Ended
                                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2016         2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.54     $  13.65  $  11.70  $   9.29  $   8.15
                                                                    --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.04         0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)......      0.04         0.53      1.94      2.42      1.20
                                                                    --------     --------  --------  --------  --------
   Total from Investment Operations...............................      0.08         0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.04)       (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains..............................................     (0.79)       (1.66)       --        --        --
                                                                    --------     --------  --------  --------  --------
   Total Distributions............................................     (0.83)       (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  11.79     $  12.54  $  13.65  $  11.70  $   9.29
================================================================== ===========   ========  ========  ========  ========
Total Return......................................................      0.71%(D)     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $201,403     $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets...........................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets..............      0.75%(E)     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate...........................................        76%(D)      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                                       U.S. Large Cap Equity Portfolio
                                                                   --------- --------------------------------------------
                                                                                                                    Period
                                                                     Year     Six Months      Year      Year       June 25,
                                                                    Ended        Ended       Ended     Ended      2013(a) to
                                                                   Oct. 31,    April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                     2011        2016         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                              (Unaudited)
Net Asset Value, Beginning of Period.............................. $   7.53   $  12.86      $  12.65  $  11.07   $  10.00
                                                                   --------   --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.07       0.13          0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized)......     0.56      (0.18)         0.21      1.57       1.04
                                                                   --------   --------      --------  --------   --------
   Total from Investment Operations...............................     0.63      (0.05)         0.44      1.78       1.10
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.01)     (0.13)        (0.21)    (0.20)     (0.03)
  Net Realized Gains..............................................       --         --         (0.02)       --         --
                                                                   --------   --------      --------  --------   --------
   Total Distributions............................................    (0.01)     (0.13)        (0.23)    (0.20)     (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $   8.15   $  12.68      $  12.86  $  12.65   $  11.07
================================================================== ========  ===========    ========  ========  ==========
Total Return......................................................     8.41%     (0.35)%(D)     3.49%    16.19%     11.01%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $171,128   $755,130      $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets...........................     0.26%      0.18%(E)      0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................     0.26%      0.17%(E)      0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.86%      2.06%(E)      1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...........................................      140%         8%(D)        12%        1%         0%(D)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. LARGE CAP VALUE PORTFOLIO
                                         ------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR         YEAR         YEAR        YEAR        YEAR
                                              ENDED          ENDED        ENDED        ENDED       ENDED       ENDED
                                            APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016            2015         2014         2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     33.27      $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                                         -----------      -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.37             0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.41)           (0.32)        4.02         7.38        3.04        0.70
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.....       (0.04)            0.37         4.58         7.85        3.45        1.03
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.37)           (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.....................       (1.35)           (0.19)          --           --          --          --
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total Distributions..................       (1.72)           (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     31.51      $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=======================================  ===========      ===========  ===========  ===========  ==========  ==========
Total Return............................       (0.02)%(D)        1.16%       15.49%       35.52%      18.14%       5.53%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $16,420,370      $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to Average Net
 Assets (B).............................        0.27% (E)        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)         0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.42%(E)         2.04%        1.75%        1.82%       1.99%       1.63%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              ----------------------------------------------------------
                                                              Six Months      Year      Year     Year     Year     Year
                                                                 Ended       Ended     Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016         2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 21.58     $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75
                                                                -------     -------   -------   ------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.26      0.18     0.27     0.15     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.04)      (0.61)     1.86     6.28     2.06     0.60
                                                                -------     -------   -------   ------  -------  -------
   Total from Investment Operations..........................      0.09       (0.35)     2.04     6.55     2.21     0.70
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.16)      (0.25)    (0.16)   (0.22)   (0.13)   (0.10)
  Net Realized Gains.........................................     (0.89)      (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                                -------     -------   -------   ------  -------  -------
   Total Distributions.......................................     (1.05)      (1.26)    (1.48)   (1.20)   (0.25)   (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 20.62     $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32
============================================================= ===========   ========  ======== ======== ======== ========
Total Return.................................................      0.57%(D)   (1.33)%    9.47%   40.39%   14.67%    4.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $33,422     $40,159   $16,971   $9,470  $49,423  $45,132
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%     0.47%    0.47%    0.48%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.29%(E)    1.15%     0.79%    1.42%    0.93%    0.61%
Portfolio Turnover Rate......................................         8%(D)      15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

                                                                     U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year      Year     Year     Year     Year
                                                                 Ended        Ended     Ended    Ended    Ended    Ended
                                                               April 30,     Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016          2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  21.51     $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                                                               --------     --------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.11         0.23      0.15     0.19     0.13     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.03)       (0.61)     1.84     6.31     2.05     0.60
                                                               --------     --------   -------  -------  -------  -------
   Total from Investment Operations..........................      0.08        (0.38)     1.99     6.50     2.18     0.67
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.17)       (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
  Net Realized Gains.........................................     (0.89)       (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                               --------     --------   -------  -------  -------  -------
   Total Distributions.......................................     (1.06)       (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  20.53     $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
============================================================= ===========   ========   ======== ======== ======== ========
Total Return.................................................      0.51%(D)    (1.49)%    9.30%   40.10%   14.46%    4.50%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $151,938     $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      1.11%(E)     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate......................................         8%(D)       15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Targeted Value Portfolio-Institutional Class Shares
                                               -------------------------------------------------------------------------------
                                                Six Months        Year          Year         Year         Year         Year
                                                   Ended         Ended         Ended        Ended        Ended        Ended
                                                 April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                   2016           2015          2014         2013         2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    21.56     $     23.16   $     22.60  $     17.28  $     15.32  $     14.76
                                               ----------     -----------   -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13            0.29          0.21         0.24         0.17         0.12
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.03)          (0.61)         1.85         6.31         2.06         0.59
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total from Investment Operations...........       0.10           (0.32)         2.06         6.55         2.23         0.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)          (0.27)        (0.18)       (0.25)       (0.15)       (0.12)
  Net Realized Gains..........................      (0.89)          (1.01)        (1.32)       (0.98)       (0.12)       (0.03)
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total Distributions........................      (1.04)          (1.28)        (1.50)       (1.23)       (0.27)       (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    20.62     $     21.56   $     23.16  $     22.60  $     17.28  $     15.32
============================================== ===========    ===========   ===========  ===========  ===========  ===========
Total Return..................................       0.60%(D)       (1.20)%        9.58%       40.40%       14.78%        4.76%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,526,247     $ 6,987,896   $ 5,490,959  $ 4,180,974  $ 2,989,632  $ 2,487,929
Ratio of Expenses to Average Net Assets.......       0.37%(E)        0.37%         0.37%        0.37%        0.38%        0.38%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.36%(E)        1.28%         0.90%        1.25%        1.03%        0.71%
Portfolio Turnover Rate.......................          8%(D)          15%           10%          16%          20%          23%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       U.S. Small Cap Value Portfolio
                                               -----------------------------------------------------------------------------
                                                 Six Months        Year          Year        Year        Year        Year
                                                    Ended         Ended         Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2016           2015          2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     33.08     $     35.82   $     34.48  $    26.57  $    23.50  $    22.49
                                               -----------     -----------   -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.17            0.41          0.23        0.39        0.20        0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       (0.01)          (1.44)         2.93        9.41        3.38        1.00
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total from Investment Operations...........        0.16           (1.03)         3.16        9.80        3.58        1.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.23)          (0.38)        (0.22)      (0.37)      (0.18)      (0.15)
  Net Realized Gains..........................       (1.38)          (1.33)        (1.60)      (1.52)      (0.33)         --
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total Distributions........................       (1.61)          (1.71)        (1.82)      (1.89)      (0.51)      (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     31.63     $     33.08   $     35.82  $    34.48  $    26.57  $    23.50
============================================== ===========     ===========   ===========  ==========  ==========  ==========
Total Return..................................        0.62%(D)       (2.83)%        9.49%      39.35%      15.60%       5.13%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $12,463,760     $11,680,262   $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to Average Net Assets.......        0.52%(E)        0.52%         0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.13%(E)        1.18%         0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate.......................           7%(D)          17%            9%         14%         15%         14%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                                     ---------------------------------------------------------------------------------
                                       Six Months         Year          Year          Year         Year        Year
                                          Ended          Ended         Ended         Ended        Ended       Ended
                                        April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                          2016            2015          2014          2013         2012        2011
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     17.90      $      17.71  $      15.74  $     12.11  $     10.78  $    10.18
                                     -----------      ------------  ------------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17              0.31          0.27         0.25         0.21        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.21)             0.26          2.02         3.62         1.32        0.59
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total from Investment
    Operations......................       (0.04)             0.57          2.29         3.87         1.53        0.76
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)            (0.30)        (0.25)       (0.24)       (0.20)      (0.16)
  Net Realized Gains................       (0.21)            (0.08)        (0.07)          --           --          --
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total Distributions..............       (0.39)            (0.38)        (0.32)       (0.24)       (0.20)      (0.16)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     17.47      $      17.90  $      17.71  $     15.74  $     12.11  $    10.78
===================================  ===========      ============  ============  ===========  ===========  ==========
Total Return........................       (0.19)%(D)         3.26%        14.72%       32.32%       14.29%       7.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $13,900,660      $ 13,275,774  $ 10,780,830  $ 7,566,179  $ 4,876,973  $3,731,411
Ratio of Expenses to Average Net
 Assets.............................        0.19%(E)          0.19%         0.19%        0.19%        0.19%       0.20%
Ratio of Net Investment Income to
 Average Net Assets.................        1.99%(E)          1.71%         1.61%        1.79%        1.79%       1.49%
Portfolio Turnover Rate.............           1%(D)             4%            5%           1%           3%          5%
------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                                     ----------------------------------------------------------------------------------
                                       Six Months         Year          Year          Year         Year         Year
                                          Ended          Ended         Ended         Ended        Ended        Ended
                                        April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                          2016            2015          2014          2013         2012         2011
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     17.26      $      17.34  $      15.62  $     11.99  $     10.61  $     10.06
                                     -----------      ------------  ------------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.16              0.30          0.26         0.24         0.20         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.25)             0.02          1.86         3.73         1.36         0.54
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total from Investment
    Operations......................       (0.09)             0.32          2.12         3.97         1.56         0.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)            (0.28)        (0.24)       (0.24)       (0.18)       (0.15)
  Net Realized Gains................       (0.33)            (0.12)        (0.16)       (0.10)          --           --
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total Distributions..............       (0.50)            (0.40)        (0.40)       (0.34)       (0.18)       (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     16.67      $      17.26  $      17.34  $     15.62  $     11.99  $     10.61
===================================  ===========      ============  ============  ===========  ===========  ===========
Total Return........................       (0.45)%(D)         1.92%        13.78%       33.66%       14.81%        6.98%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,786,633      $ 15,200,564  $ 12,919,176  $ 9,989,564  $ 6,923,984  $ 5,819,906
Ratio of Expenses to Average Net
 Assets.............................        0.22%(E)          0.22%         0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to
 Average Net Assets.................        1.98%(E)          1.68%         1.55%        1.74%        1.74%        1.42%
Portfolio Turnover Rate.............           2%(D)             5%            6%           3%           5%           9%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. VECTOR EQUITY PORTFOLIO
                                         ---------------------------------------------------------------------------
                                           SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                            APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2016           2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $    16.22      $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                                         ----------      ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.13            0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.23)          (0.30)        1.62        4.03        1.32        0.46
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.10)          (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.14)          (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.....................      (0.53)          (0.53)       (0.22)      (0.02)         --          --
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total Distributions..................      (0.67)          (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    15.45      $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
=======================================  ===========     ==========   ==========  ==========  ==========  ==========
Total Return............................      (0.56)%(D)      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,698,145      $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.79%(E)        1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.................          4%(D)          10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Small Cap Portfolio
                                -----------------------------------------------------------------------------  ---------------
                                  Six Months         Year         Year        Year        Year        Year       Six Months
                                     Ended          Ended        Ended       Ended       Ended       Ended          Ended
                                   April 30,       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                     2016            2015         2014        2013        2012        2011          2016
-------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)                                                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.84      $      31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.00
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.18              0.35        0.26        0.35        0.25        0.18        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.29)             0.33        2.27        8.13        2.53        1.49       (0.15)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       (0.11)             0.68        2.53        8.48        2.78        1.67       (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.19)            (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.10)
  Net Realized Gains...........       (1.46)            (0.89)      (0.94)      (1.20)         --          --       (1.02)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.........       (1.65)            (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.12)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     29.08      $      30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    17.82
=============================== ===========      ============  ==========  ==========  ==========  ==========  ===========
Total Return...................       (0.27)%(D)         2.34%       8.67%      39.03%      13.61%       8.76%      (0.26)%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,878,445      $ 10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $4,942,614
Ratio of Expenses to Average
 Net Assets....................        0.37%(E)          0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income
 to Average Net Assets.........        1.28%(E)          1.10%       0.86%       1.33%       1.14%       0.84%       0.98%(E)
Portfolio Turnover Rate........           4%(D)            11%          9%         10%         16%         23%          8%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                           U.S. Micro Cap Portfolio
                                -------------------------------------------------------------
                                    Year         Year        Year        Year        Year
                                   Ended        Ended       Ended       Ended       Ended
                                  Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2015         2014        2013        2012        2011
---------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $     20.10  $     19.64  $    14.84  $    13.24  $    12.25
                                -----------  -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.16         0.14        0.19        0.14        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.02         1.35        5.57        1.59        0.99
                                -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations.................        0.18         1.49        5.76        1.73        1.08
---------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.16)       (0.13)      (0.20)      (0.13)      (0.09)
  Net Realized Gains...........       (1.12)       (0.90)      (0.76)         --          --
                                -----------  -----------  ----------  ----------  ----------
   Total Distributions.........       (1.28)       (1.03)      (0.96)      (0.13)      (0.09)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.00  $     20.10  $    19.64  $    14.84  $    13.24
=============================== ===========  ===========  ==========  ==========  ==========
Total Return...................        1.11%        7.88%      41.34%      13.13%       8.85%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $ 5,007,091  $ 5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to Average
 Net Assets....................        0.52%        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income
 to Average Net Assets.........        0.82%        0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate........          14%          12%         11%         15%         14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  ---------------
                                      Six Months       Year        Year        Year        Year        Year       Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                         2016          2015        2014        2013        2012        2011          2016
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    33.04     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    20.36
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.82           0.90        0.72        0.67        0.57        0.40        0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.81           0.95        4.62        1.95        2.74        1.93       (0.76)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.63           1.85        5.34        2.62        3.31        2.33       (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    33.99     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.65
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       4.96%(D)       5.89%      19.80%      10.28%      14.45%      11.09%      (2.37)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,946,387     $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,268,905
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.18%       0.22%       0.32%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.19%       0.23%       0.32%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       5.00%(E)       2.75%       2.48%       2.42%       2.29%       1.76%       2.89%(E)
Portfolio Turnover Rate.............          1%(D)          4%          0%          1%          0%          3%          3%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                         Year        Year        Year        Year         Year
                                        Ended       Ended       Ended       Ended        Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.59   $    22.20  $    18.33  $    17.91  $    19.42
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.58         0.75        0.58        0.60        0.63
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (1.24)       (0.62)       3.90        0.40       (1.53)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.66)        0.13        4.48        1.00       (0.90)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.36   $    21.59  $    22.20  $    18.33  $    17.91
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (3.10)%       0.47%      24.85%       5.89%      (4.86)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,150,334   $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to Average Net
 Assets.............................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.71%        3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate.............         10%           4%          5%          4%          3%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR         YEAR        YEAR         YEAR
                                              ENDED          ENDED         ENDED        ENDED       ENDED        ENDED
                                            APRIL 30,       OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                              2016            2015          2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     11.69      $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                                         -----------      -----------   -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.15             0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.18)           (0.45)        (0.43)        2.47        0.20       (0.89)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total from Investment Operations.....       (0.03)           (0.13)        (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
Net Investment Income...................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total Distributions..................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     11.56      $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
=======================================  ===========      ===========   ===========   ==========  ==========  ==========
Total Return............................       (0.28)%(D)       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,767,296      $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.80%(E)         2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.................           1%(D)            4%            7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              International Small Company Portfolio
                                           --------------------------------------------------------------------------
                                            Six Months       Year         Year        Year        Year         Year
                                               Ended        Ended        Ended       Ended       Ended        Ended
                                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                               2016          2015         2014        2013        2012         2011
------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $    17.78     $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                                           ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.22           0.41        0.42         0.42        0.38        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.29           0.12       (0.62)        4.16        0.39       (0.83)
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.......       0.51           0.53       (0.20)        4.58        0.77       (0.43)
------------------------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................      (0.29)         (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
  Net Realized Gains......................      (0.40)         (0.57)      (0.54)       (0.09)      (0.28)         --
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions....................      (0.69)         (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    17.60     $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return..............................       2.97%(D)       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,633,179     $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to Average Net
 Assets (B)...............................       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.58%(E)       2.30%       2.15%        2.47%       2.58%       2.37%
------------------------------------------------------------------------------------------------------------------------

                                                          Japanese Small Company Portfolio
                                           --------------------------------------------------------------
                                           Six Months      Year      Year      Year      Year      Year
                                              Ended       Ended     Ended     Ended     Ended     Ended
                                            April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                              2016         2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......  $  20.46     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                                            --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.18         0.25      0.24      0.26      0.29      0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     (0.06)        1.36      0.13      4.21     (0.26)     1.08
                                            --------     --------  --------  --------  --------  --------
   Total from Investment Operations.......      0.12         1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
  Net Realized Gains......................        --           --        --        --        --        --
                                            --------     --------  --------  --------  --------  --------
   Total Distributions....................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  20.30     $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================================== ===========   ========  ========  ========  ========  ========
Total Return..............................      0.61%(D)     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $426,644     $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to Average Net
 Assets (B)...............................      0.54%(E)     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.64%(E)     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment Income to Average
 Net Assets...............................      1.83%(E)     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Asia Pacific Small Company Portfolio
                                                    ----------------------------------------------------------------
                                                    Six Months       Year       Year      Year      Year       Year
                                                       Ended        Ended      Ended     Ended     Ended      Ended
                                                     April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                       2016          2015       2014      2013      2012       2011
-----------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  19.06     $  22.88   $  24.82   $  23.22  $  23.04  $  25.64
                                                     --------     --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.27         0.75       0.83       1.01      0.87      0.85
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.40        (3.51)     (1.81)      1.37      0.58     (2.16)
                                                     --------     --------   --------   --------  --------  --------
   Total from Investment Operations................      1.67        (2.76)     (0.98)      2.38      1.45     (1.31)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
  Net Realized Gains...............................        --           --         --         --        --        --
                                                     --------     --------   --------   --------  --------  --------
   Total Distributions.............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  19.99     $  19.06   $  22.88   $  24.82  $  23.22  $  23.04
=================================================== ===========   ========   ========   ========  ========  ========
Total Return.......................................      9.19%(D)   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $228,931     $200,270   $364,117   $331,166  $238,191  $139,262
Ratio of Expenses to Average Net Assets (B)........      0.55%(E)     0.55%      0.55%      0.57%     0.59%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.65%(E)     0.57%      0.55%      0.57%     0.59%     0.60%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.94%(E)     3.67%      3.53%      4.26%     3.91%     3.34%
-----------------------------------------------------------------------------------------------------------------------

                                                               United Kingdom Small Company Portfolio
                                                    ----------------------------------------------------------
                                                    Six Months       Year     Year     Year     Year     Year
                                                       Ended        Ended    Ended    Ended    Ended    Ended
                                                     April 30,     Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                       2016          2015     2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............   $ 35.50      $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                                                      -------      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.70         1.06     0.95     0.88     0.69     0.82
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (2.39)        1.95    (0.65)    9.17     4.47    (0.85)
                                                      -------      -------  -------  -------  -------  -------
   Total from Investment Operations................     (1.69)        3.01     0.30    10.05     5.16    (0.03)
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.97)       (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
  Net Realized Gains...............................     (1.63)       (2.38)   (0.41)      --       --       --
                                                      -------      -------  -------  -------  -------  -------
   Total Distributions.............................     (2.60)       (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................   $ 31.21      $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
=================================================== ===========    ======== ======== ======== ======== ========
Total Return.......................................     (5.00)%(D)    9.43%    0.73%   36.81%   22.82%   (0.28)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............   $30,492      $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to Average Net Assets (B)........      0.59%(E)     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.69%(E)     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment Income to Average Net
 Assets............................................      4.43%(E)     2.99%    2.50%    2.79%    2.83%    3.26%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                      Continental Small Company Portfolio
                               -----------------------------------------------------------------------------
                                 Six Months         Year         Year         Year         Year         Year
                                    Ended          Ended        Ended        Ended        Ended        Ended
                                  April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                    2016            2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period.......................  $  20.74        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                                --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................      0.20            0.43         0.42         0.37         0.39         0.39
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      0.63            1.38        (0.90)        5.78        (0.17)       (2.20)
                                --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations................      0.83            1.81        (0.48)        6.15         0.22        (1.81)
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                                --------        --------     --------     --------     --------     --------
   Total Distributions........     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................  $  21.49        $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
============================== ===========      ========     ========     ========     ========     ========
Total Return..................      4.02%(D)        9.37%       (2.68)%      42.99%        1.85%      (11.09)%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $311,780        $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to Average
 Net Assets...................      0.54%(B)(E)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........      0.64%(B)(E)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets.......................      1.97%(E)        2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate.......       N/A(D)          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------

                                            DFA International Real Estate Securities Portfolio
                               --------------------------------------------------------------------------
                                Six Months        Year        Year        Year        Year         Year
                                   Ended         Ended       Ended       Ended       Ended        Ended
                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                   2016           2015        2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $     5.27     $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                               ----------     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.10           0.19         0.22        0.22        0.27        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.29          (0.22)        0.19        0.25        0.75       (0.33)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations................       0.39          (0.03)        0.41        0.47        1.02       (0.03)
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total Distributions........      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     5.57     $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
============================== ===========    ==========   ==========  ==========  ==========  ==========
Total Return..................       7.61%(D)      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,008,514     $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to Average
 Net Assets...................       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       3.85%(E)       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate.......          0%(D)          2%           1%          5%          3%          7%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA Global Real Estate Securities Portfolio
                                --------------------------------------------------------------------------------------
                                   Six Months          Year           Year           Year           Year          Year
                                      Ended           Ended          Ended          Ended          Ended         Ended
                                    April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                      2016             2015           2014           2013           2012          2011
---------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.59        $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                                ----------        ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.21              0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.40             (0.09)          1.05           0.37           1.07         0.06
                                ----------        ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations.................       0.61              0.35           1.36           0.86           1.36         0.47
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains............         --                --             --             --             --           --
                                ----------        ----------     ----------     ----------     ----------     --------
   Total Distributions.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.95        $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
=============================== ===========       ==========     ==========     ==========     ==========     ========
Total Return...................       5.94%(D)          3.44%         14.98%          9.74%         17.33%        6.17%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,475,427        $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to Average
 Net Assets....................       0.24%(B)(E)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.38%(B)(E)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       4.08%(E)          4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate........          1%(D)             1%           N/A            N/A            N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                  DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------
                                  Six Months        Year         Year         Year        Year         Year
                                     Ended         Ended        Ended        Ended       Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                     2016           2015         2014         2013        2012         2011
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.44     $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                                -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.22            0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        0.02            0.22        (0.34)        5.21        0.61       (0.98)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.................        0.24            0.60         0.03         5.58        0.95       (0.64)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.32)          (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains............       (0.28)          (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions.........       (0.60)          (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.08     $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
=============================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return...................        1.39%(D)        3.31%        0.13%       37.79%       6.92%      (4.39)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,844,342     $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment Income
 to Average Net Assets.........        2.47%(E)        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate........          10%(D)          18%           8%           9%         18%         16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  International Vector Equity Portfolio
                                -----------------------------------------------------------------------   ----------------
                                 Six Months        Year         Year        Year       Year       Year      Six Months
                                    Ended         Ended        Ended       Ended      Ended      Ended         Ended
                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,     April 30,
                                    2016           2015         2014        2013       2012       2011         2016
---------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.76     $    11.26   $    11.75   $     9.33  $   9.34  $  10.28    $  10.28
                                ----------     ----------   ----------   ----------  --------  --------    --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.14           0.28         0.32         0.26      0.27      0.29        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.08)         (0.41)       (0.43)        2.44      0.14     (0.87)      (0.30)
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total from Investment
    Operations.................       0.06          (0.13)       (0.11)        2.70      0.41     (0.58)      (0.17)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.10)         (0.27)       (0.30)       (0.25)    (0.27)    (0.29)      (0.12)
  Net Realized Gains...........      (0.04)         (0.10)       (0.08)       (0.03)    (0.15)    (0.07)         --
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total Distributions.........      (0.14)         (0.37)       (0.38)       (0.28)    (0.42)    (0.36)      (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.68     $    10.76   $    11.26   $    11.75  $   9.33  $   9.34    $   9.99
=============================== ===========    ==========   ==========   ==========  ========  ========   ===========
Total Return...................       0.58%(D)      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%     (1.58)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,761,281     $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580    $184,311
Ratio of Expenses to Average
 Net Assets....................       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.53%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.76%(B)(E)
Ratio of Net Investment Income
 to Average Net Assets.........       2.72%(E)       2.50%        2.64%        2.51%     2.94%     2.73%       2.78%(E)
Portfolio Turnover Rate........          2%(D)          8%           8%           2%        5%       10%        N/A(D)
---------------------------------------------------------------------------------------------------------------------------

                                         World ex U.S. Value Portfolio
                                -----------------------------------------------------------
                                    Year         Year         Year        Year        Year
                                   Ended        Ended        Ended       Ended       Ended
                                  Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                    2015         2014         2013        2012        2011
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.43     $  11.93     $   9.94     $  9.96     $ 11.35
                                --------     --------     --------     -------     -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................     0.30         0.42         0.29        0.29        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (1.18)       (0.50)        2.02       (0.05)      (1.35)
                                --------     --------     --------     -------     -------
   Total from Investment
    Operations.................    (0.88)       (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........    (0.27)       (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains...........       --           --           --          --       (0.08)
                                --------     --------     --------     -------     -------
   Total Distributions.........    (0.27)       (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $  10.28     $  11.43     $  11.93     $  9.94     $  9.96
=============================== ========     ========     ========     ========    ========
Total Return...................    (7.77)%      (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $155,301     $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average
 Net Assets....................     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income
 to Average Net Assets.........     2.69%        3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate........      N/A          N/A          N/A         N/A         N/A
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         World ex U.S. Targeted Value Portfolio
                                                   -------------------------------------------
                                                                                          Period
                                                   Six Months       Year      Year       Nov. 1,
                                                      Ended        Ended     Ended      2012(a) to
                                                    April 30,     Oct. 31,  Oct. 31,     Oct. 31,
                                                      2016          2015      2014         2013
------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  11.44     $  12.08   $  12.46   $ 10.00
                                                    --------     --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.12         0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.25        (0.58)     (0.22)     2.46
                                                    --------     --------   --------   -------
   Total from Investment Operations...............      0.37        (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.07)       (0.26)     (0.24)    (0.20)
 Net Realized Gains...............................        --        (0.03)     (0.15)       --
                                                    --------     --------   --------   -------
   Total Distributions............................     (0.07)       (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.74     $  11.44   $  12.08   $12.46$
=================================================  ===========   ========   ========  ==========
Total Return......................................      3.25%(D)    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $247,936     $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.73%(E)     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.73%(E)     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.21%(E)     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................        19%(D)        1%       N/A       N/A
------------------------------------------------------------------------------------------------------

                                                             World ex U.S. Core Equity Portfolio
                                                   -------------------------------------------------
                                                                                               Period
                                                     Six Months        Year        Year       April 9,
                                                        Ended         Ended       Ended      2013(a) to
                                                      April 30,      Oct. 31,    Oct. 31,     Oct. 31,
                                                        2016           2015        2014         2013
-----------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.83      $    10.49   $  10.77    $  10.00
                                                   ----------      ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.11            0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.12)          (0.72)     (0.27)       0.77
                                                   ----------      ----------   --------    --------
   Total from Investment Operations...............      (0.01)          (0.46)      0.01        0.95
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.08)          (0.20)     (0.28)      (0.18)
 Net Realized Gains...............................         --              --      (0.01)         --
                                                   ----------      ----------   --------    --------
   Total Distributions............................      (0.08)          (0.20)     (0.29)      (0.18)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     9.74      $     9.83   $  10.49    $  10.77
=================================================  ===========     ==========   ========   ==========
Total Return......................................      (0.06)%(D)      (4.50)%    (0.04)%      9.62%(D)
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,471,531      $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......       0.47%(E)        0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................       0.46%(E)        0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.47%(E)        2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................          1%(D)           1%       N/A         N/A
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  World Core Equity Portfolio
                                                                   ---------------------------------------------------
                                                                                                                 Period
                                                                   Six Months       Year      Year     Year     March 7,
                                                                      Ended        Ended     Ended    Ended    2012(a) to
                                                                    April 30,     Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,
                                                                      2016          2015      2014     2013       2012
------------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.94     $  13.33   $ 12.71   $10.24    $10.00
                                                                    --------     --------   -------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12         0.26      0.17     0.23      0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.12)       (0.35)     0.87     2.47      0.19
                                                                    --------     --------   -------   ------    ------
   Total from Investment Operations...............................        --        (0.09)     1.04     2.70      0.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.12)       (0.26)    (0.24)   (0.23)    (0.11)
  Net Realized Gains..............................................     (0.01)       (0.04)    (0.18)      --     (0.00)
                                                                    --------     --------   -------   ------    ------
   Total Distributions............................................     (0.13)       (0.30)    (0.42)   (0.23)    (0.11)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.81     $  12.94   $ 13.33   $12.71    $10.24
================================================================== ===========   ========   ======== ======== ==========
Total Return......................................................      0.03%(D)    (0.61)%    8.36%   26.77%     3.54%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $232,830     $202,655   $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).......................      0.35%(E)     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.63%(E)     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.92%(E)     1.95%     1.27%    2.01%     2.40%(C)(E)
------------------------------------------------------------------------------------------------------------------------------

                                                                            Selectively Hedged Global Equity Portfolio
                                                                   -----------------------------------------------------
                                                                                                                    Period
                                                                    Six Months       Year      Year      Year      Nov. 14,
                                                                       Ended        Ended     Ended     Ended     2011(a) to
                                                                     April 30,     Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                                       2016          2015      2014      2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period..............................  $  13.50      $  14.20   $  13.63  $ 10.87   $ 10.00
                                                                    --------      --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12          0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.29)        (0.34)      0.76     2.65      0.87
                                                                    --------      --------   --------  -------   -------
   Total from Investment Operations...............................     (0.17)        (0.07)      1.03     2.89      1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.35)        (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains..............................................     (0.04)        (0.21)     (0.14)   (0.03)       --
                                                                    --------      --------   --------  -------   -------
   Total Distributions............................................     (0.39)        (0.63)     (0.46)   (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.94      $  13.50   $  14.20  $ 13.63   $ 10.87
================================================================== ===========    ========   ========  ======== ==========
Total Return......................................................     (1.25)%(D)    (0.34)%     7.83%   26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $275,860      $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).......................      0.34%(E)      0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.64%(E)      0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.85%(E)      1.93%      1.94%    1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Emerging Markets Portfolio
                                     --------------------------------------------------------------------------   --------------
                                      Six Months        Year        Year        Year        Year         Year      Six Months
                                         Ended         Ended       Ended       Ended       Ended        Ended         Ended
                                       April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     April 30,
                                         2016           2015        2014        2013        2012         2011         2016
---------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    22.17     $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    18.51
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.14           0.49         0.56        0.52        0.55        0.61         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.23          (4.54)       (0.20)       1.17        0.37       (2.53)        0.65
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.37          (4.05)        0.36        1.69        0.92       (1.92)        0.81
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.22)         (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.29)
  Net Realized Gains................         --             --        (0.16)      (0.28)      (1.04)      (1.77)       (0.14)
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.22)         (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.32     $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.89
===================================  ===========    ==========   ==========  ==========  ==========  ==========   ===========
Total Return........................       1.70%(D)     (15.24)%       1.33%       6.58%       4.08%      (6.82)%       4.59%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,465,059     $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $5,078,853
Ratio of Expenses to Average Net
 Assets (B).........................       0.57%(E)       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.67%(E)       0.60%        0.56%       0.57%       0.61%       0.61%        0.93%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.32%(E)       1.97%        2.11%       1.97%       2.14%       2.07%        1.84%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                           Emerging Markets Small Cap Portfolio
                                     ------------------------------------------------------------
                                         Year        Year        Year        Year         Year
                                        Ended       Ended       Ended       Ended        Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.42   $    21.10  $    20.33  $    19.85  $    24.26
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.43         0.43        0.40        0.40        0.42
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (2.53)        0.62        1.37        0.83       (3.67)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (2.10)        1.05        1.77        1.23       (3.25)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.41)       (0.40)      (0.39)      (0.35)      (0.40)
  Net Realized Gains................      (0.40)       (0.33)      (0.61)      (0.40)      (0.76)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.81)       (0.73)      (1.00)      (0.75)      (1.16)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    18.51   $    21.42  $    21.10  $    20.33  $    19.85
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (9.88)%       5.12%       8.92%       6.71%     (14.03)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,845,174   $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to Average Net
 Assets (B).........................       0.73%        0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.78%        0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment Income to
 Average Net Assets.................       2.16%        2.02%       1.91%       2.01%       1.86%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                Emerging Markets Value Portfolio-Class R2 Shares
                                         ------------------------------------------------------------
                                         Six Months      Year      Year      Year      Year     Year
                                            Ended       Ended     Ended     Ended     Ended    Ended
                                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                            2016         2015      2014      2013      2012     2011
--------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 22.18     $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                                           -------     -------   -------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......      0.11        0.49      0.59       0.47     0.50     0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.76       (5.61)    (1.10)      1.68    (0.45)   (5.45)
                                           -------     -------   -------   --------  -------  -------
   Total from Investment
    Operations..........................      0.87       (5.12)    (0.51)      2.15     0.05    (5.25)
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................     (0.41)      (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
  Net Realized Gains....................        --          --     (0.42)     (0.59)   (0.39)   (1.63)
                                           -------     -------   -------   --------  -------  -------
   Total Distributions..................     (0.41)      (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 22.64     $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
======================================== ===========   ========  ========  ========  ======== ========
Total Return............................      4.12%(D)  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $80,491     $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to Average Net
 Assets (B).............................      0.82%(E)    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........      0.92%(E)    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      1.05%(E)    1.93%     2.09%      1.65%    1.78%    1.56%
--------------------------------------------------------------------------------------------------------

                                                     Emerging Markets Value Portfolio-Institutional Class Shares
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year          Year         Year         Year
                                              Ended         Ended         Ended         Ended        Ended        Ended
                                            April 30,      Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                              2016           2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     22.22     $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                                         -----------     -----------   -----------   -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......        0.13            0.54          0.66          0.55         0.57         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.77           (5.60)        (1.10)         1.67        (0.44)       (5.72)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations..........................        0.90           (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................       (0.36)          (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
  Net Realized Gains....................          --              --         (0.42)        (0.59)       (0.39)       (1.63)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total Distributions..................       (0.36)          (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     22.76     $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
======================================== ===========     ===========   ===========   ===========  ===========  ===========
Total Return............................        4.23%(D)      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,481,561     $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to Average Net
 Assets (B).............................        0.57%(E)        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........        0.67%(E)        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.30%(E)        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  Emerging Markets Core Equity Portfolio
                                                             -------------------------------------------------------------------
                                                               Six Months        Year          Year         Year        Year
                                                                  Ended         Ended         Ended        Ended       Ended
                                                                April 30,      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2016           2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     16.81     $     20.08   $     20.09  $     19.00  $    18.73
                                                             -----------     -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.12            0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.28           (3.29)        (0.03)        1.07        0.23
                                                             -----------     -----------   -----------  -----------  ----------
   Total from Investment Operations.........................        0.40           (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
                                                             -----------     -----------   -----------  -----------  ----------
   Total Distributions......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     17.05     $     16.81   $     20.08  $     20.09  $    19.00
===========================================================  ===========     ===========   ===========  ===========  ==========
Total Return................................................        2.45%(D)      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $16,398,710     $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.49%(E)        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.....................................           2%(D)           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2011
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    21.31
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).      (2.65)
                                                             ----------
   Total from Investment Operations.........................      (2.22)
-------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.36)
                                                             ----------
   Total Distributions......................................      (0.36)
-------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.73
===========================================================  ==========
Total Return................................................     (10.59)%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,367,473
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.68%
Ratio of Net Investment Income to Average Net Assets........       2.04%
Portfolio Turnover Rate.....................................          1%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/16
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         84%
Japanese Small Company Portfolio               The Japanese Small Company Series                       16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   17%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     8%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 97%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    24%
                                               DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $46,664 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. As of April 30, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,022, $23,883 and $1,135,269 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           International Small Company Portfolio.............. 0.40%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%

               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Portfolio................. 0.50%
               Emerging Markets Small Cap Portfolio....... 0.65%
               Emerging Markets Value Portfolio........... 0.50%
               Emerging Markets Core Equity Portfolio..... 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%         $28             $    --
U.S. Large Cap Value Portfolio (2).....................    0.25%          --                  --
U.S. Targeted Value Portfolio (3)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,698
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (4)..............    0.45%          --                  --
Japanese Small Company Portfolio (5)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (5).............    0.47%           1                  23
Continental Small Company Portfolio (5)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (6).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7)........    0.24%          --              17,801
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (8)......................    0.60%          --                 820
World ex U.S. Targeted Value Portfolio (9).............    0.80%          --               1,677
World ex U.S. Core Equity Portfolio (10)...............    0.47%          79               1,478
World Core Equity Portfolio (11).......................    0.35%           5                 844
Selectively Hedged Global Equity Portfolio (12)........    0.40%          --               1,385
Emerging Markets Portfolio (2).........................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)...............    0.65%          --                  --
Emerging Markets Value Portfolio (2)...................    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
Class R1 Shares                          Amount   Expenses Assumed     Recovery
---------------                        ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (13)....    0.62%          --               --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)....    0.77%          --               --
Emerging Markets Value Portfolio (14).    0.96%          --               --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the

"Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                      Fees Paid
                                                      Indirectly
                                                      ----------
               Enhanced U.S. Large Company Portfolio.    $ 1
               Large Cap International Portfolio.....     10
               International Core Equity Portfolio...     45

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         DFA International Real Estate Securities Portfolio.    $11
         DFA International Small Cap Value Portfolio........     11
         International Vector Equity Portfolio..............      6
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      7
         Emerging Markets Core Equity Portfolio.............     61

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  9
            U.S. Large Cap Equity Portfolio....................    3
            U.S. Large Cap Value Portfolio.....................  364
            U.S. Targeted Value Portfolio......................  113
            U.S. Small Cap Value Portfolio.....................  325
            U.S. Core Equity 1 Portfolio.......................  183
            U.S. Core Equity 2 Portfolio.......................  267
            U.S. Vector Equity Portfolio.......................   78
            U.S. Small Cap Portfolio...........................  188
            U.S. Micro Cap Portfolio...........................  159
            DFA Real Estate Securities Portfolio...............  136
            Large Cap International Portfolio..................   82
            International Core Equity Portfolio................  251
            International Small Company Portfolio..............  247
            Japanese Small Company Portfolio...................   10
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    6
            DFA International Real Estate Securities Portfolio.   54
            DFA Global Real Estate Securities Portfolio........   44
            DFA International Small Cap Value Portfolio........  360
            International Vector Equity Portfolio..............   22
            World ex U.S. Value Portfolio......................    2
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    4
            World Core Equity Portfolio........................    1
            Selectively Hedged Global Equity Portfolio.........    2
            Emerging Markets Portfolio.........................  112
            Emerging Markets Small Cap Portfolio...............   91
            Emerging Markets Value Portfolio...................  475
            Emerging Markets Core Equity Portfolio.............  255

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government     Other Investment
                                                        Securities          Securities
                                                    ------------------ ---------------------
                                                    Purchases  Sales   Purchases    Sales
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,091  $127,307 $   51,613 $   26,539
U.S. Large Cap Equity Portfolio....................       --        --    122,342     54,265
U.S. Targeted Value Portfolio......................       --        --  1,198,132    546,616
U.S. Small Cap Value Portfolio.....................       --        --  1,772,008    769,744
U.S. Core Equity 1 Portfolio.......................       --        --    994,462    190,965
U.S. Core Equity 2 Portfolio.......................       --        --  1,065,015    250,166
U.S. Vector Equity Portfolio.......................       --        --    277,927    131,146
U.S. Small Cap Portfolio...........................       --        --  1,931,754    439,539
U.S. Micro Cap Portfolio...........................       --        --    442,691    365,878
DFA Real Estate Securities Portfolio...............       --        --    262,984     35,853
Large Cap International Portfolio..................       --        --    311,408    100,977
International Core Equity Portfolio................       --        --  1,481,725    106,662
DFA International Real Estate Securities Portfolio.       --        --    235,779     12,493
DFA Global Real Estate Securities Portfolio........       --        --    201,622      7,214
DFA International Small Cap Value Portfolio........       --        --  1,538,019  1,208,784
International Vector Equity Portfolio..............       --        --    213,086     32,606
World ex U.S. Targeted Value Portfolio.............       --        --     73,202     65,342
World ex U.S. Core Equity Portfolio................       --        --    297,019      8,151
Emerging Markets Core Equity Portfolio.............       --        --  1,370,173    299,549

   For the six months ended April 30, 2016, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA Global Real Estate Securities Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,574,619 $1,632,482 $ 32,220  $19,500 $ 32,220     $     --
DFA International Real Estate
  Securities Portfolio............  1,448,338  1,602,658   74,916   10,500   24,916           --
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $3,022,957 $3,235,140 $107,136  $30,000 $ 57,136     $     --
                                   ========== ========== ========  ======= ========     ========

                                                     World ex U.S. Value Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ========== ========== ========  ======= ========     ========

                                                        World Core Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $105,442   $119,868   $25,503  $ 8,676  $1,133       $1,313
International Core Equity Portfolio.    76,621     88,551    18,111    5,640     690           --
Emerging Markets Core Equity
  Portfolio.........................    20,320     24,209     5,223    1,810     216           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $202,383   $232,628   $48,837  $16,126  $2,039       $1,313
                                      ========   ========   =======  =======  ======       ======

                                                Selectively Hedged Global Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $110,935   $121,087   $14,369  $   982  $1,140       $2,164
International Core Equity Portfolio.    87,007     99,789    15,969    3,011     773           --
Emerging Markets Core Equity
  Portfolio.........................    36,717     43,413     6,687      991     378           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $234,659   $264,289   $37,025  $ 4,984  $2,291       $2,164
                                      ========   ========   =======  =======  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)
Large Cap International Portfolio.....      32,450            (358)       (32,092)
International Core Equity Portfolio...     170,340         (10,135)      (160,205)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
International Small Company Portfolio..............    $162,737        $ (1,167)     $(161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932
  U.S. Vector Equity Portfolio
  2014..................................      39,201        38,966      78,167
  2015..................................      51,799       109,045     160,844

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Small Cap Portfolio
2014...............................................    $ 85,510      $218,795    $304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283
World ex U.S. Targeted Value Portfolio
2014...............................................       2,537         1,141       3,678
2015...............................................       3,902           402       4,304

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Core Equity Portfolio
2014.......................................    $  6,163            --    $  6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358      $     14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------
Enhanced U.S. Large Company Portfolio..............    $   412        $ 1,004    $ 1,416
U.S. Large Cap Equity Portfolio....................        304             --        304
U.S. Large Cap Value Portfolio.....................     17,499         37,534     55,033
U.S. Targeted Value Portfolio......................      4,987         16,422     21,409
U.S. Small Cap Value Portfolio.....................      7,990         28,335     36,325
U.S. Core Equity 1 Portfolio.......................      6,903          5,449     12,352
U.S. Core Equity 2 Portfolio.......................      8,413         10,793     19,206
U.S. Vector Equity Portfolio.......................      2,934          6,801      9,735
U.S. Small Cap Portfolio...........................      5,559         25,529     31,088
U.S. Micro Cap Portfolio...........................      1,827         11,982     13,809
DFA Real Estate Securities Portfolio...............         --             --         --
International Core Equity Portfolio................      8,245             --      8,245
International Small Company Portfolio..............     11,013         11,430     22,443
United Kingdom Small Company Portfolio.............         39             62        101
DFA International Real Estate Securities Portfolio.        440             --        440
DFA Global Real Estate Securities Portfolio........      1,213             --      1,213
DFA International Small Cap Value Portfolio........     12,637          9,492     22,129
International Vector Equity Portfolio..............      1,612            255      1,867
World ex U.S.Targeted Value Portfolio..............        147             --        147
World ex U.S. Core Equity Portfolio................        479             --        479
Selectively Hedged Global Equity Portfolio.........        278             28        306

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains  Total
                                          -------------- ------------- -------
  Emerging Markets Portfolio.............    $ 7,227            --     $ 7,227
  Emerging Markets Small Cap Portfolio...      6,063        $2,037       8,100
  Emerging Markets Value Portfolio.......     26,840            --      26,840
  Emerging Markets Core Equity Portfolio.     23,989            --      23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --    $      (111)   $    13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070         31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039      5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409      1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303      2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015      3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832      4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331      1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529      2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067      1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171      1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692        114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496        198,190
International Small Company Portfolio....      94,660       205,951             --        665,626        966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782        (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)       (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389         12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682         15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)      (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569        647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732      1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001         85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)        (7,437)
World ex U.S. Targeted Value Portfolio...         154            --        (12,694)         8,504         (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)       (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)        (7,223)
Selectively Hedged Global Equity
  Portfolio..............................       5,273           620             --          6,326         12,219
Emerging Markets Portfolio...............      22,683            --       (120,360)       455,503        357,826
Emerging Markets Small Cap Portfolio.....      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.........     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio..............................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                     --------------------------------
                                      2016     2017    2018    2019   Unlimited  Total
                                     ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....      --       --      --      -- $  1,351  $  1,351
U.S. Large Cap Value Portfolio......      --       --      --      --       --        --
U.S. Targeted Value Portfolio.......      --       --      --      --       --        --
U.S. Small Cap Value Portfolio......      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........      --       --      --      --       --        --
U.S. Vector Equity Portfolio........      --       --      --      --       --        --
U.S. Small Cap Portfolio............      --       --      --      --       --        --
U.S. Micro Cap Portfolio............      --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................      --       --      -- $19,021       --    19,021
Large Cap International Portfolio... $19,004 $135,393 $14,311  12,549   87,627   268,884
International Core Equity Portfolio.      --   53,176      --      --  243,475   296,651
International Small Company
  Portfolio.........................      --       --      --      --       --        --
Japanese Small Company
  Portfolio.........................  19,909   13,952  12,208   5,543       --    51,612
Asia Pacific Small Company
  Portfolio.........................  16,317    8,261      --      --    9,216    33,794
United Kingdom Small Company
  Portfolio.........................      --       --      --      --       --        --
Continental Small Company
  Portfolio.........................   4,536    7,224   5,252      --       --    17,012
DFA International Real Estate
  Securities Portfolio..............  13,446   34,576  38,689  69,466   59,280   215,457
DFA Global Real Estate Securities
  Portfolio.........................      --       --     774      --      439     1,213
DFA International Small Cap Value
  Portfolio.........................      --       --      --      --       --        --
International Vector Equity
  Portfolio.........................      --       --      --      --       --        --
World ex U.S. Value Portfolio.......      --       --      --     345       --       345
World ex U.S. Targeted Value
  Portfolio.........................      --       --      --      --   12,694    12,694
World ex U.S. Core Equity
  Portfolio.........................      --       --      --      --    9,432     9,432
World Core Equity Portfolio.........      --       --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.........................      --       --      --      --       --        --
Emerging Markets Portfolio..........      --       --      --      --  120,360   120,360
Emerging Markets Small Cap
  Portfolio.........................      --       --      --      --       --        --

                                    Expires on October 31,
                                   ------------------------
                                    2016   2017   2018 2019 Unlimited  Total
                                   ------ ------- ---- ---- --------- --------
 Emerging Markets Value Portfolio.     --      --  --   --  $948,015  $948,015
 Emerging Markets Core Equity
   Portfolio...................... $7,080 $26,444  --   --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   201,038  $      420  $       (39)  $       381
U.S. Large Cap Equity Portfolio....................     754,104      66,722      (33,616)       33,106
U.S. Large Cap Value Portfolio.....................  12,160,631   4,263,801           --     4,263,801
U.S. Targeted Value Portfolio......................   7,924,875   1,433,699     (650,474)      783,225
U.S. Small Cap Value Portfolio.....................  12,236,584   3,147,530   (1,126,117)    2,021,413
U.S. Core Equity 1 Portfolio.......................  12,154,053   3,633,629     (527,830)    3,105,799
U.S. Core Equity 2 Portfolio.......................  13,623,645   4,571,134     (733,278)    3,837,856
U.S. Vector Equity Portfolio.......................   3,314,855   1,109,783     (268,893)      840,890
U.S. Small Cap Portfolio...........................  12,312,007   2,704,405     (854,165)    1,850,240
U.S. Micro Cap Portfolio...........................   4,511,348   1,640,528     (460,739)    1,179,789
DFA Real Estate Securities Portfolio...............   5,137,242   2,155,309     (136,261)    2,019,048
Large Cap International Portfolio..................   3,257,992     622,467     (345,320)      277,147
International Core Equity Portfolio................  16,792,596   2,413,138   (2,070,813)      342,325
International Small Company Portfolio..............   8,784,390   1,041,451     (290,390)      751,061
Japanese Small Company Portfolio...................     403,788      22,827           --        22,827
Asia Pacific Small Company Portfolio...............     253,534      (6,917)     (17,610)      (24,527)
United Kingdom Small Company Portfolio.............      24,121       6,372           --         6,372
Continental Small Company Portfolio................     272,653      39,190           --        39,190
DFA International Real Estate Securities Portfolio.   3,937,641     292,959     (127,613)      165,346
DFA Global Real Estate Securities Portfolio........   3,738,565     790,560      (26,143)      764,417
DFA International Small Cap Value Portfolio........  13,042,270   2,690,430   (1,780,703)      909,727
International Vector Equity Portfolio..............   1,871,359     287,763     (218,661)       69,102
World ex U.S. Value Portfolio......................     191,216       1,479       (8,388)       (6,909)
World ex U.S. Targeted Value Portfolio.............     239,322      26,468      (14,551)       11,917
World ex U.S. Core Equity Portfolio................   1,633,022     101,272     (147,434)      (46,162)
World Core Equity Portfolio........................     240,525          --       (7,480)       (7,480)
Selectively Hedged Global Equity Portfolio.........     259,557       8,454       (3,723)        4,731
Emerging Markets Portfolio.........................   3,881,440     584,430           --       584,430
Emerging Markets Small Cap Portfolio...............   5,274,686     (47,518)    (145,067)     (192,585)
Emerging Markets Value Portfolio...................  18,120,622    (169,390)  (2,347,291)   (2,516,681)
Emerging Markets Core Equity Portfolio.............  17,913,808   2,427,192   (3,030,582)     (603,390)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2016         Oct. 31, 2015
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     4,631      237  $    32,126     1,408
 Shares Issued in Lieu of Cash Distributions..........       1,907       95        1,658        78
 Shares Redeemed......................................     (11,180)    (572)      (7,954)     (357)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    (4,642)    (240) $    25,830     1,129
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    37,348    1,816  $    91,125     4,038
 Shares Issued in Lieu of Cash Distributions..........       7,229      363        4,855       231
 Shares Redeemed......................................     (21,257)  (1,072)     (35,030)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    23,320    1,107  $    60,950     2,706
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,152,012   59,573  $ 2,738,417   122,334
 Shares Issued in Lieu of Cash Distributions..........     314,281   15,727      299,961    14,250
 Shares Redeemed......................................    (680,557) (34,492)  (1,098,528)  (49,444)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   785,736   40,808  $ 1,939,850    87,140
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    12,755      614  $    30,224     1,180
 Shares Issued in Lieu of Cash Distributions..........       1,372       66        1,822        79
 Shares Redeemed......................................      (9,399)    (464)     (36,071)   (1,484)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     4,728      216  $    (4,025)     (225)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,857,426   90,417  $ 3,605,561   146,249
 Shares Issued in Lieu of Cash Distributions..........     226,337   10,981      330,322    14,260
 Shares Redeemed......................................  (1,830,342) (88,917)  (4,083,777) (163,185)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   253,421   12,481  $  (147,894)   (2,676)
                                                       ===========  =======  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion; however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2016, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA International Real Estate Securities Portfolio*

                                                                              Unrealized
                                                                                Foreign
Settlement Currency                                   Contract    Value at     Exchange
   Date    Amount**      Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ -------------- -------- -------------- -----------
 05/03/16    430    Mexican Peso       Citibank, N.A.   $ 25        $ 25           --
 05/03/16    112    New Zealand Dollar Citibank, N.A.     78          78           --
                                                        ----        ----         ----
                                                        $103        $103           --
                                                        ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $17 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

DFA International Small Cap Value Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement Currency                                                Contract    Value at     Exchange
   Date    Amount**      Currency             Counterparty          Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ --------------------------- -------- -------------- -----------
 05/03/16   3,367   Australian Dollar  Citibank, N.A.               $2,560      $2,559         $(1)
 05/02/16      13   Canadian Dollar    Citibank, N.A.                   10          10          --
 05/03/16   1,356   Canadian Dollar    State Street Bank and Trust   1,081       1,081          --
 05/03/16   2,122   Hong Kong Dollar   Citibank, N.A.                  274         274          --
 05/04/16   2,892   Hong Kong Dollar   Citibank, N.A.                  373         373          --
 05/03/16      91   New Zealand Dollar Citibank, N.A.                   64          64          --
                                                                    ------      ------         ---
                                                                    $4,362      $4,361         $(1)
                                                                    ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $731 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

World ex U.S. Targeted Value Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16     14    Canadian Dollar  Citibank, N.A.   $11         $11            --
 05/04/16    323    Hong Kong Dollar Citibank, N.A.    42          42            --
                                                      ---         ---          ----
                                                      $53         $53            --
                                                      ===         ===          ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $9 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

World ex U.S. Core Equity Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16      24   Canadian Dollar  Citibank, N.A.   $ 19        $ 19           --
 05/03/16   4,233   Hong Kong Dollar Citibank, N.A.    546         546           --
 05/04/16   1,954   Hong Kong Dollar Citibank, N.A.    252         252           --
 05/03/16     805   Mexican Peso     Citibank, N.A.     47          47           --
                                                      ----        ----         ----
                                                      $864        $864           --
                                                      ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $144 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Selectively Hedged Global Equity Portfolio*

                                                                                              Unrealized
                                                                                                Foreign
Settlement  Currency                                                 Contract     Value at     Exchange
   Date     Amount**       Currency            Counterparty           Amount   April 30, 2016 Gain (Loss)
---------- ----------  ---------------- ---------------------------- --------  -------------- -----------
 05/09/16     (11,889) Denmark Krone    Citibank, N.A.               $ (1,789)    $ (1,829)     $   (40)
 05/12/16     (20,740) Euro             UBS AG                        (23,638)     (23,754)        (116)
 05/10/16     (57,232) Hong Kong Dollar State Street Bank and Trust    (7,380)      (7,379)           1
 05/11/16  (2,185,496) Japanese Yen     JP Morgan                     (19,504)     (20,542)      (1,038)
 05/23/16     (22,578) Swedish Krona    UBS AG                         (2,797)      (2,814)         (17)

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                 Contract     Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount   April 30, 2016 Gain (Loss)
---------- -------- ----------------- ------------  --------  -------------- -----------
 05/06/16   (5,861) Swiss Franc                     $ (6,088)    $ (6,110)     $   (22)
 05/23/16  (10,622) UK Pound Sterling  JP Morgan     (15,323)     (15,522)        (199)
                                                    --------     --------      -------
                                                    $(76,519)    $(77,950)     $(1,431)
                                                    ========     ========      =======

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $108,092 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Emerging Markets Core Equity Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16   17,967  Hong Kong Dollar Citibank, N.A.  $2,316      $2,316          --
 05/04/16   33,687  Hong Kong Dollar Citibank, N.A.   4,342       4,343         $ 1
 05/03/16    7,110  Mexican Peso     Citibank, N.A.     413         413          --
                                                     ------      ------         ---
                                                     $7,071      $7,072         $ 1
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $1,179 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Additionally, Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                              Expiration Number of  Contract Unrealized     Cash
                               Description       Date    Contracts*  Value   Gain (Loss) Collateral
                             -------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large Company
  Portfolio................. S&P 500 Index(R)  06/16/16     391     $201,277   $18,023        --
                                                                    --------   -------      ----
                                                                    $201,277   $18,023        --
                                                                    ========   =======      ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $199,058 (amount in thousands).

                                            Expiration Number of  Contract Unrealized     Cash
                          Description          Date    Contracts*  Value   Gain (Loss) Collateral
                     -------------------    ---------- ---------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)  06/17/16     610     $62,803    $2,421      $2,745
                                                                  -------    ------      ------
                                                                  $62,803    $2,421      $2,745
                                                                  =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $39,506 (amount in thousands).

                                             Expiration Number of  Contract Unrealized     Cash
                           Description          Date    Contracts*  Value   Gain (Loss) Collateral
                      -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... Russell 2000 Index(R)   06/17/16      353    $ 39,804   $2,085      $1,954
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)  06/17/16    1,453     149,594    5,768       7,346
                                                                   --------   ------      ------
                                                                   $189,398   $7,853      $9,300
                                                                   ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $193,773 (amount in thousands).

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 1 Portfolio. S&P 500 Emini Index(R)  06/17/16     890     $91,630    $3,532      $4,005
                                                                           -------    ------      ------
                                                                           $91,630    $3,532      $4,005
                                                                           =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $57,536 (amount in thousands).

                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)  06/17/16    1,000    $102,955   $3,968      $4,500
                                                                 --------   ------      ------
                                                                 $102,955   $3,968      $4,500
                                                                 ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $64,632 (amount in thousands).

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Vector Equity Portfolio. S&P 500 Emini Index(R)  06/17/16     230     $23,680     $913       $1,035
                                                                           -------     ----       ------
                                                                           $23,680     $913       $1,035
                                                                           =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $14,927 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                          -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)   06/17/16     632     $ 71,264   $3,731      $1,609
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)  06/17/16     336       34,593    1,333       3,316
                                                                       --------   ------      ------
                                                                       $105,857   $5,064      $4,925
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $71,847 (amount in thousands).

                                                Expiration Number of  Contract Unrealized     Cash
                               Description         Date    Contracts*  Value   Gain (Loss) Collateral
                          ------------------    ---------- ---------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)  06/17/16     370     $41,721    $2,178      $1,998
                                                                      -------    ------      ------
                                                                      $41,721    $2,178      $1,998
                                                                      =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $38,777 (amount in thousands).

                                                   Expiration Number of  Contract Unrealized     Cash
                                 Description          Date    Contracts*  Value   Gain (Loss) Collateral
                            -------------------    ---------- ---------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)  06/17/16     645     $66,406    $1,535      $2,903
                                                                         -------    ------      ------
                                                                         $66,406    $1,535      $2,903
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $36,282 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                         --------------------    ---------- ---------- -------- ----------- ----------
Large Cap International
  Portfolio............. Mini MSCI EAFE Index(R)  06/17/16     148     $12,298     $408       $  531
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)   06/17/16     115      11,840      334          512
                                                                       -------     ----       ------
                                                                       $24,138     $742       $1,043
                                                                       =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $15,929 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)  06/17/16    1,269    $130,650   $1,194      $5,711
                                                                        --------   ------      ------
                                                                        $130,650   $1,194      $5,711
                                                                        ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $76,825 (amount in thousands).

                                                   Expiration Number of  Contract Unrealized     Cash
                                  Description         Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------    ---------- ---------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)  06/17/16     700     $78,932    $3,478      $3,780
                                                                         -------    ------      ------
                                                                         $78,932    $3,478      $3,780
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $42,641 (amount in thousands).

                                                      Expiration Number of  Contract Unrealized     Cash
                                    Description          Date    Contracts*  Value   Gain (Loss) Collateral
                               -------------------    ---------- ---------- -------- ----------- ----------
DFA International Real Estate
  Securities Portfolio........ S&P 500 Emini Index(R)  06/17/16     270     $27,798     $659       $1,215
                                                                            -------     ----       ------
                                                                            $27,798     $659       $1,215
                                                                            =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $16,905 (amount in thousands).

                                                    Expiration Number of  Contract Unrealized     Cash
                                  Description          Date    Contracts*  Value   Gain (Loss) Collateral
                             -------------------    ---------- ---------- -------- ----------- ----------
DFA International Small Cap
  Value Portfolio........... Russell 2000 Index(R)   06/17/16    1,002    $112,986   $5,334      $5,354
DFA International Small Cap
  Value Portfolio........... S&P 500 Emini Index(R)  06/17/16      150      15,443      366         732
                                                                          --------   ------      ------
                                                                          $128,429   $5,700      $6,086
                                                                          ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $85,704 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  06/17/16     114     $11,737     $351        $545
                                                                        -------     ----        ----
                                                                        $11,737     $351        $545
                                                                        =======     ====        ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $22,265 (amount in thousands).

                                              Expiration Number of  Contract Unrealized     Cash
                            Description          Date    Contracts*  Value   Gain (Loss) Collateral
                       -------------------    ---------- ---------- -------- ----------- ----------
Emerging Markets Core  Mini MSCI Emerging
  Equity Portfolio.... Markets Index(R)        06/17/16    2,779    $116,496   $6,278      $3,896
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)  06/17/16      572      58,890      244       1,970
                                                                    --------   ------      ------
                                                                    $175,386   $6,522      $5,866
                                                                    ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $94,325 (amount in thousands).

  Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
Enhanced U.S. Large Company Portfolio..............    $18,023           --   $18,023*
U.S. Targeted Value Portfolio......................      2,421           --     2,421*
U.S. Small Cap Value Portfolio.....................      7,853           --     7,853*
U.S. Core Equity 1 Portfolio.......................      3,532           --     3,532*
U.S. Core Equity 2 Portfolio.......................      3,968           --     3,968*
U.S. Vector Equity Portfolio.......................        913           --       913*
U.S. Small Cap Portfolio...........................      5,064           --     5,064*
U.S. Micro Cap Portfolio...........................      2,178           --     2,178*
DFA Real Estate Securities Portfolio...............      1,535           --     1,535*
Large Cap International Portfolio..................        742           --       742*
International Core Equity Portfolio................      1,194           --     1,194*
International Small Company Portfolio..............      3,478           --     3,478*
DFA International Real Estate Securities Portfolio.        659           --       659*
DFA International Small Cap Value Portfolio........      5,700           --     5,700*
Selectively Hedged Global Equity Portfolio.........        352      $     1       351*
Emerging Markets Core Equity Portfolio.............      6,523            1     6,522*

                                                       LIABILITY DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
DFA International Small Cap Value Portfolio........    $    (1)     $    (1)       --
Selectively Hedged Global Equity Portfolio.........     (1,432)      (1,432)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON DERIVATIVES
                                             ----------------------------------
                                                          FOREIGN
                                                         EXCHANGE     EQUITY
                                               TOTAL     CONTRACTS   CONTRACTS
                                              --------   ---------   ---------
      Enhanced U.S. Large Company Portfolio. $(17,276)      --       $(17,276)
      U.S. Targeted Value Portfolio.........    1,705       --          1,705

                                                    REALIZED GAIN (LOSS) ON DERIVATIVES
                                                    ----------------------------------
                                                                 FOREIGN
                                                                EXCHANGE     EQUITY
                                                     TOTAL      CONTRACTS   CONTRACTS
                                                     -------    ---------   ---------
U.S. Small Cap Value Portfolio..................... $22,223           --     $22,223
U.S. Core Equity 1 Portfolio.......................   3,994           --       3,994
U.S. Core Equity 2 Portfolio.......................   4,534           --       4,534
U.S. Vector Equity Portfolio.......................   1,179           --       1,179
U.S. Small Cap Portfolio...........................   3,279           --       3,279
U.S. Micro Cap Portfolio...........................  (1,164)          --      (1,164)
DFA Real Estate Securities Portfolio...............   2,614           --       2,614
Large Cap International Portfolio..................   1,001           --       1,001
International Core Equity Portfolio................  10,009           --      10,009
International Small Company Portfolio..............   5,936           --       5,936
DFA International Real Estate Securities Portfolio.   1,792           --       1,792
DFA International Small Cap Value Portfolio........  14,562           --      14,562
International Vector Equity Portfolio*.............     182           --         182
World ex U.S. Targeted Value Portfolio.............       1      $     1          --
World ex U.S. Core Equity Portfolio*...............    (629)          --        (629)
Selectively Hedged Global Equity Portfolio.........  (1,432)      (1,889)        457
Emerging Markets Core Equity Portfolio.............  10,674            2      10,672

                                                    CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                    --------------------------------
                                                                FOREIGN
                                                               EXCHANGE     EQUITY
                                                     TOTAL     CONTRACTS   CONTRACTS
                                                     -------   ---------   ---------
Enhanced U.S. Large Company Portfolio.............. $17,228          --     $17,228
U.S. Targeted Value Portfolio......................   2,421          --       2,421
U.S. Small Cap Value Portfolio.....................   7,853          --       7,853
U.S. Core Equity 1 Portfolio.......................   3,532          --       3,532
U.S. Core Equity 2 Portfolio.......................   3,968          --       3,968
U.S. Vector Equity Portfolio.......................     913          --         913
U.S. Small Cap Portfolio...........................   5,064          --       5,064
U.S. Micro Cap Portfolio...........................   2,178          --       2,178
DFA Real Estate Securities Portfolio...............   1,535          --       1,535
Large Cap International Portfolio..................     742          --         742
International Core Equity Portfolio................   1,194          --       1,194
International Small Company Portfolio..............   3,478          --       3,478
DFA International Real Estate Securities Portfolio.     659          --         659
DFA International Small Cap Value Portfolio........   5,699     $    (1)      5,700
Selectively Hedged Global Equity Portfolio.........  (1,832)     (1,431)       (401)
Emerging Markets Core Equity Portfolio.............   6,522          --       6,522

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                                                 GROSS AMOUNTS NOT                         GROSS AMOUNTS NOT
                                                                   OFFSET IN THE                             OFFSET IN THE
                                                                STATEMENTS OF ASSETS                      STATEMENTS OF ASSETS
                                                      GROSS       AND LIABILITIES               GROSS       AND LIABILITIES
                                                    AMOUNTS OF ----------------------        AMOUNTS OF  ----------------------
                                                    RECOGNIZED  FINANCIAL     CASH     NET   RECOGNIZED   FINANCIAL     CASH
                                                      ASSETS   INSTRUMENTS COLLATERAL AMOUNT LIABILITIES INSTRUMENTS COLLATERAL
DESCRIPTION                                            (A)         (B)      RECEIVED   (C)       (A)         (D)      PLEDGED
-----------                                         ---------- ----------- ---------- ------ ----------- ----------- ----------
                                                                     ASSETS                                 LIABILITIES
                                                    ---------------------------------------- ----------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --     $    1         --         --

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................    $ 1         $(1)        --       --      1,432        $(1)        --

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................      1          --         --      $ 1         --         --         --





                                                     NET
                                                    AMOUNT
DESCRIPTION                                          (E)
-----------                                         ------

                                                    -------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts......................... $    1

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................  1,431

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     1.01%       $ 2,730         23        $ 2       $  8,804
U.S. Targeted Value Portfolio..........     0.89%        11,611          2          1         19,633
U.S. Vector Equity Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap International Portfolio......     1.11%         1,307          2         --          1,627
International Core Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small Company Portfolio..     1.00%         3,790         13          1         18,387
DFA International Small Cap Value
  Portfolio............................     1.04%        31,688          8          7         61,254
International Vector Equity Portfolio..     1.11%         3,727         26          3          8,719
World ex U.S. Value Portfolio..........     1.04%           396         36         --          3,180
World ex U.S. Targeted Value Portfolio.     1.09%         2,834         45          4          7,642
World ex U.S. Core Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity Portfolio............     1.07%         1,199         14          1          4,841
Emerging Markets Core Equity Portfolio.     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                             REALIZED
        PORTFOLIO                        PURCHASES  SALES   GAIN (LOSS)
        ---------                        --------- -------- -----------
        U.S. Large Cap Equity Portfolio.  $10,314  $ 13,457   (1,828)
        U.S. Targeted Value Portfolio...   82,653   103,104   17,335
        U.S. Small Cap Value Portfolio..   22,074   152,687    1,187

                                                                   REALIZED
   PORTFOLIO                                    PURCHASES  SALES  GAIN (LOSS)
   ---------                                    --------- ------- -----------
   U.S. Core Equity 1 Portfolio................ $ 75,402  $25,488   (4,204)
   U.S. Core Equity 2 Portfolio................   71,763   24,273   (2,224)
   U.S. Vector Equity Portfolio................   11,468   13,038    3,752
   U.S. Small Cap Portfolio....................  103,725   15,714    5,298
   U.S. Micro Cap Portfolio....................   34,604   43,609   27,161
   DFA Real Estate Securities Portfolio........    3,382       --       --
   Large Cap International Portfolio...........       90       --       --
   International Core Equity Portfolio.........       --      204      110
   DFA International Small Cap Value Portfolio.    2,273      441   (8,736)
   International Vector Equity Portfolio.......       --       66       (1)
   World ex U.S. Core Equity Portfolio.........       19       --       --

K. SECURITIES LENDING:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  6,350
          U.S. Targeted Value Portfolio......................  329,340
          U.S. Small Cap Value Portfolio.....................  227,480
          U.S. Core Equity 1 Portfolio.......................  630,249
          U.S. Core Equity 2 Portfolio.......................  638,254
          U.S. Vector Equity Portfolio.......................  142,993
          U.S. Small Cap Portfolio...........................  278,111
          U.S. Micro Cap Portfolio...........................   87,962
          DFA Real Estate Securities Portfolio...............  151,829
          Large Cap International Portfolio..................    2,284
          International Core Equity Portfolio................   29,808
          DFA International Real Estate Securities Portfolio.    1,378
          DFA International Small Cap Value Portfolio........   16,899
          International Vector Equity Portfolio..............    3,256
          World ex U.S. Targeted Value Portfolio.............    1,068
          World ex U.S. Core Equity Portfolio................    8,217
          Emerging Markets Core Equity Portfolio.............  714,268

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2016
                                       ------------------------------------------------------------
                                       OVERNIGHT AND             BETWEEN
                                        CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                       -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Bonds................................ $   29,903,001    --         --         --    $   29,903,001
U.S. TARGETED VALUE PORTFOLIO
 Bonds................................    974,413,712    --         --         --       974,413,712
U.S. SMALL CAP VALUE PORTFOLIO
 Bonds................................  1,781,663,404    --         --         --     1,781,663,404
U.S. CORE EQUITY 1 PORTFOLIO
 Bonds................................  1,364,243,558    --         --         --     1,364,243,558
U.S. CORE EQUITY 2 PORTFOLIO
 Bonds................................  1,671,016,782    --         --         --     1,671,016,782
U.S. VECTOR EQUITY PORTFOLIO
 Bonds................................    454,852,818    --         --         --       454,852,818
U.S. SMALL CAP PORTFOLIO
 Bonds................................  2,251,360,585    --         --         --     2,251,360,585
U.S. MICRO CAP PORTFOLIO
 Bonds................................    745,832,439    --         --         --       745,832,439
DFA REAL ESTATE SECURITIES PORTFOLIO
 Bonds................................    214,476,243    --         --         --       214,476,243
LARGE CAP INTERNATIONAL PORTFOLIO
 Bonds................................    300,949,208    --         --         --       300,949,208
INTERNATIONAL CORE EQUITY PORTFOLIO
 Bonds................................  1,619,594,557    --         --         --     1,619,594,557
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
 Bonds................................    150,502,338    --         --         --       150,502,338
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Bonds................................     36,322,371    --         --         --        36,322,371
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Bonds................................  1,329,579,905    --         --         --     1,329,579,905
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Bonds................................    193,164,090    --         --         --       193,164,090

                                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF APRIL 30, 2016
                                     --------------------------------------------------------------
                                      OVERNIGHT AND             BETWEEN
                                       CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS      TOTAL
                                     --------------- -------- ------------ -------- ---------------
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
 Bonds.............................. $     5,601,103    --         --         --    $     5,601,103
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Bonds..............................     126,578,247    --         --         --        126,578,247
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
 Bonds..............................   1,167,917,912    --         --         --      1,167,917,912
                                     ---------------    --         --         --    ---------------
Total Borrowings.................... $14,417,972,273    --         --         --    $14,417,972,273
                                     ---------------    --         --         --    ---------------
Gross amount of recognized liabilities for securities lending transactions......... $14,417,972,273
                                                                                    ===============

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             76%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..      3             56%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares....      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares....      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares....      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares........      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares........      5             78%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares......................................................      4             81%

creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2016
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  989.60    0.33%    $1.63
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.22    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  41.9%
              Foreign Corporate............................  14.8%
              Foreign Government...........................   6.3%
              Government...................................  36.6%
              Supranational................................   0.4%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (63.3%)
AUSTRALIA -- (2.5%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,003,232
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,018,945
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   7,000   7,053,060
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   3,000   3,078,552
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,029,892
    2.250%, 07/30/18.............................   3,200   3,253,072
                                                          -----------
TOTAL AUSTRALIA..................................          30,473,071
                                                          -----------

CANADA -- (4.1%)
Bank of Montreal
    2.375%, 01/25/19.............................   1,550   1,582,117
Canadian National Railway Co.
    1.450%, 12/15/16.............................   1,000   1,003,658
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,014,400
    1.200%, 02/14/18.............................  15,000  15,004,920
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,209,349
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,099,974
    6.500%, 07/15/18.............................   1,000   1,100,363
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,027,310
                                                          -----------
TOTAL CANADA.............................................  50,042,091
                                                          -----------

FINLAND -- (1.2%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,010,005
                                                          -----------

FRANCE -- (1.7%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,215,338
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,952,554
Orange SA
    2.750%, 09/14/16.............................   4,000   4,025,192
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,127,400
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,045,035
                                                          -----------
TOTAL FRANCE.............................................  20,365,519
                                                          -----------

GERMANY -- (0.4%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,522,611
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18............................. $ 1,500 $ 1,538,696
                                                          -----------

JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,003,375
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................   8,000   8,014,416
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,687,980
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,003,265
                                                          -----------
TOTAL JAPAN..............................................  31,709,036
                                                          -----------

NETHERLANDS -- (2.9%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,061,280
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,819,768
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   4,530   4,611,091
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,566,901
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,509,660
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,216,033
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,053,788
                                                          -----------
TOTAL NETHERLANDS........................................  35,838,521
                                                          -----------

NORWAY -- (0.1%)
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,046,855
                                                          -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,109,322
    3.192%, 04/27/18.............................   4,800   4,942,334
                                                          -----------
TOTAL SPAIN..............................................   7,051,656
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   4,998,755
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (0.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................  $4,500 $ 4,525,133
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,146,433
    1.625%, 03/21/18.............................   5,000   5,022,335
                                                          -----------
TOTAL SWEDEN.............................................  10,693,901
                                                          -----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   4,000,476
Credit Suisse New York
    1.700%, 04/27/18.............................   2,000   1,998,716
UBS AG
    1.800%, 03/26/18.............................   6,900   6,926,855
                                                          -----------
TOTAL SWITZERLAND........................................  12,926,047
                                                          -----------

UNITED KINGDOM -- (3.0%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   7,048,899
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     711,024
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,033,995
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,191
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,037,360
    1.500%, 05/11/17.............................   5,500   5,531,157
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,033,145
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,012,305
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,969,730
    1.625%, 03/20/17.............................   1,000   1,003,783
    1.250%, 09/26/17.............................     750     748,451
                                                          -----------
TOTAL UNITED KINGDOM.............................          36,330,040
                                                          -----------

UNITED STATES -- (41.8%)
Actavis, Inc.
    1.875%, 10/01/17.............................  $7,500   7,521,405
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   3,000   3,009,420
    1.200%, 10/15/17.............................   5,000   5,019,930
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,463,881
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,655,596
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,526,005
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   2,533   2,582,155

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................  $5,000 $5,192,335
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000  1,004,358
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100  3,254,873
Apple, Inc.
    1.000%, 05/03/18.............................   5,000  4,999,105
Assurant, Inc.
    2.500%, 03/15/18.............................     203    203,208
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044  5,095,958
    1.400%, 12/01/17.............................   3,400  3,400,354
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650  5,621,128
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500  2,516,943
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200  1,206,551
    3.875%, 03/22/17.............................   3,600  3,679,690
    2.000%, 01/11/18.............................   1,000  1,004,666
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,018,397
BB&T Corp.
    1.450%, 01/12/18.............................   1,250  1,251,193
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500  1,504,736
    1.450%, 05/15/17.............................   2,000  2,003,700
    1.800%, 12/15/17.............................   6,340  6,373,710
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500  2,525,393
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600  2,600,962
    2.300%, 10/15/18.............................   2,000  2,039,620
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000  5,034,385
    1.700%, 03/15/18.............................   5,239  5,258,651
Caterpillar Financial Services Corp.
    7.050%, 10/01/18.............................   5,000  5,671,115
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883  1,883,000
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,634  2,870,220
Chevron Corp.
    1.718%, 06/24/18.............................   1,425  1,439,452
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  2,002,642
    2.050%, 12/07/18.............................   4,995  5,022,592
Comcast Corp.
    4.950%, 06/15/16.............................   1,700  1,708,503

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17............................. $ 7,147 $ 7,485,418
    1.900%, 01/25/18.............................   2,594   2,608,586
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,975,781
    1.500%, 05/15/18.............................   6,500   6,465,693
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,206,871
    5.950%, 03/15/17.............................   3,150   3,280,164
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,221,992
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,150,996
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   7,860   7,871,256
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,029,394
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,504
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,030,129
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,995,792
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   7,599   8,359,318
EMC Corp.
    1.875%, 06/01/18.............................   9,065   8,965,122
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   2,000   2,001,412
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,587,691
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,991,425
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,508,325
    5.000%, 05/15/18.............................   1,500   1,594,260
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,394,688
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,676,351
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,122,004
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,185,538
    5.950%, 01/18/18.............................   2,000   2,139,936
    2.900%, 07/19/18.............................   1,000   1,024,229
    7.500%, 02/15/19.............................   1,950   2,237,994
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,493,761
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,331,482

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $3,900 $3,865,403
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,673,319
Intel Corp.
    1.350%, 12/15/17.............................   4,825  4,857,511
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000  1,039,468
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    399,190
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475  3,507,092
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   8,750  8,834,647
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,005,933
    1.750%, 05/17/17.............................   3,000  3,030,036
KeyBank NA
    1.100%, 11/25/16.............................   2,000  2,001,754
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,219,050
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,038,460
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    686,352
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,982,528
McDonald's Corp.
    5.800%, 10/15/17.............................     900    960,245
    5.350%, 03/01/18.............................   2,000  2,151,712
    2.100%, 12/07/18.............................   2,000  2,042,156
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  6,003,144
Medtronic, Inc.
    1.375%, 04/01/18.............................     300    301,923
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000  2,242,574
    7.717%, 02/15/19.............................   1,389  1,608,733
Morgan Stanley
    4.750%, 03/22/17.............................   2,430  2,504,990
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,025,212
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200  6,199,547
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000  5,386,045
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,203,793
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,790,166
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,736,534
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,220  2,208,769

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Oracle Corp.
    1.200%, 10/15/17.............................  $3,500 $3,512,701
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900  1,909,308
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000  1,011,955
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500  7,094,711
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,093,500
PNC Bank NA
    1.500%, 02/23/18.............................   8,560  8,593,042
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298  3,635,626
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700  2,887,213
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   8,000  8,046,504
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000  4,027,104
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500  1,518,084
Santander Bank NA
    2.000%, 01/12/18.............................   4,500  4,482,013
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000  5,034,775
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000  2,998,251
    2.450%, 09/01/18.............................   2,700  2,754,011
Stryker Corp.
#   2.000%, 03/08/19.............................   5,000  5,066,075
Symantec Corp.
    2.750%, 06/15/17.............................   7,278  7,351,799
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   1,000  1,013,592
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047  2,134,593
    8.750%, 02/14/19.............................     790    932,311
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500  6,503,484
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149  4,225,786
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   7,500  7,539,330
US Bancorp
    1.650%, 05/15/17.............................   2,800  2,817,819
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000  5,265,430
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000  1,016,537
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   1,000  1,003,088
    1.500%, 09/17/18.............................   5,000  5,060,555

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      2.625%, 12/15/16............................. $  6,000 $    6,065,412
      1.500%, 01/16/18.............................      700        702,905
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,394,617
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      2,006,674
Whirpool Corp.
      1.650%, 11/01/17.............................    7,000      7,019,138
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,557,278
                                                             --------------
TOTAL UNITED STATES.........................................    512,904,451
                                                             --------------
TOTAL BONDS.................................................    775,451,255
                                                             --------------

AGENCY OBLIGATIONS -- (0.8%)
Federal Home Loan Bank
      2.250%, 09/08/17.............................   10,000     10,198,640
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (35.9%)
U.S. Treasury Notes
      0.875%, 02/28/17.............................  138,000    138,328,854
^^++  1.375%, 06/30/18.............................  154,000    155,900,976
      1.250%, 12/15/18.............................  144,000    145,395,072
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             439,624,902
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,225,274,797
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............       90          1,040
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,220,887,107).....................................  $1,225,275,837
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $   30,473,071   --    $   30,473,071
  Canada.................................         --     50,042,091   --        50,042,091
  Finland................................         --     15,010,005   --        15,010,005
  France.................................         --     20,365,519   --        20,365,519
  Germany................................         --      4,522,611   --         4,522,611
  Italy..................................         --      1,538,696   --         1,538,696
  Japan..................................         --     31,709,036   --        31,709,036
  Netherlands............................         --     35,838,521   --        35,838,521
  Norway.................................         --      1,046,855   --         1,046,855
  Spain..................................         --      7,051,656   --         7,051,656
  Supranational Organization Obligations.         --      4,998,755   --         4,998,755
  Sweden.................................         --     10,693,901   --        10,693,901
  Switzerland............................         --     12,926,047   --        12,926,047
  United Kingdom.........................         --     36,330,040   --        36,330,040
  United States..........................         --    512,904,451   --       512,904,451
Agency Obligations.......................         --     10,198,640   --        10,198,640
U.S. Treasury Obligations................         --    439,624,902   --       439,624,902
Securities Lending Collateral............         --          1,040   --             1,040
Swap Agreements**........................         --     18,294,800   --        18,294,800
Futures Contracts**...................... $3,043,005             --   --         3,043,005
                                          ---------- --------------   --    --------------
TOTAL.................................... $3,043,005 $1,243,570,637   --    $1,246,613,642
                                          ========== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1 of securities on loan).............................. $  1,225,275
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............            1
Cash...................................................................................      157,477
Receivables:
  Investment Securities Sold...........................................................          498
  Interest.............................................................................        6,689
  Fund Shares Sold.....................................................................        2,197
  Futures Margin Variation.............................................................          264
Unrealized Gain on Swap Contracts......................................................       18,504
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,410,974
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................            1
  Fund Shares Redeemed.................................................................        1,332
  Due to Advisor.......................................................................          325
Unrealized Loss on Swap Contracts......................................................          209
Accrued Expenses and Other Liabilities.................................................           71
                                                                                        ------------
     Total Liabilities.................................................................        1,938
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  240,808,743
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.85
                                                                                        ============
Investments at Cost.................................................................... $  1,220,886
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,400,789
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,057
Accumulated Net Realized Gain (Loss)...................................................      (19,531)
Net Unrealized Appreciation (Depreciation).............................................       25,721
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)


Investment Income
  Interest.......................................................................................... $  7,360
  Income from Securities Lending....................................................................       15
                                                                                                     --------
     Total Investment Income........................................................................    7,375
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    2,070
  Accounting & Transfer Agent Fees..................................................................       34
  Custodian Fees....................................................................................       23
  Filing Fees.......................................................................................       57
  Shareholders' Reports.............................................................................       36
  Directors'/Trustees' Fees & Expenses..............................................................        5
  Professional Fees.................................................................................       14
  Other.............................................................................................       18
                                                                                                     --------
     Total Expenses.................................................................................    2,257
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (372)
  Fees Paid Indirectly (Note C).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    1,881
                                                                                                     --------
  Net Investment Income (Loss)......................................................................    5,494
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................     (878)
    Futures.........................................................................................    4,904
    Swap Contracts..................................................................................  (23,557)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................    4,609
    Futures.........................................................................................    4,176
    Swap Contracts..................................................................................   19,659
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................    8,913
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 14,407
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    5,494  $    9,267
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       (878)     (8,732)
    Futures............................................................................      4,904     (17,337)
    Swap Contracts.....................................................................    (23,557)   (339,100)
    Foreign Currency Transactions......................................................         --       5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      4,609       4,896
    Futures............................................................................      4,176          84
    Swap Contracts.....................................................................     19,659      11,136
    Translation of Foreign Currency Denominated Amounts................................         --      (1,816)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     14,407    (335,803)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (3,335)     (9,071)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --         (14)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (155)       (889)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (3,490)     (9,974)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    611,658   1,078,341
  Shares Issued in Lieu of Cash Distributions..........................................      3,397       9,738
  Shares Redeemed......................................................................   (424,007)   (729,422)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,048     358,657
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................    201,965      12,880
Net Assets
  Beginning of Period..................................................................  1,207,071   1,194,191
                                                                                        ----------  ----------
  End of Period........................................................................ $1,409,036  $1,207,071
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................    115,468     159,948
  Shares Issued in Lieu of Cash Distributions..........................................        637       1,339
  Shares Redeemed......................................................................    (78,719)   (107,182)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     37,386      54,105
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    2,057  $     (102)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           DFA COMMODITY STRATEGY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                     SIX MONTHS        YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2016           2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.93      $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.09)          (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   --------   --------
   Total from Investment Operations...............      (0.06)          (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.02)          (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --           (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   --------   --------
   Total Distributions............................      (0.02)          (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.85      $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ========   ========
Total Return......................................      (1.04)%(D)     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,409,036      $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.40%(E)        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.97%(E)        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         72%(D)         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                   ----------
                                                       PERIOD
                                                      NOV. 9,
                                                     2010(A) TO
                                                      OCT. 31,
                                                        2011
-------------------------------------------------------------------

Net Asset Value, Beginning of Period..............  $  10.00
                                                    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.27)
                                                    --------
   Total from Investment Operations...............     (0.20)
-------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.03)
 Net Realized Gains...............................        --
                                                    --------
   Total Distributions............................     (0.03)
-------------------------------------------------------------------
Net Asset Value, End of Period....................  $   9.77
=================================================  ==========
Total Return......................................     (2.02)%(D)
-------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $230,781
Ratio of Expenses to Average Net Assets...........      0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................      0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      0.64%(C)(E)
Portfolio Turnover Rate...........................        50%(D)
-------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2016, the Portfolio held a $318,419,034 investment in the Subsidiary, representing 22.57% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2016, approximately $372 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $12

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $683,661  $554,032 $112,807  $648,086

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.       --            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.       --           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,220,887    $4,772       $(384)        $4,388

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  07/29/16       72    $ 3,462    $   28
     CBT Wheat Futures..........  07/14/16       47      1,148        18
     Coffee 'C' Futures.........  07/19/16       17        775       (22)
     Copper Futures.............  07/27/16       48      2,740       149
     Corn Futures...............  07/14/16      137      2,683       191
     Cotton No.2 Futures........  07/07/16       16        510        33
     Gasoline RBOB Futures......  06/30/16       25      1,689       202
     Gold 100 oz Futures........  08/29/16       34      4,395        (7)
     KCB Wheat Futures..........  07/14/16       17        407        (3)
     LME Nickel Futures.........  05/16/16       83      4,690       436
     LME Nickel Futures.........  07/18/16       51      2,889       300
     LME Nickel Futures.........  07/18/16      (36)    (2,040)      (59)
     LME Nickel Futures.........  05/16/16      (83)    (4,690)     (514)
     LME Prime Aluminum Futures.  05/18/16      225      9,416       772
     LME Prime Aluminum Futures.  07/18/16      141      5,928       554
     LME Prime Aluminum Futures.  07/18/16     (100)    (4,204)     (113)
     LME Prime Aluminum Futures.  05/18/16     (225)    (9,415)     (884)
     LME Zinc Futures...........  05/16/16      119      5,754       708
     LME Zinc Futures...........  07/18/16       75      3,636       223
     LME Zinc Futures...........  07/18/16      (53)    (2,569)      (79)
     LME Zinc Futures...........  05/16/16     (119)    (5,754)     (544)
     Lean Hogs Futures..........  07/15/16       28        916         9
     Live Cattle Futures........  08/31/16       22        989        (5)
     NY Harbor ULSD Futures.....  06/30/16       27      1,581       253
     Natural Gas Futures........  06/28/16      122      2,833       152
     Silver Futures.............  07/27/16       20      1,782       247
     Soybean Futures............  07/14/16       44      2,265       221
     Soybean Meal Futures.......  07/14/16       35      1,172       197
     Soybean Oil Futures........  07/14/16       52      1,034       (51)
     Sugar #11 Futures..........  06/30/16       74      1,353       111
     WTI Crude Futures..........  06/21/16       70      3,268       520
                                                       -------    ------
                                                       $38,643    $3,043
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016 the Subsidiary's average notional contract amount of outstanding futures contracts was $78,920 (in thousands).

   At April 30, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                  Unrealized
                        Commodity Expiration          Notional   Appreciation
 Counterparty           Exposure     Date    Currency Amount*   (Depreciation)
 ------------           --------- ---------- -------- --------  --------------
 Bank of America Corp..   Index**  07/05/16    USD    (146,848)     $2,041
 Bank of America Corp..   Index**  07/05/16    USD     (97,507)      1,231
 Bank of America Corp..   Index**  07/06/16    USD     (40,000)        569
 Citibank, N.A.........   Index**  07/05/16    USD    (148,217)      2,060
 Citibank, N.A.........   Index**  07/05/16    USD     (98,416)      1,242

                                                                              UNREALIZED
                                 COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                     EXPOSURE     DATE    CURRENCY   AMOUNT*    (DEPRECIATION)
------------                     --------- ---------- -------- -----------  --------------
Credit Suisse...................   Index**  05/31/16    USD    $  (130,639)    $ 1,858
Credit Suisse...................   Index**  06/03/16    USD       (130,066)      1,689
Deutsche Bank AG, London Branch.   Index**  05/31/16    USD       (130,309)      1,855
Deutsche Bank AG, London Branch.   Index**  06/03/16    USD       (129,739)      1,683
UBS AG..........................   Index**  08/03/16    USD       (198,978)      2,832
UBS AG..........................   Index**  08/03/16    USD        (95,000)      1,235
                                                               -----------     -------
                                                               $(1,345,719)    $18,295
                                                               ===========     =======

* During the six months ended April 30, 2016 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures
   Contracts                 Margin Variation

 Commodity Swap Contracts  Unrealized Gain on Swap
                             Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $23,829      $ 5,325*    18,504

                                               LIABILITY DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $(2,491)     $(2,282)*  $  (209)

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $(18,653)    $4,904     $(23,557)

                                                  CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION)
                                                     ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $ 23,835     $4,176     $ 19,659

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                               GROSS AMOUNTS NOT                          GROSS AMOUNTS NOT
                                                 OFFSET IN THE                              OFFSET IN THE
                                              STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
                                    GROSS       AND LIABILITIES                GROSS       AND LIABILITIES
-                                 AMOUNTS OF ----------------------         AMOUNTS OF  ----------------------
                                  RECOGNIZED  FINANCIAL     CASH     NET    RECOGNIZED   FINANCIAL     CASH     NET
                                    ASSETS   INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                          (A)         (B)      RECEIVED   (C)        (A)         (D)      PLEDGED    (E)
-----------                       ---------- ----------- ---------- ------- ----------- ----------- ---------- ------
                                                   ASSETS                                  LIABILITIES
                                  ----------------------------------------- -----------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Swap Contracts...................  $18,504       --          --     $18,504    $209         --          --      $209

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                      AS OF APRIL 30, 2016
                                                       ---------------------------------------------------
                                                       OVERNIGHT AND            BETWEEN
                                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                                       ------------- -------- ------------ -------- ------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds................................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Total Borrowings......................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Gross amount of recognized liabilities for securities
  lending transactions................................                                              $1,040
                                                                                                    ======

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2016, 3 shareholders held 71% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2016
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  959.30    0.68%    $3.31
   Institutional Class Shares......... $1,000.00 $  961.10    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.48    0.68%    $3.42
   Institutional Class Shares......... $1,000.00 $1,022.73    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/15  04/30/16    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,004.60    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.47    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   7.3%
              Financials...................................  13.2%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  19.6%
              Materials....................................   3.0%
              Real Estate Investment Trusts................   2.9%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,731,660,448
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,928,294,655)........................................ $6,731,660,448
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (12.3%)
 *   Amazon.com, Inc...................   129,439 $ 85,376,670            1.4%
     Comcast Corp. Class A.............   815,661   49,559,562            0.8%
     Home Depot, Inc. (The)............   425,064   56,911,819            0.9%
     McDonald's Corp...................   302,269   38,234,006            0.6%
     Starbucks Corp....................   495,541   27,864,270            0.5%
     Walt Disney Co. (The).............   503,234   51,963,943            0.9%
     Other Securities..................            476,959,456            7.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            786,869,726           13.0%
                                                  ------------           -----
 Consumer Staples -- (9.7%)
     Altria Group, Inc.................   656,408   41,163,346            0.7%
     Coca-Cola Co. (The)............... 1,306,340   58,524,032            1.0%
     CVS Health Corp...................   368,275   37,011,637            0.6%
     PepsiCo, Inc......................   484,583   49,892,666            0.8%
     Philip Morris International, Inc..   519,427   50,966,177            0.8%
     Procter & Gamble Co. (The)........   889,288   71,249,755            1.2%
     Wal-Mart Stores, Inc..............   525,992   35,173,085            0.6%
     Other Securities..................            273,016,435            4.5%
                                                  ------------           -----
 Total Consumer Staples................            616,997,133           10.2%
                                                  ------------           -----
 Energy -- (6.9%)
     Chevron Corp......................   631,339   64,510,219            1.1%
     Exxon Mobil Corp.................. 1,392,235  123,073,574            2.0%
     Schlumberger, Ltd.................   466,142   37,449,848            0.6%
     Other Securities..................            216,438,511            3.6%
                                                  ------------           -----
 Total Energy..........................            441,472,152            7.3%
                                                  ------------           -----
 Financials -- (12.5%)
     Bank of America Corp.............. 3,461,725   50,402,716            0.8%
 *   Berkshire Hathaway, Inc. Class B..   628,118   91,378,607            1.5%
     Citigroup, Inc....................   988,374   45,741,949            0.8%
     JPMorgan Chase & Co............... 1,230,477   77,766,146            1.3%
     Wells Fargo & Co.................. 1,548,816   77,409,824            1.3%
     Other Securities..................            453,965,538            7.5%
                                                  ------------           -----
 Total Financials......................            796,664,780           13.2%
                                                  ------------           -----
 Health Care -- (13.9%)
     AbbVie, Inc.......................   540,177   32,950,797            0.5%
 *   Allergan P.L.C....................   132,321   28,655,436            0.5%
     Amgen, Inc........................   252,143   39,914,237            0.7%
     Bristol-Myers Squibb Co...........   559,695   40,398,785            0.7%
 *   Celgene Corp......................   262,058   27,099,418            0.5%
     Gilead Sciences, Inc..............   458,243   40,421,615            0.7%
     Johnson & Johnson.................   925,090  103,684,087            1.7%
     Medtronic P.L.C...................   471,422   37,313,051            0.6%
     Merck & Co., Inc..................   930,421   51,024,288            0.8%
     Pfizer, Inc....................... 2,027,673   66,325,184            1.1%
     UnitedHealth Group, Inc...........   318,719   41,968,918            0.7%
     Other Securities..................            372,853,700            6.1%
                                                  ------------           -----
 Total Health Care.....................            882,609,516           14.6%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                                                      of Net
                                                            Shares       Value+      Assets**
                                                            ------       ------     ----------
Industrials -- (9.7%)
      3M Co..............................................    202,842 $   33,951,694       0.6%
#     Boeing Co. (The)...................................    208,782     28,143,814       0.5%
      General Electric Co................................  3,128,138     96,190,243       1.6%
      Honeywell International, Inc.......................    257,920     29,472,518       0.5%
      United Technologies Corp...........................    260,789     27,218,548       0.4%
      Other Securities...................................               400,128,006       6.6%
                                                                     --------------     ------
Total Industrials........................................               615,104,823      10.2%
                                                                     --------------     ------
Information Technology -- (18.6%)
*     Alphabet, Inc. Class A.............................     98,089     69,435,241       1.1%
*     Alphabet, Inc. Class C.............................     99,626     69,041,814       1.1%
      Apple, Inc.........................................  1,858,852    174,248,786       2.9%
      Cisco Systems, Inc.................................  1,687,047     46,376,922       0.8%
*     Facebook, Inc. Class A.............................    769,391     90,464,994       1.5%
      Intel Corp.........................................  1,583,747     47,955,859       0.8%
      International Business Machines Corp...............    296,369     43,252,092       0.7%
      MasterCard, Inc. Class A...........................    328,729     31,883,426       0.5%
      Microsoft Corp.....................................  2,651,638    132,237,187       2.2%
      Oracle Corp........................................  1,056,362     42,106,589       0.7%
#     Visa, Inc. Class A.................................    643,399     49,696,139       0.8%
      Other Securities...................................               388,972,551       6.5%
                                                                     --------------     ------
Total Information Technology.............................             1,185,671,600      19.6%
                                                                     --------------     ------
Materials -- (2.8%)
      Other Securities...................................               178,675,969       3.0%
                                                                     --------------     ------
Real Estate Investment Trusts -- (2.8%)
      Other Securities...................................               175,967,228       2.9%
                                                                     --------------     ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................  2,062,227     80,055,652       1.3%
      Verizon Communications, Inc........................  1,365,778     69,572,731       1.2%
      Other Securities...................................                12,889,997       0.2%
                                                                     --------------     ------
Total Telecommunication Services.........................               162,518,380       2.7%
                                                                     --------------     ------
Utilities -- (3.2%)
      Other Securities...................................               202,359,209       3.4%
                                                                     --------------     ------
TOTAL COMMON STOCKS......................................             6,044,910,516     100.1%
                                                                     --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.455%. 12,865,737     12,865,737       0.2%
                                                                     --------------     ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 26,874,784    310,941,247       5.2%
                                                                     --------------     ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,466,520,104)................................              $6,368,717,500     105.5%
                                                                     ==============     ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  786,869,726           --   --    $  786,869,726
  Consumer Staples..............    616,997,133           --   --       616,997,133
  Energy........................    441,472,152           --   --       441,472,152
  Financials....................    796,664,780           --   --       796,664,780
  Health Care...................    882,609,516           --   --       882,609,516
  Industrials...................    615,104,823           --   --       615,104,823
  Information Technology........  1,185,671,600           --   --     1,185,671,600
  Materials.....................    178,675,969           --   --       178,675,969
  Real Estate Investment Trusts.    175,967,228           --   --       175,967,228
  Telecommunication Services....    162,518,380           --   --       162,518,380
  Utilities.....................    202,359,209           --   --       202,359,209
Temporary Cash Investments......     12,865,737           --   --        12,865,737
Securities Lending Collateral...             -- $310,941,247   --       310,941,247
                                 -------------- ------------   --    --------------
TOTAL........................... $6,057,776,253 $310,941,247   --    $6,368,717,500
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,731,660            --
Investments at Value (including $0 and $591,268 of securities on loan, respectively)......             --  $  6,044,911
Temporary Cash Investments at Value & Cost................................................             --        12,866
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       310,941
Segregated Cash for Futures Contracts.....................................................             --           797
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         6,341
  Securities Lending Income...............................................................             --            73
  Fund Shares Sold........................................................................          6,390         8,228
Prepaid Expenses and Other Assets.........................................................            105            65
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,738,155     6,384,222
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian........................................................................             --           208
  Upon Return of Securities Loaned........................................................             --       310,941
  Fund Shares Redeemed....................................................................          5,718        33,042
  Due to Advisor..........................................................................          1,081           259
  Futures Margin Variation................................................................             --           122
Accrued Expenses and Other Liabilities....................................................            346           583
     Total Liabilities....................................................................          7,145       345,155
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,741 and $0 and shares outstanding of
 672,221 and 0, respectively.............................................................. $        15.98           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,720,269 and $6,039,067 and shares
 outstanding of 418,694,255 and 373,939,160, respectively................................. $        16.05  $      16.15
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    6,928,295  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,142,713
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    7,345,226  $  3,316,733
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         42,474         1,672
Accumulated Net Realized Gain (Loss)......................................................       (461,173)     (181,536)
Net Unrealized Foreign Exchange Gain (Loss)...............................................          1,118            --
Net Unrealized Appreciation (Depreciation)................................................       (196,635)    2,902,198
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA
                                                                                   INTERNATIONAL U.S. LARGE
                                                                                       VALUE      COMPANY
                                                                                    PORTFOLIO*   PORTFOLIO
                                                                                   ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $9,609 and $0, respectively)......   $ 108,949         --
    Income from Securities Lending................................................       3,845         --
    Expenses Allocated from Affiliated Investment Company.........................      (7,014)        --
                                                                                     ---------    -------
     Total Net Investment Income Received from Affiliated Investment Companies....     105,780         --
                                                                                     ---------    -------
FUND INVESTMENT INCOME
  Dividends.......................................................................          --    $67,739
  Income from Securities Lending..................................................          --        458
                                                                                     ---------    -------
     Total Investment Income......................................................          --     68,197
                                                                                     ---------    -------
EXPENSES
  Investment Management Fees......................................................      12,716      1,742
  Accounting & Transfer Agent Fees................................................          22        164
  S&P 500(R) Fees.................................................................          --         51
  Custodian Fees..................................................................          --         42
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................          12         --
  Filing Fees.....................................................................          77         49
  Shareholders' Reports...........................................................         124         60
  Directors'/Trustees' Fees & Expenses............................................          27         24
  Professional Fees...............................................................           8        183
  Other...........................................................................          26        124
                                                                                     ---------    -------
     Total Expenses...............................................................      13,012      2,439
                                                                                     ---------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................      (6,358)      (101)
                                                                                     ---------    -------
  Net Expenses....................................................................       6,654      2,338
                                                                                     ---------    -------
  NET INVESTMENT INCOME (LOSS)....................................................      99,126     65,859
                                                                                     ---------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................    (161,239)    (3,559)
    Futures.......................................................................       3,280     (5,798)
    Foreign Currency Transactions.................................................       1,775         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    (179,422)    10,544
    Futures.......................................................................         897       (258)
    Translation of Foreign Currency Denominated Amounts...........................       1,311         --
                                                                                     ---------    -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................    (333,398)       929
                                                                                     ---------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................   $(234,272)   $66,788
                                                                                     =========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  -----------------------
                                                                 SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                                    ENDED        ENDED        ENDED       ENDED
                                                                  APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2016          2015        2016         2015
                                                                 -----------  -----------  ----------- -----------
                                                                 (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $    99,126  $   218,094  $   65,859  $   116,432
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................    (161,239)     185,379      (3,559)     174,452
   Futures......................................................       3,280           --      (5,798)       2,961
   Foreign Currency Transactions................................       1,775       (4,394)         --           --
   In-Kind Redemptions..........................................          --           --          --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................    (179,422)    (768,572)     10,544      (67,093)
   Futures......................................................         897           --        (258)      (2,353)
   Translation of Foreign Currency Denominated Amounts..........       1,311          490          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (234,272)    (369,003)     66,788      295,274
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................................        (149)        (293)         --           --
   Institutional Class Shares...................................     (84,429)    (210,745)    (74,830)    (110,940)
  Net Long-Term Gains:
   Institutional Class Shares...................................          --           --     (47,852)          --
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (84,578)    (211,038)   (122,682)    (110,940)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,332,117    1,877,719     975,352    1,080,396
  Shares Issued in Lieu of Cash Distributions...................      82,182      204,539     106,494       95,812
  Shares Redeemed...............................................  (1,170,324)  (1,698,746)   (797,628)  (1,218,173)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     243,975      383,512     284,218      (41,965)
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     (74,875)    (196,529)    228,324      142,369
NET ASSETS
  Beginning of Period...........................................   6,805,885    7,002,414   5,810,743    5,668,374
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $ 6,731,010  $ 6,805,885  $6,039,067  $ 5,810,743
                                                                 ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      88,020      105,639      63,770       66,846
  Shares Issued in Lieu of Cash Distributions...................       5,209       11,317       6,651        6,038
  Shares Redeemed...............................................     (76,002)     (93,840)    (50,290)     (74,737)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed....      17,227       23,116      20,131       (1,853)
                                                                 ===========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $    42,474  $    27,926  $    1,672  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     DFA International Value Portfolio-Class R2 Shares
                                               ------------------------------------------------------------
                                               Six Months       Year      Year      Year     Year     Year
                                                  Ended        Ended     Ended     Ended    Ended    Ended
                                                April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                  2016          2015      2014      2013     2012     2011
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 16.93      $ 18.48   $ 19.46    $15.72   $15.83   $17.82
                                                 -------      -------   -------    ------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.22         0.51      0.74      0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     (0.93)       (1.55)    (0.93)     3.77    (0.13)   (2.00)
                                                 -------      -------   -------    ------   ------   ------
   Total from Investment Operations...........     (0.71)       (1.04)    (0.19)     4.26     0.38    (1.47)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
                                                 -------      -------   -------    ------   ------   ------
   Total Distributions........................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 15.98      $ 16.93   $ 18.48    $19.46   $15.72   $15.83
============================================== ===========    ========  ========  ======== ======== ========
Total Return..................................     (4.07)%(D)   (5.78)%   (1.21)%   27.61%    2.70%   (8.53)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,741      $10,404   $11,200    $5,517   $6,407   $6,102
Ratio of Expenses to Average Net Assets(B)....      0.68%(E)     0.68%     0.68%     0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................      0.88%(E)     0.73%     0.68%     0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.86%(E)     2.81%     3.79%     2.84%    3.33%    2.97%
--------------------------------------------------------------------------------------------------------------

                                                        DFA International Value Portfolio-Institutional Class Shares
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year         Year
                                                    Ended         Ended        Ended       Ended       Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                    2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $    16.92      $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                               ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.24            0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.90)          (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations...........      (0.66)          (1.00)       (0.14)        4.30        0.42       (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions........................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    16.05      $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
============================================== ===========     ==========   ==========   ==========  ==========  ==========
Total Return..................................      (3.89)%(D)      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $6,720,269      $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets(B)....       0.43%(E)        0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................       0.63%(E)        0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.12%(E)        3.10%        4.29%        3.00%       3.54%       3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Company Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2016          2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    16.42     $    15.94  $    13.87  $    11.15  $     9.90
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.18           0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.10)          0.47        2.07        2.71        1.25
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.08           0.80        2.36        2.98        1.47
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.21)         (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains.........................................      (0.14)            --          --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.35)         (0.32)      (0.29)      (0.26)      (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.15     $    16.42  $    15.94  $    13.87  $    11.15
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       0.46%(D)       5.09%      17.17%      27.10%      15.02%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,039,067     $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets.....................       0.08%(E)       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%(E)       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.27%(E)       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate.....................................          6%(D)          2%          3%          3%          4%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2011
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.34
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.56
                                                             ----------
   Total from Investment Operations.........................       0.75
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.19)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.90
===========================================================  ==========
Total Return................................................       8.09%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.95%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
Institutional Class Shares               Amount   Expenses Assumed     Recovery
--------------------------             ---------- ---------------- -----------------
DFA International Value Portfolio (1).    0.40%          --                --
U.S. Large Company Portfolio (2)......    0.08%          --              $977
Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $228
                    U.S. Large Company Portfolio......  279

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $664,149  $376,387

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                          ----------------------
                                                   2016           TOTAL
                                          ---------------------- --------
       DFA International Value Portfolio.        $303,109        $303,109
       U.S. Large Company Portfolio......              --              --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,936,263          --   $(204,603)    $ (204,603)
U.S. Large Company Portfolio......  3,638,439  $2,822,229     (91,950)     2,730,279

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2016         OCT. 31, 2015
                                                       --------------------  --------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,729      113  $     3,876      214
 Shares Issued in Lieu of Cash Distributions..........         149       10          293       16
 Shares Redeemed......................................      (1,014)     (66)      (4,082)    (221)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       864       57  $        87        9
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,330,388   87,907  $ 1,873,843  105,425
 Shares Issued in Lieu of Cash Distributions..........      82,033    5,199      204,246   11,301
 Shares Redeemed......................................  (1,169,310) (75,936)  (1,694,664) (93,619)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   243,111   17,170  $   383,425   23,107
                                                       ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

  DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
  ---------------   --------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                      Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $(5,798)           $(5,798)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION)
                                                ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $  (258)           $  (258)

* During the six months ended April 30, 2016, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $25,696 (in thousands).

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.06%       $44,297         22        $30       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $290,135 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Bonds.......................... $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Total Borrowings................ $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Gross amount of recognized liabilities for securities lending transactions... $310,941,247
                                                                              ============

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      3             92%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return                  $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,008.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,094.70    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $  952.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,042.40    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,202.90    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,018.90    0.16%    $0.80
Hypothetical 5% Annual Return........... $1,000.00 $1,024.07    0.16%    $0.81

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,048.20    0.27%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.52    0.27%    $1.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  20.5%
              Consumer Staples.............................  10.3%
              Energy.......................................   1.0%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  28.4%
              Information Technology.......................  11.8%
              Materials....................................  11.7%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  27.0%
              Consumer Staples.............................   5.6%
              Energy.......................................   2.5%
              Financials...................................  16.3%
              Health Care..................................   7.8%
              Industrials..................................  15.0%
              Information Technology.......................   5.4%
              Materials....................................  13.5%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.6%
              Financials...................................  15.7%
              Health Care..................................   3.0%
              Industrials..................................  25.8%
              Information Technology.......................   9.7%
              Materials....................................   7.9%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.0%
              Energy.......................................   2.7%
              Financials...................................  18.2%
              Health Care..................................   9.5%
              Industrials..................................  26.9%
              Information Technology.......................   8.9%
              Materials....................................  10.4%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.2%
              Energy.......................................  21.0%
              Financials...................................   8.8%
              Health Care..................................   1.6%
              Industrials..................................  12.7%
              Information Technology.......................   4.2%
              Materials....................................  30.0%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   7.5%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................  10.1%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.3%
              Financials...................................  25.4%
              Health Care..................................   3.1%
              Industrials..................................   7.9%
              Information Technology.......................  18.0%
              Materials....................................   8.4%
              Telecommunication Services...................   6.3%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.0%
              Consumer Staples.............................   8.5%
              Energy.......................................   1.5%
              Financials...................................  16.2%
              Health Care..................................   6.4%
              Industrials..................................  15.7%
              Information Technology.......................  14.5%
              Materials....................................  13.9%
              Telecommunication Services...................   1.0%
              Utilities....................................   5.3%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd........................... 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd..................... 3,159,294   67,640,474            0.7%
    Other Securities............................            385,127,473            4.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            599,370,783            6.5%
                                                           ------------            ----
AUSTRIA -- (0.1%)
    Other Securities............................              8,597,516            0.1%
                                                           ------------            ----
BELGIUM -- (1.4%)
    Other Securities............................            135,894,454            1.5%
                                                           ------------            ----
CANADA -- (8.0%)
    Bank of Montreal............................ 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd.(136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp..................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc.......................... 3,920,306  115,075,227            1.3%
    Other Securities............................            411,534,370            4.5%
                                                           ------------            ----
TOTAL CANADA....................................            779,188,085            8.5%
                                                           ------------            ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S.....................   766,236   54,848,737            0.6%
    Other Securities............................            103,831,510            1.1%
                                                           ------------            ----
TOTAL DENMARK...................................            158,680,247            1.7%
                                                           ------------            ----
FINLAND -- (0.6%)
    Other Securities............................             59,849,749            0.7%
                                                           ------------            ----
FRANCE -- (8.5%)
#   AXA SA...................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA.............................. 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain......................... 1,789,605   82,004,233            0.9%
#   Engie SA.................................... 3,727,183   61,474,073            0.7%
    Orange SA................................... 4,969,645   82,565,290            0.9%
    Renault SA..................................   637,211   61,483,066            0.7%
    Societe Generale SA......................... 1,935,625   76,161,346            0.8%
    Total SA.................................... 3,839,334  194,043,000            2.1%
    Other Securities............................            164,835,925            1.7%
                                                           ------------            ----
TOTAL FRANCE....................................            830,799,071            9.0%
                                                           ------------            ----
GERMANY -- (7.1%)
    Allianz SE..................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG.................   972,382   89,958,516            1.0%
    Daimler AG.................................. 2,326,914  162,131,549            1.8%
    E.ON SE..................................... 7,340,371   76,076,858            0.8%
    Other Securities............................            236,901,880            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            689,391,097            7.5%
                                                           ------------            ----
HONG KONG -- (2.2%)
    Other Securities............................            216,550,227            2.4%
                                                           ------------            ----
IRELAND -- (0.3%)
    Other Securities............................             25,545,280            0.3%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   33,961,734            0.4%
                                                      --------------           -----
ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----
JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----
NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----
NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----
PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----
SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----
SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN                                              279,204,868            3.0%
                                                      --------------           -----
SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----
SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%
    Zurich Insurance Group AG.............    343,651     77,109,860            0.8%
    Other Securities......................               276,633,468            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               779,266,583            8.5%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571 $   50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   304,000 $ 11,334,508            0.4%
#   Autobacs Seven Co., Ltd.....................   398,500    6,875,441            0.3%
    Calsonic Kansei Corp........................ 1,015,000    6,932,572            0.3%
#   Daiichikosho Co., Ltd.......................   189,100    7,927,406            0.3%
#   Nifco, Inc..................................   287,200   13,709,068            0.5%
    Seria Co., Ltd..............................   118,300    6,954,448            0.3%
    Shimachu Co., Ltd...........................   297,200    6,916,991            0.3%
#   Wacoal Holdings Corp........................   675,000    8,138,686            0.3%
    Zensho Holdings Co., Ltd....................   604,300    7,683,585            0.3%
    Other Securities............................            453,974,021           17.3%
                                                           ------------           -----
Total Consumer Discretionary....................            530,446,726           20.3%
                                                           ------------           -----
Consumer Staples -- (9.2%)
    Nichirei Corp............................... 1,501,000   13,065,011            0.5%
    Nippon Suisan Kaisha, Ltd................... 1,480,200    8,181,294            0.3%
#   Sapporo Holdings, Ltd....................... 1,981,000   10,696,831            0.4%
    Takara Holdings, Inc........................   980,300    8,342,244            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300   10,715,245            0.4%
    Other Securities............................            214,258,606            8.2%
                                                           ------------           -----
Total Consumer Staples..........................            265,259,231           10.1%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,049,413            1.0%
                                                           ------------           -----
Financials -- (9.9%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    6,943,108            0.3%
    Leopalace21 Corp............................ 1,960,700   11,765,227            0.5%
    Nihon M&A Center, Inc.......................   198,100   11,408,571            0.4%
    Relo Holdings, Inc..........................    62,900    8,042,680            0.3%
    Other Securities............................            246,208,107            9.4%
                                                           ------------           -----
Total Financials................................            284,367,693           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,497,111            0.3%
    Ship Healthcare Holdings, Inc...............   279,700    6,902,548            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,426,341            0.3%
    Tsumura & Co................................   348,700    8,973,039            0.3%
    Other Securities............................             89,493,095            3.4%
                                                           ------------           -----
Total Health Care...............................            121,292,134            4.6%
                                                           ------------           -----
Industrials -- (25.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,013,767            0.3%
    Daifuku Co., Ltd............................   579,400   10,362,482            0.4%
    Fujikura, Ltd............................... 1,935,000    9,379,448            0.4%
    Furukawa Electric Co., Ltd.................. 4,628,000   11,330,847            0.4%
    Glory, Ltd..................................   268,900    8,806,815            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,717,303            0.3%
    Kokuyo Co., Ltd.............................   525,125    6,879,869            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,050,484            0.3%
#   Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,889,678            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,196,000    7,294,877            0.3%
    Nishimatsu Construction Co., Ltd............ 1,794,000    7,834,166            0.3%
    Nisshinbo Holdings, Inc.....................   870,500    9,478,429            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
#     OSG Corp...........................    444,300 $    8,256,700            0.3%
#     Penta-Ocean Construction Co., Ltd..  1,684,400      7,585,378            0.3%
      Pilot Corp.........................    188,800      7,483,444            0.3%
      Sankyu, Inc........................  1,540,000      7,157,381            0.3%
      Sanwa Holdings Corp................  1,232,600      9,563,641            0.4%
      Other Securities...................               592,637,548           22.5%
                                                     --------------          ------
Total Industrials........................               733,722,257           28.1%
                                                     --------------          ------
Information Technology -- (10.5%)
      Ai Holdings Corp...................    247,200      7,063,817            0.3%
#     Horiba, Ltd........................    212,650      8,026,275            0.3%
#     IT Holdings Corp...................    505,101     11,936,378            0.5%
      SCREEN Holdings Co., Ltd...........  1,006,000      7,761,522            0.3%
      Ulvac, Inc.........................    252,600      7,745,140            0.3%
      Other Securities...................               261,438,937            9.9%
                                                     --------------          ------
Total Information Technology.............               303,972,069           11.6%
                                                     --------------          ------
Materials -- (10.5%)
      ADEKA Corp.........................    523,000      7,334,470            0.3%
      Denka Co., Ltd.....................  1,753,000      7,379,361            0.3%
#     Nisshin Steel Co., Ltd.............    582,592      7,799,338            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,748,116            0.4%
      Toyobo Co., Ltd....................  5,688,000      9,665,934            0.4%
      Ube Industries, Ltd................  5,257,000      9,984,558            0.4%
      Other Securities...................               249,896,427            9.5%
                                                     --------------          ------
Total Materials..........................               302,808,204           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%).....
      Other Securities...................                 1,224,066            0.0%
                                                     --------------          ------
Utilities -- (0.6%)
      Other Securities...................                16,040,716            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,584,182,509           98.8%
                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@  DFA Short Term Investment Fund..... 25,960,482    300,362,781           11.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,713,498,459)................              $2,884,545,290          110.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  530,446,726   --    $  530,446,726
  Consumer Staples............ $6,743,646    258,515,585   --       265,259,231
  Energy......................         --     25,049,413   --        25,049,413
  Financials..................  1,313,887    283,053,806   --       284,367,693
  Health Care.................         --    121,292,134   --       121,292,134
  Industrials.................         --    733,722,257   --       733,722,257
  Information Technology......         --    303,972,069   --       303,972,069
  Materials...................         --    302,808,204   --       302,808,204
  Telecommunication Services..         --      1,224,066   --         1,224,066
  Utilities...................         --     16,040,716   --        16,040,716
Securities Lending Collateral.         --    300,362,781   --       300,362,781
                               ---------- --------------   --    --------------
TOTAL......................... $8,057,533 $2,876,487,757   --    $2,884,545,290
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
COMMON STOCKS -- (82.6%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd...............  3,668,074 $ 14,349,269            1.0%
#   Alumina, Ltd.........................  8,122,355    9,171,857            0.7%
    Ansell, Ltd..........................    542,529    8,188,517            0.6%
    Beach Energy, Ltd.................... 13,448,071    7,468,464            0.5%
#   Blackmores, Ltd......................     81,784    9,959,777            0.7%
    BlueScope Steel, Ltd.................  2,315,186   11,303,541            0.8%
    Boral, Ltd...........................  2,013,642    9,800,669            0.7%
#   carsales.com, Ltd....................  1,702,940   15,168,334            1.1%
    Challenger, Ltd......................  1,370,457    9,270,307            0.7%
    CSR, Ltd.............................  3,350,138    8,649,885            0.6%
#   Domino's Pizza Enterprises, Ltd......    286,872   13,436,083            1.0%
    Downer EDI, Ltd......................  2,910,872    8,172,322            0.6%
    DuluxGroup, Ltd......................  3,101,823   15,022,680            1.1%
    Fairfax Media, Ltd................... 14,257,034    8,569,306            0.6%
#   GrainCorp, Ltd. Class A..............  1,251,687    7,758,802            0.6%
    Healthscope, Ltd.....................  3,182,159    6,553,638            0.5%
#   InvoCare, Ltd........................    901,024    8,364,885            0.6%
#   IOOF Holdings, Ltd...................  1,900,338   12,851,732            0.9%
#   IRESS, Ltd...........................  1,073,207    9,450,773            0.7%
#   JB Hi-Fi, Ltd........................    836,109   13,909,715            1.0%
    Magellan Financial Group, Ltd........    466,192    7,562,455            0.6%
#   Mineral Resources, Ltd...............  1,168,088    6,539,330            0.5%
    nib holdings, Ltd....................  2,713,689    9,384,435            0.7%
#   Northern Star Resources, Ltd.........  4,806,957   14,297,307            1.0%
    OZ Minerals, Ltd.....................  2,198,276    9,759,508            0.7%
#   Perpetual, Ltd.......................    356,426   11,523,064            0.8%
    Premier Investments, Ltd.............    556,867    6,692,242            0.5%
#   Primary Health Care, Ltd.............  3,292,878    8,645,585            0.6%
#   Sims Metal Management, Ltd...........  1,382,214    9,884,710            0.7%
    Sirtex Medical, Ltd..................    412,322    9,275,003            0.7%
#   Spark Infrastructure Group........... 11,913,246   18,677,981            1.4%
    Star Entertainment Grp, Ltd. (The)...  4,207,608   17,966,372            1.3%
#   Super Retail Group, Ltd..............  1,280,749    8,192,260            0.6%
    Tabcorp Holdings, Ltd................  3,586,818   12,030,842            0.9%
    Treasury Wine Estates, Ltd...........  1,165,441    8,206,160            0.6%
#   Vocus Communications, Ltd............  3,781,701   24,698,629            1.8%
    Other Securities.....................             348,162,660           25.0%
                                                     ------------           -----
TOTAL AUSTRALIA..........................             738,919,099           53.4%
                                                     ------------           -----

CHINA -- (0.1%)
    Other Securities.....................               1,460,263            0.1%
                                                     ------------           -----

HONG KONG -- (20.6%)
    Dah Sing Financial Holdings, Ltd.....  1,184,544    8,094,912            0.6%
#*  Esprit Holdings, Ltd................. 13,802,950   12,075,796            0.9%
    Hopewell Holdings, Ltd...............  2,920,000    9,835,186            0.7%
    Man Wah Holdings, Ltd................  5,694,800    6,641,226            0.5%
    Vitasoy International Holdings, Ltd..  4,703,000    8,792,048            0.6%
    Xinyi Glass Holdings, Ltd............ 16,280,000   11,047,781            0.8%
    Other Securities.....................             285,766,613           20.6%
                                                     ------------           -----
TOTAL HONG KONG..........................             342,253,562           24.7%
                                                     ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (9.1%)
#     Contact Energy, Ltd....................  1,951,396 $    6,923,739            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     26,808,812            1.9%
      Infratil, Ltd..........................  3,201,309      7,237,302            0.5%
#     Port of Tauranga, Ltd..................    515,305      6,732,318            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,577,975            1.1%
#     SKY Network Television, Ltd............  2,080,268      7,721,597            0.6%
#     SKYCITY Entertainment Group, Ltd.......  4,581,664     15,630,966            1.1%
      Other Securities.......................                66,361,528            4.8%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               151,994,237           11.0%
                                                         --------------          ------

SINGAPORE -- (8.5%)
      Venture Corp., Ltd.....................  1,654,300     10,287,442            0.8%
      Other Securities.......................               131,809,961            9.5%
                                                         --------------          ------
TOTAL SINGAPORE..............................               142,097,403           10.3%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,376,724,564           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                       927            0.0%
                                                         --------------          ------
HONG KONG -- (0.0%)
      Other Securities.......................                    40,204            0.0%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                   121,910            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   163,041            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,376,887,605
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund......... 25,081,467    290,192,573           21.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,765,062,043)....................              $1,667,080,178          120.5%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -----------------------------------------------
                               Level 1      Level 2     Level 3      Total
                               -------- --------------  ------- --------------
Common Stocks
  Australia................... $     63 $  738,919,036    --    $  738,919,099
  China.......................       --      1,460,263    --         1,460,263
  Hong Kong...................  872,561    341,381,001    --       342,253,562
  New Zealand.................       --    151,994,237    --       151,994,237
  Singapore...................       --    142,097,403    --       142,097,403
Rights/Warrants
  Australia...................       --            927    --               927
  Hong Kong...................       --         40,204    --            40,204
  Singapore...................       --        121,910    --           121,910
Securities Lending Collateral.       --    290,192,573    --       290,192,573
Forward Currency Contracts**..       --           (415)   --              (415)
                               -------- --------------    --    --------------
TOTAL......................... $872,624 $1,666,207,139    --    $1,667,079,763
                               ======== ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.2%)
 Consumer Discretionary -- (23.0%)
     Bellway P.L.C.....................   634,613 $ 22,723,742            1.3%
     Berkeley Group Holdings P.L.C.....   350,391   15,354,310            0.9%
     Daily Mail & General Trust P.L.C.. 1,271,481   12,991,119            0.7%
     Domino's Pizza Group P.L.C........   845,611   11,368,947            0.6%
     Greene King P.L.C................. 1,786,209   21,377,373            1.2%
     Inchcape P.L.C.................... 2,190,976   21,732,306            1.2%
     Informa P.L.C..................... 3,309,192   31,703,441            1.8%
     Paddy Power Betfair P.L.C.........    87,973   11,770,611            0.7%
     UBM P.L.C......................... 2,115,221   17,623,332            1.0%
     WH Smith P.L.C....................   680,498   16,670,851            0.9%
     William Hill P.L.C................ 4,105,574   18,796,616            1.0%
     Other Securities..................            219,385,728           12.1%
                                                  ------------           -----
 Total Consumer Discretionary..........            421,498,376           23.4%
                                                  ------------           -----

 Consumer Staples -- (5.6%)
     Booker Group P.L.C................ 7,505,064   17,796,981            1.0%
     Britvic P.L.C..................... 1,120,971   11,548,616            0.6%
     Tate & Lyle P.L.C................. 2,291,490   19,728,657            1.1%
     Other Securities..................             53,907,264            3.0%
                                                  ------------           -----
 Total Consumer Staples................            102,981,518            5.7%
                                                  ------------           -----

 Energy -- (4.5%)
     Amec Foster Wheeler P.L.C......... 1,933,881   14,013,409            0.8%
     John Wood Group P.L.C............. 1,820,460   16,653,701            0.9%
     Petrofac, Ltd..................... 1,141,776   14,146,026            0.8%
     Other Securities..................             37,373,223            2.1%
                                                  ------------           -----
 Total Energy..........................             82,186,359            4.6%
                                                  ------------           -----

 Financials -- (15.2%)
     Beazley P.L.C..................... 2,740,810   13,063,536            0.7%
     Close Brothers Group P.L.C........   722,784   12,818,372            0.7%
     Henderson Group P.L.C............. 5,474,341   20,493,952            1.1%
     Hiscox, Ltd....................... 1,480,745   19,517,311            1.1%
     ICAP P.L.C........................ 2,606,844   17,871,842            1.0%
     IG Group Holdings P.L.C........... 1,792,534   20,280,929            1.1%
     Jupiter Fund Management P.L.C..... 1,855,025   11,435,970            0.6%
     Man Group P.L.C................... 7,936,721   17,166,966            1.0%
     Phoenix Group Holdings............ 1,073,440   13,506,771            0.8%
     UNITE Group P.L.C. (The).......... 1,189,599   11,000,266            0.6%
     Other Securities..................            122,241,003            6.8%
                                                  ------------           -----
 Total Financials......................            279,396,918           15.5%
                                                  ------------           -----

 Health Care -- (2.9%)
 #*  BTG P.L.C......................... 1,430,962   12,406,159            0.7%
     Other Securities..................             40,798,641            2.3%
                                                  ------------           -----
 Total Health Care.....................             53,204,800            3.0%
                                                  ------------           -----

 Industrials -- (25.0%)
 *   Balfour Beatty P.L.C.............. 3,549,781   12,403,455            0.7%
     BBA Aviation P.L.C................ 5,623,297   16,465,969            0.9%
     Berendsen P.L.C...................   823,219   14,223,318            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Cobham P.L.C...........................  5,276,532 $   11,904,933            0.7%
      DCC P.L.C..............................    151,417     13,429,949            0.7%
      Hays P.L.C.............................  6,566,676     12,320,222            0.7%
      Howden Joinery Group P.L.C.............  3,165,528     22,898,154            1.3%
      IMI P.L.C..............................    973,182     13,317,848            0.7%
      Regus P.L.C............................  3,349,423     14,331,210            0.8%
      Rentokil Initial P.L.C.................  8,861,710     22,836,352            1.3%
      Spirax-Sarco Engineering P.L.C.........    355,118     17,742,816            1.0%
      Other Securities.......................               287,372,868           15.9%
                                                         --------------          ------
Total Industrials............................               459,247,094           25.5%
                                                         --------------          ------

Information Technology -- (9.5%)
      Halma P.L.C............................  1,951,180     25,464,562            1.4%
      Micro Focus International P.L.C........    637,349     14,255,898            0.8%
      Playtech P.L.C.........................    960,141     11,306,981            0.6%
      Rightmove P.L.C........................    477,301     26,974,776            1.5%
      Spectris P.L.C.........................    573,376     15,297,327            0.9%
      Other Securities.......................                80,531,285            4.5%
                                                         --------------          ------
Total Information Technology.................               173,830,829            9.7%
                                                         --------------          ------

Materials -- (7.7%)
      Croda International P.L.C..............    335,389     14,774,736            0.8%
      DS Smith P.L.C.........................  4,938,232     27,541,954            1.5%
      Essentra P.L.C.........................  1,251,793     14,887,331            0.8%
      RPC Group P.L.C........................  1,506,799     16,079,536            0.9%
      Other Securities.......................                68,297,373            3.9%
                                                         --------------          ------
Total Materials..............................               141,580,930            7.9%
                                                         --------------          ------

Telecommunication Services -- (1.9%)
      Cable & Wireless Communications P.L.C.. 17,713,479     19,097,936            1.0%
      Other Securities.......................                14,840,495            0.9%
                                                         --------------          ------
Total Telecommunication Services.............                33,938,431            1.9%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  1,817,348     21,597,022            1.2%
      Other Securities.......................                13,364,107            0.8%
                                                         --------------          ------
Total Utilities..............................                34,961,129            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,782,826,384           99.2%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    15,091            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,782,841,475
                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.........  4,423,370     51,178,392            2.8%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,541,981,444)....................              $1,834,019,867          102.0%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary......       -- $  421,498,376   --    $  421,498,376
   Consumer Staples............       --    102,981,518   --       102,981,518
   Energy......................       --     82,186,359   --        82,186,359
   Financials..................       --    279,396,918   --       279,396,918
   Health Care.................       --     53,204,800   --        53,204,800
   Industrials.................       --    459,247,094   --       459,247,094
   Information Technology......       --    173,830,829   --       173,830,829
   Materials...................       --    141,580,930   --       141,580,930
   Telecommunication Services..       --     33,938,431   --        33,938,431
   Utilities................... $233,991     34,727,138   --        34,961,129
 Preferred Stocks..............       --         15,091   --            15,091
 Securities Lending Collateral.       --     51,178,392   --        51,178,392
                                -------- --------------   --    --------------
 TOTAL......................... $233,991 $1,833,785,876   --    $1,834,019,867
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (86.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $127,101,646            3.1%
                                              ------------           -----

     BELGIUM -- (3.8%)
         Ackermans & van Haaren NV.   134,383   17,517,650            0.4%
     #   Umicore SA................   434,045   21,667,333            0.5%
         Other Securities..........            134,210,715            3.4%
                                              ------------           -----
     TOTAL BELGIUM.................            173,395,698            4.3%
                                              ------------           -----

     DENMARK -- (4.3%)
     #*  Genmab A.S................   217,338   32,246,608            0.8%
         GN Store Nord A.S.........   826,732   16,268,578            0.4%
         Other Securities..........            150,945,700            3.7%
                                              ------------           -----
     TOTAL DENMARK.................            199,460,886            4.9%
                                              ------------           -----

     FINLAND -- (5.6%)
         Amer Sports Oyj...........   641,324   18,985,674            0.5%
         Elisa Oyj.................   734,075   27,448,502            0.7%
     #   Huhtamaki Oyj.............   467,536   18,390,549            0.5%
         Nokian Renkaat Oyj........   623,433   23,027,091            0.6%
         Orion Oyj Class B.........   420,544   14,687,385            0.4%
         Other Securities..........            155,329,331            3.7%
                                              ------------           -----
     TOTAL FINLAND.................            257,868,532            6.4%
                                              ------------           -----

     FRANCE -- (11.5%)
         Arkema SA.................   300,862   24,013,744            0.6%
     #   Edenred...................   843,271   16,634,039            0.4%
         Eiffage SA................   229,296   18,241,039            0.5%
         Eurofins Scientific SE....    47,119   17,482,363            0.4%
         Lagardere SCA.............   619,304   16,434,996            0.4%
         Rexel SA.................. 1,044,821   15,842,176            0.4%
         Rubis SCA.................   195,671   15,285,650            0.4%
         Teleperformance...........   348,982   31,346,308            0.8%
     *   UBISOFT Entertainment.....   521,852   15,146,787            0.4%
         Other Securities..........            357,174,028            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            527,601,130           13.1%
                                              ------------           -----

     GERMANY -- (14.3%)
         Aareal Bank AG............   409,233   14,568,747            0.4%
         DMG Mori AG...............   308,295   14,779,471            0.4%
     #   Freenet AG................   652,809   19,983,370            0.5%
         Gerresheimer AG...........   201,267   15,010,802            0.4%
     #   K+S AG....................   636,597   15,889,634            0.4%
         Lanxess AG................   467,967   24,507,252            0.6%
         LEG Immobilien AG.........   289,571   26,861,807            0.7%
     #   MTU Aero Engines AG.......   247,538   23,403,930            0.6%
         Osram Licht AG............   343,036   17,912,967            0.5%
     *   QIAGEN NV.................   780,158   17,546,244            0.4%
         Rheinmetall AG............   223,411   17,503,624            0.4%
         Other Securities..........            448,923,800           11.0%
                                              ------------           -----
     TOTAL GERMANY.................            656,891,648           16.3%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...............................            $          773            0.0%
                                                               --------------           -----

IRELAND -- (1.7%)
    Kingspan Group P.L.C...........................    580,389     15,295,504            0.4%
    Paddy Power Betfair P.L.C......................    142,584     19,162,586            0.5%
    Smurfit Kappa Group P.L.C......................    546,377     14,502,738            0.4%
    Other Securities...............................                27,191,613            0.6%
                                                               --------------           -----
TOTAL IRELAND......................................                76,152,441            1.9%
                                                               --------------           -----

ISRAEL -- (1.6%)
    Other Securities...............................                73,060,433            1.8%
                                                               --------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA.............................    573,550     14,477,174            0.4%
    Banca Popolare dell'Emilia Romagna SC..........  2,548,728     14,944,638            0.4%
    Banca Popolare di Milano Scarl................. 22,383,595     17,034,516            0.4%
    Mediaset SpA...................................  3,479,950     15,721,235            0.4%
    Prysmian SpA...................................    991,595     23,459,993            0.6%
    Other Securities...............................               307,349,867            7.5%
                                                               --------------           -----
TOTAL ITALY........................................               392,987,423            9.7%
                                                               --------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................    558,677     19,172,991            0.5%
*   TNT Express NV.................................  2,218,089     20,135,316            0.5%
    Other Securities...............................               181,804,137            4.5%
                                                               --------------           -----
TOTAL NETHERLANDS..................................               221,112,444            5.5%
                                                               --------------           -----

NORWAY -- (1.9%)
    Other Securities...............................                88,120,415            2.2%
                                                               --------------           -----

PORTUGAL -- (1.2%)
    Other Securities...............................                54,741,828            1.4%
                                                               --------------           -----

SPAIN -- (5.1%)
#   Distribuidora Internacional de Alimentacion SA.  2,594,077     14,434,384            0.4%
    Gamesa Corp. Tecnologica SA....................  1,266,922     25,019,115            0.6%
    Other Securities...............................               194,048,795            4.8%
                                                               --------------           -----
TOTAL SPAIN........................................               233,502,294            5.8%
                                                               --------------           -----

SWEDEN -- (7.9%)
    Other Securities...............................               365,190,099            9.0%
                                                               --------------           -----

SWITZERLAND -- (11.7%)
    Baloise Holding AG.............................    183,625     22,761,500            0.6%
    Clariant AG....................................    849,328     16,091,854            0.4%
    Flughafen Zuerich AG...........................     22,078     20,282,315            0.5%
    Georg Fischer AG...............................     22,511     18,301,967            0.5%
    Helvetia Holding AG............................     36,269     19,534,116            0.5%
    PSP Swiss Property AG..........................    201,709     19,453,682            0.5%
    Straumann Holding AG...........................     55,594     19,301,424            0.5%
    Swiss Prime Site AG............................    222,234     19,482,424            0.5%
    Temenos Group AG...............................    318,043     16,504,548            0.4%
    Other Securities...............................               369,168,248            9.0%
                                                               --------------           -----
TOTAL SWITZERLAND..................................               540,882,078           13.4%
                                                               --------------           -----
TOTAL COMMON STOCKS................................             3,988,069,768           98.8%
                                                               --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
        Other Securities................            $   28,544,902            0.7%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                28,544,902            0.7%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                     8,841            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                    19,318            0.0%
                                                    --------------          ------

NORWAY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   236,018            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   264,177            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,016,878,847
                                                    --------------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@    DFA Short Term Investment Fund.. 50,602,726    585,473,541           14.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,924,188,407)...............              $4,602,352,388          114.0%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $  127,101,646   --    $  127,101,646
  Belgium.....................         --    173,395,698   --       173,395,698
  Denmark..................... $  671,067    198,789,819   --       199,460,886
  Finland.....................         --    257,868,532   --       257,868,532
  France......................     13,601    527,587,529   --       527,601,130
  Germany.....................         --    656,891,648   --       656,891,648
  Greece......................         --            773   --               773
  Ireland.....................         --     76,152,441   --        76,152,441
  Israel......................         --     73,060,433   --        73,060,433
  Italy.......................         --    392,987,423   --       392,987,423
  Netherlands.................         --    221,112,444   --       221,112,444
  Norway......................    357,420     87,762,995   --        88,120,415
  Portugal....................         --     54,741,828   --        54,741,828
  Spain.......................     39,781    233,462,513   --       233,502,294
  Sweden......................  1,140,473    364,049,626   --       365,190,099
  Switzerland.................  7,433,467    533,448,611   --       540,882,078
Preferred Stocks
  Germany.....................         --     28,544,902   --        28,544,902
Rights/Warrants
  Austria.....................         --             --   --                --
  France......................         --          8,841   --             8,841
  Germany.....................         --         19,318   --            19,318
  Norway......................         --             --   --                --
  Sweden......................         --        236,018   --           236,018
Securities Lending Collateral.         --    585,473,541   --       585,473,541
                               ---------- --------------   --    --------------
TOTAL......................... $9,655,809 $4,592,696,579   --    $4,602,352,388
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (7.5%)
    Cineplex, Inc.......................   169,535 $  6,700,598            0.9%
#   EnerCare, Inc.......................   438,600    5,558,094            0.7%
#*  IMAX Corp...........................   259,917    8,317,344            1.1%
    RONA, Inc...........................   676,245   12,870,591            1.7%
    Other Securities....................             37,465,014            4.8%
                                                   ------------           -----
Total Consumer Discretionary............             70,911,641            9.2%
                                                   ------------           -----
Consumer Staples -- (3.4%)
    Cott Corp...........................   509,721    6,755,926            0.9%
    North West Co., Inc. (The)..........   242,310    5,386,169            0.7%
    Other Securities....................             20,020,385            2.6%
                                                   ------------           -----
Total Consumer Staples..................             32,162,480            4.2%
                                                   ------------           -----
Energy -- (17.0%)
*   Advantage Oil & Gas, Ltd............ 1,100,531    6,306,542            0.8%
#   Enbridge Income Fund Holdings, Inc..   251,755    5,816,831            0.8%
#   Gibson Energy, Inc..................   411,174    6,111,736            0.8%
#   Mullen Group, Ltd...................   536,825    6,250,907            0.8%
*   Parex Resources, Inc................   586,904    5,879,799            0.8%
    Parkland Fuel Corp..................   414,677    7,908,839            1.0%
    Pason Systems, Inc..................   356,252    5,178,956            0.7%
#   Precision Drilling Corp............. 1,736,481    9,009,716            1.2%
    ShawCor, Ltd........................   233,800    6,316,904            0.8%
#   Whitecap Resources, Inc.............   966,741    7,250,365            1.0%
    Other Securities....................             94,837,364           12.3%
                                                   ------------           -----
Total Energy............................            160,867,959           21.0%
                                                   ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank...............   436,532    9,630,354            1.3%
    Colliers International Group, Inc...   161,848    6,694,757            0.9%
    FirstService Corp...................   150,648    6,769,374            0.9%
#   Home Capital Group, Inc.............   213,780    6,404,710            0.8%
    Laurentian Bank of Canada...........   191,320    7,590,587            1.0%
    Other Securities....................             29,914,592            3.8%
                                                   ------------           -----
Total Financials........................             67,004,374            8.7%
                                                   ------------           -----
Health Care -- (1.3%)
    Other Securities....................             12,218,223            1.6%
                                                   ------------           -----
Industrials -- (10.3%)
    Aecon Group, Inc....................   408,101    5,441,563            0.7%
    New Flyer Industries, Inc...........   254,471    7,498,042            1.0%
#   Russel Metals, Inc..................   350,655    6,243,431            0.8%
#   Stantec, Inc........................   281,329    7,210,919            0.9%
    Toromont Industries, Ltd............   376,225   11,277,455            1.5%
    Transcontinental, Inc. Class A......   359,276    5,646,707            0.7%
    TransForce, Inc.....................   432,009    8,153,322            1.1%
    Other Securities....................             45,632,980            5.9%
                                                   ------------           -----
Total Industrials.......................             97,104,419           12.6%
                                                   ------------           -----
Information Technology -- (3.4%)
    Other Securities....................             32,101,774            4.2%
                                                   ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
Materials -- (24.3%)
      Alamos Gold, Inc. Class A.........  1,545,462 $ 11,147,233            1.5%
#*    B2Gold Corp.......................  5,268,073   11,714,293            1.5%
      Centerra Gold, Inc................    999,634    5,529,178            0.7%
*     Detour Gold Corp..................    291,290    6,247,401            0.8%
      Dominion Diamond Corp.............    487,201    5,595,414            0.7%
#*    First Majestic Silver Corp........    652,877    6,951,813            0.9%
*     Fortuna Silver Mines, Inc.........    876,406    5,608,942            0.7%
      HudBay Minerals, Inc..............  1,398,004    6,974,978            0.9%
*     IAMGOLD Corp......................  2,443,241    8,314,847            1.1%
      Intertape Polymer Group, Inc......    324,227    5,098,429            0.7%
*     New Gold, Inc.....................  2,304,655   10,837,224            1.4%
      OceanaGold Corp...................  2,038,216    7,293,847            1.0%
      Pan American Silver Corp..........    990,673   15,530,834            2.0%
*     SEMAFO, Inc.......................  1,595,446    7,108,108            0.9%
#*    Silver Standard Resources, Inc....    571,298    5,363,745            0.7%
      Stella-Jones, Inc.................    187,800    7,180,016            0.9%
      Tahoe Resources, Inc..............    504,323    7,122,506            0.9%
      Other Securities..................              95,912,658           12.6%
                                                    ------------          ------
Total Materials.........................             229,531,466           29.9%
                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities..................                 513,979            0.1%
                                                    ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..................               4,845,172            0.6%
                                                    ------------          ------
Utilities -- (6.0%)
      Algonquin Power & Utilities Corp..  1,054,815    9,213,973            1.2%
      Capital Power Corp................    523,509    7,414,326            1.0%
#     Innergex Renewable Energy, Inc....    512,927    5,661,942            0.7%
#     Northland Power, Inc..............    536,896    8,904,763            1.1%
#     Superior Plus Corp................    689,743    6,003,023            0.8%
      Other Securities..................              20,046,403            2.7%
                                                    ------------          ------
Total Utilities.........................              57,244,430            7.5%
                                                    ------------          ------
TOTAL COMMON STOCKS.....................             764,505,917           99.6%
                                                    ------------          ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund.... 15,623,575  180,764,765           23.5%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,753,730)...............              $945,270,682          123.1%
                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -----------------------------------------------
                                   Level 1       Level 2    Level 3     Total
                                 ------------ ------------  ------- ------------
Common Stocks
  Consumer Discretionary........ $ 70,911,641           --    --    $ 70,911,641
  Consumer Staples..............   32,162,480           --    --      32,162,480
  Energy........................  160,779,904 $     88,055    --     160,867,959
  Financials....................   67,004,374           --    --      67,004,374
  Health Care...................   12,211,004        7,219    --      12,218,223
  Industrials...................   97,104,419           --    --      97,104,419
  Information Technology........   32,101,774           --    --      32,101,774
  Materials.....................  229,529,994        1,472    --     229,531,466
  Real Estate Investment Trusts.      513,979           --    --         513,979
  Telecommunication Services....    4,845,172           --    --       4,845,172
  Utilities.....................   57,244,430           --    --      57,244,430
Securities Lending Collateral...           --  180,764,765    --     180,764,765
Forward Currency Contracts**....           --         (115)   --            (115)
                                 ------------ ------------    --    ------------
TOTAL........................... $764,409,171 $180,861,396    --    $945,270,567
                                 ============ ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA ADR........................................  5,984,451 $ 33,453,081            0.7%
    Cielo SA............................................  1,506,864   14,677,606            0.3%
    Other Securities....................................             197,554,532            4.4%
                                                                    ------------           -----
TOTAL BRAZIL............................................             245,685,219            5.4%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              71,689,780            1.6%
                                                                    ------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 63,274,181   25,619,359            0.6%
    China Construction Bank Corp. Class H............... 69,620,590   44,217,920            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   52,813,599            1.2%
    CNOOC, Ltd. Sponsored ADR...........................    127,716   15,763,986            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   38,136,168            0.8%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   21,693,760            0.5%
    Tencent Holdings, Ltd...............................  4,351,400   88,543,644            2.0%
    Other Securities....................................             351,497,229            7.5%
                                                                    ------------           -----
TOTAL CHINA.............................................             638,285,665           14.0%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,480,378            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,877,220            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,765,624            0.1%
                                                                    ------------           -----

GREECE -- (0.3%)
    Other Securities....................................              12,625,172            0.3%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              16,647,353            0.4%
                                                                    ------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................  2,058,467   14,584,815            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,879,410            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   15,033,549            0.3%
    Infosys, Ltd........................................  1,886,232   34,259,997            0.8%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,940,294            0.4%
    ITC, Ltd............................................  3,264,295   16,012,953            0.4%
    Reliance Industries, Ltd............................  1,625,226   23,982,462            0.5%
    Sun Pharmaceutical Industries, Ltd..................  1,259,691   15,406,140            0.3%
    Tata Consultancy Services, Ltd......................    720,066   27,544,405            0.6%
    Other Securities....................................             360,415,109            7.9%
                                                                    ------------           -----
TOTAL INDIA.............................................             549,059,134           12.1%
                                                                    ------------           -----

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT............................ 15,447,700   15,245,332            0.3%
    Other Securities....................................             129,329,351            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             144,574,683            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               Percentage
                                                       Shares     Value++    of Net Assets**
                                                       ------     -------    ---------------
MALAYSIA -- (4.2%)
    Public Bank Bhd.................................  3,537,614 $ 16,921,955            0.4%
    Tenaga Nasional Bhd.............................  4,375,250   16,072,346            0.4%
    Other Securities................................             163,027,493            3.5%
                                                                ------------           -----
TOTAL MALAYSIA......................................             196,021,794            4.3%
                                                                ------------           -----

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.....................  8,197,783   15,419,102            0.3%
    America Movil S.A.B. de C.V. Series L........... 46,329,297   32,798,740            0.7%
    Fomento Economico Mexicano S.A.B. de C.V........  1,793,669   16,720,400            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,709,628   26,777,401            0.6%
    Grupo Mexico S.A.B. de C.V. Series B............  6,024,993   15,324,560            0.3%
    Grupo Televisa S.A.B. Series CPO................  3,292,769   19,196,248            0.4%
    Wal-Mart de Mexico S.A.B. de C.V................  7,054,235   17,434,012            0.4%
    Other Securities................................             122,877,443            2.7%
                                                                ------------           -----
TOTAL MEXICO........................................             266,547,906            5.8%
                                                                ------------           -----

PERU -- (0.3%)
    Other Securities................................              13,030,701            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.8%)
    Other Securities................................              84,216,211            1.8%
                                                                ------------           -----

POLAND -- (1.6%)
    Other Securities................................              76,086,626            1.7%
                                                                ------------           -----

RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR.......................  5,279,647   27,432,935            0.6%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   14,618,609            0.3%
    Other Securities................................              47,261,890            1.1%
                                                                ------------           -----
TOTAL RUSSIA........................................              89,313,434            2.0%
                                                                ------------           -----

SOUTH AFRICA -- (8.5%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   26,930,328            0.6%
    Bidvest Group, Ltd. (The).......................    778,465   19,778,039            0.4%
    FirstRand, Ltd..................................  4,730,180   15,203,319            0.3%
    MTN Group, Ltd..................................  2,516,919   26,348,362            0.6%
    Naspers, Ltd. Class N...........................    370,571   50,994,756            1.1%
    Sasol, Ltd. Sponsored ADR.......................    778,314   25,520,916            0.6%
    Standard Bank Group, Ltd........................  1,835,594   16,484,257            0.4%
    Steinhoff International Holdings NV.............  3,126,745   19,559,450            0.4%
    Other Securities................................             199,582,578            4.4%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             400,402,005            8.8%
                                                                ------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co................................    175,874   22,067,187            0.5%
    KT&G Corp.......................................    132,438   14,268,223            0.3%
    NAVER Corp......................................     33,801   20,032,066            0.4%
    Samsung Electronics Co., Ltd....................     97,289  106,028,534            2.3%
    Samsung Electronics Co., Ltd. GDR...............     52,509   28,672,951            0.6%
    SK Hynix, Inc...................................    705,494   17,304,220            0.4%
    Other Securities................................             460,012,485           10.2%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             668,385,666           14.7%
                                                                ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
TAIWAN -- (13.6%)
      Hon Hai Precision Industry Co., Ltd.......... 15,697,867 $   37,393,311            0.8%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    115,726,652            2.6%
      Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR...............................  1,672,158     39,446,207            0.9%
      Other Securities.............................               447,889,847            9.8%
                                                               --------------          ------
TOTAL TAIWAN.......................................               640,456,017           14.1%
                                                               --------------          ------

THAILAND -- (2.7%)
      PTT PCL......................................  1,634,600     14,226,121            0.3%
      Other Securities.............................               111,439,249            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               125,665,370            2.8%
                                                               --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................                91,908,213            2.0%
                                                               --------------          ------

UNITED KINGDOM -- (0.1%)
      Other Securities.............................                 6,708,540            0.1%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,379,432,711           96.3%
                                                               --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA............................  2,270,614     17,099,339            0.4%
      Itau Unibanco Holding SA.....................  3,924,570     37,508,357            0.8%
      Other Securities.............................                51,121,450            1.2%
                                                               --------------          ------
TOTAL BRAZIL.......................................               105,729,146            2.4%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   386,855            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,509,843            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               111,625,844            2.5%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                       311            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   448,421            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   448,732            0.0%
                                                               --------------          ------
TOTAL INVESTMENT SECURITIES........................             4,491,507,287
                                                               --------------

                                                                  VALUE+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 18,338,278    212,173,878            4.7%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,038,294,827)..........................              $4,703,681,165          103.5%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  245,685,219             --   --    $  245,685,219
  Chile.......................     33,993,926 $   37,695,854   --        71,689,780
  China.......................    110,692,586    527,593,079   --       638,285,665
  Colombia....................     27,466,666         13,712   --        27,480,378
  Czech Republic..............             --      8,877,220   --         8,877,220
  Egypt.......................             --      5,765,624   --         5,765,624
  Greece......................             --     12,625,172   --        12,625,172
  Hungary.....................             --     16,647,353   --        16,647,353
  India.......................     32,908,215    516,150,919   --       549,059,134
  Indonesia...................      5,255,573    139,319,110   --       144,574,683
  Malaysia....................             --    196,021,794   --       196,021,794
  Mexico......................    266,540,055          7,851   --       266,547,906
  Peru........................     13,030,701             --   --        13,030,701
  Philippines.................      1,846,587     82,369,624   --        84,216,211
  Poland......................             --     76,086,626   --        76,086,626
  Russia......................             --     89,313,434   --        89,313,434
  South Africa................     64,869,481    335,532,524   --       400,402,005
  South Korea.................     22,618,822    645,766,844   --       668,385,666
  Taiwan......................     48,932,991    591,523,026   --       640,456,017
  Thailand....................    125,665,370             --   --       125,665,370
  Turkey......................        797,450     91,110,763   --        91,908,213
  United Kingdom..............      6,708,540             --   --         6,708,540
Preferred Stocks
  Brazil......................    105,725,500          3,646   --       105,729,146
  Chile.......................             --        386,855   --           386,855
  Colombia....................      5,509,843             --   --         5,509,843
Rights/Warrants
  Brazil......................             --            311   --               311
  Thailand....................             --        448,421   --           448,421
Securities Lending Collateral.             --    212,173,878   --       212,173,878
Futures Contracts**...........      1,130,445             --   --         1,130,445
Forward Currency Contracts**..             --            258   --               258
                               -------------- --------------   --    --------------
TOTAL......................... $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
COMMON STOCKS -- (86.2%)
BELGIUM -- (0.0%)
    Other Securities........................................            $     61,671            0.0%
                                                                        ------------           -----

BRAZIL -- (7.2%)
    BR Malls Participacoes SA...............................  5,634,717   27,737,373            0.6%
    CETIP SA -- Mercados Organizados........................    945,300   11,604,439            0.2%
    Cia Siderurgica Nacional SA.............................  6,531,808   24,955,428            0.5%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  3,156,434    9,425,479            0.2%
    Duratex SA..............................................  4,137,733    9,420,208            0.2%
    EDP -- Energias do Brasil SA............................  2,848,595   10,601,735            0.2%
    Equatorial Energia SA...................................  2,371,958   29,338,691            0.6%
    Estacio Participacoes SA................................  3,477,890   12,003,360            0.2%
    Localiza Rent a Car SA..................................  1,730,775   16,606,985            0.3%
*   Marfrig Global Foods SA.................................  4,834,229    9,122,380            0.2%
    MRV Engenharia e Participacoes SA.......................  4,019,180   14,046,825            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............    592,100   10,148,810            0.2%
    Odontoprev SA...........................................  3,036,496    9,235,080            0.2%
    Qualicorp SA............................................  2,859,505   12,388,348            0.3%
    Sao Martinho SA.........................................    734,862    9,557,426            0.2%
    Sul America SA..........................................  2,958,965   14,410,891            0.3%
    Totvs SA................................................  1,433,226   11,751,684            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518   10,911,161            0.2%
    Other Securities........................................             163,687,806            3.0%
                                                                        ------------           -----
TOTAL BRAZIL................................................             416,954,109            8.1%
                                                                        ------------           -----

CHILE -- (1.5%)
    E.CL SA.................................................  5,691,360    9,896,384            0.2%
    Parque Arauco SA........................................  7,790,869   15,148,663            0.3%
    Vina Concha y Toro SA...................................  5,560,304    9,325,135            0.2%
    Other Securities........................................              50,647,449            1.0%
                                                                        ------------           -----
TOTAL CHILE.................................................              85,017,631            1.7%
                                                                        ------------           -----

CHINA -- (12.1%)
#   GCL-Poly Energy Holdings, Ltd........................... 71,822,000   10,703,162            0.2%
    Minth Group, Ltd........................................  3,475,000    9,110,644            0.2%
    Shenzhen International Holdings, Ltd....................  6,618,751   10,783,923            0.2%
#   Sunny Optical Technology Group Co., Ltd.................  3,644,000   11,239,024            0.2%
    Other Securities........................................             661,478,729           12.9%
                                                                        ------------           -----
TOTAL CHINA.................................................             703,315,482           13.7%
                                                                        ------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................              10,674,737            0.2%
                                                                        ------------           -----

GREECE -- (0.3%)
    Other Securities........................................              19,037,207            0.4%
                                                                        ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                 404,787            0.0%
                                                                        ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  72,448            0.0%
                                                                        ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (12.0%)
    Havells India, Ltd...................................... 1,992,064 $  9,959,435            0.2%
    Reliance Infrastructure, Ltd............................ 1,132,160    9,163,539            0.2%
    TVS Motor Co., Ltd...................................... 2,128,314   10,230,508            0.2%
    Other Securities........................................            665,169,455           12.9%
                                                                       ------------           -----
TOTAL INDIA.................................................            694,522,937           13.5%
                                                                       ------------           -----

INDONESIA -- (2.7%)
    Other Securities........................................            157,862,832            3.1%
                                                                       ------------           -----

MALAYSIA -- (4.5%)
    Other Securities........................................            258,085,894            5.0%
                                                                       ------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   23,950,116            0.5%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,323,229   13,949,110            0.3%
    Gentera S.A.B. de C.V................................... 7,403,631   14,691,375            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,374,699   13,769,532            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,192,976   11,264,336            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 2,230,124    9,288,808            0.2%
    Other Securities........................................            132,933,459            2.5%
                                                                       ------------           -----
TOTAL MEXICO................................................            219,846,736            4.3%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Security Bank Corp...................................... 2,789,318   10,101,741            0.2%
    Other Securities........................................             78,828,533            1.5%
                                                                       ------------           -----
TOTAL PHILIPPINES...........................................             88,930,274            1.7%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   683,476   10,372,944            0.2%
    Other Securities........................................            102,109,544            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            112,482,488            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (6.8%)
    AVI, Ltd................................................ 3,423,460   21,240,907            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,796,839            0.3%
    Clicks Group, Ltd....................................... 2,666,173   19,456,493            0.4%
#   Coronation Fund Managers, Ltd........................... 1,818,975    9,450,577            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   10,876,007            0.2%
    Foschini Group, Ltd. (The).............................. 1,415,093   15,201,788            0.3%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR............. 2,632,188    9,633,808            0.2%
    JSE, Ltd................................................   892,197   10,351,796            0.2%
#*  Northam Platinum, Ltd................................... 3,640,843   12,413,254            0.2%
#   Pick n Pay Stores, Ltd.................................. 2,069,376   10,735,334            0.2%
*   Sappi, Ltd.............................................. 4,082,585   17,706,447            0.4%
    Sibanye Gold, Ltd....................................... 3,727,720   14,268,550            0.3%
    Spar Group, Ltd. (The).................................. 1,156,299   17,281,868            0.3%
*   Super Group, Ltd........................................ 3,477,779   10,055,717            0.2%
    Other Securities........................................            203,743,323            3.9%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            395,212,708            7.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.3%)
    Other Securities........................................            768,519,148           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

TAIWAN -- (12.9%)
        Other Securities................            $  747,646,613           14.6%
                                                    --------------          ------

THAILAND -- (3.2%)
        Other Securities................               184,035,711            3.6%
                                                    --------------          ------

TURKEY -- (2.3%)
        Other Securities................               134,492,743            2.6%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,997,176,156           97.4%
                                                    --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
        Other Securities................                70,236,378            1.4%
                                                    --------------          ------
CHILE -- (0.1%)
        Other Securities................                 2,434,179            0.1%
                                                    --------------          ------
COLOMBIA -- (0.0%)
        Other Securities................                 1,934,885            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                74,605,442            1.5%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                   107,231            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    61,285            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   298,781            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                     9,567            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   476,864            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             5,072,258,462
                                                    --------------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 62,563,032    723,854,282           14.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,944,983,831)...............              $5,796,112,744          113.0%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Belgium.....................           -- $       61,671   --    $       61,671
  Brazil...................... $416,954,109             --   --       416,954,109
  Chile.......................    1,934,719     83,082,912   --        85,017,631
  China.......................    3,662,817    699,652,665   --       703,315,482
  Colombia....................   10,671,549          3,188   --        10,674,737
  Greece......................           --     19,037,207   --        19,037,207
  Hong Kong...................           --        404,787   --           404,787
  Hungary.....................           --         72,448   --            72,448
  India.......................      129,111    694,393,826   --       694,522,937
  Indonesia...................      910,480    156,952,352   --       157,862,832
  Malaysia....................           --    258,085,894   --       258,085,894
  Mexico......................  218,982,457        864,279   --       219,846,736
  Philippines.................           --     88,930,274   --        88,930,274
  Poland......................           --    112,482,488   --       112,482,488
  South Africa................   11,348,321    383,864,387   --       395,212,708
  South Korea.................      804,734    767,714,414   --       768,519,148
  Taiwan......................           --    747,646,613   --       747,646,613
  Thailand....................  183,264,033        771,678   --       184,035,711
  Turkey......................           --    134,492,743   --       134,492,743
Preferred Stocks
  Brazil......................   70,236,378             --   --        70,236,378
  Chile.......................           --      2,434,179   --         2,434,179
  Colombia....................    1,934,885             --   --         1,934,885
Rights/Warrants
  Brazil......................           --        107,231   --           107,231
  Malaysia....................           --         61,285   --            61,285
  Poland......................           --             --   --                --
  South Korea.................           --        298,781   --           298,781
  Thailand....................           --          9,567   --             9,567
Securities Lending Collateral.           --    723,854,282   --       723,854,282
Futures Contracts**...........      743,658             --   --           743,658
                               ------------ --------------   --    --------------
TOTAL......................... $921,577,251 $4,875,279,151   --    $5,796,856,402
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,307,178, $648,436,
 $289,787 and $295,754 of securities on loan,
 respectively)..............................................  $19,410,300    $9,070,307    $2,584,183   $1,376,887
Temporary Cash Investments at Value & Cost..................      195,968            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      681,194       677,034       300,363      290,193
Segregated Cash for Futures Contracts.......................        5,760         2,392            --           --
Foreign Currencies at Value.................................           --        49,325         2,419        3,950
Cash........................................................           --             1         2,061        3,413
Receivables:
  Investment Securities Sold................................       33,856        32,802           666          252
  Dividends, Interest and Tax Reclaims......................       23,979        41,783        27,402        1,464
  Securities Lending Income.................................          238         1,620           442          394
Unrealized Gain on Forward Currency Contracts...............           --             2            --           --
Unrealized Gain on Foreign Currency Contracts...............           --             2            --           --
Prepaid Expenses and Other Assets...........................           19             5             2            1
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,351,314     9,875,273     2,917,538    1,676,554
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      681,194       677,034       300,363      290,193
  Investment Securities Purchased...........................       71,184            --         1,205        3,079
  Due to Advisor............................................        1,580         1,474           214          112
  Line of Credit............................................           --           529            --           --
  Futures Margin Variation..................................          851           316            --           --
Unrealized Loss on Foreign Currency Contracts...............           --             1            --           --
Accrued Expenses and Other Liabilities......................          842           632           228          128
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      755,651       679,986       302,010      293,512
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,595,663    $9,195,287    $2,615,528   $1,383,042
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $14,067,207    $9,292,312    $2,413,136   $1,474,869
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   48,728    $    2,348   $    3,964
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series*     Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,413,
 $543,798, $174,750, $324,032 and
 $1,032,206 of securities on loan,
 respectively)..............................  $1,782,842   $4,016,878    $764,506     $4,491,507     $5,072,259
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      51,178      585,474     180,765        212,174        723,854
Segregated Cash for Futures Contracts.......          --           --          --          1,494          1,323
Foreign Currencies at Value.................       1,801        7,192         221         37,502         34,876
Cash........................................       1,493        7,690       4,219         13,810          5,774
Receivables:
  Investment Securities Sold................       2,011        2,904         256             --          5,308
  Dividends, Interest and Tax Reclaims......      12,875        8,889         538          3,812         10,302
  Securities Lending Income.................         202        1,957         271            619          3,434
Unrealized Gain on Foreign Currency
 Contracts..................................          --            4          --             --             --
Prepaid Expenses and Other Assets...........           2            6          --              2              2
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,852,404    4,630,994     950,776      4,760,920      5,857,132
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      51,178      585,474     180,765        212,174        723,854
  Investment Securities Purchased...........       2,275        6,086       2,225          1,695            574
  Due to Advisor............................         145          325          57            370            830
  Futures Margin Variation..................          --           --          --            120            107
Accrued Expenses and Other Liabilities......         104          279          46            830            935
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      53,702      592,164     183,093        215,189        726,300
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,798,702   $4,038,830    $767,683     $4,545,731     $5,130,832
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,490,803   $3,338,715    $994,989     $3,826,121     $5,221,130
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    1,806   $    7,134    $    221     $   36,832     $   33,977
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               The Japanese   The Asia
                                                                      The U.S.      The DFA       Small     Pacific Small
                                                                     Large Cap   International   Company       Company
                                                                    Value Series Value Series     Series       Series
                                                                    ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5, $13,081, $3,170
   and $555, respectively).........................................  $ 242,607     $ 148,183     $ 28,598     $ 19,302
  Income from Securities Lending...................................      2,235         5,233        2,467        2,531
                                                                     ---------     ---------     --------     --------
     Total Investment Income.......................................    244,842       153,416       31,065       21,833
                                                                     ---------     ---------     --------     --------
Expenses
  Investment Management Fees.......................................      9,096         8,649        1,280          628
  Accounting & Transfer Agent Fees.................................        459           224           67           37
  Custodian Fees...................................................         96           397          179          104
  Shareholders' Reports............................................         23            12            3            2
  Directors'/Trustees' Fees & Expenses.............................         77            37           11            5
  Professional Fees................................................        166            83           23           11
  Other............................................................        256           164           52           26
                                                                     ---------     ---------     --------     --------
     Total Expenses................................................     10,173         9,566        1,615          813
                                                                     ---------     ---------     --------     --------
  Fees Paid Indirectly (Note C)....................................         --           (25)          (1)          (2)
                                                                     ---------     ---------     --------     --------
  Net Expenses.....................................................     10,173         9,541        1,614          811
                                                                     ---------     ---------     --------     --------
  Net Investment Income (Loss).....................................    234,669       143,875       29,451       21,022
                                                                     ---------     ---------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    124,227      (220,143)      27,166      (22,804)
    Futures........................................................      9,023         4,471           --           --
    Foreign Currency Transactions..................................         --         2,418           92          490
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (304,230)     (244,070)     (38,511)     121,330
    Futures........................................................      3,800         1,200           --           --
    Translation of Foreign Currency Denominated Amounts............         --         1,789        1,720           15
                                                                     ---------     ---------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........................   (167,180)     (454,335)      (9,533)      99,031
                                                                     ---------     ---------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................  $  67,489     $(310,460)    $ 19,918     $120,053
                                                                     =========     =========     ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                The United     The
                                                 Kingdom   Continental The Canadian              The Emerging
                                                  Small       Small       Small     The Emerging   Markets
                                                 Company     Company     Company      Markets     Small Cap
                                                  Series     Series       Series       Series       Series
                                                ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $0, $6,010, $1,224, $4,754 and $3,496,
   respectively)............................... $  45,227   $ 39,234     $  7,423     $ 36,554     $ 41,866
  Interest.....................................        --         --           --            9            1
  Income from Securities Lending...............     1,055      7,301        1,356        3,497       18,462
                                                ---------   --------     --------     --------     --------
     Total Investment Income...................    46,282     46,535        8,779       40,060       60,329
                                                ---------   --------     --------     --------     --------
Expenses
  Investment Management Fees...................       924      1,863          298        2,122        4,700
  Accounting & Transfer Agent Fees.............        49         99           15          112          124
  Custodian Fees...............................        49        257           16        1,021        1,348
  Shareholders' Reports........................         3          4            1            5            6
  Directors'/Trustees' Fees & Expenses.........         8         16            2           18           20
  Professional Fees............................        18         47            6           82           94
  Other........................................        40         69           13           98           99
                                                ---------   --------     --------     --------     --------
     Total Expenses............................     1,091      2,355          351        3,458        6,391
                                                ---------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)................        --         (7)          --          (12)          (4)
                                                ---------   --------     --------     --------     --------
  Net Expenses.................................     1,091      2,348          351        3,446        6,387
                                                ---------   --------     --------     --------     --------
  Net Investment Income (Loss).................    45,191     44,187        8,428       36,614       53,942
                                                ---------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    63,365     24,453      (16,942)     (77,753)     112,430
    Futures....................................        --        687           --          855        2,718
    Foreign Currency Transactions..............      (373)       (94)          30          871          493
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (212,373)   101,043      136,912      128,466       62,725
    Futures....................................        --         19           --        1,130          744
    Translation of Foreign Currency
     Denominated Amounts.......................       153        180           (2)         192          579
                                                ---------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)......  (149,228)   126,288      119,998       53,761      179,689
                                                ---------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..................... $(104,037)  $170,475     $128,426     $ 90,375     $233,631
                                                =========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The U.S. Large Cap      The DFA International     The Japanese Small
                                                Value Series              Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                          Six Months       Year     Six Months      Year     Six Months     Year
                                             Ended        Ended        Ended       Ended        Ended      Ended
                                           April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2016          2015        2016         2015        2016        2015
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   234,669  $   413,724  $  143,875  $   313,826  $   29,451  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........     124,227      858,150    (220,143)     244,684      27,166      69,828
    Futures..............................       9,023          (43)      4,471           --          --          --
    Foreign Currency Transactions........          --           --       2,418       (5,879)         92      (1,869)
    In-Kind Redemptions..................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................    (304,230)  (1,018,426)   (244,070)  (1,034,230)    (38,511)     85,013
    Futures..............................       3,800           --       1,200           --          --          --
    Translation of Foreign Currency
     Denominated Amounts.................          --           --       1,789          654       1,720         382
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................      67,489      253,405    (310,460)    (480,945)     19,918     223,748
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,111,084    1,769,181     731,108    1,070,207      44,061     102,092
  Withdrawals............................    (676,967)  (1,305,211)   (453,266)    (705,023)    (80,139)   (199,561)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     434,117      463,970     277,842      365,184     (36,078)    (97,469)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     501,606      717,375     (32,618)    (115,761)    (16,160)    126,279
Net Assets
  Beginning of Period....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905  $2,615,528  $2,631,688
                                          ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   21,022  $   54,891  $   45,191   $   71,555  $   44,187  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (22,804)    (15,143)     63,365       82,685      24,453     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        490        (913)       (373)         144         (94)     (1,002)
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    121,330    (224,570)   (212,373)        (104)    101,043      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         15         (13)        153           86         180         (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    120,053    (167,721)   (104,037)     196,659     170,475     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
  Transactions in Interest:
    Contributions.........................     54,218     119,899       5,212       12,907     287,707     454,912
    Withdrawals...........................    (19,503)   (177,690)   (186,586)    (121,351)    (73,095)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     34,715     (57,791)   (181,374)    (108,444)    214,612     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    154,768    (225,512)   (285,411)      88,215     385,087     501,466
Net Assets
  Beginning of Period.....................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,383,042  $1,228,274  $1,798,702   $2,084,113  $4,038,830  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small    The Emerging Markets    The Emerging Markets
                                               Company Series             Series             Small Cap Series
                                           ---------------------  ----------------------  ----------------------
                                           Six Months     Year    Six Months     Year     Six Months     Year
                                              Ended      Ended       Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2016        2015       2016        2015        2016        2015
                                           ----------- ---------  ----------- ----------  ----------- ----------
                                           (Unaudited)            (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $  8,428   $  19,902  $   36,614  $  101,691  $   53,942  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........   (16,942)     (9,138)    (77,753)    (99,010)    112,430      49,962
    Futures...............................        --          --         855       2,478       2,718          --
    Foreign Currency Transactions.........        30         149         871      (2,204)        493      (4,548)
    In-Kind Redemptions...................        --       8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   136,912    (228,267)    128,466    (686,412)     62,725    (693,734)
    Futures...............................        --          --       1,130          --         744          --
    Translation of Foreign Currency
     Denominated Amounts..................        (2)         11         192         (95)        579        (241)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   128,426    (209,301)     90,375    (683,552)    233,631    (514,372)
                                            --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    19,125      20,480     331,066   1,463,845     209,482     792,529
  Withdrawals.............................    (3,000)    (37,476)   (279,265)   (562,189)   (210,588)   (301,288)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    16,125     (16,996)     51,801     901,656      (1,106)    491,241
                                            --------   ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   144,551    (226,297)    142,176     218,104     232,525     (23,131)
Net Assets
  Beginning of Period.....................   623,132     849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                            --------   ---------  ----------  ----------  ----------  ----------
  End of Period...........................  $767,683   $ 623,132  $4,545,731  $4,403,555  $5,130,832  $4,898,307
                                            ========   =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                   The U.S. Large Cap Value Series
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                               Ended          Ended        Ended        Ended        Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2016           2015         2014         2013         2012        2011
                                           -------------------------------------------------------------------------------
                                           (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..............................        0.06%(D)        1.32%       15.67%       35.68%       18.31%       5.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.58%(E)        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate...................           9%(D)          16%          15%          15%          10%         14%
--------------------------------------------------------------------------------------------------------------------------

                                                                 The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year         Year        Year        Year         Year
                                               Ended          Ended        Ended       Ended       Ended        Ended
                                             April 30,       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                2016           2015         2014        2013        2012         2011
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................      (3.82)%(D)      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,195,287      $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets...       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.33%(E)        3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate...................          9%(D)          21%          17%          15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016         2015        2014        2013        2012        2011
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.81%(D)       9.04%       2.46%      30.62%       0.54%      10.07%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,615,528     $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.30%(E)       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate............................          2%(D)          6%          9%         16%          7%          5%
------------------------------------------------------------------------------------------------------------------------------

                                                                       The Asia Pacific Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months       Year         Year        Year        Year        Year
                                                        Ended         Ended        Ended       Ended       Ended       Ended
                                                      April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016          2015         2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.47%(D)     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,383,042     $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.35%(E)       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate............................          3%(D)          7%           7%           9%         18%       17%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The United Kingdom Small Company Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year        Year
                                                        Ended         Ended       Ended       Ended       Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016          2015        2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      (4.79)%(D)       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,798,702      $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets............       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       4.89%(E)        3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate............................          5%(D)          10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year         Year        Year        Year         Year
                                                        Ended        Ended        Ended       Ended       Ended        Ended
                                                      April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016         2015         2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.24%(D)       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,038,830     $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.37%(E)       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate............................          1%(D)         14%         13%          13%          9%         10%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              -----------------------------------------------------------------
                                                               Six Months      Year       Year      Year       Year      Year
                                                                 Ended        Ended      Ended     Ended      Ended     Ended
                                                               April 30,     Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                  2016         2015       2014      2013       2012      2011
                                                              ------------------------------------------------------------------
                                                              (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     20.29%(D)   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $767,683     $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........      2.82%(E)     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................         3%(D)       18%         5%        14%       22%        24%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year         Year
                                                        Ended         Ended       Ended       Ended       Ended        Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       1.89%(D)     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,545,731     $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets............       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.73%(E)       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate............................          4%(D)          9%           5%          4%          5%         16%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year         Year
                                                        Ended         Ended       Ended       Ended       Ended        Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.82%(D)      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,130,832     $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.29%(E)       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate............................          9%(D)         18%           9%         11%         13%         18%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2016, Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio had significant transfers of securities with a total value of $261,186 and $463,873 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $25
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      7
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $459
                 The DFA International Value Series......  313
                 The Japanese Small Company Series.......   72
                 The Asia Pacific Small Company Series...   37
                 The United Kingdom Small Company Series.   49
                 The Continental Small Company Series....   91
                 The Canadian Small Company Series.......   22
                 The Emerging Markets Series.............  118
                 The Emerging Markets Small Cap Series...   92

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,097,033 $1,576,121
         The DFA International Value Series......  1,118,820    781,486
         The Japanese Small Company Series.......     58,052     78,213
         The Asia Pacific Small Company Series...     94,178     38,087
         The United Kingdom Small Company Series.     89,066    176,750
         The Continental Small Company Series....    322,984     47,543
         The Canadian Small Company Series.......     45,394     21,228
         The Emerging Markets Series.............    222,649    175,939
         The Emerging Markets Small Cap Series...    447,075    431,885

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value Series......   9,979,881   1,024,400   (1,256,940)     (232,540)
The Japanese Small Company Series.......   2,739,847     503,536     (358,837)      144,699
The Asia Pacific Small Company Series...   1,793,938     287,814     (414,671)     (126,857)
The United Kingdom Small Company Series.   1,556,744     485,141     (207,865)      277,276
The Continental Small Company Series....   3,929,673   1,166,483     (493,804)      672,679
The Canadian Small Company Series.......   1,178,235     112,994     (345,958)     (232,964)
The Emerging Markets Series.............   4,057,940   1,094,308     (448,567)      645,741
The Emerging Markets Small Cap Series...   5,993,234     881,867   (1,078,988)     (197,121)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the following Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)    $(3,794)        $2
                                                     -------     -------         --
                                                     $(3,796)    $(3,794)        $2
                                                     =======     =======         ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

The Asia Pacific Small Company Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   1,121   Australian Dollar Citibank, N.A.  $  853      $  853         $--
 05/03/16   6,831   Hong Kong Dollar  Citibank, N.A.     880         880          --
 05/04/16.  4,298    Hong Kong Dollar Citibank, N.A.     554         554          --
                                                      ------      ------         ---
                                                      $2,287      $2,287         $--
                                                      ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $381 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE CANADIAN SMALL COMPANY SERIES*

                                                                                        UNREALIZED
                                                                                          FOREIGN
SETTLEMENT CURRENCY                                             CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**    CURRENCY            COUNTERPARTY          AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- --------------- --------------------------- -------- -------------- -----------
 05/02/16    991    Canadian Dollar HSBC Bank                    $  789      $  789         $--
 05/03/16    415    Canadian Dollar State Street Bank and Trust     331         331          --
                                                                 ------      ------         ---
                                                                 $1,120      $1,120         $--
                                                                 ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $187 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE EMERGING MARKETS SERIES*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/04/16   13,146  Hong Kong Dollar Citibank, N.A.  $1,695      $1,695         $--
                                                     ------      ------         ---
                                                     $1,695      $1,695         $--
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $282 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  06/17/16    1,280    $131,782   $3,800      $5,760
                                                                       --------   ------      ------
                                                                       $131,782   $3,800      $5,760
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, The U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------      ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The DFA International Value Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                  --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging
  Markets Series. Mini MSCI Emerging Markets Index(R)  06/17/16     830     $34,794    $1,130      $1,494
                                                                            -------    ------      ------
                                                                            $34,794    $1,130      $1,494
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The Emerging Markets Series' average notional contract amount of outstanding futures contracts was $9,461 (amount in thousands).

                                                          EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                  DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... Mini MSCI Emerging Markets Index(R)  06/17/16     735     $30,811     $744       $1,323
                                                                                -------     ----       ------
                                                                                $30,811     $744       $1,323
                                                                                =======     ====       ======

* During the six months ended April 30, 2016, The Emerging Markets Small Cap Series' average notional contract amount of outstanding futures contracts was $13,742 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                               ASSET DERIVATIVES VALUE
                                          --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The U.S. Large Cap Value Series.......     3,800         --       3,800*
   The DFA International Value Series....     1,443          2       1,441*
   The Emerging Markets Series...........     1,130         --       1,130*
   The Emerging Markets Small Cap Series.       744         --         744*

                                             LIABILITY DERIVATIVES VALUE
   -                                      --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The DFA International Value Series....      (241)        --        (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                               REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 9,023        --       9,023
       The DFA International Value Series.... 4,655       184       4,471
       The Continental Small Company Series..   687        --         687
       The Emerging Markets Series...........   853        (2)        855
       The Emerging Markets Small Cap Series. 2,718        --       2,718

                                                 CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 3,800        --       3,800
       The DFA International Value Series.... 1,202         2       1,200
       The Asia Pacific Small Company Series.    (1)       (1)         --
       The Continental Small Company Series..    19        --          19
       The Emerging Markets Series........... 1,130        --       1,130
       The Emerging Markets Small Cap Series.   744        --         744

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series....     0.93%         4,064         12        $ 1         10,760
The Japanese Small Company Series.....     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.     1.00%            87          6         --            124
The United Kingdom Small Company
  Series..............................     1.02%         3,235         16          1         18,012
The Continental Small Company Series..     1.06%         3,141          4         --          4,054
The Emerging Markets Series...........     1.04%        13,399         27         10         27,055
The Emerging Markets Small Cap Series.     0.99%         5,435         17          3         12,660

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                               REALIZED
      PORTFOLIO                              PURCHASES SALES  GAIN (LOSS)
      ---------                              --------- ------ -----------
      The U.S. Large Cap Value Series.......  67,933   89,590    3,047
      The DFA International Value Series....     155    2,914     (210)
      The Asia Pacific Small Company Series.     970       --       --

J. SECURITIES LENDING:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                        MARKET
                                                        VALUE
                                                       --------
                The U.S. Large Cap Value Series....... $667,585
                The DFA International Value Series....      103
                The Japanese Small Company Series.....    7,697
                The Asia Pacific Small Company Series.   25,649
                The Continental Small Company Series..      273
                The Canadian Small Company Series.....    4,143
                The Emerging Markets Series...........  131,046
                The Emerging Markets Small Cap Series.  380,131

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                AS OF APRIL 30, 2016
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Bonds..................................... $  681,194,103   $--        $--        $--    $  681,194,103
THE DFA INTERNATIONAL VALUE SERIES
 Bonds..................................... $  677,033,964   $--        $--        $--    $  677,033,964
THE JAPANESE SMALL COMPANY SERIES
 Bonds..................................... $  300,362,781   $--        $--        $--    $  300,362,781
THE ASIA PACIFIC SMALL COMPANY SERIES
 Bonds..................................... $  290,192,573   $--        $--        $--    $  290,192,573
THE UNITED KINGDOM SMALL COMPANY
  SERIES
 Bonds..................................... $   51,178,392   $--        $--        $--    $   51,178,392
THE CONTINENTAL SMALL COMPANY SERIES
 Bonds..................................... $  585,473,541   $--        $--        $--    $  585,473,541
THE CANADIAN SMALL COMPANY SERIES
 Bonds..................................... $  180,764,765   $--        $--        $--    $  180,764,765
THE EMERGING MARKETS SERIES
 Bonds..................................... $  212,173,878   $--        $--        $--    $  212,173,878
THE EMERGING MARKETS SMALL CAP SERIES
 Bonds..................................... $  723,854,282   $--        $--        $--    $  723,854,282
                                            --------------   ---        ---        ---    --------------
Total Borrowings........................... $3,702,228,279   $--        $--        $--    $3,702,228,279
                                            --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                               $3,702,228,279
                                                                                          ==============

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune

MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series .

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,044.90    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.07    0.16%    $0.81

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.7%
              Energy.......................................  14.8%
              Financials...................................  32.0%
              Health Care..................................   0.4%
              Industrials..................................  10.4%
              Information Technology.......................   7.5%
              Materials....................................  16.5%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        8,689            0.0%
                                                                     --------------           -----
BRAZIL -- (5.6%)
    Banco do Brasil SA..................................  11,814,302     75,950,925            0.5%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  29,361,462    146,668,581            0.9%
*   Petroleo Brasileiro SA Sponsored ADR................  22,735,012    175,286,943            1.1%
    Vale SA Sponsored ADR...............................  18,793,165    106,557,246            0.7%
    Other Securities....................................                432,322,646            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                936,786,341            6.0%
                                                                     --------------           -----
CHILE -- (1.5%)
    Other Securities....................................                255,557,151            1.6%
                                                                     --------------           -----
CHINA -- (12.8%)
    Agricultural Bank of China, Ltd. Class H............ 188,329,000     67,970,383            0.4%
    Bank of China, Ltd. Class H......................... 535,573,817    216,850,814            1.4%
    China Construction Bank Corp. Class H............... 655,229,101    416,153,725            2.7%
    China Petroleum & Chemical Corp. ADR................   1,123,431     79,505,198            0.5%
    China Unicom Hong Kong, Ltd. ADR....................   7,246,321     84,781,956            0.6%
    CNOOC, Ltd.......................................... 100,944,000    124,698,172            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 331,329,996    177,394,368            1.1%
    Other Securities....................................                979,800,225            6.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,147,154,841           13.6%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,237,484            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 45,107,822            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                  8,432,456            0.1%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    496,273            0.0%
                                                                     --------------           -----
HUNGARY -- (0.6%)
    OTP Bank P.L.C......................................   3,169,912     83,993,406            0.5%
    Other Securities....................................                 16,959,236            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                100,952,642            0.6%
                                                                     --------------           -----
INDIA -- (10.9%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    117,894,541            0.8%
    Reliance Industries, Ltd............................  20,407,674    301,143,509            1.9%
*   Tata Motors, Ltd....................................  13,804,539     84,465,246            0.6%
    Other Securities....................................              1,337,125,341            8.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,840,628,637           11.7%
                                                                     --------------           -----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT.........................  91,442,931     66,472,082            0.4%
    Other Securities....................................                377,233,286            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                443,705,368            2.8%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                         --            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $  652,252,308            4.1%
                                                                     --------------           -----
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.........................  34,589,985     65,059,848            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  13,493,350    100,525,458            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,873,583    174,636,671            1.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  21,258,812    120,870,636            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  34,196,398     86,978,484            0.6%
    Other Securities....................................                405,870,306            2.6%
                                                                     --------------           -----
TOTAL MEXICO............................................                953,941,403            6.1%
                                                                     --------------           -----
PHILIPPINES -- (1.2%)
    Other Securities....................................                196,109,817            1.2%
                                                                     --------------           -----
POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   3,909,419     70,508,196            0.5%
    Other Securities....................................                217,883,885            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                288,392,081            1.8%
                                                                     --------------           -----
RUSSIA -- (2.5%)
    Gazprom PAO Sponsored ADR...........................  63,832,740    331,673,577            2.1%
    LUKOIL PJSC ADR.....................................   1,509,582     64,319,675            0.4%
    Other Securities....................................                 18,883,789            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................                414,877,041            2.6%
                                                                     --------------           -----
SOUTH AFRICA -- (8.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   5,678,422     93,410,042            0.6%
    Gold Fields, Ltd. Sponsored ADR.....................  12,391,918     58,242,015            0.4%
    Sanlam, Ltd.........................................  14,352,224     69,699,652            0.4%
    Sasol, Ltd..........................................   3,753,626    122,781,669            0.8%
    Standard Bank Group, Ltd............................  16,569,484    148,799,587            0.9%
    Steinhoff International Holdings NV.................  26,504,646    165,800,635            1.1%
    Other Securities....................................                762,634,584            4.8%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,421,368,184            9.0%
                                                                     --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................   3,086,346     69,209,906            0.5%
    Hyundai Motor Co....................................   1,311,874    164,602,889            1.1%
    Hyundai Steel Co....................................   1,050,773     57,636,492            0.4%
    KB Financial Group, Inc. ADR........................   3,033,727     92,255,638            0.6%
    Kia Motors Corp.....................................   1,531,475     64,232,628            0.4%
    LG Electronics, Inc.................................   1,692,217     86,108,297            0.6%
    POSCO...............................................     610,074    127,819,714            0.8%
    POSCO ADR...........................................   1,559,371     81,118,479            0.5%
    Shinhan Financial Group Co., Ltd....................   3,715,255    136,223,334            0.9%
    SK Innovation Co., Ltd..............................     597,717     80,726,056            0.5%
    Other Securities....................................              1,352,491,182            8.4%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,312,424,615           14.7%
                                                                     --------------           -----
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd.................... 146,481,416     71,636,661            0.5%
    Fubon Financial Holding Co., Ltd....................  88,406,471    107,088,420            0.7%
    Mega Financial Holding Co., Ltd..................... 128,426,796     91,015,166            0.6%
    United Microelectronics Corp........................ 216,382,681     80,270,145            0.5%
    Other Securities....................................              1,833,187,527           11.6%
                                                                     --------------           -----
TOTAL TAIWAN............................................              2,183,197,919           13.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
THAILAND -- (3.2%)
      PTT Global Chemical PCL..............  33,388,741 $    59,742,236            0.4%
      PTT PCL..............................  21,629,500     188,244,145            1.2%
      Other Securities.....................                 297,979,424            1.9%
                                                        ---------------          ------
TOTAL THAILAND.............................                 545,965,805            3.5%
                                                        ---------------          ------
TURKEY -- (1.8%)
      Other Securities.....................                 311,212,093            2.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              15,091,808,970           95.8%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
*     Petroleo Brasileiro SA...............  28,867,973      85,867,373            0.6%
*     Petroleo Brasileiro SA Sponsored ADR.  22,867,709     134,919,483            0.9%
      Vale SA..............................  23,147,649     105,937,049            0.7%
      Vale SA Sponsored ADR................  12,556,282      57,005,520            0.4%
      Other Securities.....................                  93,630,516            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 477,359,941            3.0%
                                                        ---------------          ------
CHILE -- (0.0%)
      Other Securities.....................                      61,906            0.0%
                                                        ---------------          ------
COLOMBIA -- (0.1%)
      Other Securities.....................                  14,691,549            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 492,113,396            3.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      75,279            0.0%
                                                        ---------------          ------
MALAYSIA -- (0.0%)
      Other Securities.....................                      76,047            0.0%
                                                        ---------------          ------
POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities.....................                     206,459            0.0%
                                                        ---------------          ------
THAILAND -- (0.0%)
      Other Securities.....................                   3,880,788            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   4,238,573            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              15,588,160,939
                                                        ---------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 105,719,937   1,223,179,673            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,120,997,752).................               $16,811,340,612          106.7%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         8,689   --    $         8,689
  Brazil...................... $  936,786,341              --   --        936,786,341
  Chile.......................     93,032,364     162,524,787   --        255,557,151
  China.......................    211,254,845   1,935,899,996   --      2,147,154,841
  Colombia....................     33,237,484              --   --         33,237,484
  Czech Republic..............             --      45,107,822   --         45,107,822
  Greece......................             --       8,432,456   --          8,432,456
  Hong Kong...................             --         496,273   --            496,273
  Hungary.....................             --     100,952,642   --        100,952,642
  India.......................    133,840,939   1,706,787,698   --      1,840,628,637
  Indonesia...................      2,495,485     441,209,883   --        443,705,368
  Israel......................             --              --   --                 --
  Malaysia....................             --     652,252,308   --        652,252,308
  Mexico......................    951,424,728       2,516,675   --        953,941,403
  Philippines.................             --     196,109,817   --        196,109,817
  Poland......................             --     288,392,081   --        288,392,081
  Russia......................      2,222,581     412,654,460   --        414,877,041
  South Africa................    260,798,459   1,160,569,725   --      1,421,368,184
  South Korea.................    271,026,352   2,041,398,263   --      2,312,424,615
  Taiwan......................     26,106,128   2,157,091,791   --      2,183,197,919
  Thailand....................    544,838,353       1,127,452   --        545,965,805
  Turkey......................             --     311,212,093   --        311,212,093
Preferred Stocks
  Brazil......................    477,359,941              --   --        477,359,941
  Chile.......................             --          61,906   --             61,906
  Colombia....................     14,691,549              --   --         14,691,549
Rights/Warrants
  Brazil......................             --          75,279   --             75,279
  Malaysia....................             --          76,047   --             76,047
  Poland......................             --              --   --                 --
  South Korea.................             --         206,459   --            206,459
  Thailand....................             --       3,880,788   --          3,880,788
Securities Lending Collateral.             --   1,223,179,673   --      1,223,179,673
Futures Contracts**...........      2,018,225              --   --          2,018,225
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,961,133,774 $12,852,225,063   --    $16,813,358,837
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note F)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,537,497 of securities on loan)*....... $15,588,161
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,223,180
Segregated Cash for Futures Contracts....................................       4,595
Foreign Currencies at Value..............................................      51,995
Cash.....................................................................      95,123
Receivables:
  Investment Securities Sold.............................................      14,701
  Dividends, Interest and Tax Reclaims...................................       7,999
  Securities Lending Income..............................................       2,885
Unrealized Gain on Foreign Currency Contracts............................          10
                                                                          -----------
     Total Assets........................................................  16,988,649
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,223,180
  Investment Securities Purchased........................................      10,090
  Due to Advisor.........................................................       1,265
  Futures Margin Variation...............................................         624
Accrued Expenses and Other Liabilities...................................       2,625
                                                                          -----------
     Total Liabilities...................................................   1,237,784
                                                                          -----------
NET ASSETS............................................................... $15,750,865
                                                                          ===========
Investments at Cost...................................................... $17,897,818
                                                                          ===========
Foreign Currencies at Cost............................................... $    51,424
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $14,910).......... $ 114,565
    Income from Securities Lending................................    16,045
                                                                   ---------
       Total Investment Income....................................   130,610
                                                                   ---------
  Expenses
    Investment Management Fees....................................     7,014
    Accounting & Transfer Agent Fees..............................       374
    Custodian Fees................................................     3,172
    Shareholders' Reports.........................................        24
    Directors'/Trustees' Fees & Expenses..........................        60
    Professional Fees.............................................       225
    Other.........................................................       382
                                                                   ---------
       Total Expenses.............................................    11,251
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (23)
                                                                   ---------
    Net Expenses..................................................    11,228
                                                                   ---------
    Net Investment Income (Loss)..................................   119,382
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (156,202)
      Futures.....................................................     3,573
      Foreign Currency Transactions...............................       389
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   712,106
      Futures.....................................................     2,018
      Translation of Foreign Currency Denominated Amounts.........       147
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   562,031
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 681,413
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
-                                                                        ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2016          2015
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   119,382  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (156,202)    (413,376)
    Futures.............................................................       3,573           --
    Foreign Currency Transactions.......................................         389       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     712,106   (3,319,869)
    Futures.............................................................       2,018           --
    Translation of Foreign Currency Denominated Amounts.................         147          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     681,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     844,861    1,713,486
  Withdrawals...........................................................    (863,467)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............     (18,606)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     662,807   (3,839,459)
Net Assets
  Beginning of Period...................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Period......................................................... $15,750,865  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS


                                                               Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year          Year         Year         Year
                                             Ended          Ended         Ended         Ended        Ended        Ended
                                           April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                              2016           2015          2014          2013         2012         2011
                                         -----------------------------------------------------------------------------------
                                         (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................        4.49%(D)      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,750,865     $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.70%(E)        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................           6%(D)          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, the Fund had significant transfers of securities with a total value of $870,103 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees'

Fees & Expenses. At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $492 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2016, expenses reduced were $23 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases   Sales
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,132,274 $843,416

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,291,865  $1,984,870  $(4,465,394)  $(2,480,524)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
-----------                          ---------- ---------- -------- ----------- ----------
Mini MSCI Emerging Markets Index(R).  06/17/16     455     $ 19,074   $  282      $  831
S&P 500 Emini Index(R)..............  06/17/16     839       86,379    1,736       3,764
                                                           --------   ------      ------
                                                           $105,453   $2,018      $4,595
                                                           ========   ======      ======

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016, the Fund's average notional contract amount of outstanding futures contracts was $48,115 (amount in thousands).

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2016:

                             LOCATION ON THE STATEMENTS OF ASSETS AND
                                           LIABILITIES
                            ------------------------------------------
          DERIVATIVE TYPE    ASSET DERIVATIVES   LIABILITY DERIVATIVES
          ---------------   -------------------- ---------------------
          Equity contracts  Receivables: Futures
                            Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                                ------------------------
                                                 TOTAL VALUE
                                                      AT        EQUITY
                                                APRIL 30, 2016 CONTRACTS
                                                -------------- ---------
       Dimensional Emerging Markets Value Fund.     2,018        2,018

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 3,575       2         3,573

                                                  CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 2,018      --         2,018

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.95%       $12,373         34        $11        $44,019

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the six months ended April 30, 2016.

H. SECURITIES LENDING:

   As of April 30, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $444,675 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2016
                                            -------------------------------------------------------
                                                                    BETWEEN
                                            OVERNIGHT AND           30 & 90
                                             CONTINUOUS    <30 DAYS  DAYS   >90 DAYS     TOTAL
                                            -------------- -------- ------- -------- --------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Bonds..................................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Total Borrowings........................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                          $1,223,179,673
                                                                                     ==============

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-001S
 [LOGO]                                                              00157599

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents


                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................   6
         Tax-Managed U.S. Equity Portfolio..............................   7
         Tax-Managed U.S. Targeted Value Portfolio......................  10
         Tax-Managed U.S. Small Cap Portfolio...........................  13
         T.A. U.S. Core Equity 2 Portfolio..............................  16
         Tax-Managed DFA International Value Portfolio..................  19
         T.A. World ex U.S. Core Equity Portfolio.......................  23
     Statements of Assets and Liabilities...............................  29
     Statements of Operations...........................................  31
     Statements of Changes in Net Assets................................  33
     Financial Highlights...............................................  35
     Notes to Financial Statements......................................  39
  The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide
    Value Series
     Disclosure of Fund Expenses........................................  53
     Disclosure of Portfolio Holdings...................................  54
     Summary Schedule of Portfolio Holdings.............................  55
     Statement of Assets and Liabilities................................  58
     Statement of Operations............................................  59
     Statements of Changes in Net Assets................................  60
     Financial Highlights...............................................  61
     Notes to Financial Statements......................................  62
  Voting Proxies on Fund Portfolio Securities...........................  69
  Board Approval of Investment Management Agreements....................  70

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized
N/A     Does not apply to this Fund.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2016
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  991.60    0.37%    $1.83
Hypothetical 5% Annual Return................. $1,000.00 $1,023.02    0.37%    $1.86

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  998.70    0.22%    $1.09
Hypothetical 5% Annual Return................. $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $  986.00    0.44%    $2.17
Hypothetical 5% Annual Return................. $1,000.00 $1,022.68    0.44%    $2.21

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $  993.60    0.52%    $2.58
Hypothetical 5% Annual Return................. $1,000.00 $1,022.28    0.52%    $2.61

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  997.20    0.24%    $1.19
Hypothetical 5% Annual Return................. $1,000.00 $1,023.67    0.24%    $1.21

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  961.90    0.53%    $2.59
Hypothetical 5% Annual Return................. $1,000.00 $1,022.23    0.53%    $2.66

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $  999.80    0.45%    $2.24
Hypothetical 5% Annual Return................. $1,000.00 $1,022.63    0.45%    $2.26

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   9.7%
              Energy.......................................   6.9%
              Financials...................................  14.1%
              Health Care..................................  14.5%
              Industrials..................................  11.3%
              Information Technology.......................  20.0%
              Materials....................................   3.4%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   3.9%
              Energy.......................................   5.6%
              Financials...................................  27.1%
              Health Care..................................   6.0%
              Industrials..................................  20.6%
              Information Technology.......................  13.1%
              Materials....................................   7.7%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.8%
              Financials...................................  21.1%
              Health Care..................................   8.9%
              Industrials..................................  18.0%
              Information Technology.......................  16.0%
              Materials....................................   5.5%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.1%
              Utilities....................................   4.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.3%
              Financials...................................  17.2%
              Health Care..................................  11.3%
              Industrials..................................  14.5%
              Information Technology.......................  16.8%
              Materials....................................   4.7%
              Telecommunication Services...................   2.9%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   3.2%
              Energy.......................................  17.6%
              Financials...................................  30.5%
              Health Care..................................   1.5%
              Industrials..................................  11.2%
              Information Technology.......................   3.3%
              Materials....................................  12.6%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   8.3%
              Energy.......................................   7.0%
              Financials...................................  19.8%
              Health Care..................................   5.4%
              Industrials..................................  16.5%
              Information Technology.......................   8.2%
              Materials....................................  12.8%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $3,891,906,932
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $2,351,786,184)........................................ $3,891,906,932
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (91.5%)
 Consumer Discretionary -- (12.7%)
 *   Amazon.com, Inc...................    50,569 $ 33,354,807            1.3%
     Comcast Corp. Class A.............   303,298   18,428,386            0.7%
     Home Depot, Inc. (The)............   157,669   21,110,302            0.8%
     McDonald's Corp...................   113,960   14,414,800            0.6%
     Starbucks Corp....................   176,895    9,946,806            0.4%
     Walt Disney Co. (The).............   186,738   19,282,566            0.8%
     Other Securities..................            235,832,088            9.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            352,369,755           13.8%
                                                  ------------           -----
 Consumer Staples -- (8.9%)
     Altria Group, Inc.................   243,844   15,291,457            0.6%
     Coca-Cola Co. (The)...............   513,899   23,022,675            0.9%
     CVS Health Corp...................   135,852   13,653,126            0.5%
     PepsiCo, Inc......................   179,632   18,494,911            0.7%
     Philip Morris International, Inc..   194,865   19,120,154            0.8%
     Procter & Gamble Co. (The)........   338,366   27,109,884            1.1%
 #   Wal-Mart Stores, Inc..............   195,872   13,097,961            0.5%
     Other Securities..................            116,497,132            4.5%
                                                  ------------           -----
 Total Consumer Staples................            246,287,300            9.6%
                                                  ------------           -----
 Energy -- (6.3%)
     Chevron Corp......................   237,001   24,216,762            1.0%
     Exxon Mobil Corp..................   523,363   46,265,289            1.8%
     Schlumberger, Ltd.................   163,940   13,170,940            0.5%
     Other Securities..................             92,092,443            3.6%
                                                  ------------           -----
 Total Energy..........................            175,745,434            6.9%
                                                  ------------           -----
 Financials -- (12.9%)
     Bank of America Corp.............. 1,262,804   18,386,426            0.7%
 *   Berkshire Hathaway, Inc. Class B..   231,000   33,605,880            1.3%
     Citigroup, Inc....................   367,635   17,014,148            0.7%
     JPMorgan Chase & Co...............   461,003   29,135,390            1.2%
     Wells Fargo & Co..................   597,868   29,881,443            1.2%
     Other Securities..................            229,433,962            8.9%
                                                  ------------           -----
 Total Financials......................            357,457,249           14.0%
                                                  ------------           -----
 Health Care -- (13.2%)
     AbbVie, Inc.......................   203,397   12,407,217            0.5%
 *   Allergan P.L.C....................    48,324   10,465,045            0.4%
     Amgen, Inc........................    93,547   14,808,490            0.6%
     Bristol-Myers Squibb Co...........   210,306   15,179,887            0.6%
 *   Celgene Corp......................    92,993    9,616,406            0.4%
     Gilead Sciences, Inc..............   165,139   14,566,911            0.6%
     Johnson & Johnson.................   346,671   38,854,886            1.5%
     Medtronic P.L.C...................   174,527   13,813,812            0.6%
     Merck & Co., Inc..................   346,644   19,009,957            0.8%
     Pfizer, Inc.......................   774,958   25,348,876            1.0%
     UnitedHealth Group, Inc...........   118,981   15,667,418            0.6%
     Other Securities..................            176,239,768            6.7%
                                                  ------------           -----
 Total Health Care.....................            365,978,673           14.3%
                                                  ------------           -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
Industrials -- (10.4%)
    3M Co.................................    76,698 $   12,837,711            0.5%
#   Boeing Co. (The)......................    75,782     10,215,414            0.4%
    General Electric Co................... 1,174,666     36,120,979            1.4%
    Honeywell International, Inc..........    90,406     10,330,694            0.4%
    United Technologies Corp..............   104,815     10,939,542            0.4%
    Other Securities......................              206,889,937            8.1%
                                                     --------------           -----
Total Industrials.........................              287,334,277           11.2%
                                                     --------------           -----
Information Technology -- (18.3%)
*   Alphabet, Inc. Class A................    36,953     26,158,290            1.0%
*   Alphabet, Inc. Class C................    39,178     27,150,746            1.1%
    Apple, Inc............................   695,346     65,181,734            2.6%
    Cisco Systems, Inc....................   626,696     17,227,873            0.7%
*   Facebook, Inc. Class A................   288,300     33,898,314            1.3%
    Intel Corp............................   587,930     17,802,520            0.7%
    International Business Machines Corp..   111,751     16,308,941            0.7%
    MasterCard, Inc. Class A..............   117,746     11,420,185            0.5%
    Microsoft Corp........................   947,329     47,243,297            1.9%
    Oracle Corp...........................   379,490     15,126,471            0.6%
#   Visa, Inc. Class A....................   235,841     18,216,359            0.7%
    Other Securities......................              212,202,442            8.0%
                                                     --------------           -----
Total Information Technology..............              507,937,172           19.8%
                                                     --------------           -----
Materials -- (3.1%)
    Other Securities......................               85,886,681            3.3%
                                                     --------------           -----
Other -- (0.0%)
    Other Securities......................                       --            0.0%
                                                     --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                  153,293            0.0%
                                                     --------------           -----
Telecommunication Services -- (2.4%)
    AT&T, Inc.............................   771,592     29,953,202            1.2%
    Verizon Communications, Inc...........   510,632     26,011,594            1.0%
    Other Securities......................                9,499,650            0.4%
                                                     --------------           -----
Total Telecommunication Services..........               65,464,446            2.6%
                                                     --------------           -----
Utilities -- (3.3%)
    Other Securities......................               91,735,248            3.6%
                                                     --------------           -----
TOTAL COMMON STOCKS.......................            2,536,349,528           99.1%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   46,070            0.0%
                                                     --------------           -----

                                             Face
                                            Amount
                                            ------
                                            (000)
BONDS -- (0.0%)
Health Care -- (0.0%)
    Other Securities......................                    1,952            0.0%
                                                     --------------           -----
TOTAL INVESTMENT SECURITIES...............            2,536,397,550
                                                     --------------


TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.455%. 21,992,705 $   21,992,705            0.9%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..................... 18,522,281    214,302,792            8.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,600,897,431)................................              $2,772,693,047          108.3%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  352,368,517 $      1,238   --    $  352,369,755
  Consumer Staples..............    246,287,300           --   --       246,287,300
  Energy........................    175,745,434           --   --       175,745,434
  Financials....................    357,457,249           --   --       357,457,249
  Health Care...................    365,978,673           --   --       365,978,673
  Industrials...................    287,334,277           --   --       287,334,277
  Information Technology........    507,937,172           --   --       507,937,172
  Materials.....................     85,886,681           --   --        85,886,681
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        153,293           --   --           153,293
  Telecommunication Services....     65,464,446           --   --        65,464,446
  Utilities.....................     91,735,248           --   --        91,735,248
Rights/Warrants.................             --       46,070   --            46,070
Bonds
  Health Care...................             --        1,952   --             1,952
Temporary Cash Investments......     21,992,705           --   --        21,992,705
Securities Lending Collateral...             --  214,302,792   --       214,302,792
Futures Contracts**.............        108,436           --   --           108,436
                                 -------------- ------------   --    --------------
TOTAL........................... $2,558,449,431 $214,352,052   --    $2,772,801,483
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (12.6%)
#   Dillard's, Inc. Class A................   169,983 $ 11,975,302            0.3%
#   GameStop Corp. Class A.................   431,501   14,153,233            0.4%
*   Helen of Troy, Ltd.....................   134,795   13,416,146            0.4%
    PulteGroup, Inc........................ 1,015,099   18,667,671            0.5%
    Service Corp. International............   469,211   12,513,857            0.4%
*   Toll Brothers, Inc.....................   533,730   14,570,829            0.4%
    Wendy's Co. (The)...................... 1,383,503   15,024,843            0.4%
    Other Securities.......................            402,626,820           11.1%
                                                      ------------           -----
Total Consumer Discretionary...............            502,948,701           13.9%
                                                      ------------           -----
Consumer Staples -- (3.6%)
    Ingredion, Inc.........................   176,275   20,287,490            0.6%
*   Post Holdings, Inc.....................   210,453   15,118,944            0.4%
    Other Securities.......................            106,122,511            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            141,528,945            3.9%
                                                      ------------           -----
Energy -- (5.0%)
#   Helmerich & Payne, Inc.................   294,372   19,463,877            0.5%
    Other Securities.......................            180,027,106            5.0%
                                                      ------------           -----
Total Energy...............................            199,490,983            5.5%
                                                      ------------           -----
Financials -- (24.4%)
    Allied World Assurance Co. Holdings AG.   454,224   16,161,290            0.5%
    American Financial Group, Inc..........   370,385   25,597,307            0.7%
    Aspen Insurance Holdings, Ltd..........   254,728   11,806,643            0.3%
    Assurant, Inc..........................   319,133   26,989,078            0.8%
#   Assured Guaranty, Ltd..................   446,031   11,538,822            0.3%
    Axis Capital Holdings, Ltd.............   302,382   16,107,889            0.5%
    CNO Financial Group, Inc............... 1,201,584   22,073,098            0.6%
    Endurance Specialty Holdings, Ltd......   348,737   22,312,193            0.6%
    Hanover Insurance Group, Inc. (The)....   140,426   12,042,934            0.3%
    Old Republic International Corp........   711,683   13,159,019            0.4%
#   People's United Financial, Inc......... 1,007,507   15,616,358            0.4%
    Reinsurance Group of America, Inc......   235,808   22,453,638            0.6%
#   RenaissanceRe Holdings, Ltd............   133,011   14,752,250            0.4%
#   WR Berkley Corp........................   223,655   12,524,680            0.4%
#   Zions Bancorporation...................   632,535   17,407,363            0.5%
    Other Securities.......................            711,559,949           19.5%
                                                      ------------           -----
Total Financials...........................            972,102,511           26.8%
                                                      ------------           -----
Health Care -- (5.4%)
*   Amsurg Corp............................   150,495   12,187,085            0.3%
*   LifePoint Health, Inc..................   217,249   14,677,342            0.4%
#*  Prestige Brands Holdings, Inc..........   234,304   13,303,781            0.4%
    Other Securities.......................            175,531,686            4.8%
                                                      ------------           -----
Total Health Care..........................            215,699,894            5.9%
                                                      ------------           -----
Industrials -- (18.5%)
    ADT Corp. (The)........................   400,539   16,814,627            0.5%
#*  AECOM..................................   498,373   16,192,139            0.5%
#   AGCO Corp..............................   252,212   13,485,776            0.4%
    AMERCO.................................    71,726   25,247,552            0.7%
    Curtiss-Wright Corp....................   182,346   13,964,057            0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                         Shares        Value+     of Net Assets**
                                                         ------        ------     ---------------
Industrials -- (Continued)
*   Jacobs Engineering Group, Inc......................    402,345 $   17,936,540            0.5%
*   JetBlue Airways Corp...............................  1,104,346     21,855,007            0.6%
    Owens Corning......................................    367,806     16,944,822            0.5%
#   Ryder System, Inc..................................    233,530     16,094,888            0.4%
#   Waste Connections, Inc.............................    266,793     17,949,833            0.5%
    Other Securities...................................               560,859,078           15.3%
                                                                   --------------           -----
Total Industrials......................................               737,344,319           20.3%
                                                                   --------------           -----
Information Technology -- (11.8%)
*   Arrow Electronics, Inc.............................    351,633     21,836,409            0.6%
    Avnet, Inc.........................................    445,196     18,306,460            0.5%
*   CACI International, Inc. Class A...................    127,408     12,250,279            0.3%
    Convergys Corp.....................................    496,845     13,166,392            0.4%
#*  First Solar, Inc...................................    287,342     16,045,177            0.5%
    Ingram Micro, Inc. Class A.........................    553,452     19,343,147            0.5%
#   SYNNEX Corp........................................    181,005     14,945,583            0.4%
    Other Securities...................................               354,562,590            9.8%
                                                                   --------------           -----
Total Information Technology...........................               470,456,037           13.0%
                                                                   --------------           -----
Materials -- (7.0%)
    Airgas, Inc........................................    139,912     19,929,065            0.6%
    Reliance Steel & Aluminum Co.......................    235,966     17,454,405            0.5%
    Steel Dynamics, Inc................................    585,303     14,755,489            0.4%
    Other Securities...................................               224,036,442            6.1%
                                                                   --------------           -----
Total Materials........................................               276,175,401            7.6%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                 1,259,095            0.0%
                                                                   --------------           -----
Telecommunication Services -- (1.3%)
#   Frontier Communications Corp.......................  3,600,515     20,018,863            0.6%
    Other Securities...................................                29,633,772            0.8%
                                                                   --------------           -----
Total Telecommunication Services.......................                49,652,635            1.4%
                                                                   --------------           -----
Utilities -- (0.6%)
    UGI Corp...........................................    315,217     12,684,332            0.4%
    Other Securities...................................                 9,848,179            0.2%
                                                                   --------------           -----
Total Utilities........................................                22,532,511            0.6%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             3,589,191,032           98.9%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                       882            0.0%
                                                                   --------------           -----

                                                          Face
                                                         Amount^
                                                         -------         -               -
                                                          (000)
BONDS -- (0.0%)
HEALTH CARE -- (0.0%)
    Other Securities...................................                    17,856            0.0%
                                                                   --------------           -----
TOTAL INVESTMENT SECURITIES............................             3,589,209,770
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional Liquid Reserves, 0.455%. 37,641,740     37,641,740            1.0%
                                                                   --------------           -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                          Face                      Percentage
                                         Amount^       Value+     of Net Assets**
                                         -------       ------     ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@   DFA Short Term Investment Fund.. 30,453,109 $  352,342,474            9.7%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,709,353,849)..............              $3,979,193,984          109.6%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  502,948,701           --   --    $  502,948,701
  Consumer Staples..............    141,528,945           --   --       141,528,945
  Energy........................    199,490,983           --   --       199,490,983
  Financials....................    972,102,511           --   --       972,102,511
  Health Care...................    215,699,894           --   --       215,699,894
  Industrials...................    737,344,319           --   --       737,344,319
  Information Technology........    470,456,037           --   --       470,456,037
  Materials.....................    276,175,401           --   --       276,175,401
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,259,095           --   --         1,259,095
  Telecommunication Services....     49,652,635           --   --        49,652,635
  Utilities.....................     22,532,511           --   --        22,532,511
Rights/Warrants.................             -- $        882   --               882
Bonds
  Health Care...................             --       17,856   --            17,856
Temporary Cash Investments......     37,641,740           --   --        37,641,740
Securities Lending Collateral...             --  352,342,474   --       352,342,474
Futures Contracts**.............      1,022,524           --   --         1,022,524
                                 -------------- ------------   --    --------------
TOTAL........................... $3,627,855,296 $352,361,212   --    $3,980,216,508
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (14.4%)
#   Brinker International, Inc..................... 108,953 $  5,046,703            0.2%
#   Core-Mark Holding Co., Inc.....................  57,794    4,719,458            0.2%
*   Helen of Troy, Ltd.............................  53,819    5,356,605            0.3%
*   Office Depot, Inc.............................. 836,472    4,918,455            0.2%
#   Thor Industries, Inc...........................  99,761    6,386,699            0.3%
#   Vail Resorts, Inc..............................  41,800    5,418,952            0.3%
    Other Securities...............................          334,561,910           15.3%
                                                            ------------           -----
Total Consumer Discretionary.......................          366,408,782           16.8%
                                                            ------------           -----
Consumer Staples -- (3.8%)
    Casey's General Stores, Inc....................  41,226    4,617,312            0.2%
#*  Post Holdings, Inc.............................  82,864    5,952,950            0.3%
    Other Securities...............................           86,215,738            3.9%
                                                            ------------           -----
Total Consumer Staples.............................           96,786,000            4.4%
                                                            ------------           -----
Energy -- (3.2%)
#*  Dril-Quip, Inc.................................  71,288    4,620,888            0.2%
#   Patterson-UTI Energy, Inc...................... 258,733    5,109,977            0.2%
    PBF Energy, Inc. Class A....................... 149,766    4,819,470            0.2%
#*  PDC Energy, Inc................................  86,705    5,444,207            0.3%
    Other Securities...............................           62,232,058            2.9%
                                                            ------------           -----
Total Energy.......................................           82,226,600            3.8%
                                                            ------------           -----
Financials -- (18.1%)
    Aspen Insurance Holdings, Ltd.................. 106,494    4,935,997            0.2%
#   Bank of Hawaii Corp............................  77,207    5,281,731            0.2%
    Cathay General Bancorp......................... 161,692    4,934,840            0.2%
    CNO Financial Group, Inc....................... 336,171    6,175,461            0.3%
    Endurance Specialty Holdings, Ltd.............. 120,463    7,707,223            0.4%
#   First Horizon National Corp.................... 360,615    5,077,459            0.2%
    FNB Corp....................................... 409,087    5,408,130            0.3%
#   Hanover Insurance Group, Inc. (The)............  63,118    5,413,000            0.3%
    Home BancShares, Inc........................... 115,038    4,945,484            0.2%
    MarketAxess Holdings, Inc......................  48,452    5,947,968            0.3%
#   PrivateBancorp, Inc............................ 127,334    5,298,368            0.3%
    Washington Federal, Inc........................ 213,015    5,174,134            0.2%
#   Webster Financial Corp......................... 144,207    5,283,744            0.2%
*   Western Alliance Bancorp....................... 163,870    5,994,365            0.3%
    Other Securities...............................          382,208,470           17.4%
                                                            ------------           -----
Total Financials...................................          459,786,374           21.0%
                                                            ------------           -----
Health Care -- (7.6%)
#*  Amsurg Corp....................................  71,995    5,830,155            0.3%
    Cantel Medical Corp............................  83,217    5,574,707            0.3%
*   Charles River Laboratories International, Inc..  70,800    5,612,316            0.3%
*   LifePoint Health, Inc..........................  73,942    4,995,521            0.2%
*   Prestige Brands Holdings, Inc.................. 110,081    6,250,399            0.3%
    Other Securities...............................          165,247,076            7.4%
                                                            ------------           -----
Total Health Care..................................          193,510,174            8.8%
                                                            ------------           -----
Industrials -- (15.4%)
    AMERCO.........................................  15,314    5,390,528            0.2%
#*  Dycom Industries, Inc..........................  72,056    5,087,154            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares       Value+     of Net Assets**
                                                          ------       ------     ---------------
Industrials -- (Continued)
    EMCOR Group, Inc...................................    113,450 $    5,500,056            0.3%
*   Hawaiian Holdings, Inc.............................    137,064      5,766,282            0.3%
*   JetBlue Airways Corp...............................    324,746      6,426,723            0.3%
    Other Securities...................................               362,639,886           16.6%
                                                                   --------------           -----
Total Industrials......................................               390,810,629           17.9%
                                                                   --------------           -----
Information Technology -- (13.7%)
    Fair Isaac Corp....................................     47,990      5,121,013            0.2%
#*  Manhattan Associates, Inc..........................    103,202      6,247,849            0.3%
#*  Microsemi Corp.....................................    141,539      4,782,603            0.2%
#   SYNNEX Corp........................................     63,951      5,280,434            0.2%
#*  Take-Two Interactive Software, Inc.................    153,713      5,253,910            0.2%
*   Tech Data Corp.....................................     67,291      4,622,219            0.2%
#*  ViaSat, Inc........................................     67,898      5,207,777            0.2%
    Other Securities...................................               310,922,478           14.4%
                                                                   --------------           -----
Total Information Technology...........................               347,438,283           15.9%
                                                                   --------------           -----
Materials -- (4.7%)
*   Chemtura Corp......................................    175,823      4,896,671            0.2%
    PolyOne Corp.......................................    131,230      4,721,655            0.2%
    Sensient Technologies Corp.........................     73,966      4,974,214            0.2%
    Other Securities...................................               105,659,599            4.9%
                                                                   --------------           -----
Total Materials........................................               120,252,139            5.5%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.1%)
    Other Securities...................................                 2,029,519            0.1%
                                                                   --------------           -----
Telecommunication Services -- (0.9%)
    Other Securities...................................                23,846,826            1.1%
                                                                   --------------           -----
Utilities -- (3.6%)
    IDACORP, Inc.......................................     64,563      4,695,667            0.2%
    New Jersey Resources Corp..........................    145,601      5,195,044            0.2%
#   Spire, Inc.........................................     73,831      4,722,231            0.2%
    WGL Holdings, Inc..................................     82,214      5,581,508            0.3%
    Other Securities...................................                72,532,993            3.3%
                                                                   --------------           -----
Total Utilities........................................                92,727,443            4.2%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             2,175,822,769           99.5%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                       345            0.0%
                                                                   --------------           -----

                                                           Face
                                                          Amount
                                                          ------
                                                          (000)
BONDS -- (0.0%)
Health Care -- (0.0%)
    Other Securities...................................                     4,375            0.0%
                                                                   --------------           -----

                                                          Shares
                                                          ------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.455%. 12,673,603     12,673,603            0.6%
                                                                   --------------           -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@    DFA Short Term Investment Fund.. 30,746,480 $  355,736,778           16.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,710,034,236)...............              $2,544,237,870          116.3%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  366,408,782           --   --    $  366,408,782
  Consumer Staples..............     96,786,000           --   --        96,786,000
  Energy........................     82,226,600           --   --        82,226,600
  Financials....................    459,786,374           --   --       459,786,374
  Health Care...................    193,510,174           --   --       193,510,174
  Industrials...................    390,810,629           --   --       390,810,629
  Information Technology........    347,438,283           --   --       347,438,283
  Materials.....................    120,252,139           --   --       120,252,139
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      2,029,519           --   --         2,029,519
  Telecommunication Services....     23,846,826           --   --        23,846,826
  Utilities.....................     92,727,443           --   --        92,727,443
Rights/Warrants.................             -- $        345   --               345
Bonds...........................
  Health Care...................             --        4,375   --             4,375
Temporary Cash Investments......     12,673,603           --   --        12,673,603
Securities Lending Collateral...             --  355,736,778   --       355,736,778
                                 -------------- ------------   --    --------------
TOTAL........................... $2,188,496,372 $355,741,498   --    $2,544,237,870
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
COMMON STOCKS -- (89.0%)
Consumer Discretionary -- (13.7%)
*   Amazon.com, Inc......................    27,406 $ 18,076,724            0.3%
    Comcast Corp. Class A................   935,332   56,830,772            1.0%
    Ford Motor Co........................ 1,423,335   19,300,423            0.3%
    Home Depot, Inc. (The)...............   110,670   14,817,606            0.3%
    Lowe's Cos., Inc.....................   216,161   16,432,559            0.3%
    Time Warner Cable, Inc...............    88,298   18,728,889            0.3%
    Time Warner, Inc.....................   243,015   18,260,147            0.3%
    Walt Disney Co. (The)................   365,590   37,750,823            0.7%
    Other Securities.....................            686,781,292           11.7%
                                                    ------------           -----
Total Consumer Discretionary.............            886,979,235           15.2%
                                                    ------------           -----
Consumer Staples -- (6.8%)
    Coca-Cola Co. (The)..................   362,304   16,231,219            0.3%
    CVS Health Corp......................   328,752   33,039,576            0.6%
    Mondelez International, Inc. Class A.   462,266   19,858,947            0.3%
    PepsiCo, Inc.........................   155,127   15,971,876            0.3%
    Procter & Gamble Co. (The)...........   558,831   44,773,540            0.8%
    Wal-Mart Stores, Inc.................   588,437   39,348,782            0.7%
    Walgreens Boots Alliance, Inc........   191,505   15,182,516            0.3%
    Other Securities.....................            254,122,202            4.2%
                                                    ------------           -----
Total Consumer Staples...................            438,528,658            7.5%
                                                    ------------           -----
Energy -- (6.5%)
    Chevron Corp.........................   342,238   34,969,879            0.6%
    Exxon Mobil Corp..................... 1,242,880  109,870,592            1.9%
    Schlumberger, Ltd....................   389,997   31,332,359            0.5%
    Other Securities.....................            241,794,312            4.2%
                                                    ------------           -----
Total Energy.............................            417,967,142            7.2%
                                                    ------------           -----
Financials -- (15.3%)
    American Express Co..................   247,203   16,174,492            0.3%
    American International Group, Inc....   269,115   15,021,999            0.3%
    Bank of America Corp................. 1,703,565   24,803,906            0.4%
*   Berkshire Hathaway, Inc. Class B.....   141,321   20,559,379            0.4%
    Citigroup, Inc.......................   539,405   24,963,663            0.4%
    JPMorgan Chase & Co..................   919,964   58,141,725            1.0%
*   Synchrony Financial..................   534,264   16,332,450            0.3%
    U.S. Bancorp.........................   381,670   16,293,492            0.3%
    Wells Fargo & Co..................... 1,209,286   60,440,114            1.0%
    Other Securities.....................            733,652,506           12.5%
                                                    ------------           -----
Total Financials.........................            986,383,726           16.9%
                                                    ------------           -----
Health Care -- (10.1%)
    Amgen, Inc...........................    94,613   14,977,238            0.3%
    Johnson & Johnson....................   406,645   45,576,772            0.8%
    Medtronic P.L.C......................   208,159   16,475,785            0.3%
    Merck & Co., Inc.....................   600,469   32,929,720            0.6%
    Pfizer, Inc.......................... 1,414,117   46,255,767            0.8%
    UnitedHealth Group, Inc..............   220,408   29,023,325            0.5%
    Other Securities.....................            466,980,279            7.9%
                                                    ------------           -----
Total Health Care........................            652,218,886           11.2%
                                                    ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
   Industrials -- (12.9%)
   #       Caterpillar, Inc................   205,263 $   15,953,040            0.3%
           General Electric Co............. 1,383,002     42,527,311            0.7%
           Union Pacific Corp..............   255,543     22,291,016            0.4%
           United Technologies Corp........   221,361     23,103,448            0.4%
           Other Securities................              728,095,526           12.5%
                                                      --------------           -----
   Total Industrials.......................              831,970,341           14.3%
                                                      --------------           -----
   Information Technology -- (15.0%)
   *       Alphabet, Inc. Class A..........    27,256     19,293,977            0.3%
   *       Alphabet, Inc. Class C..........    29,089     20,158,968            0.4%
           Apple, Inc...................... 1,180,127    110,625,105            1.9%
           Cisco Systems, Inc.............. 1,370,126     37,664,764            0.7%
   *       Facebook, Inc. Class A..........   127,617     15,005,207            0.3%
           Intel Corp...................... 1,810,035     54,807,860            1.0%
           Microsoft Corp.................. 1,187,445     59,217,882            1.0%
           Oracle Corp.....................   475,083     18,936,808            0.3%
           QUALCOMM, Inc...................   333,873     16,867,264            0.3%
   #       Visa, Inc. Class A..............   285,324     22,038,426            0.4%
           Other Securities................              591,589,940           10.0%
                                                      --------------           -----
   Total Information Technology............              966,206,201           16.6%
                                                      --------------           -----
   Materials -- (4.2%)
           Dow Chemical Co. (The)..........   290,047     15,259,373            0.3%
           Other Securities................              255,331,504            4.3%
                                                      --------------           -----
   Total Materials.........................              270,590,877            4.6%
                                                      --------------           -----
   Other -- (0.0%)
           Other Securities................                       --            0.0%
                                                      --------------           -----
   Real Estate Investment Trusts -- (0.0%)
           Other Securities................                1,030,827            0.0%
                                                      --------------           -----
   Telecommunication Services -- (2.5%)
           AT&T, Inc....................... 2,048,680     79,529,758            1.4%
           Verizon Communications, Inc.....   863,380     43,980,577            0.8%
           Other Securities................               40,417,460            0.6%
                                                      --------------           -----
   Total Telecommunication Services........              163,927,795            2.8%
                                                      --------------           -----
   Utilities -- (2.0%)
           Other Securities................              132,177,698            2.3%
                                                      --------------           -----
   TOTAL COMMON STOCKS.....................            5,747,981,386           98.6%
                                                      --------------           -----

   RIGHTS/WARRANTS -- (0.0%)
           Other Securities................                  119,495            0.0%
                                                      --------------           -----

                                              Face
                                             Amount
                                             ------
                                             (000)
   BONDS -- (0.0%)
   Health Care -- (0.0%)
           Other Securities................                   10,601            0.0%
                                                      --------------           -----
   TOTAL INVESTMENT SECURITIES.............            5,748,111,482
                                                      --------------


T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.455%. 69,973,838 $   69,973,838            1.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 55,464,476    641,723,988           11.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,491,872,830)................................              $6,459,809,308          110.8%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  886,966,640 $     12,595   --    $  886,979,235
  Consumer Staples..............    438,528,658           --   --       438,528,658
  Energy........................    417,967,142           --   --       417,967,142
  Financials....................    986,383,726           --   --       986,383,726
  Health Care...................    652,218,886           --   --       652,218,886
  Industrials...................    831,970,341           --   --       831,970,341
  Information Technology........    966,206,201           --   --       966,206,201
  Materials.....................    270,590,877           --   --       270,590,877
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,030,827           --   --         1,030,827
  Telecommunication Services....    163,927,795           --   --       163,927,795
  Utilities.....................    132,177,698           --   --       132,177,698
Rights/Warrants.................             --      119,495   --           119,495
Bonds
  Health Care...................             --       10,601   --            10,601
Temporary Cash Investments......     69,973,838           --   --        69,973,838
Securities Lending Collateral...             --  641,723,988   --       641,723,988
Futures Contracts**.............      1,468,260           --   --         1,468,260
                                 -------------- ------------   --    --------------
TOTAL........................... $5,819,410,889 $641,866,679   --    $6,461,277,568
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,315,827 $ 24,119,007            0.8%
    BHP Billiton, Ltd........................... 1,504,508   23,495,809            0.8%
    BHP Billiton, Ltd. Sponsored ADR............   563,499   17,660,059            0.6%
    Rio Tinto, Ltd..............................   389,098   15,182,012            0.5%
    Woodside Petroleum, Ltd.....................   967,135   20,706,357            0.7%
    Other Securities............................             85,473,200            3.0%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            186,636,444            6.4%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              3,015,042            0.1%
                                                           ------------            ----

BELGIUM -- (1.8%)
    Other Securities............................             51,425,023            1.8%
                                                           ------------            ----

CANADA -- (9.1%)
    Bank of Montreal............................   534,159   34,805,800            1.2%
    Canadian Natural Resources, Ltd.............   717,719   21,545,924            0.8%
    Suncor Energy, Inc.(867224107)..............   498,567   14,642,913            0.5%
    Suncor Energy, Inc.(B3NB1P2)................ 1,253,832   36,804,525            1.3%
    Other Securities............................            155,308,235            5.3%
                                                           ------------            ----
TOTAL CANADA....................................            263,107,397            9.1%
                                                           ------------            ----

DENMARK -- (1.8%)
    Vestas Wind Systems A.S.....................   248,599   17,795,224            0.6%
    Other Securities............................             33,443,818            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................             51,239,042            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             20,701,028            0.7%
                                                           ------------            ----

FRANCE -- (9.4%)
    BNP Paribas SA..............................   339,459   17,977,388            0.6%
    Cie de Saint-Gobain.........................   606,622   27,796,956            1.0%
    Engie SA.................................... 1,220,619   20,132,208            0.7%
    Orange SA................................... 1,778,494   29,547,759            1.0%
    Renault SA..................................   244,726   23,613,065            0.8%
    Societe Generale SA.........................   670,289   26,373,968            0.9%
    Total SA.................................... 1,098,928   55,540,697            1.9%
    Other Securities............................             71,394,370            2.5%
                                                           ------------            ----
TOTAL FRANCE....................................            272,376,411            9.4%
                                                           ------------            ----

GERMANY -- (7.5%)
    Allianz SE..................................   217,369   36,980,523            1.3%
    Bayerische Motoren Werke AG.................   291,133   26,933,749            0.9%
    Daimler AG..................................   739,542   51,528,802            1.8%
    E.ON SE..................................... 2,557,387   26,505,195            0.9%
    Other Securities............................             75,369,809            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            217,318,078            7.5%
                                                           ------------            ----

HONG KONG -- (2.4%)
    Other Securities............................             68,922,680            2.4%
                                                           ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.2%)
    Other Securities........................            $  7,488,910            0.2%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities........................              12,318,222            0.4%
                                                        ------------           -----

ITALY -- (1.2%)
    UniCredit SpA...........................  3,923,002   15,213,431            0.5%
    Other Securities........................              19,784,514            0.7%
                                                        ------------           -----
TOTAL ITALY.................................              34,997,945            1.2%
                                                        ------------           -----

JAPAN -- (19.6%)
    Hitachi, Ltd............................  3,419,000   15,666,629            0.5%
    Honda Motor Co., Ltd....................  1,200,200   32,388,320            1.1%
    ITOCHU Corp.............................  1,171,200   14,884,314            0.5%
    Mitsubishi UFJ Financial Group, Inc.....  4,974,134   22,954,694            0.8%
    Mizuho Financial Group, Inc............. 17,491,900   26,218,807            0.9%
    Nissan Motor Co., Ltd...................  1,904,600   16,901,463            0.6%
    Sumitomo Mitsui Financial Group, Inc....    942,227   28,353,202            1.0%
    Other Securities........................             411,569,708           14.2%
                                                        ------------           -----
TOTAL JAPAN.................................             568,937,137           19.6%
                                                        ------------           -----

NETHERLANDS -- (2.9%)
    ING Groep NV............................  1,482,595   18,166,855            0.6%
    Koninklijke Philips NV..................    772,920   21,238,737            0.7%
    Other Securities........................              44,568,784            1.6%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              83,974,376            2.9%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,776,684            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities........................              22,036,985            0.8%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,339,377            0.0%
                                                        ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................              28,646,935            1.0%
                                                        ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  9,351,100   47,487,870            1.7%
    Iberdrola SA............................  2,276,023   16,202,413            0.6%
    Other Securities........................              10,992,579            0.3%
                                                        ------------           -----
TOTAL SPAIN.................................              74,682,862            2.6%
                                                        ------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B........    478,754   15,105,463            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  1,939,774   15,716,839            0.5%
    Other Securities........................              46,721,594            1.7%
                                                        ------------           -----
TOTAL SWEDEN................................              77,543,896            2.7%
                                                        ------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  1,795,508   38,011,380            1.3%
    Cie Financiere Richemont SA.............    432,894   28,865,463            1.0%
    Novartis AG.............................    374,729   28,517,704            1.0%
    Swiss Re AG.............................    347,731   30,905,822            1.1%
    UBS Group AG............................  1,169,374   20,271,623            0.7%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    111,445 $   25,006,499            0.9%
      Other Securities................................                74,323,959            2.5%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               245,902,450            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (18.0%)
      BP P.L.C. Sponsored ADR.........................  3,326,684    111,710,057            3.9%
      Glencore P.L.C..................................  7,129,744     17,039,506            0.6%
      HSBC Holdings P.L.C.............................  2,913,787     19,309,301            0.7%
      HSBC Holdings P.L.C. Sponsored ADR..............  1,512,452     50,410,025            1.7%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,218,765     64,460,481            2.2%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,146,218     61,150,730            2.1%
      Vodafone Group P.L.C............................ 24,834,340     80,012,213            2.8%
      Vodafone Group P.L.C. Sponsored ADR.............    741,273     24,269,266            0.8%
      Other Securities................................                92,622,495            3.2%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               520,984,074           18.0%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             2,816,370,998           97.2%
                                                                  --------------          ------

PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
      Volkswagen AG...................................    152,281     22,090,355            0.8%
      Other Securities................................                 6,256,490            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                28,346,845            1.0%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                28,346,845            1.0%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             2,844,717,843
                                                                  --------------

                                                                     Value+
                                                           -         ------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund..................  4,693,347     54,302,029            1.9%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,016,564,478).............................              $2,899,019,872          100.1%
                                                                  ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 18,987,769 $  167,648,675   --    $  186,636,444
  Austria.....................           --      3,015,042   --         3,015,042
  Belgium.....................    1,110,032     50,314,991   --        51,425,023
  Canada......................  263,101,160          6,237   --       263,107,397
  Denmark.....................           --     51,239,042   --        51,239,042
  Finland.....................           --     20,701,028   --        20,701,028
  France......................    9,515,636    262,860,775   --       272,376,411
  Germany.....................   18,405,840    198,912,238   --       217,318,078
  Hong Kong...................           --     68,922,680   --        68,922,680
  Ireland.....................    1,871,918      5,616,992   --         7,488,910
  Israel......................    1,611,012     10,707,210   --        12,318,222
  Italy.......................      955,972     34,041,973   --        34,997,945
  Japan.......................   14,345,085    554,592,052   --       568,937,137
  Netherlands.................    9,810,316     74,164,060   --        83,974,376
  New Zealand.................           --      2,776,684   --         2,776,684
  Norway......................    3,186,059     18,850,926   --        22,036,985
  Portugal....................           --      1,339,377   --         1,339,377
  Singapore...................           --     28,646,935   --        28,646,935
  Spain.......................       15,143     74,667,719   --        74,682,862
  Sweden......................           --     77,543,896   --        77,543,896
  Switzerland.................    3,994,241    241,908,209   --       245,902,450
  United Kingdom..............  333,704,483    187,279,591   --       520,984,074
Preferred Stocks
  Germany.....................           --     28,346,845   --        28,346,845
Securities Lending Collateral.           --     54,302,029   --        54,302,029
Futures Contracts**...........      824,853             --   --           824,853
                               ------------ --------------   --    --------------
TOTAL......................... $681,439,519 $2,218,405,206   --    $2,899,844,725
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd..........    235,249 $  4,312,096            0.2%
    BHP Billiton, Ltd...................................    328,023    5,122,715            0.2%
    National Australia Bank, Ltd........................    197,650    4,054,993            0.2%
    Westpac Banking Corp................................    208,931    4,904,350            0.2%
    Woodside Petroleum, Ltd.............................    193,020    4,132,558            0.2%
    Other Securities....................................              87,603,940            3.9%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             110,130,652            4.9%
                                                                    ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................               9,823,513            0.4%
                                                                    ------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.............................     45,871    5,690,475            0.3%
    Other Securities....................................              23,281,062            1.0%
                                                                    ------------            ----
TOTAL BELGIUM...........................................              28,971,537            1.3%
                                                                    ------------            ----

BRAZIL -- (1.3%)
    Other Securities....................................              30,338,906            1.4%
                                                                    ------------            ----

CANADA -- (6.2%)
    Suncor Energy, Inc..................................    140,413    4,121,630            0.2%
    Toronto-Dominion Bank (The).........................     92,478    4,116,439            0.2%
    Other Securities....................................             132,568,162            5.9%
                                                                    ------------            ----
TOTAL CANADA............................................             140,806,231            6.3%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................               6,417,884            0.3%
                                                                    ------------            ----

CHINA -- (4.7%)
    China Construction Bank Corp. Class H............... 10,006,200    6,355,208            0.3%
    China Mobile, Ltd. Sponsored ADR....................     73,952    4,253,719            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    5,390,662            0.3%
    Other Securities....................................              90,211,840            3.9%
                                                                    ------------            ----
TOTAL CHINA.............................................             106,211,429            4.7%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               1,715,199            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 546,515            0.0%
                                                                    ------------            ----

DENMARK -- (1.3%)
    Other Securities....................................              30,453,351            1.4%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 124,787            0.0%
                                                                    ------------            ----

FINLAND -- (1.3%)
    UPM-Kymmene Oyj.....................................    210,965    4,038,307            0.2%
    Other Securities....................................              26,290,544            1.2%
                                                                    ------------            ----
TOTAL FINLAND...........................................              30,328,851            1.4%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                        Shares    Value++    of Net Assets**
                                                        ------    -------    ---------------
FRANCE -- (5.4%)
    Cie de Saint-Gobain................................  82,244 $  3,768,628            0.2%
    Cie Generale des Etablissements Michelin...........  36,347    3,796,446            0.2%
    Engie SA........................................... 232,710    3,838,189            0.2%
    Orange SA.......................................... 252,114    4,188,602            0.2%
    Total SA........................................... 219,419   11,089,611            0.5%
    Other Securities...................................           96,737,424            4.2%
                                                                ------------            ----
TOTAL FRANCE...........................................          123,418,900            5.5%
                                                                ------------            ----

GERMANY -- (5.2%)
    BASF SE............................................  97,349    8,053,761            0.4%
    Bayerische Motoren Werke AG........................  57,820    5,349,134            0.3%
    Daimler AG......................................... 140,117    9,762,882            0.5%
    Deutsche Telekom AG................................ 235,891    4,140,696            0.2%
    E.ON SE............................................ 409,415    4,243,247            0.2%
    Fresenius SE & Co. KGaA............................  58,466    4,263,235            0.2%
    Siemens AG.........................................  43,047    4,504,792            0.2%
    Other Securities...................................           78,507,659            3.3%
                                                                ------------            ----
TOTAL GERMANY..........................................          118,825,406            5.3%
                                                                ------------            ----

GREECE -- (0.1%)
    Other Securities...................................            1,852,485            0.1%
                                                                ------------            ----

HONG KONG -- (2.3%)
    AIA Group, Ltd..................................... 729,000    4,353,432            0.2%
    Other Securities...................................           46,767,410            2.1%
                                                                ------------            ----
TOTAL HONG KONG........................................           51,120,842            2.3%
                                                                ------------            ----

HUNGARY -- (0.1%)
    Other Securities...................................            1,748,425            0.1%
                                                                ------------            ----

INDIA -- (2.1%)
    Other Securities...................................           48,771,996            2.2%
                                                                ------------            ----

INDONESIA -- (0.5%)
    Other Securities...................................           12,132,155            0.5%
                                                                ------------            ----

IRELAND -- (0.4%)
    Other Securities...................................            9,345,696            0.4%
                                                                ------------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  67,449    3,672,598            0.2%
    Other Securities...................................            7,786,751            0.3%
                                                                ------------            ----
TOTAL ISRAEL...........................................           11,459,349            0.5%
                                                                ------------            ----

ITALY -- (2.0%)
    Assicurazioni Generali SpA......................... 239,827    3,666,857            0.2%
    Eni SpA............................................ 231,731    3,785,774            0.2%
    Other Securities...................................           38,936,338            1.7%
                                                                ------------            ----
TOTAL ITALY............................................           46,388,969            2.1%
                                                                ------------            ----

JAPAN -- (16.4%)
    Honda Motor Co., Ltd............................... 146,500    3,953,415            0.2%
    NTT DOCOMO, Inc.................................... 149,700    3,590,402            0.2%
    Toyota Motor Corp.................................. 146,955    7,449,105            0.4%
    Toyota Motor Corp. Sponsored ADR...................  41,028    4,172,548            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                         Shares    Value++    of Net Assets**
                                         ------    -------    ---------------
  JAPAN -- (Continued)
      Other Securities..................         $355,370,424           15.7%
                                                 ------------           -----
  TOTAL JAPAN...........................          374,535,894           16.7%
                                                 ------------           -----

  MALAYSIA -- (0.8%)
      Other Securities..................           18,067,086            0.8%
                                                 ------------           -----

  MEXICO -- (1.1%)
      Other Securities..................           24,899,831            1.1%
                                                 ------------           -----

  NETHERLANDS -- (2.1%)
      Koninklijke DSM NV................  64,745    3,973,825            0.2%
      Other Securities..................           44,274,095            1.9%
                                                 ------------           -----
  TOTAL NETHERLANDS.....................           48,247,920            2.1%
                                                 ------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities..................            9,538,339            0.4%
                                                 ------------           -----

  NORWAY -- (0.6%)
      Other Securities..................           14,495,681            0.6%
                                                 ------------           -----

  PERU -- (0.0%)
      Other Securities..................              566,123            0.0%
                                                 ------------           -----

  PHILIPPINES -- (0.3%)
      Other Securities..................            6,923,955            0.3%
                                                 ------------           -----

  POLAND -- (0.3%)
      Other Securities..................            7,425,462            0.3%
                                                 ------------           -----

  PORTUGAL -- (0.3%)
      Other Securities..................            5,523,822            0.2%
                                                 ------------           -----

  RUSSIA -- (0.3%)
      Other Securities..................            6,440,912            0.3%
                                                 ------------           -----

  SINGAPORE -- (0.9%)
      Other Securities..................           20,411,186            0.9%
                                                 ------------           -----

  SOUTH AFRICA -- (1.8%)
      Other Securities..................           41,643,335            1.9%
                                                 ------------           -----

  SOUTH KOREA -- (4.1%)
      Samsung Electronics Co., Ltd......   5,671    6,180,421            0.3%
      Samsung Electronics Co., Ltd. GDR.   8,033    4,386,483            0.2%
      Other Securities..................           83,034,867            3.7%
                                                 ------------           -----
  TOTAL SOUTH KOREA.....................           93,601,771            4.2%
                                                 ------------           -----

  SPAIN -- (1.9%)
      Banco Santander SA................ 764,094    3,880,313            0.2%
      Other Securities..................           39,820,419            1.7%
                                                 ------------           -----
  TOTAL SPAIN...........................           43,700,732            1.9%
                                                 ------------           -----

  SWEDEN -- (2.4%)
      Other Securities..................           53,674,512            2.4%
                                                 ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                     Shares     Value++     of Net Assets**
                                                     ------     -------     ---------------
SWITZERLAND -- (5.4%)
    ABB, Ltd........................................ 219,337 $    4,643,422            0.2%
    Cie Financiere Richemont SA.....................  64,953      4,331,080            0.2%
    Nestle SA....................................... 261,736     19,535,883            0.9%
    Novartis AG Sponsored ADR....................... 117,451      8,922,753            0.4%
    Roche Holding AG................................  19,398      4,907,872            0.2%
    Syngenta AG.....................................  10,331      4,144,435            0.2%
    Other Securities................................             75,927,267            3.4%
                                                             --------------           -----
TOTAL SWITZERLAND...................................            122,412,712            5.5%
                                                             --------------           -----

TAIWAN -- (3.4%)
    Other Securities................................             77,071,792            3.4%
                                                             --------------           -----

THAILAND -- (0.6%)
    Other Securities................................             12,384,077            0.6%
                                                             --------------           -----

TURKEY -- (0.4%)
    Other Securities................................              8,742,748            0.4%
                                                             --------------           -----

UNITED KINGDOM -- (13.0%)
    BP P.L.C. Sponsored ADR......................... 446,412     14,990,518            0.7%
    HSBC Holdings P.L.C. Sponsored ADR.............. 138,043      4,600,973            0.2%
    Rio Tinto P.L.C. Sponsored ADR.................. 112,860      3,798,868            0.2%
    Royal Dutch Shell P.L.C. Class A................ 155,565      4,074,735            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A. 158,928      8,405,702            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B. 149,242      7,962,061            0.4%
    SSE P.L.C....................................... 166,369      3,675,684            0.2%
    Vodafone Group P.L.C. Sponsored ADR............. 137,812      4,511,980            0.2%
    Other Securities................................            243,562,978           10.7%
                                                             --------------           -----
TOTAL UNITED KINGDOM................................            295,583,499           13.2%
                                                             --------------           -----
TOTAL COMMON STOCKS.................................          2,206,824,467           98.4%
                                                             --------------           -----

PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.5%)
    Other Securities................................              9,886,685            0.4%
                                                             --------------           -----

CHILE -- (0.0%)
    Other Securities................................                 60,782            0.0%
                                                             --------------           -----

COLOMBIA -- (0.0%)
    Other Securities................................                257,003            0.0%
                                                             --------------           -----

GERMANY -- (0.3%)
    Other Securities................................              7,010,646            0.3%
                                                             --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                    849            0.0%
                                                             --------------           -----
TOTAL PREFERRED STOCKS..............................             17,215,965            0.7%
                                                             --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities................................                     --            0.0%
                                                             --------------           -----

BRAZIL -- (0.0%)
    Other Securities................................                  3,518            0.0%
                                                             --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 GERMANY -- (0.0%)
        Other Securities................           $          957            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                    1,890            0.0%
                                                   --------------          ------

 NORWAY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 SINGAPORE -- (0.0%)
        Other Securities................                   13,029            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                   12,182            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                    8,628            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                   33,729            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   73,933            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            2,224,114,365
                                                   --------------

                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@   DFA Short Term Investment Fund.. 4,815,428     55,714,498            2.5%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,093,873,994)..............             $2,279,828,863          101.6%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                     Investments in Securities (Market Value)
                  ----------------------------------------------
                    Level 1      Level 2    Level 3    Total
-                 ------------ ------------ ------- ------------
Common Stocks
  Australia...... $  1,845,285 $108,285,367   --    $110,130,652
  Austria........           --    9,823,513   --       9,823,513
  Belgium........    2,882,684   26,088,853   --      28,971,537
  Brazil.........   30,338,906           --   --      30,338,906
  Canada.........  140,777,428       28,803   --     140,806,231
  Chile..........    2,271,891    4,145,993   --       6,417,884
  China..........   10,752,462   95,458,967   --     106,211,429
  Colombia.......    1,713,888        1,311   --       1,715,199
  Czech Republic.           --      546,515   --         546,515
  Denmark........    1,167,277   29,286,074   --      30,453,351
  Egypt..........           --      124,787   --         124,787
  Finland........       45,424   30,283,427   --      30,328,851
  France.........    3,180,439  120,238,461   --     123,418,900
  Germany........    5,254,190  113,571,216   --     118,825,406
  Greece.........           --    1,852,485   --       1,852,485
  Hong Kong......      286,891   50,833,951   --      51,120,842
  Hungary........       35,179    1,713,246   --       1,748,425
  India..........    1,675,431   47,096,565   --      48,771,996
  Indonesia......      329,347   11,802,808   --      12,132,155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
-                              ------------ -------------- ------- --------------
  Ireland..................... $  1,647,219 $    7,698,477   --    $    9,345,696
  Israel......................    4,406,561      7,052,788   --        11,459,349
  Italy.......................    1,694,840     44,694,129   --        46,388,969
  Japan.......................   13,436,804    361,099,090   --       374,535,894
  Malaysia....................           --     18,067,086   --        18,067,086
  Mexico......................   24,899,825              6   --        24,899,831
  Netherlands.................    7,912,779     40,335,141   --        48,247,920
  New Zealand.................       29,962      9,508,377   --         9,538,339
  Norway......................    1,268,881     13,226,800   --        14,495,681
  Peru........................      566,123             --   --           566,123
  Philippines.................       36,900      6,887,055   --         6,923,955
  Poland......................           --      7,425,462   --         7,425,462
  Portugal....................           --      5,523,822   --         5,523,822
  Russia......................      255,299      6,185,613   --         6,440,912
  Singapore...................           --     20,411,186   --        20,411,186
  South Africa................    7,320,343     34,322,992   --        41,643,335
  South Korea.................    4,899,336     88,702,435   --        93,601,771
  Spain.......................    3,526,177     40,174,555   --        43,700,732
  Sweden......................      750,917     52,923,595   --        53,674,512
  Switzerland.................   15,501,540    106,911,172   --       122,412,712
  Taiwan......................    3,100,251     73,971,541   --        77,071,792
  Thailand....................   12,380,678          3,399   --        12,384,077
  Turkey......................       98,896      8,643,852   --         8,742,748
  United Kingdom..............   69,400,027    226,183,472   --       295,583,499
Preferred Stocks
  Brazil......................    9,886,685             --   --         9,886,685
  Chile.......................           --         60,782   --            60,782
  Colombia....................      257,003             --   --           257,003
  Germany.....................           --      7,010,646   --         7,010,646
  United Kingdom..............           --            849   --               849
Rights/Warrants
  Austria.....................           --             --   --                --
  Brazil......................           --          3,518   --             3,518
  Germany.....................           --            957   --               957
  Hong Kong...................           --          1,890   --             1,890
  Norway......................           --             --   --                --
  Singapore...................           --         13,029   --            13,029
  South Korea.................           --         12,182   --            12,182
  Sweden......................           --          8,628   --             8,628
  Thailand....................           --         33,729   --            33,729
Securities Lending Collateral.           --     55,714,498   --        55,714,498
Forward Currency Contracts**..           --             74   --                74
                               ------------ --------------   --    --------------
TOTAL......................... $385,833,768 $1,893,995,169   --    $2,279,828,937
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed     Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small Cap
                                                             Value Portfolio  Portfolio*   Value Portfolio*   Portfolio*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value......................................................  $  3,891,907             --              --              --
Investments at Value (including $0, $289,078, $466,108
 and $402,654 of securities on loan, respectively)..........            --   $  2,536,397    $  3,589,210    $  2,175,827
Temporary Cash Investments at Value & Cost..................            --         21,993          37,642          12,674
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        214,303         352,342         355,737
Segregated Cash for Futures Contracts.......................            --            788           1,161              --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --            988          28,015           2,046
  Dividends, Interest and Tax Reclaims......................            --          2,494           1,615           1,537
  Securities Lending Income.................................            --             98             269             251
  Fund Shares Sold..........................................         1,387            335           1,876           1,176
Prepaid Expenses and Other Assets...........................            41             30              80              38
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     3,893,335      2,777,426       4,012,210       2,549,286
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................            --            160             236              --
  Upon Return of Securities Loaned..........................            --        214,303         352,342         355,737
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --            717          27,752           4,885
  Fund Shares Redeemed......................................         1,130          1,026             977             718
  Due to Advisor............................................           472            423           1,236             888
  Futures Margin Variation..................................            --            116             172              --
Accrued Expenses and Other Liabilities......................           133            176             205             127
                                                              ------------   ------------    ------------    ------------
     Total Liabilities......................................         1,735        216,921         382,920         362,355
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,891,600   $  2,560,505    $  3,629,290    $  2,186,931
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   154,857,737    115,317,828     118,903,665      62,950,053
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      25.13   $      22.20    $      30.52    $      34.74
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  2,351,786   $         --    $         --    $         --
                                                              ------------   ------------    ------------    ------------
Investments at Cost.........................................  $         --   $  1,364,602    $  2,319,370    $  1,341,623
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,334,837   $  1,674,010    $  2,299,233    $  1,330,670
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         5,662          2,979           2,029           1,725
Accumulated Net Realized Gain (Loss)........................        10,980       (288,387)         57,166          20,332
Net Unrealized Appreciation (Depreciation)..................     1,540,121      1,171,903       1,270,862         834,204
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,891,600   $  2,560,505    $  3,629,290    $  2,186,931
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                           Tax-Managed    T.A. World ex
                                                                          T.A. U.S. Core       DFA          U.S. Core
                                                                             Equity 2     International      Equity
                                                                            Portfolio*   Value Portfolio*  Portfolio*
                                                                          -------------- ---------------- -------------
ASSETS:
Investments at Value (including $819,832, $65,572 and $72,533 of
 securities on loan, respectively)....................................... $    5,748,111   $  2,844,718   $  2,224,115
Temporary Cash Investments at Value & Cost...............................         69,974             --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        641,724         54,302         55,714
Segregated Cash for Futures Contracts....................................          1,665          1,205             --
Foreign Currencies at Value..............................................             --          9,578          5,096
Cash.....................................................................             --         29,315          8,009
Receivables:
  Investment Securities Sold.............................................         11,264            867          2,157
  Dividends, Interest and Tax Reclaims...................................          5,205         14,200          9,511
  Securities Lending Income..............................................            361            382            235
  Fund Shares Sold.......................................................          2,930          2,019          4,170
Unrealized Gain on Foreign Currency Contracts............................             --             --             12
Prepaid Expenses and Other Assets........................................             98            118             77
                                                                          --------------   ------------   ------------
     Total Assets........................................................      6,481,332      2,956,704      2,309,096
                                                                          --------------   ------------   ------------
LIABILITIES:
Payables:
  Due to Custodian.......................................................            339             --             --
  Upon Return of Securities Loaned.......................................        641,724         54,302         55,714
  Investment Securities Purchased........................................          4,322          2,000          8,716
  Fund Shares Redeemed...................................................          1,600          1,877            618
  Due to Advisor.........................................................          1,043          1,150            716
  Futures Margin Variation...............................................            246            154             --
Accrued Expenses and Other Liabilities...................................            242            238            262
                                                                          --------------   ------------   ------------
     Total Liabilities...................................................        649,516         59,721         66,026
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,831,816   $  2,896,983   $  2,243,070
                                                                          ==============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    419,305,024    219,522,625    243,619,284
                                                                          ==============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE......................................................... $        13.91   $      13.20   $       9.21
                                                                          ==============   ============   ============
Investments at Cost...................................................... $    3,780,175   $  2,962,262   $  2,038,159
                                                                          ==============   ============   ============
Foreign Currencies at Cost............................................... $           --   $      9,442   $      5,045
                                                                          ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    3,816,748   $  3,090,410   $  2,099,184
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..................................................          7,024         20,087         10,032
Accumulated Net Realized Gain (Loss).....................................         38,640        (97,360)       (52,452)
Net Unrealized Foreign Exchange Gain (Loss)..............................             --            429            299
Net Unrealized Appreciation (Depreciation)...............................      1,969,404       (116,583)       186,007
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,831,816   $  2,896,983   $  2,243,070
                                                                          ==============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000    700,000,000    500,000,000
                                                                          ==============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                               Tax-Managed
                                                                  U.S.                  Tax-Managed
                                                               Marketwide  Tax-Managed U.S. Targeted  Tax-Managed
                                                                  Value    U.S. Equity     Value      U.S. Small
                                                               Portfolio*   Portfolio    Portfolio   Cap Portfolio
                                                               ----------- ----------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $0 and
   $0, respectively)..........................................  $  42,312         --            --           --
  Interest....................................................         46         --            --           --
  Income from Securities Lending..............................        411         --            --           --
  Expenses Allocated from Affiliated Investment Company.......     (3,909)        --            --           --
                                                                ---------   --------     ---------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company......................................     38,860         --            --           --
                                                                ---------   --------     ---------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $7 and
   $3, respectively)..........................................         --   $ 25,789     $  28,344     $ 16,096
  Income from Securities Lending..............................         --        486         1,614        1,436
                                                                ---------   --------     ---------     --------
     Total Investment Income..................................         --     26,275        29,958       17,532
                                                                ---------   --------     ---------     --------
Fund Expenses
  Investment Management Fees..................................      6,447      2,443         7,198        5,183
  Accounting & Transfer Agent Fees............................         12         70            99           60
  Custodian Fees..............................................         --         16            24           18
  Filing Fees.................................................         35         27            41           25
  Shareholders' Reports.......................................         41         22            39           26
  Directors'/Trustees' Fees & Expenses........................         16         10            15            9
  Professional Fees...........................................          5         21            31           19
  Other.......................................................         13         44            60           38
                                                                ---------   --------     ---------     --------
     Total Expenses...........................................      6,569      2,653         7,507        5,378
                                                                ---------   --------     ---------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................     (3,684)        34            --           --
                                                                ---------   --------     ---------     --------
  Net Expenses................................................      2,885      2,687         7,507        5,378
                                                                ---------   --------     ---------     --------
  Net Investment Income (Loss)................................     35,975     23,588        22,451       12,154
                                                                ---------   --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     45,857     35,168        55,794       20,363
    Futures...................................................      2,714         --         1,792          259
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.....................................   (115,950)   (58,143)     (122,586)     (43,287)
    Futures...................................................        344        108         1,022           --
                                                                ---------   --------     ---------     --------
  Net Realized and Unrealized Gain (Loss).....................    (67,035)   (22,867)      (63,978)     (22,665)
                                                                ---------   --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................  $ (31,060)  $    721     $ (41,527)    $(10,511)
                                                                =========   ========     =========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       Tax-Managed
                                                                                           DFA      T.A. World ex
                                                                       T.A. U.S. Core International   U.S. Core
                                                                          Equity 2        Value        Equity
                                                                         Portfolio      Portfolio     Portfolio
                                                                       -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8, $4,135 and $2,607,
   respectively)......................................................    $ 56,968      $  45,490     $ 27,007
  Interest............................................................          --              1           --
  Income from Securities Lending......................................       1,860          1,069        1,140
                                                                          --------      ---------     --------
     Total Investment Income..........................................      58,828         46,560       28,147
                                                                          --------      ---------     --------
Fund Expenses
  Investment Management Fees..........................................       5,960          6,812        4,104
  Accounting & Transfer Agent Fees....................................         154             84           64
  Custodian Fees......................................................          39            141          243
  Filing Fees.........................................................          72             62           49
  Shareholders' Reports...............................................          41             45           26
  Directors'/Trustees' Fees & Expenses................................          23             12            9
  Professional Fees...................................................          46             27           48
  Other...............................................................          87             71           69
                                                                          --------      ---------     --------
     Total Expenses...................................................       6,422          7,254        4,612
                                                                          --------      ---------     --------
  Fees Paid Indirectly (Note C).......................................          --             (6)          (6)
                                                                          --------      ---------     --------
  Net Expenses........................................................       6,422          7,248        4,606
                                                                          --------      ---------     --------
  Net Investment Income (Loss)........................................      52,406         39,312       23,541
                                                                          --------      ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......................................      40,035        (71,166)     (24,201)
    Futures...........................................................       1,487            745           --
    Foreign Currency Transactions.....................................          --            454          216
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................     (97,227)       (84,250)      (1,278)
    Futures...........................................................       1,468            825           --
    Translation of Foreign Currency Denominated Amounts...............          --            510          353
                                                                          --------      ---------     --------
  Net Realized and Unrealized Gain (Loss).............................     (54,237)      (152,882)     (24,910)
                                                                          --------      ---------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.......    $ (1,831)     $(113,570)    $ (1,369)
                                                                          ========      =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                       Six Months       Year      Six Months     Year     Six Months      Year
                                          Ended        Ended         Ended      Ended        Ended       Ended
                                        April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,    Oct. 31,
                                          2016          2015         2016        2015        2016         2015
                                       -----------   ----------   ----------- ----------  -----------  ----------
                                       (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)............................. $   35,975    $   62,974   $   23,588  $   43,201  $   22,451   $   43,342
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     45,857        62,518       35,168      42,709      55,794      135,620
   Futures............................      2,714            --           --          --       1,792       (2,054)
  Change in Unrealized
   Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................   (115,950)      (23,233)     (58,143)     20,870    (122,586)    (114,884)
   Futures............................        344            --          108          --       1,022           --
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................    (31,060)      102,259          721     106,780     (41,527)      62,024
                                       ----------    ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (38,140)      (60,761)     (26,172)    (42,330)    (24,273)     (40,745)
  Net Short-Term Gains................         --            --           --          --          --          (76)
  Net Long-Term Gains.................         --            --           --          --    (128,578)    (125,781)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (38,140)      (60,761)     (26,172)    (42,330)   (152,851)    (166,602)
                                       ----------    ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    393,692       548,871      244,335     326,467     523,472      498,985
  Shares Issued in Lieu of Cash
   Distributions......................     37,479        59,551       24,967      39,973     150,986      164,498
  Shares Redeemed.....................   (331,242)     (453,223)    (177,499)   (248,188)   (521,262)    (460,740)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     99,929       155,199       91,803     118,252     153,196      202,743
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease)
     in Net Assets....................     30,729       196,697       66,352     182,702     (41,182)      98,165
Net Assets
  Beginning of Period.................  3,860,871     3,664,174    2,494,153   2,311,451   3,670,472    3,572,307
                                       ----------    ----------   ----------  ----------  ----------   ----------
  End of Period....................... $3,891,600    $3,860,871   $2,560,505  $2,494,153  $3,629,290   $3,670,472
                                       ==========    ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     16,511        21,617       11,440      14,775      18,375       15,381
  Shares Issued in Lieu of Cash
   Distributions......................      1,512         2,373        1,125       1,830       4,996        5,326
  Shares Redeemed.....................    (13,967)      (17,856)      (8,280)    (11,187)    (17,955)     (14,363)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      4,056         6,134        4,285       5,418       5,416        6,344
                                       ==========    ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    5,662    $    7,827   $    2,979  $    5,563  $    2,029   $    3,851

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                       Six Months     Year
                                          Ended      Ended
                                        April 30,   Oct. 31,
                                          2016        2015
                                       ----------- ----------
                                       (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)............................. $   12,154  $   20,857
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     20,363      98,224
   Futures............................        259        (328)
  Change in Unrealized
   Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    (43,287)    (72,674)
   Futures............................         --          --
                                       ----------  ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................    (10,511)     46,079
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (11,902)    (19,869)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (94,181)    (38,979)
                                       ----------  ----------
    Total Distributions...............   (106,083)    (58,848)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    290,843     310,541
  Shares Issued in Lieu of Cash
   Distributions......................    103,821      57,581
  Shares Redeemed.....................   (281,447)   (257,603)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    113,217     110,519
                                       ----------  ----------
    Total Increase (Decrease)
     in Net Assets....................     (3,377)     97,750
Net Assets
  Beginning of Period.................  2,190,308   2,092,558
                                       ----------  ----------
  End of Period....................... $2,186,931  $2,190,308
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      8,850       8,383
  Shares Issued in Lieu of Cash
   Distributions......................      3,015       1,619
  Shares Redeemed.....................     (8,491)     (6,992)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      3,374       3,010
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    1,725  $    1,473

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                Six Months     Year     Six Months        Year        Six Months     Year
                                                   Ended      Ended        Ended         Ended           Ended      Ended
                                                 April 30,   Oct. 31,    April 30,      Oct. 31,       April 30,   Oct. 31,
                                                   2016        2015        2016           2015           2016        2015
                                                ----------- ----------  -----------     ----------    ----------- ----------
                                                (Unaudited)             (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   52,406  $   88,750  $   39,312     $   92,671     $   23,541  $   51,365
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     40,035         (24)    (71,166)       (21,424)       (24,201)    (19,292)
    Futures....................................      1,487          --         745             --             --          --
    Foreign Currency Transactions..............         --          --         454         (2,134)           216        (877)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (97,227)     16,434     (84,250)      (256,082)        (1,278)   (129,015)
    Futures....................................      1,468          --         825             --             --          --
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --         510            202            353          68
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     (1,831)    105,160    (113,570)      (186,767)        (1,369)    (97,751)
                                                ----------  ----------  ----------      ----------    ----------  ----------
Distributions From:
  Net Investment Income........................    (56,082)    (85,159)    (29,761)       (85,979)       (19,806)    (50,580)
  Net Long-Term Gains..........................       (166)    (65,625)         --         (2,413)            --          --
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Total Distributions.......................    (56,248)   (150,784)    (29,761)       (88,392)       (19,806)    (50,580)
                                                ----------  ----------  ----------      ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................  1,000,870   1,219,843     869,845        951,472        660,910     839,761
  Shares Issued in Lieu of Cash
   Distributions...............................     55,913     150,133      29,376         87,115         19,747      50,399
  Shares Redeemed..............................   (716,041)   (831,410)   (853,838)      (745,754)      (540,725)   (613,016)
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    340,742     538,566      45,383        292,833        139,932     277,144
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    282,663     492,942     (97,948)        17,674        118,757     128,813
Net Assets
  Beginning of Period..........................  5,549,153   5,056,211   2,994,931      2,977,257      2,124,313   1,995,500
                                                ----------  ----------  ----------      ----------    ----------  ----------
  End of Period................................ $5,831,816  $5,549,153  $2,896,983     $2,994,931     $2,243,070  $2,124,313
                                                ==========  ==========  ==========      ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     75,961      86,397      70,022         66,366         76,026      87,442
  Shares Issued in Lieu of Cash
   Distributions...............................      4,044      10,899       2,266          5,863          2,199       5,244
  Shares Redeemed..............................    (54,432)    (59,495)    (68,629)       (52,624)       (63,022)    (65,047)
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     25,573      37,801       3,659         19,605         15,203      27,639
                                                ==========  ==========  ==========      ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    7,024  $   10,700  $   20,087     $   10,536     $   10,032  $    6,297

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Tax-Managed U.S. Marketwide Value Portfolio
                                   ----------------------------------------------------------------------------------------
                                      Six Months          Year           Year           Year           Year           Year
                                         Ended           Ended          Ended          Ended          Ended          Ended
                                       April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                         2016             2015           2014           2013           2012           2011
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    25.60        $    25.33     $    22.35     $    16.76     $    14.42     $    13.78
                                   ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.24              0.43           0.35           0.32           0.28           0.22
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.46)             0.25           2.98           5.60           2.33           0.63
                                   ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations....................      (0.22)             0.68           3.33           5.92           2.61           0.85
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.25)            (0.41)         (0.35)         (0.33)         (0.27)         (0.21)
                                   ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions............      (0.25)            (0.41)         (0.35)         (0.33)         (0.27)         (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    25.13        $    25.60     $    25.33     $    22.35     $    16.76     $    14.42
================================== ===========       ==========     ==========     ==========     ==========     ==========
Total Return......................      (0.84)%(C)         2.73%         14.98%         35.71%         18.34%          6.15%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,891,600        $3,860,871     $3,664,174     $3,110,436     $2,345,296     $2,063,119
Ratio of Expenses to Average Net
 Assets...........................       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor).........................       0.57%(B)(D)       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income to
 Average Net Assets...............       1.95%(D)          1.65%          1.45%          1.66%          1.83%          1.45%
Portfolio Turnover Rate...........        N/A               N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------

                                                         Tax-Managed U.S. Equity Portfolio
                                   --------------------------------------------------------------------------
                                     Six Months       Year        Year        Year        Year         Year
                                        Ended        Ended       Ended       Ended       Ended        Ended
                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                        2016          2015        2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    22.46      $    21.89  $    19.20  $    15.16  $    13.48  $    12.70
                                   ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.21            0.40        0.34        0.32        0.27        0.23
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.24)           0.56        2.69        4.05        1.67        0.77
                                   ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................      (0.03)           0.96        3.03        4.37        1.94        1.00
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.23)          (0.39)      (0.34)      (0.33)      (0.26)      (0.22)
                                   ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.23)          (0.39)      (0.34)      (0.33)      (0.26)      (0.22)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    22.20      $    22.46  $    21.89  $    19.20  $    15.16  $    13.48
================================== ===========     ==========  ==========  ==========  ==========  ==========
Total Return......................      (0.13)%(C)       4.47%      15.89%      29.15%      14.57%       7.92%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,560,505      $2,494,153  $2,311,451  $1,991,461  $1,522,411  $1,364,068
Ratio of Expenses to Average Net
 Assets...........................       0.22%(D)        0.22%       0.22%       0.22%       0.22%       0.22%**
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor).........................       0.22%(D)        0.22%       0.22%       0.22%       0.22%       0.23%**
Ratio of Net Investment Income to
 Average Net Assets...............       1.93%(D)        1.79%       1.66%       1.89%       1.87%       1.65%
Portfolio Turnover Rate...........          1%(C)           1%          2%          3%          7%         11%*
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period November
  1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    Tax-Managed U.S. Targeted Value Portfolio
                                   --------------------------------------------------------------------------  ---------------
                                     Six Months       Year        Year        Year        Year        Year       Six Months
                                        Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                        2016          2015        2014        2013        2012        2011          2016
-------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    32.34      $    33.34  $    31.06  $    22.89  $    20.02  $    19.09  $    36.77
                                   ----------      ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.19            0.39        0.26        0.33        0.21        0.14        0.20
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.66)           0.16        3.11        8.69        2.85        0.93       (0.45)
                                   ----------      ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................      (0.47)           0.55        3.37        9.02        3.06        1.07       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.21)          (0.37)      (0.27)      (0.34)      (0.19)      (0.14)      (0.20)
  Net Realized Gains..............      (1.14)          (1.18)      (0.82)      (0.51)         --          --       (1.58)
                                   ----------      ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.35)          (1.55)      (1.09)      (0.85)      (0.19)      (0.14)      (1.78)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.52      $    32.34  $    33.34  $    31.06  $    22.89  $    20.02  $    34.74
================================== ===========     ==========  ==========  ==========  ==========  ==========  ===========
Total Return......................      (1.40)%(C)       1.89%      11.10%      40.60%      15.39%       5.58%      (0.64)%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,629,290      $3,670,472  $3,572,307  $3,201,053  $2,378,567  $2,191,055  $2,186,931
Ratio of Expenses to Average Net
 Assets...........................       0.44%(D)        0.44%       0.43%       0.44%       0.44%       0.44%       0.52%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.31%(D)        1.19%       0.80%       1.24%       0.98%       0.66%       1.17%(D)
Portfolio Turnover Rate...........         11%(C)          14%          7%          6%         12%         21%          8%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                       Tax-Managed U.S. Small Cap Portfolio
                                   -----------------------------------------------------------
                                      Year        Year        Year        Year        Year
                                     Ended       Ended       Ended       Ended       Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                      2015        2014        2013        2012        2011
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    36.99  $    34.31  $    24.93  $    22.07  $    20.47
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.36        0.25        0.35        0.21        0.15
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.45        2.69        9.40        2.85        1.59
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       0.81        2.94        9.75        3.06        1.74
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.34)      (0.26)      (0.37)      (0.20)      (0.14)
  Net Realized Gains..............      (0.69)         --          --          --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.03)      (0.26)      (0.37)      (0.20)      (0.14)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    36.77  $    36.99  $    34.31  $    24.93  $    22.07
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................       2.31%       8.58%      39.55%      13.95%       8.50%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,190,308  $2,092,558  $1,872,935  $1,331,266  $1,212,285
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.53%       0.53%
Ratio of Net Investment Income to
 Average Net Assets...............       0.96%       0.70%       1.20%       0.90%       0.64%
Portfolio Turnover Rate...........          8%          7%          7%         17%         22%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              T.A. U.S. Core Equity 2 Portfolio
                                         --------------------------------------------------------------------------
                                           Six Months       Year        Year        Year        Year        Year
                                              Ended        Ended       Ended       Ended       Ended       Ended
                                            April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2016          2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $    14.09      $    14.21  $    12.78  $     9.75  $     8.63  $     8.18
                                         ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.13            0.24        0.20        0.19        0.16        0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.17)           0.05        1.55        3.04        1.11        0.45
                                         ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.04)           0.29        1.75        3.23        1.27        0.57
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.14)          (0.23)      (0.20)      (0.19)      (0.15)      (0.12)
  Net Realized Gains....................         --           (0.18)      (0.12)      (0.01)         --          --
                                         ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.14)          (0.41)      (0.32)      (0.20)      (0.15)      (0.12)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    13.91      $    14.09  $    14.21  $    12.78  $     9.75  $     8.63
======================================== ===========     ==========  ==========  ==========  ==========  ==========
Total Return............................      (0.28)%(C)       2.14%      13.88%      33.58%      14.82%       6.97%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,831,816      $5,549,153  $5,056,211  $4,103,753  $2,853,234  $2,432,872
Ratio of Expenses to Average Net
 Assets.................................       0.24%(D)        0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.24%(D)        0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.93%(D)        1.65%       1.51%       1.72%       1.71%       1.39%
Portfolio Turnover Rate.................          1%(C)           7%          7%          2%          6%          6%
---------------------------------------------------------------------------------------------------------------------

                                                         Tax-Managed DFA International Value Portfolio
                                         ----------------------------------------------------------------------------
                                           Six Months        Year         Year        Year        Year         Year
                                              Ended         Ended        Ended       Ended       Ended        Ended
                                            April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                              2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $    13.87      $    15.17   $    15.99   $    12.91  $    12.99  $    14.53
                                         ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.18            0.44         0.66         0.39        0.42        0.46
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.71)          (1.32)       (0.83)        3.09       (0.10)      (1.55)
                                         ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.....      (0.53)          (0.88)       (0.17)        3.48        0.32       (1.09)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.14)          (0.41)       (0.65)       (0.40)      (0.40)      (0.45)
  Net Realized Gains....................         --           (0.01)          --           --          --          --
                                         ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions..................      (0.14)          (0.42)       (0.65)       (0.40)      (0.40)      (0.45)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    13.20      $    13.87   $    15.17   $    15.99  $    12.91  $    12.99
======================================== ===========     ==========   ==========   ==========  ==========  ==========
Total Return............................      (3.81)%(C)      (5.93)%      (1.29)%      27.39%       2.77%      (7.81)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,896,983      $2,994,931   $2,977,257   $2,758,384  $1,971,388  $1,843,496
Ratio of Expenses to Average Net
 Assets.................................       0.53%(D)        0.53%        0.53%        0.53%       0.55%       0.55%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.53%(D)        0.53%        0.53%        0.53%       0.55%       0.55%
Ratio of Net Investment Income to
 Average Net Assets.....................       2.89%(D)        2.99%        4.13%        2.70%       3.32%       3.16%
Portfolio Turnover Rate.................         11%(C)          25%          13%          12%         18%         16%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         T.A. World ex U.S. Core Equity Portfolio
                      ----------------------------------------------------------------------------
                        Six Months        Year         Year        Year        Year         Year
                           Ended         Ended        Ended       Ended       Ended        Ended
                         April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                           2016           2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period. $     9.30      $     9.94   $    10.25   $     8.56  $     8.39  $     9.31
                      ----------      ----------   ----------   ----------  ----------  ----------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).       0.10            0.24         0.28         0.23        0.23        0.25
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......      (0.10)          (0.65)       (0.30)        1.70        0.16       (0.93)
                      ----------      ----------   ----------   ----------  ----------  ----------
   Total from
    Investment
    Operations.......         --           (0.41)       (0.02)        1.93        0.39       (0.68)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............      (0.09)          (0.23)       (0.27)       (0.24)      (0.22)      (0.24)
 Net Realized Gains..         --              --        (0.02)          --          --          --
                      ----------      ----------   ----------   ----------  ----------  ----------
   Total
    Distributions....      (0.09)          (0.23)       (0.29)       (0.24)      (0.22)      (0.24)
----------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $     9.21      $     9.30   $     9.94   $    10.25  $     8.56  $     8.39
====================  ===========     ==========   ==========   ==========  ==========  ==========
Total Return.........      (0.02)%(C)      (4.15)%      (0.25)%      22.88%       4.90%      (7.55)%
----------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $2,243,070      $2,124,313   $1,995,500   $1,725,895  $1,240,607  $1,042,981
Ratio of Expenses
 to Average Net
 Assets..............       0.45%(D)        0.45%        0.45%        0.46%       0.49%       0.48%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor and Fees
 Paid Indirectly)....       0.45%(D)        0.45%        0.45%        0.46%       0.49%       0.48%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       2.29%(D)        2.42%        2.71%        2.45%       2.77%       2.63%
Portfolio Turnover
 Rate................          7%(C)           5%           8%           2%          3%          5%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining eighty-eight portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its pro rata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the

Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          Investment
                                                        Management Fees
                                                        ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio......      0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the six months ended April 30, 2016, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    Previously
                                                                     Recovery      Waived Fees/
                                                                   of Previously     Expenses
                                                                   Waived Fees/       Assumed
                                                      Expense        Expenses    Subject to Future
Institutional Class Shares                       Limitation Amount    Assumed        Recovery
--------------------------                       ----------------- ------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1).       0.35%            --              --
Tax-Managed U.S. Equity Portfolio (2)...........       0.22%            --              --
T.A. U.S. Core Equity 2 Portfolio (3)...........       0.30%            --              --
T.A. World ex U.S. Core Equity Portfolio (4)....       0.60%            --              --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $6
           T.A. World ex U.S. Core Equity Portfolio......      6

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid to the CCO by the Fund were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $ 98
              Tax-Managed U.S. Equity Portfolio.............  106
              Tax-Managed U.S. Targeted Value Portfolio.....  101
              Tax-Managed U.S. Small Cap Portfolio..........   59
              T.A. U.S. Core Equity 2 Portfolio.............  105
              Tax-Managed DFA International Value Portfolio.   88
              T.A. World ex U.S. Core Equity Portfolio......   44

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio............. $130,461  $ 34,165
       Tax-Managed U.S. Targeted Value Portfolio.....  395,833   372,889
       Tax-Managed U.S. Small Cap Portfolio..........  230,044   159,069
       T.A. U.S. Core Equity 2 Portfolio.............  418,874    57,588
       Tax-Managed DFA International Value Portfolio.  334,645   314,026
       T.A. World ex U.S. Core Equity Portfolio......  274,586   135,654

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424         $(1,424)            --
Tax-Managed U.S. Equity Portfolio.............         --               1        $    (1)
Tax-Managed U.S. Targeted Value Portfolio.....      6,446          (1,509)        (4,937)
Tax-Managed U.S. Small Cap Portfolio..........      4,457            (753)        (3,704)
T.A. U.S. Core Equity 2 Portfolio.............        882            (868)           (14)
Tax-Managed DFA International Value Portfolio.      1,465          (1,901)           436
T.A. World ex U.S. Core Equity Portfolio......      1,749          (1,590)          (159)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income    Total
                                             -------------- ------------- ---------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2014........................................    $49,288          --           --     $49,288
2015........................................     60,761          --           --      60,761
Tax-Managed U.S. Equity Portfolio
2014........................................     35,329          --           --      35,329
2015........................................     42,330          --           --      42,330

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term   Tax Exempt
                                               Capital Gains  Capital Gains   Income    Total
                                               -------------- ------------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
2014..........................................    $ 28,250      $ 83,909        --     $112,159
2015..........................................      40,821       125,781        --      166,602
Tax-Managed U.S. Small Cap Portfolio
2014..........................................      14,279            --        --       14,279
2015..........................................      19,870        38,979        --       58,849
T.A. U.S. Core Equity 2 Portfolio
2014..........................................      66,232        39,638        --      105,870
2015..........................................      85,159        65,625        --      150,784
Tax-Managed DFA International Value Portfolio
2014..........................................     120,029            --        --      120,029
2015..........................................      85,981         2,411        --       88,392
T.A. World ex U.S. Core Equity Portfolio
2014..........................................      50,468         3,988        --       54,456
2015..........................................      50,580            --        --       50,580

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                   Income
                                               and Short-Term   Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424            --     $1,424
Tax-Managed U.S. Targeted Value Portfolio.....      1,580        $4,866      6,446
Tax-Managed U.S. Small Cap Portfolio..........        783         3,674      4,457
T.A. U.S. Core Equity 2 Portfolio.............        876             2        878
Tax-Managed DFA International Value Portfolio.      1,465            --      1,465
T.A. World ex U.S. Core Equity Portfolio......      1,749            --      1,749

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................    $ 7,971             --      $ (37,141)    $1,655,277    $1,626,107
Tax-Managed U.S. Equity Portfolio.      5,661             --       (322,969)     1,229,681       912,373
Tax-Managed U.S. Targeted Value
  Portfolio.......................      3,943       $128,577             --      1,392,007     1,524,527
Tax-Managed U.S. Small Cap
  Portfolio.......................      1,526         94,181             --        877,201       972,908
T.A. U.S. Core Equity 2 Portfolio.     10,796            163             --      2,062,284     2,073,243
Tax-Managed DFA International
  Value Portfolio.................     10,616             --        (23,126)       (37,505)      (50,015)
T.A. World ex U.S. Core Equity
  Portfolio.......................      7,982             --        (25,489)       182,607       165,100

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                               --------------------------
                                                2017     2018   Unlimited  Total
                                               ------- -------- --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...      -- $ 37,141       --  $ 37,141
Tax-Managed U.S. Equity Portfolio............. $36,404  286,566       --   322,970
Tax-Managed U.S. Targeted Value Portfolio.....      --       --       --        --
Tax-Managed U.S. Small Cap Portfolio..........      --       --       --        --
T.A. U.S. Core Equity 2 Portfolio.............      --       --       --        --
Tax-Managed DFA International Value Portfolio.      --       --  $23,126    23,126
T.A. World ex U.S. Core Equity Portfolio......      --       --   25,489    25,489

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $62,521
              Tax-Managed U.S. Equity Portfolio...........  42,514

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     Net Unrealized
                                               Federal Tax  Unrealized   Unrealized   Appreciation
                                                  Cost     Appreciation Depreciation (Depreciation)
                                               ----------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,352,237   $1,539,670          --     $1,539,670
Tax-Managed U.S. Equity Portfolio.............  1,601,154    1,216,229   $ (44,690)     1,171,539
Tax-Managed U.S. Targeted Value Portfolio.....  2,709,773    1,366,711     (97,290)     1,269,421
Tax-Managed U.S. Small Cap Portfolio..........  1,710,325      886,460     (52,547)       833,913
T.A. U.S. Core Equity 2 Portfolio.............  4,494,752    2,073,929    (108,872)     1,965,057
Tax-Managed DFA International Value Portfolio.  3,020,831      267,210    (389,021)      (121,811)
T.A. World ex U.S. Core Equity Portfolio......  2,098,498      453,675    (272,344)       181,331

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                                               Unrealized
                                                Expiration Number of  Contract    Gain       Cash
                              Description          Date    Contracts*  Value     (Loss)   Collateral
                         -------------------    ---------- ---------- -------- ---------- ----------
Tax-Managed U.S. Equity
  Portfolio............. S&P 500 Emini Index(R)  06/17/16     175     $18,017     $108       $788
                                                                      -------     ----

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $2,985 (amount in thousands).

                                                                                 Unrealized
                                                  Expiration Number of  Contract    Gain       Cash
                                Description          Date    Contracts*  Value     (Loss)   Collateral
                           -------------------    ---------- ---------- -------- ---------- ----------
Tax-Managed U.S. Targeted
  Value Portfolio......... S&P 500 Emini Index(R)  06/17/16     258     $26,562    $1,022     $1,161
                                                                        -------    ------

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $16,534 (amount in thousands).

                                                                               Unrealized
                                                Expiration Number of  Contract    Gain       Cash
                              Description          Date    Contracts*  Value     (Loss)   Collateral
                         -------------------    ---------- ---------- -------- ---------- ----------
T.A. U.S. Core Equity 2
  Portfolio............. S&P 500 Emini Index(R)  06/17/16     370     $38,093    $1,468     $1,665
                                                                      -------    ------

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $23,977 (amount in thousands).

                                                                                      Unrealized
                                                       Expiration Number of  Contract    Gain       Cash
                                     Description          Date    Contracts*  Value     (Loss)   Collateral
                               --------------------    ---------- ---------- -------- ---------- ----------
Tax-Managed DFA International
  Value Portfolio............. Mini MSCI EAFE Index(R)  06/17/16     200     $16,619     $721      $  717
Tax-Managed DFA International
  Value Portfolio............. S&P 500 Emini Index(R)   06/17/16     110      11,325      104         488
                                                                             -------     ----
                                                                             $27,944     $825      $1,205
                                                                             =======     ====

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $17,209 (amount in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of April 30, 2016:

                           Location on the Statements of Assets and Liabilities
                           ----------------------------------------------------
 Derivative Type              Asset Derivatives         Liability Derivatives
 ---------------           ------------------------    ------------------------
 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                    Asset Derivatives Value
                                               ---------------------------------
                                                Total Value    Foreign
                                                     at       Exchange   Equity
                                               April 30, 2016 Contracts Contracts
                                               -------------- --------- ---------
Tax-Managed U.S. Equity Portfolio.............     $  108        --      $  108*
Tax-Managed U.S. Targeted Value Portfolio.....      1,022        --       1,022*
T.A. U.S. Core Equity 2 Portfolio.............      1,468        --       1,468*
Tax-Managed DFA International Value Portfolio.        825        --         825*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2016:

    Derivative Type   Location of Gain (Loss) on Derivatives
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized gains and losses from the Portfolios derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                       Realized Gain (Loss) on
                                                         Derivatives
                                                       -----------------------
                                                                   Equity
                                                       Total      Contracts
                                                         ------   ---------
        Tax-Managed U.S. Targeted Value Portfolio..... $1,792      $1,792
        Tax-Managed U.S. Small Cap Portfolio*.........    259         259
        T.A. U.S. Core Equity 2 Portfolio.............  1,487       1,487
        Tax-Managed DFA International Value Portfolio.    745         745

                                                       Change in Unrealized
                                                       Appreciation (Depreciation) on
                                                         Derivatives
                                                       ------------------------------
                                                                      Equity
                                                       Total         Contracts
                                                          ------     ---------
        Tax-Managed U.S. Equity Portfolio............. $  108         $  108
        Tax-Managed U.S. Targeted Value Portfolio.....  1,022          1,022
        T.A. U.S. Core Equity 2 Portfolio.............  1,468          1,468
        Tax-Managed DFA International Value Portfolio.    825            825

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                        Weighted      Weighted    Number of   Interest Maximum Amount
                                         Average    Average Loan     Days     Expense  Borrowed During
                                      Interest Rate   Balance    Outstanding* Incurred   the Period
                                      ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio....     0.95%       $ 2,001         16        $ 1        $ 3,487
Tax-Managed U.S. Targeted Value
  Portfolio..........................     1.08%         4,979         13          2         11,566
Tax-Managed U.S. Small Cap Portfolio.     1.12%         4,583         10          1          9,539
T.A. U.S. Core Equity 2 Portfolio....     1.07%         3,711         10          1         18,165
Tax-Managed DFA International Value
  Portfolio..........................     0.93%         6,318         22          3         28,128
T.A. World ex U.S. Core Equity
  Portfolio..........................     0.99%        19,019         28         16         43,743

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016 if any, were executed by the Portfolios pursuant to Rule17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Dimensional Fund Advisors LP (or an affiliate) serves as investment adviser. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    Realized
  Portfolio                                      Purchases  Sales  Gain (Loss)
  ---------                                      --------- ------- -----------
  Tax-Managed U.S. Equity Portfolio.............  $16,953  $   907   $   626
  Tax-Managed U.S. Targeted Value Portfolio.....    9,620   34,733    (3,579)
  Tax-Managed U.S. Small Cap Portfolio..........   11,358   23,391    (3,284)
  T.A. World ex U.S. Core Equity Portfolio......      209      294      (325)
  Tax-Managed DFA International Value Portfolio.      188       --        --
  T.A. U.S. Core Equity 2 Portfolio.............   27,047    6,441    (3,415)

J. Securities Lending:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                            Market
                                                            Value
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $ 81,232
            Tax-Managed U.S. Targeted Value Portfolio.....  124,250
            Tax-Managed U.S. Small Cap Portfolio..........   57,978
            T.A. U.S. Core Equity 2 Portfolio.............  198,028
            Tax-Managed DFA International Value Portfolio.   14,030
            T.A. World ex U.S. Core Equity Portfolio......   23,006
            The Tax-Managed U.S. Marketwide Value Series..  213,696

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                 Remaining Contractual Maturity of the Agreements
                                                               As of April 30, 2016
                                           ------------------------------------------------------------
                                           Overnight and             Between
                                            Continuous    <30 days 30 & 90 days >90 days     Total
                                           -------------- -------- ------------ -------- --------------
Securities Lending Transactions
Tax-Managed U.S. Equity Portfolio
  Bonds................................... $  214,302,792   $--        $--        $--    $  214,302,792
Tax-Managed U.S. Targeted Value Portfolio
  Bonds................................... $  352,342,474   $--        $--        $--    $  352,342,474
Tax-Managed U.S. Small Cap Portfolio
  Bonds................................... $  355,736,778   $--        $--        $--    $  355,736,778
T.A. U.S. Core Equity 2 Portfolio Bonds... $  641,723,988   $--        $--        $--    $  641,723,988
Tax-Managed DFA International Value
  Portfolio Bonds......................... $   54,302,029   $--        $--        $--    $   54,302,029
                                           --------------   ---        ---        ---    --------------
T.A. World ex U.S. Core Equity Portfolio
  Bonds................................... $   55,714,498   $--        $--        $--    $   55,714,498
                                           --------------   ---        ---        ---    --------------
Total Borrowings.......................... $1,674,122,559   $--        $--        $--    $1,674,122,559
                                           --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for securities lending transactions.............. $1,674,122,559
                                                                                         ==============

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                               Percentage of
                                                   Number of    Outstanding
                                                  Shareholders    Shares
                                                  ------------ -------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3            91%
   Tax-Managed U.S. Equity Portfolio.............      3            87%
   Tax-Managed U.S. Targeted Value Portfolio.....      3            95%
   Tax-Managed U.S. Small Cap Portfolio..........      3            93%
   T.A. U.S. Core Equity 2 Portfolio.............      3            90%
   Tax-Managed DFA International Value Portfolio.      3            94%
   T.A. World ex U.S. Core Equity Portfolio......      3            90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2016
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/15  04/30/16    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  992.30    0.21%    $1.04
Hypothetical 5% Annual Return................ $1,000.00 $1,023.82    0.21%    $1.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   8.7%
              Energy.......................................  14.0%
              Financials...................................  19.1%
              Health Care..................................  11.3%
              Industrials..................................  12.5%
              Information Technology.......................   9.6%
              Materials....................................   2.4%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (17.0%)
    Comcast Corp. Class A.................. 3,718,201 $  225,917,893            4.2%
    Ford Motor Co.......................... 2,262,492     30,679,392            0.6%
    Time Warner Cable, Inc.................   693,942    147,192,038            2.8%
    Time Warner, Inc....................... 1,534,860    115,329,380            2.2%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     38,956,210            0.7%
    Other Securities.......................              370,558,365            6.8%
                                                      --------------           -----
Total Consumer Discretionary...............              928,633,278           17.3%
                                                      --------------           -----
Consumer Staples -- (8.5%)
    Archer-Daniels-Midland Co..............   813,476     32,490,231            0.6%
    Constellation Brands, Inc. Class A.....   249,042     38,865,494            0.7%
    CVS Health Corp........................ 1,510,745    151,829,872            2.8%
    Mondelez International, Inc. Class A... 2,081,099     89,404,013            1.7%
#   Tyson Foods, Inc. Class A..............   405,030     26,659,075            0.5%
    Walgreens Boots Alliance, Inc..........   415,953     32,976,754            0.6%
    Other Securities.......................               91,336,897            1.7%
                                                      --------------           -----
Total Consumer Staples.....................              463,562,336            8.6%
                                                      --------------           -----
Energy -- (13.6%)
    Chevron Corp........................... 1,059,509    108,260,630            2.0%
    ConocoPhillips......................... 1,728,838     82,621,168            1.5%
    Exxon Mobil Corp....................... 2,285,264    202,017,338            3.8%
    Marathon Petroleum Corp................   903,936     35,325,819            0.7%
    Phillips 66............................   883,414     72,537,123            1.4%
    Schlumberger, Ltd......................   602,942     48,440,360            0.9%
    Valero Energy Corp.....................   605,899     35,669,274            0.7%
    Other Securities.......................              161,555,248            2.9%
                                                      --------------           -----
Total Energy...............................              746,426,960           13.9%
                                                      --------------           -----
Financials -- (18.6%)
    American International Group, Inc......   899,581     50,214,611            1.0%
    Bank of America Corp................... 5,529,894     80,515,257            1.5%
    Capital One Financial Corp.............   373,787     27,058,441            0.5%
    Citigroup, Inc......................... 2,111,653     97,727,301            1.8%
    CME Group, Inc.........................   414,385     38,086,125            0.7%
    Goldman Sachs Group, Inc. (The)........   209,155     34,324,427            0.7%
    JPMorgan Chase & Co.................... 2,192,830    138,586,856            2.6%
    MetLife, Inc...........................   991,138     44,700,324            0.8%
    Morgan Stanley......................... 1,054,617     28,537,936            0.5%
    Prudential Financial, Inc..............   497,625     38,635,605            0.7%
*   Synchrony Financial....................   914,357     27,951,893            0.5%
    Wells Fargo & Co....................... 1,406,844     70,314,063            1.3%
    Other Securities.......................              340,071,940            6.3%
                                                      --------------           -----
Total Financials...........................            1,016,724,779           18.9%
                                                      --------------           -----
Health Care -- (11.0%)
    Aetna, Inc.............................   558,462     62,698,529            1.2%
    Anthem, Inc............................   504,640     71,038,173            1.3%
*   Boston Scientific Corp................. 1,204,199     26,396,042            0.5%
*   Express Scripts Holding Co.............   501,076     36,944,334            0.7%
    Humana, Inc............................   236,814     41,932,655            0.8%
    Medtronic P.L.C........................   479,908     37,984,718            0.7%
#   Pfizer, Inc............................ 4,484,148    146,676,481            2.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................    499,520 $   72,055,760            1.4%
      Other Securities...................................               106,777,399            1.9%
                                                                     --------------          ------
Total Health Care........................................               602,504,091           11.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      CSX Corp...........................................  1,242,950     33,895,246            0.6%
      General Electric Co................................  3,873,888    119,122,056            2.2%
      Norfolk Southern Corp..............................    545,229     49,130,585            0.9%
      Northrop Grumman Corp..............................    175,493     36,197,186            0.7%
      Southwest Airlines Co..............................    645,761     28,807,398            0.6%
      Union Pacific Corp.................................    888,128     77,471,405            1.5%
      Other Securities...................................               321,650,290            5.9%
                                                                     --------------          ------
Total Industrials........................................               666,274,166           12.4%
                                                                     --------------          ------
Information Technology -- (9.4%)
      Activision Blizzard, Inc...........................    982,162     33,855,124            0.7%
      Cisco Systems, Inc.................................  3,728,589    102,498,912            1.9%
      Intel Corp.........................................  3,141,595     95,127,497            1.8%
      QUALCOMM, Inc......................................    820,308     41,441,960            0.8%
*     Yahoo!, Inc........................................  1,048,770     38,384,982            0.7%
      Other Securities...................................               203,183,370            3.7%
                                                                     --------------          ------
Total Information Technology.............................               514,491,845            9.6%
                                                                     --------------          ------
Materials -- (2.3%)
      Other Securities...................................               125,935,445            2.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.7%)
      AT&T, Inc..........................................  5,441,020    211,220,396            3.9%
      Other Securities...................................                44,036,133            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               255,256,529            4.7%
                                                                     --------------          ------
Utilities -- (0.1%)
      Other Securities...................................                 8,790,449            0.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,328,599,878           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   167,860            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,328,767,738
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,680,486     51,680,486            1.0%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund.....................  7,607,782     88,022,042            1.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,300,426,704)................................              $5,468,470,266          101.7%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1       Level 2   Level 3     Total
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  928,467,808 $   165,470   --    $  928,633,278
  Consumer Staples............    463,562,336          --   --       463,562,336
  Energy......................    746,426,960          --   --       746,426,960
  Financials..................  1,016,724,779          --   --     1,016,724,779
  Health Care.................    602,504,091          --   --       602,504,091
  Industrials.................    666,274,166          --   --       666,274,166
  Information Technology......    514,491,845          --   --       514,491,845
  Materials...................    125,935,445          --   --       125,935,445
  Other.......................             --          --   --                --
  Telecommunication Services..    255,256,529          --   --       255,256,529
  Utilities...................      8,790,449          --   --         8,790,449
Rights/Warrants...............             --     167,860   --           167,860
Temporary Cash Investments....     51,680,486          --   --        51,680,486
Securities Lending Collateral.             --  88,022,042   --        88,022,042
Futures Contracts**...........        474,883          --   --           474,883
                               -------------- -----------   --    --------------
TOTAL......................... $5,380,589,777 $88,355,372   --    $5,468,945,149
                               ============== ===========   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $297,781 of securities on loan)*......... $5,328,768
Temporary Cash Investments at Value & Cost...............................     51,680
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.     88,022
Segregated Cash for Futures Contracts....................................      1,755
Receivables:
  Investment Securities Sold.............................................      7,901
  Dividends and Interest.................................................      6,015
  Securities Lending Income..............................................         56
Prepaid Expenses and Other Assets........................................          4
                                                                          ----------
     Total Assets........................................................  5,484,201
                                                                          ----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................        357
  Upon Return of Securities Loaned.......................................     88,022
  Investment Securities Purchased........................................     17,072
  Due to Advisor.........................................................        870
  Futures Margin Variation...............................................        251
Accrued Expenses and Other Liabilities...................................        252
                                                                          ----------
     Total Liabilities...................................................    106,824
                                                                          ----------
NET ASSETS............................................................... $5,377,377
                                                                          ==========
Investments at Cost...................................................... $3,160,724
                                                                          ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $2)............... $  58,568
    Income from Securities Lending................................       568
                                                                   ---------
       Total Investment Income....................................    59,136
                                                                   ---------
  Expenses
    Investment Management Fees....................................     5,093
    Accounting & Transfer Agent Fees..............................       129
    Custodian Fees................................................        28
    Shareholders' Reports.........................................        10
    Directors'/Trustees' Fees & Expenses..........................        22
    Professional Fees.............................................        47
    Other.........................................................        75
                                                                   ---------
       Total Expenses.............................................     5,404
                                                                   ---------
    Net Expenses..................................................     5,404
                                                                   ---------
    Net Investment Income (Loss)..................................    53,732
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................    65,104
      Futures.....................................................     3,753
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................  (160,166)
      Futures.....................................................       475
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   (90,834)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ (37,102)
                                                                   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          The Tax-Managed U.S.
                                                                         Marketwide Value Series
-                                                                        ----------------------
                                                                         Six Months     Year
                                                                            Ended      Ended
                                                                          April 30,   Oct. 31,
                                                                            2016        2015
-                                                                        ----------- ----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   53,732  $   96,469
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     65,104      88,248
    Futures.............................................................      3,753          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................   (160,166)    (36,271)
    Futures.............................................................        475          --
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    (37,102)    148,446
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    201,134     247,754
  Withdrawals...........................................................   (135,067)   (191,765)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     66,067      55,989
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................     28,965     204,435
Net Assets
  Beginning of Period...................................................  5,348,412   5,143,977
                                                                         ----------  ----------
  End of Period......................................................... $5,377,377  $5,348,412
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     The Tax-Managed U.S. Marketwide Value Series
                                                      ---------------------------------------------------------------------------
                                                        Six Months       Year        Year        Year        Year        Year
                                                           Ended        Ended       Ended       Ended       Ended       Ended
                                                         April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                           2016          2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Total Return.........................................      (0.77)%(C)       2.93%      15.17%      35.92%      18.47%       6.33%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $5,377,377      $5,348,412  $5,143,977  $4,389,755  $3,306,476  $2,901,325
Ratio of Expenses to Average Net Assets..............       0.21%(D)        0.21%       0.21%       0.21%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       2.11%(D)        1.82%       1.61%       1.82%       1.99%       1.61%
Portfolio Turnover Rate..............................          5%(C)           6%          2%          5%         10%         20%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses. At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $137 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $322,820  $235,800

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net Unrealized
                                              Federal Tax  Unrealized   Unrealized   Appreciation
                                                 Cost     Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,301,033   $2,261,287    $(93,850)    $2,167,437

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Series had outstanding futures contracts (dollar amounts in thousands):

                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- ----------
The Tax-Managed U.S.
  Marketwide Value Series. S&P 500 Emini Index(R)   06/17/16     300     $30,887     $475       $1,755
                                                                         -------     ----

* During the six months ended April 30, 2016, the Series' average notional contract amount of outstanding futures contracts was $19,862 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                   Asset Derivatives Value
                                                   -----------------------
                                                    Total Value
                                                         at        Equity
                                                   April 30, 2016 Contracts
                                                   -------------- ---------
     The Tax-Managed U.S. Marketwide Value Series.      $475        $475*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities

   The following is a summary of the location of derivatives on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the six months ended April 30, 2016:

    Derivative Type   Location of Gain (Loss) on Derivatives
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                       Realized Gain (Loss) on
                                                         Derivatives
                                                       -----------------------
                                                                          Equity
                                                       Total             Contracts
                                                         ------          ---------
         The Tax-Managed U.S. Marketwide Value Series. $3,753             $3,753
                                                       Change in Unrealized
                                                       Appreciation (Depreciation) on
                                                         Derivatives
                                                       -----------------------
                                                                          Equity
                                                       Total             Contracts
                                                         ------          ---------
         The Tax-Managed U.S. Marketwide Value Series. $  475             $  475

F. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                Weighted      Weighted    Number of   Maximum Amount
                                                 Average    Average Loan     Days     Borrowed During
                                              Interest Rate   Balance    Outstanding*   the Period
                                              ------------- ------------ ------------ ---------------
The Tax-Managed U.S. Marketwide Value Series.     0.87%         $734          7           $2,249

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

G. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Directors of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                   Realized
   Portfolio                                     Purchases Sales  Gain (Loss)
   ---------                                     --------- ------ -----------
   The Tax-Managed U.S. Marketwide Value Series.  $13,215  $4,130   $1,356

H. Securities Lending:

   As of April 30, 2016, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $213,696 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                              Remaining Contractual Maturity of the Agreements
                                            As of April 30, 2016
                          --------------------------------------------------------------
                          Overnight and              Between
                           Continuous    <30 days  30 & 90 days   >90 days      Total
                          -------------  --------  ------------   --------   -----------
   Securities Lending Transactions
   The Tax-Managed U.S. Marketwide Value Series
      Bonds...........     $88,022,042     $--         $--          $--      $88,022,042
   Total Borrowings......  $88,022,042     $--         $--          $--      $88,022,042
                           -----------     ---         ---          ---      -----------
   Gross amount of recognized liabilities for securities lending transactions $88,022,04
                                                                             ===========

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-002S
 [LOGO]                                                              00157600

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)

                               TABLE OF CONTENTS

              SCHEDULE OF PORTFOLIO HOLDINGS                    1

              SCHEDULE OF INVESTMENTS                           2

              STATEMENT OF ASSETS AND LIABILITIES               7

              STATEMENT OF OPERATIONS                           8

              STATEMENTS OF CHANGES IN NET ASSETS               9

              FINANCIAL HIGHLIGHTS                             10

              NOTES TO FINANCIAL STATEMENTS                    11

              SUPPLEMENTAL INFORMATION                         17

              BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT  19

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings
April 30, 2016 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2016:

                                                       PERCENT OF
              SECURITY ALLOCATION                      INVESTMENTS
              -------------------                      -----------
              Commercial Paper                             46.7%
              U.S. Government Agency Securities            18.0
              Repurchase Agreements                        15.0
              Yankee Certificates of Deposit               11.9
              U.S. Treasury Obligations                     5.3
              Corporate Bonds                               1.9
              Yankee Bonds                                  1.2
                                                          -----
              TOTAL INVESTMENTS                           100.0%

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments
April 30, 2016 (Unaudited)

SECURITY DESCRIPTION                       Rate  Maturity Face Amount $ Fair Value $
--------------------                       ----  -------- ------------- ------------
CORPORATE BONDS - 1.9%
(r)Apple, Inc.                             0.69% 05/05/17    1,700,000    1,700,459
Berkshire Hathaway, Inc.                   2.20% 08/15/16   10,733,000   10,783,327
(r)General Electric Co.                    0.82% 05/11/16   36,280,000   36,282,648
General Electric Co.                       1.50% 07/12/16   16,624,000   16,656,733
(r)Merck & Co., Inc.                       0.81% 05/18/16   10,000,000   10,001,310
(r)Toyota Motor Credit Corp.               0.91% 05/17/16   14,038,000   14,041,495
(r)Toyota Motor Credit Corp.               0.65% 06/13/16  150,000,000  150,025,651
(r)Toyota Motor Credit Corp.               0.81% 02/16/17   15,300,000   15,316,937
(r)Toyota Motor Credit Corp.               0.97% 04/24/17  150,000,000  149,970,900
                                                           -----------  -----------
TOTAL CORPORATE BONDS (Cost $404,778,412)                  404,675,000  404,779,460
                                                           -----------  -----------
YANKEE BONDS - 1.2%
(r)Bank of Nova Scotia                     0.79% 06/20/16   42,000,000   42,018,102
(r)Bank of Nova Scotia                     1.15% 07/15/16   54,562,000   54,620,162
(r)++Commonwealth Bank of Australia        1.12% 09/20/16   10,000,000   10,017,530
Province of Ontario                        1.00% 07/22/16   50,000,000   50,033,500
(r)Royal Bank of Canada                    1.10% 09/09/16   19,436,000   19,461,811
(r)Svenska Handelsbanken AB                1.09% 09/23/16    4,525,000    4,530,910
(r)Toronto Dominion Bank NY                0.59% 05/23/16   50,000,000   50,005,850
(r)Westpac Banking Corp.                   1.06% 11/25/16   40,250,000   40,309,007
                                                           -----------  -----------
TOTAL YANKEE BONDS (Cost $270,924,619)                     270,773,000  270,996,872
                                                           -----------  -----------
COMMERCIAL PAPER - 46.7%
(y)++ANZ National International Ltd.       0.72% 09/19/16  100,000,000   99,715,192
(y)++ANZ National International Ltd.       0.75% 09/28/16  100,000,000   99,685,022
(y)++Apple, Inc.                           0.50% 05/02/16  150,000,000  149,995,811
(y)++Apple, Inc.                           0.38% 05/09/16  100,000,000   99,990,444
(r)++Australia & New Zealand Banking
  Group                                    0.65% 07/06/16  100,000,000  100,022,100
(y)++Bank Nederlandse Gemeent              0.39% 05/27/16  200,000,000  199,941,199
(y)++Bank Nederlandse Gemeent              0.40% 05/31/16  150,000,000  149,948,934
(y)++Bank Nederlandse Gemeent              0.49% 08/01/16  100,000,000   99,874,406
(y)++Bank Nederlandse Gemeent              0.56% 08/31/16  150,000,000  149,711,184
(y)++Bank of Nova Scotia                   0.77% 09/22/16   13,800,000   13,757,074
(y)++Bank of Nova Scotia                   0.79% 09/26/16  100,000,000   99,675,000
(r)++Bank of Nova Scotia                   0.85% 11/21/16   40,000,000   40,001,600
(y)Banque et Caisse d'Epargne de I'Etat    0.48% 07/29/16  100,000,000   99,880,436
(y)Banque et Caisse d'Epargne de I'Etat    0.49% 08/01/16   50,000,000   49,937,203
(y)Banque et Caisse d'Epargne de I'Etat    0.62% 09/23/16  100,000,000   99,749,692
(y)Banque et Caisse d'Epargne de l'Etat    0.38% 05/12/16   75,000,000   74,990,575
(y)++Caisse des Depots et Consignations    0.30% 05/02/16   50,000,000   49,999,163
(y)++Caisse des Depots et Consignations    0.27% 05/16/16  100,000,000   99,988,147
(y)++Caisse des Depots et Consignations    0.38% 06/17/16  100,000,000   99,949,775
(y)++Caisse des Depots et Consignations    0.45% 07/06/16  100,000,000   99,915,756
(y)++Caisse des Depots et Consignations    0.61% 08/15/16  100,000,000   99,819,700
(y)++Coca-Cola Co.                         0.49% 06/23/16   75,000,000   74,944,656
(y)++Coca-Cola Co.                         0.71% 10/13/16   50,000,000   49,836,016
(r)++Commonwealth Bank of Australia        0.56% 05/04/16   25,000,000   25,000,675
(y)++Commonwealth Bank of Australia        0.28% 05/31/16   50,000,000   49,988,089
(r)++Commonwealth Bank of Australia        0.67% 06/28/16  100,000,000  100,025,700
(r)++Commonwealth Bank of Australia        0.65% 06/29/16  100,000,000  100,022,300
(r)++Commonwealth Bank of Australia        0.65% 07/11/16  100,000,000  100,021,000
(y)++Commonwealth Bank of Australia        0.60% 09/01/16   50,000,000   49,897,222
(r)++Commonwealth Bank of Australia        0.79% 10/27/16   90,000,000   89,989,830
(r)++Commonwealth Bank of Australia        0.92% 11/21/16   50,000,000   50,026,350
(r)++Commonwealth Bank of Australia        0.97% 03/02/17  100,000,000  100,004,900
(y)++CPPIB Capital, Inc.                   0.45% 05/03/16   50,000,000   49,998,134
(y)++CPPIB Capital, Inc.                   0.39% 05/24/16   50,000,000   49,987,014
(y)++CPPIB Capital, Inc.                   0.40% 06/06/16  100,000,000   99,958,728
(y)++CPPIB Capital, Inc.                   0.40% 06/07/16   45,000,000   44,980,890
(y)++CPPIB Capital, Inc.                   0.40% 06/08/16   47,195,000   47,174,391
(y)++CPPIB Capital, Inc.                   0.42% 06/22/16   50,000,000   49,969,100
(y)++CPPIB Capital, Inc.                   0.44% 07/08/16  100,000,000   99,915,028

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- ------------
COMMERCIAL PAPER - 46.7% (CONTINUED)
(y)++CPPIB Capital, Inc.              0.45% 07/11/16  100,000,000   99,910,372
(y)++CPPIB Capital, Inc.              0.46% 07/18/16   40,000,000   39,959,733
(y)++CPPIB Capital, Inc.              0.49% 08/02/16  100,000,000   99,872,542
(y)++DBS Bank, Ltd.                   0.38% 05/10/16   90,000,000   89,990,512
(y)++Emerson Electric Co.             0.39% 05/06/16   95,000,000   94,993,904
(y)++Erste Abwicklungsanstalt         0.38% 05/11/16  100,000,000   99,988,467
(y)++Erste Abwicklungsanstalt         0.38% 05/12/16   75,000,000   74,990,575
(y)++Erste Abwicklungsanstalt         0.38% 05/18/16  100,000,000   99,980,842
(y)++Erste Abwicklungsanstalt         0.46% 07/18/16   72,500,000   72,427,016
(y)++Erste Abwicklungsanstalt         0.46% 07/20/16   33,900,000   33,864,712
(y)++Erste Abwicklungsanstalt         0.49% 08/03/16   99,700,000   99,570,789
(y)European Investment Bank           0.35% 06/02/16  100,000,000   99,967,889
(y)Export Development Canada          0.50% 07/11/16   50,000,000   49,949,711
(y)Exxon Mobil Corp.                  0.38% 05/09/16   65,000,000   64,993,789
(y)GE Capital Treasury LLC            0.41% 06/16/16  150,000,000  149,919,200
(y)GE Capital Treasury LLC            0.42% 06/20/16  100,000,000   99,940,922
(y)GE Capital Treasury LLC            0.42% 06/21/16  100,000,000   99,939,492
(y)General Electric Co.               0.40% 06/08/16  100,000,000   99,956,333
(y)General Electric Co.               0.43% 06/29/16   50,000,000   49,964,247
(y)Grainger (WW), Inc.                0.38% 05/12/16   12,300,000   12,298,454
(y)++Koch Resources LLC               0.39% 05/23/16   55,000,000   54,986,323
(y)++Kreditanstalt Fur Wiederaufbau   0.53% 05/02/16  100,000,000   99,997,050
(y)++Kreditanstalt Fur Wiederaufbau   0.38% 05/20/16  100,000,000   99,978,825
(y)++Kreditanstalt Fur Wiederaufbau   0.47% 06/15/16   94,100,000   94,043,979
(y)++National Australia Bank Ltd.     0.58% 09/12/16  100,000,000   99,781,267
(r)++National Australia Bank Ltd.     1.01% 02/28/17  100,000,000  100,038,300
(y)++Nederlandse Waterschaps          0.83% 05/02/16  100,000,000   99,995,392
(y)++Nederlandse Waterschaps          0.74% 05/03/16   87,500,000   87,494,624
(y)++Nederlandse Waterschaps          0.58% 06/16/16   50,000,000   49,962,134
(y)++Nestle Capital Corp.             0.35% 05/05/16   50,000,000   49,997,575
(y)++Nestle Capital Corp.             0.43% 06/15/16   50,000,000   49,972,453
(y)++Nestle Capital Corp.             0.44% 06/16/16  100,000,000   99,943,200
(y)++Nestle Capital Corp.             0.54% 07/19/16   30,000,000   29,964,090
(y)Nestle Finance International Ltd.  0.39% 06/02/16  100,000,000   99,964,017
(y)Nestle Finance International Ltd.  0.41% 06/07/16  200,000,000  199,913,983
(y)Nestle Finance International Ltd.  0.57% 07/27/16  100,000,000   99,862,050
(y)++Nordea Bank AB                   0.44% 05/23/16  200,000,000  199,943,199
(y)++Nordea Bank AB                   0.45% 06/01/16  100,000,000   99,960,400
(y)++Nordea Bank AB                   0.45% 06/08/16  100,000,000   99,951,444
(y)++Nordea Bank AB                   0.45% 06/10/16   50,000,000   49,974,450
(y)++Nordea Bank AB                   0.67% 10/03/16   75,000,000   74,781,836
(y)++Novartis Finance Corp.           0.38% 05/12/16   55,000,000   54,993,088
(y)++Novartis Finance Corp.           0.40% 06/06/16   50,000,000   49,979,364
(y)++Novartis Securities
  Investment, Ltd.                    0.40% 05/11/16  100,000,000   99,987,833
(y)++NRW.Bank                         0.40% 05/10/16   15,000,000   14,998,336
(y)++NRW.Bank                         0.41% 05/17/16  100,000,000   99,980,800
(y)++NRW.Bank                         0.45% 06/03/16  200,000,000  199,915,805
(y)++NRW.Bank                         0.51% 07/12/16   90,000,000   89,907,130
(y)++Pfizer, Inc.                     0.35% 05/11/16  100,000,000   99,989,167
(y)++Pfizer, Inc.                     0.42% 06/10/16   34,000,000   33,983,578
(y)Province of British Columbia       0.39% 05/20/16   12,650,000   12,647,270
(y)Province of British Columbia       0.41% 06/02/16   45,000,000   44,983,085
(y)Province of British Columbia       0.51% 07/14/16   31,840,000   31,806,257
(y)Province of Ontario                0.40% 06/08/16  100,000,000   99,956,333
(y)Province of Ontario                0.46% 07/19/16   50,000,000   49,948,813
(y)++Province of Quebec               0.41% 05/05/16  100,000,000   99,994,350
(y)++Province of Quebec               0.42% 06/21/16  100,000,000   99,939,492
(y)++Province of Quebec               0.45% 07/14/16  100,000,000   99,905,633
(y)++PSP Capital, Inc.                0.38% 05/09/16   50,000,000   49,995,222
(y)++PSP Capital, Inc.                0.39% 05/20/16  100,000,000   99,978,417
(y)++PSP Capital, Inc.                0.40% 06/02/16   74,000,000   73,973,093
(y)++PSP Capital, Inc.                0.40% 06/03/16   25,000,000   24,990,594

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

SECURITY DESCRIPTION                                        Rate  Maturity Face Amount $   Fair Value $
--------------------                                        ----  -------- -------------- --------------
COMMERCIAL PAPER - 46.7% (CONTINUED)
(y)++PSP Capital, Inc.                                      0.41% 06/16/16     25,000,000     24,986,533
(y)++PSP Capital, Inc.                                      0.55% 08/26/16    100,000,000     99,819,186
(y)++Qualcomm, Inc.                                         0.40% 06/07/16     19,550,000     19,541,698
(y)++Qualcomm, Inc.                                         0.42% 06/21/16     25,000,000     24,984,873
(y)++Roche Holdings, Inc.                                   0.50% 05/02/16     60,000,000     59,998,325
(y)++Roche Holdings, Inc.                                   0.42% 06/20/16     90,000,000     89,946,830
(y)++Siemens Capital Co. LLC                                0.41% 06/10/16    100,000,000     99,953,800
(y)++Siemens Capital Co. LLC                                0.41% 06/15/16     50,000,000     49,973,693
(y)++Svenska Handelsbanken AB                               0.45% 06/06/16     50,000,000     49,976,831
(y)++Svenska Handelsbanken AB                               0.51% 07/05/16    100,000,000     99,906,200
(y)++Svenska Handelsbanken AB                               0.58% 08/03/16     50,000,000     49,923,200
(y)++Svenska Handelsbanken AB                               0.64% 08/16/16     80,000,000     79,846,915
(y)++Svenska Handelsbanken AB                               0.73% 09/09/16    100,000,000     99,732,892
(y)Swedbank                                                 0.80% 10/24/16    100,000,000     99,607,906
(y)Swedbank                                                 0.81% 10/26/16    100,000,000     99,600,000
(y)Swedish Export Credit Corp.                              0.62% 09/23/16    100,000,000     99,749,692
(y)++Total Capital Canada, Ltd.                             0.45% 07/15/16    100,000,000     99,904,178
(y)Toyota Motor Credit Corp.                                0.32% 05/19/16    100,000,000     99,982,944
(y)Toyota Motor Credit Corp.                                0.36% 06/02/16    100,000,000     99,966,661
(y)Toyota Motor Credit Corp.                                0.57% 08/03/16     50,000,000     49,925,200
(y)Toyota Motor Credit Corp.                                0.78% 10/20/16    100,000,000     99,628,317
(r)++Westpac Banking Corp.                                  0.61% 05/09/16     50,000,000     50,003,150
(r)++Westpac Banking Corp.                                  0.65% 07/05/16    100,000,000    100,022,300
(y)++Westpac Banking Corp.                                  0.74% 09/12/16     50,000,000     49,862,300
                                                                           -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $10,208,517,383)                              10,218,035,000 10,209,971,812
                                                                           -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 11.9%
(r)Bank of Montreal                                         0.59% 05/09/16    150,000,000    150,008,850
Bank of Montreal                                            0.57% 07/20/16    150,000,000    150,026,933
(r)Bank of Montreal                                         0.73% 10/05/16    150,000,000    149,986,050
(r)Bank of Montreal                                         0.83% 10/11/16    100,000,000    100,027,800
(r)Bank of Montreal                                         0.98% 02/24/17    100,000,000    100,025,200
(r)Bank of Montreal                                         1.02% 05/02/17     25,000,000     25,000,000
(r)Bank of Nova Scotia                                      0.65% 07/15/16    100,000,000    100,021,700
(r)Bank of Nova Scotia                                      0.69% 08/02/16     50,000,000     50,011,300
(r)Bank of Nova Scotia                                      0.96% 03/03/17    100,000,000     99,995,500
(r)Bank of Nova Scotia                                      1.03% 04/12/17    125,000,000    125,029,125
(r)Nordea Bank Finland NY                                   0.61% 05/13/16    125,000,000    125,010,625
(r)Nordea Bank Finland NY                                   0.95% 04/13/17     50,000,000     49,968,050
(r)Royal Bank of Canada NY                                  0.65% 05/04/16    100,000,000    100,003,900
(r)Royal Bank of Canada NY                                  0.59% 05/20/16    100,000,000    100,010,600
(r)Royal Bank of Canada NY                                  0.65% 05/23/16     50,000,000     50,007,800
(r)Royal Bank of Canada NY                                  0.88% 12/02/16     50,000,000     50,006,850
(r)Royal Bank of Canada NY                                  0.91% 12/16/16    100,000,000    100,021,800
(r)Royal Bank of Canada NY                                  0.95% 03/28/17    100,000,000     99,958,300
(r)Toronto Dominion Bank NY                                 0.65% 05/02/16     90,000,000     90,002,160
(r)Toronto Dominion Bank NY                                 0.68% 06/06/16    100,000,000    100,023,900
(r)Toronto Dominion Bank NY                                 0.71% 08/19/16    100,000,000    100,018,400
(r)Toronto Dominion Bank NY                                 0.88% 10/17/16    100,000,000    100,048,300
(r)Toronto Dominion Bank NY                                 0.71% 11/04/16     50,000,000     49,970,600
(r)Toronto Dominion Bank NY                                 0.98% 03/02/17    100,000,000    100,019,600
(r)Toronto Dominion Bank NY                                 0.95% 03/28/17     50,000,000     49,979,600
(r)Toronto Dominion Bank NY                                 0.98% 04/06/17     95,000,000     94,983,185
(r)Westpac Banking Corp.                                    0.56% 05/04/16    100,000,000    100,002,700
(r)Westpac Banking Corp.                                    0.95% 03/20/17     76,000,000     75,973,856
                                                                           -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,585,993,688)                  2,586,000,000  2,586,142,684
                                                                           -------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES - 18.0%
(y)Federal Home Loan Bank                                   0.13% 05/04/16    100,000,000     99,998,600
(y)Federal Home Loan Bank                                   0.17% 05/06/16    100,000,000     99,997,200
(y)Federal Home Loan Bank                                   0.20% 05/09/16    100,000,000     99,995,100
(y)Federal Home Loan Bank                                   0.20% 05/10/16     50,000,000     49,997,200
(y)Federal Home Loan Bank                                   0.21% 05/11/16    115,000,000    114,992,755

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

SECURITY DESCRIPTION                                                               Rate  Maturity Face Amount $ Fair Value $
--------------------                                                               ----  -------- ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 18.0% (CONTINUED)
(y)Federal Home Loan Bank                                                          0.21% 05/13/16   100,000,000    99,992,400
(y)Federal Home Loan Bank                                                          0.22% 05/16/16   100,000,000    99,990,300
(y)Federal Home Loan Bank                                                          0.22% 05/17/16   100,000,000    99,989,600
(y)Federal Home Loan Bank                                                          0.22% 05/18/16   200,000,000   199,977,800
(y)Federal Home Loan Bank                                                          0.23% 05/20/16   150,000,000   149,981,250
(y)Federal Home Loan Bank                                                          0.23% 05/23/16   100,000,000    99,985,400
(y)Federal Home Loan Bank                                                          0.23% 05/24/16   100,000,000    99,984,700
(y)Federal Home Loan Bank                                                          0.23% 05/25/16   198,000,000   197,968,320
(y)Federal Home Loan Bank                                                          0.23% 05/26/16   100,000,000    99,983,300
(y)Federal Home Loan Bank                                                          0.23% 05/27/16   100,000,000    99,982,600
(y)Federal Home Loan Bank                                                          0.27% 06/01/16   175,000,000   174,958,350
(y)Federal Home Loan Bank                                                          0.27% 06/02/16   100,000,000    99,975,500
(y)Federal Home Loan Bank                                                          0.27% 06/03/16   151,060,000   151,021,782
(y)Federal Home Loan Bank                                                          0.27% 06/08/16   150,000,000   149,956,050
(y)Federal Home Loan Bank                                                          0.27% 06/10/16   142,000,000   141,956,122
(y)Federal Home Loan Bank                                                          0.27% 06/13/16    75,000,000    74,975,025
(y)Federal Home Loan Bank                                                          0.25% 06/14/16   100,000,000    99,969,300
(y)Federal Home Loan Bank                                                          0.27% 06/15/16    59,000,000    58,979,468
(y)Federal Home Loan Bank                                                          0.27% 06/16/16   100,000,000    99,964,400
(y)Federal Home Loan Bank                                                          0.27% 06/17/16    50,000,000    49,981,800
(y)Federal Home Loan Bank                                                          0.27% 06/22/16   100,000,000    99,959,600
(y)Federal Home Loan Bank                                                          0.28% 06/24/16   154,000,000   153,935,320
(y)Federal Home Loan Bank                                                          0.28% 06/28/16   100,000,000    99,954,900
(y)Federal Home Loan Bank                                                          0.25% 06/29/16   100,000,000    99,958,500
(y)Federal Home Loan Bank                                                          0.31% 07/06/16   100,000,000    99,942,200
(y)Federal Home Loan Bank                                                          0.31% 07/08/16   100,000,000    99,940,400
(y)Federal Home Loan Bank                                                          0.31% 07/13/16    50,000,000    49,968,000
(y)Federal Home Loan Bank                                                          0.31% 07/15/16   100,000,000    99,934,200
(y)Federal Home Loan Bank                                                          0.31% 07/20/16   100,000,000    99,929,800
(y)Federal Home Loan Bank                                                          0.31% 07/22/16   100,000,000    99,928,000
(y)Federal Home Loan Bank                                                          0.31% 07/27/16   100,000,000    99,923,600
                                                                                                  ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,917,703,516)                                     3,919,060,000 3,917,928,842
                                                                                                  ------------- -------------
REPURCHASE AGREEMENTS - 15.0%
Bank of America Corp. (Purchased on 4/30/2016, Proceeds at maturity
  $150,003,500, collateralized by U.S. Treasury Securities Strips, 2.25%,
  11/15/2024, market value $153,000,089)                                           0.28% 05/02/16   150,000,000   150,000,000
Barclays Capital Group (Purchased on 4/30/2016, Proceeds at maturity
  $800,018,667, collateralized by U.S. Treasury Securities Strips, 0.00% - 2.75%,
  7/21/2016 - 5/15/2025 market value $816,000,001)                                 0.28% 05/02/16   800,000,000   800,000,000
Deutsche Bank Securities, Inc. (Purchased on 4/30/2016, Proceeds at maturity
  $250,006,250, collateralized by U.S. Treasury Securities Strips, 1.75% - 2.13%,
  8/15/2021 - 2/15/2025 market value $255,000,008)                                 0.30% 05/02/16   250,000,000   250,000,000
Deutsche Bank Securities, Inc. (Purchased on 4/30/2016, Proceeds at maturity
  $250,005,625, collateralized by U.S. Treasury Securities Strips, 2.00% - 2.50%,
  8/15/2023 - 2/15/2025 market value $255,000,033)                                 0.27% 05/02/16   250,000,000   250,000,000
Goldman Sachs & Co. (Purchased on 4/30/2016, Proceeds at maturity
  $200,004,667, collateralized by U.S. Government Agency Backed Securities,
  2.50% - 5.50%, 4/20/2029 - 8/15/2055 market value $204,000,001)                  0.28% 05/02/16   200,000,000   200,000,000
HSBC Securities (USA), Inc. (Purchased on 4/30/2016, Proceeds at maturity
  $200,004,500, collateralized by U.S. Treasury Securities Strips, 0.13% - 8.00%,
  05/15/2016 - 1/15/2025market value $204,002,191)                                 0.27% 05/02/16   200,000,000   200,000,000
JPMorgan Securities (Purchased on 4/30/2016, Proceeds at maturity
  $400,009,667, collateralized by U.S. Government Agency Backed Securities and U.S. Treasury Securities Strips, 0.00% - 5.38%, 05/25/2016 - 2/07/2026
  market value $408,001,846)                                                       0.29% 05/02/16   400,000,000   400,000,000

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)
April 30, 2016 (Unaudited)

SECURITY DESCRIPTION                                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 15.0% (CONTINUED)
Mizuho Securities USA, Inc. (Purchased on 4/30/2016, Proceeds at maturity
  $400,010,333, collateralized by U.S. Treasury Securities Strips, 1.63%,
  8/15/2022 market value $408,000,058)                                       0.31% 05/02/16   400,000,000     400,000,000
RBC Capital Markets LLC (Purchased on 4/30/2016, Proceeds at maturity
  $125,002,813, collateralized by U.S. Treasury Securities Strips, 0.00% -
  2.13%, 5/15/2016 - 11/15/2024 market value $127,500,009)                   0.27% 05/02/16   125,000,000     125,000,000
Toronto Dominion Bank (Purchased on 4/30/2016, Proceeds at maturity
  $500,012,083, collateralized by U.S. Government Agency Backed Securities and U.S. Treasury Securities Strips, 0.00% - 6.75%, 4/30/2016 - 1/15/2026
  market value $510,000,098)                                                 0.29% 05/02/16   500,000,000     500,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,275,000,000)                                           3,275,000,000   3,275,000,000
                                                                                            ------------- ---------------
U.S. TREASURY OBLIGATIONS - 5.3%
(y)U.S. Treasury Bill                                                        0.13% 06/09/16   100,000,000      99,985,300
(y)U.S. Treasury Bill                                                        0.14% 06/23/16   100,000,000      99,978,900
(y)U.S. Treasury Bill                                                        0.23% 08/04/16   100,000,000      99,938,900
(y)U.S. Treasury Bill                                                        0.25% 08/18/16   100,000,000      99,924,500
(y)U.S. Treasury Bill                                                        0.25% 08/25/16   100,000,000      99,919,900
(y)U.S. Treasury Bill                                                        0.25% 09/01/16   150,000,000     149,871,000
(y)U.S. Treasury Bill                                                        0.25% 09/15/16   100,000,000      99,902,500
(y)U.S. Treasury Bill                                                        0.33% 10/06/16   100,000,000      99,856,200
(y)U.S. Treasury Bill                                                        0.34% 10/13/16   100,000,000      99,841,400
(y)U.S. Treasury Bill                                                        0.37% 10/20/16   100,000,000      99,821,700
(y)U.S. Treasury Bill                                                        0.38% 10/27/16   100,000,000      99,809,400
                                                                                            ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,148,503,049)                                       1,150,000,000   1,148,849,700
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $21,811,420,667) - 100.0%                                                         $21,813,669,370
                                                                                                          ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
NY--New York Shares

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $7,880,958,871, which represented 36.1% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of April 30, 2016.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016
(UNAUDITED)

ASSETS:
Investments, at value                                                                $18,538,669,370
Repurchase agreements, at value                                                        3,275,000,000
                                                                                     ---------------
       Total Investments                                                              21,813,669,370
                                                                                     ---------------
Cash                                                                                     593,624,841
Interest receivable                                                                        2,891,114
Prepaid expenses                                                                              21,606
                                                                                     ---------------
       Total Assets                                                                   22,410,206,931
                                                                                     ---------------
LIABILITIES:
Payable for investments purchased                                                         10,834,594
Distributions payable                                                                      8,321,984
Accrued expenses and other payables:
   Investment Management Fees                                                                961,773
   Director/Trustee Fees                                                                     381,139
   Administration Fees                                                                       135,305
   Professional Fees                                                                          50,785
   CCO Fees                                                                                    1,507
   Other Expenses                                                                            107,605
                                                                                     ---------------
       Total Liabilities                                                                  20,794,692
                                                                                     ---------------
Net Assets                                                                           $22,389,412,239
                                                                                     ===============
NET ASSETS CONSIST OF:
Capital                                                                              $22,387,381,638
Undistributed Net Investment Loss                                                           (200,464)
Accumulated Net Realized Losses from Investment Transactions                                 (17,638)
Net Unrealized Appreciation on Investments                                                 2,248,703
                                                                                     ---------------
NET ASSETS                                                                           $22,389,412,239
                                                                                     ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par value)    1,934,950,876
                                                                                     ===============
Net Asset Value (Offering and Redemption Price Per Share)                            $         11.57
                                                                                     ===============
Investments at cost                                                                  $21,811,420,667

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                                              $40,924,456
                                                                                      -----------
   Total Investment Income                                                             40,924,456
                                                                                      -----------
EXPENSES:
Investment Management Fees                                                              5,452,860
Administration Fees                                                                       763,539
Professional Fees                                                                          70,602
Director/Trustee Fees                                                                      57,372
CCO Fees                                                                                   11,974
Other Expenses                                                                            303,266
                                                                                      -----------
   Total Expenses Before Fee Reductions                                                 6,659,613
                                                                                      -----------
Fees Paid Indirectly                                                                     (605,537)
                                                                                      -----------
   Net Expenses                                                                         6,054,076
                                                                                      -----------
Net Investment Income                                                                  34,870,380
                                                                                      -----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS
Net Realized Gains/(Losses) from Investment Transactions                                  (14,612)
Change in Unrealized Appreciation/(Depreciation) on Investments                         2,187,099
                                                                                      -----------
Net Realized/Unrealized Gains/(Losses) from Investments                                 2,172,487
                                                                                      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                        $37,042,867
                                                                                      ===========

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                            MONTHS          FOR THE YEAR
                                                                            ENDED              ENDED
                                                                        APRIL 30, 2016    OCTOBER 31, 2015
                                                                       ----------------  -----------------
                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                               $     34,870,380  $      26,553,100
   Net Realized Gains/(Losses) from Investment Transactions                     (14,612)           112,826
   Net Change in Unrealized Appreciation/Depreciation on Investments          2,187,099            135,213
                                                                       ----------------  -----------------
   Change in net assets resulting from operations                            37,042,867         26,801,139
                                                                       ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                    (35,101,082)       (26,578,328)
   Net Realized Gains                                                          (116,140)          (271,610)
                                                                       ----------------  -----------------
   Change in Net Assets from Distributions to Shareholders                  (35,217,222)       (26,849,938)
                                                                       ----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                           51,490,020,040    101,728,152,398
   Dividends Reinvested                                                              --              1,618
   Cost of Shares Redeemed                                              (52,333,088,121)  (102,841,116,699)
                                                                       ----------------  -----------------
Change in Net Assets from Capital Transactions                             (843,068,081)    (1,112,962,683)
                                                                       ----------------  -----------------
Change in Net Assets                                                       (841,242,436)    (1,113,011,482)
NET ASSETS:
Beginning of Period                                                      23,230,654,675     24,343,666,157
                                                                       ----------------  -----------------
End of Period                                                          $ 22,389,412,239  $  23,230,654,675
                                                                       ================  =================
Accumulated Net Investment Income/(Loss)                               $       (200,464) $          30,238
                                                                       ================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                          4,450,304,238      8,792,407,295
   Reinvested                                                                        --                140
   Shares Redeemed                                                       (4,523,170,970)    (8,888,601,270)
                                                                       ----------------  -----------------
Change in Shares                                                            (72,866,732)       (96,193,835)
                                                                       ================  =================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            FOR THE SIX       FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                            MONTHS ENDED         ENDED            ENDED            ENDED            ENDED            ENDED
                             APRIL 30,        OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                2016              2015             2014             2013            2012+            2011+
                          ------------      ------------     ------------     ------------     ------------     ------------
                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD     $     11.57       $     11.57      $     11.57      $     11.57      $     11.57      $     11.57
                          -----------       -----------      -----------      -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income         0.02              0.01             0.01             0.01             0.02             0.02
   Net Realized and
     Unrealized Gains/
     (Losses) on
     Investments                  -- /(a)/          -- /(a)/         -- /(a)/         -- /(a)/         -- /(a)/         -- /(a)/
                          -----------       -----------      -----------      -----------      -----------      -----------
Total from Investment
  Activities                     0.02              0.01             0.01             0.01             0.02             0.02
                          -----------       -----------      -----------      -----------      -----------      -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net Investment Income        (0.02)            (0.01)           (0.01)           (0.01)           (0.02)           (0.02)
   Net Realized Gains             -- /(a)/          -- /(a)/         -- /(a)/         -- /(a)/         -- /(a)/         -- /(a)/
                          -----------       -----------      -----------      -----------      -----------      -----------
TOTAL DISTRIBUTIONS             (0.02)            (0.01)           (0.01)           (0.01)           (0.02)           (0.02)
                          -----------       -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of
  Period                  $     11.57       $     11.57      $     11.57      $     11.57      $     11.57      $     11.57
                          ===========       ===========      ===========      ===========      ===========      ===========
Total Return                     0.16%/(b)/        0.11%            0.08%            0.13%            0.21%            0.18%

SUPPLEMENTAL DATA:
NET ASSETS, END OF
  PERIOD (000'S)          $22,389,412       $23,230,655      $24,343,666      $19,492,456      $14,443,787      $15,219,622

Ratios to Average Net
  Assets:
Net Investment
  Income/(c)/                    0.32%             0.11%            0.08%            0.12%            0.21%            0.18%
Gross Expenses/(c)/              0.06%             0.06%            0.06%            0.06%            0.06%            0.06%
Net Expenses/(c)(d)/             0.06%             0.06%            0.06%            0.06%            0.06%            0.06%

+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a)Amount less than $0.005.
(b)Not annualized.
(c)Annualized for periods less than one year.
(d)Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements
April 30, 2016 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services Investment Companies". The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION -

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the six-months ended April 30, 2016, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six-months ended April 30, 2016, there were no transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2016:

                                                LEVEL 1        LEVEL 2         LEVEL 3
                                             INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                               SECURITIES     SECURITIES      SECURITIES
                                             -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                                $--       $   404,779,460      $--
   Yankee Bonds                                    --           270,996,872       --
   Commercial Paper                                --        10,209,971,812       --
   Yankee Certificates of Deposit                  --         2,586,142,684       --
   U.S. Government Agency Securities               --         3,917,928,842       --
   Repurchase Agreements                           --         3,275,000,000       --
   U.S. Treasury Obligations                       --         1,148,849,700       --
                                                  ---       ---------------      ---
       Total Investments                          $--       $21,813,669,370      $--
                                                  ===       ===============      ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director's/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

selecting a different distribution date) . As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2016, the Fund's total liability of $ 375,967.54 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of April 30, 2016, attributable to distribution redesignations.

As of April 30, 2016, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the year ended October 31, 2015, was as follows:

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

                                  Distributions Paid From
                                 -------------------------
                                 Net Investment Tax-Exempt Total Distributions
                                     Income       Income          Paid
                                 -------------- ---------- -------------------
  The DFA Short Term Investment
    Fund                          $25,237,522      $--         $25,237,522

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                       Undistributed
                               ------------------------------
                                           Long-                                                           Total
                                           Term                             Accumulated    Unrealized   Accumulated
                                Ordinary  Capital Accumulated Distributions Capital and   Appreciation   Earnings
                                 Income    Gains   Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                               ---------- ------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment
  Fund                         $3,691,392 $1,483  $3,692,875   ($3,120,370)     $--         $61,606      $634,111

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Repurchase Agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2016 (Unaudited)

management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator, and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured line of credit with its custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged, interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2016.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program) . The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2016.

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements - (concluded)
April 30, 2016 (Unaudited)

H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. MONEY MARKET REFORM

In July 2014 and September 2015, the United States Securities and Exchange Commission ("SEC") issued final rules that will alter and increase the regulations to which money market funds, including the Fund, are subject. The SEC's new rules have varying implementation dates, ranging from July 2015 to October 2016 and are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules replace much of the current Rule 2a-7 under the Investment Company Act of 1940 and add new Rule 30b1-8 ("Form N-CR"). Additionally, Forms N-MFP and N-PF, along with the instructions to Form N-1A, have been revised as part of this reform. The new rules will allow money market funds to suspend redemptions and allow (and sometimes require) money market funds to impose fees on redemptions in times of market stress. The new rules also remove references to credit ratings of securities held by the Fund, adopt a uniform standard to refer an "eligible security" as security that has been determined to present minimal credit risks, and require that the Fund engage in ongoing monitoring of its portfolio securities and perform stress testing for credit deterioration rather than for a ratings downgrade.

Certain government and U.S. Treasury money market funds will not be subject to many of the new structural changes. The Fund's management has been and continues to review and assess the effect of the new rules. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information
April 30, 2016 (Unaudited)

EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
_________________

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                   ANNUALIZED
                                                          EXPENSES  EXPENSE
                                                            PAID     RATIO
                                      BEGINNING  ENDING    DURING    DURING
                                       ACCOUNT   ACCOUNT  PERIOD*    PERIOD
                                        VALUE     VALUE   11/1/15-  11/1/15-
                                       11/1/15   4/30/16  4/30/16   4/30/16
                                      --------- --------- -------- ----------
  The DFA Short Term Investment Fund  $1,000.00 $1,000.60  $0.30      0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2015 to April 30, 2016 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
_____________________________________________

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   ANNUALIZED
                                                          EXPENSES  EXPENSE
                                                            PAID     RATIO
                                      BEGINNING  ENDING    DURING    DURING
                                       ACCOUNT   ACCOUNT  PERIOD*    PERIOD
                                        VALUE     VALUE   11/1/15-  11/1/15-
                                       11/1/15   4/30/16  4/30/16   4/30/16
                                      --------- --------- -------- ----------
  The DFA Short Term Investment Fund  $1,000.00 $1,024.57  $0.30      0.06%

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information
April 30, 2016 (concluded)

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2015 to April 30, 2016 divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400 and on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on March 31, 2016. The Forms N-Q are available upon request, without charge, by calling collect:
(512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

               BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

   At the Board meeting held on December 10 -11, 2015 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement for the Fund (the "Management Agreement").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of the Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fee paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fee and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fee was fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer group and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED
------------------------------------------------------------

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                  ---------- ------------ ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
#*  AutoNation, Inc.                                 137,690 $  6,973,998       0.0%
#   Best Buy Co., Inc.                             1,502,735   48,207,739       0.3%
#   BorgWarner, Inc.                                 347,838   12,494,341       0.1%
#   Cable One, Inc.                                   15,169    6,961,964       0.0%
    Carnival Corp.                                   952,418   46,716,103       0.2%
#   CBS Corp. Class A                                  7,236      434,088       0.0%
    Comcast Corp. Class A                         11,245,897  683,300,702       3.5%
    DR Horton, Inc.                                1,806,680   54,308,801       0.3%
#   Ford Motor Co.                                14,411,800  195,424,008       1.0%
#   GameStop Corp. Class A                           278,165    9,123,812       0.1%
#   Garmin, Ltd.                                     189,155    8,063,678       0.0%
    General Motors Co.                             5,492,031  174,646,586       0.9%
    Gentex Corp.                                      54,214      869,593       0.0%
    Goodyear Tire & Rubber Co. (The)               1,359,382   39,381,297       0.2%
    Graham Holdings Co. Class B                       15,407    7,342,052       0.0%
#   Harman International Industries, Inc.            108,938    8,362,081       0.1%
#   Hilton Worldwide Holdings, Inc.                  119,608    2,637,356       0.0%
#*  Hyatt Hotels Corp. Class A                        26,622    1,274,661       0.0%
    Johnson Controls, Inc.                           567,307   23,486,510       0.1%
#   Kohl's Corp.                                   1,326,479   58,763,020       0.3%
    Lear Corp.                                        64,573    7,434,289       0.0%
#   Lennar Corp. Class A                             857,396   38,848,613       0.2%
    Lennar Corp. Class B                               4,312      155,060       0.0%
#*  Liberty Braves Group Class A                      15,678      245,204       0.0%
*   Liberty Braves Group Class C                      31,357      467,846       0.0%
*   Liberty Broadband Corp. Class A                   27,953    1,602,266       0.0%
*   Liberty Broadband Corp. Class C                   85,576    4,899,226       0.0%
*   Liberty Interactive Corp., QVC Group Class A   2,538,156   66,499,687       0.3%
*   Liberty Media Group Class A                       39,197      717,305       0.0%
*   Liberty Media Group Class C                       78,394    1,411,092       0.0%
*   Liberty SiriusXM Group Class A                   156,789    5,137,976       0.0%
*   Liberty SiriusXM Group Class C                   313,578   10,040,768       0.1%
*   Liberty Ventures Series A                        536,223   21,448,920       0.1%
#*  Madison Square Garden Co. (The) Class A            6,379    1,001,375       0.0%
#*  MGM Resorts International                      2,324,079   49,502,883       0.3%
*   Mohawk Industries, Inc.                          283,553   54,620,814       0.3%
    News Corp. Class A                               290,667    3,610,084       0.0%
    News Corp. Class B                                31,823      412,426       0.0%
#   Penske Automotive Group, Inc.                    274,842   10,754,567       0.1%
#   PulteGroup, Inc.                               1,365,100   25,104,189       0.1%
    PVH Corp.                                        192,434   18,396,690       0.1%
#   Ralph Lauren Corp.                                52,863    4,927,360       0.0%
#   Royal Caribbean Cruises, Ltd.                    907,928   70,273,627       0.4%
#   Service Corp. International                      127,650    3,404,425       0.0%
    Staples, Inc.                                  1,966,011   20,053,312       0.1%
    TEGNA, Inc.                                      475,913   11,117,328       0.1%
#   Time Warner Cable, Inc.                        1,876,119  397,943,601       2.0%
    Time Warner, Inc.                              3,948,043  296,655,951       1.5%
#*  Toll Brothers, Inc.                              329,804    9,003,649       0.1%
#   Visteon Corp.                                     83,658    6,665,033       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                         271,545 $   47,286,846       0.3%
                                                    --------------      ----
Total Consumer Discretionary                         2,578,414,802      13.2%
                                                    --------------      ----
Consumer Staples -- (5.8%)
    Archer-Daniels-Midland Co.            2,699,731    107,827,256       0.5%
    Bunge, Ltd.                             785,148     49,071,750       0.3%
    Constellation Brands, Inc. Class A      276,038     43,078,490       0.2%
    CVS Health Corp.                      3,613,015    363,108,008       1.9%
    Ingredion, Inc.                         158,658     18,259,949       0.1%
    JM Smucker Co. (The)                    703,244     89,297,923       0.5%
    Kraft Heinz Co. (The)                   321,123     25,070,073       0.1%
    Molson Coors Brewing Co. Class B        732,607     70,059,207       0.4%
    Mondelez International, Inc. Class A  4,768,026    204,834,397       1.0%
    Pinnacle Foods, Inc.                    440,541     18,762,641       0.1%
    Reynolds American, Inc.                 111,055      5,508,328       0.0%
*   Seaboard Corp.                               13         39,039       0.0%
#   Spectrum Brands Holdings, Inc.            2,502        284,227       0.0%
#   Tyson Foods, Inc. Class A             1,957,913    128,869,834       0.7%
#   Wal-Mart Stores, Inc.                   698,064     46,679,540       0.2%
    Walgreens Boots Alliance, Inc.           51,922      4,116,376       0.0%
                                                    --------------      ----
Total Consumer Staples                               1,174,867,038       6.0%
                                                    --------------      ----
Energy -- (14.8%)
    Anadarko Petroleum Corp.              1,361,254     71,819,761       0.4%
#   Apache Corp.                            798,537     43,440,413       0.2%
    Baker Hughes, Inc.                    1,938,026     93,722,937       0.5%
    California Resources Corp.              561,726      1,235,797       0.0%
    Chevron Corp.                         5,339,517    545,591,847       2.8%
#   Cimarex Energy Co.                      135,330     14,734,730       0.1%
#*  Concho Resources, Inc.                  353,918     41,114,654       0.2%
    ConocoPhillips                        3,250,805    155,355,971       0.8%
*   Continental Resources, Inc.              60,936      2,270,475       0.0%
    Devon Energy Corp.                      812,393     28,173,789       0.1%
    EOG Resources, Inc.                   1,869,703    154,474,862       0.8%
    Exxon Mobil Corp.                     8,661,008    765,633,107       3.9%
*   FMC Technologies, Inc.                  596,131     18,176,034       0.1%
    Halliburton Co.                         547,209     22,605,204       0.1%
#   Helmerich & Payne, Inc.                 574,414     37,980,254       0.2%
#   Hess Corp.                            1,267,299     75,556,366       0.4%
    HollyFrontier Corp.                     644,305     22,937,258       0.1%
    Marathon Oil Corp.                    3,266,531     46,025,422       0.2%
    Marathon Petroleum Corp.              2,312,389     90,368,162       0.5%
#   Murphy Oil Corp.                        307,563     10,992,302       0.1%
#   National Oilwell Varco, Inc.          1,745,118     62,894,053       0.3%
    Noble Energy, Inc.                      204,268      7,376,118       0.0%
    Occidental Petroleum Corp.            1,857,300    142,362,045       0.7%
    Phillips 66                           2,055,820    168,803,380       0.9%
    Pioneer Natural Resources Co.           294,964     48,993,521       0.3%
#   Range Resources Corp.                    66,898      2,950,871       0.0%
    Schlumberger, Ltd.                      707,205     56,816,850       0.3%
*   Southwestern Energy Co.                 232,609      3,123,939       0.0%
    Tesoro Corp.                            668,185     53,247,663       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                   ---------- -------------- ---------------
Energy -- (Continued)
#   Transocean, Ltd.                                1,340,027 $   14,847,499       0.1%
    Valero Energy Corp.                             2,806,975    165,246,618       0.8%
#*  Weatherford International P.L.C.                2,942,972     23,926,362       0.1%
                                                              --------------      ----
Total Energy                                                   2,992,798,264      15.3%
                                                              --------------      ----
Financials -- (20.0%)
    Aflac, Inc.                                       961,862     66,339,622       0.3%
*   Alleghany Corp.                                    30,744     16,026,232       0.1%
    Allied World Assurance Co. Holdings AG            384,850     13,692,963       0.1%
    Allstate Corp. (The)                            1,383,297     89,983,470       0.5%
#*  Ally Financial, Inc.                            1,666,892     29,687,347       0.2%
    American Financial Group, Inc.                    426,655     29,486,127       0.2%
    American International Group, Inc.              2,735,967    152,721,678       0.8%
    Assurant, Inc.                                    330,179     27,923,238       0.1%
    Assured Guaranty, Ltd.                            203,216      5,257,198       0.0%
    Axis Capital Holdings, Ltd.                       459,271     24,465,366       0.1%
    Bank of America Corp.                          14,959,787    217,814,499       1.1%
    Bank of New York Mellon Corp. (The)             2,942,428    118,403,303       0.6%
    BB&T Corp.                                      1,565,408     55,384,135       0.3%
    BlackRock, Inc.                                     8,608      3,067,289       0.0%
#   BOK Financial Corp.                                 4,796        288,623       0.0%
    Capital One Financial Corp.                     2,036,842    147,446,992       0.8%
    Chubb, Ltd.                                       307,132     36,198,577       0.2%
#   Cincinnati Financial Corp.                         52,042      3,435,292       0.0%
#   CIT Group, Inc.                                   341,837     11,817,305       0.1%
    Citigroup, Inc.                                 7,910,186    366,083,408       1.9%
    CME Group, Inc.                                   722,112     66,369,314       0.3%
    CNA Financial Corp.                               411,026     12,988,422       0.1%
#   Comerica, Inc.                                    125,755      5,583,522       0.0%
*   E*TRADE Financial Corp.                           116,129      2,924,128       0.0%
    Endurance Specialty Holdings, Ltd.                  6,320        404,354       0.0%
#   Everest Re Group, Ltd.                            220,574     40,784,133       0.2%
#   Fifth Third Bancorp                             4,396,186     80,494,166       0.4%
#   First American Financial Corp.                      8,092        291,474       0.0%
#*  Genworth Financial, Inc. Class A                   36,112        123,864       0.0%
    Goldman Sachs Group, Inc. (The)                 1,354,171    222,233,003       1.1%
    Hartford Financial Services Group, Inc. (The)   2,120,911     94,126,030       0.5%
#   Huntington Bancshares, Inc.                     2,414,016     24,285,001       0.1%
    Invesco, Ltd.                                     187,635      5,818,561       0.0%
    JPMorgan Chase & Co.                           10,611,645    670,655,964       3.4%
    KeyCorp                                         1,072,181     13,177,104       0.1%
    Legg Mason, Inc.                                  516,746     16,592,714       0.1%
#   Leucadia National Corp.                           153,878      2,566,685       0.0%
    Lincoln National Corp.                          1,164,852     50,612,819       0.3%
    Loews Corp.                                     1,684,881     66,856,078       0.3%
#   M&T Bank Corp.                                    285,319     33,758,944       0.2%
    MetLife, Inc.                                   2,038,507     91,936,666       0.5%
    Morgan Stanley                                  3,249,559     87,933,067       0.4%
    Nasdaq, Inc.                                      752,985     46,466,704       0.2%
    Navient Corp.                                      27,448        375,214       0.0%
    New York Community Bancorp, Inc.                  405,598      6,096,138       0.0%
    Old Republic International Corp.                  632,434     11,693,705       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Financials -- (Continued)
#   PacWest Bancorp                               75,227 $    3,007,575       0.0%
#   People's United Financial, Inc.              145,708      2,258,474       0.0%
    PNC Financial Services Group, Inc. (The)   1,273,146    111,756,756       0.6%
    Principal Financial Group, Inc.            1,453,663     62,042,337       0.3%
    Prudential Financial, Inc.                 1,096,602     85,140,179       0.4%
#   Regions Financial Corp.                    5,273,107     49,461,744       0.3%
    Reinsurance Group of America, Inc.           312,945     29,798,623       0.2%
#   RenaissanceRe Holdings, Ltd.                  86,989      9,647,950       0.0%
    State Street Corp.                           425,983     26,538,741       0.1%
    SunTrust Banks, Inc.                       1,252,716     52,288,366       0.3%
*   Synchrony Financial                        1,385,136     42,343,607       0.2%
    Travelers Cos., Inc. (The)                 1,130,153    124,203,815       0.6%
#   Unum Group                                 1,162,077     39,754,654       0.2%
    Validus Holdings, Ltd.                       167,263      7,709,152       0.0%
    Voya Financial, Inc.                         113,438      3,683,332       0.0%
    Wells Fargo & Co.                          5,447,057    272,243,909       1.4%
    Willis Towers Watson P.L.C.                    2,445        305,380       0.0%
#   WR Berkley Corp.                             214,424     12,007,744       0.1%
    XL Group P.L.C.                            1,261,223     41,279,829       0.2%
#   Zions Bancorporation                         710,094     19,541,787       0.1%
                                                         --------------      ----
Total Financials                                          4,065,684,392      20.7%
                                                         --------------      ----
Health Care -- (9.8%)
    Aetna, Inc.                                1,902,630    213,608,270       1.1%
*   Alere, Inc.                                    8,494        331,266       0.0%
*   Allergan P.L.C.                              496,938    107,616,893       0.6%
#*  Amsurg Corp.                                  38,511      3,118,621       0.0%
    Anthem, Inc.                               1,445,532    203,487,540       1.0%
*   Bio-Rad Laboratories, Inc. Class A             1,222        173,341       0.0%
*   Boston Scientific Corp.                    2,401,062     52,631,279       0.3%
    Cigna Corp.                                  320,341     44,380,042       0.2%
*   DaVita HealthCare Partners, Inc.             374,271     27,658,627       0.1%
*   Express Scripts Holding Co.                2,739,577    201,989,012       1.0%
*   Hologic, Inc.                                409,478     13,754,366       0.1%
    Humana, Inc.                                 707,042    125,195,927       0.6%
*   Laboratory Corp. of America Holdings         189,017     23,687,610       0.1%
*   Mallinckrodt P.L.C.                          269,805     16,868,208       0.1%
#*  MEDNAX, Inc.                                  25,352      1,807,344       0.0%
    Medtronic P.L.C.                           1,549,586    122,649,732       0.6%
*   Mylan NV                                     680,322     28,376,231       0.2%
    Perrigo Co. P.L.C.                            13,380      1,293,445       0.0%
    Pfizer, Inc.                              17,361,541    567,896,006       2.9%
    Quest Diagnostics, Inc.                      634,806     47,718,367       0.2%
#   Teleflex, Inc.                                92,013     14,333,785       0.1%
    Thermo Fisher Scientific, Inc.             1,016,359    146,609,786       0.8%
    UnitedHealth Group, Inc.                     122,140     16,083,395       0.1%
    Universal Health Services, Inc. Class B       10,422      1,393,213       0.0%
#*  WellCare Health Plans, Inc.                    6,100        548,939       0.0%
    Zimmer Biomet Holdings, Inc.                  36,800      4,260,336       0.0%
                                                         --------------      ----
Total Health Care                                         1,987,471,581      10.1%
                                                         --------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                          ---------- -------------- ---------------
Industrials -- (12.3%)
    ADT Corp. (The)                          828,257 $   34,770,229       0.2%
#*  AECOM                                    223,470      7,260,540       0.0%
#   AGCO Corp.                               384,188     20,542,532       0.1%
    AMERCO                                    12,774      4,496,448       0.0%
    Carlisle Cos., Inc.                       77,340      7,880,946       0.0%
#   Caterpillar, Inc.                      1,458,164    113,328,506       0.6%
    Chicago Bridge & Iron Co. NV             228,793      9,208,918       0.1%
*   Colfax Corp.                              38,985      1,264,284       0.0%
    CSX Corp.                              5,234,843    142,754,169       0.7%
#   Cummins, Inc.                            298,701     34,956,978       0.2%
    Danaher Corp.                            365,547     35,366,672       0.2%
    Dover Corp.                              667,760     43,871,832       0.2%
    Eaton Corp. P.L.C.                     1,347,667     85,266,891       0.4%
    FedEx Corp.                              852,287    140,721,107       0.7%
#   Fluor Corp.                              382,702     20,918,491       0.1%
#   General Electric Co.                  12,660,433    389,308,315       2.0%
*   Hertz Global Holdings, Inc.            1,345,507     12,459,395       0.1%
    Ingersoll-Rand P.L.C.                    495,812     32,495,519       0.2%
#*  Jacobs Engineering Group, Inc.           206,007      9,183,792       0.0%
*   JetBlue Airways Corp.                  1,847,009     36,552,308       0.2%
#   Kansas City Southern                     466,816     44,230,816       0.2%
    L-3 Communications Holdings, Inc.        381,253     50,146,207       0.3%
    ManpowerGroup, Inc.                      241,068     18,569,468       0.1%
    Nielsen Holdings P.L.C.                  168,861      8,804,413       0.0%
    Norfolk Southern Corp.                 1,569,304    141,409,983       0.7%
    Northrop Grumman Corp.                   554,629    114,397,778       0.6%
    Orbital ATK, Inc.                         52,588      4,575,156       0.0%
    Owens Corning                            608,832     28,048,890       0.1%
#   PACCAR, Inc.                             512,996     30,220,594       0.2%
#   Pentair P.L.C.                           929,305     53,974,034       0.3%
#*  Quanta Services, Inc.                    153,044      3,630,204       0.0%
    Republic Services, Inc.                2,121,409     99,854,722       0.5%
#   Ryder System, Inc.                       109,553      7,550,393       0.0%
    Southwest Airlines Co.                 3,733,160    166,536,268       0.9%
    Stanley Black & Decker, Inc.           1,095,910    122,654,247       0.6%
    Textron, Inc.                          1,020,537     39,474,371       0.2%
    Union Pacific Corp.                    3,312,084    288,913,087       1.5%
*   United Continental Holdings, Inc.        771,693     35,351,256       0.2%
#*  United Rentals, Inc.                     299,786     20,064,677       0.1%
#   Waste Connections, Inc.                  475,433     31,987,132       0.2%
                                                     --------------      ----
Total Industrials                                     2,493,001,568      12.7%
                                                     --------------      ----
Information Technology -- (11.4%)
    Activision Blizzard, Inc.              2,711,231     93,456,133       0.5%
    Amdocs, Ltd.                              64,098      3,624,101       0.0%
*   ARRIS International P.L.C.               112,938      2,571,598       0.0%
*   Arrow Electronics, Inc.                  572,564     35,556,224       0.2%
    Avnet, Inc.                              694,662     28,564,502       0.2%
    Brocade Communications Systems, Inc.   1,391,533     13,372,632       0.1%
    CA, Inc.                               2,510,454     74,460,066       0.4%
    Cisco Systems, Inc.                   16,047,576    441,147,864       2.3%
#   Computer Sciences Corp.                  318,655     10,557,040       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
Information Technology -- (Continued)
    Corning, Inc.                                  3,676,381 $   68,638,033       0.4%
    CSRA, Inc.                                       116,147      3,015,176       0.0%
*   EchoStar Corp. Class A                             2,635        107,824       0.0%
    EMC Corp.                                      6,310,731    164,773,187       0.8%
    Fidelity National Information Services, Inc.   1,453,689     95,652,736       0.5%
#*  First Solar, Inc.                                156,955      8,764,367       0.0%
*   Flextronics International, Ltd.                  645,975      7,848,596       0.0%
    Hewlett Packard Enterprise Co.                 9,162,273    152,643,468       0.8%
    HP, Inc.                                       9,619,949    118,036,774       0.6%
    IAC/InterActiveCorp                              120,638      5,590,365       0.0%
    Ingram Micro, Inc. Class A                       715,108     24,993,025       0.1%
    Intel Corp.                                   14,779,066    447,510,119       2.3%
#   Jabil Circuit, Inc.                              403,242      7,000,281       0.0%
    Juniper Networks, Inc.                           798,243     18,678,886       0.1%
    Lam Research Corp.                               555,768     42,460,675       0.2%
#   Marvell Technology Group, Ltd.                   398,733      3,979,355       0.0%
*   Micron Technology, Inc.                        3,135,684     33,708,603       0.2%
#   NetApp, Inc.                                     483,817     11,437,434       0.1%
*   Nuance Communications, Inc.                       44,349        761,916       0.0%
#   NVIDIA Corp.                                   1,824,559     64,826,581       0.3%
*   Qorvo, Inc.                                      171,000      7,700,130       0.0%
    QUALCOMM, Inc.                                 2,443,395    123,440,316       0.6%
    Symantec Corp.                                 1,962,837     32,671,422       0.2%
*   Synopsys, Inc.                                     8,433        400,736       0.0%
#   TE Connectivity, Ltd.                            791,324     47,067,952       0.2%
    Teradyne, Inc.                                   153,805      2,908,453       0.0%
#   Western Digital Corp.                            564,843     23,082,309       0.1%
    Xerox Corp.                                    5,860,019     56,256,182       0.3%
*   Yahoo!, Inc.                                     877,399     32,112,803       0.2%
                                                             --------------      ----
Total Information Technology                                  2,309,377,864      11.8%
                                                             --------------      ----
Materials -- (3.8%)
    Airgas, Inc.                                      19,336      2,754,220       0.0%
#   Albemarle Corp.                                   15,364      1,016,482       0.0%
#   Alcoa, Inc.                                    5,214,105     58,241,553       0.3%
    Ashland, Inc.                                    381,999     42,631,089       0.2%
    Bemis Co., Inc.                                  100,429      5,039,527       0.0%
    CF Industries Holdings, Inc.                     392,811     12,990,260       0.1%
    Dow Chemical Co. (The)                           822,454     43,269,305       0.2%
#   Eastman Chemical Co.                             665,908     50,862,053       0.3%
#   Freeport-McMoRan, Inc.                         2,792,205     39,090,870       0.2%
#   International Paper Co.                        2,482,012    107,396,659       0.6%
#   Martin Marietta Materials, Inc.                   60,975     10,318,799       0.1%
#   Mosaic Co. (The)                               1,565,080     43,806,589       0.2%
    Newmont Mining Corp.                           3,239,227    113,275,768       0.6%
#   Nucor Corp.                                    1,949,556     97,048,898       0.5%
    Reliance Steel & Aluminum Co.                    359,269     26,575,128       0.1%
    Sonoco Products Co.                               12,855        602,771       0.0%
    Steel Dynamics, Inc.                             886,631     22,351,968       0.1%
    Vulcan Materials Co.                             563,226     60,620,014       0.3%
#   Westlake Chemical Corp.                          104,427      5,241,191       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE+      OF NET ASSETS**
                                                         ----------- --------------- ---------------
Materials -- (Continued)
               WestRock Co.                                  755,145 $    31,602,818        0.2%
                                                                     ---------------      -----
Total Materials                                                          774,735,962        4.0%
                                                                     ---------------      -----
Telecommunication Services -- (4.8%)
               AT&T, Inc.                                 20,155,917     782,452,698        4.0%
#              CenturyLink, Inc.                           2,685,539      83,117,432        0.4%
#              Frontier Communications Corp.               3,309,986      18,403,522        0.1%
*              Level 3 Communications, Inc.                  725,529      37,916,146        0.2%
#*             Sprint Corp.                                2,011,161       6,898,282        0.0%
#*             T-Mobile US, Inc.                             768,418      30,183,459        0.2%
#*             United States Cellular Corp.                  203,140       8,661,890        0.0%
                                                                     ---------------      -----
Total Telecommunication Services                                         967,633,429        4.9%
                                                                     ---------------      -----
Utilities -- (0.3%)
*              Calpine Corp.                               1,007,315      15,895,431        0.1%
#              NRG Energy, Inc.                            1,541,737      23,280,228        0.1%
               UGI Corp.                                     669,262      26,931,103        0.1%
                                                                     ---------------      -----
Total Utilities                                                           66,106,762        0.3%
                                                                     ---------------      -----
TOTAL COMMON STOCKS                                                   19,410,091,662       99.0%
                                                                     ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*    Safeway Casa Ley Contingent Value Rights      196,076         198,998        0.0%
(degrees)#*    Safeway PDC, LLC Contingent Value Rights      196,076           9,568        0.0%
                                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS                                                        208,566        0.0%
                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES                                           19,410,300,228
                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
   State Street Institutional Liquid Reserves, 0.455%    195,967,517     195,967,517        1.0%
                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.3%)
(degrees)(S)@  DFA Short Term Investment Fund             58,875,895     681,194,103        3.5%
                                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,944,368,617)                 $20,287,461,848      103.5%
                                                                     ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,578,414,802           --   --    $ 2,578,414,802
   Consumer Staples               1,174,867,038           --   --      1,174,867,038
   Energy                         2,992,798,264           --   --      2,992,798,264
   Financials                     4,065,684,392           --   --      4,065,684,392
   Health Care                    1,987,471,581           --   --      1,987,471,581
   Industrials                    2,493,001,568           --   --      2,493,001,568
   Information Technology         2,309,377,864           --   --      2,309,377,864
   Materials                        774,735,962           --   --        774,735,962
   Telecommunication Services       967,633,429           --   --        967,633,429
   Utilities                         66,106,762           --   --         66,106,762
Rights/Warrants                              -- $    208,566   --            208,566
Temporary Cash Investments          195,967,517           --   --        195,967,517
Securities Lending Collateral                --  681,194,103   --        681,194,103
Futures Contracts**                   3,800,351           --   --          3,800,351
                                --------------- ------------   --    ---------------
TOTAL                           $19,609,859,530 $681,402,669   --    $20,291,262,199
                                =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
    Asciano, Ltd.                                4,216,676 $ 28,268,197       0.3%
    Aurizon Holdings, Ltd.                       2,961,390    9,567,653       0.1%
#   Australia & New Zealand Banking Group, Ltd.  3,590,931   65,821,487       0.7%
#   Bank of Queensland, Ltd.                       377,909    3,213,556       0.0%
#   Bendigo and Adelaide Bank, Ltd.                852,012    5,997,972       0.1%
    BHP Billiton, Ltd.                           5,172,675   80,781,349       0.9%
    BHP Billiton, Ltd. Sponsored ADR             1,465,288   45,922,126       0.5%
    Boral, Ltd.                                  1,650,081    8,031,168       0.1%
#   Fortescue Metals Group, Ltd.                 5,394,253   13,863,198       0.1%
    Harvey Norman Holdings, Ltd.                   421,894    1,428,759       0.0%
    Incitec Pivot, Ltd.                          3,921,427    9,529,577       0.1%
    Macquarie Group, Ltd.                          213,984   10,250,885       0.1%
    National Australia Bank, Ltd.                  317,804    6,520,075       0.1%
*   Newcrest Mining, Ltd.                        3,313,984   48,323,252       0.5%
    Orica, Ltd.                                    447,136    5,166,465       0.1%
    Origin Energy, Ltd.                          3,442,006   14,144,930       0.2%
    Qantas Airways, Ltd.                         1,542,997    3,762,183       0.0%
    QBE Insurance Group, Ltd.                    2,266,393   19,075,393       0.2%
    Rio Tinto, Ltd.                              1,211,447   47,268,818       0.5%
    Santos, Ltd.                                 4,583,756   16,512,962       0.2%
*   South32, Ltd.                                2,385,878    2,983,870       0.0%
*   South32, Ltd. ADR                              354,708    2,202,737       0.0%
    Star Entertainment Grp, Ltd. (The)           1,609,485    6,872,457       0.1%
    Suncorp Group, Ltd.                          2,555,955   24,174,663       0.3%
    Tatts Group, Ltd.                            2,355,482    6,712,256       0.1%
    Treasury Wine Estates, Ltd.                    998,012    7,027,251       0.1%
    Washington H Soul Pattinson & Co., Ltd.         60,539      746,997       0.0%
    Wesfarmers, Ltd.                             1,159,953   37,560,073       0.4%
    Woodside Petroleum, Ltd.                     3,159,294   67,640,474       0.7%
                                                           ------------       ---
TOTAL AUSTRALIA                                             599,370,783       6.5%
                                                           ------------       ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                            144,232    4,151,894       0.1%
    OMV AG                                         117,337    3,530,675       0.0%
*   Raiffeisen Bank International AG                57,158      914,947       0.0%
                                                           ------------       ---
TOTAL AUSTRIA                                                 8,597,516       0.1%
                                                           ------------       ---
BELGIUM -- (1.4%)
    Ageas                                          579,966   22,790,776       0.3%
    Colruyt SA                                      69,520    4,008,640       0.0%
    Delhaize Group                                 246,555   25,909,138       0.3%
    Delhaize Group Sponsored ADR                   211,600    5,539,688       0.1%
    KBC Groep NV                                   402,196   22,628,360       0.2%
#   Proximus SADP                                  323,935   10,917,840       0.1%
    Solvay SA                                      247,775   25,102,249       0.3%
#   UCB SA                                         128,640    9,649,178       0.1%
#   Umicore SA                                     187,273    9,348,585       0.1%
                                                           ------------       ---
TOTAL BELGIUM                                               135,894,454       1.5%
                                                           ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CANADA -- (8.0%)
    Agnico Eagle Mines, Ltd.                                    160,984 $  7,600,055       0.1%
#   AltaGas, Ltd.                                                39,700      965,051       0.0%
    Bank of Montreal                                          1,531,755   99,809,156       1.1%
    Barrick Gold Corp.                                          531,985   10,304,549       0.1%
*   BlackBerry, Ltd.(09228F103)                                 284,796    2,010,660       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                 1,564,828   11,049,953       0.1%
    Cameco Corp.(13321L108)                                     632,729    7,915,440       0.1%
    Cameco Corp.(2166160)                                       506,586    6,338,886       0.1%
    Canadian Natural Resources, Ltd.(136385101)               1,624,266   48,760,465       0.5%
    Canadian Natural Resources, Ltd.(2171573)                 1,849,320   55,537,083       0.6%
    Canadian Tire Corp., Ltd. Class A                            10,266    1,118,239       0.0%
    Cenovus Energy, Inc.                                      1,183,744   18,750,505       0.2%
    Crescent Point Energy Corp.(22576C101)                    1,289,288   21,685,830       0.2%
    Crescent Point Energy Corp.(B67C8W8)                        374,472    6,309,347       0.1%
#*  Detour Gold Corp.                                           115,774    2,483,046       0.0%
    Eldorado Gold Corp.(284902103)                              109,318      460,229       0.0%
    Eldorado Gold Corp.(2307873)                                881,059    3,714,674       0.0%
    Empire Co., Ltd.                                            788,935   13,110,142       0.2%
#   Enbridge Income Fund Holdings, Inc.                          52,753    1,218,865       0.0%
    Encana Corp.                                              2,149,751   16,467,093       0.2%
    Fairfax Financial Holdings, Ltd.                             68,550   36,741,751       0.4%
    Finning International, Inc.                                 641,129   11,394,897       0.1%
    First Quantum Minerals, Ltd.                                 13,200      112,462       0.0%
#   Genworth MI Canada, Inc.                                    112,861    2,921,595       0.0%
    Goldcorp, Inc.(2676302)                                     668,943   13,478,026       0.2%
    Goldcorp, Inc.(380956409)                                   883,916   17,810,907       0.2%
    Hudson's Bay Co.                                             86,528    1,150,304       0.0%
    Husky Energy, Inc.                                        1,181,400   14,886,374       0.2%
    Industrial Alliance Insurance & Financial Services, Inc.    321,295   10,678,251       0.1%
*   Kinross Gold Corp.                                        4,408,637   25,122,941       0.3%
#*  Lundin Mining Corp.                                         904,499    3,553,981       0.0%
    Manulife Financial Corp.(56501R106)                         816,342   12,024,718       0.1%
    Manulife Financial Corp.(2492519)                         3,287,435   48,471,784       0.5%
    Maple Leaf Foods, Inc.                                       82,521    1,708,692       0.0%
#*  Pacific Exploration and Production Corp.                    483,824       91,927       0.0%
    Silver Wheaton Corp.                                        758,845   15,897,803       0.2%
#   Sun Life Financial, Inc.(2566124)                           866,399   29,554,377       0.3%
    Sun Life Financial, Inc.(866796105)                          83,136    2,834,938       0.0%
    Suncor Energy, Inc.(B3NB1P2)                              3,920,306  115,075,227       1.3%
    Suncor Energy, Inc.(867224107)                              985,458   28,942,901       0.3%
    Tahoe Resources, Inc.                                        28,464      401,994       0.0%
#   Teck Resources, Ltd. Class B                              1,123,435   13,753,058       0.2%
*   Tourmaline Oil Corp.                                        812,584   18,742,473       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                   127,382      379,598       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                   1,293,025    3,864,544       0.1%
    West Fraser Timber Co., Ltd.                                 11,349      373,928       0.0%
    WSP Global, Inc.                                            148,118    4,982,913       0.1%
    Yamana Gold, Inc.                                         1,740,130    8,626,453       0.1%
                                                                        ------------       ---
TOTAL CANADA                                                             779,188,085       8.5%
                                                                        ------------       ---
DENMARK -- (1.6%)
    AP Moeller--Maersk A.S. Class A                               7,706   10,498,837       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
DENMARK -- (Continued)
    AP Moeller--Maersk A.S. Class B              19,275 $ 27,129,667       0.3%
    Carlsberg A.S. Class B                      214,971   20,955,870       0.2%
    Danske Bank A.S.                            713,686   20,193,421       0.2%
    DSV A.S.                                    255,065   10,737,761       0.1%
#*  H Lundbeck A.S.                              93,064    3,109,544       0.1%
    ISS A.S.                                    216,989    8,242,244       0.1%
    Jyske Bank A.S.                              10,335      422,955       0.0%
    Novozymes A.S. Class B                       47,990    2,301,706       0.0%
    Tryg A.S.                                    12,675      239,505       0.0%
    Vestas Wind Systems A.S.                    766,236   54,848,737       0.6%
                                                        ------------       ---
TOTAL DENMARK                                            158,680,247       1.7%
                                                        ------------       ---
FINLAND -- (0.6%)
    Fortum Oyj                                  751,052   11,323,249       0.1%
    Neste Oyj                                   258,152    8,272,361       0.1%
#   Stora Enso Oyj Class R                    1,827,123   15,974,704       0.2%
    Stora Enso Oyj Sponsored ADR                 91,500      794,842       0.0%
    UPM-Kymmene Oyj                           1,157,203   22,151,261       0.3%
    UPM-Kymmene Oyj Sponsored ADR                69,300    1,333,332       0.0%
                                                        ------------       ---
TOTAL FINLAND                                             59,849,749       0.7%
                                                        ------------       ---
FRANCE -- (8.5%)
#   AXA SA                                    2,111,384   53,311,602       0.6%
    AXA SA Sponsored ADR                         13,692      346,681       0.0%
    BNP Paribas SA                            1,037,040   54,920,536       0.6%
*   Bollore SA(BZ0G303)                           7,465       29,096       0.0%
    Bollore SA(4572709)                       1,517,302    6,008,810       0.1%
#   Bouygues SA                                 709,374   23,671,060       0.2%
#   Casino Guichard Perrachon SA                178,667   10,633,318       0.1%
    CGG SA Sponsored ADR                          3,512        3,380       0.0%
    Cie de Saint-Gobain                       1,789,605   82,004,233       0.9%
    Cie Generale des Etablissements Michelin    334,818   34,971,754       0.4%
    CNP Assurances                              431,433    7,351,721       0.1%
    Credit Agricole SA                          802,226    8,879,635       0.1%
#   Electricite de France SA                    538,044    7,730,007       0.1%
#   Engie SA                                  3,727,183   61,474,073       0.7%
    Natixis SA                                2,277,633   12,567,833       0.1%
    Orange SA                                 4,969,645   82,565,290       0.9%
*   Peugeot SA                                1,856,241   29,915,457       0.3%
    Renault SA                                  637,211   61,483,066       0.7%
#   SCOR SE                                     340,596   11,602,633       0.1%
    Societe Generale SA                       1,935,625   76,161,346       0.8%
    STMicroelectronics NV                     1,809,335   11,124,540       0.1%
    Total SA                                  3,839,334  194,043,000       2.1%
                                                        ------------       ---
TOTAL FRANCE                                             830,799,071       9.0%
                                                        ------------       ---
GERMANY -- (7.1%)
    Allianz SE                                  730,758  124,322,294       1.3%
    Allianz SE Sponsored ADR                  2,811,910   47,914,946       0.5%
    Bayerische Motoren Werke AG                 972,382   89,958,516       1.0%
    Commerzbank AG                            1,603,495   15,036,544       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                     ---------- ------------ ---------------
GERMANY -- (Continued)
    Daimler AG                                        2,326,914 $162,131,549       1.8%
    Deutsche Bank AG(D18190898)                         771,660   14,630,674       0.2%
    Deutsche Bank AG(5750355)                           894,032   16,944,514       0.2%
#   Deutsche Lufthansa AG                               898,327   13,986,813       0.2%
    E.ON SE                                           7,340,371   76,076,858       0.8%
    Fraport AG Frankfurt Airport Services Worldwide     106,349    6,447,163       0.1%
    Hannover Rueck SE                                    39,134    4,473,835       0.0%
    HeidelbergCement AG                                 382,751   34,080,662       0.4%
#   K+S AG                                              148,481    3,706,126       0.0%
    Metro AG                                            427,942   13,652,924       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG       146,876   27,305,075       0.3%
    Osram Licht AG                                        4,587      239,528       0.0%
*   RWE AG                                              817,272   12,244,852       0.1%
*   Talanx AG                                           172,028    5,725,164       0.1%
    Telefonica Deutschland Holding AG                 1,391,339    7,079,073       0.1%
#   Volkswagen AG                                        84,122   13,433,987       0.1%
                                                                ------------       ---
TOTAL GERMANY                                                    689,391,097       7.5%
                                                                ------------       ---
HONG KONG -- (2.2%)
#   Bank of East Asia, Ltd. (The)                       799,198    2,894,346       0.0%
    Cathay Pacific Airways, Ltd.                      4,603,000    7,315,105       0.1%
    CK Hutchison Holdings, Ltd.                       1,848,484   22,102,671       0.2%
    FIH Mobile, Ltd.                                  3,246,000    1,394,001       0.0%
    Great Eagle Holdings, Ltd.                           31,101      125,981       0.0%
    Guoco Group, Ltd.                                     6,000       66,064       0.0%
    Hang Lung Group, Ltd.                             1,826,000    5,612,569       0.1%
    Hang Lung Properties, Ltd.                        4,892,000    9,740,825       0.1%
    Henderson Land Development Co., Ltd.                209,584    1,306,241       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)              780,131      929,660       0.0%
    Hopewell Holdings, Ltd.                             943,669    3,178,479       0.0%
    Kerry Properties, Ltd.                            2,409,000    6,561,685       0.1%
    MTR Corp., Ltd.                                     928,124    4,594,542       0.1%
    New World Development Co., Ltd.                  24,265,125   24,163,052       0.3%
    NWS Holdings, Ltd.                                1,982,496    3,016,389       0.0%
    Orient Overseas International, Ltd.                 402,500    1,529,739       0.0%
    Shangri-La Asia, Ltd.                             4,298,000    5,256,160       0.1%
#   Sino Land Co., Ltd.                               6,536,178   10,261,436       0.1%
    Sun Hung Kai Properties, Ltd.                     3,532,920   44,525,816       0.5%
    Swire Pacific, Ltd. Class A                       2,098,000   22,746,899       0.3%
    Swire Pacific, Ltd. Class B                         965,000    1,879,007       0.0%
    Wharf Holdings, Ltd. (The)                        3,746,990   20,228,569       0.2%
    Wheelock & Co., Ltd.                              3,582,000   16,537,174       0.2%
    Yue Yuen Industrial Holdings, Ltd.                  160,000      583,817       0.0%
                                                                ------------       ---
TOTAL HONG KONG                                                  216,550,227       2.4%
                                                                ------------       ---
IRELAND -- (0.3%)
*   Bank of Ireland                                  33,479,054   10,166,803       0.1%
    CRH P.L.C.                                          313,149    9,113,539       0.1%
    CRH P.L.C. Sponsored ADR                            215,216    6,264,938       0.1%
                                                                ------------       ---
TOTAL IRELAND                                                     25,545,280       0.3%
                                                                ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
ISRAEL -- (0.3%)
    Azrieli Group, Ltd.                          29,237 $  1,171,221       0.0%
    Bank Hapoalim BM                          3,220,797   16,591,362       0.2%
*   Bank Leumi Le-Israel BM                   3,064,622   11,389,086       0.1%
    Elbit Systems, Ltd.                           1,144      114,746       0.0%
    Israel Chemicals, Ltd.                       89,453      445,651       0.0%
    Mizrahi Tefahot Bank, Ltd.                  365,367    4,249,668       0.1%
                                                        ------------       ---
TOTAL ISRAEL                                              33,961,734       0.4%
                                                        ------------       ---
ITALY -- (1.3%)
    Eni SpA                                   3,275,027   53,503,894       0.6%
    Mediobanca SpA                              954,947    7,866,336       0.1%
*   Telecom Italia SpA Sponsored ADR          1,847,002   18,026,740       0.2%
    UniCredit SpA                            10,827,146   41,987,753       0.4%
    Unione di Banche Italiane SpA               303,234    1,288,926       0.0%
                                                        ------------       ---
TOTAL ITALY                                              122,673,649       1.3%
                                                        ------------       ---
JAPAN -- (19.1%)
    Aeon Co., Ltd.                            2,539,900   38,061,415       0.4%
    Aisin Seiki Co., Ltd.                       472,800   18,372,912       0.2%
    Amada Holdings Co., Ltd.                    542,100    5,446,201       0.1%
    Aoyama Trading Co., Ltd.                      7,700      287,091       0.0%
    Asahi Glass Co., Ltd.                     2,942,000   17,229,677       0.2%
    Asahi Kasei Corp.                         4,472,000   30,597,990       0.3%
    Bank of Kyoto, Ltd. (The)                   568,400    3,812,643       0.0%
    Brother Industries, Ltd.                    705,500    7,997,796       0.1%
    Canon Marketing Japan, Inc.                 131,800    2,362,155       0.0%
    Chiba Bank, Ltd. (The)                      873,000    4,408,668       0.1%
    Chugoku Bank, Ltd. (The)                    276,100    2,854,167       0.0%
#   Citizen Holdings Co., Ltd.                  689,600    3,889,755       0.0%
    Coca-Cola East Japan Co., Ltd.              123,400    2,260,799       0.0%
    Coca-Cola West Co., Ltd.                    159,107    4,312,832       0.1%
#   COMSYS Holdings Corp.                        56,400      848,007       0.0%
*   Concordia Financial Group, Ltd.           2,569,400   12,373,689       0.1%
    Dai Nippon Printing Co., Ltd.               927,000    8,693,833       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)   1,614,800   19,409,398       0.2%
    Daido Steel Co., Ltd.                       205,000      692,662       0.0%
#   Daihatsu Motor Co., Ltd.                    581,500    7,760,148       0.1%
    Denka Co., Ltd.                             992,000    4,175,885       0.1%
    DIC Corp.                                 1,740,000    4,002,534       0.1%
    Ebara Corp.                                 673,000    3,064,241       0.0%
    Fuji Electric Co., Ltd.                     221,000      940,408       0.0%
    Fuji Media Holdings, Inc.                    74,400      842,525       0.0%
    FUJIFILM Holdings Corp.                     694,200   28,495,700       0.3%
    Fujitsu, Ltd.                             3,085,000   10,779,290       0.1%
    Fukuoka Financial Group, Inc.             1,218,000    4,163,722       0.1%
    Furukawa Electric Co., Ltd.                 429,680    1,051,996       0.0%
    Glory, Ltd.                                 185,800    6,085,185       0.1%
    Gunma Bank, Ltd. (The)                      650,397    2,575,126       0.0%
    H2O Retailing Corp.                         198,900    3,263,731       0.0%
    Hachijuni Bank, Ltd. (The)                  620,231    2,711,549       0.0%
    Hankyu Hanshin Holdings, Inc.             1,799,000   11,402,970       0.1%
    Hiroshima Bank, Ltd. (The)                  673,000    2,436,478       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                        ---------- ----------- ---------------
JAPAN -- (Continued)
    Hitachi Capital Corp.                                   58,400 $ 1,247,287       0.0%
    Hitachi Chemical Co., Ltd.                             320,500   5,382,389       0.1%
#   Hitachi Construction Machinery Co., Ltd.               425,500   6,755,595       0.1%
    Hitachi High-Technologies Corp.                        101,600   2,749,056       0.0%
    Hitachi Metals, Ltd.                                   303,200   3,078,739       0.0%
    Hitachi Transport System, Ltd.                         105,000   1,759,650       0.0%
    Hitachi, Ltd.                                       10,760,000  49,304,745       0.5%
    Hokuhoku Financial Group, Inc.                       1,919,000   2,416,099       0.0%
    Honda Motor Co., Ltd.                                3,658,600  98,730,134       1.1%
#   House Foods Group, Inc.                                 65,300   1,252,965       0.0%
    Ibiden Co., Ltd.                                       459,900   5,787,632       0.1%
#   Idemitsu Kosan Co., Ltd.                               154,596   3,302,516       0.0%
#   IHI Corp.                                            1,136,000   2,463,415       0.0%
    Iida Group Holdings Co., Ltd.                          178,700   3,337,417       0.0%
    Inpex Corp.                                          2,118,600  16,842,533       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                       354,700   3,763,982       0.0%
    Isuzu Motors, Ltd.                                     112,300   1,201,641       0.0%
    ITOCHU Corp.                                         3,608,800  45,862,802       0.5%
    Iyo Bank, Ltd. (The)                                   433,600   2,849,233       0.0%
    J Front Retailing Co., Ltd.                            832,300   9,999,199       0.1%
    JFE Holdings, Inc.                                   1,657,100  23,254,644       0.3%
    Joyo Bank, Ltd. (The)                                1,061,000   3,697,701       0.0%
#   JSR Corp.                                              206,200   2,826,625       0.0%
    JTEKT Corp.                                            166,100   2,115,060       0.0%
    JX Holdings, Inc.                                    3,610,433  15,517,298       0.2%
    K's Holdings Corp.                                      71,300   2,396,300       0.0%
    Kamigumi Co., Ltd.                                     411,000   3,684,956       0.0%
    Kaneka Corp.                                         1,045,542   8,750,893       0.1%
    Kawasaki Heavy Industries, Ltd.                        741,000   2,078,245       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                          3,196,000   6,814,568       0.1%
    Kinden Corp.                                           207,000   2,431,255       0.0%
    Kobe Steel, Ltd.                                     9,880,000   9,486,968       0.1%
    Komatsu, Ltd.                                        1,596,200  27,414,596       0.3%
    Konica Minolta, Inc.                                 1,910,700  16,492,335       0.2%
    Kuraray Co., Ltd.                                    1,181,800  14,982,904       0.2%
    Kurita Water Industries, Ltd.                            7,500     180,345       0.0%
#   Kyocera Corp.                                          192,900   9,571,727       0.1%
    Kyocera Corp. Sponsored ADR                             25,197   1,229,614       0.0%
    Kyushu Financial Group, Inc.                           517,149   2,714,454       0.0%
    LIXIL Group Corp.                                      445,400   9,325,867       0.1%
    Marubeni Corp.                                       4,458,300  23,665,788       0.3%
    Mazda Motor Corp.                                    1,891,700  28,822,488       0.3%
    Medipal Holdings Corp.                                 149,600   2,366,853       0.0%
    Mitsubishi Chemical Holdings Corp.                   6,451,800  33,668,965       0.4%
    Mitsubishi Corp.                                       907,600  15,255,488       0.2%
    Mitsubishi Gas Chemical Co., Inc.                      743,000   4,074,472       0.1%
    Mitsubishi Heavy Industries, Ltd.                    6,110,000  21,718,668       0.2%
#   Mitsubishi Logistics Corp.                              31,000     423,803       0.0%
    Mitsubishi Materials Corp.                           5,182,000  16,436,171       0.2%
    Mitsubishi UFJ Financial Group, Inc.                21,459,506  99,031,588       1.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   4,781,372  21,994,311       0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.               653,400   2,847,612       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                           ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui & Co., Ltd.                        922,500 $11,268,559       0.1%
    Mitsui & Co., Ltd. Sponsored ADR           11,723   2,828,701       0.0%
    Mitsui Chemicals, Inc.                  3,169,800  10,512,760       0.1%
#   Mitsui OSK Lines, Ltd.                  2,191,000   4,655,970       0.1%
    Mizuho Financial Group, Inc.           53,298,800  79,890,176       0.9%
    Mizuho Financial Group, Inc. ADR          205,757     609,041       0.0%
    MS&AD Insurance Group Holdings, Inc.      434,953  11,487,751       0.1%
    NEC Corp.                              10,595,101  25,786,075       0.3%
    NH Foods, Ltd.                            179,536   4,001,748       0.1%
    NHK Spring Co., Ltd.                      455,600   4,010,147       0.1%
#   Nikon Corp.                               597,000   8,702,708       0.1%
#   Nippo Corp.                               148,000   2,453,928       0.0%
    Nippon Electric Glass Co., Ltd.           633,000   3,351,372       0.0%
    Nippon Express Co., Ltd.                3,185,238  14,535,577       0.2%
#   Nippon Paper Industries Co., Ltd.         334,100   6,419,948       0.1%
    Nippon Shokubai Co., Ltd.                  61,300   3,175,086       0.0%
    Nippon Steel & Sumitomo Metal Corp.     2,021,593  42,064,816       0.5%
    Nippon Yusen K.K.                       7,713,000  15,109,941       0.2%
    Nissan Motor Co., Ltd.                  6,015,000  53,377,246       0.6%
    Nisshinbo Holdings, Inc.                  305,000   3,320,989       0.0%
    NOK Corp.                                 289,420   4,796,768       0.1%
    Nomura Holdings, Inc.                   5,628,500  23,914,152       0.3%
    Nomura Real Estate Holdings, Inc.         145,100   2,651,742       0.0%
    NTN Corp.                                 941,000   2,915,868       0.0%
    Obayashi Corp.                            279,682   2,740,976       0.0%
    Oji Holdings Corp.                      3,534,000  14,512,508       0.2%
    Otsuka Holdings Co., Ltd.                 205,800   8,023,011       0.1%
#   Resona Holdings, Inc.                   6,939,500  24,532,960       0.3%
    Ricoh Co., Ltd.                         3,215,400  32,767,881       0.4%
    Rohm Co., Ltd.                            104,600   4,526,639       0.1%
    Sankyo Co., Ltd.                           82,500   3,123,543       0.0%
    SBI Holdings, Inc.                        363,400   3,762,540       0.0%
    Sega Sammy Holdings, Inc.                 198,600   2,162,428       0.0%
    Seino Holdings Co., Ltd.                  264,400   2,687,205       0.0%
    Sekisui Chemical Co., Ltd.                105,000   1,312,297       0.0%
    Sekisui House, Ltd.                     1,442,200  25,041,397       0.3%
    Shinsei Bank, Ltd.                      2,649,000   3,712,776       0.0%
    Shizuoka Bank, Ltd. (The)                 864,000   6,403,711       0.1%
    Showa Shell Sekiyu K.K.                   231,300   2,413,779       0.0%
    SKY Perfect JSAT Holdings, Inc.           524,100   2,789,954       0.0%
    Sojitz Corp.                            1,985,300   3,967,088       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.      260,500   6,839,691       0.1%
    Sony Corp.                                 57,600   1,395,164       0.0%
    Sony Corp. Sponsored ADR                  660,298  15,913,182       0.2%
    Sumitomo Chemical Co., Ltd.             6,896,000  31,168,687       0.3%
#   Sumitomo Corp.                            743,000   7,855,188       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.       128,500   1,654,150       0.0%
    Sumitomo Electric Industries, Ltd.      2,829,000  34,031,836       0.4%
    Sumitomo Forestry Co., Ltd.               493,000   5,691,825       0.1%
    Sumitomo Heavy Industries, Ltd.         1,822,000   7,657,098       0.1%
    Sumitomo Metal Mining Co., Ltd.         1,243,000  14,024,114       0.2%
    Sumitomo Mitsui Financial Group, Inc.   2,794,500  84,091,227       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Trust Holdings, Inc.      4,977,629 $   15,300,637       0.2%
    Sumitomo Rubber Industries, Ltd.            503,000      7,657,445       0.1%
    Suzuken Co., Ltd.                           122,000      4,180,710       0.1%
    T&D Holdings, Inc.                        2,073,500     19,848,505       0.2%
    Taiheiyo Cement Corp.                       569,000      1,505,582       0.0%
    Takashimaya Co., Ltd.                       753,634      5,502,144       0.1%
    TDK Corp.                                   492,800     28,835,613       0.3%
    Teijin, Ltd.                              3,858,450     13,814,171       0.2%
    THK Co., Ltd.                               131,300      2,607,998       0.0%
    Tokai Rika Co., Ltd.                        165,500      3,064,342       0.0%
    Tokio Marine Holdings, Inc.                  91,900      3,007,195       0.0%
    Tokyo Broadcasting System Holdings, Inc.     20,600        283,336       0.0%
    Tokyo Tatemono Co., Ltd.                     28,600        377,621       0.0%
    Toppan Printing Co., Ltd.                   870,000      7,438,828       0.1%
    Tosoh Corp.                               1,636,000      7,477,779       0.1%
    Toyo Seikan Group Holdings, Ltd.            269,149      5,306,206       0.1%
    Toyoda Gosei Co., Ltd.                      203,600      3,754,147       0.0%
    Toyota Industries Corp.                      54,300      2,355,965       0.0%
    Toyota Motor Corp.                           81,400      4,126,142       0.1%
    Toyota Tsusho Corp.                         923,500     20,902,832       0.2%
    Ube Industries, Ltd.                      3,078,000      5,846,009       0.1%
    Ushio, Inc.                                  36,800        500,513       0.0%
    Wacoal Holdings Corp.                       172,000      2,073,858       0.0%
#   Yamada Denki Co., Ltd.                    1,254,400      6,314,979       0.1%
    Yamaguchi Financial Group, Inc.             358,148      3,328,915       0.0%
    Yokohama Rubber Co., Ltd. (The)             266,800      4,472,800       0.1%
                                                        --------------      ----
TOTAL JAPAN                                              1,857,550,965      20.2%
                                                        --------------      ----
NETHERLANDS -- (3.0%)
    Aegon NV                                  2,643,678     15,199,387       0.2%
    Akzo Nobel NV                                32,447      2,305,249       0.0%
    ArcelorMittal(B03XPL1)                    4,999,724     28,224,060       0.3%
    ArcelorMittal(B295F26)                    1,085,424      6,110,937       0.1%
    Boskalis Westminster                        192,237      8,016,865       0.1%
    ING Groep NV                              6,261,830     76,728,813       0.8%
    ING Groep NV Sponsored ADR                1,202,410     14,753,571       0.1%
    Koninklijke DSM NV                          700,750     43,009,619       0.5%
#   Koninklijke KPN NV                        3,251,631     12,777,781       0.1%
    Koninklijke Philips NV(500472303)           564,606     15,532,311       0.2%
    Koninklijke Philips NV(5986622)           2,397,124     65,869,543       0.7%
    NN Group NV                                 233,293      8,098,190       0.1%
*   TNT Express NV                               72,118        654,671       0.0%
                                                        --------------      ----
TOTAL NETHERLANDS                                          297,280,997       3.2%
                                                        --------------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.        645,779      2,770,210       0.0%
    Fletcher Building, Ltd.                     824,808      4,794,755       0.1%
    Fonterra Co-operative Group, Ltd.            83,617        338,998       0.0%
                                                        --------------      ----
TOTAL NEW ZEALAND                                            7,903,963       0.1%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                         ---------- ------------ ---------------
NORWAY -- (0.8%)
    DNB ASA                               1,278,210 $ 16,356,510       0.2%
    Norsk Hydro ASA                       3,177,505   13,825,272       0.2%
    Norsk Hydro ASA Sponsored ADR            59,900      256,372       0.0%
*   Seadrill, Ltd.                          764,010    3,651,968       0.0%
    Statoil ASA                           1,375,001   24,201,796       0.3%
    Statoil ASA Sponsored ADR               592,648   10,424,678       0.1%
*   Storebrand ASA                          777,915    3,294,654       0.0%
*   Subsea 7 SA                             333,249    3,057,629       0.0%
    Yara International ASA                   22,709      908,314       0.0%
                                                    ------------       ---
TOTAL NORWAY                                          75,977,193       0.8%
                                                    ------------       ---
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA               2,631,973           --       0.0%
    EDP Renovaveis SA                       541,158    4,218,526       0.0%
                                                    ------------       ---
TOTAL PORTUGAL                                         4,218,526       0.0%
                                                    ------------       ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                      4,480,600   10,320,729       0.1%
    City Developments, Ltd.               1,110,600    6,869,469       0.1%
    DBS Group Holdings, Ltd.                343,487    3,885,207       0.0%
    Frasers Centrepoint, Ltd.               453,300      562,150       0.0%
    Golden Agri-Resources, Ltd.          12,926,000    3,834,519       0.0%
    Hutchison Port Holdings Trust        16,251,500    7,214,545       0.1%
    Keppel Corp., Ltd.                    3,274,700   13,086,450       0.2%
    Olam International, Ltd.                530,200      649,444       0.0%
    Oversea-Chinese Banking Corp., Ltd.     199,985    1,299,121       0.0%
    SembCorp Industries, Ltd.             1,345,900    2,876,874       0.0%
    Singapore Airlines, Ltd.              2,389,100   20,394,511       0.2%
    United Industrial Corp., Ltd.         1,994,413    4,294,404       0.1%
    UOL Group, Ltd.                       1,065,964    4,854,108       0.1%
    Wilmar International, Ltd.            3,687,700   10,130,019       0.1%
                                                    ------------       ---
TOTAL SINGAPORE                                       90,271,550       1.0%
                                                    ------------       ---
SPAIN -- (2.9%)
    Acciona SA                               34,431    2,763,139       0.0%
    Banco de Sabadell SA(B1X8QN2)         9,301,520   17,822,513       0.2%
    Banco de Sabadell SA(BYXHFS8)           270,326      516,617       0.0%
    Banco Popular Espanol SA              3,700,233   10,089,338       0.1%
    Banco Santander SA                   30,476,654  154,770,173       1.7%
    Banco Santander SA Sponsored ADR        784,463    3,945,849       0.0%
    CaixaBank SA                          1,381,781    4,171,190       0.1%
    Iberdrola SA                          7,788,549   55,444,651       0.6%
    Mapfre SA                             1,275,685    3,245,183       0.0%
    Repsol SA                             2,006,322   26,436,215       0.3%
                                                    ------------       ---
TOTAL SPAIN                                          279,204,868       3.0%
                                                    ------------       ---
SWEDEN -- (2.7%)
    Boliden AB                            1,273,315   22,270,709       0.2%
    Holmen AB Class A                         2,983      101,555       0.0%
    ICA Gruppen AB                            2,667       87,688       0.0%
    Meda AB Class A                         288,268    5,327,198       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
SWEDEN -- (Continued)
    Millicom International Cellular SA                12,952 $    749,914       0.0%
    Nordea Bank AB                                 2,798,224   27,199,131       0.3%
    Skandinaviska Enskilda Banken AB Class A       3,806,534   36,392,900       0.4%
    Skandinaviska Enskilda Banken AB Class C          25,796      257,763       0.0%
    Svenska Cellulosa AB SCA Class A                  66,008    2,089,053       0.0%
    Svenska Cellulosa AB SCA Class B               2,105,645   66,436,504       0.7%
    Svenska Handelsbanken AB Class A                 794,823   10,603,055       0.1%
    Svenska Handelsbanken AB Class B                   3,434       47,719       0.0%
    Swedbank AB Class A                              333,310    7,195,765       0.1%
    Tele2 AB Class B                                 840,482    8,030,569       0.1%
    Telefonaktiebolaget LM Ericsson Class A           28,098      231,837       0.0%
    Telefonaktiebolaget LM Ericsson Class B        4,879,427   39,535,104       0.4%
    Telefonaktiebolaget LM Ericsson Sponsored ADR    834,580    6,751,752       0.1%
    Telia Co AB                                    5,789,696   27,689,594       0.3%
                                                             ------------       ---
TOTAL SWEDEN                                                  260,997,810       2.8%
                                                             ------------       ---
SWITZERLAND -- (8.0%)
    ABB, Ltd.                                      4,800,878  101,635,858       1.1%
    ABB, Ltd. Sponsored ADR                          271,992    5,741,751       0.1%
    Adecco SA                                        640,328   41,335,373       0.4%
    Baloise Holding AG                               200,163   24,811,491       0.3%
    Banque Cantonale Vaudoise                            468      323,137       0.0%
    Cie Financiere Richemont SA                    1,271,917   84,811,693       0.9%
    Clariant AG                                      951,816   18,033,650       0.2%
    Credit Suisse Group AG                           864,216   13,152,035       0.1%
    Credit Suisse Group AG Sponsored ADR             996,834   15,161,845       0.2%
*   Dufry AG                                           8,748    1,153,143       0.0%
    Julius Baer Group, Ltd.                          126,441    5,418,726       0.1%
    LafargeHolcim, Ltd.(7110753)                     885,461   44,959,700       0.5%
*   LafargeHolcim, Ltd.(BZ3DNX4)                     483,224   24,354,264       0.3%
    Lonza Group AG                                    35,611    5,939,496       0.1%
    Novartis AG                                    1,144,421   87,092,965       0.9%
    Novartis AG Sponsored ADR                          6,178      469,343       0.0%
    Swatch Group AG (The)(7184736)                   148,927    9,964,123       0.1%
#   Swatch Group AG (The)(7184725)                   121,282   41,379,165       0.4%
    Swiss Life Holding AG                             62,475   15,800,967       0.2%
    Swiss Re AG                                    1,037,390   92,201,704       1.0%
    UBS Group AG(BRJL176)                          3,448,485   59,781,035       0.7%
*   UBS Group AG(H42097107)                          500,015    8,635,259       0.1%
    Zurich Insurance Group AG                        343,651   77,109,860       0.8%
                                                             ------------       ---
TOTAL SWITZERLAND                                             779,266,583       8.5%
                                                             ------------       ---
UNITED KINGDOM -- (17.3%)
    Anglo American P.L.C.                          3,284,169   36,734,311       0.4%
    Antofagasta P.L.C.                                63,613      450,524       0.0%
    Aviva P.L.C.                                   1,268,709    8,037,896       0.1%
    Barclays P.L.C.                                3,516,286    8,828,550       0.1%
    Barclays P.L.C. Sponsored ADR                  5,022,571   50,476,839       0.6%
    Barratt Developments P.L.C.                    1,006,942    7,841,457       0.1%
    BHP Billiton P.L.C.                              767,576   10,488,541       0.1%
    BHP Billiton P.L.C. ADR                          268,993    7,416,137       0.1%
    BP P.L.C.                                      2,461,861   13,563,329       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                         ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      BP P.L.C. Sponsored ADR                            10,320,587 $  346,565,316        3.8%
      Carnival P.L.C.                                       204,531     10,201,772        0.1%
      Carnival P.L.C. ADR                                    64,057      3,238,081        0.0%
*     CYBG P.L.C.                                            79,451        259,765        0.0%
      Glencore P.L.C.                                    22,997,045     54,961,059        0.6%
      HSBC Holdings P.L.C.                               22,027,686    145,974,714        1.6%
      HSBC Holdings P.L.C. Sponsored ADR                  2,977,884     99,252,873        1.1%
      Investec P.L.C.                                       243,094      1,861,617        0.0%
#     J Sainsbury P.L.C.                                  6,300,339     26,655,551        0.3%
      Kingfisher P.L.C.                                   6,635,761     35,353,506        0.4%
      Lloyds Banking Group P.L.C. ADR                       742,377      2,962,084        0.0%
      Old Mutual P.L.C.                                   5,037,958     13,696,987        0.2%
      Pearson P.L.C. Sponsored ADR                        1,176,118     13,807,625        0.2%
*     Royal Bank of Scotland Group P.L.C.                 4,034,018     13,571,835        0.2%
*     Royal Bank of Scotland Group P.L.C. Sponsored ADR     409,166      2,770,054        0.0%
      Royal Dutch Shell P.L.C. Class A                    2,118,295     55,484,923        0.6%
      Royal Dutch Shell P.L.C. Class B                      255,146      6,698,825        0.1%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A     2,631,838    139,197,892        1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B     3,699,017    197,342,557        2.1%
      Royal Mail P.L.C.                                     414,453      2,951,966        0.0%
      Standard Chartered P.L.C.                           3,430,355     27,726,213        0.3%
      Vodafone Group P.L.C.                              58,351,986    188,000,632        2.0%
      Vodafone Group P.L.C. Sponsored ADR                 4,011,201    131,326,730        1.4%
#     WM Morrison Supermarkets P.L.C.                     6,735,041     18,845,247        0.2%
                                                                    --------------      -----
TOTAL UNITED KINGDOM                                                 1,682,545,408       18.3%
                                                                    --------------      -----
TOTAL COMMON STOCKS                                                  8,995,719,755       97.8%
                                                                    --------------      -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Bayerische Motoren Werke AG                            44,086      3,510,096        0.0%
      Porsche Automobil Holding SE                          242,713     13,558,738        0.2%
      Volkswagen AG                                         396,506     57,518,392        0.6%
                                                                    --------------      -----
TOTAL GERMANY                                                           74,587,226        0.8%
                                                                    --------------      -----
TOTAL PREFERRED STOCKS                                                  74,587,226        0.8%
                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                          9,070,306,981
                                                                    --------------

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund                     58,516,332    677,033,964        7.4%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,969,346,327)                 $9,747,340,945      106.0%
                                                                    ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia                   $   48,124,863 $  551,245,920   --    $  599,370,783
   Austria                                 --      8,597,516   --         8,597,516
   Belgium                          5,539,688    130,354,766   --       135,894,454
   Canada                         779,096,158         91,927   --       779,188,085
   Denmark                                 --    158,680,247   --       158,680,247
   Finland                          2,128,174     57,721,575   --        59,849,749
   France                             350,061    830,449,010   --       830,799,071
   Germany                         62,545,620    626,845,477   --       689,391,097
   Hong Kong                               --    216,550,227   --       216,550,227
   Ireland                          6,264,938     19,280,342   --        25,545,280
   Israel                                  --     33,961,734   --        33,961,734
   Italy                           18,026,740    104,646,909   --       122,673,649
   Japan                           54,948,538  1,802,602,427   --     1,857,550,965
   Netherlands                     36,396,819    260,884,178   --       297,280,997
   New Zealand                             --      7,903,963   --         7,903,963
   Norway                          14,333,018     61,644,175   --        75,977,193
   Portugal                                --      4,218,526   --         4,218,526
   Singapore                               --     90,271,550   --        90,271,550
   Spain                            4,462,466    274,742,402   --       279,204,868
   Sweden                           6,751,752    254,246,058   --       260,997,810
   Switzerland                     30,008,198    749,258,385   --       779,266,583
   United Kingdom                 994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
   Germany                                 --     74,587,226   --        74,587,226
Securities Lending Collateral              --    677,033,964   --       677,033,964
Futures Contracts**                 1,200,017             --   --         1,200,017
Forward Currency Contracts**               --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL                          $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (18.4%)
#   Accordia Golf Co., Ltd.                         350,289 $ 3,325,185       0.1%
    Adastria Co., Ltd.                              194,640   6,450,516       0.3%
#   Aeon Fantasy Co., Ltd.                           49,332   1,087,636       0.1%
*   AGORA Hospitality Group Co., Ltd.               591,000     218,986       0.0%
    Ahresty Corp.                                   123,400     805,465       0.0%
*   Aigan Co., Ltd.                                  79,000     158,080       0.0%
    Aisan Industry Co., Ltd.                        201,800   1,494,278       0.1%
#*  Akebono Brake Industry Co., Ltd.                436,100   1,125,409       0.1%
#   Alpen Co., Ltd.                                 109,300   1,865,224       0.1%
    Alpha Corp.                                      30,400     279,892       0.0%
    Alpine Electronics, Inc.                        277,500   3,415,550       0.1%
    Amiyaki Tei Co., Ltd.                            23,800     937,402       0.0%
#   Amuse, Inc.                                      51,598   1,057,725       0.1%
*   Anrakutei Co., Ltd.                              22,000      92,894       0.0%
    AOI Pro, Inc.                                    44,800     355,667       0.0%
#   AOKI Holdings, Inc.                             268,400   3,114,379       0.1%
    Aoyama Trading Co., Ltd.                        304,000  11,334,508       0.4%
    Arata Corp.                                      20,400     461,516       0.0%
    Arcland Sakamoto Co., Ltd.                      176,200   1,829,509       0.1%
    ARCLAND SERVICE Co., Ltd.                         9,000     252,119       0.0%
    Asahi Broadcasting Corp.                         21,200     129,019       0.0%
    Asahi Co., Ltd.                                  92,300   1,369,018       0.1%
    Asante, Inc.                                      6,900      93,932       0.0%
    Asatsu-DK, Inc.                                 198,500   4,928,974       0.2%
#   Ashimori Industry Co., Ltd.                     254,000     353,894       0.0%
#   Atom Corp.                                      251,000   1,527,646       0.1%
    Atsugi Co., Ltd.                                743,000     791,030       0.0%
#   Autobacs Seven Co., Ltd.                        398,500   6,875,441       0.3%
#   Avex Group Holdings, Inc.                       225,400   2,825,217       0.1%
    Belluna Co., Ltd.                               246,500   1,239,340       0.1%
    Best Denki Co., Ltd.                            351,100     376,377       0.0%
    Bic Camera, Inc.                                483,600   4,710,374       0.2%
#   Bookoff Corp.                                    59,400     483,958       0.0%
#   Broccoli Co., Ltd.                               28,000      92,905       0.0%
    BRONCO BILLY Co., Ltd.                           42,500   1,182,752       0.1%
    Calsonic Kansei Corp.                         1,015,000   6,932,572       0.3%
#   Can Do Co., Ltd.                                 63,500     954,852       0.0%
    Central Sports Co., Ltd.                         31,800     673,500       0.0%
    CHIMNEY Co., Ltd.                                26,600     716,318       0.0%
    Chiyoda Co., Ltd.                                76,600   1,977,576       0.1%
    Chofu Seisakusho Co., Ltd.                       83,800   1,938,064       0.1%
    Chori Co., Ltd.                                  71,800   1,033,877       0.0%
    Chuo Spring Co., Ltd.                           196,000     535,894       0.0%
#   Clarion Co., Ltd.                               665,000   2,016,821       0.1%
    Cleanup Corp.                                   129,700     837,586       0.0%
#   Colowide Co., Ltd.                              347,000   5,652,356       0.2%
    Corona Corp.                                     80,100     784,106       0.0%
*   Cross Plus, Inc.                                 15,000      84,369       0.0%
    DA Consortium, Inc.                             118,700     886,013       0.0%
    Daido Metal Co., Ltd.                           184,600   1,356,199       0.1%
#   Daidoh, Ltd.                                    137,200     603,256       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Daiichikosho Co., Ltd.                          189,100 $7,927,406       0.3%
#   Daikoku Denki Co., Ltd.                          43,400    521,600       0.0%
    Dainichi Co., Ltd.                               49,300    273,779       0.0%
#   Daisyo Corp.                                     47,200    611,946       0.0%
#   DCM Holdings Co., Ltd.                          530,600  4,011,367       0.2%
    Descente, Ltd.                                  247,000  3,435,562       0.1%
    Doshisha Co., Ltd.                              141,100  2,649,246       0.1%
    Doutor Nichires Holdings Co., Ltd.              184,486  3,238,884       0.1%
    Dunlop Sports Co., Ltd.                          75,300    687,342       0.0%
    Dynic Corp.                                     174,000    241,671       0.0%
    Eagle Industry Co., Ltd.                        147,200  1,935,312       0.1%
#   EDION Corp.                                     513,900  4,158,076       0.2%
#   Exedy Corp.                                     193,000  4,504,703       0.2%
#   F-Tech, Inc.                                     32,100    303,509       0.0%
    FCC Co., Ltd.                                   209,700  3,505,337       0.1%
    Fields Corp.                                     67,800  1,009,400       0.0%
    Fine Sinter Co., Ltd.                            49,000    161,189       0.0%
#   First Juken Co., Ltd.                            19,600    230,435       0.0%
    Foster Electric Co., Ltd.                       130,500  2,715,396       0.1%
    France Bed Holdings Co., Ltd.                   138,200  1,272,814       0.1%
#   FTGroup Co., Ltd.                                56,700    362,518       0.0%
    Fuji Co., Ltd.                                  109,900  2,445,163       0.1%
    Fuji Corp., Ltd.                                131,000    826,664       0.0%
    Fuji Kiko Co., Ltd.                             137,400    545,804       0.0%
#   Fuji Kyuko Co., Ltd.                            214,000  2,860,526       0.1%
    Fuji Oozx, Inc.                                   6,000     23,816       0.0%
    Fujibo Holdings, Inc.                           671,000  1,304,461       0.1%
#   Fujikura Rubber, Ltd.                            80,200    323,585       0.0%
#   Fujishoji Co., Ltd.                              34,400    317,214       0.0%
#   Fujita Kanko, Inc.                              134,000    579,912       0.0%
    Fujitsu General, Ltd.                           370,000  6,396,908       0.3%
    FuKoKu Co., Ltd.                                 40,800    325,636       0.0%
#*  Funai Electric Co., Ltd.                         39,800    333,716       0.0%
#   Furukawa Battery Co., Ltd. (The)                 89,000    544,215       0.0%
#   Futaba Industrial Co., Ltd.                     320,000  1,481,159       0.1%
    G-7 Holdings, Inc.                               29,200    323,518       0.0%
    G-Tekt Corp.                                    100,000  1,049,170       0.1%
    Gakken Holdings Co., Ltd.                       313,000    706,732       0.0%
#   Genki Sushi Co., Ltd.                             9,700    188,390       0.0%
    Geo Holdings Corp.                              213,200  3,520,971       0.1%
#   GLOBERIDE, Inc.                                  62,299    778,654       0.0%
#   Gourmet Kineya Co., Ltd.                         85,000    787,195       0.0%
    GSI Creos Corp.                                 306,000    320,812       0.0%
#   Gulliver International Co., Ltd.                387,900  3,812,936       0.2%
    Gunze, Ltd.                                   1,080,000  3,017,985       0.1%
#   H-One Co., Ltd.                                  67,500    326,713       0.0%
    H2O Retailing Corp.                              14,800    242,852       0.0%
    Hagihara Industries, Inc.                        26,600    627,744       0.0%
    Hakuyosha Co., Ltd.                              65,000    152,422       0.0%
    Happinet Corp.                                   93,800    783,226       0.0%
    Hard Off Corp. Co., Ltd.                         55,700    761,045       0.0%
    Haruyama Trading Co., Ltd.                       47,900    346,719       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Heiwa Corp.                                      87,600 $1,840,099       0.1%
    HI-LEX Corp.                                     56,000  1,444,414       0.1%
    Hiday Hidaka Corp.                               89,947  2,126,858       0.1%
#   Himaraya Co., Ltd.                               35,900    337,029       0.0%
#   Hiramatsu, Inc.                                 160,700  1,031,159       0.0%
#   HIS Co., Ltd.                                    44,000  1,086,736       0.1%
#   Honeys Co., Ltd.                                106,040  1,094,521       0.1%
#   Hoosiers Holdings                               181,100    823,307       0.0%
    Ichibanya Co., Ltd.                               7,829    495,071       0.0%
#   Ichikoh Industries, Ltd.                        286,000    637,408       0.0%
#   IJT Technology Holdings Co., Ltd.               124,680    304,409       0.0%
#   Imasen Electric Industrial                       89,600    788,450       0.0%
#   Imperial Hotel, Ltd.                             13,000    288,883       0.0%
    Intage Holdings, Inc.                            84,800  1,080,580       0.1%
*   Izuhakone Railway Co., Ltd.                         300         --       0.0%
#*  Izutsuya Co., Ltd.                              617,000    292,034       0.0%
#*  Janome Sewing Machine Co., Ltd.                 106,400    578,979       0.0%
    Japan Wool Textile Co., Ltd. (The)              343,000  2,394,743       0.1%
#   Jin Co., Ltd.                                    80,000  2,950,946       0.1%
    Joban Kosan Co., Ltd.                           342,000    482,916       0.0%
    Joshin Denki Co., Ltd.                          205,000  1,626,725       0.1%
#   JP-Holdings, Inc.                               298,800  1,090,728       0.1%
#   JVC Kenwood Corp.                               885,430  2,200,568       0.1%
#   K's Holdings Corp.                              182,200  6,123,505       0.2%
*   Kadokawa Dwango                                 246,233  3,490,973       0.1%
#   Kappa Create Co., Ltd.                           41,600    482,254       0.0%
    Kasai Kogyo Co., Ltd.                           138,300  1,326,076       0.1%
    Kawai Musical Instruments Manufacturing Co.,
      Ltd.                                           45,200    822,977       0.0%
    Keihin Corp.                                    267,500  3,886,736       0.2%
#   Keiyo Co., Ltd.                                 176,200    857,212       0.0%
#   KFC Holdings Japan, Ltd.                         75,000  1,349,680       0.1%
#*  Kintetsu Department Store Co., Ltd.             169,000    468,180       0.0%
    Kinugawa Rubber Industrial Co., Ltd.            282,000  1,963,537       0.1%
    Kitamura Co., Ltd.                                2,000     14,929       0.0%
*   KNT-CT Holdings Co., Ltd.                       643,000    945,443       0.0%
#   Kohnan Shoji Co., Ltd.                          188,500  3,215,139       0.1%
#*  Kojima Co., Ltd.                                162,600    387,742       0.0%
#   Komatsu Seiren Co., Ltd.                        134,400    745,427       0.0%
#   Komehyo Co., Ltd.                                17,400    220,256       0.0%
#   Komeri Co., Ltd.                                191,400  4,799,670       0.2%
#   Konaka Co., Ltd.                                117,560    569,428       0.0%
    Koshidaka Holdings Co., Ltd.                     50,000    983,188       0.0%
#   Kourakuen Holdings Corp.                         39,800    549,686       0.0%
    KU Holdings Co., Ltd.                           130,900    859,735       0.0%
    Kura Corp.                                       69,200  2,973,962       0.1%
    Kurabo Industries, Ltd.                       1,241,000  2,180,100       0.1%
#   KYB Corp.                                     1,140,000  3,809,817       0.2%
#   Kyoritsu Maintenance Co., Ltd.                   70,831  5,386,624       0.2%
#   Kyoto Kimono Yuzen Co., Ltd.                      2,400     20,135       0.0%
#*  Laox Co., Ltd.                                  148,000    153,270       0.0%
    LEC, Inc.                                        41,600    516,955       0.0%
    Look, Inc.                                      228,000    347,991       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Mamiya-Op Co., Ltd.                           258,000 $   341,312       0.0%
    Mars Engineering Corp.                         49,100     883,541       0.0%
#*  Maruei Department Store Co., Ltd.              17,000      14,374       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                 29,800      99,953       0.0%
#   Matsuya Co., Ltd.                              68,700     539,867       0.0%
#   Matsuya Foods Co., Ltd.                        48,000   1,240,171       0.1%
    Meiko Network Japan Co., Ltd.                 126,400   1,394,073       0.1%
    Meiwa Estate Co., Ltd.                         56,900     317,709       0.0%
    Mikuni Corp.                                  118,000     380,154       0.0%
#   Misawa Homes Co., Ltd.                        164,000   1,132,064       0.1%
    Mitsuba Corp.                                 208,690   2,987,658       0.1%
    Mitsui Home Co., Ltd.                         165,000     754,811       0.0%
#   Mizuno Corp.                                  582,000   2,764,778       0.1%
    Monogatari Corp. (The)                         25,700   1,213,032       0.1%
#   Mr Max Corp.                                   99,200     269,948       0.0%
    Murakami Corp.                                 11,000     144,959       0.0%
    Musashi Seimitsu Industry Co., Ltd.           129,900   2,479,556       0.1%
    Nafco Co., Ltd.                                33,300     548,776       0.0%
    Nagawa Co., Ltd.                                9,700     251,370       0.0%
#*  Naigai Co., Ltd.                              985,000     419,948       0.0%
    Nakayamafuku Co., Ltd.                          9,500      64,961       0.0%
#   Next Co., Ltd.                                282,000   3,153,394       0.1%
    Nice Holdings, Inc.                           444,000     559,890       0.0%
#   Nifco, Inc.                                   287,200  13,709,068       0.5%
    Nihon Eslead Corp.                             33,900     316,255       0.0%
#   Nihon House Holdings Co., Ltd.                229,200     772,519       0.0%
#   Nihon Plast Co., Ltd.                          39,000     316,533       0.0%
    Nihon Tokushu Toryo Co., Ltd.                  60,000     468,388       0.0%
    Nippon Felt Co., Ltd.                          58,200     239,958       0.0%
    Nippon Piston Ring Co., Ltd.                   48,600     648,456       0.0%
#   Nippon Seiki Co., Ltd.                        218,400   4,213,981       0.2%
    Nishikawa Rubber Co., Ltd.                     15,000     254,300       0.0%
#   Nishimatsuya Chain Co., Ltd.                  244,500   2,786,158       0.1%
    Nissan Shatai Co., Ltd.                        55,900     545,682       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.         208,000     505,320       0.0%
#   Nissei Build Kogyo Co., Ltd.                  329,000   1,228,739       0.1%
#*  Nissen Holdings Co., Ltd.                      59,900      72,243       0.0%
#   Nissin Kogyo Co., Ltd.                        223,700   3,093,851       0.1%
#   Nittan Valve Co., Ltd.                         82,800     221,711       0.0%
    Nojima Corp.                                  120,500   1,337,073       0.1%
    Ohashi Technica, Inc.                          35,700     391,334       0.0%
#   Ohsho Food Service Corp.                       66,700   2,126,778       0.1%
#   Onward Holdings Co., Ltd.                     736,000   5,077,481       0.2%
#   Ootoya Holdings Co., Ltd.                       1,400      25,807       0.0%
#   OPT Holding, Inc.                              79,200     489,267       0.0%
#   Otsuka Kagu, Ltd.                              38,600     493,431       0.0%
#   Pacific Industrial Co., Ltd.                  239,600   2,313,586       0.1%
#   Pal Co., Ltd.                                  70,200   1,704,708       0.1%
    PALTAC Corp.                                  195,534   3,470,486       0.1%
    PanaHome Corp.                                496,200   3,869,149       0.2%
    Parco Co., Ltd.                               114,700     966,007       0.0%
    Paris Miki Holdings, Inc.                     151,200     634,791       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    PC Depot Corp.                                   17,200 $  186,635       0.0%
    PIA Corp.                                        11,600    216,489       0.0%
    Piolax, Inc.                                     56,700  2,978,777       0.1%
#*  Pioneer Corp.                                 1,926,100  5,161,393       0.2%
#   Plenus Co., Ltd.                                133,800  2,454,169       0.1%
    Press Kogyo Co., Ltd.                           568,600  1,951,289       0.1%
#   Pressance Corp.                                  39,600  1,390,064       0.1%
    Proto Corp.                                      63,000    826,305       0.0%
    Renaissance, Inc.                                58,600    646,449       0.0%
#*  Renown, Inc.                                    306,000    337,527       0.0%
#   Resort Solution Co., Ltd.                       168,000    468,593       0.0%
    Rhythm Watch Co., Ltd.                          559,000    742,869       0.0%
    Riberesute Corp.                                 17,900    126,054       0.0%
#   Right On Co., Ltd.                               87,425  1,177,628       0.1%
    Riken Corp.                                     522,000  1,685,231       0.1%
    Ringer Hut Co., Ltd.                             84,600  1,763,884       0.1%
    Riso Kyoiku Co., Ltd.                            77,400    294,394       0.0%
    Round One Corp.                                 433,400  2,543,661       0.1%
    Royal Holdings Co., Ltd.                        179,200  3,419,422       0.1%
#   Sac's Bar Holdings, Inc.                        103,450  1,313,049       0.1%
    Saizeriya Co., Ltd.                             189,400  3,357,274       0.1%
#   Sakai Ovex Co., Ltd.                            298,000    454,900       0.0%
    San Holdings, Inc.                               15,400    196,226       0.0%
#   Sanden Holdings Corp.                           686,000  2,023,073       0.1%
    Sanei Architecture Planning Co., Ltd.            50,300    567,209       0.0%
    Sangetsu Co., Ltd.                              328,750  5,891,722       0.2%
#   Sanko Marketing Foods Co., Ltd.                  27,800    241,036       0.0%
    Sankyo Seiko Co., Ltd.                          183,400    628,828       0.0%
    Sanoh Industrial Co., Ltd.                      136,500    747,015       0.0%
#   Sanrio Co., Ltd.                                 64,700  1,272,044       0.1%
    Sanyo Electric Railway Co., Ltd.                207,000    962,708       0.0%
    Sanyo Housing Nagoya Co., Ltd.                   37,500    336,839       0.0%
#   Sanyo Shokai, Ltd.                              669,000  1,602,169       0.1%
#   Sato Restaurant Systems Co., Ltd.                85,100    626,007       0.0%
#   Scroll Corp.                                    166,300    643,175       0.0%
#   Seiko Holdings Corp.                            979,407  3,668,398       0.2%
    Seiren Co., Ltd.                                292,400  3,006,476       0.1%
#   Senshukai Co., Ltd.                             174,500  1,197,210       0.1%
#   Septeni Holdings Co., Ltd.                       75,800  1,795,468       0.1%
    Seria Co., Ltd.                                 118,300  6,954,448       0.3%
#*  Sharp Corp.                                     716,000    974,528       0.0%
#   Shidax Corp.                                     93,300    435,883       0.0%
    Shikibo, Ltd.                                   779,000    793,546       0.0%
    Shimachu Co., Ltd.                              297,200  6,916,991       0.3%
    Shimojima Co., Ltd.                              25,900    260,527       0.0%
    Shobunsha Publications, Inc.                    258,500  1,430,993       0.1%
#   Shochiku Co., Ltd.                               37,000    369,993       0.0%
    Shoei Co., Ltd.                                  10,500    158,938       0.0%
    Showa Corp.                                     317,500  2,756,784       0.1%
    SKY Perfect JSAT Holdings, Inc.                  80,400    427,995       0.0%
    SNT Corp.                                        86,200    486,546       0.0%
#   Soft99 Corp.                                     68,600    475,028       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Sotoh Co., Ltd.                                  41,400 $  376,624       0.0%
    SPK Corp.                                        19,800    365,014       0.0%
#   St Marc Holdings Co., Ltd.                       97,600  2,640,239       0.1%
    Starts Corp., Inc.                              162,200  3,370,679       0.1%
    Step Co., Ltd.                                   40,700    400,081       0.0%
    Studio Alice Co., Ltd.                           57,700  1,425,568       0.1%
    Suminoe Textile Co., Ltd.                       323,000    789,697       0.0%
    Sumitomo Forestry Co., Ltd.                     281,266  3,247,296       0.1%
    Sumitomo Riko Co., Ltd.                         231,500  1,986,288       0.1%
#   Sun Corp.                                         1,800     13,091       0.0%
    Suncall Corp.                                    27,000    116,744       0.0%
    T RAD Co., Ltd.                                 412,000    673,080       0.0%
#   T-Gaia Corp.                                    155,100  1,883,770       0.1%
    Tachi-S Co., Ltd.                               162,840  2,232,382       0.1%
    Tachikawa Corp.                                  50,800    329,809       0.0%
    Taiho Kogyo Co., Ltd.                            98,200  1,065,190       0.1%
#*  Takata Corp.                                    168,000    615,646       0.0%
    Take And Give Needs Co., Ltd.                    54,070    228,756       0.0%
    Takihyo Co., Ltd.                                76,000    295,910       0.0%
#   Tama Home Co., Ltd.                              95,900    385,210       0.0%
#   Tamron Co., Ltd.                                108,300  1,750,677       0.1%
#   TASAKI & Co., Ltd.                               28,300    399,286       0.0%
    TBK Co., Ltd.                                   115,600    417,604       0.0%
    Tigers Polymer Corp.                             50,600    283,039       0.0%
#   Toa Corp.                                       127,800  1,281,592       0.1%
#   Toabo Corp.                                      54,799    244,786       0.0%
#   Toei Animation Co., Ltd.                         20,700    924,217       0.0%
    Toei Co., Ltd.                                  409,000  3,169,709       0.1%
#   Tohokushinsha Film Corp.                         22,500    128,382       0.0%
    Tokai Rika Co., Ltd.                            140,800  2,607,005       0.1%
#   Token Corp.                                      46,650  3,653,578       0.2%
    Tokyo Dome Corp.                              1,134,200  4,831,684       0.2%
#   Tokyo Individualized Educational Institute,
      Inc.                                           82,100    529,513       0.0%
    Tokyotokeiba Co., Ltd.                          619,000  1,243,577       0.1%
#   Tokyu Recreation Co., Ltd.                       79,000    591,304       0.0%
    Tomy Co., Ltd.                                  374,293  2,636,669       0.1%
    Topre Corp.                                     264,300  5,203,428       0.2%
    Toridoll.corp                                   146,300  2,542,330       0.1%
    Tosho Co., Ltd.                                  43,800  1,607,739       0.1%
    Tow Co., Ltd.                                    26,700    166,929       0.0%
    Toyo Tire & Rubber Co., Ltd.                    123,800  1,851,512       0.1%
    TPR Co., Ltd.                                   131,000  3,301,352       0.1%
    TS Tech Co., Ltd.                               164,500  3,757,033       0.2%
    TSI Holdings Co., Ltd.                          430,795  2,747,175       0.1%
#   Tsukada Global Holdings, Inc.                   109,400    748,104       0.0%
    Tsukamoto Corp. Co., Ltd.                       190,000    189,788       0.0%
#   Tsutsumi Jewelry Co., Ltd.                       47,200    985,920       0.0%
    Tv Tokyo Holdings Corp.                          33,700    584,328       0.0%
    Tyo, Inc.                                       329,800    501,529       0.0%
#   U-Shin, Ltd.                                    114,300    729,935       0.0%
    Umenohana Co., Ltd.                               1,000     24,007       0.0%
    Unipres Corp.                                   230,700  4,059,668       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    United Arrows, Ltd.                             117,700 $  4,729,441       0.2%
#*  Unitika, Ltd.                                 3,247,000    1,599,008       0.1%
#   Universal Entertainment Corp.                    91,600    1,453,990       0.1%
#*  Usen Corp.                                      685,080    2,354,986       0.1%
#   Vector, Inc.                                      7,100      184,733       0.0%
#   Village Vanguard Co., Ltd.                       32,100      458,309       0.0%
    VT Holdings Co., Ltd.                           493,000    2,490,966       0.1%
#   Wacoal Holdings Corp.                           675,000    8,138,686       0.3%
#   WATAMI Co., Ltd.                                134,200    1,272,907       0.1%
    Workman Co., Ltd.                                 1,800       56,584       0.0%
    Wowow, Inc.                                      49,200    1,052,979       0.1%
#   Xebio Holdings Co., Ltd.                        156,500    2,496,270       0.1%
    Yachiyo Industry Co., Ltd.                       21,400      175,874       0.0%
    Yamato International, Inc.                        8,200       29,839       0.0%
    Yellow Hat, Ltd.                                 92,700    1,897,112       0.1%
#   Yomiuri Land Co., Ltd.                          239,000    1,130,517       0.1%
#   Yondoshi Holdings, Inc.                          46,020    1,112,555       0.1%
    Yorozu Corp.                                    110,100    2,203,092       0.1%
#   Yoshinoya Holdings Co., Ltd.                    323,100    4,105,954       0.2%
    Yutaka Giken Co., Ltd.                            3,100       61,313       0.0%
    Zenrin Co., Ltd.                                156,300    3,340,364       0.1%
    Zensho Holdings Co., Ltd.                       604,300    7,683,585       0.3%
#   Zojirushi Corp.                                 188,000    2,804,250       0.1%
                                                            ------------      ----
Total Consumer Discretionary                                 530,446,726      20.3%
                                                            ------------      ----
Consumer Staples -- (9.2%)
#   Aderans Co., Ltd.                               130,800      657,628       0.0%
#   Aeon Hokkaido Corp.                             273,900    1,297,767       0.1%
#   Ain Holdings, Inc.                              124,600    6,052,818       0.2%
    Arcs Co., Ltd.                                  195,000    4,577,910       0.2%
    Ariake Japan Co., Ltd.                           86,100    4,770,151       0.2%
    Artnature, Inc.                                  96,200      797,629       0.0%
    Axial Retailing, Inc.                            87,000    2,773,847       0.1%
    Belc Co., Ltd.                                   59,100    2,350,912       0.1%
#   C'BON Cosmetics Co., Ltd.                         2,400       52,202       0.0%
    Cawachi, Ltd.                                    88,000    2,061,109       0.1%
    Chubu Shiryo Co., Ltd.                          114,700      857,290       0.0%
#   Chuo Gyorui Co., Ltd.                            93,000      227,775       0.0%
#   Ci:z Holdings Co., Ltd.                         157,300    3,202,396       0.1%
    Coca-Cola East Japan Co., Ltd.                  116,700    2,138,049       0.1%
    Coca-Cola West Co., Ltd.                         96,000    2,602,223       0.1%
    Cocokara fine, Inc.                             105,760    4,711,189       0.2%
    Create SD Holdings Co., Ltd.                    164,400    3,942,167       0.2%
#   Daikokutenbussan Co., Ltd.                       35,800    1,608,986       0.1%
    Dydo Drinco, Inc.                                42,700    2,156,527       0.1%
#   Earth Chemical Co., Ltd.                         57,300    2,383,866       0.1%
    Eco's Co., Ltd.                                   4,600       59,730       0.0%
#*  euglena Co., Ltd.                                 7,400      103,951       0.0%
#   Fancl Corp.                                     137,500    1,835,251       0.1%
    Feed One Co., Ltd.                              812,440      895,032       0.0%
*   First Baking Co., Ltd.                          183,000      185,505       0.0%
    Fuji Oil Holdings, Inc.                         362,600    6,745,014       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Consumer Staples -- (Continued)
    Fujicco Co., Ltd.                               120,600 $ 2,568,825       0.1%
*   Fujiya Co., Ltd.                                 26,000      47,180       0.0%
#   Genky Stores, Inc.                               23,600     735,834       0.0%
    Hagoromo Foods Corp.                             39,000     435,973       0.0%
#*  Hayashikane Sangyo Co., Ltd.                    166,000     151,983       0.0%
    Heiwado Co., Ltd.                               182,000   3,731,288       0.2%
    Hokkaido Coca-Cola Bottling Co., Ltd.            87,000     483,964       0.0%
#   Hokuto Corp.                                    131,300   2,560,164       0.1%
#   House Foods Group, Inc.                          93,600   1,795,981       0.1%
#   Inageya Co., Ltd.                               175,100   2,293,485       0.1%
    Itochu-Shokuhin Co., Ltd.                        26,600   1,013,173       0.0%
#*  Itoham Yonekyu Holdings, Inc.                   886,927   6,743,646       0.3%
    J-Oil Mills, Inc.                               563,000   1,814,667       0.1%
#   Kakiyasu Honten Co., Ltd.                        27,100     474,627       0.0%
    Kameda Seika Co., Ltd.                           72,000   2,900,037       0.1%
    Kaneko Seeds Co., Ltd.                            2,200      21,603       0.0%
    Kansai Super Market, Ltd.                        18,300     152,439       0.0%
    Kato Sangyo Co., Ltd.                           118,000   2,900,997       0.1%
#   Kenko Mayonnaise Co., Ltd.                       50,300   1,056,461       0.0%
#   KEY Coffee, Inc.                                109,700   1,858,053       0.1%
    Kirindo Holdings Co., Ltd.                       29,300     270,843       0.0%
#   Kobe Bussan Co., Ltd.                            70,600   1,524,810       0.1%
#   Kotobuki Spirits Co., Ltd.                       91,200   1,774,558       0.1%
#   Kusuri No Aoki Co., Ltd.                         92,700   4,885,196       0.2%
#   Kyokuyo Co., Ltd.                               576,000   1,379,862       0.1%
    Life Corp.                                      165,100   4,412,947       0.2%
    Mandom Corp.                                    104,400   4,725,164       0.2%
    Marudai Food Co., Ltd.                          598,000   2,500,663       0.1%
    Maruha Nichiro Corp.                            225,007   5,021,615       0.2%
#   Maxvalu Nishinihon Co., Ltd.                      5,600      81,306       0.0%
#   Maxvalu Tokai Co., Ltd.                          49,300     785,875       0.0%
#   Medical System Network Co., Ltd.                 78,200     452,545       0.0%
#   Megmilk Snow Brand Co., Ltd.                    258,500   5,990,180       0.2%
    Meito Sangyo Co., Ltd.                           52,200     640,220       0.0%
    Milbon Co., Ltd.                                 66,576   2,917,779       0.1%
#   Ministop Co., Ltd.                               88,100   1,422,120       0.1%
    Mitsubishi Shokuhin Co., Ltd.                    79,600   2,054,420       0.1%
    Mitsui Sugar Co., Ltd.                          533,850   2,407,870       0.1%
#   Miyoshi Oil & Fat Co., Ltd.                     379,000     433,551       0.0%
    Morinaga & Co., Ltd.                          1,134,000   5,430,118       0.2%
    Morinaga Milk Industry Co., Ltd.              1,134,000   5,946,242       0.2%
    Morozoff, Ltd.                                  154,000     623,623       0.0%
    Nagatanien Holdings Co., Ltd.                   131,000   1,345,081       0.1%
    Nakamuraya Co., Ltd.                            184,000     770,955       0.0%
    Natori Co., Ltd.                                 28,800     443,579       0.0%
    Nichimo Co., Ltd.                               170,000     280,878       0.0%
    Nichirei Corp.                                1,501,000  13,065,011       0.5%
#   Nihon Chouzai Co., Ltd.                          27,560     907,031       0.0%
    Niitaka Co., Ltd.                                 2,060      26,795       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.       608,000   1,046,598       0.0%
    Nippon Flour Mills Co., Ltd.                    722,000   5,573,939       0.2%
    Nippon Suisan Kaisha, Ltd.                    1,480,200   8,181,294       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Consumer Staples -- (Continued)
    Nisshin Oillio Group, Ltd. (The)                679,000 $  2,885,774       0.1%
#   Nissin Sugar Co., Ltd.                           57,000      713,021       0.0%
    Nitto Fuji Flour Milling Co., Ltd.               64,000      209,102       0.0%
    Noevir Holdings Co., Ltd.                        61,300    1,741,559       0.1%
    Oenon Holdings, Inc.                            307,000      621,065       0.0%
#   OIE Sangyo Co., Ltd.                             20,900      167,378       0.0%
    Okuwa Co., Ltd.                                 117,000    1,253,917       0.1%
    Olympic Group Corp.                              63,100      338,089       0.0%
    OUG Holdings, Inc.                               29,000       62,614       0.0%
    Prima Meat Packers, Ltd.                        859,000    2,365,527       0.1%
    Qol Co., Ltd.                                    52,600      738,596       0.0%
    Riken Vitamin Co., Ltd.                          74,100    2,896,777       0.1%
#   Rock Field Co., Ltd.                            117,600    1,763,261       0.1%
    Rokko Butter Co., Ltd.                           45,600      737,036       0.0%
#   S Foods, Inc.                                    75,562    1,798,768       0.1%
    S&B Foods, Inc.                                     499       21,953       0.0%
    Sakata Seed Corp.                               182,600    4,614,224       0.2%
    San-A Co., Ltd.                                  98,700    4,542,971       0.2%
#   Sapporo Holdings, Ltd.                        1,981,000   10,696,831       0.4%
#   Shoei Foods Corp.                                56,400      706,458       0.0%
    Showa Sangyo Co., Ltd.                          514,000    2,290,908       0.1%
    Sogo Medical Co., Ltd.                           55,800    1,618,171       0.1%
    ST Corp.                                         80,200      812,288       0.0%
    Starzen Co., Ltd.                                36,600    1,061,405       0.0%
    Takara Holdings, Inc.                           980,300    8,342,244       0.3%
    Tobu Store Co., Ltd.                            190,000      554,182       0.0%
    Toho Co., Ltd.                                   42,400      945,877       0.0%
#   Tohto Suisan Co., Ltd.                          173,000      271,529       0.0%
    Torigoe Co., Ltd. (The)                          80,300      475,212       0.0%
    Toyo Sugar Refining Co., Ltd.                   157,000      152,705       0.0%
    United Super Markets Holdings, Inc.             248,100    2,287,986       0.1%
    UNY Group Holdings Co., Ltd.                  1,468,300   10,715,245       0.4%
    Valor Holdings Co., Ltd.                        212,100    5,110,690       0.2%
    Warabeya Nichiyo Co., Ltd.                       83,460    1,560,754       0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.            46,100      432,463       0.0%
    YAKUODO Co., Ltd.                                   600       19,630       0.0%
    Yamatane Corp.                                  520,000      710,249       0.0%
#   Yamaya Corp.                                     25,600      470,955       0.0%
    Yaoko Co., Ltd.                                 102,800    4,546,282       0.2%
#   Yokohama Reito Co., Ltd.                        263,000    2,571,393       0.1%
    Yomeishu Seizo Co., Ltd.                         48,500      885,359       0.0%
    Yuasa Funashoku Co., Ltd.                       121,000      334,889       0.0%
    Yutaka Foods Corp.                                6,000      103,922       0.0%
                                                            ------------      ----
Total Consumer Staples                                       265,259,231      10.1%
                                                            ------------      ----
Energy -- (0.9%)
#   BP Castrol KK                                    57,400      679,662       0.0%
    Cosmo Energy Holdings Co., Ltd.                 345,500    4,383,899       0.2%
    Fuji Kosan Co., Ltd.                             33,100      128,575       0.0%
*   Fuji Oil Co., Ltd.                              284,800      880,706       0.0%
    Itochu Enex Co., Ltd.                           302,200    2,474,107       0.1%
#   Japan Drilling Co., Ltd.                         34,800      789,003       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Energy -- (Continued)
    Japan Oil Transportation Co., Ltd.               84,000 $   179,314       0.0%
    Japan Petroleum Exploration Co., Ltd.            27,400     637,857       0.0%
    Mitsuuroko Group Holdings Co., Ltd.             181,700     876,169       0.0%
    Modec, Inc.                                     102,100   1,554,012       0.1%
    Nippon Coke & Engineering Co., Ltd.           1,272,800     918,440       0.0%
#   Nippon Gas Co., Ltd.                            182,900   4,257,661       0.2%
#   Sala Corp.                                      124,900     642,682       0.0%
    San-Ai Oil Co., Ltd.                            310,000   2,172,603       0.1%
#   Shinko Plantech Co., Ltd.                       237,200   1,804,644       0.1%
    Sinanen Holdings Co., Ltd.                      260,000     998,825       0.1%
#   Toa Oil Co., Ltd.                               415,000     489,035       0.0%
    Toyo Kanetsu K.K.                               568,000   1,182,219       0.1%
                                                            -----------       ---
Total Energy                                                 25,049,413       1.0%
                                                            -----------       ---
Financials -- (9.9%)
    77 Bank, Ltd. (The)                             556,760   1,953,316       0.1%
    Aichi Bank, Ltd. (The)                           51,700   2,352,670       0.1%
    Airport Facilities Co., Ltd.                    132,770     588,017       0.0%
    Aizawa Securities Co., Ltd.                     154,900     820,773       0.0%
    Akita Bank, Ltd. (The)                        1,079,400   2,883,242       0.1%
    Anabuki Kosan, Inc.                              22,000      53,092       0.0%
#   Anicom Holdings, Inc.                            10,100     237,015       0.0%
    Aomori Bank, Ltd. (The)                       1,186,000   3,632,811       0.1%
#   Ardepro Co., Ltd.                               270,700     287,592       0.0%
    Asax Co., Ltd.                                    1,700      21,109       0.0%
    Ashikaga Holdings Co., Ltd.                     128,800     378,972       0.0%
    Awa Bank, Ltd. (The)                          1,173,000   5,965,308       0.2%
#   Bank of Iwate, Ltd. (The)                        99,400   3,752,870       0.2%
    Bank of Kochi, Ltd. (The)                       279,000     288,231       0.0%
#   Bank of Nagoya, Ltd. (The)                    1,007,297   3,340,579       0.1%
    Bank of Okinawa, Ltd. (The)                     110,800   3,657,459       0.1%
    Bank of Saga, Ltd. (The)                        802,000   1,622,579       0.1%
    Bank of the Ryukyus, Ltd.                       227,380   2,625,763       0.1%
    Chiba Kogyo Bank, Ltd. (The)                    236,900   1,039,879       0.0%
    Chukyo Bank, Ltd. (The)                         682,000   1,409,828       0.1%
*   Concordia Financial Group, Ltd.                 272,829   1,313,887       0.1%
    Daibiru Corp.                                   303,600   2,649,278       0.1%
    Daiichi Commodities Co., Ltd.                    13,700      46,902       0.0%
    Daikyo, Inc.                                  1,904,000   3,049,031       0.1%
#   Daisan Bank, Ltd. (The)                         855,000   1,216,788       0.1%
    Daishi Bank, Ltd. (The)                       2,003,000   6,943,108       0.3%
    Daito Bank, Ltd. (The)                          873,000   1,396,645       0.1%
#   DSB Co., Ltd.                                    55,800     380,192       0.0%
    eGuarantee, Inc.                                 10,800     234,235       0.0%
#   Ehime Bank, Ltd. (The)                          938,000   1,946,700       0.1%
    Eighteenth Bank, Ltd. (The)                   1,048,000   2,474,156       0.1%
    FIDEA Holdings Co., Ltd.                        874,800   1,377,988       0.1%
#   Financial Products Group Co., Ltd.              409,700   4,891,230       0.2%
    Fukui Bank, Ltd. (The)                        1,301,000   2,498,841       0.1%
#   Fukushima Bank, Ltd. (The)                    1,421,000   1,198,179       0.1%
    Fuyo General Lease Co., Ltd.                     81,700   3,430,820       0.1%
#   GCA Savvian Corp.                                89,900     830,705       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Financials -- (Continued)
#   Goldcrest Co., Ltd.                             101,790 $ 1,457,506       0.1%
    Grandy House Corp.                               14,200      43,212       0.0%
    Gunma Bank, Ltd. (The)                           58,000     229,640       0.0%
    Heiwa Real Estate Co., Ltd.                     236,600   2,932,873       0.1%
    Hokkoku Bank, Ltd. (The)                      1,742,000   4,924,510       0.2%
    Hokuetsu Bank, Ltd. (The)                     1,300,000   2,230,956       0.1%
    Hokuhoku Financial Group, Inc.                  368,000     463,327       0.0%
    Hyakugo Bank, Ltd. (The)                      1,491,609   5,498,634       0.2%
#   Hyakujushi Bank, Ltd. (The)                   1,509,000   4,358,304       0.2%
    IBJ Leasing Co., Ltd.                            66,500   1,144,890       0.1%
    Ichiyoshi Securities Co., Ltd.                  229,400   1,891,368       0.1%
#   IwaiCosmo Holdings, Inc.                        106,900     996,544       0.0%
    J Trust Co., Ltd.                                10,600      80,349       0.0%
    Jaccs Co., Ltd.                                  45,000     177,349       0.0%
    Jafco Co., Ltd.                                  99,400   2,749,936       0.1%
    Japan Property Management Center Co., Ltd.       17,600     253,505       0.0%
    Japan Securities Finance Co., Ltd.               16,700      65,068       0.0%
    Jimoto Holdings, Inc.                           508,400     674,707       0.0%
    Juroku Bank, Ltd. (The)                       2,002,000   5,910,543       0.2%
#   kabu.com Securities Co., Ltd.                 1,026,600   3,282,470       0.1%
#   Kabuki-Za Co., Ltd.                              36,000   1,688,868       0.1%
    Kansai Urban Banking Corp.                      149,200   1,414,793       0.1%
    Keihanshin Building Co., Ltd.                   195,400   1,058,079       0.0%
    Keiyo Bank, Ltd. (The)                        1,418,000   5,183,448       0.2%
    Kenedix, Inc.                                 1,201,100   5,133,496       0.2%
    Kita-Nippon Bank, Ltd. (The)                     49,506   1,255,197       0.1%
    Kiyo Bank, Ltd. (The)                           373,590   4,485,310       0.2%
#   Kyokuto Securities Co., Ltd.                    125,600   1,454,669       0.1%
    Kyushu Financial Group, Inc.                  1,036,920   5,442,674       0.2%
#   Land Business Co., Ltd.                          59,500     141,909       0.0%
    Leopalace21 Corp.                             1,960,700  11,765,227       0.5%
    Marusan Securities Co., Ltd.                    119,100   1,078,295       0.0%
#   Michinoku Bank, Ltd. (The)                      840,000   1,374,408       0.1%
    Mie Bank, Ltd. (The)                            523,000     977,072       0.0%
#   Minato Bank, Ltd. (The)                       1,084,000   1,553,912       0.1%
    Mito Securities Co., Ltd.                       338,500     880,702       0.0%
    Miyazaki Bank, Ltd. (The)                       931,000   2,362,819       0.1%
#   Monex Group, Inc.                             1,054,800   2,721,086       0.1%
#   Money Partners Group Co., Ltd.                   33,400     199,182       0.0%
    MONEY SQUARE HOLDINGS, Inc.                         900       9,491       0.0%
    Musashino Bank, Ltd. (The)                      199,100   5,014,686       0.2%
#   Nagano Bank, Ltd. (The)                         512,000     881,950       0.0%
    Nanto Bank, Ltd. (The)                        1,183,000   3,344,800       0.1%
*   New Real Property K.K.                           43,900          --       0.0%
    Nihon M&A Center, Inc.                          198,100  11,408,571       0.4%
    Nishi-Nippon City Bank, Ltd. (The)            1,069,000   1,928,747       0.1%
    Nisshin Fudosan Co.                             186,100     604,770       0.0%
    North Pacific Bank, Ltd.                      2,040,300   5,172,560       0.2%
#   OAK Capital Corp.                               106,300     161,224       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)               1,857,000   5,713,188       0.2%
#   Oita Bank, Ltd. (The)                         1,014,900   3,100,892       0.1%
#   Okasan Securities Group, Inc.                   223,000   1,176,748       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Financials -- (Continued)
    Open House Co., Ltd.                            121,700 $  2,586,928       0.1%
#   Pocket Card Co., Ltd.                            11,200       54,960       0.0%
#   Raysum Co., Ltd.                                 40,300      301,759       0.0%
    Relo Holdings, Inc.                              62,900    8,042,680       0.3%
    Ricoh Leasing Co., Ltd.                          96,900    2,799,594       0.1%
#   SAMTY Co., Ltd.                                  76,900      742,435       0.0%
    San-In Godo Bank, Ltd. (The)                    957,000    6,165,826       0.2%
    Sankyo Frontier Co., Ltd.                        10,000       78,434       0.0%
    Sawada Holdings Co., Ltd.                       142,000    1,404,307       0.1%
    Senshu Ikeda Holdings, Inc.                   1,365,700    5,144,425       0.2%
#   Shiga Bank, Ltd. (The)                        1,328,000    5,771,771       0.2%
    Shikoku Bank, Ltd. (The)                      1,210,000    2,352,859       0.1%
    Shimane Bank, Ltd. (The)                         16,600      178,602       0.0%
    Shimizu Bank, Ltd. (The)                         48,000    1,011,877       0.0%
    Shinoken Group Co., Ltd.                         23,500      469,921       0.0%
#   Sparx Group Co., Ltd.                           573,900    1,101,734       0.0%
    Star Mica Co., Ltd.                               5,300       79,849       0.0%
    Sumitomo Real Estate Sales Co., Ltd.            106,460    2,134,842       0.1%
#   Sun Frontier Fudousan Co., Ltd.                 148,300    1,371,244       0.1%
    Taiko Bank, Ltd. (The)                          207,000      382,574       0.0%
#   Takagi Securities Co., Ltd.                     224,000      275,972       0.0%
#   Takara Leben Co., Ltd.                          552,800    3,516,714       0.1%
    TOC Co., Ltd.                                   342,950    2,716,797       0.1%
    Tochigi Bank, Ltd. (The)                        705,000    2,716,838       0.1%
    Toho Bank, Ltd. (The)                         1,313,200    4,363,389       0.2%
    Tohoku Bank, Ltd. (The)                         588,000      766,548       0.0%
#   Tokai Tokyo Financial Holdings, Inc.            568,200    2,944,877       0.1%
    Tokyo Rakutenchi Co., Ltd.                      207,000      929,991       0.0%
#   Tokyo Theatres Co., Inc.                        468,000      511,623       0.0%
    Tokyo TY Financial Group, Inc.                  150,338    3,825,654       0.2%
    Tomato Bank, Ltd.                               484,000      656,182       0.0%
    TOMONY Holdings, Inc.                           913,950    2,600,316       0.1%
    Tosei Corp.                                     201,700    1,412,335       0.1%
    Tottori Bank, Ltd. (The)                        353,000      542,462       0.0%
    Towa Bank, Ltd. (The)                         2,036,000    1,668,836       0.1%
    Toyo Securities Co., Ltd.                       389,000      900,597       0.0%
    Tsukuba Bank, Ltd.                              495,100    1,294,652       0.1%
#   Unizo Holdings Co., Ltd.                         69,100    2,926,062       0.1%
#   Yamagata Bank, Ltd. (The)                       854,500    3,106,321       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                 976,000    3,614,382       0.1%
    Zenkoku Hosho Co., Ltd.                           1,600       56,270       0.0%
                                                            ------------      ----
Total Financials                                             284,367,693      10.9%
                                                            ------------      ----
Health Care -- (4.2%)
    As One Corp.                                     86,768    3,128,683       0.1%
#   ASKA Pharmaceutical Co., Ltd.                   131,300    1,666,435       0.1%
    Biofermin Pharmaceutical Co., Ltd.               10,500      332,246       0.0%
    BML, Inc.                                        68,300    2,911,051       0.1%
#   CMIC Holdings Co., Ltd.                          70,000    1,033,700       0.0%
    Create Medic Co., Ltd.                           28,000      226,064       0.0%
#   Daiken Medical Co., Ltd.                         88,900      715,295       0.0%
    Daito Pharmaceutical Co., Ltd.                   65,780    1,725,567       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES    VALUE++    OF NET ASSETS**
                                                  ------- ------------ ---------------
Health Care -- (Continued)
    Eiken Chemical Co., Ltd.                       73,500 $  1,345,702       0.1%
    EPS Holdings, Inc.                            164,600    2,061,612       0.1%
    FALCO HOLDINGS Co., Ltd.                       44,000      551,337       0.0%
#   FINDEX, Inc.                                   88,500    1,091,961       0.0%
    Fuji Pharma Co., Ltd.                          41,500      731,534       0.0%
    Fuso Pharmaceutical Industries, Ltd.          415,000      996,768       0.0%
    Hogy Medical Co., Ltd.                         71,000    3,954,121       0.2%
    Iwaki & Co., Ltd.                             154,000      292,375       0.0%
#   Japan Medical Dynamic Marketing, Inc.         108,100      667,413       0.0%
    Jeol, Ltd.                                    483,000    2,182,566       0.1%
    JMS Co., Ltd.                                 157,000      419,163       0.0%
    Kawasumi Laboratories, Inc.                    69,100      505,521       0.0%
    Kissei Pharmaceutical Co., Ltd.                63,900    1,469,811       0.1%
    KYORIN Holdings, Inc.                         276,100    5,447,804       0.2%
#   Mani, Inc.                                    106,400    1,747,646       0.1%
#   Mochida Pharmaceutical Co., Ltd.               78,399    5,830,386       0.2%
    N Field Co., Ltd.                                 700       11,940       0.0%
#   Nagaileben Co., Ltd.                           51,200    1,044,820       0.0%
    Nakanishi, Inc.                               115,300    3,778,883       0.2%
    ND Software Co., Ltd.                           5,200       42,804       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.            264,250    6,283,186       0.2%
#   Nichii Gakkan Co.                             284,300    2,142,533       0.1%
    Nihon Kohden Corp.                            213,900    5,325,348       0.2%
#   Nikkiso Co., Ltd.                             361,500    2,784,013       0.1%
    Nippon Chemiphar Co., Ltd.                    171,000      750,995       0.0%
#   Nipro Corp.                                   702,100    6,839,474       0.3%
    Nissui Pharmaceutical Co., Ltd.                67,400      794,706       0.0%
    Paramount Bed Holdings Co., Ltd.              114,200    4,248,105       0.2%
    Rion Co., Ltd.                                 42,300      598,083       0.0%
    Rohto Pharmaceutical Co., Ltd.                499,200    8,497,111       0.3%
    Seed Co., Ltd.                                  8,200       91,152       0.0%
    Ship Healthcare Holdings, Inc.                279,700    6,902,548       0.3%
#   Shofu, Inc.                                    35,700      446,576       0.0%
    Software Service, Inc.                         17,400      672,061       0.0%
#   Taiko Pharmaceutical Co., Ltd.                 55,700      769,984       0.0%
    Techno Medica Co., Ltd.                        25,700      538,764       0.0%
#   Toho Holdings Co., Ltd.                       321,000    7,426,341       0.3%
    Tokai Corp/Gifu                                54,500    1,564,195       0.1%
    Torii Pharmaceutical Co., Ltd.                 68,800    1,591,304       0.1%
    Towa Pharmaceutical Co., Ltd.                  59,100    2,715,949       0.1%
    Tsukui Corp.                                  169,500    2,061,474       0.1%
    Tsumura & Co.                                 348,700    8,973,039       0.3%
#   Uchiyama Holdings Co., Ltd.                    24,200      129,013       0.0%
#   Vital KSK Holdings, Inc.                      193,400    1,649,047       0.1%
    Wakamoto Pharmaceutical Co., Ltd.             107,000      261,897       0.0%
    WIN-Partners Co., Ltd.                          4,900       66,596       0.0%
    ZERIA Pharmaceutical Co., Ltd.                100,699    1,255,432       0.1%
                                                          ------------       ---
Total Health Care                                          121,292,134       4.6%
                                                          ------------       ---
Industrials -- (25.4%)
#*  A&A Material Corp.                            127,000       91,763       0.0%
    Advan Co., Ltd.                               167,700    1,608,017       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
    Advanex, Inc.                                    22,099 $   243,219       0.0%
#   Aeon Delight Co., Ltd.                          107,400   2,965,352       0.1%
    Aica Kogyo Co., Ltd.                            314,300   7,013,767       0.3%
    Aichi Corp.                                     171,500   1,292,379       0.1%
#   Aida Engineering, Ltd.                          317,900   2,900,312       0.1%
    AIT Corp.                                        11,200      92,592       0.0%
#   Alinco, Inc.                                     62,600     590,597       0.0%
    Alps Logistics Co., Ltd.                         98,600     517,249       0.0%
    Altech Corp.                                     44,750     879,460       0.0%
    Anest Iwata Corp.                               168,200   1,764,314       0.1%
#*  Arrk Corp.                                      422,400     329,526       0.0%
    Asahi Diamond Industrial Co., Ltd.              328,200   3,274,981       0.1%
    Asahi Kogyosha Co., Ltd.                        122,000     515,680       0.0%
#   Asanuma Corp.                                   383,000     878,553       0.0%
#*  Asia Growth Capital, Ltd.                       389,900     295,211       0.0%
    Asunaro Aoki Construction Co., Ltd.             142,800     878,008       0.0%
    Bando Chemical Industries, Ltd.                 462,000   2,251,737       0.1%
    Benefit One, Inc.                                96,900   2,197,268       0.1%
    Bunka Shutter Co., Ltd.                         309,000   2,604,459       0.1%
    Canare Electric Co., Ltd.                         2,300      40,897       0.0%
    Career Design Center Co., Ltd.                   28,800     233,605       0.0%
    Central Glass Co., Ltd.                       1,214,000   6,767,727       0.3%
    Central Security Patrols Co., Ltd.               40,700     832,903       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.    22,000     164,543       0.0%
#   Chiyoda Corp.                                   309,000   2,343,350       0.1%
    Chiyoda Integre Co., Ltd.                        73,700   1,473,570       0.1%
    Chudenko Corp.                                  110,500   2,174,316       0.1%
    Chugai Ro Co., Ltd.                             373,000     664,088       0.0%
    CKD Corp.                                       341,900   2,778,200       0.1%
    COMSYS Holdings Corp.                           241,700   3,634,099       0.1%
    Cosel Co., Ltd.                                 114,400   1,125,096       0.1%
    CTI Engineering Co., Ltd.                        72,300     648,362       0.0%
    Dai-Dan Co., Ltd.                               155,000   1,098,789       0.0%
    Daido Kogyo Co., Ltd.                           200,000     346,160       0.0%
    Daifuku Co., Ltd.                               579,400  10,362,482       0.4%
#   Daihatsu Diesel Manufacturing Co., Ltd.          84,000     455,350       0.0%
    Daihen Corp.                                    620,000   3,088,650       0.1%
#   Daiho Corp.                                     405,000   1,717,155       0.1%
    Daiichi Jitsugyo Co., Ltd.                      251,000   1,141,153       0.1%
    Daiseki Co., Ltd.                               209,463   3,883,863       0.2%
    Daiseki Eco. Solution Co., Ltd.                  14,400     151,782       0.0%
#   Daisue Construction Co., Ltd.                    33,700     223,633       0.0%
    Daiwa Industries, Ltd.                          173,000   1,482,943       0.1%
#*  Danto Holdings Corp.                            165,000     279,703       0.0%
    Denyo Co., Ltd.                                  85,300     915,036       0.0%
    DMG Mori Co., Ltd.                               32,000     359,024       0.0%
    DMW Corp.                                         4,800      81,617       0.0%
    Duskin Co., Ltd.                                222,400   4,046,546       0.2%
    Ebara Corp.                                     307,000   1,397,804       0.1%
#   Ebara Jitsugyo Co., Ltd.                         39,300     456,808       0.0%
    Eidai Co., Ltd.                                 115,000     436,887       0.0%
    en-japan, Inc.                                  124,800   2,000,839       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
    Endo Lighting Corp.                              60,200 $   516,835       0.0%
#*  Enshu, Ltd.                                     281,000     181,476       0.0%
    Freund Corp.                                     19,800     224,723       0.0%
#   Fudo Tetra Corp.                              1,040,800   1,279,412       0.1%
    Fuji Machine Manufacturing Co., Ltd.              6,500      66,751       0.0%
    Fujikura, Ltd.                                1,935,000   9,379,448       0.4%
#*  Fujisash Co., Ltd.                              436,500     385,815       0.0%
    Fujitec Co., Ltd.                               436,800   4,319,131       0.2%
    Fukuda Corp.                                    395,000   4,321,367       0.2%
    Fukushima Industries Corp.                       78,100   1,730,736       0.1%
#   Fukuyama Transporting Co., Ltd.                 751,400   3,849,218       0.2%
    FULLCAST Holdings Co., Ltd.                      73,900     490,395       0.0%
    Funai Soken Holdings, Inc.                      140,760   2,135,589       0.1%
    Furukawa Co., Ltd.                            1,665,000   2,408,577       0.1%
    Furukawa Electric Co., Ltd.                   4,628,000  11,330,847       0.4%
    Furusato Industries, Ltd.                        52,000     783,976       0.0%
#   Futaba Corp.                                    125,100   1,898,932       0.1%
    Gecoss Corp.                                    104,400   1,064,087       0.0%
#   Giken, Ltd.                                       2,400      42,342       0.0%
    Glory, Ltd.                                     268,900   8,806,815       0.3%
    GS Yuasa Corp.                                1,210,000   4,960,008       0.2%
#   Hamakyorex Co., Ltd.                             84,400   1,512,621       0.1%
    Hanwa Co., Ltd.                               1,221,000   5,456,710       0.2%
#   Harmonic Drive Systems, Inc.                    150,100   3,362,177       0.1%
#   Hazama Ando Corp.                             1,082,400   5,279,990       0.2%
    Hibiya Engineering, Ltd.                        117,500   1,634,991       0.1%
    Hirakawa Hewtech Corp.                            1,800      13,917       0.0%
#   Hisaka Works, Ltd.                              100,200     730,272       0.0%
    Hitachi Koki Co., Ltd.                          311,600   2,108,053       0.1%
    Hitachi Transport System, Ltd.                  278,000   4,658,884       0.2%
    Hitachi Zosen Corp.                             991,379   5,031,817       0.2%
    Hito Communications, Inc.                         4,600      84,974       0.0%
    Hokuetsu Industries Co., Ltd.                   105,900     645,580       0.0%
#   Hokuriku Electrical Construction Co., Ltd.       23,000     168,282       0.0%
    Hosokawa Micron Corp.                           176,000     908,306       0.0%
    Howa Machinery, Ltd.                             72,100     361,609       0.0%
    Ichiken Co., Ltd.                               143,000     367,501       0.0%
    Ichinen Holdings Co., Ltd.                      114,200   1,014,524       0.0%
    Idec Corp.                                      158,800   1,458,100       0.1%
#   Iino Kaiun Kaisha, Ltd.                         521,100   2,027,988       0.1%
    Inaba Denki Sangyo Co., Ltd.                    138,700   4,355,009       0.2%
#   Inaba Seisakusho Co., Ltd.                       49,700     605,860       0.0%
    Inabata & Co., Ltd.                             296,300   2,886,039       0.1%
#   Inui Global Logistics Co., Ltd.                  71,880     576,919       0.0%
#   Iseki & Co., Ltd.                             1,110,000   2,362,189       0.1%
    Ishii Iron Works Co., Ltd.                      110,000     153,503       0.0%
    Itoki Corp.                                     213,800   1,343,443       0.1%
    Iwasaki Electric Co., Ltd.                      372,000     634,503       0.0%
    Iwatani Corp.                                 1,087,000   6,385,315       0.3%
    JAC Recruitment Co., Ltd.                        13,400     165,158       0.0%
#   Jalux, Inc.                                      33,200     631,912       0.0%
#   Jamco Corp.                                      68,400   1,750,190       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Japan Foundation Engineering Co., Ltd.          119,500 $  467,107       0.0%
    Japan Pulp & Paper Co., Ltd.                    465,000  1,378,602       0.1%
    Japan Steel Works, Ltd. (The)                 1,992,000  7,717,303       0.3%
    Japan Transcity Corp.                           242,000    794,406       0.0%
    JK Holdings Co., Ltd.                            89,940    385,089       0.0%
#   Juki Corp.                                      183,600  1,615,355       0.1%
    Kamei Corp.                                     148,700  1,339,723       0.1%
    Kanaden Corp.                                   110,600    861,326       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                   190,000  1,063,841       0.0%
    Kanamoto Co., Ltd.                              171,600  4,411,056       0.2%
    Kandenko Co., Ltd.                              626,000  4,451,351       0.2%
    Kanematsu Corp.                               2,395,625  3,607,674       0.1%
#   Katakura Industries Co., Ltd.                   136,100  1,468,369       0.1%
#   Kato Works Co., Ltd.                            309,000  1,182,615       0.1%
#   KAWADA TECHNOLOGIES, Inc.                        53,700  1,636,617       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.               96,000    281,393       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                   3,035,000  6,471,281       0.3%
    Keihin Co., Ltd.                                249,000    307,821       0.0%
#*  KI Holdings Co., Ltd.                            88,000    251,134       0.0%
    Kimura Chemical Plants Co., Ltd.                 39,900    135,909       0.0%
    King Jim Co., Ltd.                               13,000    101,879       0.0%
#   Kinki Sharyo Co., Ltd.                          153,000    438,289       0.0%
    Kintetsu World Express, Inc.                    155,600  2,035,882       0.1%
    Kitagawa Iron Works Co., Ltd.                   496,000    884,485       0.0%
    Kitano Construction Corp.                       259,000    621,980       0.0%
#   Kito Corp.                                      108,500    747,889       0.0%
    Kitz Corp.                                      543,500  2,203,063       0.1%
*   Kobe Electric Railway Co., Ltd.                  29,000     97,744       0.0%
    Kobelco Eco-Solutions Co., Ltd.                  97,000    386,693       0.0%
    Koike Sanso Kogyo Co., Ltd.                     145,000    330,106       0.0%
#   Kokusai Co., Ltd.                                40,400    466,610       0.0%
    Kokuyo Co., Ltd.                                525,125  6,879,869       0.3%
#   KOMAIHALTEC, Inc.                               227,000    486,365       0.0%
    Komatsu Wall Industry Co., Ltd.                  40,000    623,580       0.0%
    Komori Corp.                                    348,700  4,100,108       0.2%
    Kondotec, Inc.                                  124,000  1,001,933       0.0%
    Konoike Transport Co., Ltd.                      70,600    822,811       0.0%
#*  Kosaido Co., Ltd.                               248,600    746,760       0.0%
    KRS Corp.                                        36,200    898,754       0.0%
    Kumagai Gumi Co., Ltd.                        1,802,000  4,875,051       0.2%
#   Kuroda Electric Co., Ltd.                       219,100  3,378,723       0.1%
    Kyodo Printing Co., Ltd.                        506,000  1,496,123       0.1%
    Kyokuto Boeki Kaisha, Ltd.                       58,000    113,150       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                185,700  1,828,923       0.1%
    Kyoritsu Printing Co., Ltd.                     105,300    270,310       0.0%
    Kyowa Exeo Corp.                                481,800  5,446,633       0.2%
#   Kyudenko Corp.                                  219,000  5,561,305       0.2%
#   Link And Motivation, Inc.                       251,400    323,301       0.0%
    Lonseal Corp.                                   116,000    159,007       0.0%
#   Maeda Corp.                                     821,000  6,272,059       0.2%
    Maeda Kosen Co., Ltd.                           102,300  1,072,003       0.0%
    Maeda Road Construction Co., Ltd.               387,000  7,050,484       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Maezawa Industries, Inc.                         35,700 $   96,855       0.0%
    Maezawa Kasei Industries Co., Ltd.               45,600    422,433       0.0%
    Maezawa Kyuso Industries Co., Ltd.               48,200    628,387       0.0%
#   Makino Milling Machine Co., Ltd.                655,000  3,935,199       0.2%
    Marubeni Construction Material Lease Co.,
    Ltd.                                             75,000    124,636       0.0%
#   Marufuji Sheet Piling Co., Ltd.                  58,000    125,068       0.0%
    Maruka Machinery Co., Ltd.                       32,200    380,219       0.0%
    Maruwa Unyu Kikan Co., Ltd.                       1,000     24,873       0.0%
    Maruyama Manufacturing Co., Inc.                230,000    369,315       0.0%
    Maruzen Co., Ltd.                                46,000    407,618       0.0%
    Maruzen Showa Unyu Co., Ltd.                    300,000  1,115,207       0.1%
#   Matsuda Sangyo Co., Ltd.                         81,082    875,669       0.0%
    Matsui Construction Co., Ltd.                   124,600    864,755       0.0%
    Max Co., Ltd.                                   191,000  2,037,543       0.1%
    Meidensha Corp.                               1,171,050  4,890,292       0.2%
    Meiji Shipping Co., Ltd.                        111,000    372,993       0.0%
#   Meisei Industrial Co., Ltd.                     251,000  1,140,000       0.1%
#   Meitec Corp.                                    181,300  6,288,930       0.2%
#   Meiwa Corp.                                     158,000    527,304       0.0%
    Mesco, Inc.                                      22,000    169,166       0.0%
    Mie Kotsu Group Holdings, Inc.                    5,400     28,083       0.0%
    Mirait Holdings Corp.                           374,085  3,278,968       0.1%
    Mitani Corp.                                     68,200  1,965,195       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                   49,000     95,360       0.0%
#   Mitsubishi Logistics Corp.                       26,000    355,448       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.           159,600    720,562       0.0%
#   Mitsubishi Pencil Co., Ltd.                      95,800  4,563,196       0.2%
    Mitsuboshi Belting, Ltd.                        328,000  2,594,234       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.   5,109,000  7,889,678       0.3%
    Mitsui Matsushima Co., Ltd.                     847,000    879,623       0.0%
    Mitsui-Soko Holdings Co., Ltd.                  626,000  1,676,012       0.1%
    Mitsumura Printing Co., Ltd.                     93,000    174,272       0.0%
#   Miyaji Engineering Group, Inc.                  332,175    454,400       0.0%
    Morita Holdings Corp.                           227,700  2,714,362       0.1%
#   NAC Co., Ltd.                                    58,900    466,804       0.0%
#   Nachi-Fujikoshi Corp.                         1,025,000  3,302,313       0.1%
    Nagase & Co., Ltd.                              374,900  4,157,113       0.2%
    Nakabayashi Co., Ltd.                           211,000    525,818       0.0%
    Nakano Corp.                                     14,800     67,846       0.0%
    Namura Shipbuilding Co., Ltd.                   217,228  1,610,504       0.1%
    Narasaki Sangyo Co., Ltd.                       103,000    220,281       0.0%
    NDS Co., Ltd.                                   241,000    655,035       0.0%
#   NEC Capital Solutions, Ltd.                      43,800    609,256       0.0%
    Nichias Corp.                                   581,000  3,763,447       0.2%
    Nichiban Co., Ltd.                              119,000    694,165       0.0%
    Nichiden Corp.                                   22,600    607,257       0.0%
    Nichiha Corp.                                   143,680  2,190,147       0.1%
    Nichireki Co., Ltd.                             148,000  1,062,923       0.0%
    Nihon Flush Co., Ltd.                             3,600     33,775       0.0%
    Nihon Trim Co., Ltd.                             18,200  1,240,802       0.1%
    Nikkato Corp.                                       700      2,411       0.0%
    Nikko Co., Ltd.                                 155,000    464,919       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd.                       356,800 $6,626,450       0.3%
    Nippo Corp.                                     142,000  2,354,444       0.1%
    Nippon Air Conditioning Services Co., Ltd.       29,800    143,411       0.0%
#   Nippon Carbon Co., Ltd.                         648,000  1,310,540       0.1%
    Nippon Densetsu Kogyo Co., Ltd.                 227,300  4,418,958       0.2%
    Nippon Filcon Co., Ltd.                          70,900    281,408       0.0%
    Nippon Hume Corp.                               129,400    681,725       0.0%
    Nippon Kanzai Co., Ltd.                          84,800  1,297,461       0.1%
    Nippon Koei Co., Ltd.                           390,000  1,255,632       0.1%
#   Nippon Parking Development Co., Ltd.          1,197,800  1,328,316       0.1%
    Nippon Rietec Co., Ltd.                           7,000     54,306       0.0%
    Nippon Road Co., Ltd. (The)                     384,000  1,780,003       0.1%
    Nippon Seisen Co., Ltd.                         100,000    414,663       0.0%
#*  Nippon Sharyo, Ltd.                             422,000  1,021,669       0.0%
*   Nippon Sheet Glass Co., Ltd.                  5,848,000  4,566,444       0.2%
    Nippon Steel & Sumikin Bussan Corp.             955,599  3,375,783       0.1%
    Nippon Thompson Co., Ltd.                       410,000  1,479,528       0.1%
    Nippon Tungsten Co., Ltd.                        62,000     98,155       0.0%
    Nishi-Nippon Railroad Co., Ltd.               1,196,000  7,294,877       0.3%
    Nishimatsu Construction Co., Ltd.             1,794,000  7,834,166       0.3%
    Nishio Rent All Co., Ltd.                        92,500  2,432,486       0.1%
#   Nissei ASB Machine Co., Ltd.                     46,700    882,861       0.0%
    Nissei Corp.                                     37,900    327,612       0.0%
    Nissei Plastic Industrial Co., Ltd.             184,500  1,089,276       0.0%
#   Nissha Printing Co., Ltd.                       157,500  2,507,975       0.1%
    Nisshinbo Holdings, Inc.                        870,500  9,478,429       0.4%
    Nissin Corp.                                    399,000  1,132,766       0.1%
    Nissin Electric Co., Ltd.                       279,000  3,208,389       0.1%
    Nitta Corp.                                     101,900  2,492,385       0.1%
*   Nitto Boseki Co., Ltd.                          906,000  2,797,372       0.1%
    Nitto Kogyo Corp.                               159,700  2,528,498       0.1%
    Nitto Kohki Co., Ltd.                            68,500  1,348,204       0.1%
    Nitto Seiko Co., Ltd.                           149,000    391,329       0.0%
#   Nittoc Construction Co., Ltd.                    96,800    394,383       0.0%
#   Nittoku Engineering Co., Ltd.                    80,900    733,926       0.0%
    NJS Co., Ltd.                                    30,200    343,442       0.0%
    Noda Corp.                                      153,600    573,295       0.0%
#   Nomura Co., Ltd.                                216,500  3,612,957       0.1%
    Noritake Co., Ltd.                              642,000  1,417,184       0.1%
    Noritz Corp.                                    172,400  2,882,529       0.1%
    NS United Kaiun Kaisha, Ltd.                    599,000    815,550       0.0%
    NTN Corp.                                       852,000  2,640,085       0.1%
    Obara Group, Inc.                                77,700  2,842,809       0.1%
    Obayashi Road Corp.                             166,300  1,188,375       0.1%
#   Odelic Co., Ltd.                                 17,900    536,438       0.0%
#   Oiles Corp.                                     151,350  2,454,266       0.1%
    Okabe Co., Ltd.                                 242,100  1,790,899       0.1%
    Okamoto Machine Tool Works, Ltd.                205,000    236,629       0.0%
#   Okamura Corp.                                   381,900  3,531,257       0.1%
#   OKK Corp.                                       425,000    414,696       0.0%
#   OKUMA Corp.                                     722,000  5,632,789       0.2%
    Okumura Corp.                                   999,400  5,234,874       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Onoken Co., Ltd.                                 84,600 $  899,043       0.0%
    Organo Corp.                                    228,000    876,443       0.0%
#   OSG Corp.                                       444,300  8,256,700       0.3%
#   Outsourcing, Inc.                                54,600  1,774,651       0.1%
    Oyo Corp.                                        93,700    991,650       0.0%
    Pasco Corp.                                     124,000    435,152       0.0%
#   Pasona Group, Inc.                              126,800    774,044       0.0%
#   Penta-Ocean Construction Co., Ltd.            1,684,400  7,585,378       0.3%
    Pilot Corp.                                     188,800  7,483,444       0.3%
#   Prestige International, Inc.                    109,700  1,264,845       0.1%
    Pronexus, Inc.                                  126,400  1,278,291       0.1%
#   PS Mitsubishi Construction Co., Ltd.            137,300    501,904       0.0%
    Quick Co., Ltd.                                   7,200     56,938       0.0%
    Raito Kogyo Co., Ltd.                           300,900  3,188,773       0.1%
    Rheon Automatic Machinery Co., Ltd.              95,000    524,982       0.0%
    Ryobi, Ltd.                                     779,200  2,826,654       0.1%
    Sakai Heavy Industries, Ltd.                    237,000    400,262       0.0%
    Sakai Moving Service Co., Ltd.                   45,600  1,105,302       0.0%
    Sanki Engineering Co., Ltd.                     297,600  2,340,792       0.1%
    Sanko Metal Industrial Co., Ltd.                136,000    374,926       0.0%
#   Sankyo Tateyama, Inc.                           166,200  2,300,408       0.1%
    Sankyu, Inc.                                  1,540,000  7,157,381       0.3%
    Sanoyas Holdings Corp.                           40,600     89,451       0.0%
    Sanwa Holdings Corp.                          1,232,600  9,563,641       0.4%
    Sanyo Denki Co., Ltd.                           254,000  1,247,317       0.1%
    Sanyo Engineering & Construction, Inc.           48,000    270,673       0.0%
    Sanyo Industries, Ltd.                           99,000    157,631       0.0%
    Sanyo Trading Co., Ltd.                             900     11,973       0.0%
#   Sata Construction Co., Ltd.                      85,399    315,006       0.0%
    Sato Holdings Corp.                             136,500  2,814,453       0.1%
    Sato Shoji Corp.                                 66,800    397,425       0.0%
#   SBS Holdings, Inc.                               90,700    558,123       0.0%
    Secom Joshinetsu Co., Ltd.                       32,900  1,028,388       0.0%
#   Seibu Electric Industry Co., Ltd.                70,000    288,248       0.0%
    Seika Corp.                                     313,000    630,166       0.0%
    Seikitokyu Kogyo Co., Ltd.                      178,300    779,350       0.0%
    Seino Holdings Co., Ltd.                        120,600  1,225,707       0.1%
    Sekisui Jushi Corp.                             176,700  2,452,761       0.1%
#   Senko Co., Ltd.                                 547,000  3,499,286       0.1%
    Senshu Electric Co., Ltd.                        35,100    521,322       0.0%
    Shibusawa Warehouse Co., Ltd. (The)             263,000    665,990       0.0%
    Shibuya Corp.                                    89,100  1,053,646       0.0%
#   Shima Seiki Manufacturing, Ltd.                 161,400  2,648,071       0.1%
    Shin Nippon Air Technologies Co., Ltd.           86,280    773,999       0.0%
    Shin-Keisei Electric Railway Co., Ltd.          181,000    707,854       0.0%
    Shinmaywa Industries, Ltd.                      550,000  3,769,198       0.2%
    Shinnihon Corp.                                 186,700    860,908       0.0%
    Shinsho Corp.                                   279,000    503,054       0.0%
    Shinwa Co., Ltd.                                 16,900    215,730       0.0%
#*  Shoko Co., Ltd.                                 198,000    140,227       0.0%
    Showa Aircraft Industry Co., Ltd.                15,837    151,120       0.0%
#   Sinfonia Technology Co., Ltd.                   632,000    839,896       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Sinko Industries, Ltd.                          110,700 $1,481,191       0.1%
    Sintokogio, Ltd.                                265,000  2,240,634       0.1%
    Soda Nikka Co., Ltd.                             67,000    276,730       0.0%
    Sodick Co., Ltd.                                191,900  1,486,411       0.1%
    Space Co., Ltd.                                  61,920    749,768       0.0%
#   Srg Takamiya Co., Ltd.                          106,300    480,037       0.0%
#   Star Micronics Co., Ltd.                        221,700  2,545,578       0.1%
    Subaru Enterprise Co., Ltd.                      55,000    194,809       0.0%
    Sugimoto & Co., Ltd.                             30,500    340,278       0.0%
    Sumitomo Densetsu Co., Ltd.                     104,400  1,284,074       0.1%
#   Sumitomo Mitsui Construction Co., Ltd.        4,537,800  3,931,611       0.2%
    Sumitomo Precision Products Co., Ltd.           189,000    582,707       0.0%
    Sumitomo Warehouse Co., Ltd. (The)              819,000  4,087,567       0.2%
#*  SWCC Showa Holdings Co., Ltd.                 1,562,000    946,488       0.0%
    Tadano, Ltd.                                    302,000  2,881,835       0.1%
    Taihei Dengyo Kaisha, Ltd.                      162,000  1,331,181       0.1%
#   Taiheiyo Kouhatsu, Inc.                         407,000    276,153       0.0%
    Taikisha, Ltd.                                  147,000  3,356,181       0.1%
    Takamatsu Construction Group Co., Ltd.           80,000  1,714,437       0.1%
#   Takano Co., Ltd.                                 49,400    274,039       0.0%
    Takaoka Toko Co., Ltd.                           43,520    677,664       0.0%
    Takara Printing Co., Ltd.                        34,055    425,750       0.0%
    Takara Standard Co., Ltd.                       507,000  4,472,951       0.2%
#   Takasago Thermal Engineering Co., Ltd.          319,500  3,979,029       0.2%
    Takashima & Co., Ltd.                           225,000    351,033       0.0%
#   Takeei Corp.                                    119,500  1,081,080       0.0%
#   Takeuchi Manufacturing Co., Ltd.                205,200  3,060,672       0.1%
#   Takigami Steel Construction Co., Ltd. (The)      50,000    233,058       0.0%
    Takisawa Machine Tool Co., Ltd.                 368,000    400,843       0.0%
#   Takuma Co., Ltd.                                414,000  3,558,835       0.1%
    Tanseisha Co., Ltd.                             162,449  1,266,464       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.       257,400    808,073       0.0%
    TECHNO ASSOCIE Co., Ltd.                         56,800    465,161       0.0%
    Techno Ryowa, Ltd.                               69,390    415,714       0.0%
    Teikoku Electric Manufacturing Co., Ltd.         91,100    677,847       0.0%
    Teikoku Sen-I Co., Ltd.                         102,100  1,434,405       0.1%
#   Tekken Corp.                                    234,000    580,181       0.0%
    Teraoka Seisakusho Co., Ltd.                     53,600    180,129       0.0%
    Toa Corp.                                     1,103,000  2,432,678       0.1%
    TOA ROAD Corp.                                  266,000    883,131       0.0%
#   Tobishima Corp.                               1,073,200  1,763,543       0.1%
    Tocalo Co., Ltd.                                 82,300  1,480,446       0.1%
    Toda Corp.                                    1,179,000  5,495,806       0.2%
    Toenec Corp.                                    212,000  1,360,576       0.1%
    Togami Electric Manufacturing Co., Ltd.          14,000     53,214       0.0%
#   TOKAI Holdings Corp.                            528,400  2,961,176       0.1%
#   Tokai Lease Co., Ltd.                           154,000    301,325       0.0%
    Tokyo Energy & Systems, Inc.                    139,000  1,041,500       0.0%
    Tokyo Keiki, Inc.                               354,000    491,777       0.0%
*   Tokyo Kikai Seisakusho, Ltd.                    256,000     98,317       0.0%
    Tokyo Sangyo Co., Ltd.                           81,000    281,217       0.0%
    Tokyu Construction Co., Ltd.                     44,000    360,894       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Toli Corp.                                      261,000 $  752,235       0.0%
    Tomoe Corp.                                     152,000    498,649       0.0%
#   Tomoe Engineering Co., Ltd.                      37,200    499,907       0.0%
    Tonami Holdings Co., Ltd.                       308,000    788,601       0.0%
    Toppan Forms Co., Ltd.                          298,500  3,283,128       0.1%
#   Torishima Pump Manufacturing Co., Ltd.          117,100  1,112,603       0.1%
#   Toshiba Machine Co., Ltd.                       663,000  1,975,087       0.1%
#   Toshiba Plant Systems & Services Corp.          262,650  3,248,043       0.1%
#   Tosho Printing Co., Ltd.                        227,000  1,167,890       0.1%
    Totetsu Kogyo Co., Ltd.                         145,100  4,226,997       0.2%
    Toyo Construction Co., Ltd.                     377,100  1,612,512       0.1%
    Toyo Denki Seizo K.K.                           207,000    597,374       0.0%
#   Toyo Engineering Corp.                          689,400  1,880,306       0.1%
    Toyo Machinery & Metal Co., Ltd.                 87,400    308,068       0.0%
    Toyo Tanso Co., Ltd.                             67,000    855,992       0.0%
    Toyo Wharf & Warehouse Co., Ltd.                340,000    450,037       0.0%
    Trancom Co., Ltd.                                42,000  2,490,768       0.1%
    Trinity Industrial Corp.                         19,000     79,706       0.0%
    Trusco Nakayama Corp.                           112,700  4,478,154       0.2%
    Trust Tech, Inc.                                 45,600    585,561       0.0%
    Tsubakimoto Chain Co.                           845,700  5,515,344       0.2%
    Tsubakimoto Kogyo Co., Ltd.                     117,000    315,312       0.0%
#*  Tsudakoma Corp.                                 294,000    330,825       0.0%
#   Tsugami Corp.                                   395,000  1,647,423       0.1%
    Tsukishima Kikai Co., Ltd.                      130,700  1,092,785       0.0%
    Tsurumi Manufacturing Co., Ltd.                  92,200  1,224,291       0.1%
    TTK Co., Ltd.                                    62,000    263,082       0.0%
    Uchida Yoko Co., Ltd.                           297,000  1,229,614       0.1%
    Ueki Corp.                                      348,000    715,861       0.0%
    Union Tool Co.                                   49,200  1,354,267       0.1%
    Ushio, Inc.                                     409,500  5,569,564       0.2%
    Utoc Corp.                                       98,700    284,131       0.0%
#   Wakachiku Construction Co., Ltd.              1,052,000  1,446,712       0.1%
    Wakita & Co., Ltd.                              219,800  1,525,131       0.1%
    WDB Holdings Co., Ltd.                           10,000     80,695       0.0%
    Weathernews, Inc.                                27,800    975,761       0.0%
#   World Holdings Co., Ltd.                          5,400     64,414       0.0%
#   Yahagi Construction Co., Ltd.                   159,400  1,133,976       0.1%
    YAMABIKO Corp.                                  184,328  1,308,400       0.1%
    Yamato Corp.                                     82,000    352,997       0.0%
    Yamaura Corp.                                    16,200     74,973       0.0%
    Yamazen Corp.                                   296,900  2,320,625       0.1%
    Yasuda Logistics Corp.                           94,300    609,070       0.0%
#   Yokogawa Bridge Holdings Corp.                  177,600  1,601,660       0.1%
    Yondenko Corp.                                  128,800    493,180       0.0%
    Yuasa Trading Co., Ltd.                         105,000  2,359,641       0.1%
    Yuken Kogyo Co., Ltd.                           196,000    315,522       0.0%
#   Yumeshin Holdings Co., Ltd.                     154,700    890,467       0.0%
    Yurtec Corp.                                    249,000  1,788,214       0.1%
#   Yusen Logistics Co., Ltd.                       109,500  1,288,300       0.1%
    Yushin Precision Equipment Co., Ltd.              1,600     27,364       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Industrials -- (Continued)
#   Zuiko Corp.                                      18,300 $    749,604       0.0%
                                                            ------------      ----
    Total Industrials                                        733,722,257      28.1%
                                                            ------------      ----
Information Technology -- (10.5%)
#   A&D Co., Ltd.                                   113,900      406,323       0.0%
#   Advantest Corp.                                 341,400    3,241,154       0.1%
    Ai Holdings Corp.                               247,200    7,063,817       0.3%
    Aichi Tokei Denki Co., Ltd.                     187,000      529,323       0.0%
#   Aiphone Co., Ltd.                                71,900    1,149,481       0.0%
*   Allied Telesis Holdings K.K.                     52,400       20,325       0.0%
    Alpha Systems, Inc.                              32,560      520,509       0.0%
    Amano Corp.                                     374,300    6,123,269       0.2%
#   Anritsu Corp.                                   857,300    5,099,071       0.2%
    AOI Electronics Co., Ltd.                        26,900      521,743       0.0%
    Argo Graphics, Inc.                              22,600      367,106       0.0%
#   Arisawa Manufacturing Co., Ltd.                 192,200      983,385       0.0%
    Asahi Net, Inc.                                  59,600      264,256       0.0%
    Ateam, Inc.                                       6,200       89,155       0.0%
    Axell Corp.                                      44,900      348,347       0.0%
    Azbil Corp.                                     190,300    4,882,770       0.2%
    Broadband Tower, Inc.                            31,400       55,232       0.0%
    Broadleaf Co., Ltd.                             118,700    1,173,000       0.1%
    CAC Holdings Corp.                               50,500      387,696       0.0%
    Canon Electronics, Inc.                         132,000    1,906,572       0.1%
    Capcom Co., Ltd.                                294,600    6,786,206       0.3%
    Chino Corp.                                      35,900      331,746       0.0%
#*  CMK Corp.                                       260,100      973,472       0.0%
    Computer Engineering & Consulting, Ltd.          74,200    1,075,266       0.0%
    CONEXIO Corp.                                   114,700    1,301,986       0.1%
#   COOKPAD, Inc.                                   287,400    4,109,974       0.2%
    Cresco., Ltd.                                    26,500      424,604       0.0%
#*  CROOZ, Inc.                                      32,400      667,469       0.0%
    Dai-ichi Seiko Co., Ltd.                         55,600      615,015       0.0%
#*  Daishinku Corp.                                 188,000      417,780       0.0%
    Daito Electron Co., Ltd.                          5,900       36,856       0.0%
    Daiwabo Holdings Co., Ltd.                    1,186,000    2,332,701       0.1%
    Denki Kogyo Co., Ltd.                           251,000    1,120,517       0.0%
    Densan System Co., Ltd.                             800       11,750       0.0%
    Digital Arts, Inc.                               13,900      275,085       0.0%
#   Digital Garage, Inc.                             26,000      520,660       0.0%
    Dip Corp.                                         9,200      216,887       0.0%
    DKK-Toa Corp.                                    38,200      198,654       0.0%
    DTS Corp.                                       122,000    2,414,604       0.1%
    Eizo Corp.                                      104,200    2,602,481       0.1%
    Elecom Co., Ltd.                                101,400    1,701,147       0.1%
    Elematec Corp.                                   52,271      895,075       0.0%
    EM Systems Co., Ltd.                             37,000      406,953       0.0%
    Enplas Corp.                                     57,000    1,611,705       0.1%
    ESPEC Corp.                                      98,400    1,315,961       0.1%
#   Excel Co., Ltd.                                  49,300      630,348       0.0%
#   F@N Communications, Inc.                        194,900    1,367,530       0.1%
    Faith, Inc.                                      27,910      341,751       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
#*  FDK Corp.                                     552,000 $   464,556       0.0%
    Ferrotec Corp.                                174,000   1,691,974       0.1%
    Fuji Soft, Inc.                               116,600   2,644,551       0.1%
    Fujitsu Frontech, Ltd.                         75,300     687,561       0.0%
    Furuno Electric Co., Ltd.                     137,500     776,334       0.0%
    Furuya Metal Co., Ltd.                         11,800     182,970       0.0%
    Future Corp.                                  129,200     871,513       0.0%
    GMO internet, Inc.                            410,800   4,823,415       0.2%
#   GMO Payment Gateway, Inc.                      98,500   6,294,127       0.2%
    Gree, Inc.                                    672,200   3,767,232       0.1%
    Gurunavi, Inc.                                172,800   4,089,274       0.2%
    Hakuto Co., Ltd.                               80,700     675,440       0.0%
    Hioki EE Corp.                                 45,700     970,298       0.0%
    Hitachi Kokusai Electric, Inc.                332,500   3,485,279       0.1%
    Hitachi Maxell, Ltd.                            6,300      94,713       0.0%
#   Hochiki Corp.                                 140,000   1,548,059       0.1%
#   Hokuriku Electric Industry Co., Ltd.          482,000     584,558       0.0%
#   Horiba, Ltd.                                  212,650   8,026,275       0.3%
    Hosiden Corp.                                 257,000   1,620,370       0.1%
    I-Net Corp.                                    53,900     564,961       0.0%
    Ibiden Co., Ltd.                              241,478   3,038,891       0.1%
    Icom, Inc.                                     46,600     904,214       0.0%
#   Ikegami Tsushinki Co., Ltd.                   309,000     376,375       0.0%
    Imagica Robot Holdings, Inc.                   53,800     189,511       0.0%
    Ines Corp.                                    183,900   1,920,594       0.1%
    Infocom Corp.                                  80,400   1,238,783       0.1%
    Information Services International-Dentsu,
    Ltd.                                           75,900   1,391,686       0.1%
    Innotech Corp.                                 93,000     365,221       0.0%
    Internet Initiative Japan, Inc.               192,400   3,768,753       0.2%
#   Iriso Electronics Co., Ltd.                    50,500   2,404,861       0.1%
#   IT Holdings Corp.                             505,101  11,936,378       0.5%
*   Itfor, Inc.                                    56,300     246,419       0.0%
*   Iwatsu Electric Co., Ltd.                     500,000     327,504       0.0%
    Japan Aviation Electronics Industry, Ltd.     131,000   1,748,702       0.1%
    Japan Digital Laboratory Co., Ltd.             93,600   1,266,147       0.1%
#*  Japan Display, Inc.                           801,200   1,533,651       0.1%
#   Japan Material Co., Ltd.                       13,700     327,865       0.0%
#   Japan Radio Co., Ltd.                         326,000     821,147       0.0%
#   Jastec Co., Ltd.                               37,800     324,840       0.0%
#   JBCC Holdings, Inc.                            87,500     539,190       0.0%
    Justsystems Corp.                             160,600   1,300,849       0.1%
    Kaga Electronics Co., Ltd.                    105,100   1,242,597       0.1%
    Kanematsu Electronics, Ltd.                    72,000   1,248,379       0.1%
#*  KLab, Inc.                                    191,400   1,026,824       0.0%
    Koa Corp.                                     194,100   1,366,036       0.1%
    Kyoden Co., Ltd.                                1,300       2,329       0.0%
    Kyoei Sangyo Co., Ltd.                         37,000      42,701       0.0%
    Kyosan Electric Manufacturing Co., Ltd.       279,000     869,786       0.0%
    Kyowa Electronic Instruments Co., Ltd.        135,100     489,609       0.0%
#   LAC Co., Ltd.                                  82,700     823,241       0.0%
    Lasertec Corp.                                 43,300     562,951       0.0%
    Macnica Fuji Electronics Holdings, Inc.       126,550   1,401,371       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Information Technology -- (Continued)
    Mamezou Holdings Co., Ltd.                       10,100 $   60,116       0.0%
    Marubun Corp.                                    95,700    657,876       0.0%
    Maruwa Co., Ltd.                                 52,300  1,485,139       0.1%
#   Marvelous, Inc.                                 196,300  1,595,197       0.1%
#   Megachips Corp.                                 107,400  1,104,289       0.0%
*   Meiko Electronics Co., Ltd.                     111,800    307,900       0.0%
    Melco Holdings, Inc.                             75,500  1,497,867       0.1%
#   Micronics Japan Co., Ltd.                       167,000  1,485,506       0.1%
    Mimasu Semiconductor Industry Co., Ltd.          92,281    885,649       0.0%
    Miraial Co., Ltd.                                29,800    209,964       0.0%
    Miroku Jyoho Service Co., Ltd.                   96,700    957,159       0.0%
    Mitsubishi Research Institute, Inc.              32,600  1,032,422       0.0%
    Mitsui High-Tec, Inc.                           139,000    852,180       0.0%
#   Mitsumi Electric Co., Ltd.                      405,400  1,965,277       0.1%
#   MTI, Ltd.                                       168,800  1,182,507       0.1%
#   Mutoh Holdings Co., Ltd.                        126,000    260,637       0.0%
    Nagano Keiki Co., Ltd.                            5,500     31,580       0.0%
#   Nakayo, Inc.                                    390,000  1,185,805       0.1%
    NEC Networks & System Integration Corp.         136,600  2,118,487       0.1%
#   NET One Systems Co., Ltd.                       525,900  2,730,708       0.1%
*   New Japan Radio Co., Ltd.                        96,000    365,518       0.0%
#   Nexyz Group Corp.                                15,000    222,362       0.0%
    Nichicon Corp.                                  324,600  2,186,702       0.1%
    NIFTY Corp.                                      46,100    455,859       0.0%
    Nihon Dempa Kogyo Co., Ltd.                     102,700    666,607       0.0%
#   Nihon Unisys, Ltd.                              351,175  4,300,476       0.2%
#   Nippon Ceramic Co., Ltd.                         62,200  1,120,129       0.0%
#   Nippon Chemi-Con Corp.                          950,000  1,264,599       0.1%
#   Nippon Kodoshi Corp.                             25,000    188,972       0.0%
    Nippon Signal Co., Ltd.                         310,600  2,585,574       0.1%
    Nippon Systemware Co., Ltd.                      29,400    254,567       0.0%
    Nohmi Bosai, Ltd.                               132,600  1,856,728       0.1%
    Noritsu Koki Co., Ltd.                           76,800    435,905       0.0%
    NS Solutions Corp.                              131,800  2,291,314       0.1%
    NSD Co., Ltd.                                   155,080  2,431,944       0.1%
    Nuflare Technology, Inc.                         18,500    824,191       0.0%
#   Ohara, Inc.                                      47,600    225,740       0.0%
    Oizumi Corp.                                     16,300     69,538       0.0%
#   Okaya Electric Industries Co., Ltd.              73,000    253,750       0.0%
#   Oki Electric Industry Co., Ltd.               4,751,000  6,650,083       0.3%
#   ONO Sokki Co., Ltd.                              58,400    432,068       0.0%
    Optex Co., Ltd.                                  63,900  2,041,840       0.1%
#   Origin Electric Co., Ltd.                       173,000    441,242       0.0%
    Osaki Electric Co., Ltd.                        168,000  1,200,779       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.     111,600    576,405       0.0%
    PCA Corp.                                         2,500     30,159       0.0%
    Poletowin Pitcrew Holdings, Inc.                 18,300    149,928       0.0%
    Riken Keiki Co., Ltd.                            76,100    720,911       0.0%
    Riso Kagaku Corp.                               179,500  2,800,143       0.1%
    Roland DG Corp.                                  49,900    990,782       0.0%
    Ryoden Trading Co., Ltd.                        174,000  1,014,487       0.0%
    Ryosan Co., Ltd.                                191,900  4,597,862       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Information Technology -- (Continued)
#   Ryoyo Electro Corp.                             104,300 $1,248,377       0.1%
#   Sanken Electric Co., Ltd.                       673,000  2,231,152       0.1%
    Sanshin Electronics Co., Ltd.                   149,900  1,237,582       0.1%
    Satori Electric Co., Ltd.                        85,880    589,977       0.0%
    Saxa Holdings, Inc.                             298,000    547,326       0.0%
    SCREEN Holdings Co., Ltd.                     1,006,000  7,761,522       0.3%
    Shibaura Electronics Co., Ltd.                   26,200    361,214       0.0%
#   Shibaura Mechatronics Corp.                     200,000    382,253       0.0%
    Shindengen Electric Manufacturing Co., Ltd.     433,000  1,562,432       0.1%
#*  Shinkawa, Ltd.                                   57,300    218,257       0.0%
    Shinko Electric Industries Co., Ltd.            437,900  2,432,249       0.1%
    Shinko Shoji Co., Ltd.                          121,700  1,187,382       0.1%
    Shizuki Electric Co., Inc.                      100,000    509,981       0.0%
#   Siix Corp.                                       92,900  2,744,475       0.1%
    SMK Corp.                                       360,000  1,467,766       0.1%
#   SMS Co., Ltd.                                   150,200  2,786,961       0.1%
    Softbank Technology Corp.                        29,000    446,395       0.0%
*   Softbrain Co., Ltd.                             161,300    243,205       0.0%
    Softcreate Holdings Corp.                         4,000     34,110       0.0%
    Sourcenext Corp.                                 17,500     79,099       0.0%
    SRA Holdings                                     47,500  1,102,539       0.0%
    Sumco Corp.                                      77,200    488,880       0.0%
#   Sumida Corp.                                    107,549    671,443       0.0%
    Sun-Wa Technos Corp.                             35,100    226,363       0.0%
    Systena Corp.                                   116,600  1,749,809       0.1%
    Tabuchi Electric Co., Ltd.                      145,100    628,723       0.0%
    Tachibana Eletech Co., Ltd.                      83,160    895,713       0.0%
    Taiyo Yuden Co., Ltd.                           642,700  6,413,527       0.3%
    Tamura Corp.                                    447,000  1,203,379       0.1%
    Teikoku Tsushin Kogyo Co., Ltd.                 198,000    297,841       0.0%
    TKC Corp.                                       104,700  2,844,548       0.1%
*   Toko, Inc.                                      208,000    780,909       0.0%
#   Tokyo Electron Device, Ltd.                      37,200    503,556       0.0%
    Tokyo Seimitsu Co., Ltd.                        231,900  4,809,106       0.2%
    Tomen Devices Corp.                               2,400     38,965       0.0%
#   Topcon Corp.                                    171,900  2,116,024       0.1%
    Tose Co., Ltd.                                   22,100    147,208       0.0%
#   Toshiba TEC Corp.                               806,000  3,044,201       0.1%
    Toukei Computer Co., Ltd.                        22,710    426,021       0.0%
    Towa Corp.                                      124,500    793,975       0.0%
    Toyo Corp.                                      131,600  1,342,061       0.1%
    Transcosmos, Inc.                               154,000  4,063,069       0.2%
    UKC Holdings Corp.                               64,900  1,152,327       0.1%
    Ulvac, Inc.                                     252,600  7,745,140       0.3%
#*  Uniden Holdings Corp.                           366,000    419,465       0.0%
#*  UT Group Co., Ltd.                              189,500    749,062       0.0%
#   V Technology Co., Ltd.                            5,100    211,514       0.0%
#   Vitec Holdings Co., Ltd.                         36,200    318,336       0.0%
#   Wacom Co., Ltd.                                 920,300  3,825,741       0.2%
#   Wellnet Corp.                                    19,100    639,724       0.0%
#   Y A C Co., Ltd.                                  31,000    297,189       0.0%
    Yamaichi Electronics Co., Ltd.                  120,500    598,351       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
    Yashima Denki Co., Ltd.                          25,600 $    128,760       0.0%
    Yokowo Co., Ltd.                                 86,200      391,948       0.0%
*   Zappallas, Inc.                                  55,900      204,424       0.0%
    Zuken, Inc.                                      64,400      629,502       0.0%
                                                            ------------      ----
Total Information Technology                                 303,972,069      11.6%
                                                            ------------      ----
Materials -- (10.5%)
    Achilles Corp.                                  909,000    1,161,282       0.1%
    ADEKA Corp.                                     523,000    7,334,470       0.3%
    Agro-Kanesho Co., Ltd.                           31,900      290,775       0.0%
    Aichi Steel Corp.                               654,000    2,771,575       0.1%
    Alconix Corp.                                    50,900      735,185       0.0%
    Arakawa Chemical Industries, Ltd.                86,300      732,668       0.0%
    Araya Industrial Co., Ltd.                      268,000      301,443       0.0%
#   Asahi Holdings, Inc.                            155,550    2,090,546       0.1%
    Asahi Printing Co., Ltd.                            800       16,147       0.0%
    ASAHI YUKIZAI Corp.                             412,000      777,488       0.0%
    Asia Pile Holdings Corp.                         15,700       58,593       0.0%
    C Uyemura & Co., Ltd.                            23,100      990,896       0.0%
    Carlit Holdings Co., Ltd.                        71,700      316,687       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                  552,000    1,014,213       0.0%
*   Chugai Mining Co., Ltd.                       1,012,400      205,466       0.0%
    Chugoku Marine Paints, Ltd.                     345,000    2,444,060       0.1%
#   Dai Nippon Toryo Co., Ltd.                      740,000    1,293,963       0.1%
    Daido Steel Co., Ltd.                           920,000    3,108,530       0.1%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.           17,600      478,604       0.0%
    Daiken Corp.                                    390,000    1,107,157       0.1%
    Daiki Aluminium Industry Co., Ltd.              153,000      386,427       0.0%
    Dainichiseika Color & Chemicals
    Manufacturing Co., Ltd.                         408,000    1,683,646       0.1%
#   Daio Paper Corp.                                497,300    4,904,451       0.2%
#   DC Co., Ltd.                                    110,700      338,346       0.0%
    Denka Co., Ltd.                               1,753,000    7,379,361       0.3%
#   DKS Co., Ltd.                                   207,000      644,718       0.0%
    Dowa Holdings Co., Ltd.                         217,000    1,359,611       0.1%
    Dynapac Co., Ltd.                                25,000       60,951       0.0%
    FP Corp.                                        148,000    6,546,246       0.3%
    Fuji Seal International, Inc.                   132,100    4,493,822       0.2%
    Fujikura Kasei Co., Ltd.                        145,500      655,471       0.0%
    Fujimi, Inc.                                     91,800    1,216,629       0.1%
    Fujimori Kogyo Co., Ltd.                         75,000    1,738,640       0.1%
#   Fumakilla, Ltd.                                  78,000      471,992       0.0%
    Fuso Chemical Co., Ltd.                          39,600      608,119       0.0%
    Godo Steel, Ltd.                                874,000    1,589,237       0.1%
    Gun-Ei Chemical Industry Co., Ltd.              286,000      795,418       0.0%
    Harima Chemicals Group, Inc.                     73,300      337,462       0.0%
#   Hodogaya Chemical Co., Ltd.                     339,000      688,500       0.0%
    Hokkan Holdings, Ltd.                           275,000      829,019       0.0%
    Hokko Chemical Industry Co., Ltd.               104,000      297,651       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                  857,799    5,424,236       0.2%
    Honshu Chemical Industry Co., Ltd.               14,000       83,486       0.0%
    Ihara Chemical Industry Co., Ltd.               199,100    2,548,768       0.1%
    Ise Chemicals Corp.                              81,000      361,864       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Materials -- (Continued)
*   Ishihara Sangyo Kaisha, Ltd.                  1,911,500 $1,313,962       0.1%
#   Ishizuka Glass Co., Ltd.                        119,000    193,321       0.0%
    Japan Pure Chemical Co., Ltd.                     1,600     29,840       0.0%
#   JCU Corp.                                        27,700    870,060       0.0%
    JSP Corp.                                        71,600  1,232,385       0.1%
#   Kanto Denka Kogyo Co., Ltd.                     250,000  1,811,533       0.1%
    Katakura & Co-op Agri Corp.                      39,000     77,302       0.0%
    Kawakin Holdings Co., Ltd.                       11,000     29,005       0.0%
    Kimoto Co., Ltd.                                228,000    356,577       0.0%
    Koatsu Gas Kogyo Co., Ltd.                      158,493    942,250       0.0%
#   Kogi Corp.                                       55,000     81,049       0.0%
    Kohsoku Corp.                                    60,200    468,582       0.0%
    Konishi Co., Ltd.                               179,400  2,251,630       0.1%
    Krosaki Harima Corp.                            270,000    597,672       0.0%
    Kureha Corp.                                    764,500  2,622,694       0.1%
    Kurimoto, Ltd.                                  615,000    928,221       0.0%
    Kyoei Steel, Ltd.                               106,200  1,640,817       0.1%
#   Kyowa Leather Cloth Co., Ltd.                    43,500    328,287       0.0%
    Lintec Corp.                                    286,700  5,496,005       0.2%
#   MEC Co., Ltd.                                    95,800    678,008       0.0%
    Mitani Sekisan Co., Ltd.                         24,000    371,646       0.0%
*   Mitsubishi Paper Mills, Ltd.                  1,679,000  1,278,705       0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.        849,000  1,413,983       0.1%
    Mitsui Mining & Smelting Co., Ltd.            3,627,000  6,806,839       0.3%
#   MORESCO Corp.                                    39,700    423,730       0.0%
    Mory Industries, Inc.                           152,000    410,575       0.0%
*   Nakayama Steel Works, Ltd.                      845,000    520,483       0.0%
    Neturen Co., Ltd.                               166,900  1,145,017       0.1%
#*  New Japan Chemical Co., Ltd.                    182,300    298,919       0.0%
    Nichia Steel Works, Ltd.                        164,900    346,402       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                    71,000    515,979       0.0%
#   Nihon Nohyaku Co., Ltd.                         260,400  1,362,032       0.1%
    Nihon Parkerizing Co., Ltd.                     553,500  4,882,087       0.2%
    Nihon Yamamura Glass Co., Ltd.                  489,000    735,723       0.0%
#   Nippon Carbide Industries Co., Inc.             434,000    635,085       0.0%
    Nippon Chemical Industrial Co., Ltd.            477,000    890,331       0.0%
#   Nippon Chutetsukan K.K.                          79,000    111,771       0.0%
#   Nippon Concrete Industries Co., Ltd.            203,100    512,560       0.0%
    Nippon Denko Co., Ltd.                          673,414  1,079,443       0.0%
    Nippon Fine Chemical Co., Ltd.                   81,000    557,194       0.0%
#   Nippon Kasei Chemical Co., Ltd.                 192,000    199,705       0.0%
    Nippon Kayaku Co., Ltd.                         540,000  5,797,496       0.2%
*   Nippon Kinzoku Co., Ltd.                        293,000    262,730       0.0%
#   Nippon Koshuha Steel Co., Ltd.                  460,000    320,561       0.0%
    Nippon Light Metal Holdings Co., Ltd.         3,065,900  5,410,388       0.2%
#   Nippon Paper Industries Co., Ltd.               288,100  5,536,028       0.2%
    Nippon Pillar Packing Co., Ltd.                 116,800    981,050       0.0%
    Nippon Soda Co., Ltd.                           827,000  4,321,408       0.2%
    Nippon Synthetic Chemical Industry Co., Ltd.
    (The)                                           287,000  1,731,859       0.1%
    Nippon Valqua Industries, Ltd.                  489,000  1,278,705       0.1%
#*  Nippon Yakin Kogyo Co., Ltd.                    831,300  1,074,084       0.0%
#   Nisshin Steel Co., Ltd.                         582,592  7,799,338       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Materials -- (Continued)
#   Nitta Gelatin, Inc.                              37,900 $   264,155       0.0%
    Nittetsu Mining Co., Ltd.                       344,000   1,272,035       0.1%
#   Nitto FC Co., Ltd.                               63,800     532,760       0.0%
    NOF Corp.                                       870,000   6,848,083       0.3%
#   Okamoto Industries, Inc.                        405,000   2,972,024       0.1%
    Okura Industrial Co., Ltd.                      284,000     744,594       0.0%
    Osaka Organic Chemical Industry, Ltd.            66,000     374,242       0.0%
    Osaka Soda Co., Ltd.                            424,000   1,608,667       0.1%
    Osaka Steel Co., Ltd.                            83,300   1,364,471       0.1%
#   OSAKA Titanium Technologies Co., Ltd.           113,100   1,528,338       0.1%
#*  Pacific Metals Co., Ltd.                        924,000   2,956,421       0.1%
    Pack Corp. (The)                                 79,600   1,872,950       0.1%
#*  Rasa Industries, Ltd.                           480,000     465,846       0.0%
#   Rengo Co., Ltd.                               1,261,000   6,866,631       0.3%
    Riken Technos Corp.                             212,600     765,291       0.0%
    Sakai Chemical Industry Co., Ltd.               570,000   1,568,539       0.1%
    Sakata INX Corp.                                235,200   2,656,543       0.1%
    Sanyo Chemical Industries, Ltd.                 349,000   2,695,187       0.1%
    Sanyo Special Steel Co., Ltd.                   650,300   2,959,590       0.1%
    Sekisui Plastics Co., Ltd.                      268,000     855,186       0.0%
    Shikoku Chemicals Corp.                         225,000   1,864,875       0.1%
    Shin-Etsu Polymer Co., Ltd.                     190,300   1,127,548       0.1%
    Shinagawa Refractories Co., Ltd.                250,000     448,042       0.0%
#   Shinko Wire Co., Ltd.                           184,000     256,799       0.0%
#   Showa Denko KK                                4,865,000   5,061,761       0.2%
#   Stella Chemifa Corp.                             54,300   1,096,912       0.0%
    Sumitomo Bakelite Co., Ltd.                   1,163,000   4,800,233       0.2%
    Sumitomo Osaka Cement Co., Ltd.               2,493,000  10,748,116       0.4%
    Sumitomo Seika Chemicals Co., Ltd.              279,000   1,340,617       0.1%
    T Hasegawa Co., Ltd.                            130,600   2,142,265       0.1%
#   T&K Toka Co., Ltd.                               78,800     641,300       0.0%
    Taisei Lamick Co., Ltd.                          28,800     752,195       0.0%
    Taiyo Holdings Co., Ltd.                        102,100   3,390,246       0.1%
    Takasago International Corp.                     87,200   1,943,571       0.1%
    Takiron Co., Ltd.                               295,000   1,442,169       0.1%
*   Tanaka Chemical Corp.                             7,700      59,589       0.0%
#   Tayca Corp.                                     164,000     726,571       0.0%
    Tenma Corp.                                      79,600   1,184,965       0.1%
    Toagosei Co., Ltd.                              658,000   5,934,160       0.2%
#   Toda Kogyo Corp.                                219,000     607,074       0.0%
#   Toho Titanium Co., Ltd.                           7,600      50,529       0.0%
#   Toho Zinc Co., Ltd.                             800,000   2,166,177       0.1%
    Tokai Carbon Co., Ltd.                        1,289,000   3,376,576       0.1%
    Tokushu Tokai Paper Co., Ltd.                   564,580   1,797,970       0.1%
#*  Tokuyama Corp.                                2,159,000   3,419,132       0.1%
    Tokyo Ohka Kogyo Co., Ltd.                      149,200   4,171,568       0.2%
#   Tokyo Rope Manufacturing Co., Ltd.              688,000     943,661       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.             652,000   4,016,012       0.2%
    Tokyo Tekko Co., Ltd.                           251,000     851,767       0.0%
#   Tomoegawa Co., Ltd.                             125,000     214,657       0.0%
#   Tomoku Co., Ltd.                                335,000     847,101       0.0%
    Topy Industries, Ltd.                         1,142,000   2,187,879       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                    ---------- -------------- ---------------
Materials -- (Continued)
#     Toyo Ink SC Holdings Co., Ltd.                 1,157,000 $    4,609,380        0.2%
      Toyo Kohan Co., Ltd.                             286,000        899,859        0.0%
      Toyobo Co., Ltd.                               5,688,000      9,665,934        0.4%
      TYK Corp.                                        138,000        214,290        0.0%
#     UACJ Corp.                                     1,486,415      3,019,712        0.1%
      Ube Industries, Ltd.                           5,257,000      9,984,558        0.4%
      Wood One Co., Ltd.                               164,000        382,879        0.0%
      Yamato Kogyo Co., Ltd.                           134,800      3,164,364        0.1%
      Yodogawa Steel Works, Ltd.                       144,700      3,266,881        0.1%
      Yotai Refractories Co., Ltd.                       8,000         21,226        0.0%
      Yuki Gosei Kogyo Co., Ltd.                        64,000        146,459        0.0%
      Yushiro Chemical Industry Co., Ltd.               61,400        690,807        0.0%
      Zeon Corp.                                       327,000      2,323,390        0.1%
                                                               --------------      -----
Total Materials                                                   302,808,204       11.6%
                                                               --------------      -----
Telecommunication Services -- (0.0%)
#     Okinawa Cellular Telephone Co.                    43,200      1,224,066        0.0%
                                                               --------------      -----
Utilities -- (0.6%)
      Hiroshima Gas Co., Ltd.                           30,000         97,261        0.0%
      Hokkaido Electric Power Co., Inc.                364,400      3,321,498        0.1%
      Hokkaido Gas Co., Ltd.                           273,000        700,913        0.0%
      Hokuriku Gas Co., Ltd.                            99,000        250,513        0.0%
      K&O Energy Group, Inc.                            75,300        885,047        0.0%
#     Okinawa Electric Power Co., Inc. (The)           140,956      3,602,071        0.2%
      Saibu Gas Co., Ltd.                            1,831,000      4,522,626        0.2%
      Shizuoka Gas Co., Ltd.                           298,400      2,034,155        0.1%
      Toell Co., Ltd.                                    6,700         47,147        0.0%
#     West Holdings Corp.                               96,800        579,485        0.0%
                                                               --------------      -----
Total Utilities                                                    16,040,716        0.6%
                                                               --------------      -----
TOTAL COMMON STOCKS                                             2,584,182,509       98.8%
                                                               --------------      -----
SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@  DFA Short Term Investment Fund                25,960,482    300,362,781       11.5%
                                                               --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,713,498,459)            $2,884,545,290      110.3%
                                                               ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary               -- $  530,446,726   --    $  530,446,726
   Consumer Staples             $6,743,646    258,515,585   --       265,259,231
   Energy                               --     25,049,413   --        25,049,413
   Financials                    1,313,887    283,053,806   --       284,367,693
   Health Care                          --    121,292,134   --       121,292,134
   Industrials                          --    733,722,257   --       733,722,257
   Information Technology               --    303,972,069   --       303,972,069
   Materials                            --    302,808,204   --       302,808,204
   Telecommunication Services           --      1,224,066   --         1,224,066
   Utilities                            --     16,040,716   --        16,040,716
Securities Lending Collateral           --    300,362,781   --       300,362,781
                                ---------- --------------   --    --------------
TOTAL                           $8,057,533 $2,876,487,757   --    $2,884,545,290
                                ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
COMMON STOCKS -- (82.6%)
AUSTRALIA -- (44.3%)
*   AAT Corp., Ltd.                                     99 $        --       0.0%
    Acrux, Ltd.                                    660,428     308,626       0.0%
    Adelaide Brighton, Ltd.                      3,668,074  14,349,269       1.0%
*   Aditya Birla Minerals, Ltd.                    630,320     140,847       0.0%
*   AED Oil, Ltd.                                  363,401          --       0.0%
#   Ainsworth Game Technology, Ltd.                784,170   1,385,288       0.1%
#*  AJ Lucas Group, Ltd.                           152,343      23,053       0.0%
*   Alkane Resources, Ltd.                       1,219,715     193,859       0.0%
#   ALS, Ltd.                                    1,315,878   4,643,520       0.3%
    Altium, Ltd.                                   222,654   1,036,266       0.1%
*   Altona Mining, Ltd.                          1,108,169      83,084       0.0%
#   Alumina, Ltd.                                8,122,355   9,171,857       0.7%
    AMA Group, Ltd.                                174,066     123,991       0.0%
    Ansell, Ltd.                                   542,529   8,188,517       0.6%
*   Antares Energy, Ltd.                           199,346       8,831       0.0%
    AP Eagers, Ltd.                                234,655   1,920,694       0.1%
#*  APN News & Media, Ltd.                       4,904,331   2,291,143       0.2%
    APN Outdoor Group, Ltd.                         62,079     296,712       0.0%
#   ARB Corp., Ltd.                                472,048   5,760,741       0.4%
    Ardent Leisure Group                           188,082     308,791       0.0%
    Aristocrat Leisure, Ltd.                       834,660   6,309,724       0.5%
#*  Arrium, Ltd.                                17,951,296     300,284       0.0%
#   Asaleo Care, Ltd.                              281,419     419,254       0.0%
*   ASG Group, Ltd.                                898,212     750,135       0.1%
*   Atlantic, Ltd.                                  21,276          49       0.0%
*   Atlas Iron, Ltd.                             4,541,089      79,101       0.0%
#   AUB Group, Ltd.                                258,874   1,710,642       0.1%
*   Ausdrill, Ltd.                               1,723,145     613,461       0.0%
#*  Ausenco, Ltd.                                  302,942      59,125       0.0%
#   Austal, Ltd.                                 1,148,615   1,352,974       0.1%
*   Austin Engineering, Ltd.                       312,507      28,260       0.0%
#*  Australian Agricultural Co., Ltd.            2,385,475   2,592,609       0.2%
    Australian Pharmaceutical Industries, Ltd.   2,403,274   3,569,960       0.3%
*   Australian Vintage, Ltd.                     3,979,004   1,723,648       0.1%
    Auswide Bank, Ltd.                              91,436     358,058       0.0%
#   Automotive Holdings Group, Ltd.              1,464,387   4,346,378       0.3%
*   Avanco Resources, Ltd.                       2,444,368     129,533       0.0%
    Aveo Group                                     747,286   1,934,913       0.1%
    AVJennings, Ltd.                             7,051,385   2,867,528       0.2%
#*  AWE, Ltd.                                    3,356,993   1,751,610       0.1%
*   Bandanna Energy, Ltd.                          337,935          --       0.0%
#   Bank of Queensland, Ltd.                       732,266   6,226,838       0.5%
    Beach Energy, Ltd.                          13,448,071   7,468,464       0.5%
#   Beadell Resources, Ltd.                      2,424,377     578,003       0.0%
#   Bega Cheese, Ltd.                              514,153   2,395,494       0.2%
#   Bellamy's Australia, Ltd.                      183,940   1,403,003       0.1%
    Bendigo & Adelaide Bank, Ltd.                  801,727   5,643,977       0.4%
    BigAir Group, Ltd.                              23,037      10,223       0.0%
#*  Billabong International, Ltd.                  756,968     781,805       0.1%
#   Blackmores, Ltd.                                81,784   9,959,777       0.7%
    Blue Sky Alternative Investments, Ltd.          16,985      90,111       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    BlueScope Steel, Ltd.                 2,315,186 $11,303,541       0.8%
*   Boart Longyear, Ltd.                  2,658,836     189,220       0.0%
*   Boom Logistics, Ltd.                    986,820      50,157       0.0%
    Boral, Ltd.                           2,013,642   9,800,669       0.7%
#*  Bradken, Ltd.                         1,242,062     854,122       0.1%
#   Breville Group, Ltd.                    765,489   4,764,107       0.4%
    Brickworks, Ltd.                        228,958   2,659,312       0.2%
*   Broadspectrum, Ltd.                   3,089,111   3,447,931       0.3%
    BT Investment Management, Ltd.          580,053   4,333,547       0.3%
#*  Buccaneer Energy, Ltd.                3,283,586       3,283       0.0%
#   Burson Group, Ltd.                      242,202     913,497       0.1%
#*  Buru Energy, Ltd.                       316,943      46,813       0.0%
#   Cabcharge Australia, Ltd.               863,423   2,102,769       0.2%
    Capilano Honey, Ltd.                      2,915      49,866       0.0%
    Capitol Health, Ltd.                    164,543      21,144       0.0%
*   Capral, Ltd.                             58,499       4,863       0.0%
#   Cardno, Ltd.                            817,602     687,064       0.1%
*   Carnarvon Petroleum, Ltd.             5,095,141     343,058       0.0%
*   Carnegie Wave Energy, Ltd.              563,165      17,119       0.0%
#   carsales.com, Ltd.                    1,702,940  15,168,334       1.1%
#   Cash Converters International, Ltd.   2,335,703     867,826       0.1%
*   CDS Technologies, Ltd.                   13,276          --       0.0%
#   Cedar Woods Properties, Ltd.            323,002   1,044,240       0.1%
    Challenger, Ltd.                      1,370,457   9,270,307       0.7%
*   ChemGenex Pharmaceuticals, Ltd.         115,291          --       0.0%
    Cleanaway Waste Management, Ltd.     10,319,019   6,162,135       0.5%
#*  Clinuvel Pharmaceuticals, Ltd.           46,902     154,921       0.0%
    Cochlear, Ltd.                           10,800     883,400       0.1%
    Codan, Ltd.                             400,153     304,429       0.0%
#   Collection House, Ltd.                2,104,108   1,851,014       0.1%
    Collins Foods, Ltd.                     289,927     884,319       0.1%
*   Cooper Energy, Ltd.                     336,842      62,255       0.0%
#   Corporate Travel Management, Ltd.       221,197   2,385,069       0.2%
    Coventry Group, Ltd.                     87,320      73,126       0.0%
#   Cover-More Group, Ltd.                  353,468     373,980       0.0%
#   Credit Corp. Group, Ltd.                112,480     862,038       0.1%
#   CSG, Ltd.                               848,751     898,376       0.1%
    CSR, Ltd.                             3,350,138   8,649,885       0.6%
#*  Cudeco, Ltd.                            387,893     176,961       0.0%
*   Cue Energy Resources, Ltd.            1,158,016      56,164       0.0%
    Data#3, Ltd.                            556,711     431,325       0.0%
    Decmil Group, Ltd.                      867,988     503,660       0.0%
*   Devine, Ltd.                            331,966     151,141       0.0%
#   Dick Smith Holdings, Ltd.                91,564          --       0.0%
#   Domino's Pizza Enterprises, Ltd.        286,872  13,436,083       1.0%
*   Donaco International, Ltd.               28,566       9,743       0.0%
    Downer EDI, Ltd.                      2,910,872   8,172,322       0.6%
    DuluxGroup, Ltd.                      3,101,823  15,022,680       1.1%
    DWS, Ltd.                               395,621     358,026       0.0%
#*  Elders, Ltd.                            289,035     747,239       0.1%
*   Emeco Holdings, Ltd.                  2,411,452      54,807       0.0%
#*  Energy Resources of Australia, Ltd.   1,156,799     302,983       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Energy World Corp., Ltd.                      4,185,404 $   601,354       0.0%
*   Enero Group, Ltd.                                12,387      10,838       0.0%
    EQT Holdings, Ltd.                               21,077     242,936       0.0%
#   ERM Power, Ltd.                                 783,474     850,522       0.1%
    Estia Health, Ltd.                               80,635     352,708       0.0%
    Ethane Pipeline Income Fund                     190,260     273,393       0.0%
    Euroz, Ltd.                                     101,762      59,442       0.0%
    Event Hospitality and Entertainment, Ltd.       466,519   5,313,797       0.4%
    Evolution Mining, Ltd.                        3,866,425   5,840,936       0.4%
    Fairfax Media, Ltd.                          14,257,034   8,569,306       0.6%
    Fantastic Holdings, Ltd.                        326,291     477,784       0.0%
*   FAR, Ltd.                                     1,626,533     102,262       0.0%
    Finbar Group, Ltd.                              154,390     100,254       0.0%
#*  Fleetwood Corp., Ltd.                           394,575     506,798       0.0%
#   FlexiGroup, Ltd.                                952,940   1,722,618       0.1%
#   Flight Centre Travel Group, Ltd.                129,605   3,859,058       0.3%
#*  Focus Minerals, Ltd.                             22,731       6,334       0.0%
#   G8 Education, Ltd.                            1,026,632   3,055,896       0.2%
    Gazal Corp., Ltd.                                22,520      41,055       0.0%
    GBST Holdings, Ltd.                              12,563      45,292       0.0%
    Genworth Mortgage Insurance Australia, Ltd.     219,941     397,205       0.0%
*   Global Construction Services, Ltd.                4,832       1,503       0.0%
#   GrainCorp, Ltd. Class A                       1,251,687   7,758,802       0.6%
    Grange Resources, Ltd.                        1,724,297     124,249       0.0%
#   Greencross, Ltd.                                142,588     767,352       0.1%
#   GUD Holdings, Ltd.                              811,568   5,240,762       0.4%
    GWA Group, Ltd.                               1,861,904   3,253,143       0.2%
    Hansen Technologies, Ltd.                       117,366     301,812       0.0%
#   Harvey Norman Holdings, Ltd.                  1,282,453   4,343,072       0.3%
    Healthscope, Ltd.                             3,182,159   6,553,638       0.5%
    HFA Holdings, Ltd.                              310,766     539,176       0.0%
*   Hillgrove Resources, Ltd.                       163,217       6,180       0.0%
    Hills, Ltd.                                   1,277,876     213,238       0.0%
*   Horizon Oil, Ltd.                             6,691,326     359,480       0.0%
*   IDM International, Ltd.                          23,969          --       0.0%
    Iluka Resources, Ltd.                         1,020,267   4,951,767       0.4%
*   Imdex, Ltd.                                   1,225,370     190,918       0.0%
#   IMF Bentham, Ltd.                               700,765     712,196       0.1%
#   Independence Group NL                         1,789,170   4,134,027       0.3%
*   Infigen Energy                                2,044,271   1,116,540       0.1%
#   Infomedia, Ltd.                               2,051,811     917,635       0.1%
    Integrated Research, Ltd.                       327,026     543,572       0.0%
*   Invitrocue, Ltd.                                      9           1       0.0%
#   InvoCare, Ltd.                                  901,024   8,364,885       0.6%
#   IOOF Holdings, Ltd.                           1,900,338  12,851,732       0.9%
#   IRESS, Ltd.                                   1,073,207   9,450,773       0.7%
#   iSelect, Ltd.                                   102,153      88,699       0.0%
#   iSentia Group, Ltd.                             102,738     282,308       0.0%
#   JB Hi-Fi, Ltd.                                  836,109  13,909,715       1.0%
*   Jupiter Mines, Ltd.                             405,443      22,658       0.0%
    K&S Corp., Ltd.                                 265,983     311,822       0.0%
#*  Karoon Gas Australia, Ltd.                      738,066     810,089       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Kingsgate Consolidated, Ltd.           1,717,937 $   597,314       0.0%
#*  Kingsrose Mining, Ltd.                   760,046     118,033       0.0%
*   Lednium, Ltd.                            195,019          --       0.0%
#*  Lonestar Resources, Ltd.                  19,612      97,106       0.0%
#*  Lynas Corp., Ltd.                      3,390,978     191,650       0.0%
#   MACA, Ltd.                               683,733     573,463       0.0%
*   Macmahon Holdings, Ltd.                6,319,933     503,174       0.0%
    Macquarie Atlas Roads Group              565,764   2,085,220       0.2%
    Magellan Financial Group, Ltd.           466,192   7,562,455       0.6%
#   Mantra Group, Ltd.                       288,991     808,920       0.1%
    Matrix Composites & Engineering, Ltd.      4,523       1,236       0.0%
*   Maverick Drilling & Exploration, Ltd.     23,243       1,075       0.0%
#   MaxiTRANS Industries, Ltd.               915,613     360,645       0.0%
#*  Mayne Pharma Group, Ltd.               3,767,830   3,975,691       0.3%
#   McMillan Shakespeare, Ltd.               427,034   3,968,809       0.3%
    McPherson's, Ltd.                        558,677     373,105       0.0%
#*  Medusa Mining, Ltd.                    1,179,362     674,575       0.1%
    Melbourne IT, Ltd.                       441,811     653,687       0.1%
#*  Mesoblast, Ltd.                          143,272     237,248       0.0%
    Metals X, Ltd.                           370,222     289,544       0.0%
#*  Metcash, Ltd.                          4,871,384   6,485,305       0.5%
#*  Mincor Resources NL                    1,067,643     169,780       0.0%
#*  Mineral Deposits, Ltd.                   466,063     105,615       0.0%
#   Mineral Resources, Ltd.                1,168,088   6,539,330       0.5%
#   MMA Offshore, Ltd.                     2,189,075     780,380       0.1%
#   Monadelphous Group, Ltd.                 687,485   3,958,783       0.3%
    Money3 Corp., Ltd.                        14,619      10,108       0.0%
*   Morning Star Gold NL                     332,749         177       0.0%
#   Mortgage Choice, Ltd.                    680,426     874,613       0.1%
#*  Mount Gibson Iron, Ltd.                4,484,844     735,060       0.1%
#   Myer Holdings, Ltd.                    5,669,367   4,437,851       0.3%
    MyState, Ltd.                            187,162     572,428       0.0%
#   Navitas, Ltd.                          1,440,089   5,578,335       0.4%
#*  Nearmap, Ltd.                          1,029,484     401,905       0.0%
*   NetComm Wireless, Ltd.                    21,593      47,969       0.0%
    New Hope Corp., Ltd.                     165,508     180,745       0.0%
*   Newsat, Ltd.                           1,680,867          --       0.0%
*   NEXTDC, Ltd.                              36,489      79,548       0.0%
    nib holdings, Ltd.                     2,713,689   9,384,435       0.7%
    Nick Scali, Ltd.                         165,818     513,672       0.0%
#   Nine Entertainment Co. Holdings, Ltd.    273,418     233,725       0.0%
#*  Noble Mineral Resources, Ltd.              8,114          62       0.0%
#   Northern Star Resources, Ltd.          4,806,957  14,297,307       1.0%
#*  NRW Holdings, Ltd.                     1,867,109     326,588       0.0%
    Nufarm, Ltd.                           1,141,199   6,060,864       0.4%
#*  Orocobre, Ltd.                           389,899     981,043       0.1%
    Orora, Ltd.                            3,139,926   6,258,721       0.5%
#   OrotonGroup, Ltd.                        131,885     275,300       0.0%
    OZ Minerals, Ltd.                      2,198,276   9,759,508       0.7%
#   OzForex Group, Ltd.                      529,225     865,188       0.1%
#   Pacific Brands, Ltd.                   6,093,285   5,265,942       0.4%
#   Pacific Current Group, Ltd.               30,242     102,247       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Pact Group Holdings, Ltd.                220,277 $   862,838       0.1%
#*  Paladin Energy, Ltd.                   9,407,049   1,881,361       0.1%
#   Panoramic Resources, Ltd.              1,781,726     175,402       0.0%
    Patties Foods, Ltd.                       42,099      38,483       0.0%
#   Peet, Ltd.                             1,645,757   1,181,960       0.1%
*   Peninsula Energy, Ltd.                   209,095     121,372       0.0%
#   Perpetual, Ltd.                          356,426  11,523,064       0.8%
*   Perseus Mining, Ltd.                   3,040,420   1,338,025       0.1%
    Platinum Asset Management, Ltd.          292,413   1,340,747       0.1%
*   Pluton Resources, Ltd.                    20,710          41       0.0%
    PMP, Ltd.                              2,327,074     981,714       0.1%
    Premier Investments, Ltd.                556,867   6,692,242       0.5%
*   Prima Biomed, Ltd.                     1,409,121      47,160       0.0%
#   Primary Health Care, Ltd.              3,292,878   8,645,585       0.6%
    Prime Media Group, Ltd.                2,031,951     461,298       0.0%
#   Programmed Maintenance Services, Ltd.  1,525,125   1,692,742       0.1%
    Qantas Airways, Ltd.                     232,534     566,971       0.0%
#   Qube Holdings, Ltd.                    2,350,344   4,428,781       0.3%
*   Quickstep Holdings, Ltd.                  86,781       9,227       0.0%
*   Ramelius Resources, Ltd.                 834,228     266,412       0.0%
#   RCG Corp., Ltd.                          270,233     280,682       0.0%
#   RCR Tomlinson, Ltd.                    1,055,209   1,050,406       0.1%
#   Reckon, Ltd.                             363,914     386,101       0.0%
*   Red 5, Ltd.                                9,022         648       0.0%
    Reece, Ltd.                              231,441   6,341,081       0.5%
    Regis Healthcare, Ltd.                   180,650     697,478       0.1%
    Regis Resources, Ltd.                  2,504,810   5,570,851       0.4%
#   Reject Shop, Ltd. (The)                  234,444   2,207,786       0.2%
#*  Resolute Mining, Ltd.                  3,987,672   2,997,352       0.2%
#   Retail Food Group, Ltd.                  987,465   4,111,677       0.3%
    Ridley Corp., Ltd.                     1,331,622   1,343,878       0.1%
*   RiverCity Motorway Group               1,563,354          --       0.0%
*   RungePincockMinarco, Ltd.                 30,702       8,600       0.0%
    Ruralco Holdings, Ltd.                   115,893     295,550       0.0%
    SAI Global, Ltd.                       1,578,339   4,360,809       0.3%
#*  Salmat, Ltd.                             645,788     274,076       0.0%
    Sandfire Resources NL                    570,890   2,552,552       0.2%
*   Saracen Mineral Holdings, Ltd.         5,111,505   4,159,025       0.3%
    Schaffer Corp., Ltd.                       3,380      12,813       0.0%
    SeaLink Travel Group, Ltd.                20,752      73,229       0.0%
#   Seek, Ltd.                               101,997   1,262,202       0.1%
#   Select Harvests, Ltd.                    500,837   1,906,899       0.1%
*   Senetas Corp., Ltd.                      131,335      10,920       0.0%
#*  Senex Energy, Ltd.                     6,438,932   1,355,017       0.1%
    Servcorp, Ltd.                           314,917   1,711,944       0.1%
    Service Stream, Ltd.                   1,693,203   1,024,867       0.1%
#   Seven Group Holdings, Ltd.               559,015   2,471,185       0.2%
#   Seven West Media, Ltd.                 7,785,820   6,228,963       0.5%
#   SG Fleet Group, Ltd.                      35,137      91,767       0.0%
    Shine Corporate, Ltd.                     15,573      14,768       0.0%
    Sigma Pharmaceuticals, Ltd.            7,230,980   6,016,741       0.4%
#*  Silex Systems, Ltd.                      511,695     143,681       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                  ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Silver Chef, Ltd.                                 99,115 $    742,583       0.1%
#*  Silver Lake Resources, Ltd.                    2,755,624      783,169       0.1%
#   Sims Metal Management, Ltd.                    1,382,214    9,884,710       0.7%
    Sirtex Medical, Ltd.                             412,322    9,275,003       0.7%
#   Slater & Gordon, Ltd.                          2,016,208      447,831       0.0%
#   SMS Management & Technology, Ltd.                575,318      824,198       0.1%
    Southern Cross Media Group, Ltd.               3,756,073    3,067,808       0.2%
#   Spark Infrastructure Group                    11,913,246   18,677,981       1.4%
*   Specialty Fashion Group, Ltd.                    786,397      385,734       0.0%
    Spotless Group Holdings, Ltd.                  1,566,487    1,535,301       0.1%
#*  St Barbara, Ltd.                               2,723,173    4,845,735       0.4%
    Star Entertainment Grp, Ltd. (The)             4,207,608   17,966,372       1.3%
#   Steadfast Group, Ltd.                          1,023,698    1,455,581       0.1%
*   Strike Energy, Ltd.                            1,471,668      122,793       0.0%
#   STW Communications Group, Ltd.                 2,447,007    1,982,677       0.1%
#*  Sundance Energy Australia, Ltd.                2,512,257      358,585       0.0%
#*  Sundance Resources, Ltd.                       3,228,863        8,556       0.0%
    Sunland Group, Ltd.                              729,757      843,620       0.1%
#   Super Retail Group, Ltd.                       1,280,749    8,192,260       0.6%
    Tabcorp Holdings, Ltd.                         3,586,818   12,030,842       0.9%
#   Tassal Group, Ltd.                               901,018    2,662,038       0.2%
    Technology One, Ltd.                           1,645,166    6,073,066       0.4%
#*  Ten Network Holdings, Ltd.                     1,289,363      926,963       0.1%
#   TFS Corp., Ltd.                                2,029,504    2,402,320       0.2%
    Thorn Group, Ltd.                                568,282      600,657       0.0%
*   Tiger Resources, Ltd.                          9,447,997      343,054       0.0%
*   Toro Energy, Ltd.                                 70,156        2,933       0.0%
    Tox Free Solutions, Ltd.                         920,496    2,021,650       0.2%
    Treasury Wine Estates, Ltd.                    1,165,441    8,206,160       0.6%
*   Tribune Resources, Ltd.                            3,093       13,236       0.0%
#*  Troy Resources, Ltd.                           1,647,992      804,973       0.1%
#*  UGL, Ltd.                                      1,185,950    2,837,780       0.2%
    Villa World, Ltd.                                255,978      414,059       0.0%
    Village Roadshow, Ltd.                           831,506    3,309,220       0.2%
*   Virgin Australia Holdings, Ltd.(B43DQC7)       5,942,525    1,577,011       0.1%
#*  Virgin Australia Holdings, Ltd.()              7,648,897           --       0.0%
#   Virtus Health, Ltd.                              141,367      723,929       0.1%
    Vita Group, Ltd.                                  84,312      225,764       0.0%
#   Vocus Communications, Ltd.                     3,781,701   24,698,629       1.8%
#   Watpac, Ltd.                                     760,701      471,165       0.0%
    Webjet, Ltd.                                     511,180    2,341,464       0.2%
    Webster, Ltd.                                     23,507       19,260       0.0%
#   Western Areas, Ltd.                            1,657,313    3,124,461       0.2%
*   White Energy Co., Ltd.                           216,241       23,047       0.0%
#*  Whitehaven Coal, Ltd.                          4,143,411    2,405,760       0.2%
#   WorleyParsons, Ltd.                              481,861    2,532,272       0.2%
                                                             ------------      ----
TOTAL AUSTRALIA                                               738,919,099      53.4%
                                                             ------------      ----
CHINA -- (0.1%)
    Aupu Group Holding Co., Ltd.                   2,468,000      666,492       0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.     4,145,837       66,504       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.   1,558,000      386,322       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                        ---------- ---------- ---------------
CHINA -- (Continued)
*   HNA International Investment Holdings, Ltd.          5,101,065 $  340,945       0.0%
                                                                   ----------       ---
TOTAL CHINA                                                         1,460,263       0.1%
                                                                   ----------       ---
HONG KONG -- (20.6%)
    Aeon Credit Service Asia Co., Ltd.                     564,000    377,901       0.0%
    Aeon Stores Hong Kong Co., Ltd.                        248,000    217,195       0.0%
    Agritrade Resources, Ltd.                            1,365,000    285,934       0.0%
    Alco Holdings, Ltd.                                  1,426,000    578,598       0.1%
    Allan International Holdings                           620,000    149,859       0.0%
    Allied Group, Ltd.                                     663,200  3,232,725       0.2%
    Allied Properties HK, Ltd.                          11,945,857  2,242,457       0.2%
*   Anxian Yuan China Holdings, Ltd.                     3,100,000     51,850       0.0%
*   Apac Resources, Ltd.                                29,587,350    358,940       0.0%
*   Applied Development Holdings, Ltd.                   2,135,000    104,413       0.0%
    APT Satellite Holdings, Ltd.                         2,884,500  2,289,083       0.2%
    Arts Optical International Hldgs, Ltd.                 730,000    296,017       0.0%
    Asia Financial Holdings, Ltd.                        2,404,908  1,267,023       0.1%
    Asia Satellite Telecommunications Holdings, Ltd.       934,500  1,319,612       0.1%
    Asia Standard Hotel Group, Ltd.                     11,437,218  1,515,005       0.1%
    Asia Standard International Group                   13,041,937  2,115,558       0.2%
#   ASM Pacific Technology, Ltd.                           220,500  1,584,696       0.1%
    Associated International Hotels, Ltd.                  952,000  2,622,263       0.2%
*   Auto Italia Holdings                                 1,900,000     46,446       0.0%
#*  AVIC Joy Holdings HK, Ltd.                           2,920,000     73,142       0.0%
*   Bel Global Resources Holdings, Ltd.                  2,576,000         --       0.0%
    BEP International Holdings, Ltd.                     6,360,000    417,230       0.0%
*   Bestway International Holdings, Ltd.                   205,000     29,250       0.0%
#   Bonjour Holdings, Ltd.                              13,758,600    565,807       0.1%
    Bossini International Holdings, Ltd.                 3,699,500    228,599       0.0%
    Bright Smart Securities & Commodities Group, Ltd.    1,642,000    460,938       0.0%
#   Brightoil Petroleum Holdings, Ltd.                   3,801,000  1,203,340       0.1%
#*  Brockman Mining, Ltd.                               22,810,814    315,283       0.0%
*   Burwill Holdings, Ltd.                              27,112,960    995,041       0.1%
    Cafe de Coral Holdings, Ltd.                         1,980,000  5,977,681       0.4%
#*  CAR, Inc.                                            1,264,000  1,439,857       0.1%
    CEC International Holdings, Ltd.                       284,000     36,906       0.0%
    Century City International Holdings, Ltd.            6,235,460    381,239       0.0%
*   Champion Technology Holdings, Ltd.                  15,193,089    222,809       0.0%
    Chen Hsong Holdings                                  1,212,000    249,854       0.0%
    Cheuk Nang Holdings, Ltd.                              631,045    435,154       0.0%
*   Cheung Wo International Holdings, Ltd.               1,626,000    165,380       0.0%
    Chevalier International Holdings, Ltd.                 820,989  1,292,829       0.1%
*   China Billion Resources, Ltd.                        2,438,000         --       0.0%
*   China Chuanglian Education Group, Ltd.                 300,000      8,947       0.0%
*   China Digicontent Co., Ltd.                          2,710,000         --       0.0%
#*  China Energy Development Holdings, Ltd.             52,140,000    662,349       0.1%
*   China Environmental Energy Investment, Ltd.          1,960,000     30,428       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.     810,000     13,006       0.0%
    China Flavors & Fragrances Co., Ltd.                   381,028    125,443       0.0%
*   China Infrastructure Investment, Ltd.                6,186,000     62,145       0.0%
*   China Medical & Healthcare Group, Ltd.              42,916,800  2,481,605       0.2%
    China Metal International Holdings, Inc.             2,670,000    818,164       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE++   OF NET ASSETS**
                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
#   China Motor Bus Co., Ltd.                         48,600 $   459,736       0.0%
#*  China Public Procurement, Ltd.                 4,776,000      87,644       0.0%
*   China Smarter Energy Group Holdings, Ltd.      3,110,000     195,814       0.0%
*   China Solar Energy Holdings, Ltd.              1,669,500       7,264       0.0%
*   China Star Entertainment, Ltd.                 1,850,000     168,931       0.0%
#*  China Strategic Holdings, Ltd.                28,316,250     849,641       0.1%
*   China Ting Group Holdings, Ltd.                2,565,151     125,273       0.0%
    Chinney Investments, Ltd.                      1,144,000     260,381       0.0%
#   Chow Sang Sang Holdings International, Ltd.    2,244,000   3,638,850       0.3%
    Chuang's China Investments, Ltd.               5,551,407     235,611       0.0%
    Chuang's Consortium International, Ltd.        5,987,043     777,670       0.1%
    CITIC Telecom International Holdings, Ltd.    10,816,125   4,490,427       0.3%
#   CK Life Sciences Int'l Holdings, Inc.         21,274,000   2,025,666       0.2%
*   CNQC International Holdings, Ltd.                310,000     114,839       0.0%
    CNT Group, Ltd.                                8,077,264     373,617       0.0%
*   Continental Holdings, Ltd.                       450,000       6,979       0.0%
#   Convenience Retail Asia, Ltd.                    138,000      60,585       0.0%
*   Convoy Financial Holdings, Ltd.               21,474,000     868,511       0.1%
*   CP Lotus Corp.                                11,880,000     235,548       0.0%
*   Crocodile Garments                               842,000     137,406       0.0%
#   Cross-Harbour Holdings, Ltd. (The)               679,520     920,614       0.1%
    CSI Properties, Ltd.                          35,276,383   1,071,489       0.1%
*   CST Mining Group, Ltd.                       101,184,000   1,638,075       0.1%
#   CW Group Holdings, Ltd.                        2,069,000     610,223       0.1%
    Dah Sing Banking Group, Ltd.                   3,457,116   6,168,272       0.5%
    Dah Sing Financial Holdings, Ltd.              1,184,544   8,094,912       0.6%
    Dan Form Holdings Co., Ltd.                    3,563,260     692,304       0.1%
    Dickson Concepts International, Ltd.           1,222,000     343,150       0.0%
#*  Differ Group Holding Co., Ltd.                 1,356,000     114,774       0.0%
*   Dragonite International, Ltd.                     56,000       7,723       0.0%
    Eagle Nice International Holdings, Ltd.        1,614,000     419,542       0.0%
    EcoGreen International Group, Ltd.             1,322,200     287,866       0.0%
*   EganaGoldpfeil Holdings, Ltd.                  4,121,757          --       0.0%
#   Emperor Capital Group, Ltd.                   10,767,000     952,922       0.1%
    Emperor Entertainment Hotel, Ltd.              4,360,000   1,350,006       0.1%
    Emperor International Holdings, Ltd.           8,116,753   1,628,916       0.1%
    Emperor Watch & Jewellery, Ltd.               25,650,000     586,945       0.1%
*   ENM Holdings, Ltd.                            14,680,000     706,954       0.1%
*   EPI Holdings, Ltd.                             1,950,001      42,565       0.0%
#*  Esprit Holdings, Ltd.                         13,802,950  12,075,796       0.9%
*   eSun Holdings, Ltd.                            4,344,000     312,662       0.0%
*   Eternity Investment, Ltd.                        830,000      18,634       0.0%
*   Ezcom Holdings, Ltd.                              72,576          --       0.0%
#   Fairwood Holdings, Ltd.                          620,100   2,195,834       0.2%
    Far East Consortium International, Ltd.        8,017,579   2,671,407       0.2%
    FIH Mobile, Ltd.                               4,441,000   1,907,196       0.1%
    First Pacific Co., Ltd.                        2,656,000   1,681,931       0.1%
    First Shanghai Investments, Ltd.               1,048,000     169,198       0.0%
    Fountain SET Holdings, Ltd.                    4,758,000     568,526       0.1%
    Four Seas Mercantile Holdings, Ltd.              610,000     247,062       0.0%
*   Freeman Financial Corp., Ltd.                  1,520,000      82,930       0.0%
    Fujikon Industrial Holdings, Ltd.                322,000      48,944       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
HONG KONG -- (Continued)
#   Future Bright Holdings, Ltd.                             3,288,000 $  375,599       0.0%
#   G-Resources Group, Ltd.                                143,439,600  3,295,381       0.2%
#*  GCL New Energy Holdings, Ltd.                            8,252,000    408,087       0.0%
#*  Get Nice Financial Group, Ltd.                             966,600    142,057       0.0%
#   Get Nice Holdings, Ltd.                                 38,664,000  1,391,080       0.1%
    Giordano International, Ltd.                             9,440,000  4,264,696       0.3%
*   Global Brands Group Holding, Ltd.                       15,740,000  1,860,958       0.1%
    Glorious Sun Enterprises, Ltd.                           2,624,000    334,332       0.0%
    Gold Peak Industries Holdings, Ltd.                      3,029,642    354,961       0.0%
    Golden Resources Development International, Ltd.         3,330,500    180,183       0.0%
*   Grande Holdings, Ltd. (The)                                882,000      8,755       0.0%
    Great Eagle Holdings, Ltd.                                 227,887    923,105       0.1%
    Guangnan Holdings, Ltd.                                  2,363,600    276,274       0.0%
    Guoco Group, Ltd.                                            2,000     22,021       0.0%
#   Guotai Junan International Holdings, Ltd.               12,519,797  4,184,554       0.3%
    Haitong International Securities Group, Ltd.             9,064,191  5,216,747       0.4%
#   Hang Fat Ginseng Holdings Co., Ltd.                        630,000      6,973       0.0%
    Hanison Construction Holdings, Ltd.                      2,103,649    351,144       0.0%
#   Hanny Holdings, Ltd.(BYYCZY8)                            1,480,000     53,212       0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                              185,000      6,678       0.0%
*   Hao Tian Development Group, Ltd.                         8,989,200    530,842       0.0%
    Harbour Centre Development, Ltd.                           935,500  1,583,947       0.1%
*   Hi-Level Technology Holdings, Ltd.                         152,640      9,101       0.0%
    High Fashion International, Ltd.                           268,000     71,641       0.0%
    HKR International, Ltd.                                  5,764,736  2,365,020       0.2%
    Hon Kwok Land Investment Co., Ltd.                         314,800    119,555       0.0%
*   Hong Fok Land, Ltd.                                      1,210,000         --       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                    86,000    559,324       0.1%
*   Hong Kong Building & Loan Agency, Ltd. (The)               200,000      7,708       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                         824,300    941,041       0.1%
    Hong Kong Shanghai Alliance Holdings, Ltd.               1,248,002    125,283       0.0%
*   Hong Kong Television Network, Ltd.                       2,332,751    500,363       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                   1,371,112  1,633,916       0.1%
    Hongkong Chinese, Ltd.                                   5,038,000  1,049,665       0.1%
    Hop Hing Group Holdings, Ltd.                            1,812,000     26,230       0.0%
    Hopewell Holdings, Ltd.                                  2,920,000  9,835,186       0.7%
#   Hsin Chong Group Holding, Ltd.                           6,931,658    723,826       0.1%
*   Hua Hong Semiconductor, Ltd.                               325,000    326,894       0.0%
    Hung Hing Printing Group, Ltd.                           2,628,000    326,706       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   11,164,000  3,919,731       0.3%
*   I-CABLE Communications, Ltd.                             2,573,000    205,693       0.0%
#   IGG, Inc.                                                  915,000    396,683       0.0%
#*  Imagi International Holdings, Ltd.                      55,488,000    635,069       0.1%
*   International Standard Resources Holdings, Ltd.         18,226,250    338,862       0.0%
#*  iOne Holdings, Ltd.                                     10,180,000    261,938       0.0%
    IPE Group, Ltd.                                          3,345,000    718,515       0.1%
*   IRC, Ltd.                                                9,486,266    164,786       0.0%
    IT, Ltd.                                                 4,040,532    998,079       0.1%
    ITC Corp., Ltd.                                          1,039,512     85,528       0.0%
#   ITC Properties Group, Ltd.                               4,537,057  1,851,411       0.1%
*   Jinhui Holdings Co., Ltd.                                  121,000     14,614       0.0%
    Johnson Electric Holdings, Ltd.                          1,757,750  5,183,327       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                            ---------- ---------- ---------------
HONG KONG -- (Continued)
#   K Wah International Holdings, Ltd.                       8,277,565 $3,999,128       0.3%
*   Kader Holdings Co., Ltd.                                    92,000      8,600       0.0%
    Kam Hing International Holdings, Ltd.                    1,830,000    148,699       0.0%
*   Kantone Holdings, Ltd.                                     919,364     88,855       0.0%
    Keck Seng Investments                                      878,600    713,094       0.1%
    Kerry Logistics Network, Ltd.                            1,091,000  1,538,673       0.1%
*   King Pacific International Holdings, Ltd.                1,404,200         --       0.0%
    Kingmaker Footwear Holdings, Ltd.                        1,618,955    451,903       0.0%
#*  Kingston Financial Group, Ltd.                          17,047,000  6,347,882       0.5%
#*  Ko Yo Chemical Group, Ltd.                               2,280,000     79,108       0.0%
*   Kong Sun Holdings, Ltd.                                    175,000      8,799       0.0%
    Kowloon Development Co., Ltd.                            2,456,000  2,360,128       0.2%
    Kwoon Chung Bus Holdings, Ltd.                              20,000     10,688       0.0%
    L'Occitane International SA                                139,750    268,253       0.0%
*   L'sea Resources International Holdings, Ltd.             3,070,000     74,885       0.0%
    Lai Sun Development Co., Ltd.                           78,652,466  1,172,522       0.1%
    Lai Sun Garment International, Ltd.                      3,321,680    410,868       0.0%
    Lam Soon Hong Kong, Ltd.                                   302,310    249,363       0.0%
    Landsea Green Properties Co., Ltd.                         948,000     87,875       0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.              2,310,000         --       0.0%
    Lifestyle International Holdings, Ltd.                   1,477,500  2,447,512       0.2%
    Lippo China Resources, Ltd.                             20,922,000    686,923       0.1%
    Lippo, Ltd.                                              1,161,700    723,080       0.1%
    Lisi Group Holdings, Ltd.                                4,414,000    241,167       0.0%
    Liu Chong Hing Investment, Ltd.                          1,191,200  1,342,900       0.1%
    Luen Thai Holdings, Ltd.                                 1,207,000    198,820       0.0%
#   Luk Fook Holdings International, Ltd.                    2,862,000  6,503,401       0.5%
    Luks Group Vietnam Holdings Co., Ltd.                      514,913    180,099       0.0%
    Lung Kee Bermuda Holdings                                1,567,875    440,066       0.0%
#*  Macau Legend Development, Ltd.                           4,179,000    569,516       0.1%
    Magnificent Hotel Investment, Ltd.                      13,170,000    325,417       0.0%
    Man Wah Holdings, Ltd.                                   5,694,800  6,641,226       0.5%
    Man Yue Technology Holdings, Ltd.                           16,000      1,848       0.0%
#*  Mason Financial Holdings, Ltd.                          15,970,000    646,710       0.1%
    Matrix Holdings, Ltd.                                    1,067,414    398,973       0.0%
    Melbourne Enterprises, Ltd.                                 39,500    698,744       0.1%
#   Melco International Development, Ltd.                    3,744,000  4,307,512       0.3%
#*  Midland Holdings, Ltd.                                   5,182,000  1,648,203       0.1%
    Ming Fai International Holdings, Ltd.                    1,879,000    215,306       0.0%
    Miramar Hotel & Investment                                 845,000  1,550,970       0.1%
*   Mongolian Mining Corp.                                   8,115,500     71,016       0.0%
    NagaCorp, Ltd.                                           7,684,000  5,504,078       0.4%
    Nanyang Holdings, Ltd.                                     133,500    699,953       0.1%
    National Electronic Hldgs                                2,668,600    302,527       0.0%
*   Neo-Neon Holdings, Ltd.                                  2,337,500    318,530       0.0%
*   Neptune Group, Ltd.                                     21,300,000    123,282       0.0%
    New Century Group Hong Kong, Ltd.                       13,351,464    225,933       0.0%
*   New Times Energy Corp., Ltd.                             1,946,400     39,933       0.0%
    Newocean Energy Holdings, Ltd.                           7,642,000  2,610,632       0.2%
    Next Digital, Ltd.                                       4,295,183    240,870       0.0%
*   O Luxe Holdings, Ltd.                                    6,778,500    369,045       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.   9,489,706    622,566       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                ---------- ---------- ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.          1,008,000 $3,830,998       0.3%
*   Orient Power Holdings, Ltd.                    804,000         --       0.0%
    Oriental Watch Holdings                      3,070,800    371,358       0.0%
*   Pacific Andes International Holdings, Ltd.  19,435,067    274,354       0.0%
#*  Pacific Basin Shipping, Ltd.                12,498,000  2,105,923       0.2%
    Pacific Textiles Holdings, Ltd.              4,820,000  6,193,451       0.5%
    Pak Fah Yeow International, Ltd.                 5,000      2,508       0.0%
    Paliburg Holdings, Ltd.                      3,062,830    910,154       0.1%
#   Paradise Entertainment, Ltd.                 3,652,000    563,700       0.1%
#*  Peace Mark Holdings, Ltd.                    2,712,022         --       0.0%
*   Pearl Oriental Oil, Ltd.                    11,849,400    533,648       0.0%
    Pegasus International Holdings, Ltd.           226,000     37,870       0.0%
    Perfect Shape Beauty Technology, Ltd.        1,172,000    132,748       0.0%
    Pico Far East Holdings, Ltd.                 4,892,000  1,335,786       0.1%
    Playmates Holdings, Ltd.                       686,000    874,213       0.1%
#   Playmates Toys, Ltd.                         4,796,000  1,247,708       0.1%
#   Pokfulam Development Co.                       234,000    364,717       0.0%
#   Polytec Asset Holdings, Ltd.                11,323,526    978,020       0.1%
    Public Financial Holdings, Ltd.              3,102,000  1,417,870       0.1%
    PYI Corp., Ltd.                             24,147,973    543,391       0.0%
*   Pyxis Group, Ltd.                            1,936,000         --       0.0%
    Raymond Industrial, Ltd.                        30,400      3,795       0.0%
#   Regal Hotels International Holdings, Ltd.    2,871,800  1,384,336       0.1%
    Rivera Holdings, Ltd.                        5,710,000    330,722       0.0%
#   SA SA International Holdings, Ltd.          10,127,703  3,086,715       0.2%
    Safety Godown Co., Ltd.                        386,000  1,259,342       0.1%
    SAS Dragon Holdings, Ltd.                    2,120,000    354,352       0.0%
#   SEA Holdings, Ltd.                           1,124,000  3,623,078       0.3%
*   SEEC Media Group, Ltd.                       1,960,000     32,466       0.0%
    Shangri-La Asia, Ltd.                        1,564,000  1,912,665       0.1%
#   Shenwan Hongyuan HK, Ltd.                    3,466,250  1,677,319       0.1%
*   Shougang Concord Grand Group, Ltd.           1,158,000     45,298       0.0%
*   Shun Ho Technology Holdings, Ltd.            1,254,757    420,381       0.0%
    Shun Tak Holdings, Ltd.                     11,359,419  3,778,519       0.3%
*   Silver base Group Holdings, Ltd.             1,701,677    229,369       0.0%
*   Sing Pao Media Enterprises, Ltd.               250,511         --       0.0%
    Sing Tao News Corp., Ltd.                    1,974,000    269,471       0.0%
    Singamas Container Holdings, Ltd.           10,860,000  1,159,473       0.1%
*   Sino-Tech International Holdings, Ltd.       4,950,000     29,247       0.0%
*   Sinocan Holdings, Ltd.                         350,000         --       0.0%
    SIS International Holdings                      34,000     18,294       0.0%
    Sitoy Group Holdings, Ltd.                     891,000    323,510       0.0%
*   Skyway Securities Group, Ltd.                2,130,000     57,172       0.0%
    SmarTone Telecommunications Holdings, Ltd.   3,572,531  5,887,379       0.4%
*   SOCAM Development, Ltd.                      1,718,771    853,522       0.1%
*   Solomon Systech International, Ltd.          9,504,000    408,788       0.0%
    Soundwill Holdings, Ltd.                       408,000    534,424       0.0%
*   South China Assets Holdings, Ltd.            5,295,170    108,469       0.0%
*   South China Holdings Co., Ltd.              13,104,000    974,846       0.1%
#   Stella International Holdings, Ltd.            995,500  2,511,473       0.2%
    Stelux Holdings International, Ltd.          3,011,400    266,801       0.0%
*   Success Universe Group, Ltd.                 6,716,000    147,848       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Sun Hing Vision Group Holdings, Ltd.                       358,000 $   131,793       0.0%
    Sun Hung Kai & Co., Ltd.                                 4,352,429   2,546,670       0.2%
    Sunwah Kingsway Capital Holdings, Ltd.                   7,690,000     146,254       0.0%
    TAI Cheung Holdings, Ltd.                                1,961,000   1,500,173       0.1%
    Tai Sang Land Development, Ltd.                            781,910     412,203       0.0%
#   Tan Chong International, Ltd.                            1,176,000     395,322       0.0%
    Tao Heung Holdings, Ltd.                                   517,000     133,162       0.0%
*   Taung Gold International, Ltd.                          14,590,000     137,009       0.0%
    Television Broadcasts, Ltd.                              1,643,100   6,140,328       0.5%
*   Termbray Industries International Holdings, Ltd.         2,304,900     213,448       0.0%
    Tern Properties Co., Ltd.                                   51,200      25,554       0.0%
    Texwinca Holdings, Ltd.                                  4,488,000   4,364,402       0.3%
    Tian Teck Land, Ltd.                                     1,024,000   1,131,874       0.1%
*   Titan Petrochemicals Group, Ltd.                        13,140,000         847       0.0%
*   Tom Group, Ltd.                                            126,000      31,219       0.0%
    Tradelink Electronic Commerce, Ltd.                      4,802,000   1,062,054       0.1%
#   Transport International Holdings, Ltd.                   1,019,741   2,777,881       0.2%
#   Trinity, Ltd.                                            7,614,000     792,418       0.1%
    Tristate Holdings, Ltd.                                    188,000      54,240       0.0%
#*  TSC Group Holdings, Ltd.                                 3,280,000     493,913       0.0%
    Tsui Wah Holdings, Ltd.                                    454,000      88,059       0.0%
*   United Laboratories International Holdings, Ltd. (The)   4,354,000   1,809,711       0.1%
#*  United Photovoltaics Group, Ltd.                         4,110,000     353,602       0.0%
*   Universal Technologies Holdings, Ltd.                    7,410,000     380,567       0.0%
*   Up Energy Development Group, Ltd.                        3,929,000      60,217       0.0%
    Upbest Group, Ltd.                                          36,000      10,297       0.0%
*   Value Convergence Holdings, Ltd.                         2,000,000     331,689       0.0%
#   Value Partners Group, Ltd.                               5,396,000   5,150,755       0.4%
*   Vanke Property Overseas, Ltd.                               49,000      34,009       0.0%
    Varitronix International, Ltd.                           2,039,293   1,627,543       0.1%
    Vedan International Holdings, Ltd.                       3,272,000     265,027       0.0%
    Victory City International Holdings, Ltd.                8,183,663     567,211       0.1%
    Vitasoy International Holdings, Ltd.                     4,703,000   8,792,048       0.6%
*   VS International Group, Ltd.                               488,000      32,633       0.0%
#   VST Holdings, Ltd.                                       5,039,600   1,152,540       0.1%
    VTech Holdings, Ltd.                                       493,700   5,102,820       0.4%
    Wai Kee Holdings, Ltd.                                   7,640,738   2,373,403       0.2%
    Wang On Group, Ltd.                                      1,740,000      22,375       0.0%
    Win Hanverky Holdings, Ltd.                              1,850,000     349,317       0.0%
*   Winfull Group Holdings, Ltd.                             9,512,000     225,914       0.0%
    Wing On Co. International, Ltd.                            759,000   2,216,764       0.2%
    Wing Tai Properties, Ltd.                                1,923,331   1,166,192       0.1%
    Wong's International Holdings, Ltd.                        737,641     259,751       0.0%
    Wong's Kong King International                             120,000      11,286       0.0%
    Xinyi Glass Holdings, Ltd.                              16,280,000  11,047,781       0.8%
    Yangtzekiang Garment, Ltd.                                 606,500     206,776       0.0%
    Yau Lee Holdings, Ltd.                                     534,000      86,360       0.0%
    Yeebo International Holdings, Ltd.                         572,000     127,211       0.0%
#   YGM Trading, Ltd.                                          447,000     256,460       0.0%
#   YT Realty Group, Ltd.                                      749,000     385,946       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Yugang International, Ltd.                       90,818,000 $  1,691,915       0.1%
                                                                ------------      ----
TOTAL HONG KONG                                                  342,253,562      24.7%
                                                                ------------      ----
NEW ZEALAND -- (9.1%)
#*  a2 Milk Co., Ltd.                                 1,254,090    1,542,493       0.1%
#   Abano Healthcare Group, Ltd.                         30,725      176,284       0.0%
    Air New Zealand, Ltd.                             3,693,701    6,337,834       0.5%
    Briscoe Group, Ltd.                                   2,235        4,726       0.0%
    Chorus, Ltd.                                      2,089,594    5,830,913       0.4%
    Colonial Motor Co., Ltd. (The)                      144,588      630,284       0.1%
#   Contact Energy, Ltd.                              1,951,396    6,923,739       0.5%
#   EBOS Group, Ltd.                                    451,590    5,029,762       0.4%
#   Fisher & Paykel Healthcare Corp., Ltd.            4,200,605   26,808,812       1.9%
    Fletcher Building, Ltd.                              96,387      560,315       0.1%
    Freightways, Ltd.                                   974,609    4,500,203       0.3%
    Genesis Energy, Ltd.                                359,163      514,271       0.0%
    Hallenstein Glasson Holdings, Ltd.                  242,445      487,421       0.0%
#   Heartland New Zealand, Ltd.                         466,243      393,391       0.0%
    Hellaby Holdings, Ltd.                              384,437      756,588       0.1%
    Infratil, Ltd.                                    3,201,309    7,237,302       0.5%
#   Kathmandu Holdings, Ltd.                            663,170      735,246       0.1%
#   Mainfreight, Ltd.                                   539,049    6,165,771       0.5%
    Methven, Ltd.                                        93,877       85,107       0.0%
    Metlifecare, Ltd.                                   516,195    1,882,616       0.1%
    Michael Hill International, Ltd.                  1,490,263    1,145,329       0.1%
#   Mighty River Power, Ltd.                            608,924    1,284,887       0.1%
    Millennium & Copthorne Hotels New Zealand, Ltd.     395,725      470,671       0.0%
*   New Zealand Oil & Gas, Ltd.                       1,659,791      560,115       0.0%
#   New Zealand Refining Co., Ltd. (The)                574,344    1,198,043       0.1%
    Nuplex Industries, Ltd.                           1,278,378    4,696,939       0.3%
#   NZX, Ltd.                                           952,265      670,886       0.1%
#   Opus International Consultants, Ltd.                 12,925       12,174       0.0%
*   Pacific Edge, Ltd.                                  442,720      193,988       0.0%
    PGG Wrightson, Ltd.                                 999,976      285,824       0.0%
*   Pike River Coal, Ltd.                               490,805           --       0.0%
#   Port of Tauranga, Ltd.                              515,305    6,732,318       0.5%
    Restaurant Brands New Zealand, Ltd.                 459,407    1,617,787       0.1%
*   Richina Pacific, Ltd.                               274,180           --       0.0%
*   Rubicon, Ltd.                                     1,442,620      251,492       0.0%
#   Ryman Healthcare, Ltd.                            2,338,582   14,577,975       1.1%
    Sanford, Ltd.                                       382,357    1,564,566       0.1%
    Scott Technology, Ltd.                               39,805       48,694       0.0%
    Skellerup Holdings, Ltd.                            544,971      502,119       0.0%
#   SKY Network Television, Ltd.                      2,080,268    7,721,597       0.6%
#   SKYCITY Entertainment Group, Ltd.                 4,581,664   15,630,966       1.1%
    Steel & Tube Holdings, Ltd.                         441,625      689,819       0.1%
    Summerset Group Holdings, Ltd.                      458,692    1,420,590       0.1%
    Tourism Holdings, Ltd.                              275,443      522,516       0.0%
    Tower, Ltd.                                         887,040    1,114,475       0.1%
    Trade Me Group, Ltd.                              1,612,087    5,126,895       0.4%
#   TrustPower, Ltd.                                     73,239      396,157       0.0%
#   Vector, Ltd.                                      1,339,609    3,134,512       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
#   Warehouse Group, Ltd. (The)                  698,604 $  1,344,842       0.1%
*   Xero, Ltd.                                   165,232    1,888,452       0.1%
    Z Energy, Ltd.                               107,261      586,531       0.1%
                                                         ------------      ----
TOTAL NEW ZEALAND                                         151,994,237      11.0%
                                                         ------------      ----
SINGAPORE -- (8.5%)
*   Abterra, Ltd.                                531,800      125,551       0.0%
    Accordia Golf Trust                          481,800      230,905       0.0%
    Amara Holdings, Ltd.                         922,800      292,240       0.0%
    Ascendas India Trust                         185,800      131,870       0.0%
    ASL Marine Holdings, Ltd.                    816,600      157,095       0.0%
    Aspial Corp., Ltd.                            72,959       14,599       0.0%
#*  Ausgroup, Ltd.                             3,548,500      302,131       0.0%
    Baker Technology, Ltd.                     1,272,000      161,600       0.0%
#   Banyan Tree Holdings, Ltd.                 1,022,900      376,055       0.0%
    Bonvests Holdings, Ltd.                      950,000      847,189       0.1%
*   Boustead Projects, Ltd.                      497,612      237,747       0.0%
    Boustead Singapore, Ltd.                   1,679,836      972,681       0.1%
#   Breadtalk Group, Ltd.                        881,800      717,339       0.1%
*   Broadway Industrial Group, Ltd.            1,557,200      174,978       0.0%
    Bukit Sembawang Estates, Ltd.                599,603    1,981,139       0.2%
*   Bund Center Investment, Ltd.               2,639,300      351,761       0.0%
#   Centurion Corp., Ltd.                        825,900      229,847       0.0%
    China Aviation Oil Singapore Corp., Ltd.   1,540,999      994,789       0.1%
#*  China Everbright Water, Ltd.                 812,300      391,352       0.0%
#   China Merchants Holdings Pacific, Ltd.     1,406,409      894,051       0.1%
#   Chip Eng Seng Corp., Ltd.                  3,445,300    1,817,054       0.1%
    Chuan Hup Holdings, Ltd.                   3,853,500      815,893       0.1%
    Civmec, Ltd.                                  53,200       15,465       0.0%
#*  COSCO Corp. Singapore, Ltd.                6,805,600    1,710,592       0.1%
*   Creative Technology, Ltd.                    272,200      214,816       0.0%
    CSE Global, Ltd.                           3,285,200    1,046,852       0.1%
#   CWT, Ltd.                                  1,403,400    2,158,068       0.2%
#*  Del Monte Pacific, Ltd.                    1,611,964      357,756       0.0%
*   Delong Holdings, Ltd.                        236,260       53,574       0.0%
*   DMX Technologies Group, Ltd.               2,096,000      209,600       0.0%
#   Dyna-Mac Holdings, Ltd.                    2,194,400      240,564       0.0%
    Elec & Eltek International Co., Ltd.         147,000      132,042       0.0%
    Ellipsiz, Ltd.                                36,900        9,300       0.0%
    EnGro Corp., Ltd.                            354,000      240,231       0.0%
    Eu Yan Sang International, Ltd.              786,600      314,681       0.0%
#*  Ezion Holdings, Ltd.                       5,123,460    2,083,694       0.2%
#*  Ezra Holdings, Ltd.                       16,462,023    1,239,539       0.1%
    Falcon Energy Group, Ltd.                  2,008,800      257,705       0.0%
    Far East Orchard, Ltd.                     1,074,985    1,320,959       0.1%
#   First Resources, Ltd.                      1,769,500    2,500,877       0.2%
    First Sponsor Group, Ltd.                    440,661      393,197       0.0%
*   FJ Benjamin Holdings, Ltd.                   794,500       42,348       0.0%
*   Food Empire Holdings, Ltd.                 1,256,400      233,167       0.0%
#   Fragrance Group, Ltd.                      6,077,000      793,939       0.1%
    Frasers Centrepoint, Ltd.                    199,800      247,777       0.0%
    Fu Yu Corp., Ltd.                            183,300       28,529       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Gallant Venture, Ltd.                              4,927,900 $  768,703       0.1%
#*  Geo Energy Resources, Ltd.                           432,000     35,225       0.0%
    GK Goh Holdings, Ltd.                              1,484,065    943,563       0.1%
#   GL, Ltd.                                           3,267,800  2,220,476       0.2%
*   Global Premium Hotels, Ltd.                          559,480    123,434       0.0%
#*  GMG Global, Ltd.                                   1,788,330    810,692       0.1%
#   Golden Agri-Resources, Ltd.                        5,950,700  1,765,285       0.1%
    GP Batteries International, Ltd.                     235,000    146,541       0.0%
    GP Industries, Ltd.                                2,567,609  1,212,669       0.1%
    GSH Corp., Ltd.                                       60,860     11,086       0.0%
    GuocoLand, Ltd.                                      403,714    555,509       0.1%
*   Hanwell Holdings, Ltd.                             1,771,219    335,331       0.0%
*   HG Metal Manufacturing, Ltd.                         433,500     11,546       0.0%
    Hi-P International, Ltd.                           1,271,600    400,259       0.0%
    Hiap Hoe, Ltd.                                       353,000    176,093       0.0%
*   HLH Group, Ltd.                                    1,798,200      9,409       0.0%
    Ho Bee Land, Ltd.                                  1,604,700  2,633,682       0.2%
#   Hong Fok Corp., Ltd.                               3,551,394  1,908,838       0.1%
    Hong Leong Asia, Ltd.                                690,700    397,349       0.0%
    Hotel Grand Central, Ltd.                          1,461,261  1,383,794       0.1%
    Hour Glass, Ltd. (The)                             1,814,832  1,010,530       0.1%
#*  HTL International Holdings, Ltd.                   1,135,343    727,562       0.1%
    Hwa Hong Corp., Ltd.                               2,123,500    489,800       0.0%
#   Hyflux, Ltd.                                       3,165,300  1,454,143       0.1%
#   Indofood Agri Resources, Ltd.                      3,368,800  1,337,215       0.1%
*   InnoTek, Ltd.                                        512,500     58,243       0.0%
    Innovalues, Ltd.                                   1,192,800    890,323       0.1%
    IPC Corp., Ltd.                                      275,770    131,039       0.0%
    Isetan Singapore, Ltd.                               119,000    341,195       0.0%
    Japfa, Ltd.                                          177,300     91,547       0.0%
#*  Jurong Technologies Industrial Corp., Ltd.         2,227,680         --       0.0%
    k1 Ventures, Ltd.                                    990,520    648,417       0.1%
#   Keppel Infrastructure Trust                        4,939,732  1,799,714       0.1%
    Keppel Telecommunications & Transportation, Ltd.   1,369,300  1,378,613       0.1%
    Koh Brothers Group, Ltd.                           1,432,000    313,209       0.0%
*   KrisEnergy, Ltd.                                     296,200     40,959       0.0%
    KSH Holdings, Ltd.                                    57,200     23,147       0.0%
    Lian Beng Group, Ltd.                              2,238,100    788,848       0.1%
    Low Keng Huat Singapore, Ltd.                        889,800    423,077       0.0%
    Lum Chang Holdings, Ltd.                           1,094,030    292,458       0.0%
    M1, Ltd.                                             847,700  1,554,646       0.1%
    Mandarin Oriental International, Ltd.                 53,900     80,706       0.0%
*   Marco Polo Marine, Ltd.                              882,000    120,005       0.0%
*   mDR, Ltd.                                          3,997,000     11,867       0.0%
    Metro Holdings, Ltd.                               2,041,692  1,532,120       0.1%
    Mewah International, Inc.                            766,900    166,712       0.0%
#   Midas Holdings, Ltd.                               7,943,100  1,680,487       0.1%
#*  Nam Cheong, Ltd.                                   6,922,840    461,771       0.0%
#*  Neptune Orient Lines, Ltd.                         3,386,600  3,231,549       0.2%
    Nera Telecommunications, Ltd.                         74,300     35,313       0.0%
    New Toyo International Holdings, Ltd.              1,624,000    307,983       0.0%
#*  Noble Group, Ltd.                                 16,857,700  5,715,134       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
SINGAPORE -- (Continued)
    NSL, Ltd.                                   409,900 $  459,671       0.0%
    Olam International, Ltd.                    258,000    316,025       0.0%
#   OSIM International, Ltd.                  1,757,300  1,810,655       0.1%
*   Otto Marine, Ltd.                           347,735     50,293       0.0%
#   OUE, Ltd.                                 1,809,700  2,244,975       0.2%
#   Oxley Holdings, Ltd.                      1,093,300    356,948       0.0%
    Pacc Offshore Services Holdings, Ltd.       196,400     54,625       0.0%
    Pacific Radiance, Ltd.                      452,600    109,147       0.0%
    Pan-United Corp., Ltd.                    1,948,600    969,294       0.1%
#   Penguin International, Ltd.               1,577,100    148,040       0.0%
#   Petra Foods, Ltd.                           788,500  1,446,548       0.1%
#   Q&M Dental Group Singapore, Ltd.          1,525,000    769,462       0.1%
    QAF, Ltd.                                 1,255,162  1,011,981       0.1%
#   Raffles Education Corp., Ltd.             4,176,710    681,532       0.1%
    Raffles Medical Group, Ltd.                 646,391  2,256,181       0.2%
    Religare Health Trust                       544,000    416,203       0.0%
*   RH Petrogas, Ltd.                            66,800      7,671       0.0%
#   Rickmers Maritime                         1,008,350     75,691       0.0%
#   Riverstone Holdings, Ltd.                   236,000    170,905       0.0%
#   Rotary Engineering, Ltd.                  1,443,100    418,409       0.0%
    Roxy-Pacific Holdings, Ltd.                 297,500    103,975       0.0%
    San Teh, Ltd.                               358,087     71,695       0.0%
    SATS, Ltd.                                1,472,200  4,483,185       0.3%
#   SBS Transit, Ltd.                           926,200  1,616,844       0.1%
    SembCorp Industries, Ltd.                   176,800    377,912       0.0%
#   SembCorp Marine, Ltd.                       790,500    976,655       0.1%
    Sheng Siong Group, Ltd.                   2,001,100  1,322,942       0.1%
    SHS Holdings, Ltd.                        2,304,100    461,562       0.0%
    SIA Engineering Co., Ltd.                    15,200     42,814       0.0%
#*  SIIC Environment Holdings, Ltd.           1,440,920    747,469       0.1%
    Sim Lian Group, Ltd.                      2,216,555  1,308,998       0.1%
#   Sinarmas Land, Ltd.                       5,780,900  2,015,111       0.2%
    Sing Holdings, Ltd.                       1,134,000    269,607       0.0%
    Sing Investments & Finance, Ltd.            297,675    250,930       0.0%
    Singapore Post, Ltd.                      2,734,800  3,185,395       0.2%
    Singapore Reinsurance Corp., Ltd.         1,514,530    349,292       0.0%
    Singapore Shipping Corp., Ltd.            1,640,700    383,957       0.0%
    Singapura Finance, Ltd.                     348,124    228,682       0.0%
#*  Sino Grandness Food Industry Group, Ltd.  2,095,300    952,709       0.1%
#   SMRT Corp., Ltd.                          2,824,300  3,207,045       0.2%
    Stamford Land Corp., Ltd.                 3,188,100  1,232,237       0.1%
    Straco Corp., Ltd.                          130,000     80,462       0.0%
    Sunningdale Tech, Ltd.                      724,360    619,334       0.1%
*   SunVic Chemical Holdings, Ltd.            1,436,145    112,705       0.0%
#   Super Group, Ltd.                         2,711,700  1,948,190       0.2%
#*  Swiber Holdings, Ltd.                     2,895,250    408,024       0.0%
#   Swissco Holdings, Ltd.                      768,400    102,327       0.0%
    Tat Hong Holdings, Ltd.                   2,013,500    896,444       0.1%
*   Thakral Corp., Ltd.                         169,165     27,188       0.0%
    Tiong Woon Corp. Holding, Ltd.            1,045,325    176,170       0.0%
    Tuan Sing Holdings, Ltd.                  4,076,571    966,822       0.1%
    UMS Holdings, Ltd.                        1,888,400    869,747       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                  PERCENTAGE
                                                                        SHARES      VALUE++     OF NET ASSETS**
                                                                       --------- -------------- ---------------
SINGAPORE -- (Continued)
    United Engineers, Ltd.                                             2,765,928 $    4,798,686       0.4%
    United Industrial Corp., Ltd.                                          4,800         10,335       0.0%
    United Overseas Insurance, Ltd.                                      181,850        637,706       0.1%
#   UOB-Kay Hian Holdings, Ltd.                                        1,887,972      1,937,274       0.2%
    UOL Group, Ltd.                                                      202,400        921,674       0.1%
#   UPP Holdings, Ltd.                                                 2,972,500        486,355       0.0%
    Valuetronics Holdings, Ltd.                                          602,100        209,755       0.0%
#*  Vard Holdings, Ltd.                                                3,937,100        530,476       0.1%
    Venture Corp., Ltd.                                                1,654,300     10,287,442       0.8%
#   Vibrant Group, Ltd.                                                1,871,915        458,215       0.0%
    Vicom, Ltd.                                                          116,600        528,343       0.0%
#   Wee Hur Holdings, Ltd.                                             2,670,400        526,125       0.0%
#   Wheelock Properties Singapore, Ltd.                                1,205,900      1,391,725       0.1%
#   Wing Tai Holdings, Ltd.                                            2,762,267      3,844,956       0.3%
    Yeo Hiap Seng, Ltd.                                                  223,731        215,482       0.0%
    YHI International, Ltd.                                              574,500        147,172       0.0%
*   Yongnam Holdings, Ltd.                                             1,984,800        514,894       0.0%
    Zhongmin Baihui Retail Group, Ltd.                                    26,900         29,149       0.0%
                                                                                 --------------      ----
TOTAL SINGAPORE                                                                     142,097,403      10.3%
                                                                                 --------------      ----
TOTAL COMMON STOCKS                                                               1,376,724,564      99.5%
                                                                                 --------------      ----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Alkane Resources, Ltd. Rights 5/23/16                                243,943            927       0.0%
*   Centrebet International, Ltd. Claim Units Rights                      81,336             --       0.0%
*   Centrebet International, Ltd. Litigation Rights                       81,336             --       0.0%
*   Cudeco, Ltd. Rights 5/3/16                                            96,973             --       0.0%
                                                                                 --------------      ----
TOTAL AUSTRALIA                                                                             927       0.0%
                                                                                 --------------      ----

HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 4/24/17                            17,802          3,213       0.0%
*   China Billion Resources, Ltd. Rights 5/16/16                       4,876,000             --       0.0%
*   Enviro Energy International Holdings, Ltd. Warrants 11/17/16       1,171,800             --       0.0%
*   Glorious Sun Enterprises, Ltd. Rights 5/9/16                       1,312,000         15,223       0.0%
*   Grande Holdings, Ltd. (The) Rights 4/29/16                         2,205,000             --       0.0%
*   International Standard Resources Holdings, Ltd. Warrants 11/30/16  3,015,250         21,768       0.0%
                                                                                 --------------      ----
TOTAL HONG KONG                                                                          40,204       0.0%
                                                                                 --------------      ----
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 4/24/20                              1,024,692        121,910       0.0%
                                                                                 --------------      ----
TOTAL RIGHTS/WARRANTS                                                                   163,041       0.0%
                                                                                 --------------      ----
TOTAL INVESTMENT SECURITIES                                                       1,376,887,605

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      VALUE+
                                                                  --------------
  SECURITIES LENDING COLLATERAL -- (17.4%)
  (S)@ DFA Short Term Investment Fund                  25,081,467    290,192,573  21.0%
                                                                  -------------- -----
  TOTAL INVESTMENTS -- (100.0%) (Cost $1,765,062,043)             $1,667,080,178 120.5%
                                                                  ============== =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                               -------- --------------  ------- --------------
Common Stocks
   Australia                   $     63 $  738,919,036    --    $  738,919,099
   China                             --      1,460,263    --         1,460,263
   Hong Kong                    872,561    341,381,001    --       342,253,562
   New Zealand                       --    151,994,237    --       151,994,237
   Singapore                         --    142,097,403    --       142,097,403
Rights/Warrants
   Australia                         --            927    --               927
   Hong Kong                         --         40,204    --            40,204
   Singapore                         --        121,910    --           121,910
Securities Lending Collateral        --    290,192,573    --       290,192,573
Forward Currency Contracts**         --           (415)   --              (415)
                               -------- --------------    --    --------------
TOTAL                          $872,624 $1,666,207,139    --    $1,667,079,763
                               ======== ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (24.2%)
    4imprint Group P.L.C.                       95,741 $ 1,844,044       0.1%
    888 Holdings P.L.C.                        891,140   2,814,499       0.2%
    AA P.L.C.                                  686,028   2,796,368       0.2%
    B&M European Value Retail SA               925,440   3,755,570       0.2%
    Barratt Developments P.L.C.                180,188   1,403,195       0.1%
    Bellway P.L.C.                             634,613  22,723,742       1.3%
    Berkeley Group Holdings P.L.C.             350,391  15,354,310       0.9%
    Bloomsbury Publishing P.L.C.               274,093     621,958       0.0%
    Bovis Homes Group P.L.C.                   738,776   9,428,686       0.5%
    Card Factory P.L.C.                        166,519     886,732       0.0%
*   Carpetright P.L.C.                          82,608     366,416       0.0%
    Centaur Media P.L.C.                       537,905     417,356       0.0%
    Cineworld Group P.L.C.                   1,171,913   8,874,223       0.5%
    Connect Group P.L.C.                     1,254,274   2,838,420       0.2%
    Crest Nicholson Holdings P.L.C.            751,712   5,736,259       0.3%
    Creston P.L.C.                              22,394      34,351       0.0%
    Daily Mail & General Trust P.L.C.        1,271,481  12,991,119       0.7%
    Darty P.L.C.                             1,332,051   3,276,401       0.2%
    Debenhams P.L.C.                         6,544,475   7,516,002       0.4%
    Dignity P.L.C.                             249,726   8,921,815       0.5%
    Domino's Pizza Group P.L.C.                845,611  11,368,947       0.6%
    Dunelm Group P.L.C.                        358,865   4,633,935       0.3%
*   Enterprise Inns P.L.C.                   2,861,188   3,629,019       0.2%
    Entertainment One, Ltd.                    525,999   1,423,946       0.1%
    Euromoney Institutional Investor P.L.C.    282,895   3,981,331       0.2%
*   Findel P.L.C.                              303,005     752,985       0.0%
*   Forminster P.L.C.                           43,333          --       0.0%
    Fuller Smith & Turner P.L.C. Class A       134,418   2,037,054       0.1%
*   Future P.L.C.                            1,301,863     163,920       0.0%
    Games Workshop Group P.L.C.                 98,402     677,164       0.0%
    Greene King P.L.C.                       1,786,209  21,377,373       1.2%
    GVC Holdings P.L.C.                        655,163   5,186,823       0.3%
    Halfords Group P.L.C.                    1,080,557   6,668,019       0.4%
    Headlam Group P.L.C.                       375,573   2,635,523       0.1%
    Henry Boot P.L.C.                          417,992   1,245,699       0.1%
    Home Retail Group P.L.C.                 3,986,671   9,951,089       0.6%
*   Hornby P.L.C.                                8,354       4,235       0.0%
    Howden Joinery Group P.L.C.              3,165,528  22,898,154       1.3%
    Huntsworth P.L.C.                          938,084     588,635       0.0%
    Inchcape P.L.C.                          2,190,976  21,732,306       1.2%
    Informa P.L.C.                           3,309,192  31,703,441       1.8%
    ITE Group P.L.C.                         1,347,357   3,052,097       0.2%
#   J D Wetherspoon P.L.C.                     459,179   4,449,919       0.2%
    JD Sports Fashion P.L.C.                   465,078   8,498,229       0.5%
    John Menzies P.L.C.                        297,070   2,160,395       0.1%
*   Johnston Press P.L.C.                       20,800      12,462       0.0%
    Ladbrokes P.L.C.                         5,357,119   9,191,191       0.5%
    Laura Ashley Holdings P.L.C.             1,465,488     524,329       0.0%
    Lookers P.L.C.                           1,889,052   3,849,943       0.2%
    Marston's P.L.C.                         3,319,120   6,972,886       0.4%
    Millennium & Copthorne Hotels P.L.C.     1,000,376   6,734,287       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED



                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
  Consumer Discretionary -- (Continued)
  Mitchells & Butlers P.L.C.            1,003,645 $  3,941,290       0.2%
      MJ Gleeson P.L.C.                   189,171    1,550,955       0.1%
  *   Mothercare P.L.C.                   596,178    1,062,757       0.1%
      N Brown Group P.L.C.                869,150    3,407,166       0.2%
  #*  Ocado Group P.L.C.                2,072,450    8,968,199       0.5%
      Paddy Power Betfair P.L.C.           87,973   11,770,611       0.7%
      Pendragon P.L.C.                  5,409,636    2,689,887       0.1%
      Pets at Home Group P.L.C.           692,122    2,455,668       0.1%
      Photo-Me International P.L.C.       795,338    1,938,327       0.1%
      Poundland Group P.L.C.              548,303    1,379,831       0.1%
  *   Punch Taverns P.L.C.                133,442      220,337       0.0%
      Rank Group P.L.C.                   312,111    1,099,545       0.1%
      Redrow P.L.C.                     1,390,578    7,787,535       0.4%
      Restaurant Group P.L.C. (The)       977,184    3,932,125       0.2%
  *   Sportech P.L.C.                     371,065      352,181       0.0%
      SSP Group P.L.C.                    351,414    1,478,135       0.1%
      STV Group P.L.C.                      4,868       27,847       0.0%
      SuperGroup P.L.C.                   239,090    4,262,606       0.2%
      Ted Baker P.L.C.                    149,410    5,206,124       0.3%
  *   Thomas Cook Group P.L.C.          6,943,222    8,977,385       0.5%
      Topps Tiles P.L.C.                  916,897    1,821,667       0.1%
      Tribal Group P.L.C.                 302,158      198,537       0.0%
      Trinity Mirror P.L.C.             1,631,721    2,696,250       0.2%
      UBM P.L.C.                        2,115,221   17,623,332       1.0%
      Vitec Group P.L.C. (The)            159,205    1,271,282       0.1%
      WH Smith P.L.C.                     680,498   16,670,851       0.9%
      William Hill P.L.C.               4,105,574   18,796,616       1.0%
      Wilmington P.L.C.                   334,384    1,250,398       0.1%
      Wireless Group P.L.C.               322,510      852,284       0.0%
                                                  ------------      ----
  Total Consumer Discretionary                     444,396,530      24.7%
                                                  ------------      ----
  Consumer Staples -- (5.6%)
      A.G. Barr P.L.C.                    417,894    3,416,717       0.2%
      Anglo-Eastern Plantations P.L.C.    104,452      771,203       0.0%
      Booker Group P.L.C.               7,505,064   17,796,981       1.0%
      Britvic P.L.C.                    1,120,971   11,548,616       0.6%
      Cranswick P.L.C.                    263,709    8,633,617       0.5%
      Dairy Crest Group P.L.C.            743,682    6,140,574       0.3%
      Devro P.L.C.                        930,843    3,796,797       0.2%
      Greencore Group P.L.C.            2,050,312   10,819,881       0.6%
      Greggs P.L.C.                       539,599    8,161,847       0.5%
      Hilton Food Group P.L.C.             24,794      204,135       0.0%
      McBride P.L.C.                      860,692    1,953,556       0.1%
      McColl's Retail Group P.L.C.         12,698       29,630       0.0%
  *   Premier Foods P.L.C.              3,975,693    2,270,551       0.1%
  #   PZ Cussons P.L.C.                 1,342,993    6,329,307       0.4%
  #   REA Holdings P.L.C.                  50,639      228,931       0.0%
      Stock Spirits Group P.L.C.          488,048    1,150,518       0.1%
      Tate & Lyle P.L.C.                2,291,490   19,728,657       1.1%
                                                  ------------      ----
  Total Consumer Staples                           102,981,518       5.7%
                                                  ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
Energy -- (4.5%)
#   Afren P.L.C.                             5,446,344 $     1,631       0.0%
    Amec Foster Wheeler P.L.C.               1,933,881  14,013,409       0.8%
    Anglo Pacific Group P.L.C.                 578,701     638,854       0.0%
*   Cairn Energy P.L.C.                      2,794,636   9,162,593       0.5%
#*  EnQuest P.L.C.                           3,295,344   1,938,064       0.1%
*   Fortune Oil CVR                          6,238,485          --       0.0%
    Gulf Marine Services P.L.C.                 31,549      22,617       0.0%
    Hunting P.L.C.                             662,594   3,561,369       0.2%
    James Fisher & Sons P.L.C.                 238,889   4,937,898       0.3%
    John Wood Group P.L.C.                   1,820,460  16,653,701       0.9%
*   Lamprell P.L.C.                          1,281,770   1,626,052       0.1%
*   Ophir Energy P.L.C.                      1,943,628   2,148,356       0.1%
    Petrofac, Ltd.                           1,141,776  14,146,026       0.8%
*   Premier Oil P.L.C.                       2,339,312   2,531,227       0.2%
    Soco International P.L.C.                  966,138   2,092,189       0.1%
    Stobart Group, Ltd.                        764,861   1,152,606       0.1%
*   Tullow Oil P.L.C.                        1,839,693   7,559,767       0.4%
                                                       -----------       ---
Total Energy                                            82,186,359       4.6%
                                                       -----------       ---
Financials -- (15.2%)
    Aberdeen Asset Management P.L.C.         1,062,735   4,649,292       0.3%
    Arrow Global Group P.L.C.                  403,359   1,515,487       0.1%
#   Ashmore Group P.L.C.                     1,737,896   7,810,199       0.4%
    Beazley P.L.C.                           2,740,810  13,063,536       0.7%
    BGEO Group P.L.C.                          150,919   5,057,176       0.3%
    Brewin Dolphin Holdings P.L.C.           1,510,826   6,055,622       0.3%
    Capital & Counties Properties P.L.C.     1,739,772   9,001,402       0.5%
    Charles Stanley Group P.L.C.               122,025     556,401       0.0%
    Charles Taylor P.L.C.                      192,071     736,680       0.0%
    Chesnara P.L.C.                            585,048   2,609,238       0.1%
    Close Brothers Group P.L.C.                722,784  12,818,372       0.7%
*   CLS Holdings P.L.C.                          3,014      69,626       0.0%
    Countrywide P.L.C.                         594,599   3,091,441       0.2%
    Daejan Holdings P.L.C.                      32,667   2,682,562       0.2%
    esure Group P.L.C.                         822,173   3,228,920       0.2%
    Foxtons Group P.L.C.                       666,089   1,406,032       0.1%
    Grainger P.L.C.                            379,744   1,235,359       0.1%
#   Hansard Global P.L.C.                       16,468      26,040       0.0%
*   Harworth Group P.L.C.                      306,801      45,951       0.0%
    Helical Bar P.L.C.                         630,825   3,540,137       0.2%
    Henderson Group P.L.C.                   5,474,341  20,493,952       1.1%
    Hiscox, Ltd.                             1,480,745  19,517,311       1.1%
    ICAP P.L.C.                              2,606,844  17,871,842       1.0%
    IG Group Holdings P.L.C.                 1,792,534  20,280,929       1.1%
*   Industrial & Commercial Holdings P.L.C.      5,000          --       0.0%
    Intermediate Capital Group P.L.C.          972,972   8,746,792       0.5%
    International Personal Finance P.L.C.      724,581   2,833,769       0.2%
*   IP Group P.L.C.                          1,406,086   3,534,601       0.2%
    Jardine Lloyd Thompson Group P.L.C.        619,442   7,843,591       0.4%
    JRP Group P.L.C.                           204,740     411,844       0.0%
    Jupiter Fund Management P.L.C.           1,855,025  11,435,970       0.6%
    Lancashire Holdings, Ltd.                1,084,204   8,714,640       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
 Financials -- (Continued)
     LSL Property Services P.L.C.          328,694 $  1,416,208       0.1%
     Man Group P.L.C.                    7,936,721   17,166,966       1.0%
     Novae Group P.L.C.                    310,612    3,636,938       0.2%
     OneSavings Bank P.L.C.                122,755      514,414       0.0%
     Paragon Group of Cos. P.L.C. (The)    432,309    1,879,810       0.1%
     Phoenix Group Holdings              1,073,440   13,506,771       0.8%
     Rathbone Brothers P.L.C.              171,584    5,102,824       0.3%
 *   Raven Russia, Ltd.                  1,086,511      516,623       0.0%
     S&U P.L.C.                             20,417      635,327       0.0%
     Saga P.L.C.                           720,661    2,208,575       0.1%
     Savills P.L.C.                        686,012    7,440,761       0.4%
     St. Modwen Properties P.L.C.        1,015,579    4,544,048       0.3%
     Tullett Prebon P.L.C.               1,214,381    6,020,449       0.3%
     U & I Group P.L.C.                    624,657    1,816,298       0.1%
     UNITE Group P.L.C. (The)            1,189,599   11,000,266       0.6%
     Virgin Money Holdings UK P.L.C.       206,735    1,105,314       0.1%
 *   Waterloo Investment Holdings, Ltd.      5,979          612       0.0%
                                                   ------------      ----
 Total Financials                                   279,396,918      15.5%
                                                   ------------      ----
 Health Care -- (2.9%)
 #*  Alizyme P.L.C.                        660,805           --       0.0%
     Bioquell P.L.C.                        90,893      227,054       0.0%
 #*  BTG P.L.C.                          1,430,962   12,406,159       0.7%
     Cambian Group P.L.C.                   63,163       56,414       0.0%
 #*  Circassia Pharmaceuticals P.L.C.      134,445      529,715       0.0%
     Consort Medical P.L.C.                238,317    3,443,946       0.2%
     Dechra Pharmaceuticals P.L.C.         428,975    6,939,288       0.4%
     Genus P.L.C.                          291,166    6,391,492       0.4%
     Indivior P.L.C.                     1,882,074    4,432,064       0.2%
 *   Skyepharma P.L.C.                     322,164    2,207,367       0.1%
     Spire Healthcare Group P.L.C.         196,286      941,242       0.1%
     UDG Healthcare P.L.C.               1,186,662   10,627,549       0.6%
 *   Vectura Group P.L.C.                1,990,316    5,002,510       0.3%
                                                   ------------      ----
 Total Health Care                                   53,204,800       3.0%
                                                   ------------      ----
 Industrials -- (23.8%)
     Aggreko P.L.C.                        588,719    9,370,893       0.5%
     Air Partner P.L.C.                     40,969      258,917       0.0%
     Alumasc Group P.L.C. (The)            120,110      297,413       0.0%
     Avon Rubber P.L.C.                    101,804    1,104,090       0.1%
 *   Balfour Beatty P.L.C.               3,549,781   12,403,455       0.7%
     BBA Aviation P.L.C.                 5,623,297   16,465,969       0.9%
     Berendsen P.L.C.                      823,219   14,223,318       0.8%
     Bodycote P.L.C.                     1,121,708    9,792,143       0.5%
     Braemar Shipping Services P.L.C.       84,411      556,342       0.0%
 #   Brammer P.L.C.                        618,328    1,576,650       0.1%
     Cape P.L.C.                           655,560    2,204,818       0.1%
 #   Carillion P.L.C.                    2,315,551    9,966,493       0.6%
     Carr's Group P.L.C.                   343,111      739,697       0.0%
     Castings P.L.C.                       157,187    1,136,837       0.1%
     Chemring Group P.L.C.               1,639,093    3,425,052       0.2%
     Clarkson P.L.C.                        73,839    2,578,774       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
 Industrials -- (Continued)
     Cobham P.L.C.                       5,276,532 $11,904,933       0.7%
     Communisis P.L.C.                   1,025,909     637,712       0.0%
     Costain Group P.L.C.                  408,045   1,875,106       0.1%
     DCC P.L.C.                            151,417  13,429,949       0.7%
     De La Rue P.L.C.                      512,292   3,631,520       0.2%
 #*  Dialight P.L.C.                       103,553     858,821       0.1%
     Diploma P.L.C.                        579,262   6,198,345       0.3%
     Fenner P.L.C.                       1,016,768   2,139,652       0.1%
 *   Firstgroup P.L.C.                   5,943,374   8,686,997       0.5%
 *   Flybe Group P.L.C.                    320,823     276,023       0.0%
     G4S P.L.C.                          1,622,280   4,473,466       0.3%
     Galliford Try P.L.C.                  397,924   7,438,728       0.4%
     Go-Ahead Group P.L.C.                 220,066   8,241,818       0.5%
     Goodwin P.L.C.                            383      11,671       0.0%
     Grafton Group P.L.C.                  951,619   9,622,375       0.5%
     Harvey Nash Group P.L.C.               46,693      49,140       0.0%
     Hays P.L.C.                         6,566,676  12,320,222       0.7%
     Hogg Robinson Group P.L.C.            134,014     134,028       0.0%
     HomeServe P.L.C.                    1,369,369   8,298,580       0.5%
     IMI P.L.C.                            973,182  13,317,848       0.7%
     Interserve P.L.C.                     758,481   4,739,585       0.3%
     John Laing Group P.L.C.                78,243     242,865       0.0%
     Keller Group P.L.C.                   371,761   4,798,452       0.3%
     Kier Group P.L.C.                     438,069   7,627,224       0.4%
     Lavendon Group P.L.C.                 812,054   1,646,210       0.1%
     Management Consulting Group P.L.C.  1,467,589     348,218       0.0%
     Mears Group P.L.C.                    544,440   3,165,979       0.2%
     Meggitt P.L.C.                      1,816,080  10,918,916       0.6%
     Melrose Industries P.L.C.             786,721   4,298,572       0.2%
     Michael Page International P.L.C.   1,368,971   8,148,591       0.5%
     Mitie Group P.L.C.                  1,849,555   7,345,138       0.4%
     Morgan Advanced Materials P.L.C.    1,484,937   5,126,675       0.3%
     Morgan Sindall Group P.L.C.           191,927   2,252,244       0.1%
     National Express Group P.L.C.       2,195,042  10,424,252       0.6%
     Norcros P.L.C.                         27,976      72,109       0.0%
     Northgate P.L.C.                      698,430   4,121,884       0.2%
     PayPoint P.L.C.                       246,900   3,042,523       0.2%
     Polypipe Group P.L.C.                 179,995     771,722       0.0%
     QinetiQ Group P.L.C.                3,243,810  10,623,744       0.6%
     Regus P.L.C.                        3,349,423  14,331,210       0.8%
 *   Renold P.L.C.                         193,435     118,687       0.0%
     Rentokil Initial P.L.C.             8,861,710  22,836,352       1.3%
     Ricardo P.L.C.                        271,798   3,225,285       0.2%
     Robert Walters P.L.C.                 381,498   1,856,295       0.1%
     Rotork P.L.C.                       3,621,656   9,907,880       0.6%
     RPS Group P.L.C.                    1,241,176   3,163,278       0.2%
     Senior P.L.C.                       2,105,362   6,715,670       0.4%
 *   Serco Group P.L.C.                    341,883     480,954       0.0%
     Severfield P.L.C.                   1,262,597     963,140       0.1%
     Shanks Group P.L.C.                 2,388,845   2,800,315       0.2%
     SIG P.L.C.                          3,113,733   6,174,053       0.3%
     Speedy Hire P.L.C.                  2,785,594   1,497,409       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                    PERCENTAGE
                                                                      OF NET
                                              SHARES     VALUE++     ASSETS**
                                             --------- ------------ ----------
  Industrials -- (Continued)
      Spirax-Sarco Engineering P.L.C.          355,118 $ 17,742,816     1.0%
      St. Ives P.L.C.                          654,912    1,074,598     0.1%
      Stagecoach Group P.L.C.                2,052,864    7,729,819     0.4%
      Sthree P.L.C.                            407,731    2,027,059     0.1%
      T Clarke P.L.C.                          147,457      181,013     0.0%
      Tarsus Group P.L.C.                      207,820      800,534     0.0%
      Trifast P.L.C.                           447,201      887,299     0.1%
      Tyman P.L.C.                             113,806      483,932     0.0%
  #   UK Mail Group P.L.C.                     189,686      812,787     0.0%
      Ultra Electronics Holdings P.L.C.        365,324    9,433,882     0.5%
      Vesuvius P.L.C.                        1,374,189    6,478,843     0.4%
  *   Volex P.L.C.                             307,047      146,800     0.0%
      Vp P.L.C.                                160,962    1,695,750     0.1%
      Weir Group P.L.C. (The)                  570,171   10,015,416     0.6%
  *   Wincanton P.L.C.                         612,048    1,499,201     0.1%
  *   Wizz Air Holdings P.L.C.                   9,364      257,890     0.0%
      WS Atkins P.L.C.                         502,623    9,807,807     0.5%
      XP Power, Ltd.                            74,988    1,840,268     0.1%
                                                       ------------    ----
  Total Industrials                                     436,348,940    24.3%
                                                       ------------    ----
  Information Technology -- (9.5%)
      Acal P.L.C.                              202,289      778,972     0.1%
      AVEVA Group P.L.C.                       322,264    7,589,183     0.4%
      Computacenter P.L.C.                     389,033    4,745,623     0.3%
      E2V Technologies P.L.C.                  798,868    2,485,196     0.1%
      Electrocomponents P.L.C.               2,369,706    8,946,891     0.5%
      FDM Group Holdings P.L.C.                  4,973       40,232     0.0%
      Fidessa Group P.L.C.                     170,433    5,941,743     0.3%
      Halma P.L.C.                           1,951,180   25,464,562     1.4%
  #*  Imagination Technologies Group P.L.C.  1,293,437    2,946,272     0.2%
      Laird P.L.C.                           1,454,587    7,404,999     0.4%
      Micro Focus International P.L.C.         637,349   14,255,898     0.8%
      Moneysupermarket.com Group P.L.C.      2,068,485    9,501,835     0.5%
      NCC Group P.L.C.                         745,824    2,847,373     0.2%
      Oxford Instruments P.L.C.                210,872    2,033,823     0.1%
  *   Paysafe Group P.L.C.                     358,952    2,002,746     0.1%
      Playtech P.L.C.                          960,141   11,306,981     0.6%
      Premier Farnell P.L.C.                 1,988,181    3,528,461     0.2%
      Renishaw P.L.C.                          171,571    4,752,719     0.3%
      Rightmove P.L.C.                         477,301   26,974,776     1.5%
      RM P.L.C.                                318,504      636,364     0.0%
      SDL P.L.C.                               388,032    2,299,154     0.1%
      Sepura P.L.C.                            322,176      334,511     0.0%
      Spectris P.L.C.                          573,376   15,297,327     0.9%
      Spirent Communications P.L.C.          2,870,632    3,292,918     0.2%
      TT Electronics P.L.C.                    828,017    1,876,546     0.1%
      Xaar P.L.C.                              369,039    2,613,894     0.2%
  *   Xchanging P.L.C.                       1,317,646    3,641,052     0.2%
      Zoopla Property Group P.L.C.              67,419      290,778     0.0%
                                                       ------------    ----
  Total Information Technology                          173,830,829     9.7%
                                                       ------------    ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                    ---------- -------------- ---------------
Materials -- (7.7%)
         Acacia Mining P.L.C.                          753,040 $    3,865,461        0.2%
         British Polythene Industries P.L.C.           135,206      1,383,780        0.1%
         Carclo P.L.C.                                 213,640        463,877        0.0%
         Centamin P.L.C.                             5,929,854     10,486,329        0.6%
         Croda International P.L.C.                    335,389     14,774,736        0.8%
         DS Smith P.L.C.                             4,938,232     27,541,954        1.5%
         Elementis P.L.C.                            2,298,950      7,254,753        0.4%
         Essentra P.L.C.                             1,251,793     14,887,331        0.8%
*        Evraz P.L.C.                                1,345,685      2,794,097        0.2%
         Ferrexpo P.L.C.                               820,068        450,518        0.0%
         Gem Diamonds, Ltd.                            553,189      1,097,305        0.1%
         Hill & Smith Holdings P.L.C.                  414,294      5,652,640        0.3%
*        Hochschild Mining P.L.C.                    1,157,189      2,642,086        0.1%
*        KAZ Minerals P.L.C.                         1,271,344      3,187,336        0.2%
         Low & Bonar P.L.C.                          1,119,286      1,013,517        0.1%
         Marshalls P.L.C.                              987,153      4,630,814        0.3%
         Petra Diamonds, Ltd.                        2,122,486      3,667,106        0.2%
#*       Petropavlovsk P.L.C.                       13,998,500      1,700,110        0.1%
         Rexam P.L.C.                                   95,851        876,624        0.1%
         RPC Group P.L.C.                            1,506,799     16,079,536        0.9%
         Synthomer P.L.C.                            1,277,033      6,505,236        0.4%
#        Vedanta Resources P.L.C.                      424,917      2,622,047        0.1%
         Victrex P.L.C.                                371,614      7,619,391        0.4%
         Zotefoams P.L.C.                               93,537        384,346        0.0%
                                                               --------------      -----
Total Materials                                                   141,580,930        7.9%
                                                               --------------      -----
Telecommunication Services -- (1.9%)
         Cable & Wireless Communications P.L.C.     17,713,479     19,097,936        1.0%
         KCOM Group P.L.C.                           3,118,278      4,714,391        0.3%
#        TalkTalk Telecom Group P.L.C.               2,586,447     10,126,104        0.6%
                                                               --------------      -----
Total Telecommunication Services                                   33,938,431        1.9%
                                                               --------------      -----
Utilities -- (1.9%)
         Dee Valley Group P.L.C.                        12,109        233,991        0.0%
#        Drax Group P.L.C.                           2,006,082      9,382,072        0.5%
         Pennon Group P.L.C.                         1,817,348     21,597,022        1.2%
#        Telecom Plus P.L.C.                           275,149      3,748,044        0.2%
                                                               --------------      -----
Total Utilities                                                    34,961,129        1.9%
                                                               --------------      -----
TOTAL COMMON STOCKS                                             1,782,826,384       99.2%
                                                               --------------      -----
PREFERRED STOCKS -- (0.0%)
         McBride                                    10,328,304         15,091        0.0%
                                                               --------------      -----
TOTAL INVESTMENT SECURITIES                                     1,782,841,475
                                                               --------------
                                                                                PERCENTAGE
                                                      SHARES      VALUE+      OF NET ASSETS**
                                                    ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund                  4,423,370 $   51,178,392        2.8%
                                                               --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,541,981,444)             $1,834,019,867      102.0%
                                                               ==============      =====

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                          --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.8%)
    Agrana Beteiligungs AG                                   16,785 $  1,637,895       0.0%
    AMAG Austria Metall AG                                    3,703      136,071       0.0%
    Andritz AG                                              208,091   11,680,597       0.3%
    Atrium European Real Estate, Ltd.                       670,173    2,839,509       0.1%
    Austria Technologie & Systemtechnik AG                  154,803    2,144,081       0.1%
    BUWOG AG                                                263,308    5,543,006       0.1%
    CA Immobilien Anlagen AG                                294,597    5,627,330       0.1%
*   Conwert Immobilien Invest SE                            338,470    5,356,302       0.1%
    DO & CO AG                                               29,001    3,287,560       0.1%
    EVN AG                                                  199,009    2,387,753       0.1%
*   FACC AG                                                  15,746       90,025       0.0%
*   IMMOFINANZ AG                                         2,711,777    6,396,991       0.1%
    Josef Manner & Co. AG                                       870       49,395       0.0%
    Kapsch TrafficCom AG                                     30,685    1,055,323       0.0%
#   Lenzing AG                                               51,632    3,996,114       0.1%
#   Mayr Melnhof Karton AG                                   49,358    5,808,130       0.1%
    Oberbank AG                                              41,134    2,632,281       0.1%
    Oesterreichische Post AG                                194,685    7,608,147       0.1%
    Palfinger AG                                             76,783    2,353,725       0.1%
    POLYTEC Holding AG                                       92,160      846,749       0.0%
    Porr Ag                                                  47,954    1,518,122       0.0%
*   Raiffeisen Bank International AG                        496,713    7,951,050       0.2%
#   RHI AG                                                  137,992    2,970,081       0.1%
#   Rosenbauer International AG                              18,560    1,267,885       0.0%
    S IMMO AG                                               308,031    3,023,344       0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                52,123    3,516,917       0.1%
#   Semperit AG Holding                                      69,369    2,492,463       0.1%
    SHS Flughafen Wien AG                                    18,382    2,104,832       0.1%
    Strabag SE                                               99,312    3,121,903       0.1%
    Telekom Austria AG                                      352,144    2,209,774       0.1%
    UBM Development AG                                          314       12,727       0.0%
    UNIQA Insurance Group AG                                570,563    4,124,839       0.1%
#   Verbund AG                                              287,335    4,013,851       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe     93,982    2,120,449       0.1%
    Voestalpine AG                                           49,659    1,791,938       0.0%
    Wienerberger AG                                         552,075   10,904,409       0.2%
    Wolford AG                                               11,252      313,041       0.0%
#   Zumtobel Group AG                                       166,510    2,167,037       0.1%
                                                                    ------------       ---
TOTAL AUSTRIA                                                        127,101,646       3.1%
                                                                    ------------       ---
BELGIUM -- (3.8%)
#*  Ablynx NV                                               303,349    4,593,700       0.1%
    Ackermans & van Haaren NV                               134,383   17,517,650       0.4%
*   AGFA-Gevaert NV                                         965,465    3,838,988       0.1%
#   Atenor Group SA                                           7,383      380,467       0.0%
    Banque Nationale de Belgique                                986    3,386,300       0.1%
    Barco NV                                                 65,535    4,575,993       0.1%
    Bekaert SA                                              183,930    8,100,129       0.2%
    bpost SA                                                369,646   10,438,655       0.3%
*   Celyad SA                                                 8,628      401,530       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
BELGIUM -- (Continued)
    Cie d'Entreprises CFE                            49,147 $  4,884,883       0.1%
    Cie Immobiliere de Belgique SA                   14,788      780,118       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA        111      362,462       0.0%
    D'ieteren SA                                    131,557    5,835,632       0.2%
*   Dalenys                                          18,045      143,522       0.0%
    Deceuninck NV                                   358,205      920,030       0.0%
    Econocom Group SA                               343,333    3,705,898       0.1%
    Elia System Operator SA                         169,789    8,784,051       0.2%
    Euronav NV                                      679,242    7,481,250       0.2%
    EVS Broadcast Equipment SA                       74,156    2,514,740       0.1%
#   Exmar NV                                        174,456    1,499,073       0.0%
#   Fagron                                          127,980      935,753       0.0%
*   Galapagos NV                                    148,075    6,732,048       0.2%
    Gimv NV                                          20,571    1,143,135       0.0%
    Ion Beam Applications                           115,719    4,773,530       0.1%
    Jensen-Group NV                                  13,482      416,680       0.0%
    Kinepolis Group NV                               94,699    4,178,105       0.1%
    Lotus Bakeries                                    1,454    2,809,696       0.1%
#*  MDxHealth                                       180,487      766,189       0.0%
    Melexis NV                                      113,838    6,300,228       0.2%
*   Mobistar SA                                     167,280    3,661,238       0.1%
#*  Nyrstar NV                                    7,455,408    5,901,058       0.2%
    Ontex Group NV                                  204,456    6,271,539       0.2%
    Picanol                                          28,800    1,918,834       0.1%
    RealDolmen                                        8,137      165,920       0.0%
    RealDolmen NV                                       120            3       0.0%
    Recticel SA                                     199,901    1,304,853       0.0%
    Resilux                                           5,006      802,636       0.0%
*   Roularta Media Group NV                          10,263      291,693       0.0%
    Sioen Industries NV                              50,430    1,039,618       0.0%
    Sipef SA                                         25,871    1,473,234       0.0%
    TER Beke SA                                       2,260      283,303       0.0%
*   Tessenderlo Chemie NV                           190,301    6,549,547       0.2%
#*  ThromboGenics NV                                159,152      597,207       0.0%
#   Umicore SA                                      434,045   21,667,333       0.5%
    Van de Velde NV                                  36,017    2,528,323       0.1%
#*  Viohalco SA                                     583,796      738,924       0.0%
                                                            ------------       ---
TOTAL BELGIUM                                                173,395,698       4.3%
                                                            ------------       ---
DENMARK -- (4.3%)
    ALK-Abello A.S.                                  30,494    4,960,306       0.1%
    Alm Brand A.S.                                  468,716    3,485,519       0.1%
#   Ambu A.S. Class B                               124,859    4,305,652       0.1%
    Arkil Holding A.S. Class B                          504       87,713       0.0%
#*  Bang & Olufsen A.S.                             167,328    1,815,628       0.0%
    BankNordik P/F                                    1,753       30,506       0.0%
*   Bavarian Nordic A.S.                            143,640    5,490,772       0.1%
*   BoConcept Holding A.S. Class B                    1,682      111,309       0.0%
    Brodrene Hartmann A.S.                           13,519      546,531       0.0%
#*  D/S Norden A.S.                                 132,398    2,318,900       0.1%
    DFDS A.S.                                       156,210    6,234,252       0.2%
    Djurslands Bank A.S.                              8,970      297,309       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
DENMARK -- (Continued)
    FE Bording A.S.                            126 $     15,072       0.0%
#   FLSmidth & Co. A.S.                    260,041   10,107,772       0.3%
    Fluegger A.S. Class B                    4,198      231,930       0.0%
#*  Genmab A.S.                            217,338   32,246,608       0.8%
    GN Store Nord A.S.                     826,732   16,268,578       0.4%
*   GPV Industri A.S. Series B               2,200           --       0.0%
    Gronlandsbanken A.S.                     1,125      103,491       0.0%
#*  H Lundbeck A.S.                         69,382    2,318,258       0.1%
*   H+H International A.S. Class B          40,093      444,624       0.0%
    Harboes Bryggeri A.S. Class B           16,516      289,722       0.0%
    IC Group A.S.                           38,440    1,300,266       0.0%
#*  Jeudan A.S.                              5,970      680,309       0.0%
    Jyske Bank A.S.                        271,315   11,103,444       0.3%
    Lan & Spar Bank                          4,981      294,829       0.0%
    Matas A.S.                             112,620    2,149,148       0.1%
    NKT Holding A.S.                       121,196    6,909,913       0.2%
#   Nordjyske Bank A.S.                     36,553      527,403       0.0%
*   Parken Sport & Entertainment A.S.       33,556      322,723       0.0%
    PER Aarsleff A.S. Class B              107,320    2,965,942       0.1%
    Ringkjoebing Landbobank A.S.            23,199    4,885,647       0.1%
    Roblon A.S. Class B                      2,700       90,941       0.0%
    Rockwool International A.S. Class B     30,771    5,129,512       0.1%
    Royal Unibrew A.S.                     227,860   10,294,959       0.3%
#   RTX A.S.                                29,629      403,846       0.0%
*   Santa Fe Group A.S.                    127,806    1,230,001       0.0%
    Schouw & Co.                            71,589    4,187,443       0.1%
    SimCorp A.S.                           209,269    9,414,015       0.2%
    Solar A.S. Class B                      26,813    1,377,863       0.0%
    Spar Nord Bank A.S.                    351,498    2,869,865       0.1%
    Sydbank A.S.                           351,217    9,934,158       0.3%
    TDC A.S.                             1,261,353    6,458,469       0.2%
    Tivoli A.S.                              9,370      671,067       0.0%
*   TK Development A.S.                    608,784      632,755       0.0%
*   Topdanmark A.S.                        491,266   13,008,717       0.3%
    Tryg A.S.                               29,836      563,776       0.0%
#   United International Enterprises        10,218    1,521,757       0.0%
*   Vestjysk Bank A.S.                      53,413       74,874       0.0%
*   William Demant Holding A.S.             73,082    7,514,983       0.2%
#*  Zealand Pharma A.S.                     62,015    1,231,809       0.0%
                                                   ------------       ---
TOTAL DENMARK                                       199,460,886       4.9%
                                                   ------------       ---
FINLAND -- (5.6%)
    Ahlstrom Oyj                            46,794      421,755       0.0%
#   Aktia Bank Oyj                          65,892      661,953       0.0%
    Alandsbanken Abp Class B                21,354      368,035       0.0%
    Alma Media Oyj                          42,130      175,380       0.0%
    Amer Sports Oyj                        641,324   18,985,674       0.5%
    Apetit Oyj                              18,766      266,977       0.0%
#   Aspo Oyj                                92,762      724,588       0.0%
#   Atria Oyj                               42,958      440,760       0.0%
#*  BasWare Oyj                             43,305    1,909,976       0.0%
#   Bittium Oyj                             82,495      570,978       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       PERCENTAGE
                                SHARES     VALUE++   OF NET ASSETS**
                               --------- ----------- ---------------
FINLAND -- (Continued)
    Cargotec Oyj Class B         235,592 $ 8,916,969       0.2%
    Caverion Corp.               522,975   3,838,251       0.1%
    Citycon Oyj                2,156,160   5,467,045       0.1%
    Comptel Oyj                326,527   617,809          0.0%
    Cramo Oyj                    181,445   3,635,917       0.1%
    Digia Oyj                     48,912     412,383       0.0%
    Elisa Oyj                    734,075  27,448,502       0.7%
#   F-Secure Oyj                 524,454   1,538,577       0.0%
*   Finnair Oyj                  450,180   2,680,924       0.1%
    Fiskars Oyj Abp              190,312   3,694,624       0.1%
*   GeoSentric Oyj               244,900          --       0.0%
*   Glaston Oyj Abp               46,084      20,631       0.0%
    HKScan Oyj Class A           172,657     623,035       0.0%
#   Huhtamaki Oyj                467,536  18,390,549       0.5%
    Ilkka-Yhtyma Oyj              61,503     147,352       0.0%
    Kemira Oyj                   637,200   7,731,162       0.2%
    Kesko Oyj Class A              3,015     120,656       0.0%
    Kesko Oyj Class B            345,206  13,807,712       0.3%
#   Konecranes Oyj               262,339   6,024,138       0.2%
    Lassila & Tikanoja Oyj       171,857   2,990,493       0.1%
    Lemminkainen Oyj              30,098     461,563       0.0%
    Metsa Board Oyj            1,498,878   9,423,739       0.2%
    Metso Oyj                    435,774  10,496,636       0.3%
#   Munksjo Oyj                   24,345     277,682       0.0%
    Neste Oyj                     66,182   2,120,771       0.1%
    Nokian Renkaat Oyj           623,433  23,027,091       0.6%
    Okmetic Oyj                   66,625     697,632       0.0%
    Olvi Oyj Class A              68,749   1,911,091       0.1%
    Oriola-KD Oyj Class A          6,054      30,202       0.0%
    Oriola-KD Oyj Class B        628,439   3,110,046       0.1%
#   Orion Oyj Class A            126,645   4,357,595       0.1%
    Orion Oyj Class B            420,544  14,687,385       0.4%
#*  Outokumpu Oyj              3,022,031  12,720,816       0.3%
#*  Outotec Oyj                   44,017     175,602       0.0%
#   PKC Group Oyj                115,436   2,077,615       0.1%
    Ponsse Oy                     45,516   1,163,991       0.0%
*   Poyry Oyj                    188,253     733,496       0.0%
    Raisio Oyj Class V           548,453   2,704,988       0.1%
    Ramirent Oyj                 336,343   2,352,594       0.1%
    Rapala VMC Oyj               109,543     545,324       0.0%
#   Revenio Group Oyj             23,248     687,257       0.0%
    Saga Furs Oyj                    368       6,346       0.0%
#   Sanoma Oyj                   754,064   3,691,190       0.1%
    Sponda Oyj                   337,682   1,470,507       0.0%
    SRV Group Oyj                 15,301      61,887       0.0%
*   Stockmann Oyj Abp Class A     42,474     301,572       0.0%
#*  Stockmann Oyj Abp Class B    141,026     979,203       0.0%
    Technopolis Oyj              572,771   2,473,300       0.1%
    Teleste Oyj                   46,406     448,412       0.0%
    Tieto Oyj                    295,694   7,770,311       0.2%
    Tikkurila Oyj                190,569   3,345,112       0.1%
    Uponor Oyj                   283,661   4,376,464       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              PERCENTAGE
                                      SHARES     VALUE++    OF NET ASSETS**
                                     --------- ------------ ---------------
FINLAND -- (Continued)
    Vaisala Oyj Class A                 44,325 $  1,262,339       0.0%
    Valmet Oyj                         342,154    4,296,499       0.1%
    Viking Line Abp                     10,366      255,288       0.0%
    YIT Oyj                            107,539      734,181       0.0%
                                               ------------       ---
TOTAL FINLAND                                   257,868,532       6.4%
                                               ------------       ---
FRANCE -- (11.5%)
    ABC Arbitrage                       85,081      588,855       0.0%
#   Actia Group                         48,398      294,923       0.0%
#*  Air France-KLM                   1,111,495    9,958,037       0.3%
    Akka Technologies                   51,152    1,649,393       0.1%
    Albioma SA                          84,560    1,378,648       0.0%
    Altamir                            100,902    1,260,379       0.0%
    Alten SA                           135,328    8,355,741       0.2%
    Altran Technologies SA             771,932   11,456,927       0.3%
    April SA                            74,473    1,022,810       0.0%
#*  Archos                             111,720      231,127       0.0%
    Arkema SA                          300,862   24,013,744       0.6%
#   Assystem                            63,007    1,635,009       0.0%
    Aubay                               23,726      534,573       0.0%
    Axway Software SA                   28,746      632,926       0.0%
    Bastide le Confort Medical           8,920      185,394       0.0%
#   Beneteau SA                        193,357    2,246,474       0.1%
    BioMerieux                          71,574    9,238,178       0.2%
    Boiron SA                           38,334    3,072,780       0.1%
    Bollore SA(4572709)                 33,291      131,839       0.0%
*   Bollore SA(BZ0G303)                  2,744       10,695       0.0%
    Bonduelle SCA                       76,003    2,243,489       0.1%
#   Bourbon SA                          18,501      273,019       0.0%
    Burelle SA                           3,739    3,467,909       0.1%
    Catering International Services     14,124      229,756       0.0%
*   Cegedim SA                          23,645      648,931       0.0%
    Cegid Group SA                      26,749    1,891,684       0.1%
#*  CGG SA                           3,104,352    2,917,246       0.1%
    Chargeurs SA                        95,815      977,957       0.0%
    Cie des Alpes                       38,937      677,654       0.0%
*   Coface SA                           56,345      455,133       0.0%
    Derichebourg SA                    554,692    1,768,539       0.1%
    Devoteam SA                         26,531    1,237,417       0.0%
    Dom Security                         2,414       94,506       0.0%
#   Edenred                            843,271   16,634,039       0.4%
    Eiffage SA                         229,296   18,241,039       0.5%
    Electricite de Strasbourg SA        21,168    2,336,658       0.1%
#   Elior Group                        263,213    5,658,038       0.1%
    Elis SA                              5,498      100,984       0.0%
#*  Eramet                              28,909    1,152,401       0.0%
*   Esso SA Francaise                   14,895      674,917       0.0%
*   Etablissements Maurel et Prom      415,136    1,672,886       0.1%
    Euler Hermes Group                  56,627    5,383,291       0.1%
    Eurofins Scientific SE              47,119   17,482,363       0.4%
    Euronext NV                        171,538    7,251,234       0.2%
    Exel Industries Class A             10,330      907,096       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        PERCENTAGE
                                  SHARES    VALUE++   OF NET ASSETS**
                                  ------- ----------- ---------------
FRANCE -- (Continued)
    Faiveley Transport SA          34,183 $ 3,720,565       0.1%
    Faurecia                      306,467  12,662,589       0.3%
    Fimalac                        13,741   1,543,595       0.0%
    Fleury Michon SA                5,962     411,691       0.0%
*   Futuren SA                    639,522     476,388       0.0%
*   GameLoft SE                   217,331   1,841,263       0.1%
    Gaumont SA                     13,521     719,073       0.0%
#   Gaztransport Et Technigaz SA   69,131   2,565,272       0.1%
    GEA                             2,433     214,446       0.0%
#*  GECI International             59,392      13,601       0.0%
    Gevelot SA                      3,466     485,737       0.0%
    GFI Informatique SA               868       8,420       0.0%
    GL Events                      46,718     896,075       0.0%
    Groupe Crit                    23,459   1,546,332       0.0%
*   Groupe Flo                     35,502      58,269       0.0%
*   Groupe Fnac SA                 43,883   2,531,918       0.1%
#   Groupe Gorge                   20,272     498,869       0.0%
    Groupe Open                    26,685     547,733       0.0%
    Guerbet                        33,267   2,185,123       0.1%
    Haulotte Group SA              71,617   1,117,002       0.0%
    Havas SA                      305,254   2,559,470       0.1%
    Herige SADCS                    4,147     102,093       0.0%
#*  Hipay Group SA                 24,579     292,172       0.0%
*   ID Logistics Group              1,031     124,068       0.0%
    Imerys SA                     152,734  11,279,139       0.3%
#   Interparfums SA                48,452   1,281,635       0.0%
    Ipsen SA                      170,560  10,311,871       0.3%
    IPSOS                         161,750   4,823,161       0.1%
    Jacquet Metal Service          67,512   1,003,250       0.0%
    Korian SA                     191,713   6,041,766       0.2%
    Lagardere SCA                 619,304  16,434,996       0.4%
    Lanson-BCC                      8,795     302,286       0.0%
    Laurent-Perrier                12,372   1,051,904       0.0%
*   Le Noble Age                   24,612     841,231       0.0%
    Lectra                        116,672   1,773,323       0.1%
    Linedata Services               2,607     119,303       0.0%
    LISI                           91,883   2,629,128       0.1%
    Maisons France Confort SA      15,298     717,620       0.0%
#   Manitou BF SA                  48,399     839,973       0.0%
    Manutan International          14,076     758,355       0.0%
    Mersen                        117,956   1,885,158       0.1%
#*  METabolic EXplorer SA         151,621     389,217       0.0%
    Metropole Television SA       293,607   5,569,819       0.1%
    MGI Coutier                    56,309   1,199,412       0.0%
    Mr Bricolage                   30,731     466,825       0.0%
#*  Naturex                        30,862   2,602,336       0.1%
#   Neopost SA                    173,646   4,253,745       0.1%
*   Nexans SA                     178,799   8,318,021       0.2%
    Nexity SA                     159,595   8,554,450       0.2%
#*  Nicox                          61,088     596,989       0.0%
*   NRJ Group                      71,278     729,987       0.0%
#   Oeneo SA                       97,415     806,814       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                  --------- ----------- ---------------
FRANCE -- (Continued)
#*  Onxeo SA(B04P0G6)                                               126,372 $   486,991       0.0%
#*  Onxeo SA(BPFJVR0)                                                48,958     187,724       0.0%
    Orpea                                                           167,853  13,847,723       0.4%
*   Parrot SA                                                         4,891      98,538       0.0%
*   Pierre & Vacances SA                                             25,491     999,070       0.0%
#   Plastic Omnium SA                                               318,364  10,549,579       0.3%
    PSB Industries SA                                                 8,161     448,761       0.0%
#   Rallye SA                                                       120,177   2,308,883       0.1%
#*  Recylex SA                                                       46,552     125,651       0.0%
    Remy Cointreau SA                                                22,934   1,906,932       0.1%
    Rexel SA                                                      1,044,821  15,842,176       0.4%
    Robertet SA                                                       3,063     900,811       0.0%
    Rothschild & Co.                                                 21,428     536,366       0.0%
    Rubis SCA                                                       195,671  15,285,650       0.4%
    Saft Groupe SA                                                  156,473   4,861,152       0.1%
    Samse SA                                                          8,068   1,090,490       0.0%
    Sartorius Stedim Biotech                                         17,869   6,828,666       0.2%
    Savencia SA                                                      33,142   2,200,212       0.1%
    SEB SA                                                          120,657  13,517,744       0.3%
    Seche Environnement SA                                           11,799     421,449       0.0%
#*  Sequana SA                                                      289,137     901,018       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco     60,258   2,239,618       0.1%
#*  Societe Internationale de Plantations d'Heveas SA                 7,523     305,449       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                  3,434     129,289       0.0%
    Societe pour l'Informatique Industrielle                         39,566     451,910       0.0%
#   Societe Television Francaise 1                                  621,656   7,487,759       0.2%
#*  SOITEC                                                          964,682     651,937       0.0%
#*  Solocal Group                                                   170,329   1,017,590       0.0%
#   Somfy SA                                                         21,025   7,676,868       0.2%
    Sopra Steria Group                                               74,501   8,665,983       0.2%
*   Spir Communication SA                                               452       3,622       0.0%
*   Stallergenes Greer P.L.C.                                        12,201     371,748       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                        297,158   1,221,098       0.0%
    Stef SA                                                          28,166   2,125,873       0.1%
    STMicroelectronics NV                                         1,463,195   8,996,328       0.2%
#*  Store Electronic                                                 12,202     307,398       0.0%
    Sword Group                                                      31,975     858,712       0.0%
    Synergie SA                                                      70,320   2,122,921       0.1%
    Tarkett SA                                                       34,069   1,111,424       0.0%
    Technicolor SA                                                1,482,868  10,171,382       0.3%
    Technip SA                                                       17,170   1,006,335       0.0%
    Teleperformance                                                 348,982  31,346,308       0.8%
    Tessi SA                                                          6,807   1,128,296       0.0%
#   TFF Group                                                         5,065     554,199       0.0%
#   Thermador Groupe                                                 13,179   1,204,133       0.0%
#   Total Gabon                                                       1,515     244,202       0.0%
*   Touax SA                                                          4,773      49,091       0.0%
    Trigano SA                                                       46,958   2,754,347       0.1%
*   UBISOFT Entertainment                                           521,852  15,146,787       0.4%
    Union Financiere de France BQE SA                                16,855     504,041       0.0%
#   Vallourec SA                                                    640,094   3,333,312       0.1%
#*  Valneva SE                                                      218,939     850,162       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------- ------------ ---------------
  FRANCE -- (Continued)
      Vetoquinol SA                       16,625 $    688,593       0.0%
      Vicat SA                            76,047    5,293,866       0.1%
      VIEL & Cie SA                      161,700      651,120       0.0%
  #   Vilmorin & Cie SA                   26,220    1,876,585       0.1%
      Virbac SA                           22,063    4,023,522       0.1%
      Vranken-Pommery Monopole SA         18,262      518,365       0.0%
  *   Worldline SA                         6,840      191,795       0.0%
      Zodiac Aerospace                    84,967    1,993,460       0.1%
                                                 ------------      ----
  TOTAL FRANCE                                    527,601,130      13.1%
                                                 ------------      ----
  GERMANY -- (14.3%)
      Aareal Bank AG                     409,233   14,568,747       0.4%
      Adler Modemaerkte AG                41,855      397,775       0.0%
  #*  ADLER Real Estate AG                27,317      362,068       0.0%
  *   ADVA Optical Networking SE         194,362    2,074,077       0.1%
  #*  AIXTRON SE                         396,410    1,974,500       0.1%
  *   Aligna AG                          318,087           --       0.0%
      All for One Steeb AG                   569       37,029       0.0%
      Allgeier SE                         26,260      476,041       0.0%
      Amadeus Fire AG                     29,384    2,209,026       0.1%
  *   AS Creation Tapeten                  7,109      245,264       0.0%
      Aurubis AG                         178,175    9,683,128       0.2%
  #   Axel Springer SE                   191,414   10,703,301       0.3%
      Basler AG                            3,576      198,326       0.0%
      Bauer AG                            33,835      553,169       0.0%
  #   BayWa AG(5838057)                   73,868    2,582,328       0.1%
      BayWa AG(5838068)                      124        4,606       0.0%
      Bechtle AG                          80,333    8,401,613       0.2%
  #   Bertrandt AG                        27,357    3,166,416       0.1%
      Bijou Brigitte AG                   19,236    1,241,708       0.0%
      Bilfinger SE                       168,907    7,373,199       0.2%
  #   Biotest AG                          60,306    1,153,086       0.0%
  *   BKN International AG                33,408           --       0.0%
  #   Borussia Dortmund GmbH & Co. KGaA  473,904    2,130,371       0.1%
      BRAAS Monier Building Group SA       5,502      152,954       0.0%
      CANCOM SE                           77,352    3,946,907       0.1%
      Carl Zeiss Meditec AG              160,352    5,238,134       0.1%
      CAT Oil AG                           6,474       56,811       0.0%
      CENIT AG                            50,676    1,206,561       0.0%
      CENTROTEC Sustainable AG            40,533      671,281       0.0%
      Cewe Stiftung & Co. KGAA            30,523    1,924,884       0.1%
  #   Clere AG                            16,113      491,308       0.0%
      Comdirect Bank AG                  173,523    1,976,470       0.1%
      CompuGroup Medical SE              118,345    4,650,820       0.1%
  *   Constantin Medien AG               340,089      823,911       0.0%
  *   CropEnergies AG                    114,550      565,041       0.0%
      CTS Eventim AG & Co. KGaA          216,083    7,583,412       0.2%
      Data Modul AG                       11,455      527,472       0.0%
  *   DEAG Deutsche Entertainment AG      13,697       60,927       0.0%
  #   Delticom AG                         28,981      531,764       0.0%
      Deutsche Beteiligungs AG            44,710    1,323,042       0.0%
      Deutsche EuroShop AG               141,015    6,579,443       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
GERMANY -- (Continued)
#   Deutsche Lufthansa AG                               28,830 $   448,879       0.0%
    Deutz AG                                           599,311   3,063,664       0.1%
*   Dialog Semiconductor P.L.C.                        364,163  12,700,715       0.3%
    DIC Asset AG                                       204,453   1,885,320       0.1%
    DMG Mori AG                                        308,295  14,779,471       0.4%
    Dr Hoenle AG                                        25,078     661,728       0.0%
    Draegerwerk AG & Co. KGaA                            9,114     554,705       0.0%
#   Drillisch AG                                       220,824   9,132,454       0.2%
    Duerr AG                                           133,802  10,736,120       0.3%
    Eckert & Ziegler AG                                 17,297     383,866       0.0%
    Elmos Semiconductor AG                              53,117     666,815       0.0%
    ElringKlinger AG                                   130,170   3,195,525       0.1%
*   Euromicron AG                                       32,612     295,536       0.0%
#*  Evotec AG                                        1,103,203   4,404,361       0.1%
    Fielmann AG                                        120,175   8,879,936       0.2%
*   First Sensor AG                                     19,888     241,615       0.0%
    Francotyp-Postalia Holding AG Class A               53,729     238,524       0.0%
#   Fraport AG Frankfurt Airport Services Worldwide     96,706   5,862,578       0.2%
#   Freenet AG                                         652,809  19,983,370       0.5%
    Fuchs Petrolub SE                                  152,541   5,629,344       0.1%
    Gerresheimer AG                                    201,267  15,010,802       0.4%
#   Gerry Weber International AG                        92,101   1,330,866       0.0%
    Gesco AG                                            14,489   1,210,608       0.0%
    GFK SE                                              76,236   2,971,106       0.1%
    GFT Technologies SE                                 93,571   2,300,285       0.1%
#   Grammer AG                                          79,765   3,089,986       0.1%
    Grenkeleasing AG                                    38,535   7,605,658       0.2%
*   H&R AG                                              10,743     126,857       0.0%
    Hamburger Hafen und Logistik AG                     40,251     632,038       0.0%
#*  Heidelberger Druckmaschinen AG                   1,385,127   3,130,534       0.1%
    Hella KGaA Hueck & Co.                              64,333   2,462,681       0.1%
    Highlight Communications AG                         94,846     632,073       0.0%
    Hochtief AG                                         79,951  10,271,481       0.3%
    Hornbach Baumarkt AG                                19,981     619,801       0.0%
    Hugo Boss AG                                        64,854   4,138,727       0.1%
    Indus Holding AG                                   131,598   6,715,500       0.2%
#   Init Innovation In Traffic Systems AG               23,180     377,236       0.0%
    Isra Vision AG                                      18,038   1,280,181       0.0%
    Jenoptik AG                                        237,664   3,717,941       0.1%
#   K+S AG                                             636,597  15,889,634       0.4%
*   Kampa AG                                             7,101         276       0.0%
    KION Group AG                                      256,895  14,028,397       0.4%
#   Kloeckner & Co. SE                                 555,392   6,483,285       0.2%
*   Koenig & Bauer AG                                   66,442   2,490,138       0.1%
#*  Kontron AG                                         437,004   1,443,805       0.0%
    Krones AG                                           75,044   8,571,043       0.2%
    KSB AG                                               3,466   1,232,821       0.0%
#   KUKA AG                                            137,716  13,602,370       0.3%
    KWS Saat SE                                         16,076   5,578,625       0.1%
    Lanxess AG                                         467,967  24,507,252       0.6%
    LEG Immobilien AG                                  289,571  26,861,807       0.7%
    Leifheit AG                                         12,090     775,955       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                               ------- ----------- ---------------
GERMANY -- (Continued)
#   Leoni AG                                                                   157,919 $ 5,706,939       0.1%
#   LPKF Laser & Electronics AG                                                112,621     938,121       0.0%
#*  Manz AG                                                                     17,759     747,399       0.0%
*   MasterFlex SE                                                               19,347     122,023       0.0%
*   Mediclin AG                                                                 88,966     534,958       0.0%
#*  Medigene AG                                                                 49,009     510,382       0.0%
    MLP AG                                                                     238,272     928,510       0.0%
#   MTU Aero Engines AG                                                        247,538  23,403,930       0.6%
    MVV Energie AG                                                              25,729     578,411       0.0%
    Nemetschek SE                                                              110,040   6,157,720       0.2%
#   Nexus AG                                                                    49,542     868,619       0.0%
*   Nordex SE                                                                  307,691   8,658,844       0.2%
    Norma Group SE                                                             180,888   9,339,715       0.2%
#   OHB SE                                                                      34,489     760,562       0.0%
    Osram Licht AG                                                             343,036  17,912,967       0.5%
#*  Paion AG                                                                   134,475     315,470       0.0%
*   Patrizia Immobilien AG                                                     202,336   4,692,620       0.1%
    Pfeiffer Vacuum Technology AG                                               54,190   5,836,800       0.2%
    PNE Wind AG                                                                367,537     920,938       0.0%
    Progress-Werk Oberkirch AG                                                   7,571     320,575       0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie   27,232     404,649       0.0%
#   Puma SE                                                                     10,528   2,400,719       0.1%
*   PVA TePla AG                                                                46,019     138,267       0.0%
*   QIAGEN NV                                                                  780,158  17,546,244       0.4%
#   QSC AG                                                                     313,074     486,276       0.0%
#   R Stahl AG                                                                  14,952     507,650       0.0%
    Rational AG                                                                 14,996   7,620,979       0.2%
    Rheinmetall AG                                                             223,411  17,503,624       0.4%
    RHOEN-KLINIKUM AG                                                          261,051   8,121,807       0.2%
#   RIB Software AG                                                             86,109     910,919       0.0%
#   SAF-Holland SA                                                             248,917   2,938,505       0.1%
    Salzgitter AG                                                              196,440   6,658,718       0.2%
#   Schaltbau Holding AG                                                        28,415   1,532,930       0.0%
    Schloss Wachenheim AG                                                        7,479     118,050       0.0%
*   SER Systems AG                                                               9,400          --       0.0%
#*  SGL Carbon SE                                                              290,083   3,400,000       0.1%
    SHW AG                                                                      23,927     691,514       0.0%
*   Singulus Technologies AG                                                   103,211      21,699       0.0%
    Sixt SE                                                                     80,910   4,692,600       0.1%
*   SKW Stahl-Metallurgie Holding AG                                            19,751     108,535       0.0%
#*  SMA Solar Technology AG                                                     59,062   3,143,054       0.1%
#*  SMT Scharf AG                                                               18,103     227,966       0.0%
    Softing AG                                                                  21,576     344,785       0.0%
    Software AG                                                                309,788  11,859,451       0.3%
#*  Solarworld AG                                                               13,177     120,817       0.0%
*   Stabilus SA                                                                  7,185     359,151       0.0%
    Stada Arzneimittel AG                                                      277,925  11,816,851       0.3%
    STRATEC Biomedical AG                                                       27,911   1,601,200       0.0%
#   Stroeer SE & Co KGaA                                                       116,515   5,747,820       0.2%
    Suedzucker AG                                                              431,457   7,618,685       0.2%
*   Suess MicroTec AG                                                          105,674   1,124,571       0.0%
    Surteco SE                                                                  23,681     604,273       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
GERMANY -- (Continued)
#   TAG Immobilien AG                            728,668 $  9,688,682       0.2%
    Takkt AG                                     160,610    3,356,788       0.1%
    Technotrans AG                                32,047      661,198       0.0%
    TLG Immobilien AG                             72,667    1,539,248       0.0%
#*  Tom Tailor Holding AG                        108,631      555,523       0.0%
*   Tomorrow Focus AG                            114,390      340,591       0.0%
    USU Software AG                                3,377       65,320       0.0%
    VERBIO Vereinigte BioEnergie AG              112,806    1,095,856       0.0%
#*  Vossloh AG                                    52,719    3,653,247       0.1%
#   VTG AG                                        80,128    2,488,607       0.1%
#   Wacker Chemie AG                              77,716    7,467,024       0.2%
    Wacker Neuson SE                             113,712    1,926,244       0.1%
    Washtec AG                                    16,215      657,325       0.0%
*   Wincor Nixdorf AG                            158,021    8,648,686       0.2%
#   XING AG                                       15,678    2,976,489       0.1%
    Zeal Network SE                               31,533    1,461,793       0.0%
                                                         ------------      ----
TOTAL GERMANY                                             656,891,648      16.3%
                                                         ------------      ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                            3,810           --       0.0%
*   Alysida SA                                     2,376           --       0.0%
*   Atlantic Supermarkets SA                      34,730           --       0.0%
*   Babis Vovos International Construction SA     21,073           --       0.0%
*   Balafas SA                                    15,200           --       0.0%
*   Elektroniki Athinon SA                         7,497          773       0.0%
*   Etma Rayon SA                                 11,242           --       0.0%
*   Informatics SA                                 3,778           --       0.0%
*   Ipirotiki Software & Publications SA          22,110           --       0.0%
*   Lan-Net SA                                    12,688           --       0.0%
*   Neorion Holdings SA                           14,991           --       0.0%
*   Promota Hellas SA                              8,860           --       0.0%
*   T Bank SA                                    228,007           --       0.0%
*   Themeliodomi SA                               37,422           --       0.0%
                                                         ------------      ----
TOTAL GREECE                                                      773       0.0%
                                                         ------------      ----
IRELAND -- (1.7%)
    C&C Group P.L.C.(B010DT8)                    399,607    1,807,221       0.1%
    C&C Group P.L.C.(B011Y09)                  1,077,904    4,854,404       0.1%
    Datalex P.L.C.                                47,003      158,042       0.0%
*   FBD Holdings P.L.C.                          125,728      946,602       0.0%
    Glanbia P.L.C.(0066950)                      700,613   13,298,414       0.3%
    Glanbia P.L.C.(4058629)                       83,878    1,583,206       0.0%
    IFG Group P.L.C.                             302,015      719,243       0.0%
*   Independent News & Media P.L.C.            1,593,163      292,063       0.0%
    Irish Continental Group P.L.C.(BLP5857)      361,886    2,137,227       0.1%
    Irish Continental Group P.L.C.(BLP59W1)      234,200    1,395,191       0.0%
    Kingspan Group P.L.C.                        580,389   15,295,504       0.4%
    Paddy Power Betfair P.L.C.                   142,584   19,162,586       0.5%
    Smurfit Kappa Group P.L.C.                   546,377   14,502,738       0.4%
                                                         ------------      ----
TOTAL IRELAND                                              76,152,441       1.9%
                                                         ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
ISRAEL -- (1.6%)
*   ADO Group, Ltd.                                            22,944 $  295,677       0.0%
#*  Africa Israel Investments, Ltd.                         1,160,746    491,936       0.0%
    Africa Israel Properties, Ltd.                             72,055  1,034,734       0.0%
    Africa Israel Residences, Ltd.                                594     10,536       0.0%
#*  Airport City, Ltd.                                        316,100  3,093,727       0.1%
    Albaad Massuot Yitzhak, Ltd.                                  466      4,803       0.0%
#*  Allot Communications, Ltd.                                103,066    536,635       0.0%
    Alrov Properties and Lodgings, Ltd.                        43,834    972,314       0.0%
    Amot Investments, Ltd.                                    387,692  1,409,168       0.1%
    Arad, Ltd.                                                  1,053      9,082       0.0%
    Ashtrom Properties, Ltd.                                    3,851     12,229       0.0%
*   AudioCodes, Ltd.                                          163,675    691,102       0.0%
    Avgol Industries 1953, Ltd.                               407,132    449,123       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.    380,820    316,694       0.0%
    Bayside Land Corp.                                          3,215  1,116,353       0.0%
    Big Shopping Centers, Ltd.                                 12,817    764,294       0.0%
#*  BioLine RX, Ltd.                                           59,630     57,381       0.0%
#   Blue Square Real Estate, Ltd.                              21,115    739,641       0.0%
    Brack Capital Properties NV                                 5,116    380,887       0.0%
#*  Brainsway, Ltd.                                            39,554    176,290       0.0%
*   Cellcom Israel, Ltd.                                      240,677  1,783,329       0.1%
*   Ceragon Networks, Ltd.                                     95,438    109,673       0.0%
#*  Clal Biotechnology Industries, Ltd.                       174,162    138,842       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  84,865  1,047,893       0.0%
*   Cohen Development & Industrial Buildings, Ltd.              2,564     49,470       0.0%
#*  Compugen, Ltd.                                            183,598  1,256,708       0.0%
    Delek Automotive Systems, Ltd.                            155,451  1,446,598       0.1%
#   Delta-Galil Industries, Ltd.                               45,852  1,261,759       0.0%
    Direct Insurance Financial Investments, Ltd.               60,191    460,872       0.0%
#   El Al Israel Airlines                                     803,092    657,007       0.0%
    Electra, Ltd.                                               8,000  1,048,343       0.0%
*   Elron Electronic Industries, Ltd.                          62,094    280,628       0.0%
*   Equital, Ltd.                                               7,312    125,460       0.0%
#*  Evogene, Ltd.                                              70,559    518,932       0.0%
#   First International Bank Of Israel, Ltd.                  164,901  2,089,140       0.1%
#   FMS Enterprises Migun, Ltd.                                10,489    231,050       0.0%
    Formula Systems 1985, Ltd.                                 39,602  1,269,340       0.0%
#   Fox Wizel, Ltd.                                            17,221    302,705       0.0%
    Frutarom Industries, Ltd.                                 110,103  5,725,241       0.2%
#*  Gilat Satellite Networks, Ltd.                             94,515    414,059       0.0%
    Golf & Co., Ltd.                                            8,832     11,403       0.0%
#*  Hadera Paper, Ltd.                                         10,176    289,907       0.0%
    Harel Insurance Investments & Financial Services, Ltd.    462,997  1,820,621       0.1%
    Hilan, Ltd.                                                18,062    249,124       0.0%
    IDI Insurance Co., Ltd.                                    13,660    710,830       0.0%
#   Industrial Buildings Corp., Ltd.                          475,849    459,953       0.0%
*   Israel Discount Bank, Ltd. Class A                      2,847,609  4,752,502       0.1%
    Israel Land Development Co., Ltd. (The)                    22,310    135,340       0.0%
    Ituran Location and Control, Ltd.                          10,954    233,342       0.0%
*   Jerusalem Oil Exploration                                  41,987  1,758,896       0.1%
#*  Kamada, Ltd.                                              121,949    472,668       0.0%
#*  Kenon Holdings, Ltd.                                       15,336    136,578       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                          --------- ----------- ---------------
ISRAEL -- (Continued)
    Kerur Holdings, Ltd.                                      2,133 $    39,191       0.0%
    Klil Industries, Ltd.                                       394      25,132       0.0%
    Maabarot Products, Ltd.                                  21,999     336,234       0.0%
    Magic Software Enterprises, Ltd.                         91,003     603,140       0.0%
#   Matrix IT, Ltd.                                         176,473   1,203,236       0.0%
    Maytronics, Ltd.                                        107,947     305,701       0.0%
#*  Mazor Robotics, Ltd.                                    180,104   1,097,099       0.0%
    Meitav DS Investments, Ltd.                              38,130     110,301       0.0%
#   Melisron, Ltd.                                           52,894   2,053,818       0.1%
*   Menora Mivtachim Holdings, Ltd.                         121,401   1,057,859       0.0%
    Migdal Insurance & Financial Holding, Ltd.              369,964     271,584       0.0%
#   Mivtach Shamir Holdings, Ltd.                            22,547     472,275       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                    158,384     808,159       0.0%
    Neto ME Holdings, Ltd.                                    5,411     424,519       0.0%
*   Nova Measuring Instruments, Ltd.                        111,079   1,222,917       0.0%
*   Oil Refineries, Ltd.                                  5,367,932   1,951,274       0.1%
#*  Partner Communications Co., Ltd.                        379,431   1,969,494       0.1%
    Paz Oil Co., Ltd.                                        20,754   3,239,717       0.1%
*   Perion Network, Ltd.                                     16,455      27,968       0.0%
*   Phoenix Holdings, Ltd. (The)                            270,273     698,629       0.0%
#   Plasson Industries, Ltd.                                 13,484     361,383       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     32,629   1,340,398       0.1%
    Sapiens International Corp. NV                           83,378   1,040,810       0.0%
#   Shikun & Binui, Ltd.                                    928,938   1,775,770       0.1%
    Shufersal, Ltd.                                         369,124   1,252,779       0.0%
*   Space Communication, Ltd.                                17,611     176,807       0.0%
#   Strauss Group, Ltd.                                     121,404   1,946,862       0.1%
*   Summit Real Estate Holdings, Ltd.                        58,613     310,737       0.0%
*   Tower Semiconductor, Ltd.                               228,562   2,663,516       0.1%
*   Union Bank of Israel                                    126,346     462,305       0.0%
                                                                    -----------       ---
TOTAL ISRAEL                                                         73,060,433       1.8%
                                                                    -----------       ---

ITALY -- (8.5%)
*   A.S. Roma SpA                                           100,049      51,643       0.0%
#   A2A SpA                                               6,379,077   9,117,973       0.2%
    ACEA SpA                                                277,652   4,083,980       0.1%
*   Aedes SIIQ SpA                                          691,904     337,796       0.0%
#*  Aeffe SpA                                               167,738     215,435       0.0%
#   Alerion Cleanpower SpA                                  119,152     265,071       0.0%
    Amplifon SpA                                            459,258   4,229,180       0.1%
    Anima Holding SpA                                       690,273   4,902,338       0.1%
    Ansaldo STS SpA                                         567,271   6,886,462       0.2%
*   Arnoldo Mondadori Editore SpA                           694,646     793,544       0.0%
    Ascopiave SpA                                           351,354     960,548       0.0%
#   Astaldi SpA                                             250,433   1,229,381       0.0%
*   Autogrill SpA                                           625,210   5,305,953       0.1%
    Azimut Holding SpA                                      573,550  14,477,174       0.4%
#*  Banca Carige SpA                                      1,893,751   1,553,588       0.1%
    Banca Finnat Euramerica SpA                             616,149     284,072       0.0%
    Banca Generali SpA                                      257,872   7,673,515       0.2%
    Banca IFIS SpA                                          147,336   4,223,420       0.1%
    Banca Mediolanum SpA                                    807,202   6,655,897       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
ITALY -- (Continued)
#*  Banca Monte dei Paschi di Siena SpA          1,988,429 $ 1,611,842       0.1%
    Banca Popolare dell'Emilia Romagna SC        2,548,728  14,944,638       0.4%
#*  Banca Popolare dell'Etruria e del Lazio SC   1,058,027          --       0.0%
    Banca Popolare di Milano Scarl              22,383,595  17,034,516       0.4%
    Banca Popolare di Sondrio SCARL              2,020,211   7,556,300       0.2%
#   Banca Profilo SpA                            1,221,744     317,145       0.0%
#   Banco di Desio e della Brianza SpA             224,677     633,600       0.0%
    Banco Popolare SC                            1,297,814   9,189,579       0.2%
    BasicNet SpA                                   163,532     669,882       0.0%
*   Beghelli SpA                                   403,187     183,317       0.0%
    BI Esse SpA                                     58,289     887,961       0.0%
    Brembo SpA                                     161,253   8,675,704       0.2%
#   Brunello Cucinelli SpA                          97,526   1,914,923       0.1%
    Buzzi Unicem SpA                               409,864   7,785,182       0.2%
#   Cairo Communication SpA                        130,659     728,775       0.0%
*   Caltagirone Editore SpA                          6,277       6,334       0.0%
*   Carraro SpA                                     76,764     123,402       0.0%
    Cembre SpA                                      39,007     609,526       0.0%
    Cementir Holding SpA                           325,211   1,716,913       0.1%
    Cerved Information Solutions SpA               396,222   3,194,191       0.1%
*   CIR-Compagnie Industriali Riunite SpA        1,860,505   2,320,314       0.1%
    Credito Emiliano SpA                           397,014   2,872,384       0.1%
*   Credito Valtellinese SC                      5,732,088   4,488,319       0.1%
#*  d'Amico International Shipping SA              830,428     422,696       0.0%
    Danieli & C Officine Meccaniche SpA             64,484   1,415,426       0.0%
    Datalogic SpA                                  101,262   1,844,630       0.1%
    Davide Campari-Milano SpA                    1,476,589  14,283,967       0.4%
    De' Longhi SpA                                 269,813   6,228,867       0.2%
    DeA Capital SpA                                299,369     447,706       0.0%
    DiaSorin SpA                                   105,633   6,174,922       0.2%
    Ei Towers SpA                                   85,321   5,008,701       0.1%
    El.En. SpA                                      11,798     583,703       0.0%
    Elica SpA                                        4,665      10,419       0.0%
    Engineering SpA                                 25,068   1,897,153       0.1%
    ERG SpA                                        268,637   3,502,242       0.1%
    Esprinet SpA                                   158,082   1,382,825       0.0%
*   Eurotech SpA                                    90,850     154,252       0.0%
    Falck Renewables SpA                           592,587     658,971       0.0%
*   Fincantieri SpA                                559,159     230,881       0.0%
    FinecoBank Banca Fineco SpA                    568,678   4,581,099       0.1%
    FNM SpA                                        627,039     341,619       0.0%
#*  Geox SpA                                       377,829   1,222,603       0.0%
*   Gruppo Editoriale L'Espresso SpA               381,600     408,756       0.0%
#   Gruppo MutuiOnline SpA                          99,336     827,446       0.0%
    Hera SpA                                     2,988,539   9,001,555       0.2%
#*  IMMSI SpA                                    1,202,186     601,078       0.0%
    Industria Macchine Automatiche SpA              59,958   3,499,813       0.1%
*   Intek Group SpA                              1,768,514     461,790       0.0%
    Interpump Group SpA                            353,040   5,094,774       0.1%
    Iren SpA                                     2,540,951   4,705,122       0.1%
    Italcementi SpA                                926,791  10,997,639       0.3%
    Italmobiliare SpA                               45,336   1,975,321       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
ITALY -- (Continued)
*   Juventus Football Club SpA                      1,857,497 $    544,608       0.0%
    La Doria SpA                                       54,136      788,844       0.0%
*   Landi Renzo SpA                                    49,032       28,499       0.0%
#*  Maire Tecnimont SpA                               628,389    1,912,961       0.1%
    MARR SpA                                          169,025    3,443,216       0.1%
    Mediaset SpA                                    3,479,950   15,721,235       0.4%
    Moleskine SpA                                     115,443      266,265       0.0%
    Moncler SpA                                       300,019    4,876,434       0.1%
    Nice SpA                                           71,162      205,354       0.0%
#   Parmalat SpA                                    1,492,162    4,161,705       0.1%
#   Piaggio & C SpA                                   851,089    1,891,640       0.1%
#*  Prelios SpA                                       127,326       13,054       0.0%
#   Prima Industrie SpA                                15,358      193,739       0.0%
    Prysmian SpA                                      991,595   23,459,993       0.6%
#   Recordati SpA                                     474,431   12,072,344       0.3%
*   Reno de Medici SpA                                840,050      339,460       0.0%
    Reply SpA                                          21,983    3,130,397       0.1%
#*  Retelit SpA                                       670,793      500,227       0.0%
*   Richard-Ginori 1735 SpA                             8,489           --       0.0%
#*  Rizzoli Corriere Della Sera Mediagroup SpA      1,025,850      662,191       0.0%
#   Sabaf SpA                                          25,688      301,503       0.0%
    SAES Getters SpA                                   30,068      369,468       0.0%
*   Safilo Group SpA                                  159,815    1,412,251       0.0%
#*  Saipem SpA                                     26,968,903   12,958,676       0.3%
    Salini Impregilo SpA                            1,045,957    4,587,491       0.1%
#   Salvatore Ferragamo SpA                           206,532    4,787,053       0.1%
#*  Saras SpA                                       1,268,265    2,215,261       0.1%
    SAVE SpA                                           85,250    1,314,734       0.0%
    Servizi Italia SpA                                 34,833      138,784       0.0%
#*  Snai SpA                                          117,457       96,866       0.0%
    Societa Cattolica di Assicurazioni SCRL           691,509    4,813,958       0.1%
    Societa Iniziative Autostradali e Servizi SpA     319,349    3,340,143       0.1%
*   Sogefi SpA                                        243,264      444,919       0.0%
    SOL SpA                                           161,050    1,421,047       0.0%
#   Tamburi Investment Partners SpA                   271,633      976,744       0.0%
*   Tiscali SpA                                     9,160,788      566,615       0.0%
#   Tod's SpA                                          64,208    4,448,108       0.1%
#   Trevi Finanziaria Industriale SpA                 351,628      568,108       0.0%
#   TXT e-solutions SpA                                28,342      243,758       0.0%
    Unione di Banche Italiane SpA                   1,418,008    6,027,383       0.2%
    Unipol Gruppo Finanziario SpA                   2,012,503    8,640,341       0.2%
    Vittoria Assicurazioni SpA                        121,004    1,232,673       0.0%
*   Yoox Net-A-Porter Group SpA                       280,998    8,244,723       0.2%
    Zignago Vetro SpA                                 142,878      946,957       0.0%
                                                              ------------       ---
TOTAL ITALY                                                    392,987,423       9.7%
                                                              ------------       ---
NETHERLANDS -- (4.8%)
    Aalberts Industries NV                            558,677   19,172,991       0.5%
    Accell Group                                      131,423    2,785,244       0.1%
    AFC Ajax NV                                        18,134      180,436       0.0%
    AMG Advanced Metallurgical Group NV               155,390    1,693,911       0.0%
    Amsterdam Commodities NV                           92,796    2,504,460       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                    --------- ------------ ---------------
NETHERLANDS -- (Continued)
#   APERAM SA                         270,393 $ 10,644,682       0.3%
#   Arcadis NV                        353,162    6,053,505       0.2%
#   ASM International NV              290,828   11,879,665       0.3%
*   Atag Group NV                       4,630           --       0.0%
    BE Semiconductor Industries NV    162,042    4,881,253       0.1%
    Beter Bed Holding NV               99,987    2,428,157       0.1%
    BinckBank NV                      263,185    1,550,941       0.0%
    Boskalis Westminster              240,661   10,036,292       0.3%
#   Brunel International NV           103,416    2,331,041       0.1%
    Corbion NV                        334,113    8,534,224       0.2%
#   Delta Lloyd NV                  2,607,684   13,302,812       0.3%
*   Fugro NV                          301,565    6,142,274       0.2%
#   Gemalto NV                        171,086   11,120,896       0.3%
#*  Heijmans NV                       105,501      995,207       0.0%
    Hunter Douglas NV                   8,530      429,818       0.0%
    IMCD Group NV                       5,542      224,200       0.0%
    KAS Bank NV                        80,799      840,730       0.0%
    Kendrion NV                        67,325    1,647,685       0.0%
    Koninklijke BAM Groep NV        1,401,173    6,744,501       0.2%
    Koninklijke Vopak NV              222,669   12,106,332       0.3%
    Nederland Apparatenfabriek         27,865      972,661       0.0%
*   OCI NV                            171,738    3,393,557       0.1%
#*  Ordina NV                         866,273    1,313,231       0.0%
*   PostNL NV                       2,511,108   10,991,878       0.3%
    SBM Offshore NV                   936,863   12,548,734       0.3%
    Sligro Food Group NV              132,450    5,280,541       0.1%
#   SNS Reaal NV                      705,718           --       0.0%
    Telegraaf Media Groep NV          170,034      718,572       0.0%
#   TKH Group NV                      216,865    8,574,000       0.2%
*   TNT Express NV                  2,218,089   20,135,316       0.5%
#*  TomTom NV                         575,952    5,247,403       0.1%
    USG People NV                     430,618    8,595,953       0.2%
    Van Lanschot NV                    12,581      267,234       0.0%
    Wessanen                          469,148    4,842,107       0.1%
                                              ------------       ---
TOTAL NETHERLANDS                              221,112,444       5.5%
                                              ------------       ---
NORWAY -- (1.9%)
#   ABG Sundal Collier Holding ASA  1,766,651    1,232,503       0.0%
    AF Gruppen ASA                     18,869      309,353       0.0%
#*  Akastor ASA                       917,989    1,274,803       0.0%
#   Aker ASA Class A                   87,316    1,799,937       0.1%
*   Aker Solutions ASA                 78,860      301,467       0.0%
#   American Shipping Co. ASA         196,875      672,711       0.0%
    Arendals Fossekompani A.S.             90       25,831       0.0%
#   Atea ASA                          330,693    3,102,595       0.1%
    Austevoll Seafood ASA             425,892    3,583,053       0.1%
#*  Axactor AB                      1,589,997      357,420       0.0%
    Bakkafrost P/F                    169,646    6,001,167       0.2%
#*  Biotec Pharmacon ASA              139,685      211,783       0.0%
    Bonheur ASA                        93,826      675,291       0.0%
    Borregaard ASA                    332,651    2,489,785       0.1%
    BW LPG, Ltd.                      240,508    1,445,355       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES      VALUE++   OF NET ASSETS**
                                          ----------- ----------- ---------------
NORWAY -- (Continued)
#   BW Offshore, Ltd.                       3,202,396 $   697,882       0.0%
*   Deep Sea Supply P.L.C.                    451,136      58,398       0.0%
#*  Det Norske Oljeselskap ASA                465,731   4,143,632       0.1%
#*  DNO ASA                                 1,539,886   1,769,277       0.1%
*   DOF ASA                                    83,891      44,358       0.0%
    Ekornes ASA                               111,584   1,302,498       0.0%
#*  Electromagnetic GeoServices ASA           164,483       4,683       0.0%
    Farstad Shipping ASA                       63,512     102,354       0.0%
*   Fred Olsen Energy ASA                     124,661     537,123       0.0%
    Frontline, Ltd.                            88,927     737,373       0.0%
    Ganger Rolf ASA                            56,880     326,452       0.0%
    Grieg Seafood ASA                         176,846     873,843       0.0%
#*  Hexagon Composites ASA                    344,201   1,051,395       0.0%
#   Hoegh LNG Holdings Ltd                    183,008   2,136,023       0.1%
*   Kongsberg Automotive ASA                1,995,646   1,617,181       0.1%
#   Kvaerner ASA                            1,616,475   1,603,009       0.1%
#*  Nordic Semiconductor ASA                  580,588   3,376,988       0.1%
#*  Norske Skogindustrier ASA                 709,859     196,414       0.0%
#*  Norwegian Air Shuttle ASA                 149,161   6,871,608       0.2%
*   Norwegian Property ASA                     80,190      89,612       0.0%
#   Ocean Yield ASA                            30,268     204,729       0.0%
*   Odfjell SE Class A                        134,257     532,383       0.0%
#   Olav Thon Eiendomsselskap ASA             115,054   1,985,231       0.1%
    Opera Software ASA                        514,924   4,206,559       0.1%
#   Petroleum Geo-Services ASA                545,070   1,922,044       0.1%
#*  PhotoCure ASA                              52,582     258,147       0.0%
#   Prosafe SE                              1,049,727     632,327       0.0%
#   Protector Forsikring ASA                  111,932   1,094,398       0.0%
#*  Q-Free ASA                                179,836     233,289       0.0%
#*  REC Silicon ASA                        14,281,005   3,127,276       0.1%
    Salmar ASA                                101,001   2,509,550       0.1%
#*  Seadrill, Ltd.                             50,672     243,043       0.0%
    Selvaag Bolig ASA                           8,101      26,354       0.0%
#*  Sevan Marine ASA                          124,800     304,947       0.0%
    Solstad Offshore ASA                       62,524     121,040       0.0%
#*  Songa Offshore                          4,267,071     169,124       0.0%
    SpareBank 1 SMN                           131,684     809,703       0.0%
    SpareBank 1 SR-Bank ASA                   189,181     921,651       0.0%
    Stolt-Nielsen, Ltd.                       119,555   1,581,047       0.0%
*   Storebrand ASA                             15,790      66,874       0.0%
    TGS Nopec Geophysical Co. ASA              30,710     512,354       0.0%
#   Tomra Systems ASA                         647,834   7,525,533       0.2%
#   Veidekke ASA                              383,880   5,266,886       0.1%
#   Wilh Wilhelmsen ASA                       249,256   1,329,193       0.0%
#   Wilh Wilhelmsen Holding ASA Class A        61,068   1,144,518       0.0%
    XXL ASA                                    30,580     369,058       0.0%
                                                      -----------       ---
TOTAL NORWAY                                           88,120,415       2.2%
                                                      -----------       ---
PORTUGAL -- (1.2%)
    Altri SGPS SA                             577,518   2,249,817       0.1%
*   Banco BPI SA                            2,302,313   2,885,265       0.1%
#*  Banco Comercial Portugues SA Class R  315,057,219  13,997,348       0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                      ---------- ----------- ---------------
PORTUGAL -- (Continued)
*   Banco Espirito Santo SA                            4,777,921 $        --       0.0%
    Corticeira Amorim SGPS SA                             56,497     397,367       0.0%
    CTT-Correios de Portugal SA                          466,284   4,311,852       0.1%
    EDP Renovaveis SA                                    633,543   4,938,701       0.1%
    Ibersol SGPS SA                                       20,401     239,841       0.0%
#*  Impresa SGPS SA                                      187,798      73,419       0.0%
#   Mota-Engil SGPS SA                                   604,493   1,251,551       0.0%
#   Navigator Co SA (The)                              2,010,412   7,173,991       0.2%
    NOS SGPS SA                                        1,025,253   7,350,971       0.2%
    Novabase SGPS SA                                      65,729     161,414       0.0%
#   REN--Redes Energeticas Nacionais SGPS SA           1,280,761   3,841,083       0.1%
    Semapa-Sociedade de Investimento e Gestao             38,907     493,159       0.0%
    Sonae Capital SGPS SA                                108,442      84,049       0.0%
*   Sonae Industria SGPS SA                           32,429,684     167,621       0.0%
    Sonae SGPS SA                                      4,447,452   4,939,021       0.1%
    Teixeira Duarte SA                                   710,639     185,358       0.0%
                                                                 -----------       ---
TOTAL PORTUGAL                                                    54,741,828       1.4%
                                                                 -----------       ---
SPAIN -- (5.1%)
    Acciona SA                                           137,766  11,055,926       0.3%
#   Acerinox SA                                          785,298   9,305,150       0.2%
#   Adveo Group International SA                         104,096     547,750       0.0%
    Almirall SA                                          289,516   4,766,037       0.1%
#*  Amper SA(5744228)                                  1,376,346     184,605       0.0%
#   Amper SA(BD6R4N6)                                     20,775       2,783       0.0%
    Applus Services SA                                   268,069   2,480,383       0.1%
#   Atresmedia Corp de Medios de Comunicacion SA         314,885   4,112,254       0.1%
    Azkoyen SA                                            64,022     313,001       0.0%
    Banco Popular Espanol SA                             382,461   1,042,847       0.0%
    Bankinter SA                                         298,301   2,276,871       0.1%
*   Baron de Ley                                          13,454   1,573,409       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                 410,153  13,906,596       0.4%
#*  Caja de Ahorros del Mediterraneo                     116,412          --       0.0%
#*  Cementos Portland Valderrivas SA                      68,410     477,430       0.0%
    Cia de Distribucion Integral Logista Holdings SA      94,013   2,072,875       0.1%
    Cie Automotive SA                                    249,123   4,507,684       0.1%
    Clinica Baviera SA                                     3,698      23,268       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA          8,201   2,664,206       0.1%
*   Deoleo SA                                            897,309     225,878       0.0%
#   Distribuidora Internacional de Alimentacion SA     2,594,077  14,434,384       0.4%
#   Duro Felguera SA                                     249,634     450,321       0.0%
    Ebro Foods SA                                        366,900   8,325,016       0.2%
#*  eDreams ODIGEO SA                                    248,042     677,353       0.0%
    Elecnor SA                                           191,752   1,732,630       0.0%
    Ence Energia y Celulosa SA                         1,137,185   3,290,510       0.1%
*   Ercros SA                                            747,576     529,901       0.0%
    Faes Farma SA                                      1,344,376   4,236,594       0.1%
#   Fluidra SA                                           159,343     702,304       0.0%
#*  Fomento de Construcciones y Contratas SA             948,998   8,261,031       0.2%
    Gamesa Corp. Tecnologica SA                        1,266,922  25,019,115       0.6%
    Grupo Catalana Occidente SA                          198,219   6,288,267       0.2%
#*  Grupo Ezentis SA                                     807,544     389,382       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SPAIN -- (Continued)
    Iberpapel Gestion SA                                                 36,518 $    770,775       0.0%
#*  Indra Sistemas SA                                                   564,890    6,633,780       0.2%
*   Inmobiliaria Colonial SA                                          8,392,310    6,447,198       0.2%
    Inmobiliaria del Sur SA                                               2,902       29,081       0.0%
#   Laboratorios Farmaceuticos Rovi SA                                   68,607    1,159,173       0.0%
*   Liberbank SA                                                      1,775,702    2,139,155       0.1%
#   Mediaset Espana Comunicacion SA                                     879,043   11,445,889       0.3%
#   Melia Hotels International SA                                       439,152    5,541,233       0.1%
    Miquel y Costas & Miquel SA                                          38,054    1,541,806       0.0%
*   NH Hotel Group SA                                                 1,249,728    6,032,054       0.2%
    Nmas1 Dinamia SA                                                     20,438      183,798       0.0%
#   Obrascon Huarte Lain SA                                             624,563    4,438,729       0.1%
    Papeles y Cartones de Europa SA                                     277,855    1,723,610       0.0%
*   Pescanova SA                                                         68,547           --       0.0%
*   Pharma Mar SA                                                       983,996    3,111,129       0.1%
    Prim SA                                                              39,424      398,152       0.0%
#*  Promotora de Informaciones SA Class A                               265,465    1,882,652       0.1%
#   Prosegur Cia de Seguridad SA                                      1,278,572    7,406,516       0.2%
#*  Quabit Inmobiliaria SA                                            6,377,966      278,131       0.0%
#*  Realia Business SA                                                  755,842      957,226       0.0%
#   Sacyr SA                                                          1,083,278    2,313,717       0.1%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA     75,494       36,998       0.0%
#*  Solaria Energia y Medio Ambiente SA                                 207,171      161,634       0.0%
#   Tecnicas Reunidas SA                                                162,010    5,461,145       0.1%
*   Tecnocom Telecomunicaciones y Energia SA                            146,125      253,507       0.0%
    Tubacex SA                                                          628,121    1,639,907       0.0%
#   Tubos Reunidos SA                                                   510,636      415,392       0.0%
#   Vidrala SA                                                           80,878    4,819,124       0.1%
    Viscofan SA                                                         229,641   12,900,792       0.3%
*   Vocento SA                                                          231,302      367,276       0.0%
    Zardoya Otis SA                                                     671,651    7,136,954       0.2%
                                                                                ------------       ---
TOTAL SPAIN                                                                      233,502,294       5.8%
                                                                                ------------       ---
SWEDEN -- (7.9%)
    AAK AB                                                              127,270    9,625,528       0.2%
#   Acando AB                                                           340,887      730,162       0.0%
*   AddLife AB(BYZ0FM9)                                                  68,296      863,214       0.0%
    AddLife AB(BYSZWX1)                                                  17,073      215,792       0.0%
    AddNode Group AB                                                     22,737      149,000       0.0%
#   AddTech AB Class B                                                  273,182    3,434,323       0.1%
    AF AB Class B                                                       289,822    4,971,087       0.1%
#*  Anoto Group AB                                                    2,431,411       79,720       0.0%
*   Arcam AB                                                              6,436      140,479       0.0%
*   Arise AB                                                             36,861       72,974       0.0%
#   Atrium Ljungberg AB Class B                                          95,870    1,519,838       0.0%
    Avanza Bank Holding AB                                               95,405    3,751,585       0.1%
#   Axfood AB                                                           302,491    5,608,581       0.1%
    B&B Tools AB Class B                                                112,175    2,257,334       0.1%
*   BE Group AB                                                          26,705        5,513       0.0%
#   Beijer Alma AB                                                      109,736    2,590,952       0.1%
    Beijer Electronics AB                                                53,995      327,037       0.0%
    Beijer Ref AB Class B                                                71,389    1,619,001       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE++   OF NET ASSETS**
                                       --------- ----------- ---------------
SWEDEN -- (Continued)
    Betsson AB                           443,610 $ 6,004,589       0.2%
    Bilia AB Class A                     219,410   5,254,927       0.1%
    BillerudKorsnas AB                   463,510   7,208,190       0.2%
    BioGaia AB Class B                    80,262   2,032,219       0.1%
    Biotage AB                           262,854     881,247       0.0%
    Bjorn Borg AB                         13,429      57,097       0.0%
#   Bulten AB                             78,904     753,871       0.0%
    Bure Equity AB                       316,106   2,757,060       0.1%
    Byggmax Group AB                     293,974   2,381,923       0.1%
#   Castellum AB                         752,169  12,048,649       0.3%
    Catena AB                             53,725     827,242       0.0%
    Cavotec SA                            16,457      46,895       0.0%
    Clas Ohlson AB Class B               174,360   3,520,473       0.1%
    Cloetta AB Class B                 1,128,959   3,799,820       0.1%
    Com Hem Holding AB                   131,853   1,170,317       0.0%
    Concentric AB                        205,043   2,324,136       0.1%
#   Concordia Maritime AB Class B        100,760     201,503       0.0%
    Corem Property Group AB Class B        2,296       8,099       0.0%
    Dios Fastigheter AB                  216,408   1,583,703       0.0%
*   Doro AB                              144,591   1,315,077       0.0%
    Duni AB                              203,817   2,967,979       0.1%
    Dustin Group AB                        8,569      62,704       0.0%
*   East Capital Explorer AB              47,726     362,578       0.0%
#   Elekta AB Class B                  1,531,365  11,199,258       0.3%
*   Eltel AB                              20,976     251,403       0.0%
    Enea AB                               63,008     703,613       0.0%
#*  Eniro AB                           1,790,180     159,401       0.0%
    Fabege AB                            651,224  10,875,019       0.3%
    Fagerhult AB                          61,437   1,432,411       0.0%
*   Fastighets AB Balder                 273,718   6,981,751       0.2%
    Fenix Outdoor International AG         8,198     420,230       0.0%
#*  Fingerprint Cards AB Class B          74,900   4,491,670       0.1%
    Granges AB                            50,028     369,381       0.0%
    Gunnebo AB                           149,602     824,853       0.0%
    Haldex AB                            218,762   1,854,429       0.1%
    Heba Fastighets AB Class B            42,288     580,471       0.0%
    Hemfosa Fastigheter AB               558,822   5,829,617       0.2%
    Hexpol AB                          1,036,985  10,732,168       0.3%
    HIQ International AB                 265,970   1,666,253       0.0%
    HMS Networks AB                        7,040     193,569       0.0%
    Holmen AB Class B                    264,932   9,135,514       0.2%
    Hufvudstaden AB Class A              363,811   5,645,796       0.1%
#   Indutrade AB                         125,845   7,061,108       0.2%
*   Infant Bacterial Therapeutics AB       8,026      61,467       0.0%
    Intrum Justitia AB                   385,511  13,857,731       0.4%
    Inwido AB                            112,532   1,417,719       0.0%
    ITAB Shop Concept AB Class B          11,402     354,303       0.0%
#   JM AB                                384,329  11,117,718       0.3%
    KappAhl AB                           276,407   1,148,449       0.0%
*   Karolinska Development AB Class B     90,079      81,391       0.0%
    Klovern AB Class B                 2,195,171   2,579,793       0.1%
    KNOW IT AB                            53,052     381,880       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE++   OF NET ASSETS**
                                       --------- ----------- ---------------
SWEDEN -- (Continued)
    Kungsleden AB                        790,576 $ 5,442,008       0.1%
    Lagercrantz Group AB Class B         235,329   2,175,485       0.1%
    Lindab International AB              333,403   2,656,381       0.1%
    Loomis AB Class B                    308,465   8,568,291       0.2%
*   Medivir AB Class B                   112,463     778,633       0.0%
#   Mekonomen AB                         112,051   2,850,423       0.1%
    Modern Times Group MTG AB Class B    264,332   7,936,156       0.2%
    MQ Holding AB                        165,718     825,249       0.0%
    Mycronic AB                          377,276   2,950,449       0.1%
    NCC AB Class A                         9,901     337,843       0.0%
    NCC AB Class B                       107,157   3,665,821       0.1%
    Nederman Holding AB                    4,621     111,971       0.0%
#*  Net Insight AB Class B             1,229,052     965,252       0.0%
#   NetEnt AB                            146,096   9,200,226       0.2%
#   New Wave Group AB Class B            228,803   1,055,068       0.0%
    Nibe Industrier AB Class B           367,650  12,783,663       0.3%
    Nobia AB                             644,291   7,357,708       0.2%
#   Nolato AB Class B                    135,571   3,664,529       0.1%
#   Nordnet AB Class B                   388,808   1,338,668       0.0%
    OEM International AB Class B          44,190     710,147       0.0%
#   Opus Group AB                        794,761     430,370       0.0%
*   Oriflame Holding AG                  138,456   2,787,884       0.1%
    Peab AB                              798,464   6,672,645       0.2%
#   Pricer AB Class B                    768,155     837,405       0.0%
    Proact IT Group AB                    39,943     616,756       0.0%
    Probi AB                               8,661     170,759       0.0%
#*  Qliro Group AB                       377,271     402,459       0.0%
#   Ratos AB Class B                   1,069,160   6,260,157       0.2%
*   RaySearch Laboratories AB             69,336   1,002,377       0.0%
#   Recipharm AB Class B                  52,401     878,362       0.0%
    Rezidor Hotel Group AB               404,430   1,715,185       0.1%
#   Saab AB Class B                      263,513   9,025,921       0.2%
#   Sagax AB Class B                      82,078     711,127       0.0%
#*  SAS AB                               764,131   2,189,553       0.1%
    Scandi Standard AB                   162,945   1,151,817       0.0%
#*  Seamless Distribution AB              16,641      20,032       0.0%
    Sectra AB Class B                     58,461     804,776       0.0%
#   Semcon AB                            100,425     485,995       0.0%
#*  Sensys Gatso Group AB                223,860      70,974       0.0%
    SkiStar AB                           110,113   1,527,240       0.0%
#*  SSAB AB Class A(B17H0S8)           1,028,423   4,333,074       0.1%
*   SSAB AB Class A(BPRBWK4)             189,016     803,670       0.0%
*   SSAB AB Class B(B17H3F6)             622,369   2,160,277       0.1%
*   SSAB AB Class B(BPRBWM6)             515,343   1,795,956       0.1%
#   Sweco AB Class B                     307,843   4,769,614       0.1%
    Swedol AB Class B                     37,176      86,058       0.0%
#   Systemair AB                          48,630     620,303       0.0%
    Thule Group AB (The)                  66,213     953,123       0.0%
    Transcom Worldwide AB                 35,939     280,424       0.0%
    Unibet Group P.L.C.                1,048,368  11,840,487       0.3%
    VBG Group AB Class B                     137       1,909       0.0%
#*  Victoria Park AB Class A              53,347     125,568       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              PERCENTAGE
                                       SHARES    VALUE++    OF NET ASSETS**
                                       ------- ------------ ---------------
SWEDEN -- (Continued)
    Victoria Park AB Class B           204,272 $    483,890       0.0%
    Vitrolife AB                        70,710    3,467,859       0.1%
    Wallenstam AB Class B              785,619    6,608,208       0.2%
#   Wihlborgs Fastigheter AB           333,847    6,783,130       0.2%
                                               ------------       ---
TOTAL SWEDEN                                    365,190,099       9.0%
                                               ------------       ---
SWITZERLAND -- (11.7%)
*   AFG Arbonia-Forster Holding AG     183,624    2,557,546       0.1%
    Allreal Holding AG                  59,118    8,241,300       0.2%
#   Alpiq Holding AG                    13,713      916,602       0.0%
#   ALSO Holding AG                     15,664    1,114,707       0.0%
    ams AG                             372,640    9,873,783       0.2%
    APG SGA SA                           7,581    3,181,816       0.1%
    Aryzta AG                          189,303    7,363,155       0.2%
    Ascom Holding AG                   212,982    3,490,139       0.1%
    Autoneum Holding AG                 16,300    3,892,956       0.1%
    Bachem Holding AG Class B           23,344    1,558,841       0.0%
    Baloise Holding AG                 183,625   22,761,500       0.6%
    Bank Coop AG                        30,632    1,309,059       0.0%
    Banque Cantonale de Geneve           3,968    1,212,562       0.0%
    Banque Cantonale du Jura SA          4,442      259,822       0.0%
    Banque Cantonale Vaudoise            9,876    6,819,027       0.2%
    Barry Callebaut AG                   1,514    1,781,114       0.0%
#   Basler Kantonalbank                  5,896      424,601       0.0%
    Belimo Holding AG                    2,156    6,165,426       0.2%
    Bell AG                              4,060    1,607,408       0.0%
    Bellevue Group AG                   49,926      736,263       0.0%
#   Berner Kantonalbank AG              22,478    4,608,057       0.1%
    BFW Liegenschaften AG                  620       25,797       0.0%
    BKW AG                              64,177    2,792,228       0.1%
    Bobst Group SA                      44,716    2,443,032       0.1%
#   Bossard Holding AG Class A          32,905    3,577,940       0.1%
    Bucher Industries AG                32,790    7,876,349       0.2%
    Burckhardt Compression Holding AG   11,640    4,148,971       0.1%
    Burkhalter Holding AG               20,988    2,613,346       0.1%
    Calida Holding AG                   25,084      863,120       0.0%
    Carlo Gavazzi Holding AG             1,415      332,163       0.0%
    Cembra Money Bank AG                81,837    5,615,062       0.1%
    Cham Paper Holding AG                1,894      572,680       0.0%
#*  Charles Voegele Holding AG          41,895      268,549       0.0%
*   Cicor Technologies                   5,936      152,847       0.0%
    Cie Financiere Tradition SA          9,458      648,126       0.0%
    Clariant AG                        849,328   16,091,854       0.4%
    Coltene Holding AG                  20,758    1,299,222       0.0%
    Conzzeta AG                          6,093    3,936,768       0.1%
*   Cosmo Pharmaceuticals SA             8,144    1,345,933       0.0%
    Daetwyler Holding AG                37,940    5,644,148       0.1%
    DKSH Holding AG                     91,087    5,961,403       0.2%
    dorma+kaba Holding AG Class B       16,675   10,828,382       0.3%
*   Dufry AG                            95,942   12,646,872       0.3%
    Edmond de Rothschild Suisse SA         152    2,527,359       0.1%
    EFG International AG               295,881    1,849,596       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Emmi AG                                12,810 $ 7,679,376       0.2%
    Energiedienst Holding AG               68,912   1,630,752       0.0%
    Feintool International Holding AG       7,642     773,390       0.0%
    Flughafen Zuerich AG                   22,078  20,282,315       0.5%
    Forbo Holding AG                        6,853   8,350,067       0.2%
    GAM Holding AG                        925,197  12,087,670       0.3%
    Gategroup Holding AG                  146,738   8,092,389       0.2%
    Georg Fischer AG                       22,511  18,301,967       0.5%
    Gurit Holding AG                        1,979   1,252,921       0.0%
    Helvetia Holding AG                    36,269  19,534,116       0.5%
    HOCHDORF Holding AG                     2,463     491,920       0.0%
    Huber & Suhner AG                      68,604   3,365,582       0.1%
    Implenia AG                            85,074   5,679,927       0.1%
    Inficon Holding AG                      9,382   3,099,808       0.1%
    Interroll Holding AG                    3,127   2,777,526       0.1%
    Intershop Holding AG                    7,425   3,484,266       0.1%
    Jungfraubahn Holding AG                 3,320     353,355       0.0%
    Kardex AG                              36,063   2,910,680       0.1%
    Komax Holding AG                       18,811   4,159,841       0.1%
    Kudelski SA                           195,049   3,328,099       0.1%
*   Kuoni Reisen Holding AG                19,325   7,433,467       0.2%
    LEM Holding SA                          3,773   3,383,558       0.1%
    Liechtensteinische Landesbank AG       27,968   1,157,959       0.0%
*   LifeWatch AG                           10,818     141,114       0.0%
#   Logitech International SA             703,059  10,802,168       0.3%
    Lonza Group AG                         11,914   1,987,115       0.1%
    Luzerner Kantonalbank AG               16,857   7,237,107       0.2%
    MCH Group AG                            1,404      93,395       0.0%
    Metall Zug AG                             866   2,656,450       0.1%
#*  Meyer Burger Technology AG            395,076   1,814,679       0.0%
    Mobilezone Holding AG                 137,467   1,943,346       0.1%
    Mobimo Holding AG                      30,596   7,010,572       0.2%
    OC Oerlikon Corp. AG                  929,429   8,991,378       0.2%
#*  Orascom Development Holding AG         60,240     516,760       0.0%
#*  Orell Fuessli Holding AG                5,028     653,033       0.0%
    Orior AG                               27,189   1,736,946       0.0%
    Panalpina Welttransport Holding AG     63,044   7,375,169       0.2%
*   Parco Industriale e Immobiliare SA        600          --       0.0%
    Phoenix Mecano AG                       2,998   1,472,941       0.0%
*   Plazza AG                               5,852   1,262,897       0.0%
    PSP Swiss Property AG                 201,709  19,453,682       0.5%
    Rieter Holding AG                      17,376   3,601,902       0.1%
    Romande Energie Holding SA              2,625   2,912,055       0.1%
    Schaffner Holding AG                    2,950     646,018       0.0%
*   Schmolz + Bickenbach AG             2,475,132   1,808,454       0.0%
    Schweiter Technologies AG               4,417   4,177,712       0.1%
    SFS Group AG                           12,077     869,748       0.0%
    Siegfried Holding AG                   21,833   4,095,405       0.1%
    St Galler Kantonalbank AG Class A      11,448   4,742,294       0.1%
    Straumann Holding AG                   55,594  19,301,424       0.5%
    Sulzer AG                             122,816  11,211,292       0.3%
    Sunrise Communications Group AG         9,404     575,974       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             PERCENTAGE
                                    SHARES     VALUE++     OF NET ASSETS**
                                    ------- -------------- ---------------
SWITZERLAND -- (Continued)
    Swiss Prime Site AG             222,234 $   19,482,424       0.5%
    Swissquote Group Holding SA      45,894      1,139,374       0.0%
    Tamedia AG                       14,493      2,336,642       0.1%
    Tecan Group AG                   37,394      5,197,759       0.1%
    Temenos Group AG                318,043     16,504,548       0.4%
    Thurgauer Kantonalbank              153         13,636       0.0%
    U-Blox AG                        30,554      6,076,033       0.2%
    Valiant Holding AG               83,882      9,307,928       0.2%
    Valora Holding AG                15,963      3,898,866       0.1%
    Vaudoise Assurances Holding SA    5,091      2,657,418       0.1%
    Vetropack Holding AG                856      1,338,570       0.0%
*   Von Roll Holding AG             250,484        179,880       0.0%
    Vontobel Holding AG             136,975      5,939,757       0.2%
    VP Bank AG                        4,503        439,543       0.0%
#   VZ Holding AG                     8,355      2,599,656       0.1%
    Walliser Kantonalbank            16,716      1,363,095       0.0%
    Walter Meier AG                  22,913        777,462       0.0%
    Ypsomed Holding AG               16,382      2,443,274       0.1%
*   Zehnder Group AG                 57,019      2,412,347       0.1%
    Zug Estates Holding AG Class B      612      1,014,261       0.0%
    Zuger Kantonalbank AG               606      3,120,193       0.1%
                                            --------------      ----
TOTAL SWITZERLAND                              540,882,078      13.4%
                                            --------------      ----
TOTAL COMMON STOCKS                          3,988,069,768      98.8%
                                            --------------      ----

PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
#   Biotest AG                       40,612        737,866       0.0%
#   Draegerwerk AG & Co. KGaA        15,936      1,058,927       0.0%
    Fuchs Petrolub SE               219,110      9,382,454       0.2%
    Jungheinrich AG                  81,837      7,720,978       0.2%
#   Sartorius AG                     26,367      6,515,872       0.2%
    Sixt SE                          40,522      1,774,914       0.1%
    STO SE & Co. KGaA                 5,775        713,222       0.0%
    Villeroy & Boch AG               41,209        640,669       0.0%
                                            --------------      ----
TOTAL GERMANY                                   28,544,902       0.7%
                                            --------------      ----
TOTAL PREFERRED STOCKS                          28,544,902       0.7%
                                            --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights             254,689             --       0.0%
                                            --------------      ----

FRANCE -- (0.0%)
*   GECI International               59,392          8,841       0.0%
                                            --------------      ----

GERMANY -- (0.0%)
#*  Manz AG Rights 5/19/16           17,759         19,318       0.0%
                                            --------------      ----

NORWAY -- (0.0%)
*   Norske Skog Rights 6/10/16      136,648             --       0.0%
                                            --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                      SHARES       VALUE++      OF NET ASSETS**
                                                    ---------- ---------------- ---------------
SWEDEN -- (0.0%)
*        ANOTO GROUP AB RIGHT                        2,431,411 $         34,213        0.0%
*        Hemfosa Fastigheter AB Rights 5/10/16         558,822          201,805        0.0%
                                                               ----------------     ------
TOTAL SWEDEN                                                            236,018        0.0%
                                                               ----------------     ------
TOTAL RIGHTS/WARRANTS                                                   264,177        0.0%
                                                               ----------------     ------
TOTAL INVESTMENT SECURITIES                                       4,016,878,847
                                                               ----------------

                                                                   VALUE+
                                                               ----------------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@ DFA Short Term Investment Fund                 50,602,726      585,473,541       14.5%
                                                               ----------------     ------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,924,188,407)             $ 4,602,352,388      114.0%
                                                               ================     ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               ----------   -------------- ------- --------------
Common Stocks
   Austria                             --   $  127,101,646   --    $  127,101,646
   Belgium                             --      173,395,698   --       173,395,698
   Denmark                     $  671,067      198,789,819   --       199,460,886
   Finland                             --      257,868,532   --       257,868,532
   France                          13,601      527,587,529   --       527,601,130
   Germany                             --      656,891,648   --       656,891,648
   Greece                              --              773   --               773
   Ireland                             --       76,152,441   --        76,152,441
   Israel                              --       73,060,433   --        73,060,433
   Italy                               --      392,987,423   --       392,987,423
   Netherlands                         --      221,112,444   --       221,112,444
   Norway                         357,420       87,762,995   --        88,120,415
   Portugal                            --       54,741,828   --        54,741,828
   Spain                           39,781      233,462,513   --       233,502,294
   Sweden                       1,140,473      364,049,626   --       365,190,099
   Switzerland                  7,433,467      533,448,611   --       540,882,078
Preferred Stocks
   Germany                             --       28,544,902   --        28,544,902
Rights/Warrants
   Austria                             --               --   --                --
   France                              --            8,841   --             8,841
   Germany                             --           19,318   --            19,318
   Norway                              --               --   --                --
   Sweden                              --          236,018   --           236,018
Securities Lending Collateral          --      585,473,541   --       585,473,541
                               ----------   --------------   --    --------------
TOTAL                          $9,655,809   $4,592,696,579   --    $4,602,352,388
                               ==========   ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                SHARES    VALUE++    OF NET ASSETS**
                                                ------- ------------ ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (7.5%)
    Aimia, Inc.                                 171,864 $  1,172,516       0.2%
#*  Amaya, Inc.                                  17,000      230,469       0.0%
#   AutoCanada, Inc.                            130,981    2,143,174       0.3%
#   BMTC Group, Inc.                             17,481      194,915       0.0%
*   BRP, Inc.                                    41,500      659,859       0.1%
    Chesswood Group, Ltd.                         1,200       10,033       0.0%
    Cineplex, Inc.                              169,535    6,700,598       0.9%
    Cogeco, Inc.                                 36,765    1,503,770       0.2%
#   Corus Entertainment, Inc. Class B           468,941    4,675,581       0.6%
    DHX Media, Ltd.(BRF12N3)                      2,500       15,243       0.0%
    DHX Media, Ltd.(BRF12P5)                    132,910      807,184       0.1%
    Dorel Industries, Inc. Class B              169,797    3,778,379       0.5%
#   EnerCare, Inc.                              438,600    5,558,094       0.7%
#   Gamehost, Inc.                               41,992      374,839       0.0%
#   Glacier Media, Inc.                         137,300       76,600       0.0%
#   goeasy, Ltd.                                  3,600       54,257       0.0%
*   Great Canadian Gaming Corp.                 299,800    4,343,958       0.6%
#*  IMAX Corp.                                  259,917    8,317,344       1.1%
*   Indigo Books & Music, Inc.                    2,302       30,731       0.0%
*   Intertain Group, Ltd. (The)                  10,000       89,105       0.0%
#   Leon's Furniture, Ltd.                      138,475    1,663,201       0.2%
    Martinrea International, Inc.               476,656    3,605,217       0.5%
    MTY Food Group, Inc.                         71,063    1,883,195       0.2%
#*  Performance Sports Group, Ltd.               66,703      248,269       0.0%
#   Pizza Pizza Royalty Corp.                    84,426      923,861       0.1%
    Reitmans Canada, Ltd. Class A               260,312      946,061       0.1%
    RONA, Inc.                                  676,245   12,870,591       1.7%
#*  Sears Canada, Inc.                           50,217      196,113       0.0%
#   Torstar Corp. Class B                       283,089      471,552       0.1%
*   TVA Group, Inc. Class B                       7,000       21,758       0.0%
    Uni-Select, Inc.                             22,835    1,168,594       0.2%
    Whistler Blackcomb Holdings, Inc.           178,805    3,723,739       0.5%
*   Yellow Pages, Ltd.                          147,535    2,452,841       0.3%
                                                        ------------       ---
Total Consumer Discretionary                              70,911,641       9.2%
                                                        ------------       ---
Consumer Staples -- (3.4%)
    AGT Food & Ingredients, Inc.                125,802    4,066,732       0.5%
    Andrew Peller, Ltd. Class A                   3,400       76,796       0.0%
    Clearwater Seafoods, Inc.                    80,257      886,556       0.1%
    Corby Spirit and Wine, Ltd.                  70,767    1,057,529       0.1%
    Cott Corp.                                  509,721    6,755,926       0.9%
    High Liner Foods, Inc.                       83,191    1,130,475       0.1%
#   Liquor Stores N.A., Ltd.                    162,911    1,137,404       0.2%
    Maple Leaf Foods, Inc.                      167,164    3,461,322       0.5%
*   Neptune Technologies & Bioressources, Inc.   22,102       25,366       0.0%
    North West Co., Inc. (The)                  242,310    5,386,169       0.7%
    Premium Brands Holdings Corp.               106,943    4,612,860       0.6%
#   Rogers Sugar, Inc.                          505,571    2,018,738       0.3%
#*  SunOpta, Inc.                               288,340    1,546,607       0.2%
                                                        ------------       ---
Total Consumer Staples                                    32,162,480       4.2%
                                                        ------------       ---

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
Energy -- (17.0%)
*   Advantage Oil & Gas, Ltd.                    1,100,531 $6,306,542       0.8%
#*  Africa Oil Corp.                               158,130    276,006       0.0%
    AKITA Drilling, Ltd. Class A                    40,600    258,867       0.0%
#*  Athabasca Oil Corp.                            828,343    884,657       0.1%
*   Bankers Petroleum, Ltd.                      1,376,399  2,084,289       0.3%
#   Baytex Energy Corp.                            538,462  2,755,181       0.4%
#*  Bellatrix Exploration, Ltd.                    967,258  1,079,271       0.1%
*   Birchcliff Energy, Ltd.                        561,498  2,336,032       0.3%
#*  BlackPearl Resources, Inc.                   1,397,501  1,069,260       0.1%
#   Bonavista Energy Corp.                       1,035,276  2,607,374       0.3%
    Bonterra Energy Corp.                          175,395  3,782,728       0.5%
#   Calfrac Well Services, Ltd.                    389,570    580,614       0.1%
#*  Canacol Energy, Ltd.                           452,342  1,452,886       0.2%
#   Canadian Energy Services & Technology Corp.    953,842  2,911,624       0.4%
    Canyon Services Group, Inc.                    313,070  1,217,647       0.2%
#*  Cequence Energy, Ltd.                          863,916    199,678       0.0%
#*  Chinook Energy, Inc.                           496,199    213,555       0.0%
*   Corridor Resources, Inc.                         1,246        447       0.0%
*   Crew Energy, Inc.                              820,275  3,321,110       0.4%
#*  Delphi Energy Corp.                            901,739    848,053       0.1%
#*  Denison Mines Corp.                          2,178,471  1,319,549       0.2%
#   Enbridge Income Fund Holdings, Inc.            251,755  5,816,831       0.8%
    Enerflex, Ltd.                                 445,163  4,271,748       0.6%
#*  Energy Fuels, Inc.                              76,572    181,253       0.0%
    Enerplus Corp.                                 364,233  2,003,035       0.3%
    Ensign Energy Services, Inc.                   758,725  4,595,768       0.6%
#*  Epsilon Energy, Ltd.                           260,061    673,626       0.1%
*   Essential Energy Services Trust                628,241    355,504       0.1%
#   Freehold Royalties, Ltd.                       128,951  1,286,735       0.2%
*   GASFRAC Energy Services, Inc.                   91,560          9       0.0%
#   Gibson Energy, Inc.                            411,174  6,111,736       0.8%
*   Gran Tierra Energy, Inc.                     1,405,819  4,145,637       0.5%
    Granite Oil Corp.                              195,608  1,200,431       0.2%
#*  Ithaca Energy, Inc.                          1,599,055  1,045,051       0.1%
#*  Kelt Exploration, Ltd.                         251,041    968,390       0.1%
#*  Lightstream Resources, Ltd.                  1,035,197    268,143       0.0%
#*  Long Run Exploration, Ltd.                     849,601    311,482       0.0%
    McCoy Global, Inc.                              51,537     84,204       0.0%
*   MEG Energy Corp.                                76,100    403,335       0.1%
#   Mullen Group, Ltd.                             536,825  6,250,907       0.8%
    Newalta Corp.                                  272,371    410,282       0.1%
    North American Energy Partners, Inc.           129,534    284,940       0.0%
    Northern Blizzard Resources, Inc.               23,400     74,227       0.0%
*   NuVista Energy, Ltd.                           707,869  3,351,193       0.4%
#*  Pacific Exploration and Production Corp.       463,400     88,046       0.0%
*   Painted Pony Petroleum, Ltd.                   524,254  2,473,566       0.3%
*   Parex Resources, Inc.                          586,904  5,879,799       0.8%
    Parkland Fuel Corp.                            414,677  7,908,839       1.0%
    Pason Systems, Inc.                            356,252  5,178,956       0.7%
#   Pengrowth Energy Corp.                       2,540,243  4,170,639       0.6%
#   Penn West Petroleum, Ltd.                      651,436    742,451       0.1%
*   Perpetual Energy, Inc.                          29,075     28,271       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                            --------- ------------ ---------------
Energy -- (Continued)
*   Petrus Resources, Ltd.                     19,582 $     38,392       0.0%
#   PHX Energy Services Corp.                 135,274      312,660       0.0%
#   Precision Drilling Corp.                1,736,481    9,009,716       1.2%
#   Pulse Seismic, Inc.                       268,280      487,510       0.1%
*   Questerre Energy Corp. Class A            745,460      109,915       0.0%
*   Raging River Exploration, Inc.            420,616    3,409,313       0.5%
*   RMP Energy, Inc.                          689,211    1,005,225       0.1%
#*  Rock Energy, Inc.                         237,075      245,634       0.0%
#   Savanna Energy Services Corp.             520,779      726,359       0.1%
#   Secure Energy Services, Inc.              631,339    4,543,709       0.6%
    ShawCor, Ltd.                             233,800    6,316,904       0.8%
*   Spartan Energy Corp.                      382,958      875,978       0.1%
#*  Sprott Resource Corp.                     455,390      199,621       0.0%
    Strad Energy Services, Ltd.                39,947       52,533       0.0%
#   Surge Energy, Inc.                      1,264,658    2,479,524       0.3%
    TORC Oil & Gas, Ltd.                      584,855    3,943,471       0.5%
    Total Energy Services, Inc.               176,178    1,852,066       0.2%
#   TransGlobe Energy Corp.                   448,945      865,902       0.1%
#*  Trican Well Service, Ltd.                 790,196    1,102,130       0.2%
#*  Trilogy Energy Corp.                      136,142      591,356       0.1%
    Trinidad Drilling, Ltd.                 1,372,323    2,657,802       0.4%
#   Veresen, Inc.                             650,639    4,708,538       0.6%
    Western Energy Services Corp.             406,097      945,089       0.1%
#   Whitecap Resources, Inc.                  966,741    7,250,365       1.0%
*   Xtreme Drilling & Coil Services Corp.     224,819      435,411       0.1%
    ZCL Composites, Inc.                       96,300      632,432       0.1%
                                                      ------------      ----
Total Energy                                           160,867,959      21.0%
                                                      ------------      ----
Financials -- (7.1%)
#   AGF Management, Ltd. Class B              444,369    1,841,650       0.2%
#   Alaris Royalty Corp.                      104,015    2,487,838       0.3%
#   Altus Group, Ltd.                         195,097    3,437,949       0.5%
#   Brookfield Real Estate Services, Inc.       8,075       92,997       0.0%
    Callidus Capital Corp.                     17,300      188,898       0.0%
    Canaccord Genuity Group, Inc.             623,378    2,076,767       0.3%
#   Canadian Western Bank                     436,532    9,630,354       1.3%
    Clairvest Group, Inc.                       1,900       41,636       0.0%
#   Clarke, Inc.                               17,242      134,259       0.0%
    Colliers International Group, Inc.        161,848    6,694,757       0.9%
    E-L Financial Corp., Ltd.                   1,700      963,358       0.1%
#   Echelon Financial Holdings, Inc.           14,650      164,633       0.0%
#   Equitable Group, Inc.                      54,395    2,599,012       0.3%
*   Equity Financial Holdings, Inc.               800        5,738       0.0%
    Fiera Capital Corp.                       139,137    1,482,635       0.2%
    Firm Capital Mortgage Investment Corp.     12,046      123,369       0.0%
#   First National Financial Corp.             17,760      403,411       0.1%
    FirstService Corp.                        150,648    6,769,374       0.9%
#   Genesis Land Development Corp.             76,842      162,295       0.0%
#   Genworth MI Canada, Inc.                   97,087    2,513,259       0.3%
    Gluskin Sheff + Associates, Inc.          160,621    2,286,356       0.3%
#   GMP Capital, Inc.                         288,387    1,169,913       0.2%
    Guardian Capital Group, Ltd. Class A       15,665      231,348       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES    VALUE++    OF NET ASSETS**
                                            ------- ------------ ---------------
Financials -- (Continued)
#   Home Capital Group, Inc.                213,780 $  6,404,710       0.8%
*   Kingsway Financial Services, Inc.        14,370       67,344       0.0%
    Laurentian Bank of Canada               191,320    7,590,587       1.0%
#*  Mainstreet Equity Corp.                  25,463      742,561       0.1%
#   Melcor Developments, Ltd.                41,240      456,214       0.1%
    Morguard Corp.                              898      106,290       0.0%
#   Sprott, Inc.                            828,988    1,803,727       0.2%
*   Street Capital Group, Inc.              120,227      133,192       0.0%
    TMX Group, Ltd.                         101,389    4,197,943       0.6%
                                                    ------------       ---
Total Financials                                      67,004,374       8.7%
                                                    ------------       ---
Health Care -- (1.3%)
*   Aralez Pharmaceuticals, Inc.             15,123       59,131       0.0%
*   Concordia Healthcare Corp.(206519100)     6,500      189,410       0.0%
#   Concordia Healthcare Corp.(BHCVT91)      47,100    1,369,417       0.2%
#   Extendicare, Inc.                       561,871    4,142,271       0.5%
*   Knight Therapeutics, Inc.               125,875      811,611       0.1%
#   Medical Facilities Corp.                164,269    2,226,999       0.3%
*   Merus Labs International, Inc.          182,476      301,048       0.0%
*   QLT, Inc.                               219,010      336,885       0.1%
#   Sienna Senior Living, Inc.              215,004    2,757,165       0.4%
*   Theratechnologies, Inc.                  10,101       17,067       0.0%
    Zenith Epigenetics Corp.                111,820        7,219       0.0%
                                                    ------------       ---
Total Health Care                                     12,218,223       1.6%
                                                    ------------       ---
Industrials -- (10.3%)
    Aecon Group, Inc.                       408,101    5,441,563       0.7%
#   Ag Growth International, Inc.            88,737    2,619,605       0.3%
*   Air Canada                              260,400    1,936,345       0.3%
    Algoma Central Corp.                     25,790      254,878       0.0%
*   ATS Automation Tooling Systems, Inc.    522,530    4,835,079       0.6%
#   Badger Daylighting, Ltd.                213,881    3,983,740       0.5%
#*  Ballard Power Systems, Inc.             134,734      215,841       0.0%
#   Bird Construction, Inc.                 204,133    1,892,139       0.3%
#   Black Diamond Group, Ltd.               231,141      806,884       0.1%
#   CanWel Building Materials Group, Ltd.    82,513      331,446       0.1%
#   Cervus Equipment Corp.                   34,597      322,891       0.0%
#   DirectCash Payments, Inc.                78,722      809,368       0.1%
*   exactEarth, Ltd.                         89,065      191,660       0.0%
#   Exchange Income Corp.                    76,907    1,766,526       0.2%
    Exco Technologies, Ltd.                 128,615    1,378,713       0.2%
*   Heroux-Devtek, Inc.                     125,954    1,507,794       0.2%
    HNZ Group, Inc.                          23,088      193,213       0.0%
#   Horizon North Logistics, Inc.           483,483      543,326       0.1%
#   K-Bro Linen, Inc.                        29,653      948,886       0.1%
#   MacDonald Dettwiler & Associates, Ltd.   38,059    2,666,284       0.4%
    Magellan Aerospace Corp.                 73,376    1,032,188       0.1%
    Morneau Shepell, Inc.                   264,411    3,708,961       0.5%
    New Flyer Industries, Inc.              254,471    7,498,042       1.0%
*   Ovivo, Inc. Class A                      93,231      148,611       0.0%
    Richelieu Hardware, Ltd.                231,855    4,111,559       0.5%
#   Rocky Mountain Dealerships, Inc.         82,555      417,150       0.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
Industrials -- (Continued)
#   Russel Metals, Inc.                         350,655 $  6,243,431       0.8%
#   Stantec, Inc.                               281,329    7,210,919       0.9%
    Stuart Olson, Inc.                           88,659      472,019       0.1%
#   Student Transportation, Inc.                466,965    2,314,914       0.3%
    Toromont Industries, Ltd.                   376,225   11,277,455       1.5%
    Transcontinental, Inc. Class A              359,276    5,646,707       0.7%
    TransForce, Inc.                            432,009    8,153,322       1.1%
    Wajax Corp.                                 100,638    1,456,592       0.2%
    WestJet Airlines, Ltd.                        6,379      106,766       0.0%
#*  Westport Innovations, Inc.                    3,750        9,205       0.0%
#   Westshore Terminals Investment Corp.        318,149    4,650,397       0.6%
                                                        ------------      ----
Total Industrials                                         97,104,419      12.6%
                                                        ------------      ----
Information Technology -- (3.4%)
#*  5N Plus, Inc.                               333,314      539,274       0.1%
    Absolute Software Corp.                     234,888    1,269,260       0.2%
#*  Avigilon Corp.                              161,993    2,081,236       0.3%
    Calian Group, Ltd.                           20,637      312,507       0.0%
*   Celestica, Inc.                             401,190    4,300,634       0.6%
#   Computer Modelling Group, Ltd.              370,857    2,967,565       0.4%
*   Descartes Systems Group, Inc. (The)         255,838    4,716,293       0.6%
    Enghouse Systems, Ltd.                       97,257    4,065,617       0.5%
#   Evertz Technologies, Ltd.                   136,281    1,844,307       0.2%
#*  EXFO, Inc.                                      686        2,936       0.0%
    Mediagrif Interactive Technologies, Inc.      9,626      123,518       0.0%
#*  Mitel Networks Corp.                        318,586    2,224,286       0.3%
*   Points International, Ltd.                   36,359      354,114       0.1%
    Pure Technologies, Ltd.                       6,715       26,064       0.0%
#*  Redknee Solutions, Inc.                      76,611      120,897       0.0%
    Sandvine Corp.                            1,036,169    2,238,000       0.3%
#*  Sierra Wireless, Inc.                       159,192    2,571,788       0.3%
*   Solium Capital, Inc.                         87,806      489,172       0.1%
    Vecima Networks, Inc.                         6,059       56,934       0.0%
    Wi-Lan, Inc.                                780,333    1,797,372       0.2%
                                                        ------------      ----
Total Information Technology                              32,101,774       4.2%
                                                        ------------      ----
Materials -- (24.3%)
    Acadian Timber Corp.                         30,788      435,552       0.1%
    AirBoss of America Corp.                     80,062    1,020,955       0.1%
*   Alacer Gold Corp.                         1,475,888    3,999,378       0.5%
    Alamos Gold, Inc. Class A                 1,545,462   11,147,233       1.5%
#*  Almaden Minerals, Ltd. Class B               98,343      108,948       0.0%
#   Altius Minerals Corp.                       108,800      972,931       0.1%
*   Amerigo Resources, Ltd.                         354           45       0.0%
#*  Argonaut Gold, Inc.                         677,649    1,587,860       0.2%
*   Asanko Gold, Inc.                           262,544      849,549       0.1%
#*  AuRico Metals, Inc.                         679,583      487,467       0.1%
#*  B2Gold Corp.                              5,268,073   11,714,293       1.5%
#*  Banro Corp.                                  51,909       19,238       0.0%
    Canam Group, Inc.                           237,796    2,507,405       0.3%
#   Canexus Corp.                               683,986      812,257       0.1%
*   Canfor Corp.                                214,500    2,345,533       0.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
Materials -- (Continued)
    Canfor Pulp Products, Inc.                        206,915 $ 1,678,803       0.2%
#*  Capstone Mining Corp.                           2,111,821   1,329,671       0.2%
    Cascades, Inc.                                    477,193   3,377,280       0.4%
    Centerra Gold, Inc.                               999,634   5,529,178       0.7%
#*  China Gold International Resources Corp., Ltd.    929,460   1,881,588       0.3%
*   Claude Resources, Inc.                          1,023,200   1,753,312       0.2%
#*  Copper Mountain Mining Corp.                      643,331     307,642       0.0%
*   Detour Gold Corp.                                 291,290   6,247,401       0.8%
    Dominion Diamond Corp.                            487,201   5,595,414       0.7%
#*  Dundee Precious Metals, Inc.                      646,222   1,436,965       0.2%
#*  Eastern Platinum, Ltd.                            310,296     217,630       0.0%
*   EcoSynthetix, Inc.                                  1,500       1,554       0.0%
    Eldorado Gold Corp.                               345,567   1,456,961       0.2%
#*  Endeavour Mining Corp.                            273,838   3,686,234       0.5%
*   Endeavour Silver Corp.                            536,376   2,227,241       0.3%
*   Exeter Resource Corp.                              70,137      70,433       0.0%
#*  First Majestic Silver Corp.                       652,877   6,951,813       0.9%
#*  Fortress Paper, Ltd. Class A                       16,706      46,602       0.0%
*   Fortuna Silver Mines, Inc.                        876,406   5,608,942       0.7%
#*  Golden Star Resources, Ltd.                       966,462     670,138       0.1%
*   Great Panther Silver, Ltd.                        700,801   1,485,718       0.2%
*   Guyana Goldfields, Inc.                            76,886     446,107       0.1%
*   Hanfeng Evergreen, Inc.                            45,837          46       0.0%
    HudBay Minerals, Inc.                           1,398,004   6,974,978       0.9%
*   IAMGOLD Corp.                                   2,443,241   8,314,847       1.1%
#*  Imperial Metals Corp.                             236,915   1,093,280       0.1%
*   Interfor Corp.                                    381,931   3,321,007       0.4%
*   International Tower Hill Mines, Ltd.               13,001       9,533       0.0%
    Intertape Polymer Group, Inc.                     324,227   5,098,429       0.7%
*   Katanga Mining, Ltd.                               52,044       6,222       0.0%
*   Kinross Gold Corp.                                484,119   2,758,788       0.4%
#*  Kirkland Lake Gold, Inc.                          531,235   4,051,900       0.5%
#   Labrador Iron Ore Royalty Corp.                    50,500     591,655       0.1%
    Lucara Diamond Corp.                            1,384,065   3,529,934       0.5%
*   Lundin Mining Corp.                               250,173     982,986       0.1%
*   Lydian International, Ltd.                         45,286      10,287       0.0%
    Major Drilling Group International, Inc.          559,212   3,494,239       0.5%
    Mandalay Resources Corp.                        1,149,842   1,035,563       0.1%
    Minco Base Metals Corp.                             2,780          --       0.0%
*   Nautilus Minerals, Inc.                           227,078      28,052       0.0%
    Nevsun Resources, Ltd.                          1,171,411   4,378,670       0.6%
*   New Gold, Inc.                                  2,304,655  10,837,224       1.4%
    Norbord, Inc.                                     115,280   2,297,884       0.3%
#*  Northern Dynasty Minerals, Ltd.                   148,624      63,965       0.0%
#*  Novagold Resources, Inc.                          550,799   3,577,757       0.5%
    OceanaGold Corp.                                2,038,216   7,293,847       1.0%
    Osisko Gold Royalties, Ltd.                       219,842   2,943,602       0.4%
    Pan American Silver Corp.                         990,673  15,530,834       2.0%
*   Platinum Group Metals, Ltd.                        24,189      80,006       0.0%
#*  Polymet Mining Corp.                              613,665     562,457       0.1%
*   Pretium Resources, Inc.                            63,300     521,152       0.1%
*   Primero Mining Corp.                            1,071,138   2,014,732       0.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
Materials -- (Continued)
#*  RB Energy, Inc.                                  396,013 $      1,426       0.0%
*   Richmont Mines, Inc.                             231,043    1,797,226       0.2%
#*  Sabina Gold & Silver Corp.                       400,555      577,831       0.1%
*   Sandstorm Gold, Ltd.                             634,160    2,734,363       0.4%
#*  Seabridge Gold, Inc.                             111,235    1,589,578       0.2%
*   SEMAFO, Inc.                                   1,595,446    7,108,108       0.9%
#   Sherritt International Corp.                   1,970,361    1,476,161       0.2%
#*  Silver Standard Resources, Inc.                  571,298    5,363,745       0.7%
    Stella-Jones, Inc.                               187,800    7,180,016       0.9%
#*  Stornoway Diamond Corp.                          297,297      246,425       0.0%
    Tahoe Resources, Inc.                            504,323    7,122,506       0.9%
#*  Tanzanian Royalty Exploration Corp.              298,950      117,941       0.0%
#*  Taseko Mines, Ltd.                               960,266      619,921       0.1%
#*  Tembec, Inc.                                     403,476      286,199       0.0%
#*  Teranga Gold Corp.                             1,907,763    1,520,494       0.2%
#*  Thompson Creek Metals Co., Inc.                1,092,468      574,662       0.1%
#*  Timmins Gold Corp.                             1,403,903      593,025       0.1%
*   Trevali Mining Corp.                             126,500       62,509       0.0%
*   Wesdome Gold Mines, Ltd.                         314,464      426,069       0.1%
#   Western Forest Products, Inc.                  2,201,509    3,947,872       0.5%
    Winpak, Ltd.                                     111,223    3,837,446       0.5%
    Yamana Gold, Inc.                                187,357      928,796       0.1%
                                                             ------------      ----
Total Materials                                               229,531,466      29.9%
                                                             ------------      ----
Real Estate Investment Trusts -- (0.1%)
    Killam Apartment Real Estate Investment Trust     54,791      513,979       0.1%
                                                             ------------      ----
Telecommunication Services -- (0.5%)
    Axia NetMedia Corp.                              185,467      623,791       0.1%
#   Manitoba Telecom Services, Inc.                  161,284    4,221,381       0.5%
                                                             ------------      ----
Total Telecommunication Services                                4,845,172       0.6%
                                                             ------------      ----
Utilities -- (6.0%)
    Algonquin Power & Utilities Corp.              1,054,815    9,213,973       1.2%
#*  Alterra Power Corp.                            1,104,421      404,905       0.1%
    Boralex, Inc. Class A                            167,168    2,189,025       0.3%
    Capital Power Corp.                              523,509    7,414,326       1.0%
    Capstone Infrastructure Corp.                    555,800    2,166,145       0.3%
#   Innergex Renewable Energy, Inc.                  512,927    5,661,942       0.7%
#   Just Energy Group, Inc.                          727,176    4,630,698       0.6%
#*  Maxim Power Corp.                                 92,234      219,062       0.0%
#   Northland Power, Inc.                            536,896    8,904,763       1.1%
#   Superior Plus Corp.                              689,743    6,003,023       0.8%
    TransAlta Corp.                                  848,477    4,436,127       0.6%
#   TransAlta Renewables, Inc.                       135,346    1,335,446       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
 Utilities -- (Continued)
 #       Valener, Inc.                       267,146 $  4,664,995        0.6%
                                                     ------------      -----
 Total Utilities                                       57,244,430        7.5%
                                                     ------------      -----
 TOTAL COMMON STOCKS                                  764,505,917       99.6%
                                                     ------------      -----
 SECURITIES LENDING COLLATERAL -- (19.1%)
 (S)@    DFA Short Term Investment Fund   15,623,575  180,764,765       23.5%
                                                     ------------      -----
 TOTAL INVESTMENTS -- (100.0%) (Cost $1,175,753,730) $945,270,682      123.1%
                                                     ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   ------------ ------------  ------- ------------
Common Stocks
   Consumer Discretionary          $ 70,911,641           --    --    $ 70,911,641
   Consumer Staples                  32,162,480           --    --      32,162,480
   Energy                           160,779,904 $     88,055    --     160,867,959
   Financials                        67,004,374           --    --      67,004,374
   Health Care                       12,211,004        7,219    --      12,218,223
   Industrials                       97,104,419           --    --      97,104,419
   Information Technology            32,101,774           --    --      32,101,774
   Materials                        229,529,994        1,472    --     229,531,466
   Real Estate Investment Trusts        513,979           --    --         513,979
   Telecommunication Services         4,845,172           --    --       4,845,172
   Utilities                         57,244,430           --    --      57,244,430
Securities Lending Collateral                --  180,764,765    --     180,764,765
Forward Currency Contracts**                 --         (115)   --            (115)
                                   ------------ ------------    --    ------------
TOTAL                              $764,409,171 $180,861,396    --    $945,270,567
                                   ============ ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA                                                  855,320 $ 4,822,172       0.1%
    AMBEV SA ADR                                            5,984,451  33,453,081       0.7%
    Banco Bradesco SA                                         932,732   7,618,068       0.2%
    Banco do Brasil SA                                        943,306   6,064,257       0.1%
    Banco Santander Brasil SA                                 479,757   2,589,021       0.1%
    BB Seguridade Participacoes SA                          1,087,473   9,485,844       0.2%
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros  1,804,083   9,011,891       0.2%
    Braskem SA Sponsored ADR                                  165,709   2,361,353       0.1%
    BRF SA                                                    577,166   8,256,616       0.2%
    BRF SA ADR                                                539,479   7,671,391       0.2%
    BTG Pactual Group                                          26,800     153,121       0.0%
    CCR SA                                                  1,910,468   8,987,824       0.2%
*   Centrais Eletricas Brasileiras SA                         368,500     834,663       0.0%
    Centrais Eletricas Brasileiras SA ADR                      86,923     323,354       0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR           100,200     221,442       0.0%
    CETIP SA--Mercados Organizados                            492,000   6,039,759       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo           424,900   3,261,572       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR       178,668   1,365,023       0.0%
    Cia Energetica de Minas Gerais                             96,887     199,732       0.0%
    Cia Siderurgica Nacional SA Sponsored ADR                 241,268     911,993       0.0%
    Cielo SA                                                1,506,864  14,677,606       0.3%
    Cosan Logistica SA(BR17H74)                               177,069      42,217       0.0%
*   Cosan Logistica SA(BYYP8M6)                               476,979     110,949       0.0%
    Cosan SA Industria e Comercio                             243,308   2,252,505       0.1%
*   CPFL Energia SA                                           215,566   1,244,162       0.0%
*   CPFL Energia SA ADR                                        65,545     759,011       0.0%
    Embraer SA ADR                                            287,837   6,649,035       0.1%
    Equatorial Energia SA                                      26,800     331,489       0.0%
    Fibria Celulose SA Sponsored ADR                          488,398   4,327,206       0.1%
    Gerdau SA                                                 186,232     306,483       0.0%
    Gerdau SA Sponsored ADR                                   577,984   1,288,904       0.0%
    Hypermarcas SA                                            561,762   4,955,691       0.1%
    Itau Unibanco Holding SA                                  388,933   3,230,883       0.1%
    JBS SA                                                  2,515,848   6,612,856       0.1%
    Klabin SA                                                 996,400   5,049,721       0.1%
    Kroton Educacional SA                                   2,467,259   9,182,501       0.2%
    Lojas Americanas SA                                       297,764     958,421       0.0%
    Lojas Renner SA                                         1,404,820   8,483,859       0.2%
    M Dias Branco SA                                           40,100     930,430       0.0%
    Multiplan Empreendimentos Imobiliarios SA                  85,700   1,468,929       0.0%
    Natura Cosmeticos SA                                      262,650   1,947,394       0.0%
*   Petroleo Brasileiro SA                                  2,305,200   8,894,382       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                    1,005,405   7,751,672       0.2%
    Porto Seguro SA                                           283,513   2,283,437       0.1%
    Raia Drogasil SA                                          388,800   6,222,157       0.1%
    Tim Participacoes SA                                    1,162,813   2,583,090       0.1%
    Tim Participacoes SA ADR                                   63,679     706,200       0.0%
    Tractebel Energia SA                                      250,101   2,774,254       0.1%
    Ultrapar Participacoes SA                                 394,184   8,300,300       0.2%
    Ultrapar Participacoes SA Sponsored ADR                   254,308   5,335,382       0.1%
    Vale SA                                                   398,300   2,280,301       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                               SHARES      VALUE++    OF NET ASSETS**
                                                             ----------- ------------ ---------------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR                                      1,209,916 $  6,860,224       0.2%
    WEG SA                                                       736,650    3,251,391       0.1%
                                                                         ------------       ---
TOTAL BRAZIL                                                              245,685,219       5.4%
                                                                         ------------       ---
CHILE -- (1.5%)
    AES Gener SA                                               4,178,916    2,123,775       0.1%
    Aguas Andinas SA Class A                                   4,491,454    2,607,660       0.1%
    Banco de Chile                                             1,377,643      150,465       0.0%
    Banco de Chile ADR                                            52,624    3,465,817       0.1%
    Banco de Credito e Inversiones                                74,661    3,215,421       0.1%
    Banco Santander Chile ADR                                    258,123    5,007,586       0.1%
    Cencosud SA                                                2,142,959    5,774,088       0.1%
    Cencosud SA ADR                                                1,648       13,547       0.0%
    Cia Cervecerias Unidas SA                                     92,470    1,038,313       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                       61,058    1,368,920       0.0%
    Colbun SA                                                 11,492,940    3,125,448       0.1%
    Embotelladora Andina SA Class A ADR                           22,244      420,634       0.0%
    Embotelladora Andina SA Class B ADR                           21,587      441,454       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR            148,697    4,141,212       0.1%
    Empresa Nacional de Telecomunicaciones SA                    107,920      947,021       0.0%
    Empresas CMPC SA                                           2,386,070    5,393,060       0.1%
    Empresas COPEC SA                                            441,781    4,413,627       0.1%
    Endesa Americas SA ADR                                       148,697    2,101,089       0.0%
    Enersis Americas SA Sponsored ADR                            610,581    5,226,573       0.1%
    Enersis Chile SA ADR                                         610,581    3,889,401       0.1%
    Inversiones Aguas Metropolitanas SA                          343,821      556,311       0.0%
    Itau CorpBanca(45033E105)                                     30,902      419,031       0.0%
    Itau CorpBanca(BYT25P4)                                  302,429,974    2,755,172       0.1%
*   Latam Airlines Group SA                                        8,686       61,943       0.0%
*   Latam Airlines Group SA Sponsored ADR                        597,796    4,292,175       0.1%
    SACI Falabella                                               707,908    5,363,906       0.1%
    Sigdo Koppers SA                                             120,434      169,644       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR          153,936    3,206,487       0.1%
                                                                         ------------       ---
TOTAL CHILE                                                                71,689,780       1.6%
                                                                         ------------       ---
CHINA -- (13.6%)
    AAC Technologies Holdings, Inc.                              634,000    4,388,337       0.1%
    Agricultural Bank of China, Ltd. Class H                  18,363,000    6,627,445       0.2%
    Air China, Ltd. Class H                                    1,832,000    1,386,978       0.0%
#*  Alibaba Health Information Technology, Ltd.                1,098,000      737,957       0.0%
#*  Alibaba Pictures Group, Ltd.                               7,240,000    1,691,398       0.0%
*   Aluminum Corp. of China, Ltd. ADR                            107,180      904,599       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                        650,000      217,328       0.0%
#   Angang Steel Co., Ltd. Class H                             1,234,000      580,424       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                         985,500    2,596,859       0.1%
    Anta Sports Products, Ltd.                                   809,000    2,060,708       0.1%
    AviChina Industry & Technology Co., Ltd. Class H           2,186,000    1,523,723       0.0%
    BAIC Motor Corp., Ltd. Class H                                65,500       54,745       0.0%
    Bank of China, Ltd. Class H                               63,274,181   25,619,359       0.6%
    Bank of Communications Co., Ltd. Class H                   6,226,515    3,924,369       0.1%
    BBMG Corp. Class H                                         1,016,000      741,218       0.0%
    Beijing Capital International Airport Co., Ltd. Class H    1,372,000    1,477,312       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.                                437,972 $ 2,292,625       0.1%
#   Beijing Enterprises Water Group, Ltd.                           2,788,000   1,662,862       0.0%
    Belle International Holdings, Ltd.                              7,315,000   4,461,097       0.1%
    Brilliance China Automotive Holdings, Ltd.                      1,976,000   1,951,553       0.0%
#*  Byd Co., Ltd. Class H                                             358,886   2,098,800       0.1%
    CGN Power Co., Ltd. Class H                                     3,781,000   1,211,353       0.0%
    China Cinda Asset Management Co., Ltd. Class H                  5,921,000   1,938,916       0.0%
*   China CITIC Bank Corp., Ltd. Class H                            4,384,928   2,755,648       0.1%
#   China Coal Energy Co., Ltd. Class H                             3,038,777   1,442,695       0.0%
    China Communications Construction Co., Ltd. Class H             3,529,000   4,235,982       0.1%
    China Conch Venture Holdings, Ltd.                                283,500     575,074       0.0%
    China Construction Bank Corp. Class H                          69,620,590  44,217,920       1.0%
#*  China COSCO Holdings Co., Ltd. Class H                          1,197,000     465,831       0.0%
*   China Eastern Airlines Corp., Ltd. ADR                              2,200      58,080       0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                      1,734,000     947,984       0.0%
    China Everbright Bank Co., Ltd. Class H                         4,802,000   2,165,125       0.1%
    China Everbright International, Ltd.                            2,508,000   2,817,438       0.1%
    China Everbright, Ltd.                                            474,000     933,273       0.0%
    China Galaxy Securities Co., Ltd. Class H                       2,798,000   2,454,098       0.1%
#   China Gas Holdings, Ltd.                                        1,362,000   1,969,870       0.1%
#   China Hongqiao Group, Ltd.                                      2,120,000   1,551,669       0.0%
#   China Huishan Dairy Holdings Co., Ltd.                          2,347,000     873,153       0.0%
    China International Marine Containers Group Co., Ltd. Class H     420,200     657,899       0.0%
    China Life Insurance Co., Ltd. ADR                                849,036   9,772,404       0.2%
    China Longyuan Power Group Corp., Ltd. Class H                  3,194,000   2,201,563       0.1%
    China Machinery Engineering Corp. Class H                         180,000     122,060       0.0%
    China Mengniu Dairy Co., Ltd.                                   1,984,000   3,355,184       0.1%
    China Merchants Bank Co., Ltd. Class H                          3,120,554   6,843,978       0.2%
    China Merchants Holdings International Co., Ltd.                1,141,348   3,392,802       0.1%
    China Minsheng Banking Corp., Ltd. Class H                      4,658,500   4,369,714       0.1%
    China Mobile, Ltd.                                                164,000   1,882,845       0.0%
    China Mobile, Ltd. Sponsored ADR                                  918,178  52,813,599       1.2%
    China Molybdenum Co., Ltd. Class H                              1,392,966     233,451       0.0%
#   China Oilfield Services, Ltd. Class H                           1,632,000   1,419,959       0.0%
    China Overseas Land & Investment, Ltd.                          3,626,000  11,509,888       0.3%
#*  China Overseas Property Holdings, Ltd.                          1,459,999     204,010       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                 1,547,400   5,425,870       0.1%
    China Petroleum & Chemical Corp. ADR                              132,615   9,385,142       0.2%
    China Petroleum & Chemical Corp. Class H                        5,394,800   3,808,506       0.1%
    China Power International Development, Ltd.                     3,319,000   1,416,612       0.0%
    China Railway Construction Corp., Ltd. Class H                  1,572,000   2,000,485       0.1%
    China Railway Group, Ltd. Class H                               3,186,000   2,521,811       0.1%
    China Resources Beer Holdings Company, Ltd.                       868,710   1,904,441       0.0%
    China Resources Gas Group, Ltd.                                   690,000   1,952,590       0.0%
    China Resources Land, Ltd.                                      3,234,666   7,938,272       0.2%
    China Resources Power Holdings Co., Ltd.                        1,954,517   3,296,900       0.1%
    China Shenhua Energy Co., Ltd. Class H                          1,817,000   3,064,198       0.1%
#*  China Shipping Container Lines Co., Ltd. Class H                2,324,000     533,511       0.0%
#   China Shipping Development Co., Ltd. Class H                    1,056,000     751,180       0.0%
    China Southern Airlines Co., Ltd. Class H                       2,638,000   1,654,138       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                    14,306     441,340       0.0%
    China State Construction International Holdings, Ltd.             976,000   1,517,811       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
*   China Taiping Insurance Holdings Co., Ltd.                       1,501,906 $ 3,056,652       0.1%
    China Telecom Corp., Ltd. ADR                                       56,720   2,815,581       0.1%
    China Telecom Corp., Ltd. Class H                                4,088,000   2,029,073       0.1%
    China Unicom Hong Kong, Ltd.                                     8,124,000   9,507,420       0.2%
    China Unicom Hong Kong, Ltd. ADR                                   589,865   6,901,420       0.2%
    China Vanke Co., Ltd. Class H                                    1,624,300   4,066,804       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                3,597,000   1,895,133       0.0%
    CITIC Securities Co., Ltd. Class H                               2,805,000   6,164,772       0.1%
    CITIC, Ltd.                                                      5,705,000   8,319,570       0.2%
    CNOOC, Ltd.                                                      5,051,000   6,239,603       0.1%
    CNOOC, Ltd. Sponsored ADR                                          127,716  15,763,986       0.4%
    Cosco Pacific, Ltd.                                              1,779,804   1,892,692       0.0%
    Country Garden Holdings Co., Ltd.                                8,308,686   3,267,695       0.1%
    CRRC Corp, Ltd. Class H                                          1,865,000   1,814,784       0.0%
    CSPC Pharmaceutical Group, Ltd.                                  2,312,000   2,045,929       0.1%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd. Class H        96,000     148,146       0.0%
#   Dalian Port PDA Co., Ltd. Class H                                  504,000     218,818       0.0%
    Datang International Power Generation Co., Ltd. Class H          2,866,000     814,209       0.0%
#   Dongfang Electric Corp., Ltd. Class H                              297,600     230,991       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                           3,044,000   3,326,448       0.1%
    ENN Energy Holdings, Ltd.                                          776,000   3,785,047       0.1%
#   Evergrande Real Estate Group, Ltd.                              10,542,000   7,816,909       0.2%
    Far East Horizon, Ltd.                                              87,000      68,947       0.0%
    Fosun International, Ltd.                                        1,706,222   2,357,516       0.1%
*   Fullshare Holdings, Ltd.                                         1,715,000     546,899       0.0%
#   GCL-Poly Energy Holdings, Ltd.                                   5,289,814     788,306       0.0%
    Geely Automobile Holdings, Ltd.                                  4,345,000   2,159,863       0.1%
    Great Wall Motor Co., Ltd. Class H                               3,076,500   2,314,416       0.1%
    Guangdong Investment, Ltd.                                       2,834,000   4,001,781       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                           27,717     706,784       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                       974,259   1,134,664       0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H      98,000     207,349       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                       1,787,600   2,497,431       0.1%
    Haier Electronics Group Co., Ltd.                                1,155,000   1,939,856       0.0%
    Haitong Securities Co., Ltd. Class H                             2,064,000   3,411,004       0.1%
*   Hanergy Thin Film Power Group, Ltd.                              5,416,000     150,340       0.0%
    Hengan International Group Co., Ltd.                               647,000   5,796,997       0.1%
    Huadian Power International Corp., Ltd. Class H                  1,628,000     836,878       0.0%
    Huaneng Power International, Inc. Class H                        1,516,000   1,083,241       0.0%
    Huaneng Power International, Inc. Sponsored ADR                     34,452     978,092       0.0%
*   Huatai Securities Co., Ltd. Class H                                239,000     504,756       0.0%
#   Huishang Bank Corp., Ltd. Class H                                1,038,000     500,842       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H             71,229,185  38,136,168       0.8%
#   Jiangsu Expressway Co., Ltd. Class H                             1,244,000   1,641,235       0.0%
    Jiangxi Copper Co., Ltd. Class H                                 1,276,000   1,559,525       0.0%
#   Kunlun Energy Co., Ltd.                                          6,128,000   5,319,705       0.1%
    Lenovo Group, Ltd.                                               7,261,278   5,716,403       0.1%
    Longfor Properties Co., Ltd.                                     1,973,500   2,778,794       0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H                          1,406,000     323,100       0.0%
    Metallurgical Corp. of China, Ltd. Class H                       1,583,000     475,652       0.0%
    New China Life Insurance Co., Ltd. Class H                         439,800   1,436,519       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H        8,480,000   3,399,499       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
CHINA -- (Continued)
    PetroChina Co., Ltd. ADR                                             125,562 $  9,173,560       0.2%
    PetroChina Co., Ltd. Class H                                       2,090,000    1,529,106       0.0%
    PICC Property & Casualty Co., Ltd. Class H                         3,548,132    6,436,144       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H                 4,622,500   21,693,760       0.5%
*   Semiconductor Manufacturing International Corp.                   15,409,000    1,246,951       0.0%
*   Semiconductor Manufacturing International Corp. ADR                    4,792       19,839       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H              788,000      473,056       0.0%
#   Shanghai Electric Group Co., Ltd. Class H                          1,458,000      609,465       0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                292,500      795,051       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                   496,900    1,054,487       0.0%
    Shenzhou International Group Holdings, Ltd.                          373,000    1,925,835       0.0%
    Shimao Property Holdings, Ltd.                                     3,034,871    4,188,622       0.1%
    Sino Biopharmaceutical, Ltd.                                       3,945,000    2,795,444       0.1%
    Sino-Ocean Land Holdings, Ltd.                                     3,854,743    1,728,668       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                          615,000      567,270       0.0%
*   Sinopec Oilfield Service Corp. Class H                             1,818,000      397,174       0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H                     633,000      311,315       0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                 7,418      361,232       0.0%
    Sinopharm Group Co., Ltd. Class H                                  1,224,000    5,231,663       0.1%
#   Sun Art Retail Group, Ltd.                                         2,962,500    2,223,683       0.1%
    Tencent Holdings, Ltd.                                             4,351,400   88,543,644       2.0%
#   Tingyi Cayman Islands Holding Corp.                                2,860,000    3,346,358       0.1%
    Travelsky Technology, Ltd. Class H                                   454,000      843,681       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                   256,000      969,491       0.0%
    Uni-President China Holdings, Ltd.                                   324,000      301,731       0.0%
#   Want Want China Holdings, Ltd.                                     5,137,000    3,933,475       0.1%
#   Weichai Power Co., Ltd. Class H                                      861,400    1,036,612       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H             314,600      518,125       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                                718,000      407,790       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                          106,215      596,928       0.0%
    Zhejiang Expressway Co., Ltd. Class H                              1,470,000    1,501,880       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                        351,000    1,997,098       0.1%
#   Zijin Mining Group Co., Ltd. Class H                               3,699,000    1,229,262       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   1,589,400      536,256       0.0%
#   ZTE Corp. Class H                                                    553,285      860,797       0.0%
                                                                                 ------------      ----
TOTAL CHINA                                                                       638,285,665      14.0%
                                                                                 ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                                    77,155      433,892       0.0%
    Banco de Bogota SA                                                    35,006      773,927       0.0%
    Bancolombia SA                                                       331,749    2,969,646       0.1%
    Bancolombia SA Sponsored ADR                                         140,271    5,427,085       0.1%
    Cementos Argos SA                                                    427,348    1,737,181       0.0%
*   Cemex Latam Holdings SA                                              138,849      636,562       0.0%
    Corp. Financiera Colombiana SA(B000C92)                               73,662      997,609       0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                                1,012       13,712       0.0%
    Ecopetrol SA                                                       2,771,514    1,376,665       0.0%
    Ecopetrol SA Sponsored ADR                                           220,479    2,191,561       0.1%
    Empresa de Energia de Bogota SA ESP                                1,425,504      925,753       0.0%
    Grupo Argos SA                                                        32,075      211,680       0.0%
    Grupo Aval Acciones y Valores SA ADR                                 112,983      914,032       0.0%
    Grupo de Inversiones Suramericana SA                                 243,024    3,284,466       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo Nutresa SA                                   201,423 $ 1,838,388       0.0%
    Interconexion Electrica SA ESP                     609,290   1,860,793       0.1%
    Isagen SA ESP                                    1,309,791   1,887,426       0.1%
                                                               -----------       ---
TOTAL COLOMBIA                                                  27,480,378       0.6%
                                                               -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                           256,338   5,005,955       0.1%
    Komercni banka A.S.                                 13,396   2,755,159       0.1%
    O2 Czech Republic A.S.                              17,569     178,600       0.0%
    Pegas Nonwovens SA                                   5,839     205,260       0.0%
    Philip Morris CR A.S.                                  689     361,630       0.0%
*   Unipetrol A.S.                                      45,807     370,616       0.0%
                                                               -----------       ---
TOTAL CZECH REPUBLIC                                             8,877,220       0.2%
                                                               -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR      1,260,257   4,706,699       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR        774       1,280       0.0%
*   Global Telecom Holding SAE GDR                     640,757   1,057,645       0.0%
                                                               -----------       ---
TOTAL EGYPT                                                      5,765,624       0.1%
                                                               -----------       ---
GREECE -- (0.3%)
    Aegean Airlines SA                                  38,061     349,203       0.0%
*   Alpha Bank AE                                      105,217     228,620       0.0%
    Athens Water Supply & Sewage Co. SA (The)           31,795     167,587       0.0%
*   Eurobank Ergasias SA                                   331         280       0.0%
    FF Group                                            34,149     703,259       0.0%
*   Hellenic Petroleum SA                              112,224     496,106       0.0%
    Hellenic Telecommunications Organization SA        340,319   3,313,126       0.1%
*   JUMBO SA                                           168,373   2,205,374       0.1%
    Metka SA                                             2,055      15,724       0.0%
    Motor Oil Hellas Corinth Refineries SA              96,253   1,099,057       0.0%
    Mytilineos Holdings SA                               3,958      15,893       0.0%
*   National Bank of Greece SA                         128,189      38,292       0.0%
    OPAP SA                                            278,698   2,106,809       0.1%
*   Piraeus Bank SA                                     20,676       6,126       0.0%
    Public Power Corp. SA                              144,358     479,422       0.0%
    Titan Cement Co. SA                                 61,385   1,400,294       0.0%
                                                               -----------       ---
TOTAL GREECE                                                    12,625,172       0.3%
                                                               -----------       ---
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.           773,065   1,342,778       0.1%
    MOL Hungarian Oil & Gas P.L.C.                      86,115   5,261,715       0.1%
    OTP Bank P.L.C.                                    218,678   5,794,328       0.1%
    Richter Gedeon Nyrt                                213,864   4,248,532       0.1%
                                                               -----------       ---
TOTAL HUNGARY                                                   16,647,353       0.4%
                                                               -----------       ---
INDIA -- (11.7%)
    ABB India, Ltd.                                     33,317     647,011       0.0%
    ACC, Ltd.                                           64,891   1,407,517       0.0%
    Adani Ports & Special Economic Zone, Ltd.          735,627   2,630,626       0.1%
*   Adani Transmissions, Ltd.                          260,707     123,705       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd.        690,196 $ 1,532,398       0.0%
    Aditya Birla Nuvo, Ltd.                      132,730   1,706,688       0.0%
    Ajanta Pharma, Ltd.                            5,556     126,165       0.0%
    Alembic Pharmaceuticals, Ltd.                 15,209     137,188       0.0%
    Alstom T&D India, Ltd.                        17,621     100,169       0.0%
    Amara Raja Batteries, Ltd.                    79,101   1,143,171       0.0%
    Ambuja Cements, Ltd.                       1,004,466   3,337,685       0.1%
    Apollo Hospitals Enterprise, Ltd.            129,872   2,559,766       0.1%
    Ashok Leyland, Ltd.                        1,234,034   1,990,179       0.0%
    Asian Paints, Ltd.                           474,671   6,204,150       0.1%
    Aurobindo Pharma, Ltd.                       625,132   7,123,941       0.2%
    Axis Bank, Ltd.                            2,058,467  14,584,815       0.3%
    Bajaj Auto, Ltd.                             155,378   5,815,124       0.1%
    Bajaj Finance, Ltd.                           38,219   3,935,619       0.1%
    Bajaj Finserv, Ltd.                           63,353   1,770,879       0.0%
    Bajaj Holdings & Investment, Ltd.             53,068   1,150,286       0.0%
    Bank of Baroda                               910,704   2,156,172       0.1%
    Berger Paints India, Ltd.                    236,486     914,024       0.0%
    Bharat Electronics, Ltd.                      51,903     919,028       0.0%
    Bharat Forge, Ltd.                           240,753   2,892,920       0.1%
    Bharat Heavy Electricals, Ltd.             1,315,511   2,480,981       0.1%
    Bharat Petroleum Corp., Ltd.                 243,122   3,582,313       0.1%
    Bharti Airtel, Ltd.                        1,447,872   7,931,348       0.2%
    Blue Dart Express, Ltd.                        5,432     463,127       0.0%
    Bosch, Ltd.                                    8,365   2,466,727       0.1%
    Britannia Industries, Ltd.                    26,712   1,149,388       0.0%
    Cadila Healthcare, Ltd.                      362,605   1,780,548       0.0%
    Cairn India, Ltd.                            655,103   1,438,109       0.0%
    Castrol India, Ltd.                           38,740     230,447       0.0%
    Cipla, Ltd.                                  567,858   4,593,057       0.1%
    Colgate-Palmolive India, Ltd.                142,544   1,808,593       0.0%
    Container Corp. Of India, Ltd.                55,130   1,123,424       0.0%
    CRISIL, Ltd.                                   6,904     203,407       0.0%
    Cummins India, Ltd.                           94,559   1,257,639       0.0%
    Dabur India, Ltd.                            743,476   3,076,755       0.1%
    Divi's Laboratories, Ltd.                    186,164   2,939,919       0.1%
    DLF, Ltd.                                    371,230     724,101       0.0%
    Dr Reddy's Laboratories, Ltd.                 71,015   3,275,965       0.1%
    Dr Reddy's Laboratories, Ltd. ADR            148,465   6,770,004       0.2%
    Eicher Motors, Ltd.                           20,610   6,191,565       0.1%
    Emami, Ltd.                                   90,332   1,366,823       0.0%
    Exide Industries, Ltd.                       307,619     680,798       0.0%
    GAIL India, Ltd.                             575,655   3,105,784       0.1%
    GAIL India, Ltd. GDR                          28,791     924,482       0.0%
    Gillette India, Ltd.                           3,761     235,272       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.     14,937   1,328,345       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.         13,217     741,595       0.0%
    Glenmark Pharmaceuticals, Ltd.               316,017   3,937,344       0.1%
    Godrej Consumer Products, Ltd.               168,863   3,349,652       0.1%
    Godrej Industries, Ltd.                       48,714     256,549       0.0%
    Grasim Industries, Ltd.                        6,300     387,584       0.0%
    Havells India, Ltd.                          407,089   2,035,264       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
INDIA -- (Continued)
    HCL Technologies, Ltd.                          786,097 $ 8,873,880       0.2%
    HDFC Bank, Ltd.                               1,530,953  25,879,410       0.6%
    Hero MotoCorp, Ltd.                             156,975   6,852,667       0.2%
    Hindalco Industries, Ltd.                     1,549,771   2,239,810       0.1%
    Hindustan Petroleum Corp., Ltd.                 115,630   1,452,133       0.0%
    Hindustan Unilever, Ltd.                      1,148,145  15,033,549       0.3%
    Housing Development Finance Corp., Ltd.         716,490  11,757,987       0.3%
    ICICI Bank, Ltd.                              1,656,257   5,872,043       0.1%
    ICICI Bank, Ltd. Sponsored ADR                1,043,395   7,355,935       0.2%
    Idea Cellular, Ltd.                           2,689,000   4,805,076       0.1%
*   IDFC Bank, Ltd.                                 601,656     430,359       0.0%
    Indiabulls Housing Finance, Ltd.                546,591   5,736,546       0.1%
    Indian Oil Corp., Ltd.                          612,255   3,983,727       0.1%
    IndusInd Bank, Ltd.                             390,301   6,154,722       0.1%
    Infosys, Ltd.                                 1,886,232  34,259,997       0.8%
    Infosys, Ltd. Sponsored ADR                     847,888  15,940,294       0.4%
    ITC, Ltd.                                     3,264,295  16,012,953       0.4%
    JSW Energy, Ltd.                                804,897     813,632       0.0%
    JSW Steel, Ltd.                                 366,359   7,564,170       0.2%
    Kansai Nerolac Paints, Ltd.                       4,919      21,178       0.0%
*   KAYA, Ltd.                                        2,327      30,344       0.0%
    Kotak Mahindra Bank, Ltd.                       494,765   5,333,311       0.1%
    Larsen & Toubro, Ltd.                           363,180   6,838,616       0.2%
    LIC Housing Finance, Ltd.                       847,563   5,901,192       0.1%
    Lupin, Ltd.                                     355,461   8,578,117       0.2%
    Mahindra & Mahindra Financial Services, Ltd.    268,646   1,213,025       0.0%
    Mahindra & Mahindra, Ltd.                       678,651  13,595,934       0.3%
    Marico, Ltd.                                    748,884   2,932,084       0.1%
    Maruti Suzuki India, Ltd.                       138,331   7,896,447       0.2%
    Max Financial Services, Ltd.                     75,452     412,149       0.0%
    MAX India, Ltd.                                  75,452     142,664       0.0%
*   Max Ventures & Industries, Ltd.                  15,090      16,135       0.0%
    Motherson Sumi Systems, Ltd.                    542,274   2,045,189       0.1%
    MRF, Ltd.                                         2,969   1,508,403       0.0%
    Nestle India, Ltd.                               37,106   3,193,513       0.1%
    NHPC, Ltd.                                    2,310,835     718,534       0.0%
    NTPC, Ltd.                                    1,434,092   3,012,621       0.1%
    Oil & Natural Gas Corp., Ltd.                   989,305   3,238,067       0.1%
    Oil India, Ltd.                                 221,777   1,105,960       0.0%
    Oracle Financial Services Software, Ltd.         27,493   1,492,836       0.0%
    Page Industries, Ltd.                             9,049   1,709,551       0.0%
    Petronet LNG, Ltd.                              398,083   1,576,156       0.0%
    Pidilite Industries, Ltd.                       196,824   1,788,262       0.0%
    Piramal Enterprises, Ltd.                        97,504   1,771,013       0.0%
    Power Finance Corp., Ltd.                       773,284   2,080,797       0.1%
    Power Grid Corp. of India, Ltd.               1,556,300   3,360,227       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.     10,286     976,979       0.0%
    Rajesh Exports, Ltd.                            124,035   1,105,732       0.0%
*   Reliance Communications, Ltd.                 3,093,773   2,602,697       0.1%
    Reliance Industries, Ltd.                     1,625,226  23,982,462       0.5%
    Reliance Power, Ltd.                            327,864     250,493       0.0%
    Rural Electrification Corp., Ltd.               756,926   2,026,597       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
INDIA -- (Continued)
    Shree Cement, Ltd.                           10,928 $  2,098,311       0.1%
    Shriram Transport Finance Co., Ltd.         268,934    3,866,760       0.1%
    Siemens, Ltd.                                65,181    1,109,689       0.0%
    State Bank of India                       1,858,229    5,276,368       0.1%
    Sun Pharmaceutical Industries, Ltd.       1,259,691   15,406,140       0.3%
    Sun TV Network, Ltd.                        162,689      910,475       0.0%
    Sundaram Finance, Ltd.                       11,848      225,427       0.0%
    Tata Consultancy Services, Ltd.             720,066   27,544,405       0.6%
*   Tata Motors, Ltd.                         1,818,079   11,124,203       0.2%
*   Tata Motors, Ltd. Sponsored ADR              84,855    2,577,895       0.1%
    Tata Power Co., Ltd.                      2,105,165    2,224,211       0.1%
    Tata Steel, Ltd.                            683,642    3,626,239       0.1%
    Tech Mahindra, Ltd.                         955,950    6,969,725       0.2%
    Titan Co., Ltd.                             329,228    1,762,007       0.0%
    Torrent Pharmaceuticals, Ltd.                94,358    2,034,583       0.0%
    Ultratech Cement, Ltd.                       43,023    2,045,085       0.1%
    United Breweries, Ltd.                       96,720    1,103,910       0.0%
*   United Spirits, Ltd.                         58,173    2,077,249       0.1%
    UPL, Ltd.                                   812,040    6,594,838       0.2%
    Vedanta, Ltd.                             3,139,759    4,901,626       0.1%
    Vedanta, Ltd. ADR                            42,052      264,087       0.0%
    Wipro, Ltd.                                 732,279    6,090,907       0.1%
*   Wockhardt, Ltd.                              44,985      668,412       0.0%
    Yes Bank, Ltd.                              271,196    3,836,307       0.1%
    Zee Entertainment Enterprises, Ltd.         719,876    4,497,965       0.1%
                                                        ------------      ----
TOTAL INDIA                                              549,059,134      12.1%
                                                        ------------      ----
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT                      37,523,800    2,068,313       0.0%
    AKR Corporindo Tbk PT                     1,809,000      888,631       0.0%
    Astra Agro Lestari Tbk PT                 1,001,000    1,219,520       0.0%
    Astra International Tbk PT               23,646,410   11,999,477       0.3%
    Bank Central Asia Tbk PT                 15,447,700   15,245,332       0.3%
    Bank Danamon Indonesia Tbk PT             5,763,579    1,435,876       0.0%
    Bank Mandiri Persero Tbk PT              11,092,217    8,063,201       0.2%
    Bank Negara Indonesia Persero Tbk PT     14,471,622    5,010,541       0.1%
*   Bank Pan Indonesia Tbk PT                 4,179,900      248,217       0.0%
    Bank Rakyat Indonesia Persero Tbk PT     15,742,100   12,302,222       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT     690,400      140,103       0.0%
*   Bayan Resources Tbk PT                       79,500       47,937       0.0%
    Bumi Serpong Damai Tbk PT                15,448,500    2,156,616       0.1%
    Charoen Pokphand Indonesia Tbk PT        10,504,800    2,947,274       0.1%
    Ciputra Development Tbk PT               12,854,895    1,209,069       0.0%
    Gudang Garam Tbk PT                         675,500    3,539,947       0.1%
    Holcim Indonesia Tbk PT                     677,000       53,033       0.0%
    Indocement Tunggal Prakarsa Tbk PT        2,000,200    2,979,634       0.1%
    Indofood CBP Sukses Makmur Tbk PT         1,728,400    1,998,083       0.0%
    Indofood Sukses Makmur Tbk PT            11,903,400    6,398,012       0.1%
*   Indosat Tbk PT                            1,720,800      874,124       0.0%
    Jasa Marga Persero Tbk PT                 3,626,900    1,494,476       0.0%
    Kalbe Farma Tbk PT                       32,614,300    3,391,182       0.1%
    Lippo Karawaci Tbk PT                    40,640,200    3,122,564       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
    Matahari Department Store Tbk PT                        1,100,700 $  1,578,253       0.0%
    Mayora Indah Tbk PT                                       862,133    2,303,502       0.1%
    Media Nusantara Citra Tbk PT                           12,992,900    2,302,698       0.1%
*   MNC Sky Vision Tbk PT                                     143,100       14,027       0.0%
    Pakuwon Jati Tbk PT                                    58,500,300    2,317,848       0.1%
*   Panasia Indo Resources Tbk PT                              56,500        3,299       0.0%
    Pembangunan Perumahan Persero Tbk PT                    2,790,800      773,499       0.0%
    Perusahaan Gas Negara Persero Tbk                      13,090,800    2,586,849       0.1%
    Sawit Sumbermas Sarana Tbk PT                           4,401,900      618,603       0.0%
    Semen Indonesia Persero Tbk PT                          6,596,100    4,930,473       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT            1,116,500      249,436       0.0%
    Sumber Alfaria Trijaya Tbk PT                             255,200       11,610       0.0%
    Summarecon Agung Tbk PT                                21,383,500    2,522,848       0.1%
    Surya Citra Media Tbk PT                               10,255,200    2,477,679       0.1%
    Telekomunikasi Indonesia Persero Tbk PT                39,175,700   10,510,560       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      98,384    5,250,754       0.1%
*   Tower Bersama Infrastructure Tbk PT                     2,884,000    1,292,196       0.0%
*   Trada Maritime Tbk PT                                   1,271,100        4,819       0.0%
    Unilever Indonesia Tbk PT                               2,121,800    6,833,835       0.2%
    United Tractors Tbk PT                                  4,899,996    5,546,916       0.1%
*   Vale Indonesia Tbk PT                                   3,171,900      445,541       0.0%
    Waskita Karya Persero Tbk PT                            6,283,179    1,113,124       0.0%
*   XL Axiata Tbk PT                                        7,703,800    2,052,930       0.0%
                                                                      ------------       ---
TOTAL INDONESIA                                                        144,574,683       3.2%
                                                                      ------------       ---
MALAYSIA -- (4.2%)
    Aeon Co. M Bhd                                            339,500      244,865       0.0%
    Affin Holdings Bhd                                      1,020,700      605,351       0.0%
    Alliance Financial Group Bhd                            2,238,000    2,291,487       0.1%
    AMMB Holdings Bhd                                       5,459,859    6,323,457       0.1%
    Astro Malaysia Holdings Bhd                             2,488,700    1,760,253       0.0%
    Axiata Group Bhd                                        3,812,314    5,506,549       0.1%
    Batu Kawan Bhd                                            105,400      485,278       0.0%
*   Berjaya Land Bhd                                           53,000        9,438       0.0%
    BIMB Holdings Bhd                                       1,143,255    1,125,785       0.0%
    Boustead Holdings Bhd                                     309,086      307,615       0.0%
    British American Tobacco Malaysia Bhd                     212,600    2,495,156       0.1%
*   Bumi Armada Bhd                                         2,858,800      577,221       0.0%
    Bursa Malaysia Bhd                                        394,500      848,683       0.0%
    Cahya Mata Sarawak Bhd                                    669,400      657,147       0.0%
    CIMB Group Holdings Bhd                                 6,394,272    7,630,032       0.2%
    Dialog Group Bhd                                        4,981,118    2,024,203       0.1%
    DiGi.Com Bhd                                            5,805,020    6,532,523       0.1%
    Felda Global Ventures Holdings Bhd                        379,100      140,451       0.0%
    Gamuda Bhd                                              2,395,200    2,910,603       0.1%
    Genting Bhd                                             3,866,300    8,740,308       0.2%
    Genting Malaysia Bhd                                    3,837,600    4,384,715       0.1%
    Genting Plantations Bhd                                   325,000      890,027       0.0%
    HAP Seng Consolidated Bhd                               1,066,700    2,091,852       0.1%
    Hartalega Holdings Bhd                                  1,084,200    1,190,569       0.0%
    Hong Leong Bank Bhd                                     1,040,166    3,580,387       0.1%
    Hong Leong Financial Group Bhd                            744,483    2,843,103       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
MALAYSIA -- (Continued)
    IHH Healthcare Bhd                                         2,243,200 $  3,757,779       0.1%
    IJM Corp. Bhd                                              7,006,462    6,183,559       0.1%
    IOI Corp. Bhd                                              4,711,405    5,319,273       0.1%
    IOI Properties Group Bhd                                   2,347,943    1,453,030       0.0%
    Kuala Lumpur Kepong Bhd                                      504,800    3,088,025       0.1%
*   Kulim Malaysia Bhd                                           548,200      555,716       0.0%
    Lafarge Malaysia Bhd                                         659,480    1,477,754       0.0%
    LPI Capital Bhd                                               25,950      101,711       0.0%
    Magnum Bhd                                                   139,300       86,619       0.0%
    Malayan Banking Bhd                                        5,792,259   13,223,798       0.3%
    Malaysia Airports Holdings Bhd                             1,492,441    2,558,613       0.1%
    Maxis Bhd                                                  2,881,400    4,123,232       0.1%
    MISC Bhd                                                   1,298,098    2,805,948       0.1%
    MMC Corp. Bhd                                              1,978,300    1,063,935       0.0%
    Nestle Malaysia Bhd                                           47,800      917,009       0.0%
    Oriental Holdings Bhd                                         24,100       42,862       0.0%
    Petronas Chemicals Group Bhd                               3,567,800    6,126,161       0.1%
    Petronas Dagangan Bhd                                        367,500    2,242,349       0.1%
    Petronas Gas Bhd                                             890,500    5,006,693       0.1%
    PPB Group Bhd                                                900,800    3,724,511       0.1%
    Public Bank Bhd                                            3,537,614   16,921,955       0.4%
    QL Resources Bhd                                             630,900      705,865       0.0%
    RHB Capital Bhd                                            1,179,179    1,845,635       0.0%
    Sapurakencana Petroleum Bhd                               10,900,700    4,587,737       0.1%
    Sime Darby Bhd                                             3,639,627    7,163,485       0.2%
    SP Setia Bhd Group                                         1,038,380      855,652       0.0%
    Sunway Bhd                                                 1,710,000    1,370,119       0.0%
    Sunway Construction Group Bhd                                182,400       75,578       0.0%
    Telekom Malaysia Bhd                                       1,435,664    2,443,251       0.1%
    Tenaga Nasional Bhd                                        4,375,250   16,072,346       0.4%
    Top Glove Corp. Bhd                                          773,600      981,552       0.0%
    UEM Sunrise Bhd                                            2,331,937      606,926       0.0%
    UMW Holdings Bhd                                           1,515,766    2,542,640       0.1%
    United Plantations Bhd                                        61,000      418,584       0.0%
    Westports Holdings Bhd                                     1,509,000    1,600,249       0.0%
    YTL Corp. Bhd                                             16,425,686    6,555,314       0.1%
    YTL Power International Bhd                                3,177,547    1,219,270       0.0%
                                                                         ------------       ---
TOTAL MALAYSIA                                                            196,021,793       4.3%
                                                                         ------------       ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                                8,197,783   15,419,102       0.3%
    America Movil S.A.B. de C.V. Series L                     46,329,297   32,798,740       0.7%
    America Movil S.A.B. de C.V. Series L ADR                     22,528      318,997       0.0%
    Arca Continental S.A.B. de C.V.                              688,801    4,751,442       0.1%
*   Cemex S.A.B. de C.V.                                      10,756,422    7,990,112       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                         1,691,965   12,605,141       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                      510,276    4,448,582       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  36,634    3,197,782       0.1%
*   Corp Interamericana de Entretenimiento SAB de CV Class B       8,726        7,851       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        185,660    2,109,909       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                  1,793,669   16,720,400       0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       39,796    3,709,385       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                             SHARES     VALUE++    OF NET ASSETS**
                                                                           ---------- ------------ ---------------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V. Class B                                              541,859 $  7,898,295       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                        15,027    1,418,849       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                   469,811    4,436,056       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                         32,867    5,056,259       0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                                     2,480,779    7,554,238       0.2%
    Grupo Carso S.A.B. de C.V. Series A1                                      911,747    4,391,631       0.1%
    Grupo Elektra S.A.B. de C.V.                                               86,674    1,629,736       0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O                         4,709,628   26,777,401       0.6%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O                         3,529,863    6,918,303       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                3,362,943    6,168,942       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR               84,444      771,818       0.0%
    Grupo Lala S.A.B. de C.V.                                                 964,251    2,578,674       0.1%
    Grupo Mexico S.A.B. de C.V. Series B                                    6,024,993   15,324,560       0.3%
*   Grupo Qumma SA de C.V. Series B                                             1,591           --       0.0%
    Grupo Sanborns S.A.B. de C.V.                                              28,885       39,908       0.0%
    Grupo Televisa S.A.B. Series CPO                                        3,292,769   19,196,248       0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                       132,800    3,881,744       0.1%
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.   2,362,916    3,254,998       0.1%
    Industrias Penoles S.A.B. de C.V.                                         252,581    3,946,099       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                            410,039    1,599,435       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                         2,348,560    5,583,148       0.1%
*   La Comer S.A.B. de C.V.                                                   758,975      794,062       0.0%
    Megacable Holdings S.A.B. de C.V.                                          89,863      415,556       0.0%
    Mexichem S.A.B. de C.V.                                                 2,745,879    6,936,259       0.2%
*   Minera Frisco S.A.B. de C.V.                                               91,909       65,868       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                             1,102,476    2,653,558       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.                   389,314    4,935,484       0.1%
*   Savia SA Class A                                                          120,000           --       0.0%
*   Telesites SAB de C.V.                                                   1,313,595      809,322       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                       7,054,235   17,434,012       0.4%
                                                                                      ------------       ---
TOTAL MEXICO                                                                           266,547,906       5.8%
                                                                                      ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                  6,659       59,465       0.0%
*   Cia de Minas Buenaventura SAA ADR                                         139,674    1,417,691       0.0%
    Credicorp, Ltd.                                                            76,489   11,123,030       0.3%
    Grana y Montero SAA Sponsored ADR                                          62,484      430,515       0.0%
                                                                                      ------------       ---
TOTAL PERU                                                                              13,030,701       0.3%
                                                                                      ------------       ---
PHILIPPINES -- (1.8%)
    Aboitiz Equity Ventures, Inc.                                           2,259,870    3,194,740       0.1%
    Aboitiz Power Corp.                                                     2,462,500    2,355,745       0.1%
    Alliance Global Group, Inc.                                             7,817,700    2,413,702       0.1%
    Ayala Corp.                                                               284,537    4,673,179       0.1%
    Ayala Land, Inc.                                                        9,207,218    6,793,301       0.1%
    Bank of the Philippine Islands                                          1,179,853    2,276,237       0.0%
    BDO Unibank, Inc.                                                       2,525,651    5,380,521       0.1%
    DMCI Holdings, Inc.                                                     9,941,400    2,639,819       0.1%
    Emperador, Inc.                                                         1,850,900      313,060       0.0%
    Energy Development Corp.                                               26,284,600    3,301,510       0.1%
*   Fwbc Holdings, Inc.                                                     2,006,957           --       0.0%
    Globe Telecom, Inc.                                                        52,815    2,467,410       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    GT Capital Holdings, Inc.                                131,905 $ 3,839,673       0.1%
    International Container Terminal Services, Inc.        1,287,400   1,782,349       0.0%
    JG Summit Holdings, Inc.                               1,717,070   2,978,587       0.1%
    Jollibee Foods Corp.                                     695,840   3,404,066       0.1%
    LT Group, Inc.                                         3,963,600   1,300,207       0.0%
    Manila Electric Co.                                      317,750   2,324,263       0.1%
    Megaworld Corp.                                       23,849,800   1,913,012       0.0%
    Metro Pacific Investments Corp.                       24,178,700   2,991,278       0.1%
    Metropolitan Bank & Trust Co.                            686,545   1,188,852       0.0%
    Philippine Long Distance Telephone Co.                    90,610   3,312,511       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR      50,043   1,846,587       0.0%
*   Philippine National Bank                                 349,148     381,023       0.0%
    Puregold Price Club, Inc.                              1,430,300   1,225,990       0.0%
    Robinsons Land Corp.                                   3,952,800   2,281,399       0.0%
    Robinsons Retail Holdings, Inc.                          360,960     591,690       0.0%
    San Miguel Corp.                                       1,277,170   1,824,181       0.0%
    Security Bank Corp.                                       42,540     154,062       0.0%
    Semirara Mining & Power Corp.                            503,180   1,361,450       0.0%
    SM Investments Corp.                                     188,622   3,789,357       0.1%
    SM Prime Holdings, Inc.                                8,486,110   4,092,156       0.1%
*   Top Frontier Investment Holdings, Inc.                    42,789     127,690       0.0%
    Universal Robina Corp.                                 1,282,840   5,696,604       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     84,216,211       1.8%
                                                                     -----------       ---
POLAND -- (1.6%)
*   Alior Bank SA                                             68,031   1,230,858       0.0%
    Bank Handlowy w Warszawie SA                              41,312     801,317       0.0%
*   Bank Millennium SA                                       981,408   1,285,548       0.0%
    Bank Pekao SA                                            111,545   4,536,223       0.1%
    Bank Zachodni WBK SA                                      50,450   3,508,585       0.1%
    Budimex SA                                                   505      25,802       0.0%
    CCC SA                                                    25,137   1,120,901       0.0%
*   Cyfrowy Polsat SA                                        393,451   2,504,986       0.1%
    Enea SA                                                  317,846     982,673       0.0%
    Energa SA                                                214,565     699,081       0.0%
    Eurocash SA                                              112,176   1,602,748       0.0%
*   Grupa Azoty SA                                            78,276   1,782,620       0.0%
*   Grupa Lotos SA                                           137,497   1,068,996       0.0%
    ING Bank Slaski SA                                        39,521   1,263,275       0.0%
    KGHM Polska Miedz SA                                     408,675   7,967,567       0.2%
    LPP SA                                                     1,578   2,329,407       0.1%
*   mBank SA                                                  26,866   2,269,626       0.1%
    Orange Polska SA                                       1,116,971   1,820,228       0.1%
    PGE Polska Grupa Energetyczna SA                       2,528,965   8,732,650       0.2%
    Polski Koncern Naftowy Orlen SA                          649,675  11,717,192       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA             2,283,734   3,041,826       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA              964,323   6,179,519       0.1%
    Powszechny Zaklad Ubezpieczen SA                         780,760   7,066,840       0.2%
    Synthos SA                                               848,438     904,748       0.0%
    Tauron Polska Energia SA                               2,120,002   1,643,410       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          76,086,626       1.7%
                                                                     -----------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR                 5,279,647 $27,432,935       0.6%
    LUKOIL PJSC ADR                             257,005  10,950,368       0.3%
    Magnitogorsk Iron & Steel Works OJSC GDR    197,103     948,222       0.0%
*   Mail.ru Group, Ltd. GDR                      41,223     835,929       0.0%
    MegaFon PJSC GDR                             90,639   1,044,043       0.0%
    MMC Norilsk Nickel PJSC ADR                 406,377   6,005,144       0.1%
    NOVATEK OAO GDR                              41,632   4,017,691       0.1%
    Novolipetsk Steel PJSC GDR                  123,601   1,678,930       0.1%
    Phosagro OAO GDR                             65,933   1,022,504       0.0%
    Ros Agro P.L.C. GDR                          24,028     365,212       0.0%
    Rosneft OAO GDR                             833,683   4,575,342       0.1%
    Rostelecom PJSC Sponsored ADR                78,867     710,271       0.0%
    RusHydro PJSC ADR                         1,329,772   1,357,255       0.0%
    Sberbank of Russia PJSC Sponsored ADR     1,818,206  14,618,609       0.3%
    Severstal PAO GDR                           216,701   2,523,759       0.1%
    Tatneft PAO Sponsored ADR                   266,980   8,416,292       0.2%
    VTB Bank PJSC GDR                         1,308,239   2,810,928       0.1%
                                                        -----------       ---
TOTAL RUSSIA                                             89,313,434       2.0%
                                                        -----------       ---
SOUTH AFRICA -- (8.6%)
*   African Bank Investments, Ltd.              709,671       2,896       0.0%
*   Anglo American Platinum, Ltd.               128,669   3,729,335       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR     1,637,102  26,930,328       0.6%
    Aspen Pharmacare Holdings, Ltd.             447,818  10,564,836       0.2%
    AVI, Ltd.                                   706,767   4,385,146       0.1%
    Barclays Africa Group, Ltd.                 994,882  10,074,399       0.2%
    Bidvest Group, Ltd. (The)                   778,465  19,778,039       0.4%
*   Brait SE                                    207,165   2,317,909       0.1%
    Capitec Bank Holdings, Ltd.                  74,284   3,082,316       0.1%
    Coronation Fund Managers, Ltd.              175,196     910,240       0.0%
    Discovery, Ltd.                             618,693   5,537,324       0.1%
    Distell Group, Ltd.                          70,509     787,935       0.0%
    Exxaro Resources, Ltd.                       89,766     569,726       0.0%
    FirstRand, Ltd.                           4,730,180  15,203,319       0.3%
    Foschini Group, Ltd. (The)                  573,748   6,163,550       0.1%
    Gold Fields, Ltd. Sponsored ADR           2,642,178  12,418,237       0.3%
*   Impala Platinum Holdings, Ltd.              529,779   2,206,250       0.0%
    Imperial Holdings, Ltd.                     618,348   6,461,456       0.1%
    Investec, Ltd.                              841,341   6,495,602       0.1%
*   Kumba Iron Ore, Ltd.                         96,985     788,199       0.0%
    Liberty Holdings, Ltd.                      488,177   4,795,429       0.1%
    Life Healthcare Group Holdings, Ltd.      2,602,500   6,827,139       0.2%
    Mediclinic International P.L.C.             508,102   6,708,540       0.1%
    MMI Holdings, Ltd.                        3,434,229   5,723,342       0.1%
    Mondi, Ltd.                                 273,651   5,268,818       0.1%
    Mr. Price Group, Ltd.                       545,010   6,928,551       0.2%
    MTN Group, Ltd.                           2,516,919  26,348,362       0.6%
    Naspers, Ltd. Class N                       370,571  50,994,756       1.1%
    Nedbank Group, Ltd.                         634,489   8,108,013       0.2%
    Netcare, Ltd.                             2,630,152   6,706,572       0.1%
    Pick n Pay Stores, Ltd.                     473,477   2,456,264       0.1%
    Pioneer Foods Group, Ltd.                   225,369   2,638,631       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    PSG Group, Ltd.                                       140,989 $  1,969,026       0.0%
    Sanlam, Ltd.                                        2,701,304   13,118,521       0.3%
    Santam, Ltd.                                           27,273      450,230       0.0%
*   Sappi, Ltd.                                           935,580    4,057,674       0.1%
    Sasol, Ltd.                                           130,693    4,274,988       0.1%
    Sasol, Ltd. Sponsored ADR                             778,314   25,520,916       0.6%
    Shoprite Holdings, Ltd.                               951,195   11,447,554       0.3%
    Spar Group, Ltd. (The)                                284,382    4,250,330       0.1%
    Standard Bank Group, Ltd.                           1,835,594   16,484,257       0.4%
    Steinhoff International Holdings NV                 3,126,745   19,559,450       0.4%
    Telkom SA SOC, Ltd.                                   838,393    3,342,747       0.1%
    Tiger Brands, Ltd.                                    227,557    5,633,884       0.1%
    Truworths International, Ltd.                         949,415    7,089,479       0.2%
    Tsogo Sun Holdings, Ltd.                              311,671      582,819       0.0%
    Vodacom Group, Ltd.                                   520,334    6,049,893       0.1%
    Woolworths Holdings, Ltd.                           1,765,305   11,367,319       0.3%
                                                                  ------------       ---
TOTAL SOUTH AFRICA                                                 407,110,546       8.9%
                                                                  ------------       ---
SOUTH KOREA -- (14.2%)
    Amorepacific Corp.                                     38,725   13,810,860       0.3%
    AMOREPACIFIC Group                                     35,323    5,185,184       0.1%
    BGF retail Co., Ltd.                                      136       22,126       0.0%
    BNK Financial Group, Inc.                             620,267    5,044,715       0.1%
*   Celltrion, Inc.                                        65,022    5,720,835       0.1%
    Cheil Worldwide, Inc.                                  73,456    1,080,045       0.0%
    CJ CGV Co., Ltd.                                       16,235    1,625,828       0.0%
    CJ CheilJedang Corp.                                   16,081    5,341,682       0.1%
    CJ Corp.                                               27,709    5,185,950       0.1%
    CJ E&M Corp.                                           19,443    1,144,033       0.0%
*   CJ Korea Express Corp.                                  4,508      767,618       0.0%
*   Com2uSCorp                                              8,809      996,618       0.0%
    Coway Co., Ltd.                                        70,382    6,093,512       0.1%
    Daelim Industrial Co., Ltd.                            45,910    3,633,252       0.1%
*   Daewoo Engineering & Construction Co., Ltd.           133,508      740,726       0.0%
    Daewoo Securities Co., Ltd.                           220,071    1,583,849       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    165,407      796,435       0.0%
    DGB Financial Group, Inc.                             246,269    1,977,228       0.1%
    Dongbu Insurance Co., Ltd.                             76,322    4,678,208       0.1%
    Dongsuh Cos Inc.                                       21,475      605,702       0.0%
    Dongwon F&B Co., Ltd.                                     571      147,181       0.0%
#   Dongwon Systems Corp.                                   2,204      152,376       0.0%
#   Doosan Corp.                                           23,998    2,255,548       0.1%
    Doosan Heavy Industries & Construction Co., Ltd.      115,996    2,640,739       0.1%
    E-MART, Inc.                                           23,438    3,764,682       0.1%
    Grand Korea Leisure Co., Ltd.                          38,572      974,783       0.0%
    Green Cross Corp.                                       3,906      590,334       0.0%
    Green Cross Holdings Corp.                             18,294      563,102       0.0%
*   GS Engineering & Construction Corp.                    78,050    2,105,911       0.1%
    GS Holdings Corp.                                      87,075    4,203,714       0.1%
    GS Retail Co., Ltd.                                    21,329      997,965       0.0%
    Hana Financial Group, Inc.                            477,076   10,698,214       0.2%
    Hankook Tire Co., Ltd.                                166,875    7,761,922       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                       ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hanmi Pharm Co., Ltd.                                2,680 $ 1,396,647       0.0%
    Hanmi Science Co., Ltd.                              7,396     877,017       0.0%
    Hanon Systems                                      189,125   1,702,624       0.0%
    Hansae Co., Ltd.                                    20,705     932,722       0.0%
    Hanssem Co., Ltd.                                   12,225   2,042,564       0.1%
    Hanwha Chemical Corp.                              119,694   2,621,091       0.1%
    Hanwha Corp.                                        97,318   3,210,363       0.1%
    Hanwha Life Insurance Co., Ltd.                    395,871   2,316,475       0.1%
    Hanwha Techwin Co., Ltd.                            38,062   1,385,504       0.0%
    Hite Jinro Co., Ltd.                                33,704     825,741       0.0%
    Hotel Shilla Co., Ltd.                              38,111   2,442,979       0.1%
    Hyosung Corp.                                       58,732   6,283,718       0.1%
    Hyundai Department Store Co., Ltd.                  23,924   3,087,103       0.1%
    Hyundai Development Co-Engineering & Construction   52,307   2,304,284       0.1%
*   Hyundai Elevator Co., Ltd.                          10,664     539,203       0.0%
    Hyundai Engineering & Construction Co., Ltd.       140,523   4,922,723       0.1%
    Hyundai Glovis Co., Ltd.                            23,344   3,880,150       0.1%
    Hyundai Greenfood Co., Ltd.                         44,457     776,325       0.0%
*   Hyundai Heavy Industries Co., Ltd.                  68,236   6,903,460       0.2%
    Hyundai Marine & Fire Insurance Co., Ltd.          158,591   4,414,361       0.1%
    Hyundai Mobis Co., Ltd.                             57,294  13,057,395       0.3%
    Hyundai Motor Co.                                  175,874  22,067,187       0.5%
#   Hyundai Securities Co., Ltd.                       227,051   1,405,755       0.0%
    Hyundai Steel Co.                                  164,371   9,015,999       0.2%
    Hyundai Wia Corp.                                   26,227   2,214,554       0.1%
    Industrial Bank of Korea                           468,370   4,978,509       0.1%
    Kakao Corp.                                         13,040   1,147,101       0.0%
    Kangwon Land, Inc.                                  95,731   3,578,592       0.1%
    KB Financial Group, Inc.                           378,420  11,578,551       0.3%
    KB Financial Group, Inc. ADR                       103,883   3,159,082       0.1%
    KB Insurance Co., Ltd.                              68,080   1,848,361       0.0%
    KCC Corp.                                            7,792   2,897,339       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.         27,560   1,822,107       0.0%
    Kia Motors Corp.                                   293,465  12,308,414       0.3%
    Kolon Industries, Inc.                              11,973     733,550       0.0%
#   Korea Aerospace Industries, Ltd.                    49,936   2,957,862       0.1%
    Korea Electric Power Corp.                         220,479  11,976,144       0.3%
    Korea Electric Power Corp. Sponsored ADR            79,658   2,142,800       0.1%
    Korea Gas Corp.                                     40,921   1,480,514       0.0%
    Korea Investment Holdings Co., Ltd.                 60,382   2,428,684       0.1%
    Korea Kolmar Co., Ltd.                              17,594   1,339,141       0.0%
    Korea Zinc Co., Ltd.                                 7,147   3,099,156       0.1%
*   Korean Air Lines Co., Ltd.                          93,709   2,394,203       0.1%
    Korean Reinsurance Co.                              14,728     171,581       0.0%
    KT Corp. Sponsored ADR                              95,200   1,295,672       0.0%
    KT&G Corp.                                         132,438  14,268,223       0.3%
    Kumho Petrochemical Co., Ltd.                       20,929   1,247,294       0.0%
    Kwangju Bank                                         9,543      75,264       0.0%
    LG Chem, Ltd.                                       42,069  10,912,448       0.2%
    LG Corp.                                           105,265   6,273,743       0.1%
    LG Display Co., Ltd.                               363,272   7,561,752       0.2%
    LG Display Co., Ltd. ADR                           808,137   8,283,404       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES    VALUE++    OF NET ASSETS**
                                               ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LG Electronics, Inc.                       205,019 $ 10,432,372       0.2%
    LG Household & Health Care, Ltd.            11,853   10,436,181       0.2%
    LG Innotek Co., Ltd.                        35,915    2,312,047       0.1%
    LG Uplus Corp.                             539,707    5,294,391       0.1%
*   Loen Entertainment, Inc.                     7,273      492,031       0.0%
    Lotte Chemical Corp.                        15,734    4,013,260       0.1%
    Lotte Chilsung Beverage Co., Ltd.              684    1,182,061       0.0%
    Lotte Shopping Co., Ltd.                    17,857    4,251,467       0.1%
    LS Corp.                                    21,498      952,637       0.0%
    LS Industrial Systems Co., Ltd.              6,817      311,378       0.0%
    Macquarie Korea Infrastructure Fund        447,213    3,323,769       0.1%
    Mando Corp.                                  9,354    1,543,129       0.0%
    Medy-Tox, Inc.                               5,027    1,858,304       0.1%
    Meritz Financial Group, Inc.                34,705      384,191       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.    54,827      775,743       0.0%
    Meritz Securities Co., Ltd.                249,896      786,174       0.0%
    Mirae Asset Securities Co., Ltd.            90,054    1,934,851       0.1%
    Muhak Co., Ltd.                             10,101      284,277       0.0%
    NAVER Corp.                                 33,801   20,032,066       0.4%
    NCSoft Corp.                                12,200    2,444,727       0.1%
    NH Investment & Securities Co., Ltd.       176,033    1,526,425       0.0%
#   NongShim Co., Ltd.                           3,534    1,157,330       0.0%
*   OCI Co., Ltd.                               27,861    2,758,092       0.1%
    Orion Corp.                                  4,535    3,689,590       0.1%
    Ottogi Corp.                                   973      695,468       0.0%
    Paradise Co., Ltd.                          26,633      403,685       0.0%
    POSCO                                       44,452    9,313,365       0.2%
    POSCO ADR                                   87,705    4,562,414       0.1%
    Posco Daewoo Corp.                          68,720    1,486,522       0.0%
    S-1 Corp.                                   14,503    1,182,887       0.0%
#   S-Oil Corp.                                 52,028    3,954,294       0.1%
    Samlip General Foods Co., Ltd.               2,676      498,735       0.0%
    Samsung C&T Corp.                           43,806    5,020,186       0.1%
    Samsung Card Co., Ltd.                      41,989    1,426,873       0.0%
    Samsung Electro-Mechanics Co., Ltd.         94,120    4,284,412       0.1%
    Samsung Electronics Co., Ltd.               97,289  106,028,534       2.3%
    Samsung Electronics Co., Ltd. GDR           52,509   28,672,951       0.6%
    Samsung Fire & Marine Insurance Co., Ltd.   48,145   12,410,969       0.3%
*   Samsung Heavy Industries Co., Ltd.         296,549    2,761,198       0.1%
    Samsung Life Insurance Co., Ltd.            68,654    6,586,119       0.2%
    Samsung SDI Co., Ltd.                       72,952    7,265,240       0.2%
    Samsung SDS Co., Ltd.                        2,556      381,116       0.0%
    Samsung Securities Co., Ltd.                53,061    1,822,329       0.0%
    Samyang Holdings Corp.                       3,274      466,438       0.0%
    Shinhan Financial Group Co., Ltd.          347,482   12,740,756       0.3%
    Shinhan Financial Group Co., Ltd. ADR       86,082    3,147,158       0.1%
    Shinsegae Co., Ltd.                          8,850    1,636,418       0.0%
    SK Chemicals Co., Ltd.                      10,422      663,583       0.0%
    SK Holdings Co., Ltd.                       43,128    8,452,662       0.2%
    SK Hynix, Inc.                             705,494   17,304,220       0.4%
    SK Innovation Co., Ltd.                     54,300    7,333,612       0.2%
    SK Networks Co., Ltd.                      173,269    1,029,148       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                               ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd.                            9,917 $  1,800,918       0.0%
    Woori Bank                                    543,488    4,993,586       0.1%
    Woori Bank Sponsored ADR                        1,026       28,292       0.0%
    Young Poong Corp.                                 416      394,434       0.0%
    Youngone Corp.                                 20,576      822,928       0.0%
    Yuhan Corp.                                     4,547    1,161,411       0.0%
                                                          ------------      ----
TOTAL SOUTH KOREA                                          668,385,666      14.7%
                                                          ------------      ----
TAIWAN -- (13.6%)
*   Acer, Inc.                                  5,322,811    1,888,298       0.1%
    Advanced Semiconductor Engineering, Inc.   12,317,929   11,852,744       0.3%
    Advantech Co., Ltd.                           400,254    2,820,889       0.1%
    Airtac International Group                    122,850      811,771       0.0%
    Asia Cement Corp.                           4,279,758    3,807,620       0.1%
    Asustek Computer, Inc.                        956,180    8,382,225       0.2%
    AU Optronics Corp.                         24,425,873    6,989,517       0.2%
    AU Optronics Corp. Sponsored ADR              326,626      914,553       0.0%
    Casetek Holdings, Ltd.                        313,000    1,405,637       0.0%
    Catcher Technology Co., Ltd.                  996,429    6,973,847       0.2%
    Cathay Financial Holding Co., Ltd.          8,176,450    9,155,891       0.2%
    Cathay Real Estate Development Co., Ltd.      309,000      136,774       0.0%
    Chailease Holding Co., Ltd.                 1,710,840    2,863,071       0.1%
    Chang Hwa Commercial Bank, Ltd.             8,362,160    4,359,368       0.1%
    Cheng Shin Rubber Industry Co., Ltd.        2,492,965    5,172,800       0.1%
    Chicony Electronics Co., Ltd.                 996,570    2,387,315       0.1%
*   China Airlines, Ltd.                        8,737,536    2,852,015       0.1%
    China Development Financial Holding Corp.  24,213,121    6,159,304       0.1%
    China Life Insurance Co., Ltd.              5,701,293    4,284,846       0.1%
    China Motor Corp.                             649,000      454,191       0.0%
    China Steel Chemical Corp.                    135,000      450,670       0.0%
    China Steel Corp.                          14,809,932   10,382,839       0.2%
    Chipbond Technology Corp.                   1,422,000    1,886,807       0.0%
    ChipMOS TECHNOLOGIES, Inc.                     21,000       20,290       0.0%
    Chunghwa Telecom Co., Ltd.                  1,608,000    5,428,987       0.1%
    Chunghwa Telecom Co., Ltd. ADR                246,757    8,414,414       0.2%
    Compal Electronics, Inc.                    9,936,541    5,832,633       0.1%
    CTBC Financial Holding Co., Ltd.           17,409,977    8,822,948       0.2%
    CTCI Corp.                                    829,000    1,078,441       0.0%
    Cub Elecparts, Inc.                            15,000      181,261       0.0%
    Delta Electronics, Inc.                     2,347,486   10,873,843       0.2%
    E.Sun Financial Holding Co., Ltd.          10,733,637    5,940,988       0.1%
    Eclat Textile Co., Ltd.                       253,336    2,883,494       0.1%
    Epistar Corp.                               1,764,000    1,129,692       0.0%
    Eternal Materials Co., Ltd.                   703,510      702,897       0.0%
*   Eva Airways Corp.                           5,768,324    2,855,217       0.1%
    Evergreen Marine Corp. Taiwan, Ltd.         3,219,261    1,185,088       0.0%
    Far Eastern Department Stores, Ltd.         1,717,592      919,088       0.0%
    Far Eastern International Bank                707,000      205,153       0.0%
    Far Eastern New Century Corp.               5,821,085    4,347,089       0.1%
    Far EasTone Telecommunications Co., Ltd.    2,601,000    5,865,023       0.1%
    Farglory Land Development Co., Ltd.           644,393      770,710       0.0%
    Feng TAY Enterprise Co., Ltd.                 411,093    1,766,400       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
    First Financial Holding Co., Ltd.     17,022,129 $ 8,324,663       0.2%
    Formosa Chemicals & Fibre Corp.        3,034,518   7,732,518       0.2%
    Formosa International Hotels Corp.         1,808      10,950       0.0%
    Formosa Petrochemical Corp.              979,000   2,776,802       0.1%
    Formosa Plastics Corp.                 3,539,153   8,789,518       0.2%
    Formosa Taffeta Co., Ltd.                948,000     867,274       0.0%
    Foxconn Technology Co., Ltd.           1,772,899   3,647,092       0.1%
    Fubon Financial Holding Co., Ltd.      8,611,233  10,430,948       0.2%
    Giant Manufacturing Co., Ltd.            342,506   2,053,642       0.1%
    Gigasolar Materials Corp.                 31,800     527,908       0.0%
    Ginko International Co., Ltd.             45,000     486,817       0.0%
    Gourmet Master Co., Ltd.                  39,000     313,560       0.0%
    Highwealth Construction Corp.          1,880,190   2,818,387       0.1%
    Hiwin Technologies Corp.                 364,711   1,599,483       0.0%
    Hon Hai Precision Industry Co., Ltd.  15,697,867  37,393,311       0.8%
    Hotai Motor Co., Ltd.                    322,000   3,170,790       0.1%
    HTC Corp.                              1,198,235   3,045,658       0.1%
    Hua Nan Financial Holdings Co., Ltd.  11,616,768   5,628,276       0.1%
    Innolux Corp.                         27,802,241   8,580,077       0.2%
*   Inotera Memories, Inc.                 7,543,000   6,826,905       0.2%
    Inventec Corp.                         5,430,551   3,580,737       0.1%
    Kenda Rubber Industrial Co., Ltd.      1,061,149   1,846,088       0.0%
    King Slide Works Co., Ltd.                81,000     958,484       0.0%
    King Yuan Electronics Co., Ltd.        1,471,000   1,294,690       0.0%
    King's Town Bank Co., Ltd.             1,220,000     848,784       0.0%
    Kinsus Interconnect Technology Corp.     683,000   1,319,207       0.0%
    Largan Precision Co., Ltd.               133,860   9,343,972       0.2%
*   LCY Chemical Corp.                       156,123     185,106       0.0%
    Lite-On Technology Corp.               4,872,094   5,917,738       0.1%
    Lung Yen Life Service Corp.              125,000     210,951       0.0%
    Makalot Industrial Co., Ltd.             222,576   1,185,865       0.0%
    MediaTek, Inc.                         1,387,995   9,843,668       0.2%
    Mega Financial Holding Co., Ltd.      12,391,369   8,781,676       0.2%
    Mercuries Life Insurance Co., Ltd.       515,241     247,783       0.0%
    Merida Industry Co., Ltd.                226,287     927,030       0.0%
    Micro-Star International Co., Ltd.       631,000   1,004,308       0.0%
*   Nan Kang Rubber Tire Co., Ltd.            90,780      76,611       0.0%
    Nan Ya Plastics Corp.                  4,192,599   8,193,864       0.2%
    Nanya Technology Corp.                   881,010   1,024,840       0.0%
    Novatek Microelectronics Corp.         1,179,000   4,108,206       0.1%
    PChome Online, Inc.                      103,196   1,090,728       0.0%
    Pegatron Corp.                         4,604,345   9,699,804       0.2%
    Phison Electronics Corp.                 200,000   1,664,250       0.0%
    Pou Chen Corp.                         3,298,487   4,146,471       0.1%
    Powertech Technology, Inc.             2,158,819   4,356,933       0.1%
    Poya International Co., Ltd.              53,000     560,414       0.0%
    President Chain Store Corp.              831,831   5,881,361       0.1%
    Quanta Computer, Inc.                  3,586,000   5,764,016       0.1%
    Radiant Opto-Electronics Corp.           775,170   1,112,514       0.0%
    Realtek Semiconductor Corp.              531,950   1,485,523       0.0%
    Ruentex Development Co., Ltd.          1,036,709   1,165,909       0.0%
    Ruentex Industries, Ltd.                 408,182     568,404       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
    ScinoPharm Taiwan, Ltd.                                        144,467 $    189,434       0.0%
    Shin Kong Financial Holding Co., Ltd.                       15,207,656    3,069,276       0.1%
    Siliconware Precision Industries Co., Ltd.                   2,123,637    3,144,312       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR        21,813      157,817       0.0%
    Simplo Technology Co., Ltd.                                    690,000    2,321,742       0.1%
    SinoPac Financial Holdings Co., Ltd.                        17,364,662    5,130,884       0.1%
    St Shine Optical Co., Ltd.                                      11,000      205,396       0.0%
    Standard Foods Corp.                                           420,633    1,018,192       0.0%
    Synnex Technology International Corp.                        1,631,756    1,616,141       0.0%
    Taichung Commercial Bank Co., Ltd.                             157,000       44,440       0.0%
    Tainan Spinning Co., Ltd.                                      320,412      129,425       0.0%
    Taishin Financial Holding Co., Ltd.                         18,266,197    6,890,954       0.2%
*   Taiwan Business Bank                                         7,922,039    2,040,498       0.1%
    Taiwan Cement Corp.                                          6,626,720    6,740,679       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.              12,285,590    5,417,834       0.1%
    Taiwan FamilyMart Co., Ltd.                                     89,000      578,011       0.0%
    Taiwan Fertilizer Co., Ltd.                                  1,415,000    1,920,564       0.1%
*   Taiwan Glass Industry Corp.                                  1,537,253      653,252       0.0%
    Taiwan Mobile Co., Ltd.                                      2,075,300    6,840,920       0.2%
    Taiwan Secom Co., Ltd.                                         362,670    1,020,803       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                25,188,808  115,726,652       2.6%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   1,672,158   39,446,207       0.9%
    Teco Electric and Machinery Co., Ltd.                        3,316,000    2,614,413       0.1%
    Ton Yi Industrial Corp.                                      1,228,000      588,612       0.0%
    Transcend Information, Inc.                                    320,181      898,461       0.0%
    Tripod Technology Corp.                                        713,870    1,305,444       0.0%
    Uni-President Enterprises Corp.                              7,340,033   13,213,443       0.3%
    United Microelectronics Corp.                               38,130,000   14,144,850       0.3%
    Vanguard International Semiconductor Corp.                   1,671,000    2,546,172       0.1%
    Voltronic Power Technology Corp.                                25,000      393,565       0.0%
*   Walsin Lihwa Corp.                                           4,619,000    1,207,142       0.0%
    Wan Hai Lines, Ltd.                                          1,237,800      679,313       0.0%
*   Winbond Electronics Corp.                                    6,597,000    1,708,656       0.0%
    Wintek Corp.                                                   604,760        6,433       0.0%
    Wistron Corp.                                                4,373,281    2,581,725       0.1%
    WPG Holdings, Ltd.                                           3,035,869    3,239,325       0.1%
    Yageo Corp.                                                  1,226,278    1,995,257       0.1%
*   Yang Ming Marine Transport Corp.                             3,045,300      803,221       0.0%
    Yuanta Financial Holding Co., Ltd.                          17,684,806    5,820,629       0.1%
    Yulon Motor Co., Ltd.                                        1,682,000    1,474,757       0.0%
    Zhen Ding Technology Holding, Ltd.                             903,700    1,894,004       0.1%
                                                                           ------------      ----
TOTAL TAIWAN                                                                640,456,017      14.1%
                                                                           ------------      ----
THAILAND -- (2.7%)
    Advanced Info Service PCL                                    1,440,700    6,434,274       0.2%
    Airports of Thailand PCL                                       578,400    6,491,062       0.2%
    Bangchak Petroleum PCL (The)                                   765,700      679,551       0.0%
    Bangkok Bank PCL(6077019)                                      271,700    1,291,217       0.0%
    Bangkok Bank PCL(6368360)                                      318,600    1,495,860       0.0%
    Bangkok Dusit Medical Services PCL Class F                   6,818,900    4,646,144       0.1%
    Bangkok Life Assurance PCL                                     653,900      716,051       0.0%
    Banpu PCL                                                    1,740,700      637,875       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                   ---------- ----------- ---------------
THAILAND -- (Continued)
    BEC World PCL                                   1,165,700 $   867,684       0.0%
    Berli Jucker PCL                                1,130,600   1,213,785       0.0%
    Big C Supercenter PCL(6763932)                     24,600     176,066       0.0%
    Big C Supercenter PCL(6368434)                    447,500   3,202,834       0.1%
    Bumrungrad Hospital PCL                           402,600   2,339,760       0.1%
    Central Pattana PCL                             1,779,300   2,687,033       0.1%
    Central Plaza Hotel PCL                         1,046,100   1,153,016       0.0%
    CH Karnchang PCL                                  543,900     393,171       0.0%
    Charoen Pokphand Foods PCL                      3,632,900   2,475,323       0.1%
    CP ALL PCL                                      4,313,700   5,649,922       0.1%
    Delta Electronics Thailand PCL                    656,900   1,354,045       0.0%
    Electricity Generating PCL                        319,300   1,622,552       0.0%
    Energy Absolute PCL                             1,391,300     848,402       0.0%
    Glow Energy PCL                                   826,500   2,094,052       0.1%
    Home Product Center PCL                        10,007,413   2,306,318       0.1%
    Indorama Ventures PCL                           3,391,500   2,767,184       0.1%
    Intouch Holdings PCL                              859,000   1,297,230       0.0%
    IRPC PCL                                       13,474,400   1,967,347       0.1%
*   Italian-Thai Development PCL                    3,103,700     630,869       0.0%
    Kasikornbank PCL(6364766)                         210,900   1,002,273       0.0%
    Kasikornbank PCL(6888794)                       1,146,600   5,481,884       0.1%
    KCE Electronics PCL                               382,700     860,062       0.0%
    Krung Thai Bank PCL                             5,429,887   2,720,384       0.1%
    Land & Houses PCL(6581930)                        790,000     194,503       0.0%
    Land & Houses PCL(6581941)                      2,454,540     593,784       0.0%
    Minor International PCL                         1,746,270   1,862,255       0.1%
    MK Restaurants Group PCL                          421,700     624,763       0.0%
    Pruksa Real Estate PCL                          2,722,600   2,007,070       0.1%
    PTT Exploration & Production PCL(B1359J0)       2,414,655   5,201,912       0.1%
    PTT Exploration & Production PCL(B1359L2)          65,409     140,911       0.0%
    PTT Global Chemical PCL                         1,807,472   3,234,097       0.1%
    PTT PCL                                         1,634,600  14,226,121       0.3%
    Ratchaburi Electricity Generating Holding PCL     824,700   1,192,309       0.0%
    Robinson Department Store PCL                     485,500     715,810       0.0%
    Siam Cement PCL (The)(6609906)                    166,400   2,334,269       0.1%
    Siam Cement PCL (The)(6609928)                    230,100   3,214,681       0.1%
    Siam City Cement PCL                              163,213   1,513,914       0.0%
    Siam Commercial Bank PCL (The)                  1,140,966   4,360,692       0.1%
    Siam Global House PCL                             851,898     270,715       0.0%
*   Singha Estate PCL                               2,331,800     337,120       0.0%
    Sino-Thai Engineering & Construction PCL          788,000     516,610       0.0%
    Srisawad Power 1979 PCL Class F                   251,637     304,371       0.0%
    Supalai PCL                                       577,900     339,163       0.0%
    Thai Oil PCL                                    1,120,300   2,116,799       0.1%
    Thai Union Group PCL Class F                    2,705,940   1,603,577       0.0%
    Thaicom PCL                                       683,600     562,654       0.0%
    Thanachart Capital PCL                          1,044,400   1,039,018       0.0%
    Tipco Asphalt PCL                               1,065,300     750,254       0.0%
    TMB Bank PCL                                   19,741,000   1,288,562       0.0%
    Total Access Communication PCL(B1YWK08)         1,459,300   1,410,002       0.0%
    Total Access Communication PCL(B231MK7)           214,100     206,867       0.0%
    TPI Polene PCL                                 12,385,600     886,459       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                            ---------- -------------- ---------------
THAILAND -- (Continued)
    True Corp. PCL                                          20,695,132 $    4,413,935       0.1%
    TTW PCL                                                  2,370,300        698,943       0.0%
                                                                       --------------      ----
TOTAL THAILAND                                                            125,665,370       2.8%
                                                                       --------------      ----
TURKEY -- (1.9%)
    Akbank TAS                                               2,209,103      6,787,751       0.2%
    Akcansa Cimento A.S.                                        54,101        279,424       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                267,527      2,103,283       0.1%
    Arcelik A.S.                                               540,990      3,632,061       0.1%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  166,671      1,188,517       0.0%
    Aygaz A.S.                                                  23,546         97,015       0.0%
    BIM Birlesik Magazalar A.S.                                342,629      7,540,088       0.2%
    Coca-Cola Icecek A.S.                                      113,782      1,667,976       0.0%
    Enka Insaat ve Sanayi A.S.                                 521,425        905,168       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                    3,425,354      5,713,734       0.1%
    Ford Otomotiv Sanayi A.S.                                  118,255      1,589,711       0.0%
    KOC Holding A.S.                                           683,402      3,570,734       0.1%
*   Migros Ticaret A.S.                                         43,765        305,695       0.0%
*   Petkim Petrokimya Holding A.S.                           1,293,596      1,899,046       0.0%
    Soda Sanayii A.S.                                          177,200        298,116       0.0%
    TAV Havalimanlari Holding A.S.                             282,373      1,645,542       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         212,178      1,678,654       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                    261,144      6,887,792       0.2%
*   Turk Hava Yollari AO                                     2,046,901      5,044,538       0.1%
    Turk Telekomunikasyon A.S.                                 699,083      1,688,371       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      25,657        759,790       0.0%
    Turkcell Iletisim Hizmetleri A.S.                        1,142,611      4,944,552       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                       73,838        797,450       0.0%
    Turkiye Garanti Bankasi A.S.                             3,265,633     10,052,320       0.2%
    Turkiye Halk Bankasi A.S.                                1,181,282      4,536,569       0.1%
    Turkiye Is Bankasi Class C                               2,548,532      4,468,452       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                         40,017         25,026       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                     2,530,969      3,535,206       0.1%
    Turkiye Vakiflar Bankasi Tao Class D                     1,445,842      2,551,795       0.1%
    Ulker Biskuvi Sanayi A.S.                                  244,375      1,945,779       0.1%
*   Yapi ve Kredi Bankasi A.S.                               2,464,502      3,768,058       0.1%
                                                                       --------------      ----
TOTAL TURKEY                                                               91,908,213       2.0%
                                                                       --------------      ----
TOTAL COMMON STOCKS                                                     4,379,432,711      96.3%
                                                                       --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                        2,270,614     17,099,339       0.4%
    Braskem SA Class A                                          73,800        526,798       0.0%
    Centrais Eletricas Brasileiras SA Class B                  303,700      1,131,176       0.0%
    Cia Brasileira de Distribuicao                             310,022      4,562,103       0.1%
    Cia Energetica de Minas Gerais                           1,188,324      2,366,801       0.1%
*   Empresa Nacional de Comercio Redito e Participacoes SA         380          3,646       0.0%
    Gerdau SA                                                  836,068      1,898,580       0.1%
    Itau Unibanco Holding SA                                 3,924,570     37,508,357       0.8%
    Lojas Americanas SA                                        899,139      4,190,797       0.1%
*   Petroleo Brasileiro SA                                   2,825,761      8,405,186       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
BRAZIL -- (Continued)
*     Petroleo Brasileiro SA Sponsored ADR                              1,440,006 $    8,496,035        0.2%
      Suzano Papel e Celulose SA Class A                                  798,971      3,050,226        0.1%
      Telefonica Brasil SA                                                465,063      5,728,013        0.1%
      Vale SA                                                           1,990,191      9,108,267        0.2%
      Vale SA Sponsored ADR                                               364,278      1,653,822        0.0%
                                                                                  --------------      -----
TOTAL BRAZIL                                                                         105,729,146        2.4%
                                                                                  --------------      -----
CHILE -- (0.0%)
      Embotelladora Andina SA Class B                                     113,824        386,855        0.0%
                                                                                  --------------      -----
COLOMBIA -- (0.1%)
      Banco Davivienda SA                                                 209,529      1,974,156        0.1%
      Bancolombia SA                                                       30,330        288,321        0.0%
      Grupo Argos SA                                                       15,531         95,409        0.0%
      Grupo Aval Acciones y Valores SA                                  4,185,719      1,748,525        0.0%
      Grupo de Inversiones Suramericana SA                                105,209      1,403,432        0.0%
                                                                                  --------------      -----
TOTAL COLOMBIA                                                                         5,509,843        0.1%
                                                                                  --------------      -----
TOTAL PREFERRED STOCKS                                                               111,625,844        2.5%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cia de Transmissao de Energia Eletrica Paulista Rights 05/05/16          96            311        0.0%
                                                                                  --------------      -----
THAILAND -- (0.0%)
*     Banpu Public Co., Ltd. Rights 05/31/16                              870,350        388,705        0.0%
*     True Corp. PCL Rights 06/30/16                                    6,953,001         59,716        0.0%
                                                                                  --------------      -----
TOTAL THAILAND                                                                           448,421        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    448,732        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        4,491,507,287
                                                                                  --------------

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund                                   18,338,278    212,173,878        4.7%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,038,294,827)                               $4,703,681,165      103.5%
                                                                                  ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  245,685,219             --   --    $  245,685,219
   Chile                           33,993,926 $   37,695,854   --        71,689,780
   China                          110,692,586    527,593,079   --       638,285,665
   Colombia                        27,466,666         13,712   --        27,480,378
   Czech Republic                          --      8,877,220   --         8,877,220
   Egypt                                   --      5,765,624   --         5,765,624
   Greece                                  --     12,625,172   --        12,625,172
   Hungary                                 --     16,647,353   --        16,647,353
   India                           32,908,215    516,150,919   --       549,059,134
   Indonesia                        5,255,573    139,319,110   --       144,574,683
   Malaysia                                --    196,021,793   --       196,021,793
   Mexico                         266,540,055          7,851   --       266,547,906
   Peru                            13,030,701             --   --        13,030,701
   Philippines                      1,846,587     82,369,624   --        84,216,211
   Poland                                  --     76,086,626   --        76,086,626
   Russia                                  --     89,313,434   --        89,313,434
   South Africa                    71,578,021    335,532,525   --       407,110,546
   South Korea                     22,618,822    645,766,844   --       668,385,666
   Taiwan                          48,932,991    591,523,026   --       640,456,017
   Thailand                       125,665,370             --   --       125,665,370
   Turkey                             797,450     91,110,763   --        91,908,213
Preferred Stocks
   Brazil                         105,725,500          3,646   --       105,729,146
   Chile                                   --        386,855   --           386,855
   Colombia                         5,509,843             --   --         5,509,843
Rights/Warrants
   Brazil                                  --            311   --               311
   Thailand                                --        448,421   --           448,421
Securities Lending Collateral              --    212,173,878   --       212,173,878
Futures Contracts**                 1,130,445             --   --         1,130,445
Forward Currency Contracts**               --            258   --               258
                               -------------- --------------   --    --------------
TOTAL                          $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (86.2%)
BELGIUM -- (0.0%)
*   Viohalco SA                                                         47,201 $    61,671       0.0%
                                                                               -----------       ---
BRAZIL -- (7.2%)
    AES Tiete Energia SA                                             1,826,439   7,498,530       0.2%
    Aliansce Shopping Centers SA                                       821,141   3,674,452       0.1%
    Alupar Investimento SA                                             908,445   3,499,861       0.1%
    Arezzo Industria e Comercio SA                                     474,635   3,346,630       0.1%
*   B2W Cia Digital                                                  1,281,225   5,103,668       0.1%
    BR Malls Participacoes SA                                        5,634,717  27,737,373       0.6%
*   Brasil Brokers Participacoes SA                                  1,993,011   1,060,467       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas               79,900     278,782       0.0%
*   Centrais Eletricas Brasileiras SA                                  714,247   1,617,790       0.0%
    CETIP SA - Mercados Organizados                                    945,300  11,604,439       0.2%
    Cia de Saneamento de Minas Gerais-COPASA                           834,321   5,215,643       0.1%
    Cia Energetica de Minas Gerais                                      34,700      71,534       0.0%
    Cia Hering                                                       1,619,336   6,620,008       0.1%
    Cia Paranaense de Energia                                          139,600     754,573       0.0%
#   Cia Paranaense de Energia Sponsored ADR                            291,900   2,414,013       0.1%
    Cia Siderurgica Nacional SA                                      6,531,808  24,955,428       0.5%
    CVC Brasil Operadora e Agencia de Viagens SA                       238,186   1,315,849       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          3,156,434   9,425,479       0.2%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     41,900     118,783       0.0%
    Dimed SA Distribuidora da Medicamentos                               1,100     109,384       0.0%
    Direcional Engenharia SA                                         1,155,409   2,066,080       0.1%
    Duratex SA                                                       4,137,733   9,420,208       0.2%
    EcoRodovias Infraestrutura e Logistica SA                        3,278,707   7,149,903       0.2%
    EDP--Energias do Brasil SA                                       2,848,595  10,601,735       0.2%
    Equatorial Energia SA                                            2,371,958  29,338,691       0.6%
    Estacio Participacoes SA                                         3,477,890  12,003,360       0.2%
    Eternit SA                                                       1,435,078     692,660       0.0%
    Even Construtora e Incorporadora SA                              3,197,888   3,403,146       0.1%
    Ez Tec Empreendimentos e Participacoes SA                          728,026   3,535,085       0.1%
    Fleury SA                                                          946,758   6,876,504       0.1%
    Fras-Le SA                                                          37,875      40,857       0.0%
    GAEC Educacao SA                                                   250,000     762,521       0.0%
    Gafisa SA                                                        2,775,200   1,872,055       0.0%
#   Gafisa SA ADR                                                    1,115,368   1,472,286       0.0%
    Gerdau SA                                                           67,400     110,921       0.0%
#   Gol Linhas Aereas Inteligentes SA ADR                                7,677      54,200       0.0%
    Grendene SA                                                      1,055,417   5,213,792       0.1%
    Guararapes Confeccoes SA                                            87,800   1,480,416       0.0%
    Helbor Empreendimentos SA                                        1,579,693     693,563       0.0%
    Iguatemi Empresa de Shopping Centers SA                            920,237   7,144,095       0.1%
*   Industria de Bebidas Antarctica Polar SA                            23,000          --       0.0%
*   International Meal Co. Alimentacao SA                              598,794     731,245       0.0%
    Iochpe Maxion SA                                                 1,133,484   4,795,287       0.1%
*   JHSF Participacoes SA                                              680,347     292,771       0.0%
*   Joao Fortes Engenharia SA                                           66,552      43,346       0.0%
    JSL SA                                                             685,800   1,838,504       0.0%
    Kepler Weber SA                                                    135,346     622,963       0.0%
    Light SA                                                           769,607   2,304,849       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
BRAZIL -- (Continued)
    Linx SA                                                                         250,812 $  3,449,417       0.1%
    Localiza Rent a Car SA                                                        1,730,775   16,606,985       0.3%
*   Log-in Logistica Intermodal SA                                                  174,150       72,916       0.0%
    LPS Brasil Consultoria de Imoveis SA                                            539,479      470,578       0.0%
    M Dias Branco SA                                                                249,100    5,779,801       0.1%
*   Magnesita Refratarios SA                                                        423,891    1,725,513       0.0%
    Mahle-Metal Leve SA                                                             645,376    4,246,524       0.1%
*   Marfrig Global Foods SA                                                       4,834,229    9,122,380       0.2%
    Marisa Lojas SA                                                                 552,620    1,385,065       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                                    966,926    1,183,618       0.0%
*   Minerva SA                                                                    1,446,269    4,444,883       0.1%
    MRV Engenharia e Participacoes SA                                             4,019,180   14,046,825       0.3%
    Multiplan Empreendimentos Imobiliarios SA                                       592,100   10,148,810       0.2%
    Multiplus SA                                                                    571,584    6,307,076       0.1%
    Odontoprev SA                                                                 3,036,496    9,235,080       0.2%
*   Oi SA                                                                           997,800      249,504       0.0%
*   Paranapanema SA                                                               1,636,856      847,162       0.0%
    Porto Seguro SA                                                                 135,700    1,092,939       0.0%
    Portobello SA                                                                   206,100      149,815       0.0%
*   Prumo Logistica SA                                                              123,070      250,488       0.0%
    QGEP Participacoes SA                                                         1,154,494    1,369,582       0.0%
    Qualicorp SA                                                                  2,859,505   12,388,348       0.3%
*   Restoque Comercio e Confeccoes de Roupas SA                                     862,054    1,055,244       0.0%
    Rodobens Negocios Imobiliarios SA                                               136,138      211,772       0.0%
*   Rumo Logistica Operadora Multimodal SA                                        7,157,474    8,907,171       0.2%
    Santos Brasil Participacoes SA                                                  532,188    2,003,877       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                                    50,159      406,756       0.0%
    Sao Martinho SA                                                                 734,862    9,557,426       0.2%
    Ser Educacional SA                                                              176,100      586,275       0.0%
    SLC Agricola SA                                                                 660,213    2,979,285       0.1%
    Smiles SA                                                                       505,800    5,867,971       0.1%
    Sonae Sierra Brasil SA                                                          278,046    1,390,533       0.0%
    Sul America SA                                                                2,958,965   14,410,891       0.3%
    T4F Entretenimento SA                                                            11,800       26,075       0.0%
    Technos SA                                                                      221,800      316,005       0.0%
    Tecnisa SA                                                                      968,526      780,059       0.0%
*   Tereos Internacional SA                                                           5,892       98,758       0.0%
    Totvs SA                                                                      1,433,226   11,751,684       0.2%
    TPI - Triunfo Participacoes e Investimentos SA                                  264,501      414,527       0.0%
    Transmissora Alianca de Energia Eletrica SA                                   1,918,518   10,911,161       0.2%
*   Usinas Siderurgicas de Minas Gerais SA(BD20MD5)                                 231,190      162,003       0.0%
    Usinas Siderurgicas de Minas Gerais SA(2193696)                                  42,600       55,739       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
      S.A                                                                           812,887    8,272,456       0.2%
    Via Varejo SA(B7VY430)                                                          205,862      177,774       0.0%
    Via Varejo SA(BGSHPP4)                                                          591,141    1,053,629       0.0%
                                                                                            ------------       ---
TOTAL BRAZIL                                                                                 416,954,109       8.1%
                                                                                            ------------       ---
CHILE -- (1.5%)
    Banmedica SA                                                                  1,745,593    2,956,153       0.1%
    Besalco SA                                                                    2,277,748      781,974       0.0%
    CAP SA                                                                          859,019    3,055,286       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE++   OF NET ASSETS**
                                                             ----------- ----------- ---------------
CHILE -- (Continued)
    Cementos BIO BIO SA                                          352,724 $   308,406       0.0%
*   Cia Sud Americana de Vapores SA                           77,167,071   1,631,279       0.0%
    Clinica LAS Condes SA                                            349      20,370       0.0%
    Cristalerias de Chile SA                                     130,323     943,064       0.0%
    E.CL SA                                                    5,691,360   9,896,384       0.2%
    Embotelladora Andina SA Class B ADR                           37,519     767,264       0.0%
    Empresa Nacional de Telecomunicaciones SA                    531,638   4,665,235       0.1%
*   Empresas AquaChile SA                                      1,281,212     408,716       0.0%
    Empresas Hites SA                                          1,224,251     528,342       0.0%
*   Empresas La Polar SA                                       6,810,432     336,512       0.0%
    Enjoy SA                                                   1,016,659      82,687       0.0%
    Forus SA                                                     835,481   2,519,443       0.1%
    Gasco SA                                                     234,817   1,826,146       0.1%
    Grupo Security SA                                          2,389,108     734,551       0.0%
    Inversiones Aguas Metropolitanas SA                        4,172,539   6,751,274       0.1%
    Inversiones La Construccion SA                               253,791   2,992,888       0.1%
    Itau CorpBanca(45033E105)                                     16,497     223,699       0.0%
    Itau CorpBanca(BYT25P4)                                  124,912,341   1,137,966       0.0%
*   Latam Airlines Group SA                                      132,719     875,210       0.0%
    Masisa SA                                                 14,224,085     486,863       0.0%
    Multiexport Foods SA                                       3,589,977     768,929       0.0%
    Parque Arauco SA                                           7,790,869  15,148,663       0.3%
    PAZ Corp. SA                                               1,320,749     846,126       0.0%
    Ripley Corp. SA                                            9,264,270   4,549,442       0.1%
    Salfacorp SA                                               2,470,708   1,752,308       0.0%
    Sigdo Koppers SA                                             743,543   1,047,359       0.0%
    Sociedad Matriz SAAM SA                                   35,758,124   2,778,455       0.1%
    Socovesa SA                                                2,895,998     639,890       0.0%
    Sonda SA                                                   2,049,748   4,083,237       0.1%
*   Tech Pack SA                                                 153,812      79,829       0.0%
    Vina Concha y Toro SA                                      5,560,304   9,325,135       0.2%
    Vina Concha y Toro SA Sponsored ADR                            2,025      68,546       0.0%
                                                                         -----------       ---
TOTAL CHILE                                                               85,017,631       1.7%
                                                                         -----------       ---
CHINA -- (12.1%)
    361 Degrees International, Ltd.                            5,384,000   1,927,286       0.0%
    Agile Property Holdings, Ltd.                              9,807,500   5,569,250       0.1%
    Ajisen China Holdings, Ltd.                                3,844,000   1,626,061       0.0%
    AMVIG Holdings, Ltd.                                       2,428,000     999,746       0.0%
    Anhui Expressway Co., Ltd. Class H                         2,770,000   2,209,277       0.1%
#*  Anton Oilfield Services Group                              7,446,000     736,253       0.0%
*   Anxin-China Holdings, Ltd.                                16,347,000     152,155       0.0%
#   Asia Cement China Holdings Corp.                           2,769,000     601,724       0.0%
#*  Asian Citrus Holdings, Ltd.                                2,314,000     169,542       0.0%
    Aupu Group Holding Co., Ltd.                                 100,000      27,005       0.0%
*   Ausnutria Dairy Corp., Ltd.                                  365,000     109,165       0.0%
*   AVIC International Holding HK, Ltd.                        1,578,000     119,407       0.0%
#   AVIC International Holdings, Ltd. Class H                  1,756,000     960,972       0.0%
#   Bank of Chongqing Co., Ltd. Class H                        1,643,500   1,298,230       0.0%
#   Baoxin Auto Group, Ltd.                                    5,324,000   3,368,358       0.1%
    Baoye Group Co., Ltd. Class H                              1,860,000   1,224,597       0.0%
    Beijing Capital International Airport Co., Ltd. Class H    2,974,000   3,202,278       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                             ---------- ---------- ---------------
CHINA -- (Continued)
    Beijing Capital Land, Ltd. Class H                                        8,676,500 $3,431,840       0.1%
*   Beijing Development HK, Ltd.                                                 55,000     11,808       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                           9,484,000  2,980,119       0.1%
    Beijing North Star Co., Ltd. Class H                                      7,248,000  2,311,313       0.1%
#*  Beijing Properties Holdings, Ltd.                                         5,768,000    400,421       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd. Class H     971,000    562,105       0.0%
    Best Pacific International Holdings, Ltd.                                   212,000    125,806       0.0%
    Besunyen Holdings Co., Ltd.                                               1,155,000    115,498       0.0%
    Billion Industrial Holdings, Ltd.                                            26,000     16,018       0.0%
#   Biostime International Holdings, Ltd.                                     1,246,000  3,461,154       0.1%
#   Bloomage Biotechnology Corp., Ltd.                                        1,095,000  2,144,710       0.1%
#   Boer Power Holdings, Ltd.                                                 1,853,000  1,039,331       0.0%
#   Bolina Holding Co., Ltd.                                                  3,018,000    692,206       0.0%
#   Bosideng International Holdings, Ltd.                                    19,098,000  1,546,862       0.0%
#   Boyaa Interactive International, Ltd.                                     1,505,000    589,827       0.0%
    Bracell, Ltd.                                                               328,000     41,024       0.0%
    Brilliant Circle Holdings International, Ltd.                               250,000     43,491       0.0%
    Broad Greenstate International Co., Ltd.                                  2,696,000    550,468       0.0%
*   BYD Electronic International Co., Ltd.                                    5,206,315  2,981,621       0.1%
    C C Land Holdings, Ltd.                                                   9,242,343  2,690,960       0.1%
#*  C.banner International Holdings, Ltd.                                     1,786,000    726,539       0.0%
#   Cabbeen Fashion, Ltd.                                                       984,000    399,517       0.0%
*   Capital Environment Holdings, Ltd.                                        1,154,000     42,205       0.0%
    Carrianna Group Holdings Co., Ltd.                                        1,855,257    202,959       0.0%
    CECEP COSTIN New Materials Group, Ltd.                                    5,220,000    476,813       0.0%
    Central China Real Estate, Ltd.                                           4,703,626    896,087       0.0%
#   Central China Securities Co., Ltd. Class H                                2,549,000  1,260,331       0.0%
#   Century Sunshine Group Holdings, Ltd.                                    10,700,000    530,351       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                                        2,192,000    330,617       0.0%
    Changshouhua Food Co., Ltd.                                               1,773,000    866,730       0.0%
    Chanjet Information Technology Co., Ltd. Class H                              8,400     12,519       0.0%
#*  Chaowei Power Holdings, Ltd.                                              3,718,000  2,377,530       0.1%
*   Chia Tai Enterprises International, Ltd.                                    128,065     34,289       0.0%
*   Chigo Holding, Ltd.                                                      21,682,000    267,525       0.0%
#   China Aerospace International Holdings, Ltd.                             14,262,500  1,830,787       0.0%
#*  China Agri-Industries Holdings, Ltd.                                     14,676,800  5,009,703       0.1%
#   China Aircraft Leasing Group Holdings, Ltd.                                 761,500    796,724       0.0%
#   China All Access Holdings, Ltd.                                           4,932,000  1,581,723       0.0%
*   China Animal Healthcare, Ltd.                                             3,671,000    461,425       0.0%
    China Aoyuan Property Group, Ltd.                                         7,554,000  1,495,573       0.0%
*   China Automation Group, Ltd.                                              2,618,000    374,632       0.0%
    China BlueChemical, Ltd. Class H                                         11,532,000  2,683,580       0.1%
    China Child Care Corp., Ltd.                                              3,583,000    276,001       0.0%
*   China City Infrastructure Group, Ltd.                                     1,220,000     87,810       0.0%
#*  China City Railway Transportation Technology Holdings Co., Ltd.           1,308,000    226,527       0.0%
    China Communications Services Corp., Ltd. Class H                        13,876,000  6,549,376       0.1%
#*  China Datang Corp. Renewable Power Co., Ltd. Class H                     14,673,000  1,732,770       0.0%
    China Dongxiang Group Co., Ltd.                                          19,151,985  3,969,097       0.1%
*   China Dredging Environment Protection Holdings, Ltd.                      2,546,000    353,371       0.0%
*   China Dynamics Holdings, Ltd.                                             6,850,000    321,195       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                                2,768,000    821,111       0.0%
    China Energine International Holdings, Ltd.                               2,798,000    215,546       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
    China Everbright, Ltd.                                             1,768,000 $3,481,070       0.1%
#*  China Fiber Optic Network System Group, Ltd.                       9,167,999  1,070,899       0.0%
    China Financial Services Holdings, Ltd.                            5,130,000    455,120       0.0%
*   China First Capital Group, Ltd.                                      112,000     73,086       0.0%
#*  China Foods, Ltd.                                                  6,178,000  2,260,745       0.1%
*   China Glass Holdings, Ltd.                                         4,522,000    581,151       0.0%
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A     340,000     72,226       0.0%
*   China Greenland Rundong Auto Group, Ltd.                             615,000    225,688       0.0%
#*  China Hanking Holdings, Ltd.                                       1,522,000    158,564       0.0%
#   China Harmony New Energy Auto Holding, Ltd.                        5,590,000  3,459,998       0.1%
*   China High Precision Automation Group, Ltd.                        1,289,000     38,012       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.            6,761,000  5,204,927       0.1%
*   China Household Holdings, Ltd.                                    10,675,000    146,832       0.0%
*   China Huiyuan Juice Group, Ltd.                                    4,932,500  2,181,371       0.1%
*   China ITS Holdings Co., Ltd.                                       4,003,412    282,602       0.0%
    China Jinmao Holdings Group, Ltd.                                 23,818,300  6,849,939       0.1%
#   China Jiuhao Health Industry Corp., Ltd.                           5,180,000    558,230       0.0%
    China Lesso Group Holdings, Ltd.                                   6,975,000  3,817,025       0.1%
    China Lilang, Ltd.                                                 3,294,000  2,110,055       0.1%
*   China Longevity Group Co., Ltd.                                    1,076,350     35,661       0.0%
    China LotSynergy Holdings, Ltd.                                   20,440,000    838,894       0.0%
#*  China Lumena New Materials Corp.                                  14,530,000         --       0.0%
    China Machinery Engineering Corp. Class H                          4,068,000  2,758,559       0.1%
    China Maple Leaf Educational Systems, Ltd.                           206,000    162,791       0.0%
    China Medical System Holdings, Ltd.                                5,985,500  7,767,372       0.2%
#   China Merchants Land, Ltd.                                         7,594,000  1,151,100       0.0%
#*  China Metal Recycling Holdings, Ltd.                               2,401,686         --       0.0%
#   China Modern Dairy Holdings, Ltd.                                 12,885,000  2,364,804       0.1%
#   China National Building Material Co., Ltd. Class H                16,766,000  8,687,033       0.2%
    China National Materials Co., Ltd. Class H                         7,830,000  2,067,551       0.1%
#*  China New Town Development Co., Ltd.                               7,978,148    317,977       0.0%
*   China NT Pharma Group Co., Ltd.                                    3,587,000  1,055,482       0.0%
#*  China Oil & Gas Group, Ltd.                                       29,338,000  2,109,893       0.1%
    China Outfitters Holdings, Ltd.                                       24,000      1,240       0.0%
#   China Overseas Grand Oceans Group, Ltd.                            6,028,500  1,918,229       0.0%
#   China Pioneer Pharma Holdings, Ltd.                                1,704,000    402,929       0.0%
    China Power International Development, Ltd.                        6,199,000  2,645,851       0.1%
#   China Power New Energy Development Co., Ltd.                      32,320,000  2,535,859       0.1%
#*  China Precious Metal Resources Holdings Co., Ltd.                 22,350,318    719,596       0.0%
*   China Properties Group, Ltd.                                       2,640,000    597,860       0.0%
*   China Rare Earth Holdings, Ltd.                                    9,804,799    743,221       0.0%
*   China Resources and Transportation Group, Ltd.                       600,000     10,319       0.0%
#   China Resources Cement Holdings, Ltd.                             11,460,000  3,741,492       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                      2,072,000    188,935       0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd.                            3,648,000    680,044       0.0%
    China SCE Property Holdings, Ltd.                                  8,498,200  1,793,263       0.0%
#*  China Shanshui Cement Group, Ltd.                                 11,268,000  3,947,119       0.1%
*   China Shengmu Organic Milk, Ltd.                                   2,970,000    696,025       0.0%
    China Shineway Pharmaceutical Group, Ltd.                          2,279,200  2,604,862       0.1%
#   China Silver Group, Ltd.                                           4,102,000    917,898       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                    3,075,200  1,129,889       0.0%
#   China South City Holdings, Ltd.                                   15,418,000  2,950,425       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                ---------- ---------- ---------------
CHINA -- (Continued)
    China Starch Holdings, Ltd.                                  5,040,000 $  116,632       0.0%
#   China Suntien Green Energy Corp., Ltd. Class H              10,975,000  1,248,611       0.0%
*   China Taifeng Beddings Holdings, Ltd.                        1,336,000     34,877       0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            1,077,000    806,794       0.0%
#*  China Traditional Chinese Medicine Co., Ltd.                 8,612,000  4,040,679       0.1%
    China Travel International Investment Hong Kong, Ltd.       14,807,900  4,353,680       0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.           4,798,000    178,812       0.0%
    China Vast Industrial Urban Development Co., Ltd.              225,000     72,147       0.0%
#   China Water Affairs Group, Ltd.                              6,752,000  3,345,907       0.1%
#*  China Water Industry Group, Ltd.                             2,784,000    475,926       0.0%
    China Yongda Automobiles Services Holdings, Ltd.             1,532,500    818,180       0.0%
#*  China Yurun Food Group, Ltd.                                 9,108,000  1,552,711       0.0%
*   China Zenith Chemical Group, Ltd.                            4,990,000    186,068       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                 6,220,500  2,541,677       0.1%
#   China Zhongwang Holdings, Ltd.                               7,248,400  3,609,488       0.1%
#*  Chinasoft International, Ltd.                               10,968,000  3,951,660       0.1%
*   Chinese People Holdings Co., Ltd.                            1,855,709     33,311       0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                       495,400     83,287       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H             7,586,000    897,798       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.   2,662,000    438,449       0.0%
    CIFI Holdings Group Co., Ltd.                                8,938,000  2,068,332       0.1%
#   CIMC Enric Holdings, Ltd.                                    3,760,000  1,974,384       0.0%
#*  CITIC Dameng Holdings, Ltd.                                  3,212,000    200,103       0.0%
#*  CITIC Resources Holdings, Ltd.                              17,098,600  1,515,048       0.0%
#*  Citychamp Watch & Jewellery Group, Ltd.                     11,754,000  1,998,825       0.1%
#   Clear Media, Ltd.                                              298,000    280,442       0.0%
*   Coastal Greenland, Ltd.                                      5,286,000    126,060       0.0%
*   Cogobuy Group                                                2,083,000  3,014,327       0.1%
#   Colour Life Services Group Co., Ltd.                           518,000    399,276       0.0%
#   Comba Telecom Systems Holdings, Ltd.                         7,004,412  1,231,218       0.0%
*   Comtec Solar Systems Group, Ltd.                             4,958,000    401,817       0.0%
    Concord New Energy Group, Ltd.                              26,294,964  1,412,655       0.0%
    Consun Pharmaceutical Group, Ltd.                            1,015,000    496,204       0.0%
*   Coolpad Group, Ltd.                                         18,832,800  3,703,336       0.1%
    Cosco International Holdings, Ltd.                           2,815,000  1,512,957       0.0%
    COSCO Pacific, Ltd.                                          4,276,604  4,547,857       0.1%
*   Coslight Technology International Group Co., Ltd.              320,000    108,390       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                          1,521,000  1,180,456       0.0%
#   CP Pokphand Co., Ltd.                                       33,356,594  3,556,120       0.1%
#   CPMC Holdings, Ltd.                                          2,548,000  1,147,127       0.0%
#   CT Environmental Group, Ltd.                                13,252,000  3,865,303       0.1%
    Da Ming International Holdings, Ltd.                           862,000    283,102       0.0%
*   DaChan Food Asia, Ltd.                                       1,523,955    172,830       0.0%
#   Dah Chong Hong Holdings, Ltd.                                5,535,000  2,283,920       0.1%
#   Dalian Port PDA Co., Ltd. Class H                            2,248,000    975,998       0.0%
#*  Daphne International Holdings, Ltd.                          7,022,000  1,055,270       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       2,914,943  2,393,343       0.1%
#*  DBA Telecommunication Asia Holdings, Ltd.                    2,108,000     17,827       0.0%
#   Digital China Holdings, Ltd.                                 5,764,800  3,987,339       0.1%
#   Dongjiang Environmental Co., Ltd. Class H                      364,575    527,823       0.0%
    Dongpeng Holdings Co., Ltd.                                    551,000    297,277       0.0%
#   Dongyue Group, Ltd.                                          7,432,000  1,312,617       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                ---------- ----------- ---------------
CHINA -- (Continued)
*   Dynagreen Environmental Protection Group Co., Ltd. Class H   1,199,000 $   548,173       0.0%
#*  Dynasty Fine Wines Group, Ltd.                               1,614,000      56,180       0.0%
    Embry Holdings, Ltd.                                           473,000     237,487       0.0%
#*  Enerchina Holdings, Ltd.                                     8,388,000     343,813       0.0%
#   EVA Precision Industrial Holdings, Ltd.                      6,538,435     932,152       0.0%
#*  EverChina International Holdings Co., Ltd.                  11,510,000     344,321       0.0%
*   Evergreen International Holdings, Ltd.                       1,208,000     117,683       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                      1,337,921      51,565       0.0%
#   Fantasia Holdings Group Co., Ltd.                           12,480,000   1,651,175       0.0%
#   Far East Horizon, Ltd.                                       5,430,000   4,303,236       0.1%
    Feiyu Technology International Co., Ltd.                     1,168,500     324,655       0.0%
#   First Tractor Co., Ltd. Class H                                497,176     279,499       0.0%
*   Forgame Holdings, Ltd.                                          74,700     115,372       0.0%
    Freetech Road Recycling Technology Holdings, Ltd.            2,164,000     258,560       0.0%
#   Fu Shou Yuan International Group, Ltd.                       2,801,000   1,965,157       0.0%
#   Fufeng Group, Ltd.                                           6,363,600   1,989,175       0.1%
#   Fuguiniao Co., Ltd. Class H                                  2,406,200   1,229,468       0.0%
#   Future Land Development Holdings, Ltd.                       6,874,000     980,108       0.0%
#   GCL-Poly Energy Holdings, Ltd.                              71,822,000  10,703,162       0.2%
*   Global Bio-Chem Technology Group Co., Ltd.                   1,058,800      24,276       0.0%
*   Glorious Property Holdings, Ltd.                            16,951,501   1,961,664       0.0%
    Goldbond Group Holdings, Ltd.                                  210,000       7,954       0.0%
#   Golden Eagle Retail Group, Ltd.                              3,444,000   3,964,950       0.1%
#   Golden Meditech Holdings, Ltd.                               5,976,789     776,418       0.0%
*   Goldin Properties Holdings, Ltd.                               472,000     195,251       0.0%
    Goldlion Holdings, Ltd.                                      1,674,962     668,737       0.0%
#   Goldpac Group, Ltd.                                          1,738,000     699,406       0.0%
#   GOME Electrical Appliances Holding, Ltd.                    69,632,000   8,930,471       0.2%
    Good Friend International Holdings, Inc.                       398,667      85,239       0.0%
#*  Goodbaby International Holdings, Ltd.                        4,793,000   2,690,704       0.1%
#   Greatview Aseptic Packaging Co., Ltd.                        5,685,000   2,879,030       0.1%
#*  Greenland Hong Kong Holdings, Ltd.                           5,124,000   1,810,299       0.0%
*   Greentown China Holdings, Ltd.                               4,469,648   3,315,812       0.1%
*   Guangdong Land Holdings, Ltd.                                4,498,800   1,300,748       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H              873,000     532,821       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                   1,332,000   1,860,918       0.0%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H   5,284,000     332,178       0.0%
*   Haichang Ocean Park Holdings, Ltd.                           2,248,000     485,573       0.0%
    Haitian International Holdings, Ltd.                         3,343,000   5,669,340       0.1%
*   Hanergy Thin Film Power Group, Ltd.                         17,084,000     474,226       0.0%
    Harbin Bank Co., Ltd. Class H                                   66,000      18,680       0.0%
#   Harbin Electric Co., Ltd. Class H                            4,873,413   1,994,651       0.1%
#*  HC International, Inc.                                         424,000     286,424       0.0%
    Henderson Investment, Ltd.                                     596,000      49,872       0.0%
#   Hengdeli Holdings, Ltd.                                     16,377,399   1,704,131       0.0%
*   Hi Sun Technology China, Ltd.                                4,296,000     763,991       0.0%
*   Hidili Industry International Development, Ltd.              1,329,339      33,418       0.0%
#   Hilong Holding, Ltd.                                         4,323,000     499,109       0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H            291,000     135,757       0.0%
*   HKC Holdings, Ltd.                                          19,289,447     351,243       0.0%
*   HL Technology Group, Ltd.                                    1,748,000     467,540       0.0%
    HNA Infrastructure Co., Ltd. Class H                           603,000     644,825       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
CHINA -- (Continued)
#*  Honghua Group, Ltd.                                  10,418,000 $  507,974       0.0%
    Honworld Group, Ltd.                                    240,500    152,609       0.0%
    Hopefluent Group Holdings, Ltd.                         909,670    240,814       0.0%
#   Hopewell Highway Infrastructure, Ltd.                 4,163,000  2,074,535       0.1%
*   Hopson Development Holdings, Ltd.                     4,088,000  3,885,124       0.1%
#   HOSA International, Ltd.                              3,514,000  1,144,391       0.0%
#   Hua Han Health Industry Holdings, Ltd.               24,975,698  2,629,843       0.1%
#*  Huabao International Holdings, Ltd.                  13,262,014  5,200,866       0.1%
#   Huadian Fuxin Energy Corp., Ltd. Class H             14,732,000  3,190,227       0.1%
    Huaneng Renewables Corp., Ltd. Class H               22,328,000  6,588,641       0.1%
*   Huiyin Smart Community Co., Ltd.                      1,878,000    180,833       0.0%
    Hydoo International Holding, Ltd.                     1,634,000    191,341       0.0%
    Inspur International, Ltd.                            2,056,000    338,398       0.0%
#   Intime Retail Group Co., Ltd.                         6,959,000  6,257,060       0.1%
#   Jiangnan Group, Ltd.                                  8,158,000  1,374,278       0.0%
*   Jinchuan Group International Resources Co., Ltd.        965,000     39,718       0.0%
    Ju Teng International Holdings, Ltd.                  5,126,000  2,294,384       0.1%
*   Kai Yuan Holdings, Ltd.                              13,400,000     93,219       0.0%
#*  Kaisa Group Holdings, Ltd.                            9,828,000    370,598       0.0%
#*  Kangda International Environmental Co., Ltd.          1,132,000    255,596       0.0%
*   Kasen International Holdings, Ltd.                    1,073,000    171,164       0.0%
    Kingboard Chemical Holdings, Ltd.                     4,134,421  7,919,728       0.2%
    Kingboard Laminates Holdings, Ltd.                    5,527,500  2,825,830       0.1%
#   Kingdee International Software Group Co., Ltd.       13,089,200  4,228,165       0.1%
    Koradior Holdings, Ltd.                                 607,000  1,051,977       0.0%
    KWG Property Holding, Ltd.                           10,280,950  6,638,598       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                        1,729,000    162,294       0.0%
    Lai Fung Holdings, Ltd.                              28,358,229    444,868       0.0%
    Le Saunda Holdings, Ltd.                              2,049,799    448,144       0.0%
    Lee & Man Chemical Co., Ltd.                            998,785    325,180       0.0%
    Lee & Man Paper Manufacturing, Ltd.                   9,066,000  5,965,417       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                     713,000    575,999       0.0%
    Leoch International Technology, Ltd.                    953,000    112,500       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H        2,445,600    939,095       0.0%
#*  Lifetech Scientific Corp.                             9,528,000  1,614,638       0.0%
*   Lingbao Gold Co., Ltd. Class H                          282,000     57,932       0.0%
    Livzon Pharmaceutical Group, Inc. Class H               337,180  1,557,783       0.0%
#   Logan Property Holdings Co., Ltd.                     3,434,000  1,308,050       0.0%
    Lonking Holdings, Ltd.                               12,956,000  2,162,738       0.1%
#*  Loudong General Nice Resources China Holdings, Ltd.   9,144,140    469,672       0.0%
#*  Luye Pharma Group, Ltd.                               3,681,000  2,554,303       0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H               5,268,000  1,210,590       0.0%
    Maoye International Holdings, Ltd.                    7,468,000    777,410       0.0%
    Merry Garden Holdings, Ltd.                           4,650,000    108,484       0.0%
*   Microport Scientific Corp.                            1,631,000    847,715       0.0%
*   MIE Holdings Corp.                                    7,418,000    782,665       0.0%
    MIN XIN Holdings, Ltd.                                  716,000    672,389       0.0%
#*  Mingfa Group International Co., Ltd.                  7,108,000  1,731,893       0.0%
*   Mingyuan Medicare Development Co., Ltd.               6,950,000     38,617       0.0%
    Minmetals Land, Ltd.                                  7,084,000    727,692       0.0%
    Minth Group, Ltd.                                     3,475,000  9,110,644       0.2%
#*  MMG, Ltd.                                             9,838,000  2,213,752       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
CHINA -- (Continued)
    MOBI Development Co., Ltd.                                         1,014,000 $   135,705       0.0%
    Nature Home Holding Co., Ltd.                                        520,000      72,953       0.0%
#   NetDragon Websoft, Inc.                                              364,544   1,131,994       0.0%
    New World Department Store China, Ltd.                             2,838,462     401,297       0.0%
    Nexteer Automotive Group, Ltd.                                     1,813,000   1,913,272       0.0%
    Nine Dragons Paper Holdings, Ltd.                                  8,304,000   5,939,392       0.1%
#*  North Mining Shares Co., Ltd.                                     31,950,000     345,437       0.0%
#*  NVC Lighting Holdings, Ltd.                                        7,010,000     739,269       0.0%
*   O-Net Technologies Group, Ltd.                                     1,268,000     415,617       0.0%
    Optics Valley Union Holding Co, Ltd.                               1,012,000     107,845       0.0%
    Ourgame International Holdings, Ltd.                                 141,000      74,754       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                          1,484,183     553,631       0.0%
#   Pacific Online, Ltd.                                               3,004,365     894,414       0.0%
#   Parkson Retail Group, Ltd.                                         7,237,000     790,112       0.0%
#   PAX Global Technology, Ltd.                                        4,873,000   4,202,982       0.1%
    Peak Sport Products Co., Ltd.                                      4,319,000   1,192,976       0.0%
#   Phoenix Healthcare Group Co., Ltd.                                 2,646,500   4,019,102       0.1%
#   Phoenix Satellite Television Holdings, Ltd.                        7,926,000   1,821,160       0.0%
#   Poly Culture Group Corp., Ltd. Class H                               191,500     450,850       0.0%
#   Poly Property Group Co., Ltd.                                     14,782,000   3,946,233       0.1%
#*  Pou Sheng International Holdings, Ltd.                            13,507,806   3,608,497       0.1%
    Powerlong Real Estate Holdings, Ltd.                               8,297,000   1,791,101       0.0%
#*  Prosperity International Holdings HK, Ltd.                         8,560,000     223,536       0.0%
#*  PW Medtech Group, Ltd.                                             4,540,000   1,224,700       0.0%
    Qingdao Port International Co., Ltd. Class H                         571,000     272,178       0.0%
    Qingling Motors Co., Ltd.                                          2,524,000     824,896       0.0%
    Qinhuangdao Port Co., Ltd. Class H                                   258,000      96,317       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                     669,913      32,645       0.0%
*   Real Gold Mining, Ltd.                                               300,500      10,189       0.0%
    Real Nutriceutical Group, Ltd.                                     5,191,000     599,561       0.0%
    Redco Properties Group, Ltd.                                         342,000     241,844       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                              102,985,000   3,508,067       0.1%
#   REXLot Holdings, Ltd.                                             59,701,502   1,062,126       0.0%
    Road King Infrastructure, Ltd.                                     1,817,000   1,504,529       0.0%
    Samson Holding, Ltd.                                               3,644,000     417,637       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.              6,295,000   1,254,903       0.0%
*   Scud Group, Ltd.                                                   1,876,000      47,161       0.0%
*   Semiconductor Manufacturing International Corp.                   37,964,000   3,072,182       0.1%
    Shandong Chenming Paper Holdings, Ltd. Class H                     2,074,500   1,633,154       0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H            8,900,000   5,342,894       0.1%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H              550,000     467,672       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H       597,000     487,391       0.0%
    Shanghai Industrial Holdings, Ltd.                                 3,006,000   6,865,076       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.                 11,610,000   2,282,419       0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    6,956,000   2,855,733       0.1%
    Shanghai Prime Machinery Co., Ltd. Class H                         4,968,000     791,508       0.0%
#*  Shanghai Zendai Property, Ltd.                                     8,390,000     177,804       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                                   2,386,000     301,098       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                              2,272,500     118,276       0.0%
    Shenguan Holdings Group, Ltd.                                      6,676,000     693,833       0.0%
    Shenzhen Expressway Co., Ltd. Class H                              4,024,400   3,571,675       0.1%
    Shenzhen International Holdings, Ltd.                              6,618,751  10,783,923       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHINA -- (Continued)
    Shenzhen Investment, Ltd.                                         18,463,378 $ 7,423,964       0.2%
*   Shougang Concord International Enterprises Co., Ltd.              29,384,000     917,859       0.0%
#   Shougang Fushan Resources Group, Ltd.                             18,812,000   2,828,329       0.1%
#   Shui On Land, Ltd.                                                22,826,643   5,986,328       0.1%
*   Shunfeng International Clean Energy, Ltd.                          8,484,000   1,599,665       0.0%
#   Sichuan Expressway Co., Ltd. Class H                               4,984,000   1,653,422       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                        11,270,000   2,600,691       0.1%
    Silver Grant International Industries, Ltd.                        4,622,000     534,190       0.0%
*   SIM Technology Group, Ltd.                                         1,050,000      51,255       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                                   72,867,766   1,705,966       0.0%
#*  Sino-I Technology, Ltd.                                            3,950,000      52,645       0.0%
#   Sinofert Holdings, Ltd.                                           14,045,327   1,915,891       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                                 11,520,800   1,258,307       0.0%
#   SinoMedia Holding, Ltd.                                            1,126,000     292,153       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                        1,853,500   1,709,649       0.0%
#   Sinopec Kantons Holdings, Ltd.                                     4,858,000   2,563,863       0.1%
#   Sinosoft Technology Group, Ltd.                                    2,772,000   1,513,443       0.0%
#   Sinotrans Shipping, Ltd.                                           3,770,586     663,221       0.0%
    Sinotrans, Ltd. Class H                                           10,900,000   5,037,814       0.1%
    Sinotruk Hong Kong, Ltd.                                           4,416,000   2,229,263       0.1%
    SITC International Holdings Co., Ltd.                              6,549,000   3,539,546       0.1%
#   Skyworth Digital Holdings, Ltd.                                   11,311,641   7,405,214       0.2%
#   SMI Holdings Group, Ltd.                                          14,404,066   1,387,482       0.0%
#   SOHO China, Ltd.                                                  10,523,500   5,317,855       0.1%
*   Solargiga Energy Holdings, Ltd.                                    3,716,000      81,258       0.0%
*   Sound Global, Ltd.                                                   494,000     189,782       0.0%
#*  Sparkle Roll Group, Ltd.                                           6,040,000     364,354       0.0%
    Springland International Holdings, Ltd.                            4,080,000     734,004       0.0%
#*  SPT Energy Group, Inc.                                             4,970,000     376,314       0.0%
*   SRE Group, Ltd.                                                   21,198,346     652,224       0.0%
#   SSY Group, Ltd.                                                   13,169,152   4,525,483       0.1%
*   Sun King Power Electronics Group                                     896,000     134,846       0.0%
    Sunac China Holdings, Ltd.                                        12,913,000   8,239,196       0.2%
#   Sunny Optical Technology Group Co., Ltd.                           3,644,000  11,239,024       0.2%
*   Sunshine 100 China Holdings, Ltd.                                    130,000      57,604       0.0%
*   Symphony Holdings, Ltd.                                              670,000      73,228       0.0%
*   Synertone Communication Corp.                                        888,000      18,285       0.0%
    TCC International Holdings, Ltd.                                  10,116,647   2,027,539       0.1%
#   TCL Communication Technology Holdings, Ltd.                        3,492,198   2,264,478       0.1%
#   TCL Multimedia Technology Holdings, Ltd.                           3,700,510   2,200,665       0.1%
#*  Technovator International, Ltd.                                    1,336,000     678,949       0.0%
    Tenfu Cayman Holdings Co., Ltd.                                      185,000      59,724       0.0%
#   Tenwow International Holdings, Ltd.                                2,237,000     655,945       0.0%
    Texhong Textile Group, Ltd.                                        2,107,500   2,061,487       0.1%
    Tian An China Investment Co., Ltd.                                 1,383,000     735,565       0.0%
*   Tian Ge Interactive Holdings, Ltd.                                    61,000      49,897       0.0%
    Tian Shan Development Holdings, Ltd.                               1,742,000     698,105       0.0%
    Tiande Chemical Holdings, Ltd.                                        64,000      11,480       0.0%
#   Tiangong International Co., Ltd.                                   9,268,000     750,540       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H   1,936,000   1,076,318       0.0%
    Tianjin Development Holdings, Ltd.                                 2,742,000   1,359,825       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H                  2,230,000     200,607       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                   ---------- ---------- ---------------
CHINA -- (Continued)
    Tianjin Port Development Holdings, Ltd.                        11,658,800 $1,767,098       0.0%
#*  Tianneng Power International, Ltd.                              2,250,048  1,840,006       0.0%
*   Tianyi Summi Holdings, Ltd.                                     3,572,000    468,469       0.0%
#   Tibet Water Resources, Ltd.                                     9,336,000  2,668,870       0.1%
    Time Watch Investments, Ltd.                                    1,456,000    194,682       0.0%
    Times Property Holdings, Ltd.                                     958,000    395,682       0.0%
#   Tomson Group, Ltd.                                              1,178,575    343,013       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                    3,857,000  6,052,147       0.1%
#   Tongda Group Holdings, Ltd.                                    19,080,000  3,919,299       0.1%
    Tonly Electronics Holdings, Ltd.                                  431,176    199,407       0.0%
    Top Spring International Holdings, Ltd.                           292,500    126,262       0.0%
#   Towngas China Co., Ltd.                                         6,572,000  3,400,312       0.1%
    TPV Technology, Ltd.                                            4,981,964    807,173       0.0%
    Travelsky Technology, Ltd. Class H                                200,090    371,833       0.0%
#   Trigiant Group, Ltd.                                            3,684,000    625,193       0.0%
*   Trony Solar Holdings Co., Ltd.                                  1,757,000     26,728       0.0%
#   Truly International Holdings, Ltd.                              8,919,573  3,482,329       0.1%
#   Uni-President China Holdings, Ltd.                              6,080,000  5,662,110       0.1%
#*  United Energy Group, Ltd.                                      13,424,450    718,137       0.0%
#   Universal Health International Group Holding, Ltd.              7,123,000    640,658       0.0%
#   V1 Group, Ltd.                                                 20,671,600  1,140,859       0.0%
    Wanguo International Mining Group, Ltd.                           154,000     28,873       0.0%
#   Wasion Group Holdings, Ltd.                                     3,300,000  1,834,405       0.0%
    Weiqiao Textile Co. Class H                                     2,512,000  1,876,178       0.0%
    Welling Holding, Ltd.                                           6,472,000  1,079,560       0.0%
#   West China Cement, Ltd.                                        16,556,000  3,472,449       0.1%
#   Wisdom Sports Group                                             4,651,000  1,809,027       0.0%
#*  Wuzhou International Holdings, Ltd.                             9,890,000  1,070,577       0.0%
#   Xiamen International Port Co., Ltd. Class H                     6,324,000  1,298,771       0.0%
#*  Xinchen China Power Holdings, Ltd.                              1,901,000    297,464       0.0%
    Xingda International Holdings, Ltd.                             6,017,000  1,259,162       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H          2,727,103  2,538,494       0.1%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H               4,629,598    499,719       0.0%
#   Xinyi Solar Holdings, Ltd.                                     13,648,000  5,361,852       0.1%
    Xiwang Special Steel Co., Ltd.                                  3,286,000    325,516       0.0%
    XTEP International Holdings, Ltd.                               5,240,500  3,097,875       0.1%
*   Yanchang Petroleum International, Ltd.                         28,970,000    603,433       0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H      19,000     23,560       0.0%
#   Yashili International Holdings, Ltd.                              663,000    159,853       0.0%
#   Yestar International Holdings Co., Ltd.                         1,702,500    682,388       0.0%
    Yida China Holdings, Ltd.                                         954,000    379,656       0.0%
#   Yingde Gases Group Co., Ltd.                                    6,502,000  2,428,922       0.1%
#   Yip's Chemical Holdings, Ltd.                                   1,886,000    656,023       0.0%
    Youyuan International Holdings, Ltd.                            2,461,070    570,094       0.0%
    Yuanda China Holdings, Ltd.                                    12,884,000    402,653       0.0%
#   Yuexiu Property Co., Ltd.                                      47,444,284  6,887,767       0.1%
#   Yuexiu Transport Infrastructure, Ltd.                           4,322,018  2,898,311       0.1%
    Yuzhou Properties Co., Ltd.                                     9,250,120  2,538,749       0.1%
#   Zall Development Group, Ltd.                                   13,914,000  5,698,891       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                       5,620,000  4,856,189       0.1%
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         1,244,600    521,994       0.0%
*   Zhong An Real Estate, Ltd.                                      6,952,400    634,873       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
CHINA -- (Continued)
#   Zhongsheng Group Holdings, Ltd.                     3,983,000 $  2,039,981       0.1%
    Zhuhai Holdings Investment Group, Ltd.                950,000      147,882       0.0%
                                                                  ------------      ----
TOTAL CHINA                                                        703,315,482      13.7%
                                                                  ------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                    327,049    1,839,205       0.0%
    Bolsa de Valores de Colombia                       29,054,344      182,565       0.0%
    Celsia SA ESP                                         862,107    1,165,136       0.0%
*   Cemex Latam Holdings SA                               840,285    3,852,340       0.1%
    Constructora Conconcreto SA                           293,150      126,061       0.0%
    Corp. Financiera Colombiana SA(B000C92)                17,125      231,925       0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                   235        3,188       0.0%
    Empresa de Telecomunicaciones de Bogota             2,862,868      613,036       0.0%
*   Grupo Odinsa SA                                        19,092       55,460       0.0%
    Interconexion Electrica SA ESP                         67,599      206,450       0.0%
    Isagen SA ESP                                       1,603,357    2,310,459       0.1%
    Mineros SA                                            102,961       88,912       0.0%
                                                                  ------------      ----
TOTAL COLOMBIA                                                      10,674,737       0.2%
                                                                  ------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                    224,579    2,060,473       0.1%
*   Astir Palace Vouliagmeni SA                            16,695       60,550       0.0%
    Athens Water Supply & Sewage Co. SA (The)             125,722      662,662       0.0%
    Bank of Greece                                        142,930    1,637,511       0.1%
*   Ellaktor SA                                           909,399    1,326,312       0.0%
*   Fourlis Holdings SA                                   283,268    1,023,092       0.0%
*   Frigoglass SAIC                                       124,748       30,713       0.0%
*   GEK Terna Holding Real Estate Construction SA         475,188      931,134       0.0%
    Hellenic Exchanges--Athens Stock Exchange SA          536,300    3,053,972       0.1%
*   Iaso SA                                               282,999      168,309       0.0%
*   Intracom Holdings SA                                  664,642      253,717       0.0%
*   Intralot SA-Integrated Lottery Systems & Services     865,039    1,011,084       0.0%
*   Lamda Development SA                                   92,510      401,515       0.0%
*   Marfin Investment Group Holdings SA                 6,110,771      980,915       0.0%
    Metka SA                                              188,318    1,440,944       0.1%
    Motor Oil Hellas Corinth Refineries SA                 23,203      264,942       0.0%
    Mytilineos Holdings SA                                339,544    1,363,383       0.0%
    Piraeus Port Authority SA                              42,172      584,533       0.0%
    Sarantis SA                                            96,712      965,339       0.0%
    Terna Energy SA                                       257,713      816,107       0.0%
                                                                  ------------      ----
TOTAL GREECE                                                        19,037,207       0.4%
                                                                  ------------      ----
HONG KONG -- (0.0%)
*   Landing International Development, Ltd.            14,260,000      404,787       0.0%
                                                                  ------------      ----
HUNGARY -- (0.0%)
#*  FHB Mortgage Bank P.L.C.                               27,009       72,448       0.0%
                                                                  ------------      ----
INDIA -- (12.0%)
*   3M India, Ltd.                                          6,044    1,216,036       0.0%
    Aarti Industries                                      203,184    1,623,880       0.0%
    Aban Offshore, Ltd.                                   137,519      456,781       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                       --------- ---------- ---------------
INDIA -- (Continued)
    Accelya Kale Solutions, Ltd.           2,647 $   36,348       0.0%
    Adani Enterprises, Ltd.            1,058,583  1,373,097       0.0%
*   Adani Power, Ltd.                  6,723,751  3,226,865       0.1%
    Aditya Birla Nuvo, Ltd.               67,784    871,590       0.0%
*   Advanta, Ltd.                        206,926  1,687,668       0.0%
    Aegis Logistics, Ltd.              1,171,370  2,031,974       0.1%
    Agro Tech Foods, Ltd.                 62,964    440,108       0.0%
    AIA Engineering, Ltd.                231,459  3,425,512       0.1%
    Ajanta Pharma, Ltd.                  312,626  7,099,049       0.2%
    Akzo Nobel India, Ltd.                73,197  1,470,266       0.0%
    Alembic Pharmaceuticals, Ltd.        571,962  5,159,216       0.1%
    Alembic, Ltd.                        624,014    348,647       0.0%
    Allahabad Bank                     1,121,891    984,233       0.0%
    Allcargo Logistics, Ltd.             412,721    955,667       0.0%
*   Alok Industries, Ltd.              3,380,589    230,753       0.0%
    Alstom India, Ltd.                   187,822  1,791,235       0.0%
    Alstom T&D India, Ltd.               124,100    705,466       0.0%
    Amara Raja Batteries, Ltd.           596,481  8,620,370       0.2%
*   Amtek Auto, Ltd.                     217,501    129,873       0.0%
    Anant Raj, Ltd.                      315,955    175,817       0.0%
    Andhra Bank                        1,312,648  1,093,887       0.0%
    Apar Industries, Ltd.                102,166    737,736       0.0%
    Apollo Tyres, Ltd.                 2,214,640  5,326,514       0.1%
*   Arvind Infrastructure, Ltd.          181,595    245,050       0.0%
    Arvind, Ltd.                       1,986,900  8,307,232       0.2%
*   Asahi India Glass, Ltd.              420,538  1,044,773       0.0%
    Ashoka Buildcon, Ltd.                180,612    370,454       0.0%
    Astral Polytechnik, Ltd.              25,066    168,044       0.0%
*   AstraZeneca Pharma India, Ltd.         2,547     44,032       0.0%
    Atul, Ltd.                            82,071  2,220,567       0.1%
    Automotive Axles, Ltd.                11,656    107,352       0.0%
    Bajaj Corp., Ltd.                    382,136  2,227,191       0.1%
    Bajaj Electricals, Ltd.              174,279    596,413       0.0%
    Bajaj Finance, Ltd.                    7,015    722,373       0.0%
*   Bajaj Hindusthan Sugar, Ltd.       2,342,495    703,395       0.0%
    Bajaj Holdings & Investment, Ltd.    117,527  2,547,479       0.1%
    Balkrishna Industries, Ltd.          244,433  2,442,946       0.1%
    Ballarpur Industries, Ltd.         1,005,483    259,527       0.0%
    Balmer Lawrie & Co., Ltd.            117,876  1,020,212       0.0%
*   Balrampur Chini Mills, Ltd.        1,374,241  2,240,021       0.1%
    Bank of India                      1,787,393  2,480,346       0.1%
    Bank Of Maharashtra                  922,950    411,702       0.0%
    Bannari Amman Sugars, Ltd.            14,297    382,168       0.0%
    BASF India, Ltd.                      83,644  1,154,215       0.0%
    Bata India, Ltd.                     324,296  2,889,721       0.1%
    BEML, Ltd.                           269,474  3,725,798       0.1%
    Berger Paints India, Ltd.          2,012,622  7,778,829       0.2%
*   BF Utilities, Ltd.                    58,818    514,883       0.0%
    Biocon, Ltd.                         595,447  5,253,822       0.1%
    Birla Corp., Ltd.                    160,261    936,395       0.0%
    Blue Dart Express, Ltd.               33,361  2,844,326       0.1%
    Blue Star, Ltd.                      280,398  1,805,501       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Bombay Dyeing & Manufacturing Co., Ltd.            958,407 $  707,091       0.0%
    Brigade Enterprises, Ltd.                          196,245    443,182       0.0%
    Can Fin Homes, Ltd.                                 22,961    411,276       0.0%
    Canara Bank                                         92,433    285,437       0.0%
    Carborundum Universal, Ltd.                        329,688    964,828       0.0%
    CCL Products India, Ltd.                           512,708  1,488,505       0.0%
    Ceat, Ltd.                                         255,249  4,190,665       0.1%
    Central Bank Of India                              188,078    230,616       0.0%
    Century Plyboards India, Ltd.                      602,179  1,669,234       0.0%
    Century Textiles & Industries, Ltd.                729,171  6,990,249       0.1%
    Cera Sanitaryware, Ltd.                              7,195    198,383       0.0%
    CESC, Ltd.                                         701,248  5,692,628       0.1%
    Chambal Fertilizers and Chemicals, Ltd.          1,276,132  1,168,783       0.0%
*   Chennai Petroleum Corp., Ltd.                      475,386  1,525,904       0.0%
    Chennai Super Kings Cricket, Ltd.                1,658,632     42,197       0.0%
    Cholamandalam Investment and Finance Co., Ltd.     126,356  1,522,383       0.0%
    City Union Bank, Ltd.                            1,679,038  2,363,106       0.1%
*   Clariant Chemicals India, Ltd.                      67,559    679,448       0.0%
    Coromandel International, Ltd.                     552,214  1,862,469       0.0%
    Corp. Bank                                       1,459,316    845,683       0.0%
    Cox & Kings, Ltd.                                  741,911  2,079,582       0.1%
    Credit Analysis & Research, Ltd.                    40,919    621,770       0.0%
    CRISIL, Ltd.                                        69,677  2,052,835       0.1%
    Crompton Greaves Consumer Electricals Ltd.       3,403,119  5,212,677       0.1%
*   Crompton Greaves, Ltd.                           3,403,119  2,946,125       0.1%
    Cyient, Ltd.                                       369,344  2,528,986       0.1%
    Dalmia Bharat, Ltd.                                123,100  1,573,493       0.0%
    DB Corp., Ltd.                                      43,770    214,588       0.0%
*   DB Realty, Ltd.                                    852,641    644,109       0.0%
*   DCB Bank, Ltd.                                   2,095,745  2,948,397       0.1%
    DCM Shriram, Ltd.                                  260,162    622,383       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.    242,420    552,851       0.0%
    Delta Corp., Ltd.                                  740,999    914,484       0.0%
*   DEN Networks, Ltd.                                 450,304    592,924       0.0%
    Dena Bank                                        1,251,365    560,524       0.0%
    Dewan Housing Finance Corp., Ltd.                  606,154  1,811,875       0.0%
    Dhanuka Agritech, Ltd.                               7,724     70,101       0.0%
*   Dish TV India, Ltd.                              4,089,775  5,576,945       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.          544,095  2,761,753       0.1%
*   Dynamatic Technologies, Ltd.                         7,303    235,321       0.0%
    eClerx Services, Ltd.                              142,023  2,807,288       0.1%
    Edelweiss Financial Services, Ltd.               2,008,855  1,752,002       0.0%
    EID Parry India, Ltd.                              594,774  2,052,572       0.1%
    EIH, Ltd.                                          970,175  1,496,888       0.0%
    Electrosteel Castings, Ltd.                        607,641    172,542       0.0%
    Elgi Equipments, Ltd.                              272,744    669,752       0.0%
    Engineers India, Ltd.                              892,223  2,406,662       0.1%
    Entertainment Network India, Ltd.                   64,795    683,850       0.0%
*   Eros International Media, Ltd.                     285,043    790,560       0.0%
    Escorts, Ltd.                                      754,964  1,913,729       0.0%
    Essel Propack, Ltd.                                502,843  1,375,166       0.0%
    Eveready Industries India, Ltd.                    241,516    911,079       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                          ---------- ---------- ---------------
INDIA -- (Continued)
    Exide Industries, Ltd.                                 2,409,364 $5,332,217       0.1%
    FAG Bearings India, Ltd.                                  33,586  2,009,902       0.1%
    FDC, Ltd.                                                467,535  1,275,164       0.0%
    Federal Bank, Ltd.                                     9,711,220  6,723,855       0.1%
*   Federal-Mogul Goetze India, Ltd.                          72,593    344,463       0.0%
    Finolex Cables, Ltd.                                     771,546  3,360,757       0.1%
    Finolex Industries, Ltd.                                 415,391  2,274,791       0.1%
*   Firstsource Solutions, Ltd.                            2,353,285  1,452,350       0.0%
*   Fortis Healthcare, Ltd.                                1,040,791  2,739,421       0.1%
*   Future Consumer Enterprise, Ltd.                       5,075,479  1,686,750       0.0%
    Future Retail, Ltd.                                      983,154  2,136,176       0.1%
    Gabriel India, Ltd.                                      634,202    861,733       0.0%
*   Gammon Infrastructure Projects, Ltd.                     491,684     35,522       0.0%
    Gateway Distriparks, Ltd.                                650,721  2,707,624       0.1%
    Gati, Ltd.                                               220,146    395,508       0.0%
    GHCL, Ltd.                                               279,324    556,973       0.0%
    GIC Housing Finance, Ltd.                                 34,775    136,947       0.0%
    Gillette India, Ltd.                                      12,277    767,998       0.0%
*   Global Offshore Services, Ltd.                            80,472    213,307       0.0%
*   GMR Infrastructure, Ltd.                              15,924,296  3,040,079       0.1%
    GOCL Corp., Ltd.                                          76,450    167,833       0.0%
    Godfrey Phillips India, Ltd.                              44,690    604,720       0.0%
    Godrej Industries, Ltd.                                  381,220  2,007,672       0.1%
    Godrej Properties, Ltd.                                  526,359  2,690,685       0.1%
    Granules India, Ltd.                                     695,454  1,405,502       0.0%
    Graphite India, Ltd.                                     397,865    475,829       0.0%
    Great Eastern Shipping Co., Ltd. (The)                   543,607  2,686,858       0.1%
    Greaves Cotton, Ltd.                                     762,174  1,531,598       0.0%
    Greenply Industries, Ltd.                                 10,833     34,337       0.0%
    Grindwell Norton, Ltd.                                    22,877    222,895       0.0%
    Gruh Finance, Ltd.                                       461,466  1,779,771       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                       194,312    534,417       0.0%
    Gujarat Fluorochemicals, Ltd.                            224,424  1,873,389       0.0%
    Gujarat Gas, Ltd.                                        319,983  2,569,329       0.1%
    Gujarat Industries Power Co., Ltd.                        98,741    120,579       0.0%
    Gujarat Mineral Development Corp., Ltd.                  803,287    839,740       0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.     266,808    401,479       0.0%
*   Gujarat Pipavav Port, Ltd.                             1,085,407  2,782,940       0.1%
    Gujarat State Fertilizers & Chemicals, Ltd.              969,096  1,080,056       0.0%
    Gujarat State Petronet, Ltd.                           1,629,507  3,382,859       0.1%
    Gulf Oil Lubricants India, Ltd.                           77,668    630,983       0.0%
*   GVK Power & Infrastructure, Ltd.                       6,931,309    707,632       0.0%
*   Hathway Cable & Datacom, Ltd.                          2,004,584  1,118,938       0.0%
    Havells India, Ltd.                                    1,992,064  9,959,435       0.2%
*   HCL Infosystems, Ltd.                                    477,473    296,094       0.0%
    HEG, Ltd.                                                 36,273     87,539       0.0%
*   HeidelbergCement India, Ltd.                             878,204  1,255,808       0.0%
*   Hexa Tradex, Ltd.                                         27,994      5,929       0.0%
    Hexaware Technologies, Ltd.                            1,734,722  6,286,345       0.1%
    Hikal, Ltd.                                               82,378    175,333       0.0%
*   Himachal Futuristic Communications, Ltd.               5,728,434  1,573,291       0.0%
    Himatsingka Seide, Ltd.                                  231,200    816,215       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                ---------- ---------- ---------------
INDIA -- (Continued)
    Hinduja Global Solutions, Ltd.                  15,689 $   96,637       0.0%
    Hinduja Ventures, Ltd.                          27,826    183,902       0.0%
*   Hindustan Construction Co., Ltd.             1,572,759    492,701       0.0%
    Hindustan Media Ventures, Ltd.                  15,135     58,107       0.0%
    Hitachi Home & Life Solutions India, Ltd.       64,496  1,319,159       0.0%
    Honeywell Automation India, Ltd.                13,522  1,853,167       0.0%
*   Hotel Leela Venture, Ltd.                      104,646     27,762       0.0%
*   Housing Development & Infrastructure, Ltd.   4,217,681  5,432,324       0.1%
    HSIL, Ltd.                                     238,038  1,067,287       0.0%
    HT Media, Ltd.                                 550,399    736,704       0.0%
    Huhtamaki PPL, Ltd.                            117,975    399,848       0.0%
    ICRA, Ltd.                                       2,588    161,786       0.0%
    IDBI Bank, Ltd.                              3,911,420  4,066,368       0.1%
*   IFB Industries, Ltd.                            24,447    127,013       0.0%
    IFCI, Ltd.                                   5,221,683  1,991,282       0.1%
    IIFL Holdings, Ltd.                          1,517,104  4,975,514       0.1%
    IL&FS Transportation Networks, Ltd.            807,052    903,430       0.0%
*   India Cements, Ltd. (The)                    2,012,170  2,699,503       0.1%
*   Indiabulls Real Estate, Ltd.                 1,891,680  1,923,235       0.1%
    Indian Bank                                    742,128  1,090,372       0.0%
*   Indian Hotels Co., Ltd.                      2,969,566  4,696,758       0.1%
*   Indian Overseas Bank                         1,742,294    817,325       0.0%
    Indo Count Industries, Ltd.                     20,376    321,663       0.0%
    Indoco Remedies, Ltd.                          301,562  1,212,610       0.0%
    Indraprastha Gas, Ltd.                         366,128  3,162,710       0.1%
    INEOS Styrolution India, Ltd.                   23,441    218,825       0.0%
    Info Edge India, Ltd.                            5,578     63,072       0.0%
    Ingersoll-Rand India, Ltd.                      89,008    923,712       0.0%
*   Inox Leisure, Ltd.                             368,062  1,142,318       0.0%
*   Intellect Design Arena, Ltd.                   628,348  2,179,475       0.1%
    Ipca Laboratories, Ltd.                        375,952  2,813,224       0.1%
    IRB Infrastructure Developers, Ltd.          1,690,879  5,430,606       0.1%
*   ITD Cementation India, Ltd.                    250,417    460,230       0.0%
    J Kumar Infraprojects, Ltd.                     28,792    101,842       0.0%
    Jagran Prakashan, Ltd.                         841,391  2,012,996       0.1%
    Jai Corp., Ltd.                                104,735    107,052       0.0%
    Jain Irrigation Systems, Ltd.                3,323,749  3,059,705       0.1%
*   Jaiprakash Associates, Ltd.                 11,791,056  1,338,094       0.0%
*   Jaiprakash Power Ventures, Ltd.              6,493,149    454,109       0.0%
    Jammu & Kashmir Bank, Ltd. (The)             2,258,525  2,332,708       0.1%
*   Jaypee Infratech, Ltd.                       3,812,775    421,235       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.           264,873    977,741       0.0%
    JBF Industries, Ltd.                           271,764    855,952       0.0%
    Jindal Poly Films, Ltd.                        133,621    985,189       0.0%
    Jindal Saw, Ltd.                             1,200,649    775,819       0.0%
*   Jindal Steel & Power, Ltd.                   4,199,390  4,381,012       0.1%
    JK Cement, Ltd.                                195,528  1,737,366       0.0%
    JK Lakshmi Cement, Ltd.                        493,007  2,592,995       0.1%
    JK Tyre & Industries, Ltd.                   1,051,099  1,325,783       0.0%
    JM Financial, Ltd.                           2,322,187  1,432,587       0.0%
    JSW Energy, Ltd.                             2,597,902  2,626,096       0.1%
*   JSW Holdings, Ltd.                              22,200    341,282       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
INDIA -- (Continued)
    Jubilant Foodworks, Ltd.                        325,974 $5,657,695       0.1%
    Jubilant Life Sciences, Ltd.                    505,015  3,036,548       0.1%
    Just Dial, Ltd.                                 170,448  2,160,915       0.1%
    Jyothy Laboratories, Ltd.                       415,956  1,897,799       0.0%
    Kajaria Ceramics, Ltd.                          331,366  5,233,408       0.1%
    Kakinada Fertilizers, Ltd.                      632,948     20,058       0.0%
    Kalpataru Power Transmission, Ltd.              480,876  1,513,204       0.0%
    Kansai Nerolac Paints, Ltd.                     394,828  1,699,835       0.0%
    Karnataka Bank, Ltd. (The)                    1,274,026  2,144,833       0.1%
    Karur Vysya Bank, Ltd. (The)                    471,912  3,415,291       0.1%
    Kaveri Seed Co., Ltd.                           202,438  1,198,841       0.0%
*   KAYA, Ltd.                                        6,469     84,360       0.0%
    KCP, Ltd.                                        29,180     37,066       0.0%
    KEC International, Ltd.                         779,871  1,473,242       0.0%
*   Kesoram Industries, Ltd.                        270,075    472,291       0.0%
    Kewal Kiran Clothing, Ltd.                        1,598     43,372       0.0%
    Kirloskar Brothers, Ltd.                            817      1,568       0.0%
    Kirloskar Oil Engines, Ltd.                     237,212    844,673       0.0%
    Kitex Garments, Ltd.                             40,256    279,252       0.0%
    Kolte-Patil Developers, Ltd.                    193,641    361,393       0.0%
    KPIT Technologies, Ltd.                       1,182,320  2,836,820       0.1%
    KPR Mill, Ltd.                                    9,797    120,408       0.0%
    KRBL, Ltd.                                      518,655  1,757,555       0.0%
    KSB Pumps, Ltd.                                  51,306    526,639       0.0%
*   KSK Energy Ventures, Ltd.                       261,887    130,695       0.0%
    L&T Finance Holdings, Ltd.                    1,926,148  2,087,234       0.1%
    LA Opala RG, Ltd.                                23,458    201,231       0.0%
    Lakshmi Machine Works, Ltd.                      28,316  1,512,056       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                  578,090    711,539       0.0%
*   Lanco Infratech, Ltd.                         5,107,406    379,172       0.0%
*   Mahanagar Telephone Nigam, Ltd.                 573,802    156,806       0.0%
    Maharashtra Seamless, Ltd.                      210,955    642,829       0.0%
    Mahindra & Mahindra Financial Services, Ltd.    761,660  3,439,145       0.1%
*   Mahindra CIE Automotive, Ltd.                   113,417    340,616       0.0%
    Mahindra Holidays & Resorts India, Ltd.         247,801  1,480,911       0.0%
    Mahindra Lifespace Developers, Ltd.             122,860    800,861       0.0%
*   Majesco, Ltd.                                    47,137    406,995       0.0%
    Manappuram Finance, Ltd.                      1,317,142    790,591       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.     1,776,908  1,799,846       0.0%
    Marksans Pharma, Ltd.                           675,243    464,655       0.0%
    Max Financial Services, Ltd.                    960,513  5,246,707       0.1%
    MAX India, Ltd.                                 960,513  1,816,127       0.0%
*   Max Ventures & Industries, Ltd.                 192,103    205,396       0.0%
    Mayur Uniquoters, Ltd.                           16,371     99,983       0.0%
    McLeod Russel India, Ltd.                       504,587  1,448,252       0.0%
    Merck, Ltd.                                      46,217    465,918       0.0%
    MindTree, Ltd.                                  779,604  7,929,445       0.2%
    Mirza International, Ltd.                        37,315     58,239       0.0%
    MOIL, Ltd.                                       86,891    313,024       0.0%
    Monsanto India, Ltd.                             55,175  1,483,969       0.0%
    Motilal Oswal Financial Services, Ltd.           57,598    258,200       0.0%
    Mphasis, Ltd.                                   576,690  4,205,834       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
INDIA -- (Continued)
    MPS, Ltd.                                  28,557 $  291,094       0.0%
    MRF, Ltd.                                   9,763  4,960,099       0.1%
    Muthoot Finance, Ltd.                     175,922    542,596       0.0%
    Natco Pharma, Ltd.                        616,750  4,548,148       0.1%
    National Aluminium Co., Ltd.            2,379,582  1,658,611       0.0%
    Nava Bharat Ventures, Ltd.                 13,117     31,350       0.0%
    Navin Fluorine International, Ltd.          1,862     48,748       0.0%
    Navneet Education, Ltd.                   685,858    886,345       0.0%
    NCC, Ltd.                               5,397,767  6,360,565       0.1%
    Nectar Lifesciences, Ltd.                 229,932    132,790       0.0%
    NESCO, Ltd.                                41,009    965,433       0.0%
    NIIT Technologies, Ltd.                   361,810  2,558,042       0.1%
*   NIIT, Ltd.                                706,562    884,088       0.0%
    Nilkamal, Ltd.                             50,252    930,036       0.0%
*   Nirvikara Paper Mills, Ltd.                25,924     15,123       0.0%
    Nitin Fire Protection Industries, Ltd.    392,998    210,038       0.0%
    Oberoi Realty, Ltd.                       562,095  2,350,445       0.1%
    OCL India, Ltd.                            67,894    507,620       0.0%
    Omaxe, Ltd.                               511,905  1,136,708       0.0%
    OnMobile Global, Ltd.                     178,531    312,017       0.0%
    Orient Cement, Ltd.                       378,234    842,395       0.0%
    Oriental Bank of Commerce                 588,747    802,806       0.0%
    Orissa Minerals Development Co., Ltd.           1         30       0.0%
    Page Industries, Ltd.                      28,392  5,363,860       0.1%
*   Parsvnath Developers, Ltd.                242,960     69,561       0.0%
    PC Jeweller, Ltd.                         459,800  2,478,708       0.1%
    Peninsula Land, Ltd.                      272,113     82,182       0.0%
    Persistent Systems, Ltd.                  247,444  2,765,734       0.1%
    Petronet LNG, Ltd.                      1,512,991  5,990,483       0.1%
    Pfizer, Ltd.                               89,525  2,357,533       0.1%
    Phoenix Mills, Ltd. (The)                 294,322  1,419,785       0.0%
    PI Industries, Ltd.                       424,894  4,112,622       0.1%
    Piramal Enterprises, Ltd.                 197,346  3,584,492       0.1%
    Polaris Consulting & Services, Ltd.        17,126     50,235       0.0%
    Praj Industries, Ltd.                     710,334  1,042,918       0.0%
    Prestige Estates Projects, Ltd.           579,824  1,472,296       0.0%
*   Prism Cement, Ltd.                        645,641    833,934       0.0%
    PTC India Financial Services, Ltd.      2,001,598  1,171,794       0.0%
    PTC India, Ltd.                         2,190,460  2,136,004       0.1%
*   Punj Lloyd, Ltd.                          450,109    158,302       0.0%
    Punjab & Sind Bank                         37,450     20,385       0.0%
    Puravankara Projects, Ltd.                389,976    310,229       0.0%
    PVR, Ltd.                                 104,215  1,320,426       0.0%
    Radico Khaitan, Ltd.                      411,814    545,908       0.0%
    Rain Industries, Ltd.                   1,039,970    577,897       0.0%
    Rallis India, Ltd.                        763,957  2,250,303       0.1%
    Ramco Cements, Ltd. (The)                 568,784  3,861,019       0.1%
*   Ramco Systems, Ltd.                        27,626    310,014       0.0%
    Ratnamani Metals & Tubes, Ltd.             48,826    353,490       0.0%
*   RattanIndia Power, Ltd.                 1,464,412    217,185       0.0%
    Raymond, Ltd.                             259,983  1,655,662       0.0%
    Redington India, Ltd.                   1,693,602  2,772,837       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
INDIA -- (Continued)
*   REI Agro, Ltd.                          2,301,465 $   15,714       0.0%
    Relaxo Footwears, Ltd.                     72,761    538,396       0.0%
    Reliance Capital, Ltd.                    983,665  6,014,051       0.1%
*   Reliance Communications, Ltd.           2,665,243  2,242,188       0.1%
*   Reliance Defence and Engineering, Ltd.  1,532,809  1,495,510       0.0%
    Reliance Infrastructure, Ltd.           1,132,160  9,163,539       0.2%
    Reliance Power, Ltd.                    5,681,062  4,340,416       0.1%
    Repco Home Finance, Ltd.                   84,271    809,863       0.0%
    Rolta India, Ltd.                         839,332    973,829       0.0%
    Ruchi Soya Industries, Ltd.               838,664    358,345       0.0%
    Sadbhav Engineering, Ltd.                 324,547  1,289,329       0.0%
    Sanghvi Movers, Ltd.                       32,366    141,291       0.0%
    Sanofi India, Ltd.                         34,130  2,268,696       0.1%
    Sharda Cropchem, Ltd.                         588      2,331       0.0%
    Shilpa Medicare, Ltd.                      29,136    207,394       0.0%
*   Shipping Corp. of India, Ltd.             975,179  1,025,916       0.0%
    Shoppers Stop, Ltd.                        32,032    184,884       0.0%
*   Shree Renuka Sugars, Ltd.               1,879,912    377,009       0.0%
    Shriram City Union Finance, Ltd.           10,628    262,058       0.0%
*   Shyam Century Ferrous, Ltd.               137,796     14,533       0.0%
    Simplex Infrastructures, Ltd.             101,949    406,770       0.0%
    Sintex Industries, Ltd.                 3,190,023  3,969,754       0.1%
*   SITI Cable Network, Ltd.                1,329,255    703,370       0.0%
    SJVN, Ltd.                              2,858,624  1,223,117       0.0%
    SKF India, Ltd.                           129,552  2,506,198       0.1%
*   SKS Microfinance, Ltd.                      8,440     77,174       0.0%
    SML ISUZU, Ltd.                            50,670    739,874       0.0%
    Sobha, Ltd.                               390,473  1,721,940       0.0%
    Solar Industries India, Ltd.               25,572  1,313,018       0.0%
    Sona Koyo Steering Systems, Ltd.          361,579    274,816       0.0%
    Sonata Software, Ltd.                     380,623    855,545       0.0%
    South Indian Bank, Ltd. (The)           6,588,178  1,800,233       0.0%
    SREI Infrastructure Finance, Ltd.       1,205,273  1,080,210       0.0%
    SRF, Ltd.                                 206,672  4,260,960       0.1%
    Star Ferro and Cement, Ltd.               137,796    251,942       0.0%
    State Bank of Bikaner & Jaipur            146,666  1,152,679       0.0%
    State Bank of Travancore                  104,431    590,883       0.0%
    Sterlite Technologies, Ltd.             1,345,065  1,785,125       0.0%
    Strides Shasun, Ltd.                      353,724  5,751,665       0.1%
    Sun TV Network, Ltd.                      426,443  2,386,553       0.1%
    Sundaram Finance, Ltd.                     29,140    554,434       0.0%
    Sundaram-Clayton, Ltd.                      3,890    120,775       0.0%
    Sundram Fasteners, Ltd.                   626,287  1,532,497       0.0%
    Sunteck Realty, Ltd.                        7,106     22,842       0.0%
    Suprajit Engineering, Ltd.                 36,500     76,781       0.0%
    Supreme Industries, Ltd.                  302,365  3,645,786       0.1%
    Supreme Petrochem, Ltd.                   103,075    237,170       0.0%
*   Suzlon Energy, Ltd.                       400,099     90,523       0.0%
    Swaraj Engines, Ltd.                       14,398    236,448       0.0%
    Symphony, Ltd.                              9,390    336,860       0.0%
    Syndicate Bank                          1,354,916  1,418,320       0.0%
    TAKE Solutions, Ltd.                      440,470    846,729       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd.            173,348 $   609,276       0.0%
    Tata Chemicals, Ltd.                           600,945   3,669,084       0.1%
    Tata Communications, Ltd.                      879,044   5,441,341       0.1%
    Tata Elxsi, Ltd.                               255,993   7,341,011       0.2%
    Tata Global Beverages, Ltd.                  3,480,804   6,289,343       0.1%
    Tata Sponge Iron, Ltd.                          21,337     183,973       0.0%
*   Tata Teleservices Maharashtra, Ltd.          4,512,759     458,059       0.0%
    Techno Electric & Engineering Co., Ltd.        125,949     989,772       0.0%
    Texmaco Rail & Engineering, Ltd.               333,325     522,827       0.0%
    Thermax, Ltd.                                  305,495   3,526,479       0.1%
    Tide Water Oil Co India, Ltd.                    1,388     129,111       0.0%
    Time Technoplast, Ltd.                         461,614     331,895       0.0%
*   Timken India, Ltd.                             190,272   1,478,135       0.0%
    Titagarh Wagons, Ltd.                          675,667     929,658       0.0%
    Torrent Pharmaceuticals, Ltd.                  107,851   2,325,524       0.1%
    Torrent Power, Ltd.                          1,124,547   3,946,336       0.1%
    Transport Corp. of India, Ltd.                 258,350   1,038,879       0.0%
    Tree House Education and Accessories, Ltd.     164,025     192,512       0.0%
    Trent, Ltd.                                     44,915   1,156,461       0.0%
*   Triveni Engineering & Industries, Ltd.         268,720     212,976       0.0%
    Triveni Turbine, Ltd.                          517,440     848,821       0.0%
    TTK Prestige, Ltd.                              41,568   2,793,580       0.1%
    Tube Investments of India, Ltd.                517,575   3,195,304       0.1%
*   TV18 Broadcast, Ltd.                         4,813,062   2,814,673       0.1%
    TVS Motor Co., Ltd.                          2,128,314  10,230,508       0.2%
    UCO Bank                                     1,352,675     807,271       0.0%
    Uflex, Ltd.                                    232,965     620,617       0.0%
    Unichem Laboratories, Ltd.                     341,606   1,264,607       0.0%
    Union Bank of India                          2,801,165   5,365,122       0.1%
*   Unitech, Ltd.                               12,950,453     934,162       0.0%
    UPL, Ltd.                                       62,261     505,642       0.0%
*   Usha Martin, Ltd.                               30,162       6,630       0.0%
    V-Guard Industries, Ltd.                        96,893   1,384,007       0.0%
    VA Tech Wabag, Ltd.                            268,108   2,316,506       0.1%
*   Vaibhav Global, Ltd.                             3,689      17,302       0.0%
    Vakrangee, Ltd.                                933,077   2,764,155       0.1%
    Vardhman Textiles, Ltd.                        169,995   2,222,123       0.1%
    Vesuvius India, Ltd.                             1,802      20,773       0.0%
    Videocon Industries, Ltd.                    1,015,651   1,634,013       0.0%
    Vijaya Bank                                  2,025,328     964,612       0.0%
    Vinati Organics, Ltd.                            7,383      50,859       0.0%
    VIP Industries, Ltd.                           954,062   1,651,617       0.0%
    Voltas, Ltd.                                 1,586,434   7,018,346       0.1%
    VST Industries, Ltd.                            25,647     629,435       0.0%
    WABCO India, Ltd.                               24,700   2,165,941       0.1%
    Welspun Corp., Ltd.                            826,716   1,375,324       0.0%
*   Welspun Enterprises, Ltd.                      423,792     396,488       0.0%
    Welspun India, Ltd.                          2,211,311   3,313,567       0.1%
*   Whirlpool of India, Ltd.                        30,429     340,595       0.0%
*   Wockhardt, Ltd.                                188,374   2,798,967       0.1%
    Zensar Technologies, Ltd.                      120,339   1,777,913       0.0%
    Zuari Agro Chemicals, Ltd.                      21,687      56,504       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                            SHARES      VALUE++    OF NET ASSETS**
                                                          ----------- ------------ ---------------
INDIA -- (Continued)
    Zydus Wellness, Ltd.                                      110,685 $  1,248,757       0.0%
                                                                      ------------      ----
TOTAL INDIA                                                            694,522,937      13.5%
                                                                      ------------      ----
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                          49,957,800    3,495,505       0.1%
    Adaro Energy Tbk PT                                    10,991,400      605,846       0.0%
    Adhi Karya Persero Tbk PT                              32,012,188    6,464,768       0.1%
*   Agung Podomoro Land Tbk PT                             89,645,200    1,724,587       0.0%
    Alam Sutera Realty Tbk PT                              98,185,400    2,936,470       0.1%
*   Aneka Tambang Persero Tbk PT                          110,944,138    6,382,534       0.1%
    Arwana Citramulia Tbk PT                               28,902,300    1,311,373       0.0%
    Asahimas Flat Glass Tbk PT                                983,000      506,710       0.0%
    Astra Graphia Tbk PT                                    2,211,000      332,209       0.0%
*   Bakrie and Brothers Tbk PT                            177,337,600       94,128       0.0%
*   Bakrie Sumatera Plantations Tbk PT                     58,428,800      221,523       0.0%
*   Bakrie Telecom Tbk PT                                  80,514,398      305,256       0.0%
*   Bakrieland Development Tbk PT                          49,062,573      186,012       0.0%
    Bank Bukopin Tbk                                       36,274,366    1,647,729       0.0%
*   Bank Pan Indonesia Tbk PT                              17,860,600    1,060,625       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   33,665,700    2,393,951       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT               5,521,400      192,176       0.0%
    Bank Tabungan Negara Persero Tbk PT                    63,543,149    8,450,084       0.2%
*   Barito Pacific Tbk PT                                  10,694,100      416,718       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                  22,607,000      482,074       0.0%
*   Benakat Integra Tbk PT                                151,498,600      573,469       0.0%
*   Berau Coal Energy Tbk PT                               40,089,600       46,738       0.0%
*   Berlian Laju Tanker Tbk PT                             35,106,366           --       0.0%
    BISI International Tbk PT                              15,524,100    1,954,493       0.1%
*   Budi Starch & Sweetener Tbk PT                          5,636,800       28,982       0.0%
*   Bumi Resources Tbk PT                                  87,655,400      332,253       0.0%
*   Bumi Teknokultura Unggul Tbk PT                         3,103,200      285,492       0.0%
*   Central Proteina Prima Tbk PT                           6,944,300       26,327       0.0%
    Ciputra Development Tbk PT                             52,875,059    4,973,173       0.1%
    Ciputra Property Tbk PT                                31,257,485    1,168,487       0.0%
    Ciputra Surya Tbk PT                                    7,901,298    1,256,050       0.0%
*   Citra Marga Nusaphala Persada Tbk PT                   15,488,875    2,066,869       0.1%
*   Clipan Finance Indonesia Tbk PT                         1,482,000       29,309       0.0%
*   Darma Henwa Tbk PT                                     57,413,100       52,241       0.0%
*   Davomas Abadi Tbk PT                                   11,631,700           --       0.0%
*   Delta Dunia Makmur Tbk PT                               2,393,800       26,457       0.0%
    Dharma Satya Nusantara Tbk PT                           1,751,000       67,717       0.0%
*   Eagle High Plantations Tbk PT                         100,062,100    2,145,719       0.1%
    Elnusa Tbk PT                                          44,470,200    1,656,405       0.0%
*   Energi Mega Persada Tbk PT                            269,426,500    1,020,789       0.0%
    Erajaya Swasembada Tbk PT                              14,532,000      808,014       0.0%
*   Eureka Prima Jakarta Tbk PT                            10,855,300      378,636       0.0%
*   Ever Shine Textile Tbk PT                               3,654,640       54,592       0.0%
*   Exploitasi Energi Indonesia Tbk PT                     28,522,100      149,056       0.0%
    Fajar Surya Wisesa Tbk PT                                 672,500       76,223       0.0%
    Gajah Tunggal Tbk PT                                   20,013,000    1,202,510       0.0%
*   Garuda Indonesia Persero Tbk PT                        40,672,049    1,365,113       0.0%
    Global Mediacom Tbk PT                                 25,639,900    2,247,029       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Hanson International Tbk PT                             46,816,700 $2,871,196       0.1%
*   Harum Energy Tbk PT                                      7,947,000    544,916       0.0%
    Hexindo Adiperkasa Tbk PT                                  508,500     67,830       0.0%
    Holcim Indonesia Tbk PT                                  5,322,900    416,974       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                    21,337,800  1,616,774       0.0%
    Indo Tambangraya Megah Tbk PT                            2,866,800  1,691,728       0.0%
*   Indo-Rama Synthetics Tbk PT                                252,800     14,398       0.0%
    Indomobil Sukses Internasional Tbk PT                       33,000      4,644       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT             7,895,100    298,832       0.0%
*   Inovisi Infracom Tbk PT                                  1,806,467      3,005       0.0%
    Intiland Development Tbk PT                             66,324,732  2,560,544       0.1%
    Japfa Comfeed Indonesia Tbk PT                          39,950,800  2,792,342       0.1%
    Jaya Real Property Tbk PT                               10,131,400    575,403       0.0%
    Kawasan Industri Jababeka Tbk PT                       169,792,179  3,362,201       0.1%
*   Krakatau Steel Persero Tbk PT                           20,075,700    957,248       0.0%
*   Kresna Graha Investama Tbk PT                            3,636,800    668,487       0.0%
    Link Net Tbk PT                                          1,836,500    585,787       0.0%
*   Lippo Cikarang Tbk PT                                    4,398,600  2,435,430       0.1%
*   Malindo Feedmill Tbk PT                                  7,762,400    804,241       0.0%
    Matahari Putra Prima Tbk PT                              8,935,128    996,246       0.0%
    Medco Energi Internasional Tbk PT                       14,307,500  1,812,798       0.0%
*   Mitra Adiperkasa Tbk PT                                  8,090,600  2,570,481       0.1%
    Mitra Pinasthika Mustika Tbk PT                          4,326,800    156,967       0.0%
    MNC Investama Tbk PT                                   182,915,400  2,339,075       0.1%
*   MNC Sky Vision Tbk PT                                    1,540,200    150,974       0.0%
    Modernland Realty Tbk PT                                83,624,400  2,420,066       0.1%
    Multipolar Tbk PT                                       68,335,900  1,952,169       0.0%
    Multistrada Arah Sarana Tbk PT                           6,288,800    101,105       0.0%
    Nippon Indosari Corpindo Tbk PT                         17,449,200  1,917,098       0.0%
*   Nirvana Development Tbk PT                              12,672,100     96,962       0.0%
*   Nusantara Infrastructure Tbk PT                        110,612,800    971,222       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                         1,245,900     64,172       0.0%
*   Pacific Strategic Financial Tbk PT                       2,243,700    105,416       0.0%
    Pan Brothers Tbk PT                                     41,292,900  1,551,221       0.0%
*   Panasia Indo Resources Tbk PT                               59,000      3,445       0.0%
*   Panin Financial Tbk PT                                 186,464,500  2,551,742       0.1%
    Panin Sekuritas Tbk PT                                      31,500      7,988       0.0%
*   Paninvest Tbk PT                                         8,124,500    316,124       0.0%
    Pembangunan Perumahan Persero Tbk PT                    16,393,100  4,543,515       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   36,302,600  4,206,675       0.1%
*   PT Texmaco Jaya Tbk                                         93,000         --       0.0%
    Ramayana Lestari Sentosa Tbk PT                         36,840,100  1,953,478       0.0%
*   Resource Alam Indonesia Tbk PT                           1,074,300     53,508       0.0%
    Salim Ivomas Pratama Tbk PT                             36,152,200  1,329,223       0.0%
    Samindo Resources Tbk PT                                   419,450     16,184       0.0%
    Sampoerna Agro PT                                        6,143,100    927,140       0.0%
    Sawit Sumbermas Sarana Tbk PT                           35,062,400  4,927,350       0.1%
*   Sekawan Intipratama Tbk PT                               9,367,900     44,218       0.0%
    Selamat Sempurna Tbk PT                                  5,514,200  1,974,422       0.1%
    Semen Baturaja Persero Tbk PT                           28,165,800  1,042,533       0.0%
    Sentul City Tbk PT                                     277,559,400  1,678,272       0.0%
*   Sigmagold Inti Perkasa Tbk PT                            8,843,400    280,278       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                    SHARES      VALUE++    OF NET ASSETS**
                                                  ----------- ------------ ---------------
INDONESIA -- (Continued)
    Siloam International Hospitals Tbk PT           1,705,800 $  1,092,227       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT    1,037,460      231,777       0.0%
    Sri Rejeki Isman Tbk PT                       115,408,631    2,513,516       0.1%
*   Sugih Energy Tbk PT                           162,320,200    4,244,116       0.1%
    Summarecon Agung Tbk PT                         7,427,164      876,265       0.0%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT       64,500           --       0.0%
*   Surya Dumai Industri Tbk                        3,298,500           --       0.0%
    Surya Semesta Internusa Tbk PT                 41,040,100    2,139,867       0.1%
*   Suryainti Permata Tbk PT                        7,252,000           --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT      5,109,100    2,717,693       0.1%
    Tempo Scan Pacific Tbk PT                       1,225,200      185,626       0.0%
*   Tiga Pilar Sejahtera Food Tbk                  19,116,000    1,631,668       0.0%
    Timah Persero Tbk PT                           33,404,514    1,954,481       0.1%
    Tiphone Mobile Indonesia Tbk PT                22,584,500    1,171,039       0.0%
    Total Bangun Persada Tbk PT                    15,425,800      816,088       0.0%
*   Trada Maritime Tbk PT                          12,248,113       46,437       0.0%
    Trias Sentosa Tbk PT                           34,914,100      827,335       0.0%
*   Trimegah Securities Tbk PT                      3,569,000       16,760       0.0%
*   Truba Alam Manunggal Engineering PT            21,316,500       22,629       0.0%
    Tunas Baru Lampung Tbk PT                      15,826,700      747,595       0.0%
    Tunas Ridean Tbk PT                            12,965,700    1,056,980       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT    3,657,400    1,160,025       0.0%
    Unggul Indah Cahaya Tbk PT                         48,239        4,883       0.0%
*   Vale Indonesia Tbk PT                          10,884,800    1,528,933       0.0%
*   Visi Media Asia Tbk PT                         55,056,100    1,581,303       0.0%
    Wijaya Karya Persero Tbk PT                    13,774,400    2,759,121       0.1%
                                                              ------------       ---
TOTAL INDONESIA                                                157,862,832       3.1%
                                                              ------------       ---
MALAYSIA -- (4.5%)
    7-Eleven Malaysia Holdings Bhd Class B            230,600       82,037       0.0%
*   Adventa Bhd                                         4,600          993       0.0%
#   Aeon Co. M Bhd                                  4,094,700    2,953,305       0.1%
    Aeon Credit Service M Bhd                         100,200      337,877       0.0%
    Affin Holdings Bhd                              1,512,020      896,740       0.0%
    AirAsia Bhd                                    16,357,800    7,940,553       0.2%
#*  AirAsia X Bhd                                   9,543,100      828,131       0.0%
#*  Alam Maritim Resources Bhd                      3,929,100      376,050       0.0%
    Alliance Financial Group Bhd                      477,900      489,322       0.0%
*   Allianz Malaysia Bhd                               59,200      154,350       0.0%
    Amway Malaysia Holdings Bhd                       399,300      972,468       0.0%
    Ann Joo Resources Bhd                             787,050      235,391       0.0%
*   Anson Perdana Bhd                                  10,000           --       0.0%
    APM Automotive Holdings Bhd                       256,900      256,395       0.0%
    Barakah Offshore Petroleum Bhd                  1,884,200      346,624       0.0%
    Benalec Holdings Bhd                            6,180,000      790,192       0.0%
    Berjaya Assets Bhd                                848,300      173,762       0.0%
#   Berjaya Auto Bhd                                4,431,100    2,494,151       0.1%
#   Berjaya Corp. Bhd                              26,281,600    2,584,921       0.1%
    Berjaya Food Bhd                                   91,100       44,055       0.0%
*   Berjaya Land Bhd                                3,734,000      664,955       0.0%
    Berjaya Sports Toto Bhd                         2,001,767    1,557,900       0.0%
    BIMB Holdings Bhd                               1,101,208    1,084,380       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                               ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Bina Darulaman Bhd                            199,200 $   33,582       0.0%
    Bintulu Port Holdings Bhd                      25,900     44,854       0.0%
    BLD Plantation Bhd                             21,400     47,014       0.0%
    Bonia Corp. Bhd                             1,427,000    218,834       0.0%
    Boustead Holdings Bhd                       1,107,872  1,102,598       0.0%
#   Boustead Plantations Bhd                      281,600    107,260       0.0%
#*  Bumi Armada Bhd                             8,350,000  1,685,950       0.0%
#   Bursa Malaysia Bhd                          3,794,400  8,162,844       0.2%
#   Cahya Mata Sarawak Bhd                      3,362,500  3,300,953       0.1%
    Can-One Bhd                                   450,300    472,714       0.0%
    Carlsberg Brewery Malaysia Bhd Class B      1,176,600  4,062,995       0.1%
    Carotech Bhd                                  230,650        236       0.0%
#   CB Industrial Product Holding Bhd           2,940,340  1,693,646       0.1%
    CCM Duopharma Biotech Bhd                      36,500     22,506       0.0%
    Chin Teck Plantations Bhd                      33,000     70,458       0.0%
    Coastal Contracts Bhd                       2,580,766  1,074,012       0.0%
    Crescendo Corp. Bhd                            19,900      8,560       0.0%
    CSC Steel Holdings Bhd                        555,500    201,965       0.0%
    Cypark Resources Bhd                        1,333,500    677,946       0.0%
*   D&O Green Technologies Bhd                    149,900     11,498       0.0%
    Daibochi Plastic & Packaging Industry Bhd     110,880     58,752       0.0%
#   Datasonic Group Bhd                         2,535,400    854,802       0.0%
*   Datuk Keramik Holdings Bhd                     24,000         --       0.0%
*   Daya Materials Bhd                         15,160,200    310,535       0.0%
#   Dayang Enterprise Holdings Bhd              2,930,496    979,644       0.0%
    DKSH Holdings Malaysia Bhd                    123,000    122,523       0.0%
#   DRB-Hicom Bhd                               8,897,200  2,207,248       0.1%
    Dutch Lady Milk Industries Bhd                141,300  1,917,237       0.1%
#*  Eastern & Oriental Bhd                      7,270,547  2,846,987       0.1%
    ECM Libra Financial Group Bhd                 183,666     17,106       0.0%
#*  Eco World Development Group Bhd             3,244,500  1,069,966       0.0%
    Ekovest BHD                                   125,600     45,716       0.0%
#   Evergreen Fibreboard Bhd                    6,164,250  1,702,026       0.1%
    FAR East Holdings Bhd                          61,500    123,576       0.0%
#   Felda Global Ventures Holdings Bhd          3,952,700  1,464,413       0.0%
*   Fountain View Development Bhd                 808,200         --       0.0%
    Gadang Holdings Bhd                           260,200    138,161       0.0%
    Gas Malaysia Bhd                              378,800    223,572       0.0%
    GD Express Carrier Bhd                        564,986    217,968       0.0%
*   Global Oriental Bhd                           766,800     96,924       0.0%
#   Globetronics Technology Bhd                 1,917,160  1,677,036       0.0%
    Glomac Bhd                                  2,854,800    595,098       0.0%
*   Golden Plus Holding Bhd                       216,000         --       0.0%
    Goldis Bhd                                    604,277    404,661       0.0%
    GuocoLand Malaysia Bhd                      1,535,500    486,322       0.0%
    Hai-O Enterprise Bhd                          722,380    469,288       0.0%
#   HAP Seng Consolidated Bhd                   2,889,940  5,667,317       0.1%
    Hap Seng Plantations Holdings Bhd           1,686,900  1,031,183       0.0%
    Heineken Malaysia Bhd                         877,000  3,373,618       0.1%
    Hiap Teck Venture Bhd                         999,700    129,093       0.0%
*   Hibiscus Petroleum Bhd                        381,400     18,524       0.0%
#   Hock Seng LEE Bhd                           1,581,416    736,062       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                        ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Hong Leong Industries Bhd                              715,200 $1,347,701       0.0%
    Hovid Bhd                                            3,670,800    403,280       0.0%
    Hua Yang Bhd                                         1,465,400    674,710       0.0%
    Hume Industries Bhd                                    281,872    223,469       0.0%
    Hup Seng Industries Bhd                              1,389,233    465,532       0.0%
    Hwang Capital Malaysia Bhd                               3,300      1,850       0.0%
    I-Bhd                                                2,682,700    353,164       0.0%
    IFCA MSC Bhd                                         3,143,100    508,901       0.0%
    IJM Plantations Bhd                                  1,755,200  1,566,888       0.0%
#   Inari Amertron Bhd                                   3,268,765  2,282,534       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                    1,045,300    199,046       0.0%
    Insas Bhd                                            5,261,381    913,619       0.0%
*   Iris Corp. Bhd                                      12,817,700    507,701       0.0%
#*  Iskandar Waterfront City Bhd                         3,147,800    739,438       0.0%
*   JAKS Resources Bhd                                   3,430,900    929,079       0.0%
    Jaya Tiasa Holdings Bhd                              2,997,627  1,032,944       0.0%
#   JCY International Bhd                                4,218,100    711,310       0.0%
    K&N Kenanga Holdings Bhd                             1,871,360    236,900       0.0%
#   Karex Bhd                                            1,354,049    896,557       0.0%
    Keck Seng Malaysia Bhd                                 847,250  1,089,714       0.0%
*   Kian JOO CAN Factory Bhd                             1,893,880  1,574,810       0.0%
    Kim Loong Resources Bhd                                308,960    267,843       0.0%
    Kimlun Corp. Bhd                                       659,800    296,781       0.0%
    KLCCP Stapled Group                                     11,900     21,943       0.0%
#*  KNM Group Bhd                                       16,720,480  2,024,576       0.1%
#   Kossan Rubber Industries                             4,143,500  6,362,316       0.1%
#   KPJ Healthcare Bhd                                   6,538,825  7,083,197       0.2%
*   Kretam Holdings Bhd                                  3,550,900    498,996       0.0%
#   KSL Holdings Bhd                                     5,292,218  1,692,557       0.1%
*   KUB Malaysia Bhd                                     1,046,600     74,782       0.0%
#*  Kulim Malaysia Bhd                                   4,012,300  4,067,314       0.1%
*   Kumpulan Europlus Bhd                                  406,000     92,851       0.0%
    Kumpulan Fima Bhd                                      883,150    424,788       0.0%
    Kumpulan Perangsang Selangor Bhd                     2,387,300    646,261       0.0%
*   Kwantas Corp. Bhd                                      390,200    146,393       0.0%
    Land & General Bhd                                   8,947,700    777,331       0.0%
#*  Landmarks Bhd                                        1,775,200    414,787       0.0%
    LBS Bina Group Bhd                                   2,772,100  1,127,856       0.0%
    Lingkaran Trans Kota Holdings Bhd                    1,077,000  1,459,143       0.0%
*   Lion Industries Corp. Bhd                            2,532,700    278,287       0.0%
    LPI Capital Bhd                                        202,270    792,797       0.0%
    Magnum Bhd                                           4,658,000  2,896,426       0.1%
    Mah Sing Group Bhd                                  13,005,387  4,857,709       0.1%
    Malayan Flour Mills Bhd                              1,707,450    536,707       0.0%
#   Malaysia Building Society Bhd                        2,932,881    974,777       0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd   3,250,700    930,469       0.0%
#   Malaysian Bulk Carriers Bhd                          3,215,000    681,279       0.0%
#   Malaysian Pacific Industries Bhd                       803,913  1,520,997       0.0%
    Malaysian Resources Corp. Bhd                       11,540,249  3,565,631       0.1%
    Malton Bhd                                             930,100    165,210       0.0%
*   Mancon Bhd                                              12,000         --       0.0%
#   Matrix Concepts Holdings Bhd                         2,150,067  1,380,511       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                          ---------- ---------- ---------------
MALAYSIA -- (Continued)
    MBM Resources Bhd                      1,478,796 $  821,202       0.0%
    Media Chinese International, Ltd.      3,771,300    698,734       0.0%
    Media Prima Bhd                        7,530,003  2,715,042       0.1%
#   Mega First Corp. Bhd                     556,300    248,885       0.0%
*   MEMS Technology Bhd                    1,917,000         --       0.0%
    Mitrajaya Holdings Bhd                 2,130,500    663,940       0.0%
    MK Land Holdings Bhd                   3,077,600    263,431       0.0%
    MKH Bhd                                1,613,390  1,043,408       0.0%
    MMC Corp. Bhd                            264,800    142,410       0.0%
*   MNRB Holdings Bhd                        826,700    637,347       0.0%
#*  MPHB Capital Bhd                       1,265,200    465,278       0.0%
*   Mudajaya Group Bhd                     2,167,266    653,379       0.0%
    Muhibbah Engineering M Bhd             3,397,850  2,040,579       0.1%
*   Mulpha International Bhd              15,624,800  1,197,944       0.0%
#   My EG Services Bhd                    14,422,400  7,412,061       0.2%
#   Naim Holdings Bhd                      1,751,900  1,025,549       0.0%
*   Nikko Electronics Bhd                     36,600         --       0.0%
    NTPM Holdings Bhd                        640,000    157,082       0.0%
    OCK Group Bhd                            977,700    194,977       0.0%
    Oldtown Bhd                            2,452,850    920,686       0.0%
    Oriental Holdings Bhd                    233,800    415,815       0.0%
    OSK Holdings Bhd                       5,458,070  2,303,272       0.1%
    Pacific & Orient Bhd                     205,000     69,254       0.0%
#   Padini Holdings Bhd                    4,629,400  2,592,662       0.1%
    Panasonic Manufacturing Malaysia Bhd     159,584  1,167,573       0.0%
*   Panglobal Bhd                             14,000         --       0.0%
    Pantech Group Holdings Bhd             1,729,625    249,817       0.0%
    Paramount Corp. Bhd                      410,525    165,826       0.0%
#*  Parkson Holdings Bhd                   4,701,708  1,094,350       0.0%
*   Perisai Petroleum Teknologi Bhd        8,359,300    553,334       0.0%
    PESTECH International Bhd                172,900    284,259       0.0%
    Pharmaniaga Bhd                          709,060  1,017,981       0.0%
    Pie Industrial Bhd                       186,420    622,004       0.0%
    POS Malaysia BHD                       3,263,100  2,419,260       0.1%
    Power Root Bhd                           189,500    102,550       0.0%
    Press Metal Bhd                        3,972,700  2,979,619       0.1%
#   Prestariang Bhd                        2,251,100  1,436,034       0.0%
*   Prime Utilities Bhd                        3,000         --       0.0%
    Protasco Bhd                           1,940,600    843,710       0.0%
#   Puncak Niaga Holdings Bhd              1,914,120    587,735       0.0%
#   QL Resources Bhd                       4,039,930  4,519,961       0.1%
    RCE Capital Bhd                          176,037     33,975       0.0%
#*  Rimbunan Sawit Bhd                     3,525,300    491,031       0.0%
#   Salcon Bhd                             6,650,300  1,095,635       0.0%
    Sarawak Cable Bhd                        405,600    154,229       0.0%
    Sarawak Oil Palms Bhd                    506,260    570,457       0.0%
    Scientex Bhd                             793,262  2,537,085       0.1%
*   Scomi Energy Services Bhd              1,891,700    113,347       0.0%
*   Scomi Group Bhd                       10,459,800    467,565       0.0%
*   Seal, Inc. Bhd                            64,300      7,971       0.0%
    SEG International Bhd                     85,100     27,855       0.0%
    Selangor Dredging Bhd                  1,118,200    291,992       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Selangor Properties Bhd                         217,400 $  278,196       0.0%
    Shangri-La Hotels Malaysia Bhd                  418,700    609,376       0.0%
*   Shell Refining Co. Federation of Malaya Bhd      24,000     18,890       0.0%
    SHL Consolidated Bhd                            246,000    185,699       0.0%
#   SKP Resources Bhd                               819,700    280,783       0.0%
#   Star Media Group Bhd                          2,042,700  1,270,443       0.0%
*   Sumatec Resources Bhd                         9,919,300    303,470       0.0%
    Sunway Bhd                                    3,847,460  3,082,735       0.1%
    Sunway Construction Group Bhd                   297,536    123,286       0.0%
#   Supermax Corp. Bhd                            5,844,400  3,887,360       0.1%
    Suria Capital Holdings Bhd                      702,700    407,848       0.0%
#   Syarikat Takaful Malaysia Bhd                 2,641,600  2,685,086       0.1%
    Symphony Life Bhd                               583,326    105,960       0.0%
    Ta Ann Holdings Bhd                           1,515,408  1,858,198       0.1%
    TA Enterprise Bhd                            10,182,800  1,432,036       0.0%
    TA Global Bhd                                 9,613,540    588,898       0.0%
*   Talam Transform Bhd                           5,646,800     72,243       0.0%
#   Taliworks Corp. Bhd                           1,291,650    435,933       0.0%
    Tambun Indah Land Bhd                         1,690,300    601,305       0.0%
#   TAN Chong Motor Holdings Bhd                  1,992,000  1,138,368       0.0%
*   Tanjung Offshore Bhd                          1,465,800    116,127       0.0%
    Tasek Corp. Bhd                                  86,800    346,501       0.0%
#   TDM Bhd                                       8,018,200  1,465,456       0.0%
*   TH Heavy Engineering Bhd                      6,672,700    221,546       0.0%
#   TH Plantations Bhd                            1,665,860    514,731       0.0%
    Time dotCom Bhd                               2,074,988  3,915,905       0.1%
    Tiong NAM Logistics Holdings                  1,886,500    617,960       0.0%
    TMC Life Sciences Bhd                           356,400     70,181       0.0%
#   Top Glove Corp. Bhd                           5,314,520  6,743,117       0.1%
    Tropicana Corp. Bhd                           4,424,946  1,131,819       0.0%
#   TSH Resources Bhd                             4,203,600  2,182,396       0.1%
#   Tune Protect Group Bhd                        4,342,000  1,475,602       0.0%
    Uchi Technologies Bhd                         1,765,000    780,593       0.0%
#   UEM Edgenta Bhd                               3,070,200  2,974,480       0.1%
#   UEM Sunrise Bhd                              11,202,900  2,915,742       0.1%
#*  UMW Oil & Gas Corp. Bhd                       5,251,100  1,252,160       0.0%
    Unisem M Bhd                                  4,192,490  2,370,033       0.1%
    United Malacca Bhd                              396,150    604,226       0.0%
    United Plantations Bhd                          435,200  2,986,361       0.1%
    United U-Li Corp. Bhd                           613,900    844,806       0.0%
#   UOA Development Bhd                           4,133,500  2,326,671       0.1%
#*  Uzma Bhd                                        900,800    456,166       0.0%
#   VS Industry Bhd                               6,529,330  2,019,865       0.1%
#   Wah Seong Corp. Bhd                           2,907,569    561,104       0.0%
#   WCT Holdings Bhd                              7,790,699  3,264,158       0.1%
    Wellcall Holdings Bhd                         2,017,300  1,243,874       0.0%
    Wing Tai Malaysia Bhd                         1,065,150    324,542       0.0%
    WTK Holdings Bhd                              2,688,000    824,281       0.0%
#   Yinson Holdings Bhd                           1,705,900  1,203,448       0.0%
*   YNH Property Bhd                              2,847,289  1,434,145       0.0%
    YTL E-Solutions Bhd                           3,055,000    414,955       0.0%
*   YTL Land & Development Bhd                    1,204,600    194,119       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                               --------- ------------ ---------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd                                          1,156,633 $    434,622       0.0%
                                                                         ------------       ---
TOTAL MALAYSIA                                                            258,085,894       5.0%
                                                                         ------------       ---
MEXICO -- (3.8%)
#   Alpek S.A.B. de C.V.                                       3,571,730    5,985,183       0.1%
#   Alsea S.A.B. de C.V.                                       6,247,966   23,950,116       0.5%
#*  Axtel S.A.B. de C.V.                                       7,758,264    3,454,200       0.1%
#   Banregio Grupo Financiero S.A.B. de C.V.                   2,323,229   13,949,110       0.3%
*   Bio Pappel S.A.B. de C.V.                                    506,435      652,889       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   5,010,857    8,309,367       0.2%
*   Cia Minera Autlan S.A.B. de C.V. Series B                    255,333      100,473       0.0%
#   Consorcio ARA S.A.B. de C.V. Series *                      8,924,300    3,490,948       0.1%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR         95,878    2,001,933       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    263,126      550,121       0.0%
*   Corp Interamericana de Entretenimiento SAB de CV Class B     960,372      864,101       0.0%
    Corp. Actinver SAB de C.V.                                   187,852      154,991       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                    5,180,125    8,430,482       0.2%
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.                  1,323          627       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                      861,300    2,903,599       0.1%
    Corporativo Fragua S.A.B. de C.V.                                  3           38       0.0%
*   Corporativo GBM S.A.B. de C.V.                                22,477       18,290       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                       1,136,464    2,500,206       0.1%
    Cydsa S.A.B. de C.V.                                           3,875        5,088       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                           78,182       15,450       0.0%
*   Empaques Ponderosa S.A. de C.V.                              206,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.                                2,446,496      523,295       0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                    776,820      692,768       0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR                62,171       12,937       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B           7,465,092    8,200,704       0.2%
    Gentera S.A.B. de C.V.                                     7,403,631   14,691,375       0.3%
    Gruma S.A.B. de C.V. Class B                                 201,800    2,941,496       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                            2,880,666    6,571,836       0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.        2,374,699   13,769,532       0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR        3,642      169,098       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR           10,679    1,008,311       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B    1,192,976   11,264,336       0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            36,118    5,556,393       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B       356,546    5,490,982       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                   818,100    2,401,330       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                      2,739,021    7,751,563       0.2%
*   Grupo Famsa S.A.B. de C.V. Class A                         2,729,063    2,070,038       0.0%
#   Grupo Financiero Interacciones SA de C.V.                    736,566    4,170,320       0.1%
#   Grupo Herdez S.A.B. de C.V. Series *                       1,955,295    4,301,623       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B               592,181      781,674       0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V.                     272,900      515,356       0.0%
    Grupo KUO S.A.B. de C.V. Series B                            758,658    1,455,171       0.0%
*   Grupo Pochteca S.A.B. de C.V.                                585,177      340,127       0.0%
*   Grupo Posadas S.A.B. de C.V.                                 198,900      527,174       0.0%
*   Grupo Qumma SA de C.V. Series B                              105,334           --       0.0%
    Grupo Sanborns S.A.B. de C.V.                                303,185      418,881       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                        1,622,050    5,405,058       0.1%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                       5,180       51,127       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                               SHARES      VALUE++    OF NET ASSETS**
                                                             ----------- ------------ ---------------
MEXICO -- (Continued)
#*  Grupo Sports World S.A.B. de C.V.                            585,081 $    646,136       0.0%
#*  Hoteles City Express S.A.B. de C.V.                          733,978      917,225       0.0%
#   Industrias Bachoco S.A.B. de C.V. ADR                         40,580    2,040,768       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 1,371,175    5,746,221       0.1%
#*  Industrias CH S.A.B. de C.V. Series B                      2,230,124    9,288,808       0.2%
*   La Comer S.A.B. de C.V.                                    1,431,154    1,497,314       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                   2,820,323      147,535       0.0%
    Megacable Holdings S.A.B. de C.V.                          1,429,103    6,608,646       0.1%
#*  Minera Frisco S.A.B. de C.V.                               1,484,353    1,063,786       0.0%
*   OHL Mexico S.A.B. de C.V.                                  2,861,799    4,702,395       0.1%
#   Organizacion Cultiba S.A.B. de C.V.                        1,148,096    1,588,215       0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                    6,317       15,204       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.       36,247      459,517       0.0%
*   Qualitas Controladora S.A.B. de C.V.                         892,402    1,193,524       0.0%
    Rassini S.A.B. de C.V.                                        90,235      421,577       0.0%
*   Sanluis Corp. S.A.B. de C.V.                                   4,642           --       0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B                           4,642           --       0.0%
*   Sanluis Rassini S.A.P.I. de C.V. Series A                      3,300           --       0.0%
*   Savia SA Class A                                             610,700           --       0.0%
#*  Telesites SAB de C.V.                                        551,142      339,565       0.0%
#   TV Azteca S.A.B. de C.V.                                  12,046,269    1,659,415       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                    2,371,991          178       0.0%
#   Vitro S.A.B. de C.V. Series A                                895,276    3,090,990       0.1%
                                                                         ------------       ---
TOTAL MEXICO                                                              219,846,736       4.3%
                                                                         ------------       ---
PHILIPPINES -- (1.5%)
    A Soriano Corp.                                            3,430,211      441,803       0.0%
    ACR Mining Corp.                                              48,205        3,451       0.0%
    Alsons Consolidated Resources, Inc.                        8,785,000      264,101       0.0%
*   Atlas Consolidated Mining & Development Corp.              6,148,000      548,059       0.0%
    Belle Corp.                                               38,182,400    2,470,964       0.1%
*   Bloomberry Resorts Corp.                                   7,338,200      665,854       0.0%
    Cebu Air, Inc.                                             2,114,510    4,011,560       0.1%
    Cebu Holdings, Inc.                                        3,291,900      357,733       0.0%
    Century Pacific Food, Inc.                                   608,300      245,248       0.0%
    Century Properties Group, Inc.                            26,261,151      307,983       0.0%
    China Banking Corp.                                        1,084,545      890,094       0.0%
    COL Financial Group, Inc.                                    130,900       39,089       0.0%
    Cosco Capital, Inc.                                       13,569,200    2,296,749       0.1%
    D&L Industries, Inc.                                      34,010,300    6,520,364       0.1%
    DoubleDragon Properties Corp.                              1,287,800    1,070,210       0.0%
    East West Banking Corp.                                    1,950,000      636,476       0.0%
    EEI Corp.                                                  3,744,700      578,646       0.0%
*   Empire East Land Holdings, Inc.                           19,893,000      360,120       0.0%
    Filinvest Development Corp.                                3,314,322      384,926       0.0%
    Filinvest Land, Inc.                                     127,610,577    4,977,807       0.1%
    First Gen Corp.                                           13,399,100    5,790,577       0.1%
    First Philippine Holdings Corp.                            2,542,830    3,614,331       0.1%
    Leisure & Resorts World Corp.                              4,437,640      728,018       0.0%
*   Lepanto Consolidated Mining Co.                           43,735,455      242,607       0.0%
    Lopez Holdings Corp.                                      21,983,900    3,421,681       0.1%
    Manila Water Co., Inc.                                    10,409,500    6,168,094       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                  ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Max's Group, Inc.                                404,900 $   182,109       0.0%
*   Megawide Construction Corp.                    2,050,108     275,224       0.0%
*   Melco Crown Philippines Resorts Corp.         10,682,700     522,262       0.0%
*   Metro Pacific Corp. Series A                   1,827,193          --       0.0%
    Pepsi-Cola Products Philippines, Inc.         11,395,900     900,606       0.0%
    Petron Corp.                                  13,347,000   3,031,257       0.1%
*   Philippine National Bank                       2,007,455   2,190,722       0.1%
*   Philippine National Construction Corp.           173,000       3,391       0.0%
    Philippine Savings Bank                          356,863     783,604       0.0%
    Philippine Stock Exchange, Inc. (The)            121,592     690,053       0.0%
*   Philippine Townships, Inc.                       318,732          --       0.0%
*   Philtown Properties, Inc.                        111,562          --       0.0%
    Philweb Corp.                                  3,483,140   1,744,689       0.0%
    Phinma Corp.                                     131,349      32,476       0.0%
    Phoenix Petroleum Philippines, Inc.              694,880      70,048       0.0%
    Premium Leisure Corp.                         14,346,000     265,490       0.0%
    Puregold Price Club, Inc.                      4,132,600   3,542,284       0.1%
    RFM Corp.                                      9,081,668     809,678       0.0%
    Rizal Commercial Banking Corp.                 3,193,380   2,109,347       0.1%
    Robinsons Land Corp.                          10,259,405   5,921,320       0.1%
    Robinsons Retail Holdings, Inc.                  173,170     283,862       0.0%
    San Miguel Pure Foods Co., Inc.                   93,790     409,554       0.0%
    Security Bank Corp.                            2,789,318  10,101,741       0.2%
    Trans-Asia Oil & Energy Development Corp.     13,867,000     753,563       0.0%
    Travellers International Hotel Group, Inc.     4,555,000     327,883       0.0%
    Union Bank of the Philippines                  1,263,751   1,554,970       0.0%
*   Universal Rightfield Property Holdings, Inc.   1,062,000          --       0.0%
*   Victorias Milling Co., Inc.                      231,600      24,148       0.0%
    Vista Land & Lifescapes, Inc.                 49,819,900   5,090,624       0.1%
    Xurpas, Inc.                                     776,600     272,824       0.0%
                                                             -----------       ---
TOTAL PHILIPPINES                                             88,930,274       1.7%
                                                             -----------       ---
POLAND -- (1.9%)
    AB SA                                              1,082       9,919       0.0%
    ABC Data SA                                      129,926     123,547       0.0%
#   Action SA                                         26,708     109,065       0.0%
*   Agora SA                                         276,756     901,315       0.0%
#*  Alior Bank SA                                    189,792   3,433,832       0.1%
    Amica Wronki SA                                   26,540   1,245,564       0.0%
*   AmRest Holdings SE                                80,046   4,690,324       0.1%
    Apator SA                                         57,632     486,320       0.0%
    Asseco Poland SA                                 683,476  10,372,944       0.2%
    ATM SA                                            64,541     164,139       0.0%
#*  Bioton SA                                        676,718   1,872,304       0.0%
#   Boryszew SA                                    1,196,385   1,586,355       0.0%
    Budimex SA                                       122,591   6,263,538       0.1%
    CCC SA                                           107,305   4,784,909       0.1%
#*  CD Projekt Red SA                                758,157   5,055,068       0.1%
*   Ciech SA                                         295,749   5,482,839       0.1%
*   ComArch SA                                         5,264     193,087       0.0%
    Dom Development SA                                 4,673      71,016       0.0%
*   Elektrobudowa SA                                   8,568     261,268       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
POLAND -- (Continued)
    Emperia Holding SA                           93,874 $  1,407,789       0.0%
    Enea SA                                     430,840    1,332,013       0.0%
    Energa SA                                   154,723      504,108       0.0%
    Fabryki Mebli Forte SA                      135,217    2,338,346       0.1%
*   Famur SA                                    350,412      234,630       0.0%
#*  Farmacol SA                                  50,868      570,304       0.0%
    Firma Oponiarska Debica SA                   30,655      742,267       0.0%
*   Getin Holding SA                          2,713,582      809,372       0.0%
#*  Getin Noble Bank SA                       2,984,396      398,934       0.0%
*   Grupa Azoty SA                               17,206      391,830       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA      76,751      502,625       0.0%
    Grupa Kety SA                                69,430    5,984,010       0.1%
#*  Grupa Lotos SA                            1,010,187    7,853,884       0.2%
*   Impexmetal SA                             1,045,896      756,218       0.0%
#*  Integer.pl SA                                33,143      692,571       0.0%
#   Inter Cars SA                                35,917    2,237,829       0.1%
#*  Jastrzebska Spolka Weglowa SA               418,789    2,156,923       0.1%
    Kernel Holding SA                           444,440    5,989,995       0.1%
    Kopex SA                                    144,079      124,614       0.0%
#   KRUK SA                                     108,024    5,391,247       0.1%
*   LC Corp. SA                                 192,664      111,053       0.0%
    Lentex SA                                   157,761      370,928       0.0%
#   Lubelski Wegiel Bogdanka SA                  68,724      823,559       0.0%
*   MCI Capital SA                              231,629      711,767       0.0%
    Mostostal Zabrze SA                         425,811      178,404       0.0%
#   Netia SA                                  2,713,892    3,592,348       0.1%
    Neuca SA                                     23,499    2,019,049       0.1%
    Orbis SA                                    132,247    2,106,960       0.1%
    Pelion SA                                    47,515      637,025       0.0%
#*  Pfleiderer Grajewo SA                        26,312      220,700       0.0%
#   PKP Cargo SA                                 37,098      401,121       0.0%
#*  Polnord SA                                  343,904    1,184,918       0.0%
*   Polski Koncern Miesny Duda SA                69,986      104,497       0.0%
*   Rafako SA                                   314,282      670,077       0.0%
*   Stalexport Autostrady SA                    282,703      235,499       0.0%
    Stalprodukt SA                                9,296      711,075       0.0%
*   Sygnity SA                                   40,187       80,523       0.0%
#   Synthos SA                                1,973,682    2,104,673       0.1%
    Tauron Polska Energia SA                  4,917,651    3,812,127       0.1%
*   Trakcja SA                                  414,180    1,323,694       0.0%
#*  Vistula Group SA                          1,409,023    1,137,458       0.0%
    Warsaw Stock Exchange                       208,730    2,061,539       0.1%
    Wawel SA                                        697      202,680       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA     65,319      153,952       0.0%
                                                        ------------       ---
TOTAL POLAND                                             112,482,488       2.2%
                                                        ------------       ---
SOUTH AFRICA -- (6.8%)
*   Adbee Rf, Ltd.                               56,516      114,243       0.0%
    Adcock Ingram Holdings, Ltd.                848,818    2,507,947       0.1%
    Adcorp Holdings, Ltd.                       896,475      978,801       0.0%
    Advtech, Ltd.                             3,146,875    3,072,997       0.1%
    Aeci, Ltd.                                1,085,693    7,310,762       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                  ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd.                 5,287,877 $    21,582       0.0%
    African Oxygen, Ltd.                             858,752   1,063,846       0.0%
#   African Rainbow Minerals, Ltd.                   688,382   5,431,502       0.1%
    Afrimat, Ltd.                                     41,299      69,277       0.0%
    Alexander Forbes Group Holdings, Ltd.          1,286,971     648,659       0.0%
    Allied Electronics Corp., Ltd.                   169,001      69,882       0.0%
*   ArcelorMittal South Africa, Ltd.               1,671,563   1,187,242       0.0%
    Ascendis Health, Ltd.                            328,389     529,019       0.0%
#   Assore, Ltd.                                     208,486   2,914,605       0.1%
    Astral Foods, Ltd.                               458,146   4,156,120       0.1%
*   Attacq, Ltd.                                   1,790,168   2,619,893       0.1%
*   Aveng, Ltd.                                    4,254,721   1,384,372       0.0%
    AVI, Ltd.                                      3,423,460  21,240,907       0.4%
    Barloworld, Ltd.                               2,216,736  12,796,839       0.3%
    Blue Label Telecoms, Ltd.                      2,784,405   3,080,140       0.1%
    Cashbuild, Ltd.                                  212,494   5,186,124       0.1%
    Caxton and CTP Publishers and Printers, Ltd.     313,704     297,599       0.0%
    City Lodge Hotels, Ltd.                          328,296   3,533,454       0.1%
    Clicks Group, Ltd.                             2,666,173  19,456,493       0.4%
    Clover Industries, Ltd.                        1,345,179   1,776,740       0.0%
*   Consolidated Infrastructure Group, Ltd.          664,270   1,393,668       0.0%
#   Coronation Fund Managers, Ltd.                 1,818,975   9,450,577       0.2%
    DataTec, Ltd.                                  2,096,639   6,631,339       0.1%
    Distell Group, Ltd.                              123,172   1,376,441       0.0%
*   Distribution and Warehousing Network, Ltd.       103,622      31,673       0.0%
    DRDGOLD, Ltd.                                  2,825,942   1,556,291       0.0%
    EOH Holdings, Ltd.                             1,117,136  10,876,007       0.2%
*   Eqstra Holdings, Ltd.                          3,237,951     502,649       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.           63,001         473       0.0%
#   Exxaro Resources, Ltd.                           662,161   4,202,599       0.1%
#   Famous Brands, Ltd.                              662,753   5,288,128       0.1%
    Foschini Group, Ltd. (The)                     1,415,093  15,201,788       0.3%
#   Grand Parade Investments, Ltd.                 3,216,227     839,614       0.0%
    Grindrod, Ltd.                                 5,862,020   5,895,053       0.1%
    Group Five, Ltd.                               1,023,006   1,807,655       0.0%
#*  Harmony Gold Mining Co., Ltd.                  1,536,275   5,491,786       0.1%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR    2,632,188   9,633,808       0.2%
    Holdsport, Ltd.                                  210,011     901,342       0.0%
*   Howden Africa Holdings, Ltd.                      39,220      71,597       0.0%
    Hudaco Industries, Ltd.                          267,426   2,134,238       0.0%
    Hulamin, Ltd.                                  1,296,594     524,132       0.0%
    Illovo Sugar, Ltd.                             1,900,404   3,244,349       0.1%
    Imperial Holdings, Ltd.                          191,959   2,005,885       0.0%
#   Invicta Holdings, Ltd.                           351,408   1,341,063       0.0%
*   JCI, Ltd.                                      3,131,151          --       0.0%
    JSE, Ltd.                                        892,197  10,351,796       0.2%
    KAP Industrial Holdings, Ltd.                  6,458,514   2,863,575       0.1%
*   Kumba Iron Ore, Ltd.                              83,999     682,661       0.0%
#   Lewis Group, Ltd.                                894,536   3,015,980       0.1%
#   Massmart Holdings, Ltd.                          392,226   3,366,241       0.1%
    Merafe Resources, Ltd.                        11,489,424     712,042       0.0%
    Metair Investments, Ltd.                       1,281,683   1,995,424       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
 SOUTH AFRICA -- (Continued)
     Metrofile Holdings, Ltd.              82,524 $     27,553       0.0%
     Mpact, Ltd.                        1,489,097    4,863,079       0.1%
     Murray & Roberts Holdings, Ltd.    4,087,163    4,228,692       0.1%
     Mustek, Ltd.                         740,967      297,528       0.0%
     Nampak, Ltd.                       5,134,519    8,782,273       0.2%
 *   Net 1 UEPS Technologies, Inc.            776        9,067       0.0%
 #*  Northam Platinum, Ltd.             3,640,843   12,413,254       0.2%
     Oceana Group, Ltd.                   426,383    3,608,492       0.1%
     Omnia Holdings, Ltd.                 599,734    5,884,517       0.1%
     Peregrine Holdings, Ltd.           2,025,167    4,251,361       0.1%
 #   Pick n Pay Stores, Ltd.            2,069,376   10,735,334       0.2%
 *   Pinnacle Holdings, Ltd.            1,226,028    1,291,724       0.0%
     Pioneer Foods Group, Ltd.            125,420    1,468,423       0.0%
     PPC, Ltd.                          5,744,835    6,052,783       0.1%
     PSG Group, Ltd.                      223,726    3,124,516       0.1%
     Raubex Group, Ltd.                 1,326,537    1,743,853       0.0%
     RCL Foods, Ltd.                      683,713      672,754       0.0%
     Reunert, Ltd.                      1,561,642    7,849,464       0.2%
     Rhodes Food Group Pty, Ltd.           25,903       40,012       0.0%
 *   Royal Bafokeng Platinum, Ltd.        705,337    2,163,063       0.0%
     Santam, Ltd.                         267,868    4,422,035       0.1%
 *   Sappi, Ltd.                        4,082,585   17,706,447       0.4%
     Sibanye Gold, Ltd.                 3,727,720   14,268,550       0.3%
     Sibanye Gold, Ltd. Sponsored ADR     111,332    1,714,513       0.0%
     Spar Group, Ltd. (The)             1,156,299   17,281,868       0.3%
     Spur Corp., Ltd.                     619,410    1,384,067       0.0%
 *   Stefanutti Stocks Holdings, Ltd.     229,540       70,114       0.0%
     Sun International, Ltd.            1,136,629    6,159,443       0.1%
 *   Super Group, Ltd.                  3,477,779   10,055,717       0.2%
     Telkom SA SOC, Ltd.                1,377,474    5,492,110       0.1%
     Tongaat Hulett, Ltd.               1,002,941    8,291,927       0.2%
     Transaction Capital, Ltd.            254,017      210,744       0.0%
     Trencor, Ltd.                      1,369,751    4,308,953       0.1%
     Tsogo Sun Holdings, Ltd.           2,589,196    4,841,748       0.1%
     Wilson Bayly Holmes-Ovcon, Ltd.      545,366    4,657,811       0.1%
                                                  ------------       ---
 TOTAL SOUTH AFRICA                                395,212,708       7.7%
                                                  ------------       ---
 SOUTH KOREA -- (13.3%)
 #*  3S Korea Co., Ltd.                    15,208       65,179       0.0%
 #   Able C&C Co., Ltd.                    72,378    2,062,473       0.1%
 #*  Actoz Soft Co., Ltd.                  29,003      582,379       0.0%
 #   Advanced Nano Products Co., Ltd.      38,633      547,144       0.0%
 #*  Advanced Process Systems Corp.       138,964    2,399,060       0.1%
 #   Aekyung Petrochemical Co., Ltd.        8,671      460,206       0.0%
 #   AfreecaTV Co., Ltd.                   71,824    1,819,980       0.1%
 #*  Agabang&Company                      159,566    1,285,791       0.0%
 #   Ahn-Gook Pharmaceutical Co., Ltd.     38,563      579,483       0.0%
 #   Ahnlab, Inc.                          27,984    1,623,803       0.1%
 #*  AJ Rent A Car Co., Ltd.               93,213      880,254       0.0%
 #   AK Holdings, Inc.                     23,871    1,256,655       0.0%
 #   ALUKO Co., Ltd.                      194,359    1,137,374       0.0%
 #*  Aminologics Co., Ltd.                 36,345       86,207       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Amotech Co., Ltd.                      53,135 $  911,996       0.0%
#*  Anam Electronics Co., Ltd.            778,248    868,057       0.0%
#   Anapass, Inc.                          51,795    700,726       0.0%
#   Asia Cement Co., Ltd.                   5,971    565,957       0.0%
    ASIA Holdings Co., Ltd.                12,288  1,255,937       0.0%
#*  Asia Paper Manufacturing Co., Ltd.     33,401    525,813       0.0%
*   Asiana Airlines, Inc.                 638,206  2,672,609       0.1%
#*  AUK Corp.                             199,140    413,583       0.0%
#   Autech Corp.                           49,323    281,662       0.0%
    Avaco Co., Ltd.                        36,215    178,069       0.0%
    Avatec Co., Ltd.                        5,446     37,773       0.0%
#   Baiksan Co., Ltd.                      58,310    352,606       0.0%
#*  BH Co., Ltd.                           29,776    148,776       0.0%
#   Binggrae Co., Ltd.                     34,274  2,048,341       0.1%
#   Bioland, Ltd.                          52,172  1,077,170       0.0%
    Bixolon Co., Ltd.                      26,835    337,440       0.0%
#   Bluecom Co., Ltd.                      61,445    743,646       0.0%
#*  Bohae Brewery Co., Ltd.               333,660    494,060       0.0%
    Bookook Securities Co., Ltd.            7,410    116,016       0.0%
#   Boryung Medience Co., Ltd.             39,185    668,433       0.0%
#   Boryung Pharmaceutical Co., Ltd.       28,065  1,381,463       0.0%
*   Bubang Co., Ltd.                       41,310    229,176       0.0%
*   BUGS Corp.                             42,091    382,665       0.0%
#   Bukwang Pharmaceutical Co., Ltd.      106,287  2,643,085       0.1%
#   BYC Co., Ltd.                             746    312,104       0.0%
#   Byucksan Corp.                        209,703  1,661,995       0.1%
#*  CammSys Corp.                         204,308    665,461       0.0%
#*  Capro Corp.                           177,680    653,853       0.0%
#   Cell Biotech Co., Ltd.                 20,007  1,064,932       0.0%
#*  Celltrion Pharm, Inc.                  73,505  1,341,488       0.0%
#*  Chabiotech Co., Ltd.                  218,426  2,703,058       0.1%
#*  Chadiostech Co., Ltd.                  73,679    298,026       0.0%
#*  Charm Engineering Co., Ltd.            42,800     10,072       0.0%
#*  Chemtronics Co., Ltd.                  56,211    312,915       0.0%
#*  Chin Hung International, Inc.         106,852    196,473       0.0%
#*  China Great Star International, Ltd.  380,444    654,119       0.0%
#*  China Ocean Resources Co., Ltd.       642,530  1,153,216       0.0%
#   Chinyang Holdings Corp.                67,905    211,959       0.0%
#*  Choa Pharmaceutical Co.                49,861    275,155       0.0%
*   Chokwang Leather Co., Ltd.                607     19,175       0.0%
#   Chokwang Paint, Ltd.                   44,110    523,037       0.0%
#   Chong Kun Dang Pharmaceutical Corp.    35,758  3,493,093       0.1%
#   Chongkundang Holdings Corp.            17,014  1,317,424       0.0%
#   Choong Ang Vaccine Laboratory          26,676    425,082       0.0%
    Chosun Refractories Co., Ltd.           5,483    439,355       0.0%
#   Chungdahm Learning, Inc.               15,629    187,339       0.0%
#   CJ CGV Co., Ltd.                          648     64,893       0.0%
#   CJ Freshway Corp.                      31,311  1,483,179       0.0%
    CJ Hellovision Co., Ltd.               67,923    731,842       0.0%
    CJ O Shopping Co., Ltd.                20,066  3,511,434       0.1%
#*  CJ Seafood Corp.                      104,541    315,399       0.0%
#   CKD Bio Corp.                          30,604    719,388       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Com2uSCorp                                           49,489 $5,599,002       0.1%
#   Cosmax BTI, Inc.                                     90,252  4,178,126       0.1%
#   Cosmax, Inc.                                         31,852  3,910,782       0.1%
#*  Cosmochemical Co., Ltd.                              28,914    122,750       0.0%
#*  COSON Co., Ltd.                                      81,020  1,480,946       0.0%
#   Crown Confectionery Co., Ltd.                         4,029  1,750,355       0.1%
#*  CTC BIO, Inc.                                        19,238    275,596       0.0%
#*  CUROCOM Co., Ltd.                                   167,453    491,424       0.0%
#   D.I Corp.                                           145,220    606,956       0.0%
#   Dae Dong Industrial Co., Ltd.                        60,958    411,212       0.0%
    Dae Han Flour Mills Co., Ltd.                         6,025  1,054,078       0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                     22,883    723,997       0.0%
#   Dae Hyun Co., Ltd.                                  184,373    593,706       0.0%
#*  Dae Won Chemical Co., Ltd.                          155,987    425,661       0.0%
#   Dae Won Kang Up Co., Ltd.                           119,782    520,671       0.0%
#*  Dae Young Packaging Co., Ltd.                       526,420    474,308       0.0%
#*  Dae-Il Corp.                                         81,189    635,783       0.0%
#*  Daea TI Co., Ltd.                                   385,089    476,527       0.0%
#*  Daechang Co., Ltd.                                  299,027    257,142       0.0%
    Daechang Forging Co., Ltd.                            1,367     51,095       0.0%
#   Daeduck Electronics Co.                             226,622  1,509,243       0.0%
#   Daeduck GDS Co., Ltd.                               115,842  1,253,186       0.0%
#   Daegu Department Store                               27,282    334,870       0.0%
#*  Daehan New Pharm Co., Ltd.                           36,543    506,134       0.0%
    Daehan Steel Co., Ltd.                               89,447    927,503       0.0%
*   Daeho International Corp.                               543         --       0.0%
#   Daekyo Co., Ltd.                                    111,182    919,106       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.          251,082    241,743       0.0%
    Daeryuk Can Co., Ltd.                                40,757    275,499       0.0%
#   Daesang Corp.                                       131,422  3,290,191       0.1%
#   Daesang Holdings Co., Ltd.                           77,188    928,913       0.0%
    Daesung Energy Co., Ltd.                             20,282    111,549       0.0%
#   Daesung Holdings Co., Ltd.                           26,734    232,698       0.0%
#*  Daewon Cable Co., Ltd.                              323,526    505,836       0.0%
#   Daewon Pharmaceutical Co., Ltd.                      64,683  1,144,672       0.0%
    Daewon San Up Co., Ltd.                              49,261    297,379       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.  676,333  3,256,544       0.1%
    Daewoong Co., Ltd.                                   11,877    612,369       0.0%
#   Daewoong Pharmaceutical Co., Ltd.                    27,671  2,173,631       0.1%
*   Dahaam E-Tec Co., Ltd.                                2,100      6,220       0.0%
#   Daihan Pharmaceutical Co., Ltd.                      18,510    443,851       0.0%
    Daishin Securities Co., Ltd.                        264,117  2,746,287       0.1%
#*  Danal Co., Ltd.                                     104,179    667,897       0.0%
#   Daou Data Corp.                                      64,146    777,935       0.0%
#   Daou Technology, Inc.                               174,365  3,558,138       0.1%
#*  Dasan Networks, Inc.                                115,433    771,991       0.0%
#   Dawonsys Co., Ltd.                                   55,719  1,286,274       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.          350,667    718,128       0.0%
#   DCM Corp.                                            17,593    166,816       0.0%
#*  Deutsch Motors, Inc.                                 48,994    178,724       0.0%
#   DGB Financial Group, Inc.                           513,243  4,120,690       0.1%
#   DHP Korea Co., Ltd.                                  56,867    581,034       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Digital Chosun Co., Ltd.                     180,541 $  573,683       0.0%
#   Digital Power Communications Co., Ltd.       180,216    747,074       0.0%
#*  DIO Corp.                                     56,699  2,697,533       0.1%
#*  Diotek Co., Ltd.                              69,724    264,148       0.0%
    Display Tech Co., Ltd.                        10,192     37,134       0.0%
    DK UIL Co., Ltd.                              10,000    102,941       0.0%
#*  DNF Co., Ltd.                                 43,838    565,470       0.0%
#   Dong Ah Tire & Rubber Co., Ltd.               42,602  1,052,447       0.0%
#   Dong-A Socio Holdings Co., Ltd.               14,293  2,324,769       0.1%
#   Dong-A ST Co., Ltd.                           22,180  2,772,071       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.      30,200    216,754       0.0%
    Dong-Il Corp.                                  4,730    262,720       0.0%
#   Dongbang Transport Logistics Co., Ltd.        47,053    114,363       0.0%
#*  Dongbu HiTek Co., Ltd.                       166,849  2,832,600       0.1%
*   Dongbu Securities Co., Ltd.                  195,500    680,264       0.0%
#*  Dongbu Steel Co., Ltd.                        37,730    153,483       0.0%
    Dongil Industries Co., Ltd.                    1,553     80,392       0.0%
#   Dongjin Semichem Co., Ltd.                   209,922  1,121,925       0.0%
*   Dongkook Industrial Co., Ltd.                 52,105    118,372       0.0%
#   DongKook Pharmaceutical Co., Ltd.             31,782  1,786,852       0.1%
    Dongkuk Industries Co., Ltd.                 123,497    509,504       0.0%
*   Dongkuk Steel Mill Co., Ltd.                 388,492  3,234,997       0.1%
#   Dongkuk Structures & Construction Co., Ltd.  178,195    862,630       0.0%
#   Dongsung Chemical Co., Ltd.                   14,785    352,440       0.0%
#   DONGSUNG Corp.                               169,438    983,549       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.             95,567    521,830       0.0%
#*  Dongwha Enterprise Co., Ltd.                   5,538    199,817       0.0%
#   Dongwha Pharm Co., Ltd.                      142,298  1,161,407       0.0%
    Dongwon Development Co., Ltd.                105,334    398,746       0.0%
#   Dongwon F&B Co., Ltd.                          6,991  1,801,996       0.1%
#   Dongwon Industries Co., Ltd.                   7,862  2,002,990       0.1%
#   Dongwon Systems Corp.                          5,002    345,798       0.0%
#   Dongwoo Co., Ltd.                             58,857    228,199       0.0%
    Dongyang E&P, Inc.                            30,131    395,606       0.0%
#*  Doosan Engine Co., Ltd.                      187,669    706,329       0.0%
#*  Doosan Infracore Co., Ltd.                   962,816  6,576,710       0.1%
#*  Dragonfly GF Co., Ltd.                        32,354    178,497       0.0%
    DRB Holding Co., Ltd.                         61,263    662,412       0.0%
#*  Duk San Neolux Co., Ltd.                      25,377    603,841       0.0%
#*  Duksan Hi-Metal Co., Ltd.                    101,591    842,372       0.0%
#   DuzonBIzon Co., Ltd.                         124,375  2,712,939       0.1%
    DY Corp.                                     174,070    999,935       0.0%
#   e Tec E&C, Ltd.                                6,388    585,200       0.0%
#   e-LITECOM Co., Ltd.                           48,416    576,036       0.0%
#*  e-Starco Co., Ltd.                           153,747    180,859       0.0%
    E1 Corp.                                      16,869    925,888       0.0%
#   Eagon Industrial, Ltd.                        43,403    456,708       0.0%
#   Easy Bio, Inc.                               249,819  1,364,742       0.0%
#*  Ecopro Co., Ltd.                              84,885  1,090,613       0.0%
#   EG Corp.                                      25,399    234,865       0.0%
#*  Ehwa Technologies Information Co., Ltd.      757,196    239,739       0.0%
#   Elentec Co., Ltd.                             15,017    100,083       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  ELK Corp.                                  65,257 $  141,131       0.0%
#*  EM-Tech Co., Ltd.                          45,080    424,181       0.0%
#*  Emerson Pacific, Inc.                      11,625    396,073       0.0%
#*  EMKOREA Co., Ltd.                          51,220    228,052       0.0%
#   Enex Co., Ltd.                            214,390    804,008       0.0%
#   ENF Technology Co., Ltd.                   65,074  1,033,585       0.0%
#   Eo Technics Co., Ltd.                      45,957  4,555,189       0.1%
#   Estechpharma Co., Ltd.                     39,533    768,379       0.0%
#*  ESTsoft Corp.                                 884      8,792       0.0%
#   Eugene Corp.                              289,702  1,423,558       0.0%
#*  Eugene Investment & Securities Co., Ltd.  599,716  1,425,319       0.0%
    Eugene Technology Co., Ltd.               101,067  1,267,841       0.0%
#   Eusu Holdings Co., Ltd.                    82,998    729,857       0.0%
#   EVERDIGM Corp.                             63,661    556,683       0.0%
#   F&F Co., Ltd.                              40,777    463,875       0.0%
#*  Farmsco                                    65,905    742,087       0.0%
#*  FarmStory Co., Ltd.                        41,860     58,418       0.0%
#   Fila Korea, Ltd.                           60,067  5,477,846       0.1%
#   Fine Technix Co., Ltd.                    111,289    366,810       0.0%
#*  Finetex EnE, Inc.                          76,593    500,170       0.0%
#*  Firstec Co., Ltd.                         164,190    675,345       0.0%
#*  Foosung Co., Ltd.                         317,755  1,633,190       0.1%
#   Fursys, Inc.                               14,730    460,050       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                   59,620  1,835,985       0.1%
*   GALAXIA SM, Inc.                           21,855     57,071       0.0%
#*  Gamevil, Inc.                               9,583    715,386       0.0%
#   Gaon Cable Co., Ltd.                       21,699    411,125       0.0%
#*  GeneOne Life Science, Inc.                  4,475     64,812       0.0%
#*  Genic Co., Ltd.                            28,325    548,149       0.0%
    GIIR, Inc.                                 22,387    173,109       0.0%
#*  Global Display Co., Ltd.                   62,631    208,305       0.0%
#*  GNCO Co., Ltd.                            304,508    494,971       0.0%
    Golfzon Co., Ltd.                          15,908  1,008,867       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.            109,600    769,484       0.0%
#   Grand Korea Leisure Co., Ltd.             124,564  3,147,954       0.1%
#   Green Cross Holdings Corp.                 60,820  1,872,082       0.1%
*   Green Non-Life Insurance Co., Ltd.         22,357         --       0.0%
#*  GS Global Corp.                            28,585     83,382       0.0%
    GS Home Shopping, Inc.                     21,139  3,417,519       0.1%
#   GS Retail Co., Ltd.                        20,004    935,969       0.0%
#   Gwangju Shinsegae Co., Ltd.                 3,400    780,220       0.0%
#   Haesung Industrial Co., Ltd.               22,131    370,080       0.0%
#*  Halla Corp.                               104,606    456,260       0.0%
#   Halla Holdings Corp.                       50,269  2,488,970       0.1%
#   Han Kuk Carbon Co., Ltd.                  245,312  1,436,335       0.0%
    Hana Micron, Inc.                         120,173    566,484       0.0%
#   Hana Tour Service, Inc.                    52,163  4,140,127       0.1%
#*  Hanall Biopharma Co., Ltd.                 83,748  1,162,982       0.0%
#   Hancom, Inc.                              100,956  1,884,074       0.1%
#   Handok, Inc.                               44,326  1,528,815       0.1%
#   Handsome Co., Ltd.                         89,503  3,476,007       0.1%
    Hanil Cement Co., Ltd.                     20,523  2,146,690       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                               SHARES   VALUE++   OF NET ASSETS**
                                                               ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanjin Heavy Industries & Construction Co., Ltd.           446,948 $1,582,389       0.1%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.   83,425    400,502       0.0%
#   Hanjin Kal Corp.                                           230,247  3,980,484       0.1%
#*  Hanjin P&C Co., Ltd.                                        78,846    168,143       0.0%
#*  Hanjin Shipping Co., Ltd.                                  670,158  1,114,893       0.0%
#   Hanjin Transportation Co., Ltd.                             57,455  1,885,908       0.1%
    Hankook Shell Oil Co., Ltd.                                  3,732  1,540,124       0.1%
*   Hankook Synthetics, Inc.                                       550         --       0.0%
    Hankuk Glass Industries, Inc.                                9,314    236,991       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                        12,824    346,956       0.0%
#   Hanmi Semiconductor Co., Ltd.                               61,455    914,994       0.0%
#   HanmiGlobal Co., Ltd.                                       23,909    245,771       0.0%
#   Hansae Co., Ltd.                                            59,302  2,671,447       0.1%
#   Hansae Yes24 Holdings Co., Ltd.                             60,141  1,101,930       0.0%
#*  Hanshin Construction                                        34,744    678,298       0.0%
#   Hanshin Machinery Co.                                       71,045    160,248       0.0%
#   Hansol Chemical Co., Ltd.                                   51,329  3,241,038       0.1%
#*  Hansol Holdings Co., Ltd.                                  425,038  3,031,955       0.1%
#*  Hansol HomeDeco Co., Ltd.                                  428,150    620,514       0.0%
    Hansol Logistics Co., Ltd.                                  43,960    114,348       0.0%
    Hansol Paper Co., Ltd.                                      55,625  1,203,008       0.0%
*   Hansol SeenTec Co, Ltd.                                     11,574     29,051       0.0%
#*  Hansol Technics Co., Ltd.                                  112,938  2,159,088       0.1%
#   Hanwha Galleria Timeworld Co., Ltd.                         12,237    710,362       0.0%
    Hanwha General Insurance Co., Ltd.                         236,201  1,676,291       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                   378,784  1,139,657       0.0%
    Hanwha Techwin Co., Ltd.                                    54,038  1,967,050       0.1%
#   Hanyang Eng Co., Ltd.                                       70,412    763,976       0.0%
    Hanyang Securities Co., Ltd.                                18,538    125,402       0.0%
#*  Harim Co., Ltd.                                            189,668    769,484       0.0%
*   Harim Holdings Co., Ltd.                                   176,623    769,887       0.0%
#   Heung-A Shipping Co., Ltd.                                 583,317    694,236       0.0%
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                  92,139    310,714       0.0%
#   Hite Jinro Co., Ltd.                                        51,801  1,269,113       0.0%
    Hitejinro Holdings Co., Ltd.                                52,642    714,054       0.0%
#   HMC Investment Securities Co., Ltd.                        115,936  1,068,407       0.0%
#*  Homecast Co., Ltd.                                          75,987    595,321       0.0%
#   HS Industries Co., Ltd.                                    205,760  1,114,920       0.0%
    HS R&A Co., Ltd.                                            23,158    846,311       0.0%
#   Huchems Fine Chemical Corp.                                153,136  2,700,542       0.1%
#   Humax Co., Ltd.                                            111,934  1,299,007       0.0%
*   Huneed Technologies                                          2,445     25,444       0.0%
#   Huons Co., Ltd.                                             42,741  3,034,709       0.1%
    Husteel Co., Ltd.                                            2,038     28,468       0.0%
#   Huvis Corp.                                                 99,491    741,890       0.0%
#   Huvitz Co., Ltd.                                            48,021    758,975       0.0%
#   Hwa Shin Co., Ltd.                                         114,245    683,191       0.0%
    Hwacheon Machine Tool Co., Ltd.                              4,979    239,979       0.0%
    HwaSung Industrial Co., Ltd.                                61,184    759,278       0.0%
#   Hy-Lok Corp.                                                49,517  1,233,920       0.0%
    Hyosung ONB Co., Ltd.                                       10,277    164,212       0.0%
    HyosungITX Co., Ltd.                                        14,477    176,934       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai BNG Steel Co., Ltd.                           60,652 $  572,576       0.0%
#   Hyundai C&F, Inc.                                     25,222    548,394       0.0%
#   Hyundai Corp.                                         36,882    859,512       0.0%
#*  Hyundai Elevator Co., Ltd.                            74,016  3,742,466       0.1%
#   Hyundai Engineering Plastics Co., Ltd.               110,768    953,088       0.0%
#   Hyundai Greenfood Co., Ltd.                            5,211     90,996       0.0%
    Hyundai Home Shopping Network Corp.                   38,850  4,548,617       0.1%
    Hyundai Hy Communications & Networks Co., Ltd.       180,945    585,769       0.0%
#   Hyundai Livart Furniture Co., Ltd.                    67,881  1,966,700       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                    366,625    643,540       0.0%
*   Hyundai Mipo Dockyard Co., Ltd.                       69,424  4,426,497       0.1%
    Hyundai Pharmaceutical Co., Ltd.                     109,752    485,852       0.0%
#*  Hyundai Rotem Co., Ltd.                              134,724  2,113,256       0.1%
    Hyundai Securities Co., Ltd.                         217,329  1,345,563       0.0%
*   Hyunjin Materials Co., Ltd.                           41,165     45,059       0.0%
#   HyVision System, Inc.                                 78,328    604,399       0.0%
#*  i-SENS, Inc.                                          34,385  1,078,593       0.0%
*   iA, Inc.                                             121,442    612,708       0.0%
#*  ICD Co., Ltd.                                         84,572  1,025,288       0.0%
#*  IHQ, Inc.                                            298,191    586,643       0.0%
#   Il Dong Pharmaceutical Co., Ltd.                      62,230  1,538,499       0.1%
#*  Iljin Display Co., Ltd.                              115,139    463,141       0.0%
#   Iljin Electric Co., Ltd.                             127,969    614,312       0.0%
#   Iljin Holdings Co., Ltd.                             150,141  1,383,909       0.0%
#*  Iljin Materials Co., Ltd.                             95,764  1,292,831       0.0%
#   Ilshin Spinning Co., Ltd.                              8,039  1,001,167       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                       2,864    289,743       0.0%
#*  IM Co., Ltd.                                          61,008    214,254       0.0%
#   iMarketKorea, Inc.                                    98,137  1,456,957       0.0%
#   InBody Co., Ltd.                                      58,689  2,291,817       0.1%
#*  Infinitt Healthcare Co., Ltd.                         78,122    598,374       0.0%
#*  Infraware, Inc.                                      103,254    454,971       0.0%
#*  InkTec Co., Ltd.                                      38,881    282,736       0.0%
    Innochips Technology, Inc.                            14,702    157,135       0.0%
#*  InnoWireless, Inc.                                    21,995    196,458       0.0%
#*  Innox Corp.                                           63,904    748,374       0.0%
#*  Insun ENT Co., Ltd.                                  196,856  1,146,441       0.0%
    Intelligent Digital Integrated Securities Co., Ltd.   33,909    531,401       0.0%
#*  Interflex Co., Ltd.                                   58,255    585,698       0.0%
    Intergis Co., Ltd.                                    11,220     33,476       0.0%
#   Interojo Co., Ltd.                                    40,498  1,462,060       0.0%
#   Interpark Corp.                                       14,092    240,830       0.0%
    Interpark Holdings Corp.                             219,658  1,691,600       0.1%
#   INTOPS Co., Ltd.                                      29,402    538,178       0.0%
*   INVENIA Co., Ltd.                                     16,475     70,817       0.0%
    Inzi Controls Co., Ltd.                               42,034    219,753       0.0%
    INZI Display Co., Ltd.                                32,254     63,931       0.0%
#*  Iones Co., Ltd.                                       37,090    752,481       0.0%
#   IS Dongseo Co., Ltd.                                  58,229  2,373,700       0.1%
#   ISC Co., Ltd.                                         43,872    959,531       0.0%
    ISU Chemical Co., Ltd.                                65,141    906,648       0.0%
#   IsuPetasys Co., Ltd.                                 189,204    878,970       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Jahwa Electronics Co., Ltd.                  61,254 $  707,708       0.0%
#   JB Financial Group Co., Ltd.                624,363  3,199,886       0.1%
*   Jcontentree Corp.                           394,639  1,539,681       0.1%
#   Jeil Pharmaceutical Co.                      34,204  2,497,596       0.1%
#*  Jeju Semiconductor Corp.                     29,653    112,863       0.0%
    Jinro Distillers Co., Ltd.                   13,228    390,549       0.0%
#   Jinsung T.E.C.                               43,317    242,658       0.0%
    JLS Co., Ltd.                                 8,735     49,126       0.0%
#*  JoyCity Corp.                                37,315    966,775       0.0%
#*  Joymax Co., Ltd.                             24,322    168,179       0.0%
#*  Jusung Engineering Co., Ltd.                239,830  1,661,397       0.1%
#*  JVM Co., Ltd.                                18,510    790,311       0.0%
#   JW Holdings Corp.                           199,371  1,667,493       0.1%
#   JW Pharmaceutical Corp.                      59,988  2,086,700       0.1%
#   JW Shinyak Corp.                             16,523    140,362       0.0%
*   JYP Entertainment Corp.                     138,127    628,151       0.0%
#   Kangnam Jevisco Co., Ltd.                    23,988    859,803       0.0%
#   KAON Media Co., Ltd.                         28,342    305,282       0.0%
#   KB Capital Co., Ltd.                         69,848  1,456,815       0.0%
#   KB Insurance Co., Ltd.                      182,835  4,963,941       0.1%
#*  KC Cottrell Co., Ltd.                        22,715    105,834       0.0%
#   KC Green Holdings Co., Ltd.                  86,025    657,779       0.0%
#   KC Tech Co., Ltd.                           123,092  1,747,321       0.1%
#*  KCC Engineering & Construction Co., Ltd.     21,855    180,803       0.0%
*   KCO Energy, Inc.                                120         --       0.0%
#*  KEC Corp.                                   170,897    163,931       0.0%
#   KEPCO Engineering & Construction Co., Inc.   68,911  2,028,017       0.1%
#   Keyang Electric Machinery Co., Ltd.         156,430    681,513       0.0%
#*  KEYEAST Co., Ltd.                           327,789  1,057,234       0.0%
#   KG Chemical Corp.                            57,219    798,374       0.0%
#   KG Eco Technology Service Co., Ltd.          88,924    266,276       0.0%
#   Kginicis Co., Ltd.                           91,410  1,371,016       0.0%
#   KGMobilians Co., Ltd.                        73,591    818,890       0.0%
#   KH Vatec Co., Ltd.                          101,591  1,549,722       0.1%
#   KISCO Corp.                                  22,326  1,027,475       0.0%
    KISCO Holdings Co., Ltd.                      3,952    240,323       0.0%
#   Kishin Corp.                                 49,420    259,897       0.0%
#   KISWIRE, Ltd.                                39,054  1,459,271       0.0%
#   KIWOOM Securities Co., Ltd.                  71,949  4,262,990       0.1%
#*  KleanNara Co., Ltd.                          78,071    402,306       0.0%
*   KMH Co., Ltd.                                57,286    462,648       0.0%
#*  KMH Hitech Co., Ltd.                        147,148    211,181       0.0%
#*  KMW Co., Ltd.                                41,488    347,861       0.0%
#   Kocom Co., Ltd.                              40,139    424,510       0.0%
#   Koentec Co., Ltd.                           306,814    699,665       0.0%
#   Koh Young Technology, Inc.                   63,733  2,343,405       0.1%
#   Kolao Holdings                              134,465  1,203,196       0.0%
#   Kolon Corp.                                  45,278  2,327,761       0.1%
#*  Kolon Global Corp.                           22,750    350,419       0.0%
#   Kolon Industries, Inc.                      107,359  6,577,568       0.1%
#   Kolon Life Science, Inc.                     27,291  4,083,936       0.1%
#*  Komipharm International Co., Ltd.            11,873    412,223       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   KONA I Co., Ltd.                                          81,973 $1,469,019       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                          77,360    463,613       0.0%
    Korea Airport Service Co., Ltd.                              188      5,136       0.0%
#   Korea Alcohol Industrial Co., Ltd.                        63,908    455,923       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                 52,711    558,135       0.0%
#   Korea Circuit Co., Ltd.                                   72,493    668,312       0.0%
#   Korea District Heating Corp.                              18,020  1,118,359       0.0%
    Korea Electric Terminal Co., Ltd.                         32,072  2,513,905       0.1%
#   Korea Electronic Certification Authority, Inc.           101,645    776,890       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.   74,881    360,276       0.0%
    Korea Export Packaging Industrial Co., Ltd.                5,621    101,526       0.0%
*   Korea Flange Co., Ltd.                                    19,644    275,285       0.0%
#*  Korea Information & Communications Co, Ltd.               63,592    638,865       0.0%
#   Korea Information Certificate Authority, Inc.             71,807    588,677       0.0%
#   Korea Kolmar Co., Ltd.                                    40,301  3,067,449       0.1%
#   Korea Kolmar Holdings Co., Ltd.                           37,935  1,679,853       0.1%
#*  Korea Line Corp.                                          81,352  1,267,042       0.0%
#   Korea Petrochemical Ind Co., Ltd.                         19,034  3,910,199       0.1%
#   Korea United Pharm, Inc.                                  58,316    984,753       0.0%
    Korean Reinsurance Co.                                   432,194  5,035,041       0.1%
#   Kortek Corp.                                              72,394    772,200       0.0%
    KPX Chemical Co., Ltd.                                     8,354    377,293       0.0%
#*  KR Motors Co., Ltd.                                       56,572     59,422       0.0%
#*  KSCB Co., Ltd.                                            33,241    173,771       0.0%
    KSS LINE, Ltd.                                            14,021    209,056       0.0%
*   KT Hitel Co., Ltd.                                        84,297    647,515       0.0%
#*  KT Music Corp.                                            84,627    316,457       0.0%
    KT Skylife Co., Ltd.                                     132,465  1,879,104       0.1%
#*  KTB Investment & Securities Co., Ltd.                    347,274    826,426       0.0%
#   KTCS Corp.                                                30,599     83,359       0.0%
#   Ktis Corp.                                                92,375    390,001       0.0%
#   Kukdo Chemical Co., Ltd.                                  25,820  1,484,073       0.0%
*   Kukdong Corp.                                              1,069     13,159       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                          6,292    231,933       0.0%
#*  Kumho Electric Co., Ltd.                                  18,861    196,437       0.0%
#*  Kumho Industrial Co., Ltd.                               117,280  1,211,764       0.0%
#*  Kumho Tire Co., Inc.                                     625,465  4,496,280       0.1%
#   Kumkang Kind Co., Ltd.                                    16,750    788,146       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                      197,814  1,771,689       0.1%
#*  Kwang Myung Electric Co., Ltd.                           278,852    539,592       0.0%
#   Kwangju Bank                                              84,556    666,880       0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                17,512    196,541       0.0%
    Kyobo Securities Co., Ltd.                               138,743  1,283,660       0.0%
#   Kyung Dong Navien Co., Ltd.                               33,704  1,140,557       0.0%
#   Kyung-In Synthetic Corp.                                 132,021    478,665       0.0%
    Kyungbang, Ltd.                                            5,259    802,856       0.0%
    Kyungchang Industrial Co., Ltd.                           73,797    361,556       0.0%
#   KyungDong City Gas Co., Ltd.                              13,289    927,224       0.0%
#   Kyungdong Pharm Co., Ltd.                                 40,182    619,484       0.0%
#   L&F Co., Ltd.                                             50,116    402,673       0.0%
#*  LB Semicon, Inc.                                         147,884    385,247       0.0%
#   LEADCORP, Inc. (The)                                      49,216    362,188       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Leaders Cosmetics Co., Ltd.                  66,528 $1,702,531       0.1%
#   LEENO Industrial, Inc.                       51,031  1,914,526       0.1%
    LF Corp.                                    134,717  3,037,952       0.1%
#   LG Hausys, Ltd.                              40,557  5,319,022       0.1%
#   LG International Corp.                      206,725  6,843,230       0.2%
#*  LG Life Sciences, Ltd.                       59,924  3,587,281       0.1%
    LMS Co., Ltd.                                32,869    251,495       0.0%
#   Lock&Lock Co., Ltd.                         154,467  1,795,745       0.1%
#*  LOT Vacuum Co., Ltd.                         38,694    468,081       0.0%
    Lotte Chilsung Beverage Co., Ltd.               738  1,275,381       0.0%
    LOTTE Fine Chemical Co., Ltd.               123,140  4,046,061       0.1%
#   Lotte Food Co., Ltd.                          4,403  3,163,506       0.1%
#   LOTTE Himart Co., Ltd.                       55,766  2,754,633       0.1%
#*  Lotte Non-Life Insurance Co., Ltd.          468,030  1,189,626       0.0%
    LS Corp.                                    119,337  5,288,158       0.1%
#   LS Industrial Systems Co., Ltd.              93,480  4,269,855       0.1%
#*  Lumens Co., Ltd.                            317,869  1,162,827       0.0%
#*  Macrogen, Inc.                               46,205  1,416,653       0.0%
#   Maeil Dairy Industry Co., Ltd.               42,668  1,736,138       0.1%
#*  Majestar Co., Ltd.                           52,747    148,144       0.0%
#   Mando Corp.                                  50,141  8,271,643       0.2%
#   Mcnex Co., Ltd.                              31,709    669,102       0.0%
#   MDS Technology Co., Ltd.                     36,563    669,412       0.0%
#*  Medipost Co., Ltd.                            3,841    285,211       0.0%
#   MegaStudy Co., Ltd.                          17,540    612,752       0.0%
    MegaStudyEdu Co., Ltd.                        4,919    215,404       0.0%
#*  Melfas, Inc.                                104,886    743,235       0.0%
#   Meritz Financial Group, Inc.                 40,790    451,553       0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.    360,346  5,098,509       0.1%
    Meritz Securities Co., Ltd.                  41,780    131,440       0.0%
#   META BIOMED Co., Ltd.                       101,572    516,208       0.0%
#*  Mgame Corp.                                  97,978    444,294       0.0%
    Mi Chang Oil Industrial Co., Ltd.             2,578    191,314       0.0%
#   Mirae Asset Securities Co., Ltd.             33,003    709,085       0.0%
#*  Mirae Corp.                               1,931,820    741,396       0.0%
    Miwon Chemicals Co., Ltd.                     1,890     82,759       0.0%
*   Miwon Commercial Co., Ltd.                      716    120,659       0.0%
    Miwon Specialty Chemical Co., Ltd.            1,200    401,650       0.0%
#   MK Electron Co., Ltd.                       104,494    845,251       0.0%
#*  MNTech Co., Ltd.                            110,847    466,916       0.0%
#   Modetour Network, Inc.                       64,020  1,627,682       0.1%
#   Monalisa Co., Ltd.                           68,050    252,032       0.0%
    MonAmi Co., Ltd.                            112,097    443,289       0.0%
    Moorim P&P Co., Ltd.                        143,600    544,498       0.0%
#*  Moorim Paper Co., Ltd.                      149,278    404,049       0.0%
#   Motonic Corp.                                71,883    634,366       0.0%
#   Muhak Co., Ltd.                              81,220  2,285,813       0.1%
    Multicampus Co, Ltd.                         14,397    538,044       0.0%
#   Namhae Chemical Corp.                       149,878  1,295,565       0.0%
#*  Namsun Aluminum Co., Ltd.                   496,334    553,068       0.0%
#   Namyang Dairy Products Co., Ltd.              1,816  1,182,849       0.0%
#*  Nanos Co., Ltd.                              38,381    125,309       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Naturalendo Tech Co., Ltd.                   64,724 $1,262,349       0.0%
#   NeoPharm Co., Ltd.                           20,911    662,840       0.0%
#*  Neowiz Games Corp.                           84,844  1,109,784       0.0%
#   NEOWIZ HOLDINGS Corp.                        28,835    381,361       0.0%
#   NEPES Corp.                                 107,205    716,271       0.0%
#   Nexen Corp.                                  33,168  2,352,117       0.1%
    Nexen Tire Corp.                            222,957  2,837,158       0.1%
#*  Nexolon Co., Ltd.                             2,976      2,436       0.0%
#*  Nexon GT Co., Ltd.                           91,753    970,371       0.0%
#*  NHN Entertainment Corp.                     109,919  5,826,868       0.1%
#   NHN KCP Corp.                                65,260  1,349,600       0.0%
#   NICE Holdings Co., Ltd.                     104,644  1,859,377       0.1%
#   Nice Information & Telecommunication, Inc.   10,633    316,610       0.0%
#   NICE Information Service Co., Ltd.          211,703  1,630,895       0.1%
#*  NK Co., Ltd.                                199,266    799,102       0.0%
#   Nong Shim Holdings Co., Ltd.                 10,276  1,326,921       0.0%
#   Nong Woo Bio Co., Ltd.                       46,463    952,943       0.0%
#   NongShim Co., Ltd.                            1,001    327,812       0.0%
#   Noroo Holdings Co., Ltd.                     13,599    247,952       0.0%
#   NOROO Paint & Coatings Co., Ltd.             61,681    660,233       0.0%
    NPC                                          64,609    423,370       0.0%
#*  Omnisystem Co., Ltd.                        204,466    515,465       0.0%
    Opto Device Technology Co., Ltd.             25,019    191,472       0.0%
#*  OPTRON-TEC, Inc.                            103,096    522,185       0.0%
#*  Orientbio, Inc.                             623,111  1,055,859       0.0%
#*  OSANGJAIEL Co., Ltd.                         20,524    178,299       0.0%
#*  Osstem Implant Co., Ltd.                     60,174  3,767,844       0.1%
#*  Osung LST Co., Ltd.                         246,799    195,163       0.0%
#   Ottogi Corp.                                  5,101  3,646,025       0.1%
#   Pan-Pacific Co., Ltd.                       164,180    801,788       0.0%
    Pang Rim Co., Ltd.                           10,174    234,049       0.0%
#*  PaperCorea, Inc.                            936,730    608,364       0.0%
#   Paradise Co., Ltd.                          292,001  4,425,955       0.1%
#   Partron Co., Ltd.                           248,455  2,419,331       0.1%
#*  Paru Co., Ltd.                              110,516    417,410       0.0%
#*  Pharmicell Co., Ltd.                         85,904    421,703       0.0%
    Poongsan Corp.                              144,872  4,033,919       0.1%
#   Poongsan Holdings Corp.                      26,213  1,033,828       0.0%
    POSCO Chemtech Co., Ltd.                    119,219  1,272,286       0.0%
    Posco Coated & Color Steel Co., Ltd.          2,498     49,944       0.0%
#*  Posco ICT Co., Ltd.                         312,644  1,570,672       0.1%
#   Posco M-Tech Co., Ltd.                       83,502    228,860       0.0%
#*  Power Logics Co., Ltd.                      153,415    567,442       0.0%
#   PSK, Inc.                                    81,645    715,462       0.0%
#   Pulmuone Co., Ltd.                            6,862  1,079,549       0.0%
#   Pyeong Hwa Automotive Co., Ltd.              72,240    811,976       0.0%
#*  Redrover Co., Ltd.                           95,602    658,004       0.0%
#   Reyon Pharmaceutical Co., Ltd.               24,423    643,594       0.0%
#   RFsemi Technologies, Inc.                    30,415    198,090       0.0%
#   RFTech Co., Ltd.                             80,741    490,400       0.0%
#   Romanson Co., Ltd.                           53,470    607,081       0.0%
#*  S&C Engine Group, Ltd.                      322,232    450,874       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  S&S Tech Corp.                         55,486 $  408,348       0.0%
#   S&T Corp.                              14,935    339,637       0.0%
#   S&T Dynamics Co., Ltd.                160,725  1,577,013       0.1%
    S&T Holdings Co., Ltd.                 39,125    818,932       0.0%
#   S&T Motiv Co., Ltd.                    50,410  2,938,706       0.1%
#*  S-Connect Co., Ltd.                   263,041    484,798       0.0%
#   S-Energy Co., Ltd.                     57,735    451,652       0.0%
#*  S-MAC Co., Ltd.                        85,869    593,067       0.0%
#   Saeron Automotive Corp.                 2,640     19,165       0.0%
#*  Sajo Industries Co., Ltd.              14,207    716,883       0.0%
#*  Sajodongaone Co., Ltd.                 97,980    167,487       0.0%
*   SAJOHAEPYO Corp.                          574      7,663       0.0%
    Sam Chun Dang Pharm Co., Ltd.          55,599    435,582       0.0%
    Sam Young Electronics Co., Ltd.        67,874    740,609       0.0%
#   Sam Yung Trading Co., Ltd.             64,634  1,195,508       0.0%
#   Samchully Co., Ltd.                    16,091  1,512,836       0.1%
#   Samchuly Bicycle Co., Ltd.             46,819    908,968       0.0%
#   Samho Development Co., Ltd.            64,551    207,124       0.0%
#*  Samho International Co., Ltd.          38,669    529,473       0.0%
#   SAMHWA Paints Industrial Co., Ltd.     57,633    637,948       0.0%
#   Samick Musical Instruments Co., Ltd.  408,541  1,100,244       0.0%
#   Samick THK Co., Ltd.                   54,931    498,495       0.0%
#   Samjin LND Co., Ltd.                   43,504    145,368       0.0%
#   Samjin Pharmaceutical Co., Ltd.        60,993  1,462,303       0.0%
#   Samkwang Glass                         20,201  1,574,475       0.1%
#   Samlip General Foods Co., Ltd.          2,004    373,493       0.0%
#   Sammok S-Form Co., Ltd.                19,912    508,575       0.0%
#*  Samsung Engineering Co., Ltd.         761,477  8,397,732       0.2%
#*  SAMT Co., Ltd.                        268,958    494,859       0.0%
#   Samwha Capacitor Co., Ltd.             35,823    461,768       0.0%
    Samyang Corp.                          13,079  1,112,405       0.0%
#   Samyang Foods Co., Ltd.                18,333    381,394       0.0%
#   Samyang Holdings Corp.                 22,926  3,266,179       0.1%
#   Samyang Tongsang Co., Ltd.              9,663    381,671       0.0%
#*  Samyoung Chemical Co., Ltd.           136,867    209,127       0.0%
#*  Sangbo Corp.                          109,135    535,365       0.0%
    Sangsin Brake                           8,827     63,006       0.0%
#*  Sapphire Technology Co., Ltd.          42,273    273,544       0.0%
    SaraminHR Co, Ltd.                      3,602     49,116       0.0%
#   Satrec Initiative Co., Ltd.             7,151    227,094       0.0%
#   Savezone I&C Corp.                     62,674    314,394       0.0%
#*  SBI Investment Korea Co., Ltd.        206,964    110,496       0.0%
    SBS Contents Hub Co., Ltd.             39,011    411,663       0.0%
    SBS Media Holdings Co., Ltd.          284,678    825,706       0.0%
#*  SBW                                   342,769    680,168       0.0%
#   Seah Besteel Corp.                     87,900  2,241,082       0.1%
    SeAH Holdings Corp.                     4,811    587,153       0.0%
    SeAH Steel Corp.                       19,174  1,393,987       0.0%
#   Sebang Co., Ltd.                       65,269    983,566       0.0%
    Sebang Global Battery Co., Ltd.        40,246  1,517,330       0.1%
#*  Seegene, Inc.                          58,471  1,787,777       0.1%
#   Sejong Industrial Co., Ltd.            70,108    608,108       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Sekonix Co., Ltd.                                   39,131 $  603,586       0.0%
#   Sempio Foods Co.                                    13,836    589,178       0.0%
#*  Seobu T&D                                           73,518  1,495,605       0.0%
#   Seohan Co., Ltd.                                   516,097    944,966       0.0%
*   Seohee Construction Co., Ltd.                      889,273    940,059       0.0%
#   Seoul Auction Co., Ltd.                             44,719    731,260       0.0%
#   Seoul Semiconductor Co., Ltd.                      245,479  3,299,376       0.1%
#   SEOWONINTECH Co., Ltd.                              58,761    593,933       0.0%
#   Seoyon Co., Ltd.                                   118,432  1,276,482       0.0%
#*  Sewon Cellontech Co., Ltd.                         177,145    550,768       0.0%
    Sewon Precision Industry Co., Ltd.                  21,670    385,673       0.0%
#   SEWOONMEDICAL Co., Ltd.                            109,964    442,070       0.0%
#   SFA Engineering Corp.                               60,404  3,012,807       0.1%
#*  SFA Semicon Co, Ltd.                               300,260    654,479       0.0%
#*  SG Corp.                                           865,420    854,949       0.0%
#   SH Energy & Chemical Co., Ltd.                     527,381    695,290       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                178,552  1,021,319       0.0%
#*  Shinil Industrial Co., Ltd.                        301,022    494,174       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.      14,837    635,099       0.0%
#   Shinsegae Information & Communication Co., Ltd.      7,196    566,961       0.0%
#   Shinsegae International, Inc.                       15,074  1,025,061       0.0%
#*  Shinsung Solar Energy Co., Ltd.                    237,348    357,378       0.0%
#*  Shinsung Tongsang Co., Ltd.                        705,326  1,013,942       0.0%
#*  Shinwha Intertek Corp.                             128,714    506,529       0.0%
#*  Shinwon Corp.                                      173,143    284,344       0.0%
#   Shinyoung Securities Co., Ltd.                      17,366    818,008       0.0%
#   SHOWBOX Corp.                                      168,507  1,191,937       0.0%
#*  Signetics Corp.                                    318,976    469,247       0.0%
#*  SIGONG TECH Co., Ltd.                               78,318    437,805       0.0%
#   Silicon Works Co., Ltd.                             70,469  1,966,644       0.1%
#   Silla Co., Ltd.                                     38,828    589,253       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                        272,150    698,781       0.0%
#   SIMPAC, Inc.                                        82,220    365,465       0.0%
    Sindoh Co., Ltd.                                     8,853    379,555       0.0%
#   Sinjin SM Co., Ltd.                                 13,589    173,446       0.0%
#   SJM Co., Ltd.                                       34,349    225,760       0.0%
#   SK Chemicals Co., Ltd.                              56,289  3,583,995       0.1%
#*  SK Communications Co., Ltd.                        103,928    336,044       0.0%
#   SK Gas, Ltd.                                        25,919  1,934,129       0.1%
    SK Materials Co., Ltd.                              35,023  3,640,228       0.1%
    SK Networks Co., Ltd.                              468,093  2,780,285       0.1%
#*  SK Securities Co., Ltd.                          2,267,837  2,279,767       0.1%
    SKC Co., Ltd.                                      144,875  3,549,381       0.1%
#*  SKC Solmics Co., Ltd.                               43,587     72,539       0.0%
#   SKCKOLONPI, Inc.                                    40,205    362,253       0.0%
    SL Corp.                                            93,069  1,301,324       0.0%
#*  SM Entertainment Co.                                94,328  3,383,874       0.1%
    SMCo.re, Inc.                                       24,244    136,814       0.0%
#*  Solborn, Inc.                                       94,578    509,904       0.0%
#   Solid, Inc.                                        110,705    431,512       0.0%
#   Songwon Industrial Co., Ltd.                       100,166  1,823,466       0.1%
#*  Sonokong Co., Ltd.                                  95,792    582,927       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Soosan Heavy Industries Co., Ltd.                     61,925 $   98,596       0.0%
#   Soulbrain Co., Ltd.                                   57,380  2,184,867       0.1%
#   Spigen Korea Co., Ltd.                                 8,542    403,592       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                122,987  2,260,679       0.1%
#*  STX Corp.                                             14,209     31,824       0.0%
*   STX Engine Co., Ltd.                                   7,879     42,524       0.0%
#   Suheung Co., Ltd.                                     37,383  1,507,764       0.0%
    Sun Kwang Co., Ltd.                                    3,275     51,641       0.0%
#   Sunchang Corp.                                        52,644    595,468       0.0%
#   Sung Kwang Bend Co., Ltd.                            117,986  1,252,740       0.0%
#   Sungchang Enterprise Holdings, Ltd.                   42,241  1,340,190       0.0%
#*  Sungshin Cement Co., Ltd.                            109,211  1,337,268       0.0%
#   Sungwoo Hitech Co., Ltd.                             229,299  1,868,573       0.1%
#   Sunjin Co., Ltd.                                      25,877    670,293       0.0%
#*  Suprema HQ, Inc.                                      36,612    274,888       0.0%
#*  Suprema, Inc.                                         33,897    804,734       0.0%
#*  Synopex, Inc.                                        386,550    583,677       0.0%
    Tae Kyung Industrial Co., Ltd.                        39,841    180,835       0.0%
    Taekwang Industrial Co., Ltd.                          2,230  1,940,448       0.1%
#*  Taewoong Co., Ltd.                                    66,164  1,056,294       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.        246,613  1,387,222       0.0%
#*  Taihan Electric Wire Co., Ltd.                        37,983    100,093       0.0%
*   Taihan Textile Co., Ltd.                                 844     36,218       0.0%
#   Tailim Packaging Industrial Co., Ltd.                195,880    535,092       0.0%
#*  TBH Global Co., Ltd.                                  53,068    542,720       0.0%
#   TechWing, Inc.                                        57,171    642,433       0.0%
#*  Tera Semicon Co., Ltd.                                45,083  1,055,612       0.0%
#   TES Co., Ltd.                                         80,589    959,381       0.0%
#*  Texcell-NetCom Co., Ltd.                             330,376    666,899       0.0%
#*  Theragen Etex Co., Ltd.                               31,067    186,285       0.0%
#*  Thinkware Systems Corp.                               21,643    265,130       0.0%
#*  TK Chemical Corp.                                    283,667    569,670       0.0%
#   TK Corp.                                              96,322    906,733       0.0%
    TLI, Inc.                                              7,937     52,808       0.0%
#   Tokai Carbon Korea Co., Ltd.                          16,015    621,868       0.0%
#   Tong Yang Moolsan Co., Ltd.                           22,590    296,402       0.0%
*   Tongyang Cement & Energy Corp.                        16,481     71,792       0.0%
    Tongyang Life Insurance Co, Ltd.                     285,685  2,647,961       0.1%
    Tongyang, Inc.                                       313,091    964,490       0.0%
*   Top Engineering Co., Ltd.                             13,860     76,377       0.0%
#   Toptec Co., Ltd.                                      36,271    983,864       0.0%
#   Tovis Co., Ltd.                                       93,175    795,055       0.0%
#*  Trais Co., Ltd.                                       24,456     59,871       0.0%
#   TS Corp.                                              28,650    549,947       0.0%
    UBCare Co., Ltd.                                     120,088    426,291       0.0%
#   Ubiquoss, Inc.                                        79,861    918,138       0.0%
#*  Ubivelox, Inc.                                        25,329    273,407       0.0%
#   Uju Electronics Co., Ltd.                             42,498    583,600       0.0%
#   Unid Co., Ltd.                                        35,003  1,442,011       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.   65,401    882,113       0.0%
#   Uniquest Corp.                                        16,238     56,501       0.0%
#*  Unison Co., Ltd.                                      65,618     95,353       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   UniTest, Inc.                               69,162 $    488,990       0.0%
#   Value Added Technologies Co., Ltd.          41,298    1,390,543       0.0%
#   Very Good Leisure Co., Ltd.                 25,853      229,230       0.0%
#   Vieworks Co., Ltd.                          41,394    1,824,439       0.1%
#   Visang Education, Inc.                      38,704      439,289       0.0%
#   Vitzrocell Co., Ltd.                        26,187      257,812       0.0%
#*  Webzen, Inc.                                70,375    1,429,501       0.0%
#*  WeMade Entertainment Co., Ltd.              52,849    1,213,762       0.0%
#   Whanin Pharmaceutical Co., Ltd.             67,902      961,169       0.0%
#   WillBes & Co. (The)                        319,383      601,693       0.0%
#*  Winix, Inc.                                 44,681      512,500       0.0%
#   Wins Co., Ltd.                              51,535      447,644       0.0%
#   WiSoL Co., Ltd.                            101,697    1,466,792       0.0%
#*  WIZIT Co., Ltd.                            380,193      522,275       0.0%
#*  Wonik Cube Corp.                            13,011       34,623       0.0%
#*  Wonik IPS Co., Ltd.                        344,693    3,357,989       0.1%
#*  Wonik Materials Co., Ltd.                   23,196    1,205,529       0.0%
*   Wonik QnC Corp.                             25,870      342,163       0.0%
*   Woojeon & Handan Co., Ltd.                  40,784       42,986       0.0%
    Woojin, Inc.                                 2,070       14,112       0.0%
#*  Woongjin Co., Ltd.                         298,417      801,673       0.0%
#*  Woongjin Energy Co., Ltd.                  324,645      352,112       0.0%
*   Woongjin Thinkbig Co., Ltd.                125,097    1,502,270       0.0%
#*  Wooree ETI Co., Ltd.                       181,071      344,103       0.0%
#*  Woori Investment Bank Co., Ltd.          2,972,546    1,677,171       0.1%
#   WooSung Feed Co., Ltd.                      56,399      170,944       0.0%
#   Y G-1 Co., Ltd.                             89,329      840,505       0.0%
#*  YD Online Corp.                             25,757      163,088       0.0%
#*  YeaRimDang Publishing Co., Ltd.             27,221      108,151       0.0%
    YES24 Co., Ltd.                             40,567      295,973       0.0%
    YESCO Co., Ltd.                             14,677      479,681       0.0%
#   YG Entertainment, Inc.                      46,549    1,741,779       0.1%
#   Yoosung Enterprise Co., Ltd.               142,242      510,894       0.0%
#   Youlchon Chemical Co., Ltd.                 68,404      765,014       0.0%
#   Young Heung Iron & Steel Co., Ltd.         287,784      620,428       0.0%
    Young Poong Corp.                            1,097    1,040,130       0.0%
*   Young Poong Mining & Construction Corp.      1,580           --       0.0%
#   Young Poong Precision Corp.                 79,593      642,575       0.0%
#   Youngone Holdings Co., Ltd.                 33,472    1,886,063       0.1%
#*  Yuanta Securities Korea Co., Ltd.          423,823    1,331,157       0.0%
#   YuHwa Securities Co., Ltd.                  13,060      183,991       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.           518,217    3,623,819       0.1%
*   ZeroOne Interactive Co., Ltd.                3,200           --       0.0%
                                                       ------------      ----
TOTAL SOUTH KOREA                                       768,519,148      15.0%
                                                       ------------      ----
TAIWAN -- (12.9%)
#   A-DATA Technology Co., Ltd.              1,519,879    1,403,579       0.0%
    Ability Enterprise Co., Ltd.             1,818,293    1,048,173       0.0%
#   AcBel Polytech, Inc.                     3,000,599    2,202,882       0.1%
#   Accton Technology Corp.                  3,653,763    3,420,515       0.1%
#   ACES Electronic Co., Ltd.                  605,000      575,531       0.0%
    Achem Technology Corp.                   1,673,860      639,818       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Acme Electronics Corp.                        529,000 $  202,110       0.0%
#   Acter Co., Ltd.                               211,000    551,025       0.0%
*   Action Electronics Co., Ltd.                  544,635     56,514       0.0%
#   Actron Technology Corp.                       434,150  1,723,275       0.1%
    Addcn Technology Co., Ltd.                     38,800    297,388       0.0%
#   Adlink Technology, Inc.                       810,031  1,667,680       0.1%
#   Advanced Ceramic X Corp.                      265,000  1,389,570       0.0%
*   Advanced Connectek, Inc.                    1,202,000    232,319       0.0%
    Advanced International Multitech Co., Ltd.    501,000    335,743       0.0%
#   Advanced Wireless Semiconductor Co.           885,000  1,613,703       0.1%
#   Advancetek Enterprise Co., Ltd.               888,917    544,935       0.0%
#*  AGV Products Corp.                          3,484,801    865,443       0.0%
#*  AimCore Technology Co., Ltd.                  334,589    186,739       0.0%
#   Airtac International Group                    112,000    740,076       0.0%
    Alcor Micro Corp.                             312,000    180,188       0.0%
#   ALI Corp.                                   2,271,000  1,368,953       0.0%
    Allis Electric Co., Ltd.                       54,000     15,498       0.0%
#   Alltek Technology Corp.                       579,186    540,316       0.0%
    Alltop Technology Co., Ltd.                   250,000    323,761       0.0%
#   Alpha Networks, Inc.                        2,014,386  1,006,536       0.0%
#   Altek Corp.                                 1,805,945  1,351,455       0.0%
#   Ambassador Hotel (The)                      1,612,000  1,282,843       0.0%
    AMPOC Far-East Co., Ltd.                      320,444    250,912       0.0%
#   AmTRAN Technology Co., Ltd.                 3,398,951  2,100,309       0.1%
    Anpec Electronics Corp.                       336,590    254,905       0.0%
#   Apacer Technology, Inc.                     1,001,576    663,645       0.0%
#   APCB, Inc.                                    732,000    381,975       0.0%
#   Apex Biotechnology Corp.                      654,483    868,802       0.0%
#   Apex International Co., Ltd.                  753,293    832,579       0.0%
#   Apex Medical Corp.                            462,500    582,511       0.0%
#   Apex Science & Engineering                  1,046,132    294,955       0.0%
#   Arcadyan Technology Corp.                     921,718  1,203,277       0.0%
    Ardentec Corp.                              2,744,820  1,707,252       0.1%
#*  Arima Communications Corp.                  1,189,719    232,116       0.0%
#*  Asia Optical Co., Inc.                      1,615,000  1,197,860       0.0%
#   Asia Plastic Recycling Holding, Ltd.          972,842    566,597       0.0%
#   Asia Polymer Corp.                          1,826,458  1,010,518       0.0%
#   Asia Vital Components Co., Ltd.             2,146,058  1,683,245       0.1%
#   ASMedia Technology, Inc.                      153,000    704,895       0.0%
#   ASPEED Technology, Inc.                        91,599    836,757       0.0%
#   ASROCK, Inc.                                  141,000    193,337       0.0%
    Aten International Co., Ltd.                  604,479  1,501,899       0.0%
#   Audix Corp.                                   626,600    649,810       0.0%
#   Aurora Corp.                                  688,499  1,190,719       0.0%
    AV Tech Corp.                                 100,000     77,343       0.0%
#   Avermedia Technologies                        767,446    211,064       0.0%
#*  Avision, Inc.                                 437,000     95,504       0.0%
#   AVY Precision Technology, Inc.                327,670    472,756       0.0%
#   Awea Mechantronic Co., Ltd.                   260,200    242,981       0.0%
    Bank of Kaohsiung Co., Ltd.                 2,659,771    710,320       0.0%
    Basso Industry Corp.                          586,900  1,311,075       0.0%
#   BenQ Materials Corp.                        1,172,000    629,483       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   BES Engineering Corp.                        10,018,750 $1,866,284       0.1%
#   Bionet Corp.                                    132,000    121,116       0.0%
    Bionime Corp.                                    59,000     85,824       0.0%
#*  Biostar Microtech International Corp.         1,025,975    235,152       0.0%
    Bioteque Corp.                                  360,308  1,768,869       0.1%
#   Bizlink Holding, Inc.                           517,529  2,937,377       0.1%
#   Boardtek Electronics Corp.                      783,000  1,121,004       0.0%
    Bright Led Electronics Corp.                    525,520    132,436       0.0%
    C Sun Manufacturing, Ltd.                       722,221    316,020       0.0%
*   Cameo Communications, Inc.                      393,818     66,562       0.0%
    Capital Securities Corp.                     13,084,142  3,445,462       0.1%
#   Career Technology MFG. Co., Ltd.              2,145,000  1,218,229       0.0%
*   Carnival Industrial Corp.                     1,419,000    214,623       0.0%
    Cathay Chemical Works                            30,000     14,462       0.0%
#   Cathay Real Estate Development Co., Ltd.      5,071,000  2,244,590       0.1%
    Celxpert Energy Corp.                            44,000     25,817       0.0%
#   Central Reinsurance Co., Ltd.                   919,410    410,307       0.0%
#   ChainQui Construction Development Co., Ltd.     379,083    277,732       0.0%
#*  Champion Building Materials Co., Ltd.         2,163,851    464,401       0.0%
#   Champion Microelectronic Corp.                  175,965    206,115       0.0%
#   Chang Wah Electromaterials, Inc.                267,673    710,375       0.0%
#   Channel Well Technology Co., Ltd.               859,000    707,863       0.0%
#   Charoen Pokphand Enterprise                   1,282,985  1,108,118       0.0%
#   Chaun-Choung Technology Corp.                   456,000  1,554,717       0.0%
    CHC Healthcare Group                             24,000     37,131       0.0%
#   CHC Resources Corp.                             398,348    743,959       0.0%
#   Chen Full International Co., Ltd.               610,000  1,122,833       0.0%
#   Chenbro Micom Co., Ltd.                         357,000    578,440       0.0%
    Cheng Loong Corp.                             5,762,383  2,061,469       0.1%
#   Cheng Uei Precision Industry Co., Ltd.        3,050,331  3,914,203       0.1%
#*  Chenming Mold Industry Corp.                    470,437    189,072       0.0%
#   Chia Chang Co., Ltd.                            897,000    645,004       0.0%
#   Chia Hsin Cement Corp.                        1,788,121    507,795       0.0%
    Chicony Power Technology Co., Ltd.               42,000     46,839       0.0%
#   Chien Kuo Construction Co., Ltd.              1,568,312    435,753       0.0%
#   Chilisin Electronics Corp.                      559,315    920,936       0.0%
    Chime Ball Technology Co., Ltd.                 114,000    195,029       0.0%
#   Chimei Materials Technology Corp.             2,077,900  1,127,328       0.0%
    Chin-Poon Industrial Co., Ltd.                2,573,207  5,200,307       0.1%
#   China Bills Finance Corp.                       802,000    305,763       0.0%
#   China Chemical & Pharmaceutical Co., Ltd.     1,874,000  1,084,605       0.0%
#   China Ecotek Corp.                              200,000    334,383       0.0%
#*  China Electric Manufacturing Corp.            1,352,900    335,578       0.0%
#   China General Plastics Corp.                  2,379,105  1,150,488       0.0%
    China Glaze Co., Ltd.                           576,139    187,077       0.0%
#*  China Man-Made Fiber Corp.                    2,289,879    551,960       0.0%
#   China Metal Products                          1,919,603  2,266,454       0.1%
    China Motor Corp.                               299,609    209,676       0.0%
#*  China Petrochemical Development Corp.        16,258,000  4,101,633       0.1%
#   China Steel Chemical Corp.                      503,554  1,681,011       0.1%
#   China Steel Structure Co., Ltd.                 585,000    413,224       0.0%
    China Synthetic Rubber Corp.                  3,209,573  2,362,736       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
TAIWAN -- (Continued)
*   China United Trust & Investment Corp.                   164,804 $       --       0.0%
#   China Wire & Cable Co., Ltd.                            568,800    220,040       0.0%
#   Chinese Maritime Transport, Ltd.                        722,850    537,878       0.0%
    ChipMOS TECHNOLOGIES, Inc.                               35,000     33,816       0.0%
#   Chlitina Holding, Ltd.                                  165,000  1,159,123       0.0%
    Chong Hong Construction Co., Ltd.                     1,012,666  1,620,014       0.1%
*   Chou Chin Industrial Co., Ltd.                              825         --       0.0%
#   Chroma ATE, Inc.                                      1,847,821  4,093,063       0.1%
#   Chun YU Works & Co., Ltd.                             1,382,000    595,527       0.0%
    Chun Yuan Steel                                       2,283,529    764,000       0.0%
*   Chung Hung Steel Corp.                                5,920,979  1,099,338       0.0%
#   Chung Hwa Pulp Corp.                                  2,943,405    907,943       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.   2,618,375  1,500,337       0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.         165,000    179,086       0.0%
#*  Chunghwa Picture Tubes, Ltd.                         14,410,000    235,622       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.               297,000    154,944       0.0%
    Cleanaway Co., Ltd.                                     502,000  2,716,350       0.1%
    Clevo Co.                                             3,054,200  2,670,154       0.1%
*   CMC Magnetics Corp.                                  15,197,566  1,542,775       0.0%
#*  CoAsia Microelectronics Corp.                           703,500    439,062       0.0%
    Coland Holdings, Ltd.                                   211,000    285,647       0.0%
#   Collins Co., Ltd.                                       562,431    207,312       0.0%
#   Compeq Manufacturing Co., Ltd.                        6,824,000  3,775,760       0.1%
#*  Concord Securities Co., Ltd.                          3,059,000    592,770       0.0%
*   Continental Holdings Corp.                            3,343,320  1,149,213       0.0%
#   Coretronic Corp.                                      3,985,750  3,617,316       0.1%
#   Cowealth Medical Holding Co., Ltd.                       50,000    104,810       0.0%
#   Coxon Precise Industrial Co., Ltd.                      820,000  1,148,593       0.0%
    Creative Sensor, Inc.                                   134,000     83,762       0.0%
#   Crystalwise Technology, Inc.                            764,302    204,899       0.0%
#   CSBC Corp. Taiwan                                     3,097,610  1,481,259       0.0%
    CTCI Corp.                                               62,000     80,655       0.0%
#   Cub Elecparts, Inc.                                     215,750  2,607,141       0.1%
#   CviLux Corp.                                            517,039    418,714       0.0%
    Cyberlink Corp.                                         498,697  1,077,672       0.0%
#   CyberPower Systems, Inc.                                264,000    792,108       0.0%
#   CyberTAN Technology, Inc.                             1,387,779    713,147       0.0%
#*  D-Link Corp.                                          5,120,668  1,598,416       0.1%
#   DA CIN Construction Co., Ltd.                         1,040,711    501,224       0.0%
#   Da-Li Development Co., Ltd.                           1,012,592    684,719       0.0%
    Dafeng TV, Ltd.                                         413,540    486,628       0.0%
#*  Danen Technology Corp.                                2,682,000    643,860       0.0%
    Darfon Electronics Corp.                              1,833,550  1,115,868       0.0%
#   Darwin Precisions Corp.                               2,422,635    906,727       0.0%
    Davicom Semiconductor, Inc.                              52,888     37,894       0.0%
#   De Licacy Industrial Co., Ltd.                          794,798    801,001       0.0%
#*  Delpha Construction Co., Ltd.                           991,931    508,237       0.0%
#   Depo Auto Parts Ind Co., Ltd.                           685,000  2,116,004       0.1%
*   Der Pao Construction Co., Ltd.                          902,078         --       0.0%
#   DFI, Inc.                                               514,524    962,598       0.0%
#   Dimerco Express Corp.                                   645,000    319,404       0.0%
#   Dynacolor, Inc.                                         316,000    490,322       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                       ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Dynamic Electronics Co., Ltd.                       1,908,321 $  497,075       0.0%
#   Dynapack International Technology Corp.               971,000  1,456,392       0.0%
#*  E Ink Holdings, Inc.                                6,087,000  2,819,522       0.1%
#   E-Lead Electronic Co., Ltd.                           507,942    529,968       0.0%
#   E-Life Mall Corp.                                     469,000    844,135       0.0%
*   E-Ton Solar Tech Co., Ltd.                          2,396,209    742,104       0.0%
*   Eastern Media International Corp.                   2,757,889    485,818       0.0%
#   Edimax Technology Co., Ltd.                         1,297,108    400,895       0.0%
#   Edison Opto Corp.                                     871,000    388,907       0.0%
#   Edom Technology Co., Ltd.                           1,029,062    518,641       0.0%
#   eGalax_eMPIA Technology, Inc.                         333,369    574,294       0.0%
#   Elan Microelectronics Corp.                         2,597,715  2,683,288       0.1%
#   Elite Advanced Laser Corp.                            544,600  2,605,884       0.1%
    Elite Material Co., Ltd.                            1,873,350  3,332,110       0.1%
#   Elite Semiconductor Memory Technology, Inc.         1,732,200  1,405,106       0.0%
#   Elitegroup Computer Systems Co., Ltd.               2,281,254  1,395,786       0.0%
#   eMemory Technology, Inc.                              429,000  4,688,362       0.1%
#*  Emerging Display Technologies Corp.                   646,000    245,799       0.0%
#   ENG Electric Co., Ltd.                              1,116,794    590,007       0.0%
#   Ennoconn Corp.                                         18,000    229,019       0.0%
#   EnTie Commercial Bank Co., Ltd.                     2,226,603    957,395       0.0%
*   Episil Holdings, Inc.                                 647,000    236,139       0.0%
#   Epistar Corp.                                       1,639,000  1,049,640       0.0%
    Eslite Spectrum Corp. (The)                            20,000    114,342       0.0%
#   Eson Precision Ind. Co., Ltd.                         293,000    292,351       0.0%
#   Eternal Materials Co., Ltd.                         3,699,647  3,696,425       0.1%
#   Etron Technology, Inc.                              1,607,000    607,241       0.0%
#   Everest Textile Co., Ltd.                           2,598,562  1,236,497       0.0%
    Evergreen International Storage & Transport Corp.   3,658,000  1,477,439       0.0%
#   Everlight Chemical Industrial Corp.                 3,209,720  1,999,028       0.1%
#   Everlight Electronics Co., Ltd.                     2,958,000  4,135,839       0.1%
#*  Everspring Industry Co., Ltd.                         168,000     99,185       0.0%
#   Excelsior Medical Co., Ltd.                           623,217    954,680       0.0%
#   Far Eastern Department Stores, Ltd.                 5,475,000  2,929,688       0.1%
#   Far Eastern International Bank                     13,503,845  3,918,468       0.1%
#   Faraday Technology Corp.                            1,470,788  1,966,447       0.1%
#*  Farglory F T Z Investment Holding Co., Ltd.           485,000    220,800       0.0%
#   Farglory Land Development Co., Ltd.                 1,604,000  1,918,425       0.1%
    Federal Corp.                                       3,166,489  1,406,616       0.0%
#   Feedback Technology Corp.                             235,000    373,290       0.0%
    Feng Hsin Steel Co., Ltd.                           2,776,100  3,912,583       0.1%
    Fine Blanking & Tool Co., Ltd.                         13,000     17,705       0.0%
    First Copper Technology Co., Ltd.                     791,000    173,267       0.0%
#   First Hotel                                           911,350    519,474       0.0%
#   First Insurance Co, Ltd. (The)                      1,157,179    411,977       0.0%
#   First Steamship Co., Ltd.                           2,597,218    685,874       0.0%
#   FLEXium Interconnect, Inc.                          1,628,270  3,733,589       0.1%
#   Flytech Technology Co., Ltd.                          709,309  2,380,922       0.1%
#   FocalTech Systems Co., Ltd.                         1,323,048  1,133,016       0.0%
#   Formosa Advanced Technologies Co., Ltd.             1,096,000    759,389       0.0%
#   Formosa International Hotels Corp.                    265,329  1,606,950       0.1%
#   Formosa Laboratories, Inc.                            476,000  1,147,228       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
TAIWAN -- (Continued)
#   Formosa Oilseed Processing Co., Ltd.             708,567 $  652,018       0.0%
#   Formosa Optical Technology Co., Ltd.             145,000    345,419       0.0%
#   Formosan Rubber Group, Inc.                    3,013,000  1,552,754       0.0%
    Formosan Union Chemical                        1,285,218    625,043       0.0%
#   Fortune Electric Co., Ltd.                       699,078    328,762       0.0%
#   Founding Construction & Development Co., Ltd.  1,084,546    584,454       0.0%
    Foxlink Image Technology Co., Ltd.               669,000    319,732       0.0%
#   Froch Enterprise Co., Ltd.                     1,216,189    384,077       0.0%
    FSP Technology, Inc.                           1,054,427    784,452       0.0%
#   Fulgent Sun International Holding Co., Ltd.      376,000    719,847       0.0%
#   Fullerton Technology Co., Ltd.                   399,600    298,962       0.0%
#   Fulltech Fiber Glass Corp.                     2,124,083    678,897       0.0%
#   Fwusow Industry Co., Ltd.                        823,751    385,353       0.0%
#   G Shank Enterprise Co., Ltd.                     773,281    539,552       0.0%
#*  G Tech Optoelectronics Corp.                   1,325,000    382,603       0.0%
#   Gallant Precision Machining Co., Ltd.            839,000    366,428       0.0%
#   Gamania Digital Entertainment Co., Ltd.          669,000    629,548       0.0%
#   Gemtek Technology Corp.                        2,308,219  1,187,230       0.0%
#   General Plastic Industrial Co., Ltd.             199,553    233,249       0.0%
#*  Genesis Photonics, Inc.                        2,540,990    441,545       0.0%
#*  Genius Electronic Optical Co., Ltd.              485,427    676,861       0.0%
*   Genmont Biotech, Inc.                             48,000     33,108       0.0%
#   GeoVision, Inc.                                  394,986    834,804       0.0%
    Getac Technology Corp.                         2,800,360  1,887,263       0.1%
#*  Giantplus Technology Co., Ltd.                 1,585,900    883,106       0.0%
    Giga Solution Tech Co., Ltd.                     159,446     93,544       0.0%
    Gigabyte Technology Co., Ltd.                  3,879,800  4,141,743       0.1%
#   Gigasolar Materials Corp.                         71,880  1,193,270       0.0%
#*  Gigastorage Corp.                              2,094,561  1,556,962       0.0%
#*  Gintech Energy Corp.                           3,308,297  2,246,329       0.1%
#*  Global Brands Manufacture, Ltd.                1,991,359    450,114       0.0%
#   Global Lighting Technologies, Inc.               548,000    981,256       0.0%
#   Global Mixed Mode Technology, Inc.               519,000  1,071,684       0.0%
#   Global Unichip Corp.                             610,000  1,423,675       0.0%
#   Globalwafers Co., Ltd.                           106,048    242,881       0.0%
    Globe Union Industrial Corp.                   1,470,914    691,279       0.0%
    Gloria Material Technology Corp.               3,374,565  1,842,181       0.1%
#   Glory Science Co., Ltd.                          330,296    512,856       0.0%
#*  Gold Circuit Electronics, Ltd.                 2,805,227    701,536       0.0%
    Goldsun Building Materials Co., Ltd.           8,895,722  2,291,968       0.1%
#   Good Will Instrument Co., Ltd.                   226,542    126,593       0.0%
#   Gourmet Master Co., Ltd.                         406,000  3,264,243       0.1%
#   Grand Ocean Retail Group, Ltd.                    85,000     59,383       0.0%
#   Grand Pacific Petrochemical                    7,220,000  3,743,670       0.1%
#   Grand Plastic Technology Corp.                    81,000    584,936       0.0%
#   Grape King Bio, Ltd.                             680,000  4,087,278       0.1%
#   Great China Metal Industry                     1,001,000    829,105       0.0%
#   Great Taipei Gas Co., Ltd.                     1,640,000  1,181,894       0.0%
#   Great Wall Enterprise Co., Ltd.                3,741,774  2,534,917       0.1%
    Greatek Electronics, Inc.                      1,052,000  1,196,183       0.0%
#*  Green Energy Technology, Inc.                  2,304,457  1,286,993       0.0%
#   Green Seal Holding, Ltd.                         174,000    757,444       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  GTM Holdings Corp.                                  681,000 $  261,485       0.0%
#   Hakers Enterprise Co., Ltd.                         117,200    265,418       0.0%
#   Hannstar Board Corp.                              2,209,049    633,800       0.0%
#*  HannStar Display Corp.                           21,641,506  2,509,313       0.1%
*   HannsTouch Solution, Inc.                         3,945,805    860,096       0.0%
#   Hanpin Electron Co., Ltd.                            79,000     99,329       0.0%
#   Harvatek Corp.                                      941,949    285,372       0.0%
#   Hey Song Corp.                                    2,013,750  2,173,074       0.1%
#   Hi-Clearance, Inc.                                  185,000    558,339       0.0%
#   Hiroca Holdings, Ltd.                               370,448  1,454,210       0.0%
#   HiTi Digital, Inc.                                1,013,935    437,100       0.0%
#   Hitron Technology, Inc.                           1,757,213    977,545       0.0%
    Hiyes International Co., Ltd.                         5,043      4,769       0.0%
#*  Ho Tung Chemical Corp.                            5,574,400  1,238,054       0.0%
#   Hocheng Corp.                                     2,223,700    544,997       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.            205,908     49,494       0.0%
#   Holiday Entertainment Co., Ltd.                     415,800    667,858       0.0%
#   Holtek Semiconductor, Inc.                        1,176,000  1,883,164       0.1%
    Holy Stone Enterprise Co., Ltd.                   1,290,728  1,322,760       0.0%
#   Hong TAI Electric Industrial                        979,000    255,871       0.0%
#   Hong YI Fiber Industry Co.                          341,652    221,898       0.0%
#   Horizon Securities Co., Ltd.                      2,760,000    483,160       0.0%
#   Hota Industrial Manufacturing Co., Ltd.           1,257,128  6,014,806       0.1%
#   Hsin Kuang Steel Co., Ltd.                        1,458,443    702,516       0.0%
    Hsin Yung Chien Co., Ltd.                           246,100    601,635       0.0%
    Hsing TA Cement Co.                                 540,900    167,598       0.0%
#   Hu Lane Associate, Inc.                             470,866  2,177,525       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                    2,359,565    493,231       0.0%
#   Huaku Development Co., Ltd.                       1,759,816  3,103,807       0.1%
#   Huang Hsiang Construction Corp.                     754,800    669,214       0.0%
#   Hung Ching Development & Construction Co., Ltd.     730,000    402,359       0.0%
    Hung Poo Real Estate Development Corp.            1,829,185  1,475,025       0.0%
#   Hung Sheng Construction, Ltd.                     3,143,400  1,546,946       0.0%
#   Huxen Corp.                                         315,244    445,131       0.0%
#   Hwa Fong Rubber Co., Ltd.                         1,629,010    561,909       0.0%
#*  Hwacom Systems, Inc.                                442,000    136,822       0.0%
    I-Chiun Precision Industry Co., Ltd.                846,313    230,334       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.             664,000    779,903       0.0%
#   Ibase Technology, Inc.                              730,470  1,258,511       0.0%
#   Ichia Technologies, Inc.                          2,319,000  1,095,197       0.0%
#   Ideal Bike Corp.                                    862,263    348,958       0.0%
#   IEI Integration Corp.                               313,209    340,909       0.0%
#   ILI Technology Corp.                                563,383    882,243       0.0%
    Infortrend Technology, Inc.                       1,176,163    582,217       0.0%
#   Inpaq Technology Co., Ltd.                          546,000    349,708       0.0%
#   Intai Technology Corp.                              105,000    495,977       0.0%
#   International Games System Co., Ltd.                 32,000    271,824       0.0%
#   Iron Force Industrial Co., Ltd.                     210,393  1,254,330       0.0%
    ITE Technology, Inc.                                890,095    761,431       0.0%
#   ITEQ Corp.                                        1,673,614  1,545,814       0.0%
*   J Touch Corp.                                        11,000      1,030       0.0%
#   Jentech Precision Industrial Co., Ltd.              447,868    575,869       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
#   Jess-Link Products Co., Ltd.                970,900 $  802,271       0.0%
#   Jih Sun Financial Holdings Co., Ltd.      8,093,472  1,761,748       0.1%
#   Johnson Health Tech Co., Ltd.               588,257    927,940       0.0%
    K Laser Technology, Inc.                    712,000    301,972       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.         333,020    117,530       0.0%
*   Kao Hsing Chang Iron & Steel                142,600     38,188       0.0%
#   Kaori Heat Treatment Co., Ltd.              549,197    984,198       0.0%
#   Kaulin Manufacturing Co., Ltd.              875,330    459,673       0.0%
#   KD Holding Corp.                            136,000    738,889       0.0%
    KEE TAI Properties Co., Ltd.              2,564,473  1,210,601       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.   1,199,000    426,278       0.0%
#   Kerry TJ Logistics Co., Ltd.              1,696,000  2,187,618       0.1%
#   Kindom Construction Corp.                 2,544,000  1,259,113       0.0%
#   King Yuan Electronics Co., Ltd.           8,446,979  7,434,550       0.2%
    King's Town Bank Co., Ltd.                3,564,701  2,480,050       0.1%
#   King's Town Construction Co., Ltd.          962,074    512,066       0.0%
    Kinik Co.                                   771,000  1,208,327       0.0%
#*  Kinko Optical Co., Ltd.                     964,000    423,313       0.0%
#*  Kinpo Electronics                         9,185,157  3,094,271       0.1%
    Kinsus Interconnect Technology Corp.        268,000    517,639       0.0%
#   KMC Kuei Meng International, Inc.           273,146  1,030,676       0.0%
#   KS Terminals, Inc.                          803,482    948,769       0.0%
#   Kung Long Batteries Industrial Co., Ltd.    363,000  1,496,996       0.0%
#*  Kung Sing Engineering Corp.               2,004,000    707,701       0.0%
#   Kuo Toong International Co., Ltd.         1,263,344  1,015,719       0.0%
#   Kuoyang Construction Co., Ltd.            3,023,384  1,099,833       0.0%
#   Kwong Fong Industries Corp.               1,256,184    747,022       0.0%
#   Kwong Lung Enterprise Co., Ltd.              75,000    123,599       0.0%
#   KYE Systems Corp.                         1,806,672    503,887       0.0%
#   L&K Engineering Co., Ltd.                   623,048    616,408       0.0%
#   LAN FA Textile                            1,708,933    487,305       0.0%
#   Lanner Electronics, Inc.                    457,006    538,558       0.0%
    Laser Tek Taiwan Co., Ltd.                   92,504     71,478       0.0%
#*  LCY Chemical Corp.                        1,926,383  2,284,001       0.1%
    Leader Electronics, Inc.                    828,000    242,286       0.0%
    Leadtrend Technology Corp.                  120,086    107,497       0.0%
    Lealea Enterprise Co., Ltd.               4,798,892  1,359,729       0.0%
#   Ledlink Optics, Inc.                        210,250    335,029       0.0%
    Ledtech Electronics Corp.                   351,000    104,510       0.0%
    LEE CHI Enterprises Co., Ltd.             1,115,000    381,405       0.0%
#   Lelon Electronics Corp.                     389,300    412,607       0.0%
#   Leofoo Development Co., Ltd.              1,751,000    488,672       0.0%
#*  LES Enphants Co., Ltd.                      727,754    304,857       0.0%
#   Lextar Electronics Corp.                  2,756,500  1,327,334       0.0%
#*  Li Peng Enterprise Co., Ltd.              4,248,897  1,036,948       0.0%
#   Lian HWA Food Corp.                         432,883    390,702       0.0%
#   Lien Chang Electronic Enter                 476,000    201,734       0.0%
    Lien Hwa Industrial Corp.                 3,864,503  2,405,209       0.1%
#   Lingsen Precision Industries, Ltd.        2,690,506    698,936       0.0%
    Lite-On Semiconductor Corp.               1,591,539    993,697       0.0%
    Long Bon International Co., Ltd.          2,208,945  1,264,533       0.0%
#   Long Chen Paper Co., Ltd.                 3,603,709  1,505,365       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                   ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Longwell Co.                                    1,032,000 $1,018,851       0.0%
#   Lotes Co., Ltd.                                   444,778  1,171,255       0.0%
#   Lucky Cement Corp.                              1,606,000    504,684       0.0%
#   Lumax International Corp., Ltd.                   591,769    862,956       0.0%
#   Lung Yen Life Service Corp.                       437,000    737,484       0.0%
#   LuxNet Corp.                                      432,482    756,686       0.0%
#   Macauto Industrial Co., Ltd.                      186,000  1,001,908       0.0%
#   Macroblock, Inc.                                   83,000    151,097       0.0%
#*  Macronix International                         27,440,481  3,051,821       0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd.       1,000      1,691       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.          237,303    294,088       0.0%
#   Marketech International Corp.                     862,000    665,389       0.0%
#   Masterlink Securities Corp.                     7,456,873  2,037,522       0.1%
#   Mayer Steel Pipe Corp.                            916,567    350,588       0.0%
    Maywufa Co., Ltd.                                  69,322     29,924       0.0%
    Meiloon Industrial Co.                            393,809    163,906       0.0%
#   Mercuries & Associates Holding, Ltd.            2,409,991  1,394,402       0.0%
#   Mercuries Life Insurance Co., Ltd.              5,167,009  2,484,850       0.1%
#   Merry Electronics Co., Ltd.                     1,176,477  2,183,385       0.1%
    Micro-Star International Co., Ltd.              2,799,075  4,455,047       0.1%
*   Microbio Co., Ltd.                              1,775,607  1,343,874       0.0%
*   Microelectronics Technology, Inc.                 232,019     69,280       0.0%
#   Microlife Corp.                                   288,600    746,509       0.0%
    Mildef Crete, Inc.                                170,000    200,138       0.0%
    MIN AIK Technology Co., Ltd.                    1,164,316  1,804,013       0.1%
#   Mirle Automation Corp.                          1,090,959  1,154,152       0.0%
#   Mitac Holdings Corp.                            1,138,000    807,940       0.0%
#   Mobiletron Electronics Co., Ltd.                  395,000    568,108       0.0%
*   Mosel Vitelic, Inc.                             2,344,014    213,613       0.0%
#*  Motech Industries, Inc.                         2,833,467  2,665,547       0.1%
#   MPI Corp.                                         445,000    960,553       0.0%
#   Nak Sealing Technologies Corp.                    367,954    855,013       0.0%
    Namchow Chemical Industrial Co., Ltd.           1,129,000  2,091,743       0.1%
#*  Nan Kang Rubber Tire Co., Ltd.                  3,331,952  2,811,896       0.1%
#   Nan Liu Enterprise Co., Ltd.                      216,000    988,574       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.          855,000    208,283       0.0%
#   Nan Ya Printed Circuit Board Corp.              1,663,000  1,561,278       0.0%
#   Nantex Industry Co., Ltd.                       1,542,585  1,303,364       0.0%
#   National Petroleum Co., Ltd.                      207,824    236,650       0.0%
#   Neo Solar Power Corp.                           6,203,744  3,311,162       0.1%
#   Netronix, Inc.                                    468,000    818,224       0.0%
    New Asia Construction & Development Corp.         338,835     66,417       0.0%
#   New Era Electronics Co., Ltd.                     312,000    227,659       0.0%
#*  Newmax Technology Co., Ltd.                       366,009    159,058       0.0%
#   Nexcom International Co., Ltd.                    677,094    548,341       0.0%
#   Nichidenbo Corp.                                  927,801    678,162       0.0%
    Nien Hsing Textile Co., Ltd.                    1,601,436  1,175,504       0.0%
#   Nishoku Technology, Inc.                          143,000    217,690       0.0%
#   Nuvoton Technology Corp.                          361,000    334,333       0.0%
*   O-TA Precision Industry Co., Ltd.                  42,000     20,587       0.0%
#*  Ocean Plastics Co., Ltd.                          830,200    665,357       0.0%
#   OptoTech Corp.                                  3,890,886  1,313,017       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                            ---------- ---------- ---------------
TAIWAN -- (Continued)
    Orient Europharma Co., Ltd.                 35,000 $   53,493       0.0%
#*  Orient Semiconductor Electronics, Ltd.   4,075,000  1,557,338       0.0%
#   Oriental Union Chemical Corp.            3,219,267  2,059,702       0.1%
*   P-Two Industries, Inc.                      49,000     23,103       0.0%
#   Pacific Construction Co.                 1,868,921    787,040       0.0%
#   Pacific Hospital Supply Co., Ltd.          396,000  1,165,747       0.0%
#   Paiho Shih Holdings Corp.                  494,000    602,776       0.0%
#   Pan Jit International, Inc.              2,523,541  1,309,960       0.0%
#   Pan-International Industrial Corp.       2,962,747  1,079,312       0.0%
#   Parade Technologies, Ltd.                  421,401  3,896,550       0.1%
#   Paragon Technologies Co., Ltd.             482,246    331,594       0.0%
#   PChome Online, Inc.                        407,256  4,304,484       0.1%
#   Phihong Technology Co., Ltd.             1,483,901    472,135       0.0%
#   Phoenix Tours International, Inc.          303,450    378,521       0.0%
#   Pixart Imaging, Inc.                       593,150  1,286,116       0.0%
    Plotech Co., Ltd.                           27,000      7,274       0.0%
#   Polytronics Technology Corp.               330,027    607,786       0.0%
#   Portwell, Inc.                             617,000    901,680       0.0%
#   Posiflex Technology, Inc.                  294,327  1,474,713       0.0%
*   Potrans Electrical Corp.                   228,000         --       0.0%
#   Power Mate Technology Co., Ltd.            255,000    516,871       0.0%
#   Power Quotient International Co., Ltd.     970,600    294,511       0.0%
#   Powertech Industrial Co., Ltd.             317,000    123,804       0.0%
#   Poya International Co., Ltd.               310,135  3,279,320       0.1%
    President Securities Corp.               5,389,488  2,033,095       0.1%
    Primax Electronics, Ltd.                   268,000    314,187       0.0%
*   Prime Electronics & Satellitics, Inc.      667,822    235,577       0.0%
#   Prince Housing & Development Corp.       8,384,644  3,064,434       0.1%
#*  Princeton Technology Corp.               1,099,000    239,617       0.0%
*   Prodisc Technology, Inc.                 1,707,199         --       0.0%
#   Promate Electronic Co., Ltd.             1,060,000  1,117,400       0.0%
#   Promise Technology, Inc.                 1,012,286    472,044       0.0%
*   Protop Technology Co., Ltd.                192,000         --       0.0%
#   Qisda Corp.                             12,154,900  3,847,046       0.1%
#   Qualipoly Chemical Corp.                   514,713    537,479       0.0%
#   Quanta Storage, Inc.                       543,000    362,396       0.0%
*   Quintain Steel Co., Ltd.                 1,138,000    246,590       0.0%
#   Radiant Opto-Electronics Corp.             150,000    215,278       0.0%
#   Radium Life Tech Co., Ltd.               4,858,100  1,510,053       0.0%
#   Ralec Electronic Corp.                     291,209    443,331       0.0%
#   Rechi Precision Co., Ltd.                1,851,181  1,379,883       0.0%
#*  Rexon Industrial Corp., Ltd.                94,392     30,686       0.0%
#   Rich Development Co., Ltd.               4,372,036  1,225,242       0.0%
#*  Ritek Corp.                             19,067,387  1,663,513       0.1%
#   Rotam Global Agrosciences, Ltd.            607,268    704,574       0.0%
#   Ruentex Engineering & Construction Co.     226,000    290,295       0.0%
#   Run Long Construction Co., Ltd.            731,292    767,406       0.0%
*   Sainfoin Technology Corp.                  131,260         --       0.0%
    Sampo Corp.                              3,494,327  1,460,172       0.0%
#   San Fang Chemical Industry Co., Ltd.     1,206,454  1,431,410       0.0%
*   San Far Property, Ltd.                      74,000     33,799       0.0%
#   San Shing Fastech Corp.                    647,875  1,195,797       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                   ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Sanyang Motor Co., Ltd.                         2,817,628 $1,807,103       0.1%
#   SCI Pharmtech, Inc.                               353,395    931,398       0.0%
#   Scientech Corp.                                   287,000    649,035       0.0%
#   SDI Corp.                                         816,000    802,880       0.0%
#   Sea Sonic Electronics Co., Ltd.                   143,000    138,265       0.0%
    Senao International Co., Ltd.                     522,541    697,049       0.0%
#   Senao Networks, Inc.                               46,000    243,481       0.0%
#   Sercomm Corp.                                   1,593,000  3,776,779       0.1%
#   Sesoda Corp.                                    1,078,163    950,339       0.0%
    Shan-Loong Transportation Co., Ltd.                29,000     22,149       0.0%
    Sheng Yu Steel Co., Ltd.                          639,980    388,811       0.0%
#   ShenMao Technology, Inc.                          542,891    364,025       0.0%
#   Shih Her Technologies, Inc.                       284,000    290,230       0.0%
    Shih Wei Navigation Co., Ltd.                   1,537,384    537,858       0.0%
    Shihlin Electric & Engineering Corp.            1,700,000  2,087,185       0.1%
*   Shihlin Paper Corp.                               107,000    102,756       0.0%
    Shin Hai Gas Corp.                                  1,203      1,507       0.0%
    Shin Zu Shing Co., Ltd.                         1,098,144  3,125,267       0.1%
#   Shinih Enterprise Co., Ltd.                       128,000     91,213       0.0%
#*  Shining Building Business Co., Ltd.             2,417,041    864,159       0.0%
    Shinkong Insurance Co., Ltd.                    1,313,131    967,466       0.0%
#   Shinkong Synthetic Fibers Corp.                10,044,395  2,658,195       0.1%
#   Shinkong Textile Co., Ltd.                        964,542  1,111,124       0.0%
#   Shiny Chemical Industrial Co., Ltd.               334,031    451,301       0.0%
#*  Shuttle, Inc.                                   2,485,152    704,301       0.0%
    Sigurd Microelectronics Corp.                   2,448,974  1,793,380       0.1%
#   Silergy Corp.                                     118,000  1,567,096       0.0%
#*  Silicon Integrated Systems Corp.                1,490,820    310,961       0.0%
    Silicon Power Computer & Communications, Inc.      22,000     11,183       0.0%
#   Silitech Technology Corp.                         836,774    413,712       0.0%
#   Sinbon Electronics Co., Ltd.                    1,396,923  2,901,737       0.1%
    Sincere Navigation Corp.                        2,186,786  1,377,224       0.0%
    Sinher Technology, Inc.                            86,000    115,369       0.0%
#   Sinmag Equipment Corp.                            235,436    778,671       0.0%
#*  Sino-American Electronic Co., Ltd.                 88,750    230,246       0.0%
#   Sino-American Silicon Products, Inc.            3,975,000  4,219,141       0.1%
    Sinon Corp.                                     2,577,510  1,110,331       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                  808,595    694,792       0.0%
#   Sinyi Realty, Inc.                              1,427,608  1,189,224       0.0%
#   Sirtec International Co., Ltd.                    920,000  1,106,718       0.0%
    Sitronix Technology Corp.                         746,879  2,177,790       0.1%
#   Siward Crystal Technology Co., Ltd.             1,106,000    648,804       0.0%
#   Soft-World International Corp.                    467,000    851,050       0.0%
#   Solar Applied Materials Technology Co.          2,371,581  1,239,684       0.0%
#   Solartech Energy Corp.                          2,517,616  1,308,821       0.0%
*   Solytech Enterprise Corp.                         651,000    111,953       0.0%
#   Sonix Technology Co., Ltd.                      1,098,000  1,090,781       0.0%
#   Southeast Cement Co., Ltd.                      1,053,700    509,410       0.0%
#   Spirox Corp.                                       66,000     37,269       0.0%
#   Sporton International, Inc.                       444,945  2,434,383       0.1%
#   St Shine Optical Co., Ltd.                        317,000  5,919,153       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.      742,571    764,389       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Stark Technology, Inc.                              817,860 $  665,749       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.   1,076,487    765,661       0.0%
#   Sunplus Technology Co., Ltd.                      1,644,000    634,738       0.0%
    Sunrex Technology Corp.                           1,384,024    651,890       0.0%
#   Sunspring Metal Corp.                               612,000    767,755       0.0%
    Sunty Development Co., Ltd.                          42,000     15,468       0.0%
#   Supreme Electronics Co., Ltd.                     2,059,399    930,574       0.0%
#   Swancor Ind Co., Ltd.                               428,206  1,693,428       0.1%
#   Sweeten Construction Co., Ltd.                      612,357    306,314       0.0%
#   Syncmold Enterprise Corp.                           988,000  1,615,737       0.1%
#   Sysage Technology Co., Ltd.                         508,080    427,521       0.0%
#   Systex Corp.                                        280,388    470,635       0.0%
#   T-Mac Techvest PCB Co., Ltd.                        380,000    123,393       0.0%
#   TA Chen Stainless Pipe                            4,370,995  2,138,303       0.1%
#   Ta Chong Securities Co., Ltd.                     1,478,000    382,797       0.0%
#*  Ta Ya Electric Wire & Cable                       3,252,306    449,096       0.0%
#   Ta Yih Industrial Co., Ltd.                         194,000    457,703       0.0%
#   TA-I Technology Co., Ltd.                         1,199,009    611,648       0.0%
    Tah Hsin Industrial Corp.                           426,600    312,472       0.0%
    TAI Roun Products Co., Ltd.                         201,000     65,411       0.0%
#   Tai Tung Communication Co., Ltd.                    232,197    117,258       0.0%
#   Taichung Commercial Bank Co., Ltd.               12,999,940  3,679,741       0.1%
#   TaiDoc Technology Corp.                             249,000    978,102       0.0%
#   Taiflex Scientific Co., Ltd.                      1,317,000  1,422,097       0.0%
#   Taimide Tech, Inc.                                  545,000    422,150       0.0%
#   Tainan Enterprises Co., Ltd.                        872,370  1,124,234       0.0%
#   Tainan Spinning Co., Ltd.                         7,101,044  2,868,343       0.1%
#   Tainergy Tech Co., Ltd.                           1,119,000    567,631       0.0%
#*  Taisun Enterprise Co., Ltd.                       1,877,428    703,105       0.0%
#*  Taita Chemical Co., Ltd.                            900,951    212,519       0.0%
#   Taiwan Acceptance Corp.                             616,480  1,400,125       0.0%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.      553,000    707,625       0.0%
#   Taiwan Cogeneration Corp.                         2,076,566  1,556,581       0.0%
#   Taiwan Fire & Marine Insurance Co., Ltd.          1,242,338    790,545       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                   176,000         --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                930,000  1,220,655       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.             2,446,468  3,853,019       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.    1,089,120    653,326       0.0%
*   Taiwan Kolin Co., Ltd.                            1,356,000         --       0.0%
#   Taiwan Land Development Corp.                     6,058,377  2,014,348       0.1%
    Taiwan Line Tek Electronic                          384,543    207,103       0.0%
    Taiwan Mask Corp.                                   662,412    183,222       0.0%
    Taiwan Navigation Co., Ltd.                       1,143,777    472,724       0.0%
#   Taiwan Paiho, Ltd.                                1,685,287  5,060,430       0.1%
#   Taiwan PCB Techvest Co., Ltd.                     1,684,238  1,626,873       0.1%
#*  Taiwan Prosperity Chemical Corp.                  1,009,000    435,670       0.0%
#*  Taiwan Pulp & Paper Corp.                         2,253,980    753,943       0.0%
#   Taiwan Sakura Corp.                               1,681,003  1,191,258       0.0%
    Taiwan Sanyo Electric Co., Ltd.                     381,400    277,388       0.0%
#   Taiwan Secom Co., Ltd.                              148,371    417,618       0.0%
    Taiwan Semiconductor Co., Ltd.                    1,658,000  1,991,035       0.1%
    Taiwan Shin Kong Security Co., Ltd.               1,584,710  1,966,052       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Taiwan Styrene Monomer                     3,643,209 $1,824,183       0.1%
    Taiwan Surface Mounting Technology Corp.   1,924,388  1,597,862       0.1%
#   Taiwan TEA Corp.                           5,181,897  2,381,006       0.1%
#   Taiwan Union Technology Corp.              1,548,000  1,372,199       0.0%
    Taiyen Biotech Co., Ltd.                     916,883    774,491       0.0%
#*  Tatung Co., Ltd.                          16,593,015  2,587,592       0.1%
    Te Chang Construction Co., Ltd.              427,482    308,516       0.0%
    Ten Ren Tea Co., Ltd.                        164,980    194,208       0.0%
#   Test Research, Inc.                        1,046,821  1,476,114       0.0%
#   Test Rite International Co., Ltd.          1,993,495  1,206,914       0.0%
#   Tex-Ray Industrial Co., Ltd.                 803,000    326,390       0.0%
#   Thinking Electronic Industrial Co., Ltd.     524,204    784,129       0.0%
#   Thye Ming Industrial Co., Ltd.             1,087,669    996,429       0.0%
#   Ton Yi Industrial Corp.                    3,954,644  1,895,564       0.1%
#   Tong Hsing Electronic Industries, Ltd.     1,100,963  3,152,351       0.1%
    Tong Yang Industry Co., Ltd.               2,594,741  3,944,925       0.1%
#   Tong-Tai Machine & Tool Co., Ltd.          1,655,892  1,235,003       0.0%
    Topco Scientific Co., Ltd.                   984,023  1,779,189       0.1%
#   Topco Technologies Corp.                     129,000    248,437       0.0%
#   Topoint Technology Co., Ltd.               1,044,776    696,866       0.0%
#   Toung Loong Textile Manufacturing            563,000  1,495,942       0.0%
#   TPK Holding Co., Ltd.                        325,000    679,319       0.0%
#   Trade-Van Information Services Co.           234,000    190,633       0.0%
    Transasia Airways Corp.                    2,047,227    465,745       0.0%
    Tripod Technology Corp.                    2,849,000  5,209,927       0.1%
#   TrueLight Corp.                              546,000  1,321,551       0.0%
    Tsann Kuen Enterprise Co., Ltd.              289,686    206,728       0.0%
#   TSC Auto ID Technology Co., Ltd.             150,700  1,343,822       0.0%
#   TSRC Corp.                                 3,182,200  2,795,755       0.1%
#   Ttet Union Corp.                             277,000    677,914       0.0%
    TTFB Co., Ltd.                                63,000    438,834       0.0%
    TTY Biopharm Co., Ltd.                       502,979  1,638,511       0.1%
    Tung Ho Steel Enterprise Corp.             5,243,000  3,360,244       0.1%
    Tung Ho Textile Co., Ltd.                    288,000     53,741       0.0%
#   Tung Thih Electronic Co., Ltd.               373,600  6,640,343       0.1%
#   TURVO International Co., Ltd.                333,112    821,861       0.0%
    TXC Corp.                                  2,104,053  2,673,135       0.1%
#   TYC Brother Industrial Co., Ltd.           1,482,980  1,162,185       0.0%
*   Tycoons Group Enterprise                   2,402,182    287,659       0.0%
#   Tyntek Corp.                               1,873,039    736,668       0.0%
    U-Ming Marine Transport Corp.                194,000    156,592       0.0%
    Ubright Optronics Corp.                       77,500     53,108       0.0%
#   Unimicron Technology Corp.                 9,116,000  4,349,449       0.1%
#   Union Bank Of Taiwan                       6,366,149  1,780,474       0.1%
#   Union Insurance Co., Ltd.                    467,660    186,043       0.0%
#   Unitech Computer Co., Ltd.                   612,804    316,902       0.0%
#   Unitech Printed Circuit Board Corp.        3,827,370  1,324,767       0.0%
    United Integrated Services Co., Ltd.       1,476,439  2,076,546       0.1%
#   United Orthopedic Corp.                      363,323    830,036       0.0%
#   Unity Opto Technology Co., Ltd.            1,915,500    860,116       0.0%
#   Universal Cement Corp.                     2,481,836  1,587,368       0.1%
#   Universal Microwave Technology, Inc.         193,000    398,101       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Unizyx Holding Corp.                               2,914,430 $1,478,014       0.0%
    UPC Technology Corp.                               4,735,447  1,278,039       0.0%
#   USI Corp.                                          5,582,734  2,208,699       0.1%
#   Usun Technology Co., Ltd.                            286,000    496,203       0.0%
#   Ve Wong Corp.                                        621,696    414,229       0.0%
#   Victory New Materials, Ltd. Co.                       60,000    142,203       0.0%
#   Viking Tech Corp.                                    594,815    473,999       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                 1,627,696  2,504,018       0.1%
#   Vivotek, Inc.                                        418,319    981,238       0.0%
#*  Wafer Works Corp.                                  3,144,746    944,437       0.0%
    Wah Hong Industrial Corp.                            182,021    103,821       0.0%
#   Wah Lee Industrial Corp.                           1,148,000  1,556,095       0.0%
*   Walsin Lihwa Corp.                                15,119,000  3,951,240       0.1%
    Walsin Technology Corp.                            2,624,497  2,149,206       0.1%
#   Walton Advanced Engineering, Inc.                  2,112,197    542,315       0.0%
    WAN HWA Enterprise Co.                               690,987    309,196       0.0%
#   Waterland Financial Holdings Co., Ltd.             5,411,912  1,336,979       0.0%
#*  Wei Chuan Foods Corp.                              1,726,000  1,065,902       0.0%
*   Wei Mon Industry Co., Ltd.                         3,075,282     64,360       0.0%
#   Weikeng Industrial Co., Ltd.                       1,461,100    895,963       0.0%
    Well Shin Technology Co., Ltd.                       529,000    840,366       0.0%
#*  Wha Yu Industrial Co., Ltd.                          108,000     50,851       0.0%
    Win Semiconductors Corp.                           3,390,443  6,366,550       0.1%
*   Winbond Electronics Corp.                         14,702,138  3,807,926       0.1%
    Winstek Semiconductor Co., Ltd.                       52,000     31,347       0.0%
    Wintek Corp.                                       5,447,000     57,944       0.0%
#   Wisdom Marine Lines Co., Ltd.                      1,711,402  1,982,596       0.1%
#   Wistron NeWeb Corp.                                1,634,437  4,239,536       0.1%
    Wowprime Corp.                                        16,000     59,866       0.0%
#   WT Microelectronics Co., Ltd.                      2,897,051  3,484,140       0.1%
#   WUS Printed Circuit Co., Ltd.                      2,158,000  1,721,268       0.1%
#   X-Legend Entertainment Co., Ltd.                     187,716    329,361       0.0%
#   XAC Automation Corp.                                 527,000    985,107       0.0%
#   XPEC Entertainment, Inc.                              95,000    300,736       0.0%
#   Xxentria Technology Materials Corp.                  776,207  2,094,810       0.1%
    Yageo Corp.                                          543,028    883,552       0.0%
*   Yang Ming Marine Transport Corp.                   1,732,000    456,828       0.0%
    YC Co., Ltd.                                       2,453,823  1,044,786       0.0%
#   YC INOX Co., Ltd.                                  2,316,171  1,735,145       0.1%
#   YCC Parts Manufacturing Co., Ltd.                    204,000    350,031       0.0%
#   Yea Shin International Development Co., Ltd.       1,002,350    457,948       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.         379,929  2,460,754       0.1%
#   YFY, Inc.                                          8,594,212  2,673,384       0.1%
#   Yi Jinn Industrial Co., Ltd.                       1,618,094    592,125       0.0%
#   Yieh Phui Enterprise Co., Ltd.                     6,930,668  1,756,255       0.1%
#   Yonyu Plastics Co., Ltd.                             421,600    429,179       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                 679,872    209,753       0.0%
#   Young Optics, Inc.                                   371,111    351,383       0.0%
#   Youngtek Electronics Corp.                           732,666  1,025,749       0.0%
    Yuanta Financial Holding Co., Ltd.                 5,762,376  1,896,580       0.1%
    Yufo Electronics Co., Ltd.                            78,400     46,440       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     442,869    986,328       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Yungshin Construction & Development Co., Ltd.              372,000 $    322,875       0.0%
#   YungShin Global Holding Corp.                            1,196,015    1,780,233       0.1%
#   Yungtay Engineering Co., Ltd.                            2,429,000    3,518,206       0.1%
#   Zeng Hsing Industrial Co., Ltd.                            362,107    1,628,461       0.1%
    Zenitron Corp.                                           1,293,000      732,404       0.0%
#   Zig Sheng Industrial Co., Ltd.                           3,101,732      821,138       0.0%
#   Zinwell Corp.                                            1,186,586    1,728,986       0.1%
#   Zippy Technology Corp.                                     711,948      904,498       0.0%
#   ZongTai Real Estate Development Co., Ltd.                1,153,277      579,788       0.0%
                                                                       ------------      ----
TOTAL TAIWAN                                                            747,646,613      14.6%
                                                                       ------------      ----
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2)                                 110,000       35,585       0.0%
    AAPICO Hitech PCL(B013L48)                                 964,380      311,981       0.0%
    Advanced Information Technology PCL                        158,200      137,004       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                    142,500      387,561       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                     49,000      133,267       0.0%
*   AJ Plast PCL                                             1,384,388      273,469       0.0%
*   Amarin Printing & Publishing PCL                            18,060        4,007       0.0%
    Amata Corp. PCL                                          4,066,510    1,385,384       0.0%
    Ananda Development PCL                                  21,221,000    2,211,407       0.1%
    AP Thailand PCL                                         11,041,816    1,896,676       0.0%
*   Apex Development PCL                                         3,536           --       0.0%
    Asia Aviation PCL                                       11,792,800    1,958,152       0.0%
    Asia Plus Group Holdings PCL                            11,544,800    1,110,522       0.0%
    Asia Sermkij Leasing PCL                                   475,300      250,373       0.0%
    Asian Insulators PCL                                    12,731,600      103,879       0.0%
    Asian Phytoceuticals PCL                                   681,400       29,652       0.0%
    Bangkok Aviation Fuel Services PCL                       1,907,446    1,952,224       0.0%
    Bangkok Chain Hospital PCL                              11,919,337    3,514,720       0.1%
    Bangkok Expressway & Metro PCL                           7,594,330    1,293,623       0.0%
    Bangkok Insurance PCL                                      180,181    1,831,213       0.0%
    Bangkok Land PCL                                        67,981,570    2,958,259       0.1%
*   Bangkok Rubber PCL                                          14,600           --       0.0%
    Beauty Community PCL                                    13,320,700    2,116,515       0.1%
    Cal-Comp Electronics Thailand PCL                       18,374,244    1,588,612       0.0%
*   Central Paper Industry PCL                                      20           --       0.0%
    Charoong Thai Wire & Cable PCL                             967,100      235,338       0.0%
*   Christiani & Nielsen Thai                                2,930,600      337,275       0.0%
    Chularat Hospital PCL                                   34,635,700    2,835,903       0.1%
    CK Power PCL                                            22,979,590    1,421,011       0.0%
    COL PCL                                                     74,900       72,906       0.0%
*   Country Group Development PCL                           16,140,600      517,534       0.0%
    Country Group Holdings PCL                               7,918,400      364,976       0.0%
    CS Loxinfo PCL                                           1,380,600      229,244       0.0%
    Demco PCL                                                  682,000      128,863       0.0%
    Dhipaya Insurance PCL                                    1,030,400    1,098,838       0.0%
    Diamond Building Products PCL                            2,546,400      322,218       0.0%
    DSG International Thailand PCL                           4,092,240      466,279       0.0%
    Dynasty Ceramic PCL                                     24,276,580    2,988,528       0.1%
    E for L Aim PCL                                         16,362,000      313,843       0.0%
    Eastern Water Resources Development and Management PCL   5,213,600    1,880,657       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                             ---------- ---------- ---------------
THAILAND -- (Continued)
    Erawan Group PCL (The)                   13,603,770 $1,705,826       0.0%
*   Esso Thailand PCL                        13,575,400  2,040,391       0.1%
*   G J Steel PCL                             9,611,280     68,790       0.0%
*   G Steel PCL                               1,817,260     17,689       0.0%
    GFPT PCL                                  5,399,900  1,963,319       0.1%
*   GMM Grammy PCL                               90,260     22,093       0.0%
    Golden Land Property Development PCL      7,378,600  1,383,620       0.0%
    Grand Canal Land PCL                      5,552,200    432,350       0.0%
*   Grande Asset Hotels & Property PCL        9,031,875    245,642       0.0%
    Hana Microelectronics PCL                 3,442,496  3,276,925       0.1%
    ICC International PCL                       204,600    213,796       0.0%
    Ichitan Group PCL                         1,421,100    496,348       0.0%
    Inter Far East Energy Corp.                 802,600    163,139       0.0%
*   International Engineering PCL            39,494,487     33,920       0.0%
*   Italian-Thai Development PCL             19,673,827  3,998,974       0.1%
*   ITV PCL                                   2,785,600         --       0.0%
    JAS Asset PCL                               141,425     11,337       0.0%
    Jasmine International PCL                23,683,800  2,956,237       0.1%
    Jay Mart PCL                              1,414,325    356,314       0.0%
    Jubilee Enterprise PCL                       73,600     36,452       0.0%
    Kang Yong Electric PCL                       40,500    360,593       0.0%
    Karmarts PCL                                534,900    104,132       0.0%
    KCE Electronics PCL                       1,874,018  4,211,578       0.1%
    KGI Securities Thailand PCL              11,258,000  1,037,812       0.0%
    Khon Kaen Sugar Industry PCL             13,835,190  1,608,098       0.0%
    Khonburi Sugar PCL                          101,800     21,129       0.0%
    Kiatnakin Bank PCL                        3,407,000  4,047,824       0.1%
    Krungthai Card PCL                          974,600  2,573,915       0.1%
    L.P.N Development PCL                       411,500    164,930       0.0%
    Laguna Resorts & Hotels PCL                 197,000    138,740       0.0%
    Lanna Resources PCL                       1,970,550    504,908       0.0%
    LH Financial Group PCL                   43,916,166  2,200,209       0.1%
    Loxley PCL                                8,263,676    577,251       0.0%
    LPN Development PCL                       7,051,800  2,826,373       0.1%
    Major Cineplex Group PCL                  4,096,100  3,693,878       0.1%
    Maybank Kim Eng Securities Thailand PCL     943,300    604,922       0.0%
    MBK PCL                                   5,963,100  2,475,378       0.1%
    MCOT PCL                                  2,424,300    624,641       0.0%
    Mega Lifesciences PCL                     1,360,400    658,195       0.0%
*   Millcon Steel PCL                         7,480,500    293,395       0.0%
    MK Real Estate Development PCL            1,885,900    238,640       0.0%
    Modernform Group PCL                      2,425,100    562,362       0.0%
    Muang Thai Insurance PCL                     61,288    249,152       0.0%
    Muramoto Electron Thailand PCL               14,000     93,587       0.0%
    Namyong Terminal PCL                        452,800    177,594       0.0%
    Nation Multimedia Group PCL              14,789,200    601,221       0.0%
    Noble Development PCL                       580,800    214,495       0.0%
*   Nok Airlines PCL                            534,700    109,450       0.0%
    Polyplex Thailand PCL                     3,145,200    652,811       0.0%
*   Precious Shipping PCL                     7,342,500  1,429,402       0.0%
    Premier Marketing PCL                     2,016,300    562,809       0.0%
    President Rice Products PCL                   3,375      5,218       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
THAILAND -- (Continued)
    Property Perfect PCL                      30,716,600 $  765,057       0.0%
    PTG Energy PCL                            10,811,000  4,611,620       0.1%
    Quality Houses PCL                        56,364,226  3,582,267       0.1%
    Raimon Land PCL                           16,968,200    582,933       0.0%
    Ratchthani Leasing PCL                     6,670,700    634,032       0.0%
    Regional Container Lines PCL               2,727,300    495,802       0.0%
    Rojana Industrial Park PCL                 6,572,011  1,015,999       0.0%
    RS PCL                                     4,157,500  1,440,188       0.0%
    Saha Pathana Inter-Holding PCL               680,300    471,321       0.0%
    Saha-Union PCL                               743,600    782,345       0.0%
*   Sahaviriya Steel Industries PCL           87,225,900    124,858       0.0%
    Samart Corp. PCL                           3,624,800  1,660,372       0.0%
    Samart I-Mobile PCL                       14,993,100    433,525       0.0%
    Samart Telcoms PCL                         2,141,200    845,936       0.0%
    Sansiri PCL                               67,314,410  2,967,770       0.1%
    SC Asset Corp PCL                         15,151,115  1,309,945       0.0%
    Siam Future Development PCL                8,720,573  1,485,468       0.0%
    Siam Global House PCL                      7,901,435  2,510,905       0.1%
    Siamgas & Petrochemicals PCL               3,877,900  1,343,332       0.0%
    Sino-Thai Engineering & Construction PCL   7,410,200  4,858,104       0.1%
    SNC Former PCL                               141,800     63,735       0.0%
    Somboon Advance Technology PCL             1,872,637    761,278       0.0%
    SPCG PCL                                   3,044,900  1,821,884       0.0%
    Sri Ayudhya Capital PCL                      233,100    220,220       0.0%
    Sri Trang Agro-Industry PCL                6,133,990  2,265,344       0.1%
    Sriracha Construction PCL                  1,085,700    416,501       0.0%
    Srithai Superware PCL                     13,163,000    791,363       0.0%
*   Stars Microelectronics Thailand PCL          587,200    215,178       0.0%
    STP & I PCL                                5,703,864  1,747,247       0.0%
    Supalai PCL                                7,460,433  4,378,439       0.1%
    Susco PCL                                  1,295,200     95,666       0.0%
*   SVI PCL                                   13,768,500  1,931,453       0.0%
    Symphony Communication PCL                   254,100     68,017       0.0%
    Syntec Construction PCL                    5,733,000    479,255       0.0%
*   Tata Steel Thailand PCL                   23,013,900    513,909       0.0%
    Thai Agro Energy PCL                         378,870     34,058       0.0%
*   Thai Airways International PCL(6364971)      141,400     58,697       0.0%
*   Thai Airways International PCL(6888868)    9,269,100  3,847,751       0.1%
    Thai Carbon Black PCL                        491,400    309,499       0.0%
    Thai Central Chemical PCL                    263,500    178,785       0.0%
    Thai Metal Trade PCL                         465,800    144,021       0.0%
*   Thai Reinsurance PCL                       2,613,400    203,506       0.0%
    Thai Rung Union Car PCL                      511,520     59,162       0.0%
    Thai Stanley Electric PCL                    206,600  1,011,411       0.0%
    Thai Steel Cable PCL                           3,400      1,115       0.0%
    Thai Vegetable Oil PCL                     3,136,675  2,312,321       0.1%
    Thai Wacoal PCL                               78,000    113,885       0.0%
    Thai-German Ceramic Industry PCL           3,827,900    295,887       0.0%
    Thaicom PCL                                4,040,300  3,325,469       0.1%
    Thaire Life Assurance PCL                    692,600    206,214       0.0%
    Thanachart Capital PCL                       750,700    746,832       0.0%
    Thitikorn PCL                                521,000    143,935       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                        ---------- ------------ ---------------
THAILAND -- (Continued)
    Thoresen Thai Agencies PCL                           7,567,454 $  2,003,978       0.1%
    Ticon Industrial Connection PCL                      7,544,084    3,066,876       0.1%
    TIPCO Foods PCL                                        985,482      347,021       0.0%
    Tisco Financial Group PCL(B3KFW10)                   1,031,000    1,283,954       0.0%
    Tisco Financial Group PCL(B3KFW76)                   3,168,300    3,945,636       0.1%
    TRC Construction PCL                                 5,408,700      298,849       0.0%
    TTCL PCL(B5ML0D8)                                    1,350,871      607,176       0.0%
    TTCL PCL(BWY4Y10)                                      573,300      257,681       0.0%
    TTW PCL                                             12,037,500    3,549,563       0.1%
*   U City PCL                                          47,365,600       40,680       0.0%
    Unique Engineering & Construction PCL                7,089,470    3,612,727       0.1%
    Univanich Palm Oil PCL                                 939,000      184,144       0.0%
    Univentures PCL                                      8,659,300    1,561,798       0.0%
    Vanachai Group PCL                                   8,159,159    3,059,977       0.1%
    VGI Global Media PCL                                 6,287,200      820,774       0.0%
    Vibhavadi Medical Center PCL                        49,075,700    4,018,222       0.1%
    Vinythai PCL                                         2,911,734      883,607       0.0%
    Workpoint Entertainment PCL                          1,848,540    2,063,930       0.1%
                                                                   ------------       ---
TOTAL THAILAND                                                      184,035,711       3.6%
                                                                   ------------       ---
TURKEY -- (2.3%)
#   Adana Cimento Sanayii TAS Class A                      591,225    1,617,698       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                  42,330      308,955       0.0%
#*  Afyon Cimento Sanayi TAS                             1,129,733    2,475,272       0.1%
    Akcansa Cimento A.S.                                   459,206    2,371,731       0.1%
#*  Akenerji Elektrik Uretim A.S.                        2,516,472    1,114,245       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                        850,358    2,961,438       0.1%
#*  Aksa Enerji Uretim A.S.                                761,295      776,383       0.0%
#*  Aksigorta A.S.                                       1,013,913      724,550       0.0%
*   Aktas Elektrik Ticaret A.S.                                370           --       0.0%
#   Alarko Holding A.S.                                    859,342    1,240,760       0.0%
    Albaraka Turk Katilim Bankasi A.S.                   4,295,508    2,425,175       0.1%
    Alkim Alkali Kimya A.S.                                  6,300       33,775       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                  2,062,662    1,297,224       0.0%
#*  Anadolu Cam Sanayii A.S.                             1,678,225    1,252,593       0.0%
    Anadolu Hayat Emeklilik A.S.                           908,786    1,860,964       0.0%
*   Asya Katilim Bankasi A.S.                            3,243,121      835,355       0.0%
#   AvivaSA Emeklilik ve Hayat A.S. Class A                  4,153       29,263       0.0%
#   Aygaz A.S.                                             183,200      754,825       0.0%
#   Bagfas Bandirma Gubre Fabrikalari A.S.                 550,504    3,218,036       0.1%
    Baticim Bati Anadolu Cimento Sanayii A.S.              411,020    1,024,845       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   1,380,080    2,552,277       0.1%
#   Bizim Toptan Satis Magazalari A.S.                     272,864    1,713,548       0.0%
#   Bolu Cimento Sanayii A.S.                              729,383    1,787,541       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         532,369    1,328,400       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.           106,236    3,076,667       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.       849,108    2,524,839       0.1%
    Bursa Cimento Fabrikasi A.S.                           229,830      382,681       0.0%
    Celebi Hava Servisi A.S.                                83,802      882,716       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                   711,295    4,139,779       0.1%
#*  Deva Holding A.S.                                      356,487      474,867       0.0%
*   Dogan Sirketler Grubu Holding A.S.                   9,685,105    1,972,767       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
TURKEY -- (Continued)
#   Dogus Otomotiv Servis ve Ticaret A.S.                                         800,521 $3,454,399       0.1%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                     283,047  1,395,540       0.0%
#   EGE Endustri VE Ticaret A.S.                                                   23,730  2,465,643       0.1%
    EGE Seramik Sanayi ve Ticaret A.S.                                            519,180    840,158       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.  1,950,686  2,473,261       0.1%
#*  Fenerbahce Futbol A.S.                                                         84,211  1,341,516       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                            27,385    202,785       0.0%
#*  Global Yatirim Holding A.S.                                                 2,260,101  1,413,262       0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                                8,540         --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                           80,356  2,468,713       0.1%
#   Goodyear Lastikleri TAS                                                        82,592  4,034,762       0.1%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                              1,163,176  1,088,445       0.0%
#   GSD Holding A.S.                                                            2,604,393  1,163,504       0.0%
#   Gubre Fabrikalari TAS                                                       1,552,544  3,172,861       0.1%
#*  Ihlas Holding A.S.                                                          8,173,996    641,895       0.0%
#   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.               161,305    464,617       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                         678,189    331,725       0.0%
    Is Finansal Kiralama A.S.                                                   1,586,545    538,871       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                                       220,148     77,854       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                                 855,717    733,731       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                 1,314,584    788,703       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                 1,205,759    783,811       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                 7,131,417  3,768,742       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                                     3,428,364  1,603,285       0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                                        16,942  1,619,341       0.0%
#   Konya Cimento Sanayii A.S.                                                     18,247  2,112,546       0.1%
    Koza Altin Isletmeleri A.S.                                                   226,641  1,483,685       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                                664,029    331,748       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                                        412,273    689,143       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                                2,278,836    520,367       0.0%
#*  Migros Ticaret A.S.                                                           352,150  2,459,742       0.1%
*   Mudurnu Tavukculuk A.S.                                                         1,740         --       0.0%
*   Nergis Holding A.S.                                                             1,784         --       0.0%
#*  NET Holding A.S.                                                            1,582,921  1,760,744       0.0%
#*  Netas Telekomunikasyon A.S.                                                   507,089  1,920,367       0.0%
#   Nuh Cimento Sanayi A.S.                                                       385,168  1,483,387       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                                        164,791  6,374,350       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                        829,572    841,200       0.0%
*   Parsan Makina Parcalari Sanayii A.S.                                          140,357    401,584       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                                215,199  1,254,505       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                                            156,623    686,972       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                              143,024    868,747       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                                          2,730         --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                           565,645    721,680       0.0%
#*  Sekerbank TAS                                                               4,493,597  2,550,733       0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                   1,445,513  1,409,353       0.0%
#   Soda Sanayii A.S.                                                           1,943,541  3,269,753       0.1%
#   Tat Gida Sanayi A.S.                                                          889,473  1,887,926       0.0%
#   Tekfen Holding A.S.                                                         1,868,536  3,991,974       0.1%
#*  Teknosa Ic Ve Dis Ticaret A.S.                                                238,336    513,571       0.0%
#   Trakya Cam Sanayii A.S.                                                     3,451,829  2,638,463       0.1%
#   Turcas Petrol A.S.                                                          1,426,206    830,180       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE++     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S.                               8,020,548 $    5,015,893       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                          1,006,303      2,602,197       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                                 2,990,254      1,845,340       0.0%
                                                                                --------------      ----
TOTAL TURKEY                                                                       134,492,743       2.6%
                                                                                --------------      ----
TOTAL COMMON STOCKS                                                              4,997,176,156      97.4%
                                                                                --------------      ----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Alpargatas SA                                                     1,877,774      5,050,348       0.1%
    Banco ABC Brasil SA                                                 798,752      2,752,115       0.1%
    Banco Daycoval SA                                                   451,227      1,172,921       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                   2,285,044      5,654,060       0.1%
    Banco Pan SA                                                      2,103,640        972,534       0.0%
    Banco Pine SA                                                       296,003        301,232       0.0%
    Banco Sofisa SA                                                      42,500         48,194       0.0%
    Centrais Eletricas Brasileiras SA Class B                           528,222      1,967,442       0.0%
    Centrais Eletricas Santa Catarina                                    79,600        300,880       0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                             215,467      2,520,386       0.1%
    Cia de Saneamento do Parana                                         225,201        280,253       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                     538,140      8,840,564       0.2%
    Cia Energetica de Minas Gerais                                    3,048,729      6,072,194       0.1%
    Cia Energetica de Sao Paulo Class B                               1,736,300      7,269,817       0.1%
    Cia Energetica do Ceara Class A                                     117,239      1,324,340       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa                                   440,849      1,124,154       0.0%
    Cia Paranaense de Energia                                         1,009,600      8,310,468       0.2%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA              910,499      2,271,449       0.1%
    Eucatex SA Industria e Comercio                                     160,378        120,310       0.0%
    Gerdau SA                                                         1,634,600      3,711,921       0.1%
    Marcopolo SA                                                      5,110,253      3,506,636       0.1%
*   Oi SA                                                             2,635,900        781,745       0.0%
    Randon SA Implementos e Participacoes                             2,535,157      2,100,806       0.0%
*   Sharp SA                                                         30,200,000             --       0.0%
    Unipar Carbocloro SA Class B                                        276,095        511,368       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A                    4,498,871      3,270,241       0.1%
                                                                                --------------      ----
TOTAL BRAZIL                                                                        70,236,378       1.4%
                                                                                --------------      ----
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                        173,049        319,230       0.0%
    Embotelladora Andina SA Class B                                     622,279      2,114,949       0.1%
                                                                                --------------      ----
TOTAL CHILE                                                                          2,434,179       0.1%
                                                                                --------------      ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                               2,637,267      1,934,885       0.0%
                                                                                --------------      ----
TOTAL PREFERRED STOCKS                                                              74,605,442       1.5%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo COMGAS Class A Rights 05/27/16                5,741          3,522       0.0%
*   Cia de Transmissao de Energia Eletrica Paulista Rights 05/05/16      11,814         38,130       0.0%
*   Randon SA Implementos e Participacoes Rights 05/12/16               370,643         44,185       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                  PERCENTAGE
                                                                        SHARES      VALUE++     OF NET ASSETS**
                                                                      ---------- -------------- ---------------
BRAZIL -- (Continued)
*     Usinas Siderurgicas de Minas Gerais SA Class A Rights 05/23/16     919,741 $       21,394        0.0%
                                                                                 --------------      -----
TOTAL BRAZIL                                                                            107,231        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
*     Eastern & Oriental Bhd Warrants 07/21/19                           509,529         25,108        0.0%
*     OSK Holdings Bhd Warrants 07/22/20                                 471,082         36,177        0.0%
                                                                                 --------------      -----
TOTAL MALAYSIA                                                                           61,285        0.0%
                                                                                 --------------      -----
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                                            846,548             --        0.0%
                                                                                 --------------      -----
SOUTH KOREA -- (0.0%)
*     Danal Co., Ltd. Rights 06/08/16                                     25,373         62,352        0.0%
*     GS Global Corp. Rights 06/02/16                                     68,618         38,543        0.0%
*     Hanjin Kal Corp. Rights 06/19/16                                    27,633         92,159        0.0%
*     PARU Co. Rights 01/06/16                                            62,702         76,767        0.0%
*     Shinsung Solar Energy Co., Ltd. Rights 05/09/16                     62,852         28,960        0.0%
                                                                                 --------------      -----
TOTAL SOUTH KOREA                                                                       298,781        0.0%
                                                                                 --------------      -----
THAILAND -- (0.0%)
*     Jay Mart PCL Rights 10/30/15                                       429,705             --        0.0%
*     PTL Finance Corp. Rights 05/27/16                                  393,150          9,567        0.0%
                                                                                 --------------      -----
TOTAL THAILAND                                                                            9,567        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                                                   476,864        0.0%
                                                                                 --------------      -----
TOTAL INVESTMENT SECURITIES                                                       5,072,258,462
                                                                                 --------------

                                                                                    VALUE+
                                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund                                  62,563,032    723,854,282       14.1%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,944,983,831)                              $5,796,112,744      113.0%
                                                                                 ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Belgium                               -- $       61,671   --    $       61,671
   Brazil                      $416,954,109             --   --       416,954,109
   Chile                          1,934,719     83,082,912   --        85,017,631
   China                          3,662,817    699,652,665   --       703,315,482
   Colombia                      10,671,549          3,188   --        10,674,737
   Greece                                --     19,037,207   --        19,037,207
   Hong Kong                             --        404,787   --           404,787
   Hungary                               --         72,448   --            72,448
   India                            129,111    694,393,826   --       694,522,937
   Indonesia                        910,480    156,952,352   --       157,862,832
   Malaysia                              --    258,085,894   --       258,085,894
   Mexico                       218,982,457        864,279   --       219,846,736
   Philippines                           --     88,930,274   --        88,930,274
   Poland                                --    112,482,488   --       112,482,488
   South Africa                  11,348,321    383,864,387   --       395,212,708
   South Korea                      804,734    767,714,414   --       768,519,148
   Taiwan                                --    747,646,613   --       747,646,613
   Thailand                     183,264,033        771,678   --       184,035,711
   Turkey                                --    134,492,743   --       134,492,743
Preferred Stocks
   Brazil                        70,236,378             --   --        70,236,378
   Chile                                 --      2,434,179   --         2,434,179
   Colombia                       1,934,885             --   --         1,934,885
Rights/Warrants
   Brazil                                --        107,231   --           107,231
   Malaysia                              --         61,285   --            61,285
   Poland                                --             --   --                --
   South Korea                           --        298,781   --           298,781
   Thailand                              --          9,567   --             9,567
Securities Lending Collateral            --    723,854,282   --       723,854,282
Futures Contracts**                 743,658             --   --           743,658
                               ------------ --------------   --    --------------
TOTAL                          $921,577,251 $4,875,279,151   --    $5,796,856,402
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES      VALUE+    OF NET ASSETS**
                                            --------- ------------ ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (17.0%)
*   1-800-Flowers.com, Inc. Class A            44,330 $    347,990       0.0%
    A.H. Belo Corp. Class A                     7,356       36,265       0.0%
    Aaron's, Inc.                               4,830      126,594       0.0%
#   Arctic Cat, Inc.                            3,436       57,141       0.0%
#*  Ascent Capital Group, Inc. Class A          8,564      129,059       0.0%
#   Autoliv, Inc.                               9,404    1,151,708       0.0%
*   Ballantyne Strong, Inc.                     9,030       40,816       0.0%
*   Barnes & Noble Education, Inc.              7,710       72,166       0.0%
    Barnes & Noble, Inc.                       12,200      143,350       0.0%
    Bassett Furniture Industries, Inc.          2,900       85,579       0.0%
    Beasley Broadcast Group, Inc. Class A       9,471       36,274       0.0%
*   Beazer Homes USA, Inc.                      4,326       35,560       0.0%
*   Belmond, Ltd. Class A                      75,198      688,814       0.0%
#   Best Buy Co., Inc.                        197,800    6,345,424       0.1%
    Big 5 Sporting Goods Corp.                  8,501      102,777       0.0%
*   Biglari Holdings, Inc.                          8        2,992       0.0%
*   BJ's Restaurants, Inc.                     25,971    1,158,307       0.0%
    Bob Evans Farms, Inc.                      52,387    2,385,704       0.1%
*   Build-A-Bear Workshop, Inc.                25,874      340,761       0.0%
#*  Cabela's, Inc.                             53,051    2,766,610       0.1%
    Cable One, Inc.                             5,780    2,652,789       0.1%
    Caleres, Inc.                              74,697    1,883,111       0.0%
    Callaway Golf Co.                          38,543      359,992       0.0%
*   Cambium Learning Group, Inc.               37,733      171,685       0.0%
    Canterbury Park Holding Corp.               2,755       29,616       0.0%
    Carnival Corp.                            489,649   24,017,283       0.5%
#   Carriage Services, Inc.                    20,916      510,978       0.0%
*   Cavco Industries, Inc.                      7,600      666,444       0.0%
    CBS Corp. Class A                          28,263    1,695,497       0.0%
    CBS Corp. Class B                         201,625   11,272,854       0.2%
*   Christopher & Banks Corp.                  56,231      146,201       0.0%
    Churchill Downs, Inc.                       7,682    1,030,771       0.0%
    Citi Trends, Inc.                           3,415       61,333       0.0%
    Columbia Sportswear Co.                     8,634      505,693       0.0%
    Comcast Corp. Class A                   3,718,201  225,917,893       4.2%
#*  Conn's, Inc.                               25,450      349,683       0.0%
#   Core-Mark Holding Co., Inc.                48,118    3,929,316       0.1%
    CSS Industries, Inc.                       10,852      303,422       0.0%
    CST Brands, Inc.                           50,181    1,895,336       0.1%
    Culp, Inc.                                 10,036      263,345       0.0%
*   Delta Apparel, Inc.                         7,532      152,523       0.0%
    Destination Maternity Corp.                   200        1,394       0.0%
#   DeVry Education Group, Inc.                 8,757      151,934       0.0%
#   Dillard's, Inc. Class A                   120,300    8,475,135       0.2%
#*  Discovery Communications, Inc. Class B      3,762      102,533       0.0%
*   Discovery Communications, Inc. Class C      3,762      100,746       0.0%
#*  Dixie Group, Inc. (The)                    11,800       55,696       0.0%
*   Dorman Products, Inc.                      20,712    1,114,098       0.0%
    Dover Motorsports, Inc.                    15,098       34,725       0.0%
    DR Horton, Inc.                           208,125    6,256,237       0.1%
*   DreamWorks Animation SKG, Inc. Class A     46,429    1,853,446       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE+    OF NET ASSETS**
                                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
            Educational Development Corp.                     1,679 $    23,959       0.0%
*           Eldorado Resorts, Inc.                           18,512     242,692       0.0%
            Escalade, Inc.                                      277       3,305       0.0%
#*          EW Scripps Co. (The) Class A                     81,265   1,233,603       0.0%
#*          Federal-Mogul Holdings Corp.                     36,417     336,493       0.0%
            Flanigan's Enterprises, Inc.                        865      15,994       0.0%
            Flexsteel Industries, Inc.                        2,068      84,561       0.0%
            Ford Motor Co.                                2,262,492  30,679,392       0.6%
            Fred's, Inc. Class A                             47,275     693,524       0.0%
*           FTD Cos., Inc.                                   24,893     692,274       0.0%
*           Fuel Systems Solutions, Inc.                      3,398      18,009       0.0%
*           G-III Apparel Group, Ltd.                        22,788   1,031,157       0.0%
*           Gaiam, Inc. Class A                               4,388      29,092       0.0%
#           GameStop Corp. Class A                          104,752   3,435,866       0.1%
*           Gaming Partners International Corp.                 500       4,525       0.0%
            Gannett Co., Inc.                                59,819   1,007,950       0.0%
            General Motors Co.                              802,642  25,524,016       0.5%
*           Genesco, Inc.                                     7,056     488,134       0.0%
            Graham Holdings Co. Class B                       5,780   2,754,401       0.1%
*           Gray Television, Inc.                            46,874     602,331       0.0%
            Group 1 Automotive, Inc.                         57,936   3,814,506       0.1%
            Harte-Hanks, Inc.                                55,608     101,207       0.0%
            Haverty Furniture Cos., Inc.                     33,479     625,053       0.0%
*           Helen of Troy, Ltd.                              64,389   6,408,637       0.1%
#*          hhgregg, Inc.                                    36,388      70,957       0.0%
            Hooker Furniture Corp.                           14,814     367,387       0.0%
*           Hyatt Hotels Corp. Class A                       14,601     699,096       0.0%
#*          Iconix Brand Group, Inc.                         65,319     553,905       0.0%
            International Speedway Corp. Class A             24,844     832,026       0.0%
*           J Alexander's Holdings, Inc.                      2,666      27,460       0.0%
#*          JAKKS Pacific, Inc.                              13,103      98,273       0.0%
#*          JC Penney Co., Inc.                              85,215     790,795       0.0%
            Johnson Outdoors, Inc. Class A                   15,588     376,138       0.0%
#           KB Home                                          30,800     417,956       0.0%
#           Kohl's Corp.                                     14,353     635,838       0.0%
            La-Z-Boy, Inc.                                   56,332   1,457,309       0.0%
*           Lakeland Industries, Inc.                        11,757     102,168       0.0%
#*          Lands' End, Inc.                                 21,056     512,292       0.0%
#           Lennar Corp. Class A                            224,100  10,153,971       0.2%
            Lennar Corp. Class B                              7,868     282,933       0.0%
#*          Liberty Braves Group Class A                      9,638     150,738       0.0%
(degrees)#  Liberty Braves Group Class B                        762      11,918       0.0%
*           Liberty Braves Group Class C                     20,801     310,351       0.0%
*           Liberty Broadband Corp. Class A                  24,095   1,381,125       0.0%
(degrees)*  Liberty Broadband Corp. Class B                   1,905     118,329       0.0%
*           Liberty Broadband Corp. Class C                  67,601   3,870,157       0.1%
*           Liberty Interactive Corp., QVC Group Class A    882,463  23,120,531       0.4%
#*          Liberty Interactive Corp., QVC Group Class B     35,706     934,605       0.0%
*           Liberty Media Group Class A                      24,095     440,938       0.0%
(degrees)#  Liberty Media Group Class B                       1,905      35,223       0.0%
*           Liberty Media Group Class C                      52,002     936,036       0.0%
*           Liberty SiriusXM Group Class A                   96,383   3,158,471       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Liberty SiriusXM Group Class B                7,622 $   255,108       0.0%
*   Liberty SiriusXM Group Class C              208,010   6,660,480       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A   76,802   1,694,252       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B    3,570      82,289       0.0%
*   Liberty Ventures Series A                   202,261   8,090,440       0.2%
#*  Liberty Ventures Series B                     8,645     347,615       0.0%
    Lifetime Brands, Inc.                        16,431     283,763       0.0%
#   Lithia Motors, Inc. Class A                  34,933   2,900,138       0.1%
#*  Live Nation Entertainment, Inc.             145,347   3,122,054       0.1%
*   Loral Space & Communications, Inc.            1,920      70,426       0.0%
*   Luby's, Inc.                                 32,226     162,097       0.0%
*   M/I Homes, Inc.                              37,930     762,393       0.0%
*   Madison Square Garden Co. (The) Class A       9,852   1,546,567       0.0%
    Marcus Corp. (The)                           18,899     365,696       0.0%
*   MarineMax, Inc.                              29,164     554,408       0.0%
    Marriott Vacations Worldwide Corp.            2,531     158,542       0.0%
#*  McClatchy Co. (The) Class A                  60,603      67,269       0.0%
*   Media General, Inc.                          25,196     436,647       0.0%
    Meredith Corp.                               32,676   1,676,606       0.0%
*   Meritage Homes Corp.                         28,156     958,149       0.0%
*   MGM Resorts International                   227,871   4,853,652       0.1%
*   Modine Manufacturing Co.                     14,650     158,367       0.0%
*   Mohawk Industries, Inc.                      98,740  19,020,286       0.4%
*   Monarch Casino & Resort, Inc.                 1,103      20,957       0.0%
*   Motorcar Parts of America, Inc.              13,074     419,283       0.0%
    Movado Group, Inc.                           36,900   1,040,949       0.0%
*   MSG Networks, Inc. Class A                   29,558     505,146       0.0%
*   Murphy USA, Inc.                             30,778   1,767,273       0.0%
    NACCO Industries, Inc. Class A                6,832     406,641       0.0%
*   New York & Co., Inc.                          6,926      25,765       0.0%
#   Newell Brands, Inc.                         209,562   9,543,453       0.2%
    News Corp. Class A                          402,247   4,995,908       0.1%
#   News Corp. Class B                           99,903   1,294,743       0.0%
*   Office Depot, Inc.                          181,609   1,067,861       0.0%
    Penske Automotive Group, Inc.                43,845   1,715,655       0.0%
*   Perry Ellis International, Inc.              19,169     365,169       0.0%
#   PulteGroup, Inc.                            143,221   2,633,834       0.1%
    PVH Corp.                                    31,964   3,055,758       0.1%
    RCI Hospitality Holdings, Inc.               12,026     123,267       0.0%
#*  Red Robin Gourmet Burgers, Inc.              31,175   2,022,010       0.1%
*   Regis Corp.                                  49,623     678,346       0.0%
    Rent-A-Center, Inc.                          76,435   1,123,594       0.0%
    Rocky Brands, Inc.                            8,729     105,184       0.0%
#   Royal Caribbean Cruises, Ltd.               322,500  24,961,500       0.5%
#*  Ruby Tuesday, Inc.                           17,500      77,000       0.0%
    Saga Communications, Inc. Class A             8,693     365,541       0.0%
    Salem Media Group, Inc.                      10,922      84,864       0.0%
    Scholastic Corp.                             30,900   1,124,142       0.0%
*   Sequential Brands Group, Inc.                    70         389       0.0%
    Service Corp. International                 274,069   7,309,420       0.2%
#*  Shiloh Industries, Inc.                      15,461      99,723       0.0%
    Shoe Carnival, Inc.                          33,450     857,323       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Spartan Motors, Inc.                        16,820 $     81,745       0.0%
    Speedway Motorsports, Inc.                  16,132      282,633       0.0%
    Stage Stores, Inc.                          37,214      273,895       0.0%
    Standard Motor Products, Inc.               37,342    1,326,014       0.0%
    Staples, Inc.                              426,509    4,350,392       0.1%
*   Starz Class B                                7,422      186,812       0.0%
*   Stoneridge, Inc.                            19,361      276,088       0.0%
    Strattec Security Corp.                      5,224      276,350       0.0%
    Superior Industries International, Inc.     23,275      607,943       0.0%
    Superior Uniform Group, Inc.                17,956      341,523       0.0%
*   Sypris Solutions, Inc.                       8,460        9,644       0.0%
    Tailored Brands, Inc.                       52,860      920,821       0.0%
*   Tandy Leather Factory, Inc.                  9,974       70,317       0.0%
    Target Corp.                                 4,925      391,537       0.0%
    TEGNA, Inc.                                119,639    2,794,767       0.1%
    Time Warner Cable, Inc.                    693,942  147,192,038       2.8%
    Time Warner, Inc.                        1,534,860  115,329,380       2.2%
    Time, Inc.                                 191,857    2,820,298       0.1%
#*  Toll Brothers, Inc.                        187,706    5,124,374       0.1%
*   Trans World Entertainment Corp.              5,781       22,430       0.0%
#*  Tuesday Morning Corp.                       60,500      525,140       0.0%
    Twenty-First Century Fox, Inc. Class A   1,287,383   38,956,210       0.7%
    Twenty-First Century Fox, Inc. Class B     550,972   16,595,277       0.3%
*   Unifi, Inc.                                 43,422    1,118,551       0.0%
*   Universal Electronics, Inc.                  3,206      212,910       0.0%
    Vail Resorts, Inc.                          11,600    1,503,824       0.0%
*   Vista Outdoor, Inc.                         77,610    3,723,728       0.1%
*   VOXX International Corp.                     3,750       16,838       0.0%
    Walt Disney Co. (The)                       26,220    2,707,477       0.1%
    Wendy's Co. (The)                          242,704    2,635,765       0.1%
#*  West Marine, Inc.                           26,468      265,209       0.0%
    Whirlpool Corp.                             30,049    5,232,733       0.1%
    Wyndham Worldwide Corp.                     94,848    6,729,466       0.1%
                                                       ------------      ----
Total Consumer Discretionary                            928,633,278      17.3%
                                                       ------------      ----
Consumer Staples -- (8.5%)
    Alico, Inc.                                    960       27,754       0.0%
*   Alliance One International, Inc.             3,508       89,489       0.0%
    Andersons, Inc. (The)                       23,660      792,847       0.0%
    Archer-Daniels-Midland Co.                 813,476   32,490,231       0.6%
    Bunge, Ltd.                                121,368    7,585,500       0.2%
*   CCA Industries, Inc.                         8,323       27,716       0.0%
*   Central Garden & Pet Co.                    25,184      409,744       0.0%
*   Central Garden & Pet Co. Class A            48,121      783,891       0.0%
    Constellation Brands, Inc. Class A         249,042   38,865,494       0.7%
    Constellation Brands, Inc. Class B          12,715    1,996,255       0.1%
#*  Craft Brew Alliance, Inc.                    9,754       83,104       0.0%
    CVS Health Corp.                         1,510,745  151,829,872       2.8%
#   Fresh Del Monte Produce, Inc.               39,437    1,706,045       0.0%
#*  Hain Celestial Group, Inc. (The)            87,292    3,654,043       0.1%
    Ingles Markets, Inc. Class A                11,437      412,533       0.0%
    Ingredion, Inc.                             62,117    7,149,045       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                    108,204 $ 13,739,744       0.3%
    John B Sanfilippo & Son, Inc.            10,428      576,981       0.0%
    Kraft Heinz Co. (The)                    12,665      988,757       0.0%
#*  Landec Corp.                             37,056      416,880       0.0%
*   Mannatech, Inc.                             717       14,942       0.0%
    MGP Ingredients, Inc.                     4,788      126,499       0.0%
    Molson Coors Brewing Co. Class A          1,908      178,369       0.0%
    Molson Coors Brewing Co. Class B        186,550   17,839,776       0.3%
    Mondelez International, Inc. Class A  2,081,099   89,404,013       1.7%
*   Nutraceutical International Corp.        14,615      344,768       0.0%
    Oil-Dri Corp. of America                  5,047      168,368       0.0%
*   Omega Protein Corp.                      25,852      480,589       0.0%
#*  Post Holdings, Inc.                      50,201    3,606,440       0.1%
    Reynolds American, Inc.                 188,277    9,338,539       0.2%
    Sanderson Farms, Inc.                    16,100    1,477,014       0.0%
*   Seaboard Corp.                            1,812    5,441,436       0.1%
*   Seneca Foods Corp. Class A                6,301      205,350       0.0%
*   Seneca Foods Corp. Class B                  300        9,909       0.0%
    Snyder's-Lance, Inc.                     32,153    1,027,931       0.0%
    SpartanNash Co.                          34,281      949,584       0.0%
#   Spectrum Brands Holdings, Inc.           46,130    5,240,368       0.1%
#*  TreeHouse Foods, Inc.                    24,190    2,138,396       0.1%
#   Tyson Foods, Inc. Class A               405,030   26,659,075       0.5%
    Universal Corp.                          22,290    1,215,919       0.0%
    Wal-Mart Stores, Inc.                     8,438      564,249       0.0%
    Walgreens Boots Alliance, Inc.          415,953   32,976,754       0.6%
    Weis Markets, Inc.                       11,602      528,123       0.0%
                                                    ------------       ---
Total Consumer Staples                               463,562,336       8.6%
                                                    ------------       ---
Energy -- (13.6%)
    Adams Resources & Energy, Inc.            6,004      241,661       0.0%
    Alon USA Energy, Inc.                    33,484      351,582       0.0%
    Anadarko Petroleum Corp.                475,268   25,075,140       0.5%
#   Apache Corp.                             77,083    4,193,315       0.1%
    Archrock, Inc.                           69,200      681,620       0.0%
#   Atwood Oceanics, Inc.                     4,600       44,436       0.0%
    Baker Hughes, Inc.                      127,976    6,188,919       0.1%
*   Barnwell Industries, Inc.                 8,038       13,665       0.0%
#   Bristow Group, Inc.                      40,138      919,963       0.0%
#*  C&J Energy Services, Ltd.                37,416       54,253       0.0%
    California Resources Corp.              139,823      307,611       0.0%
*   Callon Petroleum Co.                     13,214      138,879       0.0%
    Chevron Corp.                         1,059,509  108,260,630       2.0%
#*  Cloud Peak Energy, Inc.                  33,115       73,184       0.0%
    ConocoPhillips                        1,728,838   82,621,168       1.5%
*   Contango Oil & Gas Co.                    1,064       13,385       0.0%
*   Dawson Geophysical Co.                   30,611      157,341       0.0%
    Delek US Holdings, Inc.                  52,256      830,348       0.0%
    Denbury Resources, Inc.                 289,460    1,117,316       0.0%
    Devon Energy Corp.                       81,126    2,813,450       0.1%
    EOG Resources, Inc.                     152,054   12,562,701       0.2%
*   Era Group, Inc.                          24,458      233,085       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
Energy -- (Continued)
*   Exterran Corp.                               34,600 $    529,380       0.0%
    Exxon Mobil Corp.                         2,285,264  202,017,338       3.8%
#   Green Plains, Inc.                           26,534      480,265       0.0%
    Gulf Island Fabrication, Inc.                15,018      112,785       0.0%
#*  Gulfmark Offshore, Inc. Class A              27,750      188,145       0.0%
    Halliburton Co.                              47,970    1,981,641       0.0%
#*  Harvest Natural Resources, Inc.              35,577       20,279       0.0%
#*  Helix Energy Solutions Group, Inc.          103,010      888,976       0.0%
#   Helmerich & Payne, Inc.                     108,670    7,185,260       0.1%
    Hess Corp.                                  178,172   10,622,615       0.2%
    HollyFrontier Corp.                          32,210    1,146,676       0.0%
#*  Hornbeck Offshore Services, Inc.             29,719      348,901       0.0%
    Kinder Morgan, Inc.                         260,042    4,618,346       0.1%
    Marathon Oil Corp.                          467,019    6,580,298       0.1%
    Marathon Petroleum Corp.                    903,936   35,325,819       0.7%
*   Matrix Service Co.                           15,423      290,569       0.0%
#   Murphy Oil Corp.                            148,967    5,324,081       0.1%
    Nabors Industries, Ltd.                     181,974    1,783,345       0.0%
    National Oilwell Varco, Inc.                250,948    9,044,166       0.2%
*   Natural Gas Services Group, Inc.             15,026      345,448       0.0%
*   Newpark Resources, Inc.                      97,395      454,835       0.0%
#   Noble Corp. P.L.C.                           74,243      833,749       0.0%
    Noble Energy, Inc.                          133,794    4,831,301       0.1%
    Overseas Shipholding Group, Inc. Class A        235          477       0.0%
#*  Parker Drilling Co.                         142,573      436,273       0.0%
#   Patterson-UTI Energy, Inc.                  152,325    3,008,419       0.1%
#*  PDC Energy, Inc.                             24,103    1,513,427       0.0%
*   PHI, Inc. Non-voting                         15,570      349,079       0.0%
*   PHI, Inc. Voting                              1,099       22,991       0.0%
    Phillips 66                                 883,414   72,537,123       1.4%
*   Pioneer Energy Services Corp.                74,262      230,955       0.0%
    Pioneer Natural Resources Co.                88,400   14,683,240       0.3%
    QEP Resources, Inc.                          33,043      592,461       0.0%
*   Renewable Energy Group, Inc.                  2,882       28,013       0.0%
*   REX American Resources Corp.                  4,050      220,198       0.0%
    Rowan Cos. P.L.C. Class A                   118,378    2,226,690       0.1%
    Schlumberger, Ltd.                          602,942   48,440,360       0.9%
#*  SEACOR Holdings, Inc.                        20,471    1,203,081       0.0%
    SemGroup Corp. Class A                        4,727      144,930       0.0%
#   Ship Finance International, Ltd.             12,481      189,337       0.0%
    Superior Energy Services, Inc.               75,686    1,276,066       0.0%
#   Teekay Corp.                                 37,720      422,464       0.0%
    Tesco Corp.                                   3,745       35,428       0.0%
    Tesoro Corp.                                168,807   13,452,230       0.3%
*   TETRA Technologies, Inc.                     25,510      183,672       0.0%
#   Tidewater, Inc.                              49,127      430,352       0.0%
    Transocean, Ltd.                            252,980    2,803,018       0.1%
#*  Triangle Petroleum Corp.                      1,631          732       0.0%
*   Unit Corp.                                   52,140      660,092       0.0%
    Valero Energy Corp.                         605,899   35,669,274       0.7%
*   Weatherford International P.L.C.            281,383    2,287,644       0.1%
    Western Refining, Inc.                       47,810    1,279,396       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Energy -- (Continued)
#*  Whiting Petroleum Corp.                         16,007 $    192,084       0.0%
*   Willbros Group, Inc.                            18,620       59,584       0.0%
                                                           ------------      ----
Total Energy                                                746,426,960      13.9%
                                                           ------------      ----
Financials -- (18.6%)
    1st Source Corp.                                45,305    1,560,304       0.0%
    Aflac, Inc.                                     81,778    5,640,229       0.1%
    Alexander & Baldwin, Inc.                       66,838    2,555,885       0.1%
*   Alleghany Corp.                                  3,115    1,623,787       0.0%
    Allied World Assurance Co. Holdings AG          76,431    2,719,415       0.1%
    Allstate Corp. (The)                           211,174   13,736,869       0.3%
    American Equity Investment Life Holding Co.     88,700    1,241,800       0.0%
    American Financial Group, Inc.                 173,596   11,997,220       0.2%
*   American Independence Corp.                        173        3,773       0.0%
    American International Group, Inc.             899,581   50,214,611       1.0%
    American National Insurance Co.                 23,302    2,705,828       0.1%
    Ameris Bancorp                                  12,022      377,491       0.0%
    AmeriServ Financial, Inc.                       33,075      101,871       0.0%
*   Arch Capital Group, Ltd.                         3,094      218,096       0.0%
    Argo Group International Holdings, Ltd.         46,942    2,580,402       0.1%
    Aspen Insurance Holdings, Ltd.                 102,623    4,756,576       0.1%
    Associated Banc-Corp                            31,434      573,356       0.0%
    Assurant, Inc.                                  65,820    5,566,397       0.1%
    Assured Guaranty, Ltd.                         122,989    3,181,725       0.1%
*   Asta Funding, Inc.                               7,527       75,345       0.0%
    Astoria Financial Corp.                         19,344      290,934       0.0%
*   Atlanticus Holdings Corp.                       19,218       58,038       0.0%
#*  AV Homes, Inc.                                   3,852       44,298       0.0%
    Axis Capital Holdings, Ltd.                      8,510      453,328       0.0%
    Baldwin & Lyons, Inc. Class A                      300        7,065       0.0%
    Baldwin & Lyons, Inc. Class B                    6,556      160,229       0.0%
*   Bancorp, Inc. (The)                                459        2,603       0.0%
    Bank Mutual Corp.                               14,475      116,958       0.0%
    Bank of America Corp.                        5,529,894   80,515,257       1.5%
    Bank of New York Mellon Corp. (The)            497,075   20,002,298       0.4%
    BankFinancial Corp.                             21,475      265,431       0.0%
    BB&T Corp.                                     120,935    4,278,680       0.1%
    BCB Bancorp, Inc.                                1,059       10,717       0.0%
    Berkshire Hills Bancorp, Inc.                   30,747      834,474       0.0%
    Capital City Bank Group, Inc.                   15,389      228,065       0.0%
    Capital One Financial Corp.                    373,787   27,058,441       0.5%
*   Cascade Bancorp                                 15,799       95,584       0.0%
    Cathay General Bancorp                          17,730      541,120       0.0%
    CenterState Banks, Inc.                            747       12,169       0.0%
#   Century Bancorp, Inc. Class A                      495       21,038       0.0%
    Chicopee Bancorp, Inc.                             366        6,654       0.0%
    Chubb, Ltd.                                     78,818    9,289,489       0.2%
    Cincinnati Financial Corp.                      16,626    1,097,482       0.0%
#   CIT Group, Inc.                                 45,907    1,587,005       0.0%
    Citigroup, Inc.                              2,111,653   97,727,301       1.8%
    Citizens Community Bancorp, Inc.                10,355       94,955       0.0%
    CME Group, Inc.                                414,385   38,086,125       0.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
    CNA Financial Corp.                            243,632 $ 7,698,771       0.2%
    CNO Financial Group, Inc.                      301,264   5,534,220       0.1%
    Codorus Valley Bancorp, Inc.                       138       2,890       0.0%
    Comerica, Inc.                                  16,431     729,536       0.0%
    Community West Bancshares                          400       2,904       0.0%
*   Consumer Portfolio Services, Inc.               30,005     118,520       0.0%
#*  Cowen Group, Inc. Class A                       15,961      55,624       0.0%
    Donegal Group, Inc. Class A                     13,586     208,002       0.0%
    Donegal Group, Inc. Class B                        300       4,394       0.0%
*   E*TRADE Financial Corp.                         89,699   2,258,621       0.1%
    Eastern Virginia Bankshares, Inc.                  307       2,155       0.0%
    EMC Insurance Group, Inc.                       27,511     727,941       0.0%
#*  Emergent Capital, Inc.                           3,602      15,777       0.0%
    Endurance Specialty Holdings, Ltd.              94,576   6,050,972       0.1%
    Enterprise Financial Services Corp.              3,235      88,542       0.0%
    ESSA Bancorp, Inc.                               8,217     111,340       0.0%
    Evans Bancorp, Inc.                              1,681      41,016       0.0%
    Everest Re Group, Ltd.                          34,913   6,455,414       0.1%
    Farmers Capital Bank Corp.                         302       8,489       0.0%
    FBL Financial Group, Inc. Class A               24,660   1,491,190       0.0%
    Federal Agricultural Mortgage Corp. Class A        177       6,791       0.0%
    Federal Agricultural Mortgage Corp. Class C      9,200     374,256       0.0%
    Federated National Holding Co.                  13,665     260,318       0.0%
    Fidelity Southern Corp.                          7,213     116,562       0.0%
    Fifth Third Bancorp                             92,166   1,687,559       0.0%
*   First Acceptance Corp.                          27,414      47,700       0.0%
#   First American Financial Corp.                  61,982   2,232,592       0.1%
    First Bancorp                                   16,138     329,215       0.0%
    First Business Financial Services, Inc.            964      24,399       0.0%
    First Citizens BancShares, Inc. Class A          8,627   2,199,885       0.1%
    First Commonwealth Financial Corp.              30,547     280,421       0.0%
    First Community Bancshares, Inc.                   183       3,808       0.0%
    First Defiance Financial Corp.                  10,880     430,630       0.0%
    First Financial Northwest, Inc.                 25,371     346,060       0.0%
    First Merchants Corp.                           41,623   1,067,630       0.0%
    First Midwest Bancorp, Inc.                      7,168     132,465       0.0%
    First South Bancorp, Inc.                        2,278      19,591       0.0%
    FNB Corp.                                       63,117     834,407       0.0%
    FNF Group                                       46,321   1,477,640       0.0%
*   FNFV Group                                      15,438     166,267       0.0%
    Fox Chase Bancorp, Inc.                            351       6,918       0.0%
#*  Genworth Financial, Inc. Class A                34,964     119,927       0.0%
    German American Bancorp, Inc.                    4,179     134,689       0.0%
#*  Global Indemnity P.L.C.                          8,282     260,469       0.0%
    Goldman Sachs Group, Inc. (The)                209,155  34,324,427       0.7%
    Great Southern Bancorp, Inc.                     1,616      61,182       0.0%
    Griffin Industrial Realty, Inc.                  1,500      38,550       0.0%
    Guaranty Federal Bancshares, Inc.                1,684      27,365       0.0%
*   Hallmark Financial Services, Inc.               20,834     235,216       0.0%
    Hanover Insurance Group, Inc. (The)             88,829   7,617,975       0.2%
    Hartford Financial Services Group, Inc. (The)  320,787  14,236,527       0.3%
    Heartland Financial USA, Inc.                      465      15,582       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Financials -- (Continued)
    HF Financial Corp.                               400 $      8,040       0.0%
*   Hilltop Holdings, Inc.                        26,171      519,756       0.0%
#   Hingham Institution for Savings                  500       63,995       0.0%
*   HMN Financial, Inc.                            3,456       43,027       0.0%
    Home Bancorp, Inc.                               719       20,074       0.0%
    HopFed Bancorp, Inc.                           6,781       76,286       0.0%
    Horace Mann Educators Corp.                   58,206    1,810,207       0.1%
    Huntington Bancshares, Inc.                   70,847      712,721       0.0%
    Iberiabank Corp.                                 697       41,116       0.0%
    Independence Holding Co.                      13,333      204,928       0.0%
    Infinity Property & Casualty Corp.            15,800    1,266,528       0.0%
    International Bancshares Corp.                   800       20,952       0.0%
    Investment Technology Group, Inc.             23,677      462,175       0.0%
    Investors Title Co.                            1,169      111,324       0.0%
    Janus Capital Group, Inc.                     24,840      362,664       0.0%
    JPMorgan Chase & Co.                       2,192,830  138,586,856       2.6%
    Kemper Corp.                                  46,361    1,435,337       0.0%
    Kentucky First Federal Bancorp                 2,400       22,464       0.0%
    KeyCorp                                      526,210    6,467,121       0.1%
    Lake Sunapee Bank Group                        3,667       52,218       0.0%
    Lakeland Bancorp, Inc.                         8,740       96,927       0.0%
    Landmark Bancorp, Inc.                         2,169       55,700       0.0%
    Legg Mason, Inc.                              56,555    1,815,981       0.1%
    Leucadia National Corp.                       35,258      588,103       0.0%
    Lincoln National Corp.                       172,995    7,516,633       0.2%
    Loews Corp.                                  243,798    9,673,905       0.2%
#   M&T Bank Corp.                                 4,241      501,795       0.0%
    Macatawa Bank Corp.                           18,892      128,655       0.0%
    Mackinac Financial Corp.                       6,893       73,204       0.0%
    Maiden Holdings, Ltd.                          5,792       70,836       0.0%
    MainSource Financial Group, Inc.              45,000      983,250       0.0%
*   Markel Corp.                                     101       90,810       0.0%
    Marlin Business Services Corp.                14,241      210,624       0.0%
    MB Financial, Inc.                            19,678      684,007       0.0%
*   MBIA, Inc.                                    82,267      641,683       0.0%
    MBT Financial Corp.                           24,724      217,571       0.0%
    Mercantile Bank Corp.                          4,422      106,659       0.0%
    Meta Financial Group, Inc.                     1,083       53,738       0.0%
    MetLife, Inc.                                991,138   44,700,324       0.8%
    MidWestOne Financial Group, Inc.                 346        9,813       0.0%
    Morgan Stanley                             1,054,617   28,537,936       0.5%
    MutualFirst Financial, Inc.                    2,300       60,490       0.0%
    Nasdaq, Inc.                                  42,129    2,599,781       0.1%
    National Western Life Group, Inc. Class A        900      195,030       0.0%
*   Navigators Group, Inc. (The)                   3,685      304,418       0.0%
    New York Community Bancorp, Inc.              54,969      826,184       0.0%
*   NewStar Financial, Inc.                       41,166      396,017       0.0%
    Northrim BanCorp, Inc.                         5,734      147,937       0.0%
    OFG Bancorp                                   30,191      266,587       0.0%
    Old Republic International Corp.             172,923    3,197,346       0.1%
    Oppenheimer Holdings, Inc. Class A             3,097       47,322       0.0%
*   Pacific Mercantile Bancorp                     4,174       31,347       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Financials -- (Continued)
    PacWest Bancorp                               1,076 $    43,018       0.0%
    Park Sterling Corp.                           3,253      23,747       0.0%
#   People's United Financial, Inc.              68,700   1,064,850       0.0%
    Peoples Bancorp of North Carolina, Inc.         250       4,828       0.0%
    Peoples Bancorp, Inc.                        15,923     342,185       0.0%
*   PHH Corp.                                    54,576     700,210       0.0%
*   Phoenix Cos., Inc. (The)                      2,631      97,373       0.0%
    Pinnacle Financial Partners, Inc.            23,924   1,176,343       0.0%
*   Piper Jaffray Cos.                              312      13,014       0.0%
    PNC Financial Services Group, Inc. (The)     88,465   7,765,458       0.2%
    Popular, Inc.                                56,536   1,680,250       0.0%
    Premier Financial Bancorp, Inc.               4,434      70,767       0.0%
    Principal Financial Group, Inc.             218,754   9,336,421       0.2%
    Provident Financial Holdings, Inc.              544       9,411       0.0%
#   Provident Financial Services, Inc.           21,059     420,759       0.0%
    Prudential Financial, Inc.                  497,625  38,635,605       0.7%
    Pulaski Financial Corp.                       4,550      73,573       0.0%
#   Radian Group, Inc.                          161,945   2,071,277       0.1%
    Regions Financial Corp.                   1,302,555  12,217,966       0.2%
    Reinsurance Group of America, Inc.          169,166  16,107,987       0.3%
    RenaissanceRe Holdings, Ltd.                 12,667   1,404,897       0.0%
    Renasant Corp.                               42,102   1,445,783       0.0%
#*  Republic First Bancorp, Inc.                  2,174      10,109       0.0%
    Resource America, Inc. Class A               21,051     133,042       0.0%
    Riverview Bancorp, Inc.                       1,682       7,334       0.0%
    Safety Insurance Group, Inc.                 26,197   1,483,012       0.0%
    Sandy Spring Bancorp, Inc.                    9,125     260,884       0.0%
*   Select Bancorp, Inc.                            600       4,914       0.0%
#   Selective Insurance Group, Inc.              45,200   1,568,892       0.0%
    SI Financial Group, Inc.                      5,661      78,801       0.0%
    South State Corp.                             8,549     598,259       0.0%
*   Southern First Bancshares, Inc.               1,216      31,008       0.0%
    Southwest Bancorp, Inc.                      16,974     272,433       0.0%
    State Auto Financial Corp.                   15,100     309,701       0.0%
    State Street Corp.                           12,833     799,496       0.0%
    Sterling Bancorp                             70,552   1,152,820       0.0%
    Stewart Information Services Corp.           12,271     427,276       0.0%
*   Stratus Properties, Inc.                      3,069      73,349       0.0%
    Suffolk Bancorp                                 205       4,918       0.0%
    SunTrust Banks, Inc.                        287,532  12,001,586       0.2%
*   Synchrony Financial                         914,357  27,951,893       0.5%
    Synovus Financial Corp.                      22,796     710,323       0.0%
    Timberland Bancorp, Inc.                      2,500      34,550       0.0%
    Tiptree Financial, Inc. Class A              37,071     205,003       0.0%
    Torchmark Corp.                               7,000     405,230       0.0%
    Travelers Cos., Inc. (The)                  132,163  14,524,714       0.3%
    Trico Bancshares                                854      22,990       0.0%
    Trustmark Corp.                               4,194     102,795       0.0%
    Umpqua Holdings Corp.                        34,932     552,974       0.0%
*   Unico American Corp.                          1,900      21,375       0.0%
    Union Bankshares Corp.                       37,042     978,279       0.0%
#   United Bankshares, Inc.                      12,121     468,961       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Financials -- (Continued)
    United Financial Bancorp, Inc.            9,193 $      119,325       0.0%
    United Fire Group, Inc.                  24,429      1,094,908       0.0%
*   United Security Bancshares                  424          2,281       0.0%
    Unity Bancorp, Inc.                       3,636         42,759       0.0%
    Unum Group                              517,445     17,701,793       0.3%
    Validus Holdings, Ltd.                    8,958        412,874       0.0%
    Valley National Bancorp                     768          7,265       0.0%
    Voya Financial, Inc.                     14,373        466,691       0.0%
    Washington Federal, Inc.                 97,887      2,377,675       0.1%
    Waterstone Financial, Inc.                1,426         19,993       0.0%
    Wells Fargo & Co.                     1,406,844     70,314,063       1.3%
    WesBanco, Inc.                           31,678      1,017,814       0.0%
    West BanCorp, Inc.                        5,278         98,435       0.0%
    Westfield Financial, Inc.                10,811         82,812       0.0%
    Wintrust Financial Corp.                 24,224      1,260,132       0.0%
    WR Berkley Corp.                          5,305        297,080       0.0%
    XL Group P.L.C.                         240,766      7,880,271       0.2%
#   Zions Bancorporation                     53,325      1,467,504       0.0%
                                                    --------------      ----
Total Financials                                     1,016,724,779      18.9%
                                                    --------------      ----
Health Care -- (11.0%)
    Aceto Corp.                              31,686        710,717       0.0%
#*  Addus HomeCare Corp.                      2,044         37,814       0.0%
    Aetna, Inc.                             558,462     62,698,529       1.2%
#*  Albany Molecular Research, Inc.          24,874        374,354       0.0%
*   Alere, Inc.                              45,800      1,786,200       0.0%
*   Allergan P.L.C.                         117,350     25,413,316       0.5%
*   Amsurg Corp.                             30,743      2,489,568       0.1%
    Analogic Corp.                            2,988        236,022       0.0%
#*  AngioDynamics, Inc.                      14,354        175,837       0.0%
#*  Anika Therapeutics, Inc.                 14,671        669,878       0.0%
    Anthem, Inc.                            504,640     71,038,173       1.3%
*   Arrhythmia Research Technology, Inc.      1,200          4,950       0.0%
*   Boston Scientific Corp.               1,204,199     26,396,042       0.5%
*   Brookdale Senior Living, Inc.             4,785         88,331       0.0%
    Cigna Corp.                              42,954      5,950,847       0.1%
*   Community Health Systems, Inc.          105,314      2,009,391       0.1%
    CONMED Corp.                             43,239      1,790,959       0.1%
#   Cooper Cos., Inc. (The)                  13,956      2,136,384       0.1%
*   Cross Country Healthcare, Inc.            7,595         94,406       0.0%
#   CryoLife, Inc.                           17,502        217,025       0.0%
*   Cumberland Pharmaceuticals, Inc.         23,319        110,765       0.0%
*   Cutera, Inc.                              1,289         15,030       0.0%
*   Cynosure, Inc. Class A                    8,077        395,288       0.0%
    Digirad Corp.                            26,711        155,725       0.0%
*   Emergent Biosolutions, Inc.               8,678        334,277       0.0%
*   Enzo Biochem, Inc.                       41,397        206,157       0.0%
*   Exactech, Inc.                            3,390         77,089       0.0%
*   Express Scripts Holding Co.             501,076     36,944,334       0.7%
*   Five Star Quality Care, Inc.             28,953         70,645       0.0%
*   Greatbatch, Inc.                         41,672      1,450,186       0.0%
#*  Harvard Bioscience, Inc.                 32,107         95,358       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Health Care -- (Continued)
*           Healthways, Inc.                       37,281 $    434,324       0.0%
*           Hologic, Inc.                         305,036   10,246,159       0.2%
            Humana, Inc.                          236,814   41,932,655       0.8%
#*          Impax Laboratories, Inc.                4,700      156,745       0.0%
            Invacare Corp.                          7,330       82,389       0.0%
            Kewaunee Scientific Corp.               1,631       27,466       0.0%
            Kindred Healthcare, Inc.               56,891      839,711       0.0%
#           LeMaitre Vascular, Inc.                 5,100       84,558       0.0%
*           LHC Group, Inc.                         1,418       57,202       0.0%
*           LifePoint Health, Inc.                 82,208    5,553,973       0.1%
*           Magellan Health, Inc.                  17,899    1,261,164       0.0%
(degrees)*  Medcath Corp.                          29,240           --       0.0%
            Medtronic P.L.C.                      479,908   37,984,718       0.7%
*           Merit Medical Systems, Inc.            13,395      271,249       0.0%
#*          Molina Healthcare, Inc.                24,941    1,290,946       0.0%
            National HealthCare Corp.               6,484      417,894       0.0%
*           Natus Medical, Inc.                    15,698      500,295       0.0%
*           NuVasive, Inc.                          2,045      108,262       0.0%
*           Nuvectra Corp.                         13,890      116,745       0.0%
*           Omnicell, Inc.                         35,405    1,128,003       0.0%
            PerkinElmer, Inc.                      76,500    3,857,130       0.1%
#           Pfizer, Inc.                        4,484,148  146,676,481       2.7%
*           PharMerica Corp.                       33,305      787,330       0.0%
*           Prestige Brands Holdings, Inc.        111,489    6,330,345       0.1%
*           RTI Surgical, Inc.                     73,086      291,613       0.0%
*           SciClone Pharmaceuticals, Inc.         13,028      171,970       0.0%
            Select Medical Holdings Corp.          42,204      564,690       0.0%
*           SunLink Health Systems, Inc.            1,750        1,173       0.0%
*           SurModics, Inc.                         5,593      112,531       0.0%
*           Symmetry Surgical, Inc.                19,262      201,288       0.0%
#           Teleflex, Inc.                         37,223    5,798,599       0.1%
            Thermo Fisher Scientific, Inc.        499,520   72,055,760       1.4%
#*          Triple-S Management Corp. Class B      20,684      538,611       0.0%
            UnitedHealth Group, Inc.               89,716   11,813,803       0.2%
            Universal American Corp.               84,328      627,400       0.0%
*           VCA, Inc.                              69,140    4,353,746       0.1%
#*          WellCare Health Plans, Inc.            18,375    1,653,566       0.0%
                                                          ------------      ----
Total Health Care                                          602,504,091      11.2%
                                                          ------------      ----
Industrials -- (12.2%)
            AAR Corp.                              32,906      791,060       0.0%
            ABM Industries, Inc.                   64,500    2,074,965       0.1%
            Acme United Corp.                       1,030       17,397       0.0%
#           Actuant Corp. Class A                  44,986    1,201,576       0.0%
            ADT Corp. (The)                       189,445    7,952,901       0.2%
*           AECOM                                  55,835    1,814,079       0.0%
*           Aegion Corp.                           42,549      903,315       0.0%
#*          Aerovironment, Inc.                    35,065    1,012,677       0.0%
            AGCO Corp.                             58,973    3,153,286       0.1%
*           Air Transport Services Group, Inc.      6,308       88,880       0.0%
            Alamo Group, Inc.                      22,751    1,284,066       0.0%
#           Alaska Air Group, Inc.                105,252    7,412,898       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Albany International Corp. Class A              20,551 $   828,000       0.0%
    AMERCO                                          29,431  10,359,712       0.2%
*   Ameresco, Inc. Class A                             981       4,385       0.0%
    American Railcar Industries, Inc.               20,003     820,323       0.0%
    Apogee Enterprises, Inc.                        36,374   1,507,339       0.0%
    ArcBest Corp.                                   12,135     231,657       0.0%
    Argan, Inc.                                         21         718       0.0%
    Astec Industries, Inc.                          22,925   1,109,570       0.0%
*   Atlas Air Worldwide Holdings, Inc.              35,456   1,416,113       0.0%
*   Avis Budget Group, Inc.                         94,608   2,374,661       0.1%
    Barnes Group, Inc.                              36,400   1,182,636       0.0%
*   BlueLinx Holdings, Inc.                         17,052      11,425       0.0%
    Brady Corp. Class A                             38,500   1,019,865       0.0%
    Briggs & Stratton Corp.                         41,033     868,669       0.0%
*   CAI International, Inc.                         17,082     174,578       0.0%
*   Casella Waste Systems, Inc. Class A              5,201      37,239       0.0%
#   Caterpillar, Inc.                              107,902   8,386,143       0.2%
*   CBIZ, Inc.                                      38,149     388,357       0.0%
    CDI Corp.                                       26,779     191,470       0.0%
    CECO Environmental Corp.                         3,773      24,902       0.0%
    Celadon Group, Inc.                             24,642     248,145       0.0%
    Chicago Rivet & Machine Co.                        700      17,094       0.0%
    CIRCOR International, Inc.                      10,019     565,573       0.0%
    Columbus McKinnon Corp.                         17,542     289,618       0.0%
    Comfort Systems USA, Inc.                       44,560   1,314,074       0.0%
    Compx International, Inc.                          500       5,338       0.0%
#   Covanta Holding Corp.                           94,292   1,533,188       0.0%
*   Covenant Transportation Group, Inc. Class A      7,080     140,963       0.0%
*   CPI Aerostructures, Inc.                         4,626      31,919       0.0%
*   CRA International, Inc.                          7,613     165,202       0.0%
    CSX Corp.                                    1,242,950  33,895,246       0.6%
    Curtiss-Wright Corp.                            46,353   3,549,713       0.1%
*   DigitalGlobe, Inc.                              21,971     486,877       0.0%
    Douglas Dynamics, Inc.                          30,234     692,661       0.0%
*   Ducommun, Inc.                                  12,645     201,182       0.0%
#*  Dycom Industries, Inc.                          39,867   2,814,610       0.1%
    Dynamic Materials Corp.                          1,436      14,030       0.0%
    Eastern Co. (The)                               10,193     170,325       0.0%
    Eaton Corp. P.L.C.                              98,845   6,253,923       0.1%
    EMCOR Group, Inc.                               50,540   2,450,179       0.1%
    Encore Wire Corp.                               19,966     763,700       0.0%
*   Energy Recovery, Inc.                            1,783      21,681       0.0%
    EnerSys                                         43,239   2,523,860       0.1%
*   Engility Holdings, Inc.                          7,988     157,124       0.0%
    Ennis, Inc.                                     48,483     947,358       0.0%
    EnPro Industries, Inc.                          17,635   1,033,058       0.0%
    ESCO Technologies, Inc.                         17,601     677,286       0.0%
    Espey Manufacturing & Electronics Corp.          1,671      40,940       0.0%
    Essendant, Inc.                                 24,021     739,607       0.0%
*   Esterline Technologies Corp.                    44,968   3,087,503       0.1%
    Federal Signal Corp.                           116,741   1,598,184       0.0%
    FedEx Corp.                                    142,324  23,499,116       0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Industrials -- (Continued)
#   Fortune Brands Home & Security, Inc.         149,626 $  8,290,777       0.2%
*   Franklin Covey Co.                             3,046       50,168       0.0%
    FreightCar America, Inc.                       9,404      161,279       0.0%
*   FTI Consulting, Inc.                          25,736    1,037,161       0.0%
    G&K Services, Inc. Class A                    29,714    2,099,294       0.1%
#   GATX Corp.                                    65,445    3,006,543       0.1%
*   Gencor Industries, Inc.                        8,766      126,493       0.0%
    General Electric Co.                       3,873,888  119,122,056       2.2%
#*  Genesee & Wyoming, Inc. Class A                1,200       78,132       0.0%
*   Gibraltar Industries, Inc.                    24,203      640,169       0.0%
*   GP Strategies Corp.                           18,583      433,727       0.0%
    Granite Construction, Inc.                    27,179    1,211,912       0.0%
*   Great Lakes Dredge & Dock Corp.               69,820      319,077       0.0%
#   Greenbrier Cos., Inc. (The)                   22,451      673,305       0.0%
    Griffon Corp.                                 67,323    1,064,377       0.0%
    H&E Equipment Services, Inc.                  59,629    1,206,295       0.0%
#*  Hawaiian Holdings, Inc.                       18,070      760,205       0.0%
    Heidrick & Struggles International, Inc.      18,234      359,757       0.0%
*   Hertz Global Holdings, Inc.                  278,411    2,578,086       0.1%
*   Hill International, Inc.                      27,154      115,133       0.0%
    Huntington Ingalls Industries, Inc.           47,666    6,900,607       0.1%
    Hurco Cos., Inc.                               7,910      256,126       0.0%
*   Huron Consulting Group, Inc.                   4,001      222,496       0.0%
    Hyster-Yale Materials Handling, Inc.          12,246      750,068       0.0%
*   ICF International, Inc.                       31,660    1,246,454       0.0%
    Ingersoll-Rand P.L.C.                        213,109   13,967,164       0.3%
    Insteel Industries, Inc.                      17,578      509,586       0.0%
*   JetBlue Airways Corp.                        324,893    6,429,632       0.1%
    Kadant, Inc.                                   5,786      273,967       0.0%
    KAR Auction Services, Inc.                    18,100      680,560       0.0%
    KBR, Inc.                                      3,600       56,016       0.0%
#   Kennametal, Inc.                               1,000       23,380       0.0%
*   Key Technology, Inc.                           3,199       28,631       0.0%
    Kimball International, Inc. Class B           31,258      363,843       0.0%
    Korn/Ferry International                      33,148      899,637       0.0%
#*  Kratos Defense & Security Solutions, Inc.      2,711       14,395       0.0%
    L-3 Communications Holdings, Inc.            100,470   13,214,819       0.3%
#*  Lawson Products, Inc.                          8,847      173,313       0.0%
    LB Foster Co. Class A                          6,682      131,502       0.0%
#*  LMI Aerospace, Inc.                           13,807      121,364       0.0%
    LS Starrett Co. (The) Class A                  4,097       44,330       0.0%
    LSI Industries, Inc.                          27,715      350,595       0.0%
*   Lydall, Inc.                                  14,605      537,318       0.0%
    ManpowerGroup, Inc.                           22,886    1,762,909       0.0%
    Marten Transport, Ltd.                        47,782      891,612       0.0%
    Matson, Inc.                                  62,316    2,422,846       0.1%
    Matthews International Corp. Class A          12,387      652,052       0.0%
    McGrath RentCorp                              17,552      427,918       0.0%
*   Mercury Systems, Inc.                          2,055       43,196       0.0%
*   MFRI, Inc.                                     8,900       62,122       0.0%
    Miller Industries, Inc.                       20,099      427,305       0.0%
    Mobile Mini, Inc.                             54,461    1,756,367       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
*   Moog, Inc. Class A                        35,339 $ 1,726,664       0.0%
    Mueller Industries, Inc.                  30,912     975,583       0.0%
    Mueller Water Products, Inc. Class A     185,957   1,999,038       0.1%
    Multi-Color Corp.                            308      18,428       0.0%
*   MYR Group, Inc.                           19,582     499,537       0.0%
    National Presto Industries, Inc.             571      49,785       0.0%
*   Navigant Consulting, Inc.                 12,297     196,260       0.0%
    Nielsen Holdings P.L.C.                   16,256     847,588       0.0%
*   NL Industries, Inc.                       43,869     134,678       0.0%
    NN, Inc.                                  18,396     276,676       0.0%
    Norfolk Southern Corp.                   545,229  49,130,585       0.9%
    Northrop Grumman Corp.                   175,493  36,197,186       0.7%
*   Northwest Pipe Co.                         6,690      72,185       0.0%
*   NOW, Inc.                                 62,737   1,133,030       0.0%
*   On Assignment, Inc.                       53,951   1,945,473       0.1%
    Orbital ATK, Inc.                         56,610   4,925,070       0.1%
#   Oshkosh Corp.                             14,466     706,664       0.0%
    Owens Corning                            149,300   6,878,251       0.1%
#*  PAM Transportation Services, Inc.          9,249     228,543       0.0%
#   Pentair P.L.C.                           117,934   6,849,607       0.1%
    Powell Industries, Inc.                    7,529     234,302       0.0%
*   PowerSecure International, Inc.           19,459     364,272       0.0%
    Providence and Worcester Railroad Co.        850      13,515       0.0%
    Quad/Graphics, Inc.                        2,390      29,995       0.0%
    Quanex Building Products Corp.            21,431     403,760       0.0%
*   Quanta Services, Inc.                    168,307   3,992,242       0.1%
    Raytheon Co.                              96,954  12,250,138       0.2%
    RCM Technologies, Inc.                    20,293     106,335       0.0%
    Regal Beloit Corp.                        16,070   1,035,229       0.0%
    Republic Services, Inc.                  429,755  20,228,568       0.4%
    Resources Connection, Inc.                25,955     383,355       0.0%
*   Roadrunner Transportation Systems, Inc.      879      10,390       0.0%
#*  Rush Enterprises, Inc. Class A            32,603     641,953       0.0%
*   Rush Enterprises, Inc. Class B            18,522     360,253       0.0%
    Ryder System, Inc.                        89,844   6,192,048       0.1%
#*  Saia, Inc.                                 8,925     258,111       0.0%
*   SIFCO Industries, Inc.                     6,623      70,667       0.0%
    SkyWest, Inc.                             38,506     904,891       0.0%
*   SL Industries, Inc.                          300      11,994       0.0%
    Southwest Airlines Co.                   645,761  28,807,398       0.6%
*   Sparton Corp.                              9,132     195,973       0.0%
*   SPX FLOW, Inc.                            12,803     383,578       0.0%
    Standex International Corp.               22,341   1,713,331       0.0%
    Stanley Black & Decker, Inc.             154,919  17,338,534       0.3%
    Steelcase, Inc. Class A                   55,469     846,457       0.0%
    Supreme Industries, Inc. Class A           1,433      17,812       0.0%
    TAL International Group, Inc.             24,053     411,306       0.0%
*   Team, Inc.                                 6,674     191,744       0.0%
    Terex Corp.                               27,578     658,838       0.0%
    Tetra Tech, Inc.                          45,222   1,329,527       0.0%
*   Titan Machinery, Inc.                      2,883      37,479       0.0%
*   TRC Cos., Inc.                            23,870     204,327       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
    Trinity Industries, Inc.                183,814 $  3,586,211       0.1%
#   Triumph Group, Inc.                      57,456    2,078,758       0.1%
*   Tutor Perini Corp.                       33,844      535,412       0.0%
#   Twin Disc, Inc.                             900       11,925       0.0%
    Tyco International P.L.C.               240,619    9,268,644       0.2%
*   Ultralife Corp.                           3,309       15,618       0.0%
    UniFirst Corp.                           18,705    2,027,248       0.1%
    Union Pacific Corp.                     888,128   77,471,405       1.5%
    Universal Forest Products, Inc.          31,800    2,437,470       0.1%
*   USA Truck, Inc.                          15,105      267,661       0.0%
*   Vectrus, Inc.                             4,069       87,728       0.0%
#*  Veritiv Corp.                             9,437      387,106       0.0%
*   Versar, Inc.                              5,526       14,091       0.0%
    Viad Corp.                               23,193      689,992       0.0%
*   Virco Manufacturing Corp.                12,601       40,323       0.0%
    VSE Corp.                                   305       18,922       0.0%
    Waste Connections, Inc.                   2,800      188,384       0.0%
    Watts Water Technologies, Inc. Class A   53,615    2,995,470       0.1%
    Werner Enterprises, Inc.                 34,105      864,221       0.0%
#*  Wesco Aircraft Holdings, Inc.             6,228       89,870       0.0%
#*  WESCO International, Inc.                11,687      687,079       0.0%
*   Willdan Group, Inc.                       1,000       10,750       0.0%
*   Willis Lease Finance Corp.                6,713      162,320       0.0%
#*  XPO Logistics, Inc.                      12,216      368,190       0.0%
                                                    ------------      ----
Total Industrials                                    666,274,166      12.4%
                                                    ------------      ----
Information Technology -- (9.4%)
    Activision Blizzard, Inc.               982,162   33,855,124       0.7%
*   Actua Corp.                               1,184       11,224       0.0%
*   Acxiom Corp.                              7,769      170,685       0.0%
#*  Agilysys, Inc.                           16,899      180,481       0.0%
*   Alpha & Omega Semiconductor, Ltd.        20,661      268,386       0.0%
*   Amtech Systems, Inc.                      2,395       14,969       0.0%
#*  ARRIS International P.L.C.              140,787    3,205,720       0.1%
*   Arrow Electronics, Inc.                 182,170   11,312,757       0.2%
    Astro-Med, Inc.                           6,285       90,001       0.0%
    Avnet, Inc.                             139,400    5,732,128       0.1%
#   AVX Corp.                                86,630    1,145,249       0.0%
*   Aware, Inc.                              14,326       59,739       0.0%
*   Axcelis Technologies, Inc.                  700        2,002       0.0%
*   AXT, Inc.                                16,521       42,459       0.0%
    Bel Fuse, Inc. Class A                    3,874       60,628       0.0%
    Bel Fuse, Inc. Class B                   11,837      197,204       0.0%
*   Benchmark Electronics, Inc.              62,063    1,205,263       0.0%
    Black Box Corp.                          18,611      272,093       0.0%
*   Blackhawk Network Holdings, Inc.         25,926      833,002       0.0%
*   Blucora, Inc.                            57,127      457,587       0.0%
    Brocade Communications Systems, Inc.    461,513    4,435,140       0.1%
    Brooks Automation, Inc.                  50,847      481,013       0.0%
*   BSQUARE Corp.                             4,065       25,325       0.0%
*   CACI International, Inc. Class A         24,830    2,387,404       0.1%
*   Calix, Inc.                              16,027      111,067       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.                          24,071 $    503,325       0.0%
*   Checkpoint Systems, Inc.                         27,235      275,618       0.0%
*   CIBER, Inc.                                      34,165       79,263       0.0%
    Cisco Systems, Inc.                           3,728,589  102,498,912       1.9%
    Cohu, Inc.                                       28,915      334,257       0.0%
    Communications Systems, Inc.                      9,323       59,947       0.0%
    Computer Sciences Corp.                         136,993    4,538,578       0.1%
    Comtech Telecommunications Corp.                 15,569      376,770       0.0%
    Concurrent Computer Corp.                        13,740       83,264       0.0%
    Convergys Corp.                                 197,364    5,230,146       0.1%
*   CoreLogic, Inc.                                  96,545    3,425,417       0.1%
    Corning, Inc.                                   816,154   15,237,595       0.3%
*   Cray, Inc.                                       12,866      487,235       0.0%
    CSP, Inc.                                         2,414       15,763       0.0%
    CSRA, Inc.                                       30,707      797,154       0.0%
    CTS Corp.                                        66,936    1,109,130       0.0%
*   CyberOptics Corp.                                 3,281       57,582       0.0%
#   Cypress Semiconductor Corp.                      52,022      469,759       0.0%
*   Datalink Corp.                                   28,408      228,116       0.0%
*   Digi International, Inc.                         25,438      268,880       0.0%
*   Diodes, Inc.                                      4,709       87,682       0.0%
*   DSP Group, Inc.                                  46,713      443,773       0.0%
*   EchoStar Corp. Class A                           23,551      963,707       0.0%
*   Edgewater Technology, Inc.                       13,603      115,625       0.0%
    Electro Rent Corp.                               24,062      240,861       0.0%
*   Electro Scientific Industries, Inc.               6,085       42,899       0.0%
*   Electronics for Imaging, Inc.                    58,110    2,315,102       0.1%
    EMC Corp.                                       342,124    8,932,858       0.2%
*   Emcore Corp.                                        744        4,241       0.0%
#*  EnerNOC, Inc.                                    13,197       90,004       0.0%
*   Entegris, Inc.                                      300        3,987       0.0%
    Epiq Systems, Inc.                               23,453      346,401       0.0%
*   ePlus, Inc.                                       8,745      703,011       0.0%
*   Exar Corp.                                       51,341      313,180       0.0%
*   Fabrinet                                          4,055      129,638       0.0%
*   Fairchild Semiconductor International, Inc.     118,008    2,360,160       0.1%
    Fidelity National Information Services, Inc.    151,857    9,992,191       0.2%
#*  Finisar Corp.                                    61,526    1,012,718       0.0%
*   First Solar, Inc.                                28,266    1,578,373       0.0%
*   FormFactor, Inc.                                 30,568      235,374       0.0%
*   Frequency Electronics, Inc.                      10,976      111,187       0.0%
*   GSE Systems, Inc.                                10,238       26,107       0.0%
#*  GSI Technology, Inc.                              5,863       23,159       0.0%
    Hackett Group, Inc. (The)                        46,398      690,402       0.0%
*   Harmonic, Inc.                                   22,962       79,449       0.0%
    Hewlett Packard Enterprise Co.                  810,974   13,510,827       0.3%
    HP, Inc.                                         79,891      980,263       0.0%
*   Hutchinson Technology, Inc.                      13,656       49,844       0.0%
    IAC/InterActiveCorp                             125,298    5,806,309       0.1%
#*  ID Systems, Inc.                                 10,784       55,861       0.0%
    Ingram Micro, Inc. Class A                      277,679    9,704,881       0.2%
*   Insight Enterprises, Inc.                        42,100    1,040,291       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
 Information Technology -- (Continued)
     Intel Corp.                          3,141,595 $95,127,497       1.8%
 *   Internap Corp.                          32,386      73,840       0.0%
     Intersil Corp. Class A                 119,798   1,400,439       0.0%
 #*  Intevac, Inc.                            2,584      12,558       0.0%
 *   IntriCon Corp.                           2,835      16,982       0.0%
 *   Itron, Inc.                             33,397   1,373,285       0.0%
     IXYS Corp.                               3,055      32,994       0.0%
     Juniper Networks, Inc.                 212,100   4,963,140       0.1%
 *   Key Tronic Corp.                        17,623     125,652       0.0%
 *   Kimball Electronics, Inc.               23,443     256,466       0.0%
 *   Kulicke & Soffa Industries, Inc.        71,688     768,495       0.0%
 *   KVH Industries, Inc.                    19,858     193,814       0.0%
 #*  Lattice Semiconductor Corp.            108,469     604,172       0.0%
     Lexmark International, Inc. Class A     35,849   1,383,771       0.0%
 *   Limelight Networks, Inc.                18,463      32,310       0.0%
     ManTech International Corp. Class A      2,048      69,222       0.0%
     Marvell Technology Group, Ltd.         166,418   1,660,852       0.1%
 #*  Maxwell Technologies, Inc.               2,521      16,185       0.0%
     Mentor Graphics Corp.                   35,620     710,975       0.0%
     Methode Electronics, Inc.               79,272   2,356,757       0.1%
 *   Micron Technology, Inc.                758,908   8,158,261       0.2%
 *   Microsemi Corp.                          7,940     268,293       0.0%
     MKS Instruments, Inc.                   61,200   2,194,632       0.1%
     MOCON, Inc.                                700      10,360       0.0%
 #*  ModusLink Global Solutions, Inc.        68,955     100,674       0.0%
     NCI, Inc. Class A                          686       9,920       0.0%
 #*  NETGEAR, Inc.                              428      18,147       0.0%
 *   Newport Corp.                           64,756   1,488,740       0.0%
 #*  Novatel Wireless, Inc.                  10,953      16,758       0.0%
     Optical Cable Corp.                     10,793      27,090       0.0%
 *   PAR Technology Corp.                    12,896      82,405       0.0%
     Park Electrochemical Corp.               1,642      26,781       0.0%
     PC Connection, Inc.                     39,267     933,377       0.0%
     PC-Tel, Inc.                            30,854     138,226       0.0%
 *   PCM, Inc.                               10,471     100,417       0.0%
 *   Perceptron, Inc.                         8,428      38,853       0.0%
 *   Photronics, Inc.                        79,712     843,353       0.0%
 *   Plexus Corp.                            10,626     443,742       0.0%
 *   Polycom, Inc.                           36,977     441,875       0.0%
 *   Qorvo, Inc.                             24,909   1,121,652       0.0%
     QUALCOMM, Inc.                         820,308  41,441,960       0.8%
 *   Qualstar Corp.                           2,118       1,021       0.0%
 *   Rambus, Inc.                             1,069      12,422       0.0%
 *   RealNetworks, Inc.                      17,505      79,823       0.0%
     Reis, Inc.                              13,511     340,072       0.0%
     RF Industries, Ltd.                      2,823       7,283       0.0%
     Richardson Electronics, Ltd.            15,464      80,413       0.0%
 *   Rofin-Sinar Technologies, Inc.           4,978     160,242       0.0%
 *   Rogers Corp.                             7,543     432,666       0.0%
 *   Rovi Corp.                              19,000     334,780       0.0%
 *   Rudolph Technologies, Inc.              16,097     223,265       0.0%
     SanDisk Corp.                           13,097     983,978       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                               PERCENTAGE
                                       SHARES      VALUE+    OF NET ASSETS**
                                      --------- ------------ ---------------
Information Technology -- (Continued)
*   Sanmina Corp.                        39,846 $    942,358       0.0%
*   ScanSource, Inc.                     14,745      599,827       0.0%
*   Seachange International, Inc.         8,687       32,403       0.0%
*   ShoreTel, Inc.                        3,200       19,584       0.0%
*   Sonus Networks, Inc.                  6,622       54,698       0.0%
#   SS&C Technologies Holdings, Inc.     25,793    1,577,242       0.0%
*   StarTek, Inc.                        22,913       93,943       0.0%
#*  SunPower Corp.                       18,322      369,005       0.0%
*   Super Micro Computer, Inc.            5,886      158,392       0.0%
#*  Support.com, Inc.                    15,100       12,986       0.0%
*   Sykes Enterprises, Inc.              20,292      591,512       0.0%
    SYNNEX Corp.                         55,900    4,615,663       0.1%
*   Synopsys, Inc.                        4,200      199,584       0.0%
#*  Systemax, Inc.                        7,487       67,757       0.0%
*   Tech Data Corp.                      82,952    5,697,973       0.1%
*   Telenav, Inc.                         9,865       56,231       0.0%
    Teradyne, Inc.                       26,789      506,580       0.0%
    Tessco Technologies, Inc.             8,689      144,064       0.0%
    Tessera Technologies, Inc.           48,635    1,396,797       0.0%
#*  TTM Technologies, Inc.               55,241      360,171       0.0%
*   United Online, Inc.                  17,780      192,557       0.0%
#*  Veeco Instruments, Inc.              15,978      294,155       0.0%
*   Virtusa Corp.                        30,064    1,068,475       0.0%
#   Vishay Intertechnology, Inc.        151,731    1,845,049       0.1%
*   Vishay Precision Group, Inc.         16,480      246,541       0.0%
    Western Digital Corp.               212,781    8,695,296       0.2%
*   Xcerra Corp.                         20,165      118,973       0.0%
    Xerox Corp.                       1,007,652    9,673,459       0.2%
*   XO Group, Inc.                        6,284      110,975       0.0%
*   Yahoo!, Inc.                      1,048,770   38,384,982       0.7%
                                                ------------       ---
Total Information Technology                     514,491,845       9.6%
                                                ------------       ---
Materials -- (2.3%)
    A Schulman, Inc.                     32,960      919,254       0.0%
#*  A. M. Castle & Co.                   20,838       66,265       0.0%
    Alcoa, Inc.                         995,255   11,116,998       0.2%
    Allegheny Technologies, Inc.         22,777      372,176       0.0%
    Ampco-Pittsburgh Corp.                4,007       76,494       0.0%
    Ashland, Inc.                       112,560   12,561,696       0.2%
    Axiall Corp.                         26,423      622,262       0.0%
    Bemis Co., Inc.                      25,154    1,262,228       0.0%
    Cabot Corp.                          46,280    2,258,001       0.1%
*   Century Aluminum Co.                 15,822      139,550       0.0%
*   Chemtura Corp.                       49,368    1,374,899       0.0%
*   Clearwater Paper Corp.               16,822    1,004,946       0.0%
    Commercial Metals Co.                85,208    1,526,927       0.0%
*   Core Molding Technologies, Inc.      11,847      138,965       0.0%
    Domtar Corp.                          8,107      313,254       0.0%
    Dow Chemical Co. (The)               11,060      581,867       0.0%
    Freeport-McMoRan, Inc.              327,519    4,585,266       0.1%
    Friedman Industries, Inc.            13,926       86,202       0.0%
    FutureFuel Corp.                      6,104       68,609       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                          SHARES      VALUE+    OF NET ASSETS**
                                                         --------- ------------ ---------------
Materials -- (Continued)
             Graphic Packaging Holding Co.                 154,000 $  2,045,120       0.0%
             Greif, Inc. Class A                             4,885      169,509       0.0%
             Huntsman Corp.                                 50,242      790,809       0.0%
#            International Paper Co.                       493,615   21,358,721       0.4%
             Kaiser Aluminum Corp.                          27,181    2,577,574       0.1%
             KapStone Paper and Packaging Corp.             80,984    1,286,836       0.0%
*            Kraton Performance Polymers, Inc.               5,435      123,429       0.0%
#*           Louisiana-Pacific Corp.                       173,457    2,948,769       0.1%
             Martin Marietta Materials, Inc.                23,633    3,999,413       0.1%
             Materion Corp.                                 18,497      536,228       0.0%
             Mercer International, Inc.                     21,725      182,490       0.0%
             Minerals Technologies, Inc.                    34,280    2,053,372       0.1%
             Mosaic Co. (The)                               17,274      483,499       0.0%
             Myers Industries, Inc.                         57,792      779,036       0.0%
             Neenah Paper, Inc.                              7,684      500,152       0.0%
             Newmont Mining Corp.                           48,146    1,683,666       0.0%
*            Northern Technologies International Corp.       3,035       44,463       0.0%
             Nucor Corp.                                    83,945    4,178,782       0.1%
#            Olin Corp.                                     69,801    1,520,964       0.0%
             Olympic Steel, Inc.                             9,986      225,883       0.0%
             PH Glatfelter Co.                              50,600    1,160,258       0.0%
             PolyOne Corp.                                   5,174      186,161       0.0%
             Reliance Steel & Aluminum Co.                  93,801    6,938,460       0.1%
*            Resolute Forest Products, Inc.                  1,817       10,557       0.0%
             Schnitzer Steel Industries, Inc. Class A          400        8,248       0.0%
             Sensient Technologies Corp.                    38,101    2,562,292       0.1%
             Steel Dynamics, Inc.                           94,919    2,392,908       0.1%
#*           Stillwater Mining Co.                          55,630      678,686       0.0%
             SunCoke Energy, Inc.                           62,210      462,220       0.0%
             Synalloy Corp.                                  5,144       43,570       0.0%
             Tredegar Corp.                                 27,973      446,449       0.0%
             Tronox, Ltd. Class A                            1,600       11,648       0.0%
#*           Universal Stainless & Alloy Products, Inc.      6,269       81,685       0.0%
             Vulcan Materials Co.                           58,246    6,269,017       0.1%
#            Westlake Chemical Corp.                       158,152    7,937,649       0.2%
             WestRock Co.                                  200,591    8,394,733       0.2%
             Worthington Industries, Inc.                   47,320    1,786,330       0.0%
                                                                   ------------       ---
Total Materials                                                     125,935,445       2.3%
                                                                   ------------       ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares          47,409           --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                     900           --       0.0%
                                                                   ------------       ---
Total Other                                                                  --       0.0%
                                                                   ------------       ---
Telecommunication Services -- (4.7%)
             AT&T, Inc.                                  5,441,020  211,220,396       3.9%
             Atlantic Tele-Network, Inc.                        84        6,040       0.0%
#            CenturyLink, Inc.                             512,432   15,859,770       0.3%
             Frontier Communications Corp.                 696,949    3,875,037       0.1%
*            General Communication, Inc. Class A            45,867      775,152       0.0%
#*           Iridium Communications, Inc.                   14,800      119,436       0.0%
*            Lumos Networks Corp.                              500        6,375       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#*          ORBCOMM, Inc.                                                  44,499 $      440,985        0.0%
            Shenandoah Telecommunications Co.                             112,708      3,233,593        0.1%
            Spok Holdings, Inc.                                            12,522        212,749        0.0%
#*          Sprint Corp.                                                  422,600      1,449,518        0.0%
*           T-Mobile US, Inc.                                             113,786      4,469,514        0.1%
            Telephone & Data Systems, Inc.                                111,207      3,288,391        0.1%
*           United States Cellular Corp.                                    7,591        323,680        0.0%
            Verizon Communications, Inc.                                  187,958      9,574,581        0.1%
*           Vonage Holdings Corp.                                          85,934        401,312        0.0%
                                                                                  --------------      -----
Total Telecommunication Services                                                     255,256,529        4.7%
                                                                                  --------------      -----
Utilities -- (0.1%)
*           Calpine Corp.                                                  62,921        992,893        0.0%
            Consolidated Water Co., Ltd.                                    6,656         92,452        0.0%
            NRG Energy, Inc.                                              241,908      3,652,811        0.1%
            Ormat Technologies, Inc.                                       20,134        873,816        0.0%
            UGI Corp.                                                      78,988      3,178,477        0.1%
                                                                                  --------------      -----
Total Utilities                                                                        8,790,449        0.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS                                                                5,328,599,878       99.1%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc. Contingent Value Rights       8,393             --        0.0%
(degrees)*  Safeway Casa Ley Contingent Value Rights                      157,807        160,159        0.0%
(degrees)*  Safeway PDC, LLC Contingent Value Rights                      157,807          7,701        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    167,860        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        5,328,767,738
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid Reserves, 0.455%         51,680,486     51,680,486        1.0%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@ DFA Short Term Investment Fund                                     7,607,782     88,022,042        1.6%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,300,426,704)                               $5,468,470,266      101.7%
                                                                                  ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  928,467,808 $   165,470   --    $  928,633,278
   Consumer Staples                463,562,336          --   --       463,562,336
   Energy                          746,426,960          --   --       746,426,960
   Financials                    1,016,724,779          --   --     1,016,724,779
   Health Care                     602,504,091          --   --       602,504,091
   Industrials                     666,274,166          --   --       666,274,166
   Information Technology          514,491,845          --   --       514,491,845
   Materials                       125,935,445          --   --       125,935,445
   Other                                    --          --   --                --
   Telecommunication Services      255,256,529          --   --       255,256,529
   Utilities                         8,790,449          --   --         8,790,449
Rights/Warrants                             --     167,860   --           167,860
Temporary Cash Investments          51,680,486          --   --        51,680,486
Securities Lending Collateral               --  88,022,042   --        88,022,042
Futures Contracts**                    474,883          --   --           474,883
                                -------------- -----------   --    --------------
TOTAL                           $5,380,589,777 $88,355,372   --    $5,468,945,149
                                ============== ===========   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) This item is not applicable.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: June 22, 2016

By:  /s/ Gregory K. Hinkle
     -----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: June 22, 2016